UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07803

Name of Registrant: Vanguard Scottsdale Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1: Schedule of Investments

Vanguard Short-Term Treasury Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (99.3%)
United States Treasury Note/Bond	1.375%	12/15/19	50,080	49,383
United States Treasury Note/Bond	1.125%	12/31/19	28,040	27,554
United States Treasury Note/Bond	1.625%	12/31/19	54,253	53,600
United States Treasury Note/Bond	1.875%	12/31/19	30,000	29,719
United States Treasury Note/Bond	1.375%	1/15/20	84,209	82,932
United States Treasury Note/Bond	1.250%	1/31/20	105,295	103,469
United States Treasury Note/Bond	1.375%	1/31/20	33,045	32,524
United States Treasury Note/Bond	2.000%	1/31/20	60,075	59,559
United States Treasury Note/Bond	1.375%	2/15/20	57,217	56,269
United States Treasury Note/Bond	3.625%	2/15/20	96,571	97,507
United States Treasury Note/Bond	1.250%	2/29/20	44,664	43,834
United States Treasury Note/Bond	1.375%	2/29/20	123,914	121,804
United States Treasury Note/Bond	2.250%	2/29/20	145,490	144,536
United States Treasury Note/Bond	1.625%	3/15/20	21,863	21,545
United States Treasury Note/Bond	1.125%	3/31/20	8,132	7,958
United States Treasury Note/Bond	1.375%	3/31/20	122,181	119,948
United States Treasury Note/Bond	2.250%	3/31/20	28,690	28,488
United States Treasury Note/Bond	1.500%	4/15/20	65,363	64,239
United States Treasury Note/Bond	1.125%	4/30/20	18,317	17,899
United States Treasury Note/Bond	1.375%	4/30/20	53,441	52,405
United States Treasury Note/Bond	2.375%	4/30/20	41,995	41,752
United States Treasury Note/Bond	1.500%	5/15/20	99,390	97,573
United States Treasury Note/Bond	3.500%	5/15/20	49,148	49,632
United States Treasury Note/Bond	1.375%	5/31/20	38,415	37,617
United States Treasury Note/Bond	1.500%	5/31/20	141,105	138,416
United States Treasury Note/Bond	2.500%	5/31/20	74,280	73,955
United States Treasury Note/Bond	1.500%	6/15/20	59,000	57,848
United States Treasury Note/Bond	1.625%	6/30/20	67,980	66,748
United States Treasury Note/Bond	1.875%	6/30/20	104,050	102,554
United States Treasury Note/Bond	2.500%	6/30/20	84,000	83,606
United States Treasury Note/Bond	1.500%	7/15/20	118,789	116,340
United States Treasury Note/Bond	1.625%	7/31/20	147,959	145,115
United States Treasury Note/Bond	2.000%	7/31/20	54,619	53,902
United States Treasury Note/Bond	2.625%	7/31/20	73,225	72,997
United States Treasury Note/Bond	1.500%	8/15/20	45,261	44,292
United States Treasury Note/Bond	2.625%	8/15/20	80,304	80,041
United States Treasury Note/Bond	8.750%	8/15/20	16,124	17,696
United States Treasury Note/Bond	1.375%	8/31/20	103,417	100,896
United States Treasury Note/Bond	2.125%	8/31/20	35,642	35,224
United States Treasury Note/Bond	2.625%	8/31/20	39,675	39,551
United States Treasury Note/Bond	1.375%	9/15/20	28,652	27,949
United States Treasury Note/Bond	1.375%	9/30/20	127,726	124,493
United States Treasury Note/Bond	2.000%	9/30/20	65,904	64,946
United States Treasury Note/Bond	2.750%	9/30/20	100,600	100,490
United States Treasury Note/Bond	1.625%	10/15/20	103,518	101,286
United States Treasury Note/Bond	1.375%	10/31/20	115,183	112,105
United States Treasury Note/Bond	1.750%	10/31/20	48,775	47,807
United States Treasury Note/Bond	2.875%	10/31/20	57,250	57,312
United States Treasury Note/Bond	1.750%	11/15/20	56,000	54,871

United States Treasury Note/Bond	2.625%	11/15/20	93,728	93,392
United States Treasury Note/Bond	1.625%	11/30/20	98,520	96,257
United States Treasury Note/Bond	2.000%	11/30/20	54,623	53,770
United States Treasury Note/Bond	2.750%	11/30/20	45,000	44,951
United States Treasury Note/Bond	1.875%	12/15/20	104,098	102,212
United States Treasury Note/Bond	1.750%	12/31/20	86,056	84,254
United States Treasury Note/Bond	2.375%	12/31/20	51,273	50,833
United States Treasury Note/Bond	2.000%	1/15/21	93,363	91,802
United States Treasury Note/Bond	1.375%	1/31/21	90,171	87,466
United States Treasury Note/Bond	2.125%	1/31/21	34,346	33,847
United States Treasury Note/Bond	2.250%	2/15/21	66,911	66,106
United States Treasury Note/Bond	3.625%	2/15/21	45,541	46,324
United States Treasury Note/Bond	1.125%	2/28/21	48,036	46,280
United States Treasury Note/Bond	2.000%	2/28/21	31,617	31,059
United States Treasury Note/Bond	2.375%	3/15/21	77,573	76,821
United States Treasury Note/Bond	1.250%	3/31/21	154,622	149,258
United States Treasury Note/Bond	2.250%	3/31/21	19,060	18,822
United States Treasury Note/Bond	2.375%	4/15/21	80,112	79,298
United States Treasury Note/Bond	1.375%	4/30/21	85,731	82,864
United States Treasury Note/Bond	2.250%	4/30/21	26,545	26,205
United States Treasury Note/Bond	2.625%	5/15/21	129,585	128,977
United States Treasury Note/Bond	3.125%	5/15/21	39,192	39,474
United States Treasury Note/Bond	1.375%	5/31/21	36,203	34,947
United States Treasury Note/Bond	2.000%	5/31/21	29,251	28,675
United States Treasury Note/Bond	2.625%	6/15/21	108,040	107,533
United States Treasury Note/Bond	1.125%	6/30/21	17,002	16,298
United States Treasury Note/Bond	2.125%	6/30/21	91,376	89,805
United States Treasury Note/Bond	2.625%	7/15/21	60,000	59,700
United States Treasury Note/Bond	1.125%	7/31/21	82,515	78,944
United States Treasury Note/Bond	2.250%	7/31/21	63,288	62,358
United States Treasury Note/Bond	2.125%	8/15/21	98,779	96,989
United States Treasury Note/Bond	2.750%	8/15/21	75,000	74,848
United States Treasury Note/Bond	1.125%	8/31/21	124,663	119,112
United States Treasury Note/Bond	2.000%	8/31/21	61,394	60,061
United States Treasury Note/Bond	2.750%	9/15/21	90,616	90,432
United States Treasury Note/Bond	1.125%	9/30/21	107,704	102,807
United States Treasury Note/Bond	2.125%	9/30/21	50,000	49,047
United States Treasury Note/Bond	2.875%	10/15/21	100,000	100,125
United States Treasury Note/Bond	1.250%	10/31/21	116,625	111,504
United States Treasury Note/Bond	2.000%	10/31/21	139,265	136,066
United States Treasury Note/Bond	2.000%	11/15/21	30,408	29,709
United States Treasury Note/Bond	2.875%	11/15/21	125,000	125,176
United States Treasury Note/Bond	1.750%	11/30/21	36,000	34,898
United States Treasury Note/Bond	1.875%	11/30/21	67,635	65,817
Total U.S. Government and Agency Obligations (Cost $6,600,063)				6,567,308
			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
[1] Vanguard Market Liquidity Fund (Cost $30,315)	2.407%		303,156	30,316
Total Investments (99.8%) (Cost $6,630,378)				6,597,624
Other Assets and Liabilities-Net (0.2%)				15,389
Net Assets (100%)				6,613,013

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Short-Term Treasury Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	6,567,308	—
Temporary Cash Investments	30,316	—	—
Total	30,316	6,567,308	—

Vanguard Intermediate-Term Treasury Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Note/Bond	8.125%	5/15/21	1,340	1,506
United States Treasury Note/Bond	8.125%	8/15/21	2,945	3,347
United States Treasury Note/Bond	8.000%	11/15/21	19,590	22,434
United States Treasury Note/Bond	1.750%	11/30/21	29,537	28,633
United States Treasury Note/Bond	1.875%	11/30/21	26,960	26,235
United States Treasury Note/Bond	2.000%	12/31/21	44,955	43,873
United States Treasury Note/Bond	2.125%	12/31/21	53,810	52,700
United States Treasury Note/Bond	1.500%	1/31/22	37,530	36,029
United States Treasury Note/Bond	1.875%	1/31/22	24,332	23,629
United States Treasury Note/Bond	2.000%	2/15/22	31,394	30,594
United States Treasury Note/Bond	1.750%	2/28/22	16,748	16,188
United States Treasury Note/Bond	1.875%	2/28/22	41,724	40,492
United States Treasury Note/Bond	1.750%	3/31/22	19,037	18,386
United States Treasury Note/Bond	1.875%	3/31/22	96,238	93,321
United States Treasury Note/Bond	1.750%	4/30/22	13,467	12,991
United States Treasury Note/Bond	1.875%	4/30/22	57,774	55,969
United States Treasury Note/Bond	1.750%	5/15/22	13,500	13,019
United States Treasury Note/Bond	1.750%	5/31/22	94,911	91,486
United States Treasury Note/Bond	1.875%	5/31/22	11,375	11,011
United States Treasury Note/Bond	1.750%	6/30/22	26,764	25,781
United States Treasury Note/Bond	2.125%	6/30/22	17,359	16,936
United States Treasury Note/Bond	1.875%	7/31/22	28,225	27,281
United States Treasury Note/Bond	2.000%	7/31/22	72,665	70,530
United States Treasury Note/Bond	1.625%	8/15/22	7,552	7,229
United States Treasury Note/Bond	7.250%	8/15/22	975	1,125
United States Treasury Note/Bond	1.625%	8/31/22	30,990	29,654
United States Treasury Note/Bond	1.875%	8/31/22	18,582	17,943
United States Treasury Note/Bond	1.750%	9/30/22	22,750	21,847
United States Treasury Note/Bond	1.875%	9/30/22	29,652	28,614
United States Treasury Note/Bond	1.875%	10/31/22	9,810	9,457
United States Treasury Note/Bond	2.000%	10/31/22	30,070	29,135
United States Treasury Note/Bond	1.625%	11/15/22	79,856	76,225
United States Treasury Note/Bond	7.625%	11/15/22	2,075	2,442
United States Treasury Note/Bond	2.000%	11/30/22	121,854	117,989
United States Treasury Note/Bond	2.125%	12/31/22	54,348	52,837
United States Treasury Note/Bond	1.750%	1/31/23	53,066	50,778
United States Treasury Note/Bond	2.375%	1/31/23	33,680	33,059
United States Treasury Note/Bond	2.000%	2/15/23	40,368	39,006
United States Treasury Note/Bond	7.125%	2/15/23	2,968	3,465
United States Treasury Note/Bond	1.500%	2/28/23	88,937	84,157
United States Treasury Note/Bond	2.625%	2/28/23	48,500	48,076
United States Treasury Note/Bond	1.500%	3/31/23	39,620	37,447
United States Treasury Note/Bond	2.500%	3/31/23	24,000	23,666
United States Treasury Note/Bond	1.625%	4/30/23	41,430	39,326
United States Treasury Note/Bond	2.750%	4/30/23	20,000	19,922
United States Treasury Note/Bond	1.750%	5/15/23	84,815	80,906
United States Treasury Note/Bond	1.625%	5/31/23	36,775	34,879
United States Treasury Note/Bond	2.750%	5/31/23	38,485	38,341
United States Treasury Note/Bond	1.375%	6/30/23	101,725	95,304

United States Treasury Note/Bond	2.625%	6/30/23	25,960	25,716
United States Treasury Note/Bond	1.250%	7/31/23	16,725	15,559
United States Treasury Note/Bond	2.750%	7/31/23	38,575	38,418
United States Treasury Note/Bond	2.500%	8/15/23	36,345	35,783
United States Treasury Note/Bond	6.250%	8/15/23	11,625	13,351
United States Treasury Note/Bond	1.375%	8/31/23	36,915	34,493
United States Treasury Note/Bond	2.750%	8/31/23	57,434	57,219
United States Treasury Note/Bond	1.375%	9/30/23	31,040	28,974
United States Treasury Note/Bond	2.875%	9/30/23	45,870	45,927
United States Treasury Note/Bond	1.625%	10/31/23	55,095	51,987
United States Treasury Note/Bond	2.875%	10/31/23	43,820	43,882
United States Treasury Note/Bond	2.750%	11/15/23	80,805	80,414
United States Treasury Note/Bond	2.125%	11/30/23	32,735	31,615
United States Treasury Note/Bond	2.875%	11/30/23	55,000	55,103
United States Treasury Note/Bond	2.250%	12/31/23	22,329	21,680
United States Treasury Note/Bond	2.250%	1/31/24	11,598	11,255
United States Treasury Note/Bond	2.750%	2/15/24	133,165	132,374
United States Treasury Note/Bond	2.125%	2/29/24	43,199	41,633
United States Treasury Note/Bond	2.125%	3/31/24	20,113	19,371
United States Treasury Note/Bond	2.000%	4/30/24	10,515	10,055
United States Treasury Note/Bond	2.500%	5/15/24	115,697	113,492
United States Treasury Note/Bond	2.000%	5/31/24	30,709	29,346
United States Treasury Note/Bond	2.000%	6/30/24	30,122	28,757
United States Treasury Note/Bond	2.125%	7/31/24	41,248	39,617
United States Treasury Note/Bond	2.375%	8/15/24	90,612	88,148
United States Treasury Note/Bond	1.875%	8/31/24	43,035	40,769
United States Treasury Note/Bond	2.125%	9/30/24	22,926	21,987
United States Treasury Note/Bond	2.250%	10/31/24	51,550	49,754
United States Treasury Note/Bond	2.250%	11/15/24	60,901	58,732
United States Treasury Note/Bond	7.500%	11/15/24	340	425
United States Treasury Note/Bond	2.125%	11/30/24	76,825	73,572
United States Treasury Note/Bond	2.250%	12/31/24	41,200	39,713
United States Treasury Note/Bond	2.500%	1/31/25	26,550	25,948
United States Treasury Note/Bond	2.000%	2/15/25	97,958	92,892
United States Treasury Note/Bond	7.625%	2/15/25	3,300	4,181
United States Treasury Note/Bond	2.750%	2/28/25	61,658	61,118
United States Treasury Note/Bond	2.625%	3/31/25	25,467	25,053
United States Treasury Note/Bond	2.875%	4/30/25	24,274	24,228
United States Treasury Note/Bond	2.125%	5/15/25	83,360	79,505
United States Treasury Note/Bond	2.875%	5/31/25	29,500	29,435
United States Treasury Note/Bond	2.750%	6/30/25	25,000	24,758
United States Treasury Note/Bond	2.875%	7/31/25	30,625	30,548
United States Treasury Note/Bond	2.000%	8/15/25	87,870	82,955
United States Treasury Note/Bond	6.875%	8/15/25	8,098	10,036
United States Treasury Note/Bond	2.750%	8/31/25	57,705	57,110
United States Treasury Note/Bond	3.000%	9/30/25	34,900	35,085
United States Treasury Note/Bond	3.000%	10/31/25	36,000	36,197
United States Treasury Note/Bond	2.250%	11/15/25	95,620	91,556
United States Treasury Note/Bond	2.875%	11/30/25	43,000	42,886
United States Treasury Note/Bond	1.625%	2/15/26	79,870	73,119
United States Treasury Note/Bond	6.000%	2/15/26	1,295	1,553
United States Treasury Note/Bond	1.625%	5/15/26	105,335	96,118
United States Treasury Note/Bond	1.500%	8/15/26	81,892	73,754
United States Treasury Note/Bond	2.000%	11/15/26	83,410	77,754
United States Treasury Note/Bond	6.500%	11/15/26	4,000	5,005
United States Treasury Note/Bond	2.250%	2/15/27	70,335	66,664
United States Treasury Note/Bond	6.625%	2/15/27	3,015	3,818

United States Treasury Note/Bond	2.375%	5/15/27	106,160	101,449
United States Treasury Note/Bond	2.250%	8/15/27	83,445	78,751
United States Treasury Note/Bond	6.375%	8/15/27	3,000	3,776
United States Treasury Note/Bond	2.250%	11/15/27	88,705	83,549
United States Treasury Note/Bond	6.125%	11/15/27	9,000	11,194
United States Treasury Note/Bond	2.750%	2/15/28	72,750	71,295
United States Treasury Note/Bond	2.875%	5/15/28	94,447	93,429
United States Treasury Note/Bond	2.875%	8/15/28	87,388	86,405
United States Treasury Note/Bond	5.500%	8/15/28	8,322	10,049
United States Treasury Note/Bond	3.125%	11/15/28	41,293	41,712
United States Treasury Note/Bond	5.250%	11/15/28	10,000	11,903
Total U.S. Government and Agency Obligations (Cost $5,010,243)	4,909,109
Coupon	Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1	Vanguard Market Liquidity Fund (Cost $15,803)	2.407%	158,026	15,803
Total Investments (99.7%) (Cost $5,026,046)	4,924,912
Other Assets and Liabilities-Net (0.3%)	12,558
Net Assets (100%)	4,937,470

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	4,909,109	—
Temporary Cash Investments	15,803	—	—
Total	15,803	4,909,109	—

Vanguard Long-Term Treasury Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Note/Bond	5.250%	2/15/29	8,112	9,684
United States Treasury Note/Bond	6.125%	8/15/29	9,447	12,100
United States Treasury Note/Bond	6.250%	5/15/30	11,538	15,099
United States Treasury Note/Bond	5.375%	2/15/31	18,725	23,131
United States Treasury Note/Bond	4.500%	2/15/36	24,257	28,745
United States Treasury Note/Bond	4.750%	2/15/37	6,676	8,171
United States Treasury Note/Bond	5.000%	5/15/37	7,733	9,748
United States Treasury Note/Bond	4.375%	2/15/38	9,244	10,859
United States Treasury Note/Bond	4.500%	5/15/38	11,425	13,637
United States Treasury Note/Bond	3.500%	2/15/39	19,811	20,718
United States Treasury Note/Bond	4.250%	5/15/39	24,372	28,195
United States Treasury Note/Bond	4.500%	8/15/39	18,114	21,629
United States Treasury Note/Bond	4.375%	11/15/39	19,456	22,861
United States Treasury Note/Bond	4.625%	2/15/40	26,670	32,371
United States Treasury Note/Bond	4.375%	5/15/40	22,836	26,846
United States Treasury Note/Bond	3.875%	8/15/40	21,113	23,178
United States Treasury Note/Bond	4.250%	11/15/40	27,010	31,235
United States Treasury Note/Bond	4.750%	2/15/41	23,883	29,544
United States Treasury Note/Bond	4.375%	5/15/41	19,630	23,102
United States Treasury Note/Bond	3.750%	8/15/41	30,858	33,225
United States Treasury Note/Bond	3.125%	11/15/41	17,056	16,646
United States Treasury Note/Bond	3.125%	2/15/42	32,716	31,898
United States Treasury Note/Bond	3.000%	5/15/42	22,932	21,854
United States Treasury Note/Bond	2.750%	8/15/42	43,234	39,356
United States Treasury Note/Bond	2.750%	11/15/42	39,214	35,654
United States Treasury Note/Bond	3.125%	2/15/43	48,474	47,065
United States Treasury Note/Bond	2.875%	5/15/43	59,935	55,646
United States Treasury Note/Bond	3.625%	8/15/43	55,665	58,718
United States Treasury Note/Bond	3.750%	11/15/43	61,642	66,352
United States Treasury Note/Bond	3.625%	2/15/44	53,331	56,264
United States Treasury Note/Bond	3.375%	5/15/44	58,113	58,849
United States Treasury Note/Bond	3.125%	8/15/44	67,718	65,644
United States Treasury Note/Bond	3.000%	11/15/44	54,650	51,764
United States Treasury Note/Bond	2.500%	2/15/45	56,664	48,625
United States Treasury Note/Bond	3.000%	5/15/45	56,808	53,790
United States Treasury Note/Bond	2.875%	8/15/45	67,580	62,395
United States Treasury Note/Bond	3.000%	11/15/45	66,356	62,778
United States Treasury Note/Bond	2.500%	2/15/46	53,892	46,044
United States Treasury Note/Bond	2.500%	5/15/46	64,372	54,947
United States Treasury Note/Bond	2.250%	8/15/46	50,966	41,171
United States Treasury Note/Bond	2.875%	11/15/46	58,681	54,051
United States Treasury Note/Bond	3.000%	2/15/47	61,738	58,284
United States Treasury Note/Bond	3.000%	5/15/47	60,860	57,408
United States Treasury Note/Bond	2.750%	8/15/47	50,249	45,044
United States Treasury Note/Bond	2.750%	11/15/47	61,623	55,191
United States Treasury Note/Bond	3.000%	2/15/48	56,865	53,560
United States Treasury Note/Bond	3.125%	5/15/48	68,060	65,699
United States Treasury Note/Bond	3.000%	8/15/48	72,733	68,505
United States Treasury Note/Bond	3.375%	11/15/48	28,000	28,376

Total U.S. Government and Agency Obligations (Cost $2,027,462)	1,885,656
Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1	Vanguard Market Liquidity Fund (Cost $15,488)	2.407%	154,882	15,488
Total Investments (100.2%) (Cost $2,042,950)	1,901,144
Other Assets and Liabilities-Net (-0.2%)	(4,314)
Net Assets (100%)	1,896,830

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	1,885,656	—
Temporary Cash Investments	15,488	—	—
Total	15,488	1,885,656	—

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond (Cost $9,147)	2.875%	11/30/23	9,135	9,152
Corporate Bonds (99.2%)
Finance (41.5%)
	Banking (33.2%)
	American Express Co.	2.200%	10/30/20	12,106	11,806
	American Express Co.	3.375%	5/17/21	5,537	5,502
	American Express Co.	3.700%	11/5/21	10,000	10,012
	American Express Co.	2.500%	8/1/22	35,475	33,896
	American Express Co.	2.650%	12/2/22	20,482	19,547
	American Express Co.	3.400%	2/27/23	22,600	22,099
	American Express Co.	3.700%	8/3/23	19,935	19,712
	American Express Credit Corp.	2.200%	3/3/20	20,210	19,937
	American Express Credit Corp.	2.375%	5/26/20	29,968	29,530
	American Express Credit Corp.	2.600%	9/14/20	20,595	20,318
	American Express Credit Corp.	2.250%	5/5/21	25,763	24,967
	American Express Credit Corp.	2.700%	3/3/22	20,179	19,564
	Associated Bank NA	3.500%	8/13/21	4,500	4,464
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	8,233	8,039
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	16,950	16,617
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	9,149	9,016
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	13,534	13,114
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	16,550	16,035
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	5,090	4,900
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	21,650	20,764
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	11,330	11,188
	Banco Santander SA	3.500%	4/11/22	13,000	12,645
	Banco Santander SA	3.125%	2/23/23	8,615	8,077
	Banco Santander SA	3.848%	4/12/23	17,300	16,656
	Bancolombia SA	5.950%	6/3/21	8,500	8,799
	Bank of America Corp.	2.250%	4/21/20	32,271	31,783
	Bank of America Corp.	5.625%	7/1/20	1,265	1,306
	Bank of America Corp.	2.625%	10/19/20	32,881	32,376
	Bank of America Corp.	2.151%	11/9/20	26,968	26,300
	Bank of America Corp.	5.875%	1/5/21	2,246	2,353
	Bank of America Corp.	2.625%	4/19/21	29,802	29,160
	Bank of America Corp.	5.000%	5/13/21	1	1
1	Bank of America Corp.	2.369%	7/21/21	43,889	42,960
1	Bank of America Corp.	2.328%	10/1/21	28,030	27,363
1	Bank of America Corp.	2.738%	1/23/22	32,795	32,160
	Bank of America Corp.	5.700%	1/24/22	3,025	3,190
1	Bank of America Corp.	3.499%	5/17/22	18,714	18,584
	Bank of America Corp.	2.503%	10/21/22	17,886	17,029
	Bank of America Corp.	3.300%	1/11/23	58,876	57,366
1	Bank of America Corp.	3.124%	1/20/23	25,556	24,908
1	Bank of America Corp.	2.881%	4/24/23	24,681	23,864
1	Bank of America Corp.	2.816%	7/21/23	25,982	24,940
	Bank of America Corp.	4.100%	7/24/23	30,613	30,633
	Bank of America Corp.	3.004%	12/20/23	77,425	74,320
1	Bank of America Corp.	3.550%	3/5/24	43,715	42,828

1	Bank of America Corp.	3.864%	7/23/24	17,000	16,843
	Bank of Montreal	2.100%	12/12/19	16,630	16,453
	Bank of Montreal	2.100%	6/15/20	14,127	13,883
	Bank of Montreal	3.100%	7/13/20	22,832	22,751
	Bank of Montreal	3.100%	4/13/21	18,246	18,137
	Bank of Montreal	1.900%	8/27/21	18,872	18,123
	Bank of Montreal	2.350%	9/11/22	8,054	7,706
	Bank of Montreal	2.550%	11/6/22	13,828	13,279
1	Bank of Montreal	4.338%	10/5/28	5,400	5,338
	Bank of New York Mellon Corp.	4.600%	1/15/20	2,126	2,161
	Bank of New York Mellon Corp.	2.150%	2/24/20	19,216	18,983
	Bank of New York Mellon Corp.	2.600%	8/17/20	18,964	18,764
	Bank of New York Mellon Corp.	2.450%	11/27/20	18,516	18,172
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,033
	Bank of New York Mellon Corp.	2.500%	4/15/21	7,343	7,204
	Bank of New York Mellon Corp.	2.050%	5/3/21	22,680	21,895
	Bank of New York Mellon Corp.	3.550%	9/23/21	5,947	5,956
	Bank of New York Mellon Corp.	2.600%	2/7/22	15,300	14,825
	Bank of New York Mellon Corp.	2.950%	1/29/23	18,590	18,132
	Bank of New York Mellon Corp.	3.500%	4/28/23	11,750	11,762
1	Bank of New York Mellon Corp.	2.661%	5/16/23	19,680	18,978
	Bank of New York Mellon Corp.	3.450%	8/11/23	10,050	9,975
	Bank of New York Mellon Corp.	2.200%	8/16/23	11,552	10,771
	Bank of Nova Scotia	2.150%	7/14/20	15,950	15,653
	Bank of Nova Scotia	2.350%	10/21/20	13,813	13,564
	Bank of Nova Scotia	2.500%	1/8/21	14,063	13,785
	Bank of Nova Scotia	4.375%	1/13/21	10,733	10,938
	Bank of Nova Scotia	2.450%	3/22/21	15,906	15,552
	Bank of Nova Scotia	3.125%	4/20/21	10,735	10,662
	Bank of Nova Scotia	2.800%	7/21/21	15,054	14,797
	Bank of Nova Scotia	2.700%	3/7/22	33,672	32,692
	Bank of Nova Scotia	2.450%	9/19/22	7,840	7,500
1	Bank of Nova Scotia	4.650%	12/31/49	6,100	5,513
	Barclays Bank plc	5.125%	1/8/20	7,070	7,193
	Barclays Bank plc	5.140%	10/14/20	14,400	14,728
	Barclays Bank plc	2.650%	1/11/21	27,500	26,749
	Barclays plc	2.875%	6/8/20	14,092	13,830
	Barclays plc	3.250%	1/12/21	20,315	19,812
	Barclays plc	3.200%	8/10/21	20,590	19,948
	Barclays plc	3.684%	1/10/23	11,470	10,943
1	Barclays plc	4.610%	2/15/23	10,000	9,897
1	Barclays plc	4.338%	5/16/24	20,000	19,435
	BB&T Corp.	5.250%	11/1/19	4,682	4,759
	BB&T Corp.	2.450%	1/15/20	9,783	9,695
	BB&T Corp.	2.625%	6/29/20	7,888	7,799
	BB&T Corp.	2.150%	2/1/21	15,870	15,425
	BB&T Corp.	2.050%	5/10/21	12,105	11,724
	BB&T Corp.	3.200%	9/3/21	8,755	8,732
	BB&T Corp.	3.950%	3/22/22	2,809	2,820
	BB&T Corp.	2.750%	4/1/22	20,855	20,359
	BB&T Corp.	3.750%	12/6/23	5,000	4,990
	BNP Paribas SA	2.375%	5/21/20	26,373	26,013
	BNP Paribas SA	5.000%	1/15/21	25,910	26,660
	BNP Paribas SA	3.250%	3/3/23	18,470	17,965
	BPCE SA	2.250%	1/27/20	11,105	10,985
	BPCE SA	2.650%	2/3/21	7,120	6,961
	BPCE SA	2.750%	12/2/21	14,395	13,922

2	BPCE SA	3.000%	5/22/22	4,300	4,124
	Branch Banking & Trust Co.	2.100%	1/15/20	10,175	10,049
	Branch Banking & Trust Co.	2.250%	6/1/20	19,055	18,745
	Branch Banking & Trust Co.	2.850%	4/1/21	7,596	7,490
	Branch Banking & Trust Co.	2.625%	1/15/22	14,053	13,659
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	16,950	16,553
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	2,400	2,358
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	15,086	14,524
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	19,000	18,822
	Capital One Bank USA NA	3.375%	2/15/23	19,814	19,084
	Capital One Financial Corp.	2.500%	5/12/20	17,854	17,620
	Capital One Financial Corp.	2.400%	10/30/20	5,475	5,346
	Capital One Financial Corp.	3.450%	4/30/21	19,500	19,465
	Capital One Financial Corp.	4.750%	7/15/21	19,830	20,305
	Capital One Financial Corp.	3.050%	3/9/22	7,784	7,563
	Capital One Financial Corp.	3.200%	1/30/23	13,050	12,517
	Capital One Financial Corp.	3.500%	6/15/23	19,407	18,951
	Capital One NA	2.350%	1/31/20	13,789	13,626
	Capital One NA	2.950%	7/23/21	12,090	11,826
	Capital One NA	2.250%	9/13/21	17,728	16,881
	Capital One NA	2.650%	8/8/22	16,995	16,243
	Citibank NA	3.050%	5/1/20	26,700	26,561
	Citibank NA	2.100%	6/12/20	17,750	17,395
	Citibank NA	2.125%	10/20/20	38,000	37,092
	Citibank NA	2.850%	2/12/21	16,625	16,375
	Citibank NA	3.400%	7/23/21	13,120	13,022
	Citigroup Inc.	2.450%	1/10/20	23,557	23,305
	Citigroup Inc.	2.400%	2/18/20	33,811	33,493
	Citigroup Inc.	5.375%	8/9/20	10,822	11,150
	Citigroup Inc.	2.650%	10/26/20	38,330	37,662
	Citigroup Inc.	2.700%	3/30/21	38,663	37,819
	Citigroup Inc.	2.350%	8/2/21	24,147	23,287
	Citigroup Inc.	2.900%	12/8/21	37,037	36,017
	Citigroup Inc.	4.500%	1/14/22	25,944	26,393
	Citigroup Inc.	2.750%	4/25/22	31,663	30,454
	Citigroup Inc.	4.050%	7/30/22	10,162	10,222
	Citigroup Inc.	2.700%	10/27/22	15,872	15,176
1	Citigroup Inc.	3.142%	1/24/23	29,450	28,750
	Citigroup Inc.	3.375%	3/1/23	3,900	3,823
	Citigroup Inc.	3.500%	5/15/23	10,939	10,695
1	Citigroup Inc.	2.876%	7/24/23	32,046	30,739
	Citigroup Inc.	3.875%	10/25/23	11,900	11,843
1	Citigroup Inc.	4.044%	6/1/24	19,230	19,059
	Citizens Bank NA	2.450%	12/4/19	2,689	2,666
	Citizens Bank NA	2.250%	3/2/20	12,385	12,213
	Citizens Bank NA	2.200%	5/26/20	10,249	10,059
	Citizens Bank NA	2.250%	10/30/20	5,170	5,027
	Citizens Bank NA	2.550%	5/13/21	18,180	17,726
	Citizens Bank NA	2.650%	5/26/22	9,300	8,950
	Citizens Bank NA	3.700%	3/29/23	8,400	8,382
	Citizens Financial Group Inc.	2.375%	7/28/21	2,000	1,932
	Comerica Inc.	3.700%	7/31/23	13,289	13,173
	Commonwealth Bank of Australia	2.300%	3/12/20	4,411	4,355
	Commonwealth Bank of Australia	2.400%	11/2/20	21,533	21,115
	Commonwealth Bank of Australia	2.550%	3/15/21	5,557	5,433
2	Commonwealth Bank of Australia	2.750%	3/10/22	12,000	11,658
	Compass Bank	3.500%	6/11/21	12,250	12,091

	Compass Bank	2.875%	6/29/22	11,169	10,700
	Cooperatieve Rabobank UA	2.250%	1/14/20	15,925	15,729
	Cooperatieve Rabobank UA	4.500%	1/11/21	18,467	18,840
	Cooperatieve Rabobank UA	2.500%	1/19/21	34,405	33,682
	Cooperatieve Rabobank UA	3.125%	4/26/21	4,550	4,510
	Cooperatieve Rabobank UA	2.750%	1/10/22	27,050	26,346
	Cooperatieve Rabobank UA	3.875%	2/8/22	35,129	35,295
	Cooperatieve Rabobank UA	3.950%	11/9/22	18,620	18,370
	Cooperatieve Rabobank UA	2.750%	1/10/23	10,270	9,843
	Credit Suisse AG	5.400%	1/14/20	21,567	21,943
	Credit Suisse AG	4.375%	8/5/20	5,581	5,663
	Credit Suisse AG	3.000%	10/29/21	30,752	30,124
2	Credit Suisse Group AG	3.574%	1/9/23	4,250	4,124
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	27,992	27,712
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	29,163	28,758
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	29,082	28,882
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	15,480	15,268
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	17,300	16,848
	Deutsche Bank AG	2.700%	7/13/20	25,112	24,415
	Deutsche Bank AG	2.950%	8/20/20	3,340	3,274
	Deutsche Bank AG	3.125%	1/13/21	7,038	6,869
	Deutsche Bank AG	3.150%	1/22/21	32,221	31,075
	Deutsche Bank AG	4.250%	2/4/21	5,100	5,026
	Deutsche Bank AG	3.375%	5/12/21	16,180	15,737
	Deutsche Bank AG	4.250%	10/14/21	45,720	44,820
	Deutsche Bank AG	3.300%	11/16/22	6,500	6,030
	Deutsche Bank AG	3.950%	2/27/23	17,890	16,910
	Discover Bank	7.000%	4/15/20	3,900	4,061
	Discover Bank	3.100%	6/4/20	17,117	16,964
	Discover Bank	3.200%	8/9/21	7,305	7,180
	Discover Bank	3.350%	2/6/23	14,750	14,223
	Discover Bank	4.200%	8/8/23	14,100	13,991
1	Discover Bank	4.682%	8/9/28	4,875	4,778
	Discover Financial Services	5.200%	4/27/22	2,806	2,893
	Discover Financial Services	3.850%	11/21/22	9,468	9,357
	Fifth Third Bancorp	2.875%	7/27/20	14,502	14,379
	Fifth Third Bancorp	3.500%	3/15/22	7,399	7,326
	Fifth Third Bancorp	2.600%	6/15/22	6,770	6,534
	Fifth Third Bank	2.200%	10/30/20	3,127	3,053
	Fifth Third Bank	2.250%	6/14/21	17,843	17,305
	Fifth Third Bank	3.350%	7/26/21	7,000	6,993
	Fifth Third Bank	2.875%	10/1/21	20,564	20,211
	First Horizon National Corp.	3.500%	12/15/20	8,345	8,308
	First Niagara Financial Group Inc.	6.750%	3/19/20	4,349	4,522
	First Republic Bank	2.500%	6/6/22	12,900	12,390
	Goldman Sachs Bank USA	3.200%	6/5/20	14,150	14,117
	Goldman Sachs Group Inc.	2.300%	12/13/19	26,860	26,578
	Goldman Sachs Group Inc.	5.375%	3/15/20	31,024	31,725
	Goldman Sachs Group Inc.	2.600%	4/23/20	24,323	24,000
	Goldman Sachs Group Inc.	6.000%	6/15/20	25,530	26,473
	Goldman Sachs Group Inc.	2.750%	9/15/20	26,292	25,847
	Goldman Sachs Group Inc.	2.600%	12/27/20	7,930	7,743
	Goldman Sachs Group Inc.	2.875%	2/25/21	33,460	33,059
	Goldman Sachs Group Inc.	2.625%	4/25/21	17,786	17,329
	Goldman Sachs Group Inc.	5.250%	7/27/21	48,622	50,196
	Goldman Sachs Group Inc.	2.350%	11/15/21	20,895	19,952
	Goldman Sachs Group Inc.	5.750%	1/24/22	60,888	63,846

	Goldman Sachs Group Inc.	3.000%	4/26/22	58,450	56,587
1	Goldman Sachs Group Inc.	2.876%	10/31/22	38,247	36,900
	Goldman Sachs Group Inc.	3.625%	1/22/23	28,501	28,093
	Goldman Sachs Group Inc.	3.200%	2/23/23	27,023	26,095
1	Goldman Sachs Group Inc.	2.908%	6/5/23	28,150	27,049
1	Goldman Sachs Group Inc.	2.905%	7/24/23	30,584	29,117
	HSBC Bank USA NA	4.875%	8/24/20	17,016	17,272
	HSBC Holdings plc	3.400%	3/8/21	49,562	49,119
	HSBC Holdings plc	5.100%	4/5/21	25,104	25,766
	HSBC Holdings plc	2.950%	5/25/21	38,379	37,522
	HSBC Holdings plc	2.650%	1/5/22	40,435	38,825
	HSBC Holdings plc	4.875%	1/14/22	7,615	7,816
	HSBC Holdings plc	4.000%	3/30/22	24,995	25,153
1	HSBC Holdings plc	3.262%	3/13/23	39,412	38,244
	HSBC Holdings plc	3.600%	5/25/23	29,406	28,793
1	HSBC Holdings plc	3.033%	11/22/23	4,350	4,166
1	HSBC Holdings plc	3.950%	5/18/24	28,554	28,054
	HSBC USA Inc.	2.375%	11/13/19	15,370	15,249
	HSBC USA Inc.	2.350%	3/5/20	16,845	16,640
	HSBC USA Inc.	2.750%	8/7/20	8,997	8,879
	HSBC USA Inc.	5.000%	9/27/20	8,954	9,121
	Huntington Bancshares Inc.	7.000%	12/15/20	4,075	4,332
	Huntington Bancshares Inc.	3.150%	3/14/21	12,171	12,031
	Huntington Bancshares Inc.	2.300%	1/14/22	15,133	14,463
	Huntington National Bank	2.375%	3/10/20	10,672	10,541
	Huntington National Bank	2.400%	4/1/20	11,575	11,413
	Huntington National Bank	2.875%	8/20/20	4,410	4,370
	Huntington National Bank	3.250%	5/14/21	5,950	5,909
	Huntington National Bank	2.500%	8/7/22	2,375	2,273
	Huntington National Bank	3.550%	10/6/23	13,525	13,451
	ING Groep NV	3.150%	3/29/22	15,801	15,389
	ING Groep NV	4.100%	10/2/23	19,450	19,286
2	Intesa Sanpaolo SPA	3.375%	1/12/23	2,800	2,517
	JPMorgan Chase & Co.	2.250%	1/23/20	51,195	50,555
	JPMorgan Chase & Co.	4.950%	3/25/20	20,670	21,116
	JPMorgan Chase & Co.	2.750%	6/23/20	30,898	30,634
	JPMorgan Chase & Co.	4.400%	7/22/20	29,056	29,527
	JPMorgan Chase & Co.	4.250%	10/15/20	44,933	45,511
	JPMorgan Chase & Co.	2.550%	10/29/20	25,138	24,675
	JPMorgan Chase & Co.	2.550%	3/1/21	44,639	43,757
	JPMorgan Chase & Co.	4.625%	5/10/21	24,706	25,326
	JPMorgan Chase & Co.	2.400%	6/7/21	22,261	21,591
	JPMorgan Chase & Co.	2.295%	8/15/21	49,711	48,134
	JPMorgan Chase & Co.	4.350%	8/15/21	31,594	32,101
	JPMorgan Chase & Co.	4.500%	1/24/22	36,785	37,634
1	JPMorgan Chase & Co.	3.514%	6/18/22	18,450	18,417
	JPMorgan Chase & Co.	3.250%	9/23/22	34,965	34,395
	JPMorgan Chase & Co.	2.972%	1/15/23	23,327	22,577
	JPMorgan Chase & Co.	3.200%	1/25/23	34,372	33,609
1	JPMorgan Chase & Co.	2.776%	4/25/23	17,700	17,066
	JPMorgan Chase & Co.	3.375%	5/1/23	31,350	30,449
	JPMorgan Chase & Co.	2.700%	5/18/23	12,727	12,121
1	JPMorgan Chase & Co.	3.559%	4/23/24	36,399	35,703
1	JPMorgan Chase & Co.	3.797%	7/23/24	21,000	20,765
1	JPMorgan Chase & Co.	4.023%	12/5/24	15,000	14,957
1	JPMorgan Chase Bank NA	2.604%	2/1/21	19,700	19,497
1	JPMorgan Chase Bank NA	3.086%	4/26/21	35,900	35,650

	KeyBank NA	2.500%	12/15/19	10,075	10,009
	KeyBank NA	2.250%	3/16/20	18,188	17,959
	KeyBank NA	3.350%	6/15/21	5,500	5,503
	KeyBank NA	2.500%	11/22/21	5,425	5,277
	KeyBank NA	2.400%	6/9/22	5,250	5,043
	KeyBank NA	2.300%	9/14/22	13,020	12,412
	KeyBank NA	3.375%	3/7/23	5,665	5,594
1	KeyBank NA	3.180%	10/15/27	3,875	3,809
	KeyCorp	2.900%	9/15/20	12,907	12,772
	KeyCorp	5.100%	3/24/21	12,246	12,674
	Lloyds Bank plc	2.700%	8/17/20	17,250	17,016
	Lloyds Bank plc	6.375%	1/21/21	15,816	16,650
	Lloyds Bank plc	3.300%	5/7/21	6,050	5,976
	Lloyds Banking Group plc	3.100%	7/6/21	15,470	15,103
	Lloyds Banking Group plc	3.000%	1/11/22	34,055	32,738
	Lloyds Banking Group plc	4.050%	8/16/23	22,500	21,940
1	Lloyds Banking Group plc	2.907%	11/7/23	27,000	25,315
	M&T Bank Corp.	3.550%	7/26/23	11,657	11,616
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	7,315	7,217
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	7,750	7,577
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	14,300	14,027
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	1,490	1,437
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	19,188	18,903
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	10,090	10,080
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	24,450	23,519
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	16,558	16,240
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	23,422	22,607
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	24,400	24,068
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	28,400	28,359
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	6,750	6,402
	Mizuho Financial Group Inc.	2.273%	9/13/21	16,705	16,020
	Mizuho Financial Group Inc.	2.953%	2/28/22	16,783	16,366
	Mizuho Financial Group Inc.	2.601%	9/11/22	4,650	4,458
	Mizuho Financial Group Inc.	3.549%	3/5/23	14,864	14,681
1	Mizuho Financial Group Inc.	3.922%	9/11/24	16,200	16,205
	Morgan Stanley	5.500%	1/26/20	22,911	23,433
	Morgan Stanley	2.650%	1/27/20	46,836	46,464
	Morgan Stanley	2.800%	6/16/20	33,702	33,388
	Morgan Stanley	5.500%	7/24/20	22,811	23,461
	Morgan Stanley	5.750%	1/25/21	16,770	17,468
	Morgan Stanley	2.500%	4/21/21	44,595	43,358
	Morgan Stanley	5.500%	7/28/21	31,594	32,977
	Morgan Stanley	2.625%	11/17/21	51,130	49,442
	Morgan Stanley	2.750%	5/19/22	59,100	56,933
	Morgan Stanley	4.875%	11/1/22	28,330	28,947
	Morgan Stanley	3.125%	1/23/23	23,675	22,819
	Morgan Stanley	3.750%	2/25/23	24,032	23,806
	Morgan Stanley	4.100%	5/22/23	29,178	29,115
1	Morgan Stanley	3.737%	4/24/24	33,025	32,517
	MUFG Americas Holdings Corp.	3.500%	6/18/22	3,275	3,262
	National Australia Bank Ltd.	2.125%	5/22/20	18,175	17,839
	National Australia Bank Ltd.	2.625%	7/23/20	19,475	19,289
	National Australia Bank Ltd.	2.500%	1/12/21	7,725	7,563
	National Australia Bank Ltd.	2.625%	1/14/21	18,830	18,480
	National Australia Bank Ltd.	1.875%	7/12/21	17,230	16,503
	National Australia Bank Ltd.	3.375%	9/20/21	5,000	4,963
	National Australia Bank Ltd.	3.700%	11/4/21	10,000	10,007

	National Australia Bank Ltd.	2.800%	1/10/22	22,000	21,428
	National Australia Bank Ltd.	2.500%	5/22/22	12,280	11,791
	National Australia Bank Ltd.	3.000%	1/20/23	8,850	8,587
	National Australia Bank Ltd.	2.875%	4/12/23	5,000	4,827
	National Australia Bank Ltd.	3.625%	6/20/23	5,000	4,963
	National Bank of Canada	2.150%	6/12/20	14,279	14,032
	National Bank of Canada	2.200%	11/2/20	17,410	16,999
	Northern Trust Corp.	3.450%	11/4/20	9,925	9,963
	Northern Trust Corp.	3.375%	8/23/21	6,265	6,268
	Northern Trust Corp.	2.375%	8/2/22	3,963	3,820
	People’s United Financial Inc.	3.650%	12/6/22	5,245	5,202
	PNC Bank NA	2.000%	5/19/20	14,543	14,240
	PNC Bank NA	2.300%	6/1/20	10,415	10,259
	PNC Bank NA	2.600%	7/21/20	4,400	4,348
	PNC Bank NA	2.450%	11/5/20	28,218	27,632
	PNC Bank NA	2.500%	1/22/21	16,997	16,678
	PNC Bank NA	2.150%	4/29/21	12,410	11,989
	PNC Bank NA	2.550%	12/9/21	9,625	9,307
	PNC Bank NA	2.625%	2/17/22	18,582	18,028
	PNC Bank NA	2.450%	7/28/22	1,350	1,294
	PNC Bank NA	2.700%	11/1/22	9,475	9,109
	PNC Bank NA	2.950%	1/30/23	10,095	9,763
	PNC Bank NA	3.500%	6/8/23	1,000	991
	PNC Bank NA	3.800%	7/25/23	23,233	23,076
	PNC Financial Services Group Inc.	2.854%	11/9/22	7,386	7,159
	PNC Funding Corp.	5.125%	2/8/20	15,668	16,015
	PNC Funding Corp.	4.375%	8/11/20	5,526	5,618
	PNC Funding Corp.	3.300%	3/8/22	21,871	21,628
	RBC USA Holdco Corp.	5.250%	9/15/20	2,050	2,112
	Regions Bank	2.750%	4/1/21	5,450	5,332
1	Regions Bank	3.374%	8/13/21	7,875	7,838
	Regions Financial Corp.	3.200%	2/8/21	13,598	13,410
	Regions Financial Corp.	2.750%	8/14/22	14,790	14,203
	Regions Financial Corp.	3.800%	8/14/23	7,000	6,936
	Royal Bank of Canada	2.125%	3/2/20	26,240	25,883
	Royal Bank of Canada	2.150%	3/6/20	11,654	11,509
	Royal Bank of Canada	2.150%	10/26/20	18,487	18,074
	Royal Bank of Canada	2.350%	10/30/20	29,390	28,880
	Royal Bank of Canada	2.500%	1/19/21	22,661	22,271
	Royal Bank of Canada	3.200%	4/30/21	17,333	17,253
	Royal Bank of Canada	2.750%	2/1/22	9,450	9,230
	Royal Bank of Canada	3.700%	10/5/23	10,500	10,429
	Royal Bank of Scotland Group plc	6.125%	12/15/22	17,000	17,254
1	Royal Bank of Scotland Group plc	3.498%	5/15/23	23,301	22,228
	Royal Bank of Scotland Group plc	6.100%	6/10/23	24,005	24,312
	Royal Bank of Scotland Group plc	3.875%	9/12/23	36,125	34,189
1	Royal Bank of Scotland Group plc	4.519%	6/25/24	18,125	17,640
	Santander Holdings USA Inc.	2.650%	4/17/20	23,894	23,673
	Santander Holdings USA Inc.	4.450%	12/3/21	8,000	8,001
	Santander Holdings USA Inc.	3.700%	3/28/22	21,375	20,863
	Santander Holdings USA Inc.	3.400%	1/18/23	5,958	5,646
	Santander UK Group Holdings plc	2.875%	10/16/20	8,466	8,368
	Santander UK Group Holdings plc	3.125%	1/8/21	19,566	19,131
	Santander UK Group Holdings plc	2.875%	8/5/21	14,249	13,698
	Santander UK Group Holdings plc	3.571%	1/10/23	13,649	13,004
1	Santander UK Group Holdings plc	3.373%	1/5/24	23,330	21,985
	Santander UK plc	2.375%	3/16/20	4,204	4,161

	Santander UK plc	2.125%	11/3/20	16,400	15,866
	Santander UK plc	2.500%	1/5/21	1,075	1,046
	Santander UK plc	3.400%	6/1/21	21,150	21,063
	Santander UK plc	3.750%	11/15/21	6,525	6,472
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	6,645	6,556
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	17,113	16,752
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	22,390	21,364
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	9,850	9,569
	State Street Corp.	2.550%	8/18/20	23,016	22,687
	State Street Corp.	4.375%	3/7/21	7,969	8,119
	State Street Corp.	1.950%	5/19/21	4,157	4,011
1	State Street Corp.	2.653%	5/15/23	11,700	11,276
	State Street Corp.	3.100%	5/15/23	12,650	12,239
	State Street Corp.	3.700%	11/20/23	10,000	9,989
1	State Street Corp.	3.776%	12/3/24	3,950	3,957
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	33,241	33,032
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	20,375	20,221
	Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	8,890	8,799
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	4,275	4,200
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	9,092	8,956
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	2,750	2,664
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,525	9,599
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	21,307	21,017
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	17,781	17,097
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	23,950	23,202
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	11,775	11,478
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	26,800	25,930
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	7,850	7,568
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	17,250	16,791
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	7,500	7,472
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,000	13,115
	SunTrust Bank	2.250%	1/31/20	14,572	14,423
1	SunTrust Bank	2.590%	1/29/21	10,900	10,780
	SunTrust Bank	2.450%	8/1/22	9,327	8,952
1	SunTrust Bank	3.502%	8/2/22	8,000	7,926
	SunTrust Bank	3.000%	2/2/23	9,512	9,220
	SunTrust Bank	2.750%	5/1/23	8,492	8,125
1	SunTrust Ban	3.689%	8/2/24	8,150	8,117
	SunTrust Banks Inc.	2.900%	3/3/21	12,279	12,108
	SunTrust Banks Inc.	2.700%	1/27/22	14,976	14,503
	Svenska Handelsbanken AB	1.950%	9/8/20	15,111	14,717
	Svenska Handelsbanken AB	2.400%	10/1/20	16,766	16,469
	Svenska Handelsbanken AB	2.450%	3/30/21	15,629	15,240
	Svenska Handelsbanken AB	3.350%	5/24/21	20,500	20,377
	Svenska Handelsbanken AB	1.875%	9/7/21	14,965	14,276
	Svenska Handelsbanken AB	3.900%	11/20/23	8,000	8,002
	Synchrony Bank	3.650%	5/24/21	9,250	9,051
	Synchrony Bank	3.000%	6/15/22	8,490	7,930
	Synchrony Financial	2.700%	2/3/20	9,947	9,783
	Synchrony Financial	3.750%	8/15/21	10,043	9,792
	Synovus Financial Corp.	3.125%	11/1/22	4,025	3,800
	Toronto-Dominion Bank	3.000%	6/11/20	5,700	5,679
	Toronto-Dominion Bank	1.850%	9/11/20	2,100	2,048
	Toronto-Dominion Bank	3.150%	9/17/20	10,500	10,475
	Toronto-Dominion Bank	2.500%	12/14/20	30,969	30,495
	Toronto-Dominion Bank	2.550%	1/25/21	16,320	16,060
	Toronto-Dominion Bank	2.125%	4/7/21	23,273	22,582

	Toronto-Dominion Bank	3.250%	6/11/21	8,072	8,034
	Toronto-Dominion Bank	1.800%	7/13/21	35,581	34,150
	Toronto-Dominion Bank	3.500%	7/19/23	21,350	21,264
	UBS AG	2.350%	3/26/20	21,135	20,837
	UBS AG	4.875%	8/4/20	9,713	9,933
	US Bancorp	2.350%	1/29/21	16,430	16,089
	US Bancorp	4.125%	5/24/21	8,443	8,587
	US Bancorp	2.625%	1/24/22	19,063	18,608
	US Bancorp	3.000%	3/15/22	14,547	14,344
	US Bancorp	2.950%	7/15/22	17,737	17,347
	US Bank NA	2.350%	1/23/20	11,650	11,544
	US Bank NA	2.000%	1/24/20	16,750	16,545
	US Bank NA	3.050%	7/24/20	11,450	11,419
	US Bank NA	2.050%	10/23/20	19,015	18,540
	US Bank NA	3.150%	4/26/21	5,498	5,463
1	US Bank NA	3.104%	5/21/21	11,250	11,194
	US Bank NA	3.450%	11/16/21	3,500	3,500
	US Bank NA	2.850%	1/23/23	11,600	11,262
	US Bank NA	3.400%	7/24/23	7,250	7,142
	Wells Fargo & Co.	2.150%	1/30/20	20,093	19,829
	Wells Fargo & Co.	2.600%	7/22/20	40,784	40,180
	Wells Fargo & Co.	2.550%	12/7/20	19,684	19,250
	Wells Fargo & Co.	3.000%	1/22/21	15,866	15,676
	Wells Fargo & Co.	2.500%	3/4/21	34,625	33,810
	Wells Fargo & Co.	4.600%	4/1/21	30,297	30,899
	Wells Fargo & Co.	2.100%	7/26/21	47,276	45,412
	Wells Fargo & Co.	3.500%	3/8/22	34,884	34,446
	Wells Fargo & Co.	2.625%	7/22/22	51,000	48,827
	Wells Fargo & Co.	3.069%	1/24/23	56,107	54,562
	Wells Fargo & Co.	3.450%	2/13/23	28,028	27,432
	Wells Fargo & Co.	4.125%	8/15/23	22,338	22,244
	Wells Fargo Bank NA	2.150%	12/6/19	31,906	31,577
	Wells Fargo Bank NA	2.400%	1/15/20	22,200	22,019
	Wells Fargo Bank NA	2.600%	1/15/21	28,231	27,673
1	Wells Fargo Bank NA	3.325%	7/23/21	26,715	26,696
	Wells Fargo Bank NA	3.625%	10/22/21	30,650	30,631
	Wells Fargo Bank NA	3.550%	8/14/23	28,708	28,215
	Westpac Banking Corp.	2.150%	3/6/20	24,363	24,013
	Westpac Banking Corp.	3.050%	5/15/20	8,825	8,789
	Westpac Banking Corp.	2.300%	5/26/20	18,339	18,070
	Westpac Banking Corp.	2.600%	11/23/20	16,774	16,525
	Westpac Banking Corp.	2.650%	1/25/21	7,695	7,562
	Westpac Banking Corp.	2.100%	5/13/21	20,134	19,432
	Westpac Banking Corp.	2.000%	8/19/21	24,958	23,939
	Westpac Banking Corp.	2.800%	1/11/22	16,350	15,967
	Westpac Banking Corp.	2.500%	6/28/22	19,400	18,651
	Westpac Banking Corp.	2.750%	1/11/23	8,800	8,460
	Westpac Banking Corp.	3.650%	5/15/23	12,400	12,357
	Zions Bancorp NA	3.500%	8/27/21	9,429	9,390

	Brokerage (0.9%)
	Ameriprise Financial Inc.	5.300%	3/15/20	10,540	10,793
	Ameriprise Financial Inc.	4.000%	10/15/23	9,450	9,539
	BGC Partners Inc.	5.375%	12/9/19	2,050	2,091
	BGC Partners Inc.	5.375%	7/24/23	7,950	7,966
	BlackRock Inc.	5.000%	12/10/19	21,921	22,322
	BlackRock Inc.	4.250%	5/24/21	9,411	9,638

BlackRock Inc.	3.375%	6/1/22	5,845	5,826
Charles Schwab Corp.	4.450%	7/22/20	7,068	7,201
Charles Schwab Corp.	3.250%	5/21/21	9,600	9,592
Charles Schwab Corp.	3.225%	9/1/22	1,500	1,481
Charles Schwab Corp.	2.650%	1/25/23	10,555	10,183
CME Group Inc.	3.000%	9/15/22	6,382	6,291
E*TRADE Financial Corp.	2.950%	8/24/22	10,050	9,697
Eaton Vance Corp.	3.625%	6/15/23	4,350	4,318
Franklin Resources Inc.	2.800%	9/15/22	3,200	3,093
Intercontinental Exchange Inc.	2.750%	12/1/20	7,261	7,175
Intercontinental Exchange Inc.	2.350%	9/15/22	2,283	2,190
Intercontinental Exchange Inc.	3.450%	9/21/23	7,890	7,885
Intercontinental Exchange Inc.	4.000%	10/15/23	10,593	10,783
Invesco Finance plc	3.125%	11/30/22	9,132	8,871
Jefferies Financial Group Inc.	5.500%	10/18/23	9,566	9,797
Jefferies Group LLC	6.875%	4/15/21	10,493	11,177
Jefferies Group LLC	5.125%	1/20/23	9,662	9,922
Lazard Group LLC	4.250%	11/14/20	2,984	3,023
Nasdaq Inc.	5.550%	1/15/20	9,612	9,852
Nomura Holdings Inc.	6.700%	3/4/20	16,550	17,171
Stifel Financial Corp.	3.500%	12/1/20	4,575	4,537
TD Ameritrade Holding Corp.	5.600%	12/1/19	6,072	6,219
TD Ameritrade Holding Corp.	2.950%	4/1/22	11,145	10,913

Finance Companies (1.4%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/1/20	8,659	8,713
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	15,072	15,147
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	15,686	15,745
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	13,987	14,267
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	15,278	15,106
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	7,185	7,014
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	8,078	8,149
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	3,845	3,643
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	6,454	6,309
Air Lease Corp.	2.125%	1/15/20	6,550	6,443
Air Lease Corp.	4.750%	3/1/20	6,019	6,115
Air Lease Corp.	2.500%	3/1/21	5,179	5,032
Air Lease Corp.	3.875%	4/1/21	8,426	8,439
Air Lease Corp.	3.375%	6/1/21	14,795	14,521
Air Lease Corp.	3.500%	1/15/22	2,500	2,458
Air Lease Corp.	3.750%	2/1/22	4,745	4,682
Air Lease Corp.	2.625%	7/1/22	10,640	10,162
Air Lease Corp.	2.750%	1/15/23	7,565	7,142
Air Lease Corp.	3.875%	7/3/23	7,620	7,417
Air Lease Corp.	3.000%	9/15/23	13,037	12,244
Aircastle Ltd.	6.250%	12/1/19	1,152	1,176
Aircastle Ltd.	5.125%	3/15/21	3,650	3,705
Aircastle Ltd.	5.500%	2/15/22	6,500	6,654

	Aircastle Ltd.	5.000%	4/1/23	7,675	7,713
	Aircastle Ltd.	4.400%	9/25/23	15,110	14,921
	Ares Capital Corp.	3.875%	1/15/20	7,485	7,503
	Ares Capital Corp.	3.625%	1/19/22	10,625	10,407
	Ares Capital Corp.	3.500%	2/10/23	9,875	9,392
	FS Investment Corp.	4.250%	1/15/20	3,665	3,674
	FS Investment Corp.	4.750%	5/15/22	475	471
	GATX Corp.	2.600%	3/30/20	5,310	5,250
	GATX Corp.	4.850%	6/1/21	3,925	4,023
	GATX Corp.	3.900%	3/30/23	1,775	1,755
	GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	80,740	76,765
	International Lease Finance Corp.	8.250%	12/15/20	5,099	5,484
	International Lease Finance Corp.	4.625%	4/15/21	6,021	6,081
	International Lease Finance Corp.	8.625%	1/15/22	7,810	8,767
	International Lease Finance Corp.	5.875%	8/15/22	10,801	11,355
	Prospect Capital Corp.	5.875%	3/15/23	2,590	2,616

	Insurance (3.6%)
	AEGON Funding Co. LLC	5.750%	12/15/20	6,851	7,136
	Aetna Inc.	4.125%	6/1/21	5,374	5,422
	Aetna Inc.	2.750%	11/15/22	8,711	8,276
	Aetna Inc.	2.800%	6/15/23	19,754	18,730
	Aflac Inc.	4.000%	2/15/22	5,525	5,604
	Aflac Inc.	3.625%	6/15/23	1,905	1,899
	Alleghany Corp.	5.625%	9/15/20	1,400	1,444
	Alleghany Corp.	4.950%	6/27/22	7,000	7,274
	Allstate Corp.	3.150%	6/15/23	3,670	3,617
1	Allstate Corp.	5.750%	8/15/53	10,705	10,558
	Alterra Finance LLC	6.250%	9/30/20	5,940	6,202
	American International Group Inc.	3.375%	8/15/20	2,705	2,696
	American International Group Inc.	6.400%	12/15/20	6,347	6,673
	American International Group Inc.	3.300%	3/1/21	18,515	18,312
	American International Group Inc.	4.875%	6/1/22	22,935	23,549
	Anthem Inc.	4.350%	8/15/20	9,990	10,118
	Anthem Inc.	2.500%	11/21/20	16,421	16,119
	Anthem Inc.	3.700%	8/15/21	5,455	5,464
	Anthem Inc.	3.125%	5/15/22	6,845	6,694
	Anthem Inc.	2.950%	12/1/22	15,322	14,753
	Anthem Inc.	3.300%	1/15/23	10,165	9,945
	Aon Corp.	5.000%	9/30/20	8,956	9,171
	Aon plc	2.800%	3/15/21	5,707	5,580
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	3,975	4,000
	Assurant Inc.	4.000%	3/15/23	6,625	6,554
	Assurant Inc.	4.200%	9/27/23	3,500	3,476
2	AXA Equitable Holdings Inc.	3.900%	4/20/23	9,745	9,555
	AXIS Specialty Finance LLC	5.875%	6/1/20	8,892	9,133
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	7,111	7,086
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	10,127	10,346
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,695	3,650
	Berkshire Hathaway Inc.	2.200%	3/15/21	14,691	14,384
	Berkshire Hathaway Inc.	3.750%	8/15/21	6,482	6,557
	Berkshire Hathaway Inc.	3.400%	1/31/22	5,534	5,534
	Berkshire Hathaway Inc.	3.000%	2/11/23	9,493	9,319
	Berkshire Hathaway Inc.	2.750%	3/15/23	34,281	33,181
	Chubb INA Holdings Inc.	2.300%	11/3/20	25,112	24,616
	Chubb INA Holdings Inc.	2.875%	11/3/22	8,428	8,244

	Chubb INA Holdings Inc.	2.700%	3/13/23	8,282	8,007
	Cigna Corp.	5.125%	6/15/20	3,780	3,866
	Cigna Corp.	4.375%	12/15/20	1,750	1,772
	Cigna Corp.	4.500%	3/15/21	3,074	3,129
	Cigna Corp.	4.000%	2/15/22	6,990	7,037
	CNA Financial Corp.	5.875%	8/15/20	10,109	10,452
	CNA Financial Corp.	5.750%	8/15/21	4,900	5,135
	Coventry Health Care Inc.	5.450%	6/15/21	5,829	5,994
	Enstar Group Ltd.	4.500%	3/10/22	4,100	4,090
	Fidelity National Financial Inc.	5.500%	9/1/22	3,635	3,773
2	Halfmoon Parent Inc.	3.200%	9/17/20	25,305	25,119
2	Halfmoon Parent Inc.	3.400%	9/17/21	28,710	28,472
2	Halfmoon Parent Inc.	3.750%	7/15/23	24,895	24,473
	Hartford Financial Services Group Inc.	5.500%	3/30/20	9,029	9,257
	Hartford Financial Services Group Inc.	5.125%	4/15/22	6,394	6,660
	Humana Inc.	2.500%	12/15/20	2,565	2,514
	Humana Inc.	3.150%	12/1/22	10,041	9,771
	Humana Inc.	2.900%	12/15/22	8,631	8,323
	Lincoln National Corp.	6.250%	2/15/20	3,675	3,786
	Lincoln National Corp.	4.850%	6/24/21	3,625	3,713
	Lincoln National Corp.	4.200%	3/15/22	4,107	4,153
	Lincoln National Corp.	4.000%	9/1/23	5,400	5,410
	Loews Corp.	2.625%	5/15/23	8,773	8,388
	Manulife Financial Corp.	4.900%	9/17/20	7,301	7,475
	Markel Corp.	4.900%	7/1/22	4,955	5,063
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	6,543	6,454
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	5,171	5,302
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	12,235	11,858
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,000	3,918
	MetLife Inc.	4.750%	2/8/21	16,156	16,570
	MetLife Inc.	3.048%	12/15/22	2,976	2,895
	MetLife Inc.	4.368%	9/15/23	9,525	9,767
	PartnerRe Finance B LLC	5.500%	6/1/20	6,710	6,884
	Primerica Inc.	4.750%	7/15/22	4,944	5,058
	Principal Financial Group Inc.	3.300%	9/15/22	5,785	5,665
	Principal Financial Group Inc.	3.125%	5/15/23	3,917	3,801
1	Principal Financial Group Inc.	4.700%	5/15/55	3,800	3,724
	Progressive Corp.	3.750%	8/23/21	7,978	8,030
	Prudential Financial Inc.	5.375%	6/21/20	8,769	9,036
	Prudential Financial Inc.	4.500%	11/15/20	6,400	6,538
	Prudential Financial Inc.	4.500%	11/16/21	6,565	6,745
1	Prudential Financial Inc.	5.875%	9/15/42	11,500	11,832
1	Prudential Financial Inc.	5.625%	6/15/43	27,206	27,308
	Reinsurance Group of America Inc.	5.000%	6/1/21	7,385	7,614
	Reinsurance Group of America Inc.	4.700%	9/15/23	4,258	4,367
	Torchmark Corp.	3.800%	9/15/22	3,080	3,051
	Travelers Cos. Inc.	3.900%	11/1/20	4,302	4,346
	Trinity Acquisition plc	3.500%	9/15/21	5,754	5,675
	UnitedHealth Group Inc.	2.300%	12/15/19	9,043	8,978
	UnitedHealth Group Inc.	2.700%	7/15/20	28,781	28,572
	UnitedHealth Group Inc.	1.950%	10/15/20	17,518	17,107
	UnitedHealth Group Inc.	3.875%	10/15/20	7,329	7,416
	UnitedHealth Group Inc.	4.700%	2/15/21	5,692	5,853
	UnitedHealth Group Inc.	2.125%	3/15/21	13,682	13,339
	UnitedHealth Group Inc.	3.150%	6/15/21	8,450	8,429
	UnitedHealth Group Inc.	3.375%	11/15/21	7,700	7,724
	UnitedHealth Group Inc.	2.875%	12/15/21	18,700	18,454

UnitedHealth Group Inc.	2.875%	3/15/22	9,838	9,653
UnitedHealth Group Inc.	3.350%	7/15/22	5,646	5,639
UnitedHealth Group Inc.	2.375%	10/15/22	11,525	11,030
UnitedHealth Group Inc.	2.750%	2/15/23	4,250	4,121
UnitedHealth Group Inc.	2.875%	3/15/23	5,516	5,366
UnitedHealth Group Inc.	3.500%	6/15/23	3,110	3,106
Unum Group	5.625%	9/15/20	2,458	2,517
Unum Group	3.000%	5/15/21	4,650	4,564
Willis Towers Watson plc	5.750%	3/15/21	4,175	4,342
WR Berkley Corp.	5.375%	9/15/20	3,175	3,255
WR Berkley Corp.	4.625%	3/15/22	6,441	6,598
XLIT Ltd.	5.750%	10/1/21	4,985	5,307

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	10,200	9,884

Real Estate Investment Trusts (2.4%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	5,122	5,076
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	9,536	9,776
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	5,770	5,771
American Campus Communities Operating Partnership LP	3.350%	10/1/20	5,520	5,486
American Campus Communities Operating Partnership LP	3.750%	4/15/23	5,350	5,279
AvalonBay Communities Inc.	6.100%	3/15/20	750	777
AvalonBay Communities Inc.	3.625%	10/1/20	5,505	5,520
AvalonBay Communities Inc.	2.950%	9/15/22	5,300	5,176
Boston Properties LP	5.625%	11/15/20	9,125	9,435
Boston Properties LP	4.125%	5/15/21	10,823	10,921
Boston Properties LP	3.850%	2/1/23	9,801	9,691
Boston Properties LP	3.125%	9/1/23	6,799	6,532
Brandywine Operating Partnership LP	3.950%	2/15/23	4,590	4,568
Brixmor Operating Partnership LP	3.875%	8/15/22	5,872	5,808
Brixmor Operating Partnership LP	3.250%	9/15/23	6,921	6,603
Camden Property Trust	4.625%	6/15/21	1,100	1,124
Camden Property Trust	2.950%	12/15/22	5,971	5,793
Corporate Office Properties LP	3.700%	6/15/21	4,020	3,960
Corporate Office Properties LP	3.600%	5/15/23	5,184	4,985
Digital Realty Trust LP	5.875%	2/1/20	6,182	6,314
Digital Realty Trust LP	3.400%	10/1/20	7,315	7,290
Digital Realty Trust LP	5.250%	3/15/21	12,396	12,758
Digital Realty Trust LP	3.950%	7/1/22	2,985	2,993
Digital Realty Trust LP	3.625%	10/1/22	9,016	8,895
Digital Realty Trust LP	2.750%	2/1/23	4,332	4,107
Duke Realty LP	3.875%	2/15/21	3,050	3,062
Duke Realty LP	4.375%	6/15/22	650	662
Duke Realty LP	3.875%	10/15/22	4,144	4,156
Duke Realty LP	3.625%	4/15/23	2,500	2,469
EPR Properties	5.750%	8/15/22	5,145	5,359
ERP Operating LP	4.750%	7/15/20	4,825	4,910
ERP Operating LP	4.625%	12/15/21	13,758	14,134
ERP Operating LP	3.000%	4/15/23	5,375	5,222
Essex Portfolio LP	5.200%	3/15/21	2,700	2,775
Essex Portfolio LP	3.625%	8/15/22	1,750	1,737
Essex Portfolio LP	3.375%	1/15/23	2,000	1,952
Essex Portfolio LP	3.250%	5/1/23	4,120	3,997
Government Properties Income Trust	4.000%	7/15/22	6,500	6,421

HCP Inc.	2.625%	2/1/20	15,233	15,080
HCP Inc.	3.150%	8/1/22	3,944	3,825
HCP Inc.	4.000%	12/1/22	5,302	5,249
HCP Inc.	4.250%	11/15/23	7,901	7,854
Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,587	4,532
Healthcare Trust of America Holdings LP	2.950%	7/1/22	5,128	4,950
Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,100	2,048
Highwoods Realty LP	3.200%	6/15/21	3,041	2,988
Highwoods Realty LP	3.625%	1/15/23	1,360	1,330
Hospitality Properties Trust	4.250%	2/15/21	4,600	4,596
Hospitality Properties Trust	5.000%	8/15/22	3,651	3,723
Hospitality Properties Trust	4.500%	6/15/23	6,595	6,580
Host Hotels & Resorts LP	6.000%	10/1/21	5,322	5,564
Host Hotels & Resorts LP	5.250%	3/15/22	2,064	2,126
Host Hotels & Resorts LP	4.750%	3/1/23	7,207	7,335
Host Hotels & Resorts LP	3.750%	10/15/23	5,300	5,129
Kilroy Realty LP	3.800%	1/15/23	75	74
Kimco Realty Corp.	3.200%	5/1/21	6,135	6,045
Kimco Realty Corp.	3.400%	11/1/22	5,235	5,120
Kimco Realty Corp.	3.125%	6/1/23	3,673	3,518
Liberty Property LP	4.750%	10/1/20	8,460	8,610
Liberty Property LP	4.125%	6/15/22	3,000	3,034
Liberty Property LP	3.375%	6/15/23	2,900	2,825
Mid-America Apartments LP	4.300%	10/15/23	4,650	4,692
National Retail Properties Inc.	3.800%	10/15/22	5,292	5,280
National Retail Properties Inc.	3.300%	4/15/23	4,850	4,712
Omega Healthcare Investors Inc.	4.375%	8/1/23	9,270	9,131
Piedmont Operating Partnership LP	3.400%	6/1/23	4,000	3,841
ProLogis LP	4.250%	8/15/23	10,547	10,843
Public Storage	2.370%	9/15/22	6,698	6,415
Realty Income Corp.	3.250%	10/15/22	18,045	17,688
Realty Income Corp.	4.650%	8/1/23	10,905	11,285
Regency Centers Corp.	3.750%	11/15/22	4,105	4,061
Regency Centers LP	4.800%	4/15/21	2,750	2,803
Select Income REIT	3.600%	2/1/20	1,600	1,586
Select Income REIT	4.150%	2/1/22	5,190	5,127
Simon Property Group LP	2.500%	9/1/20	8,519	8,393
Simon Property Group LP	4.375%	3/1/21	9,902	10,075
Simon Property Group LP	2.500%	7/15/21	7,442	7,259
Simon Property Group LP	4.125%	12/1/21	8,080	8,214
Simon Property Group LP	2.350%	1/30/22	7,775	7,525
Simon Property Group LP	3.375%	3/15/22	6,984	6,924
Simon Property Group LP	2.625%	6/15/22	4,925	4,760
Simon Property Group LP	2.750%	2/1/23	9,309	8,952
Simon Property Group LP	2.750%	6/1/23	8,660	8,317
SITE Centers Corp.	4.625%	7/15/22	9,721	9,896
SL Green Operating Partnership LP	3.250%	10/15/22	4,200	4,034
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,619
SL Green Realty Corp.	4.500%	12/1/22	5,725	5,755
UDR Inc.	3.700%	10/1/20	8,875	8,872
UDR Inc.	4.625%	1/10/22	975	994
Ventas Realty LP	3.100%	1/15/23	4,240	4,104
Ventas Realty LP	3.125%	6/15/23	5,470	5,281
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	8,853	8,754
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	8,864	8,988
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	9,235	9,053
VEREIT Operating Partnership LP	4.125%	6/1/21	10,165	10,218

Vornado Realty LP	5.000%	1/15/22	4,464	4,582
Washington REIT	4.950%	10/1/20	2,150	2,180
Washington REIT	3.950%	10/15/22	2,300	2,295
Weingarten Realty Investors	3.500%	4/15/23	3,170	3,095
Welltower Inc.	6.125%	4/15/20	5,615	5,791
Welltower Inc.	4.950%	1/15/21	6,986	7,127
Welltower Inc.	5.250%	1/15/22	7,151	7,411
Welltower Inc.	3.750%	3/15/23	6,300	6,225
Welltower Inc.	3.950%	9/1/23	6,525	6,476
				10,711,111
Industrial (53.5%)
Basic Industry (2.4%)
Air Products & Chemicals Inc.	3.000%	11/3/21	2,900	2,872
Air Products & Chemicals Inc.	2.750%	2/3/23	5,099	4,947
Airgas Inc.	2.375%	2/15/20	2,200	2,173
ArcelorMittal	5.125%	6/1/20	4,500	4,568
ArcelorMittal	5.250%	8/5/20	5,012	5,106
ArcelorMittal	5.500%	3/1/21	11,066	11,357
ArcelorMittal	6.250%	2/25/22	9,950	10,460
Barrick Gold Corp.	3.850%	4/1/22	1,735	1,742
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	590	588
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,370	17,091
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	5,775	5,899
Cabot Corp.	3.700%	7/15/22	5,145	5,076
Celanese US Holdings LLC	5.875%	6/15/21	5,982	6,277
Celanese US Holdings LLC	4.625%	11/15/22	6,373	6,520
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	3,580	3,666
Domtar Corp.	4.400%	4/1/22	3,180	3,213
Dow Chemical Co.	4.250%	11/15/20	23,607	23,815
Dow Chemical Co.	4.125%	11/15/21	8,617	8,708
Dow Chemical Co.	3.000%	11/15/22	22,989	22,186
DowDuPont Inc.	3.766%	11/15/20	20,000	20,104
DowDuPont Inc.	4.205%	11/15/23	35,725	36,040
Eastman Chemical Co.	2.700%	1/15/20	2,357	2,342
Eastman Chemical Co.	4.500%	1/15/21	51	52
Eastman Chemical Co.	3.500%	12/1/21	7,200	7,207
Eastman Chemical Co.	3.600%	8/15/22	7,800	7,753
Ecolab Inc.	2.250%	1/12/20	4,795	4,742
Ecolab Inc.	4.350%	12/8/21	16,066	16,359
Ecolab Inc.	2.375%	8/10/22	7,000	6,696
Ecolab Inc.	3.250%	1/14/23	2,655	2,622
EI du Pont de Nemours & Co.	2.200%	5/1/20	16,591	16,428
FMC Corp.	5.200%	12/15/19	3,350	3,412
FMC Corp.	3.950%	2/1/22	1,925	1,918
Goldcorp Inc.	3.625%	6/9/21	10,700	10,609
Goldcorp Inc.	3.700%	3/15/23	13,039	12,713
International Flavors & Fragrances Inc.	3.400%	9/25/20	4,975	4,960
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,075	1,047
International Paper Co.	7.500%	8/15/21	4,530	4,990
International Paper Co.	4.750%	2/15/22	12,640	13,085
Kinross Gold Corp.	5.125%	9/1/21	8,850	8,839
LYB International Finance BV	4.000%	7/15/23	11,245	11,162
LyondellBasell Industries NV	6.000%	11/15/21	14,793	15,555
Methanex Corp.	3.250%	12/15/19	3,450	3,432
Mosaic Co.	3.750%	11/15/21	3,820	3,788
Mosaic Co.	3.250%	11/15/22	9,055	8,785
Mosaic Co.	4.250%	11/15/23	11,925	11,959

Newmont Mining Corp.	3.500%	3/15/22	15,872	15,589
Nucor Corp.	4.125%	9/15/22	6,500	6,623
Nucor Corp.	4.000%	8/1/23	8,000	8,059
Nutrien Ltd.	4.875%	3/30/20	5,325	5,412
Nutrien Ltd.	3.150%	10/1/22	7,478	7,256
Nutrien Ltd.	3.500%	6/1/23	6,989	6,806
Packaging Corp. of America	2.450%	12/15/20	9,505	9,293
Packaging Corp. of America	3.900%	6/15/22	5,366	5,393
Packaging Corp. of America	4.500%	11/1/23	6,425	6,528
PPG Industries Inc.	3.600%	11/15/20	4,075	4,091
PPG Industries Inc.	3.200%	3/15/23	2,825	2,772
Praxair Inc.	2.250%	9/24/20	4,000	3,931
Praxair Inc.	4.050%	3/15/21	5,075	5,159
Praxair Inc.	3.000%	9/1/21	6,507	6,487
Praxair Inc.	2.450%	2/15/22	3,761	3,654
Praxair Inc.	2.200%	8/15/22	9,035	8,642
Praxair Inc.	2.700%	2/21/23	8,250	7,995
Rayonier Inc.	3.750%	4/1/22	3,400	3,349
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,241	1,249
RPM International Inc.	3.450%	11/15/22	5,983	5,872
Sasol Financing International Ltd.	4.500%	11/14/22	12,000	11,613
Sherwin-Williams Co.	2.250%	5/15/20	22,390	21,974
Sherwin-Williams Co.	4.200%	1/15/22	4,465	4,528
Sherwin-Williams Co.	2.750%	6/1/22	14,757	14,150
Southern Copper Corp.	5.375%	4/16/20	5,100	5,194
Southern Copper Corp.	3.500%	11/8/22	5,315	5,149
Vale Overseas Ltd.	5.875%	6/10/21	3,253	3,408
Vale Overseas Ltd.	4.375%	1/11/22	11,150	11,289
WestRock RKT Co.	3.500%	3/1/20	2,970	2,968
WestRock RKT Co.	4.900%	3/1/22	2,506	2,576
WestRock RKT Co.	4.000%	3/1/23	12,505	12,396
Weyerhaeuser Co.	4.700%	3/15/21	5,875	5,972
Weyerhaeuser Co.	3.250%	3/15/23	1,470	1,430
Weyerhaeuser Co.	4.625%	9/15/23	11,414	11,804

Capital Goods (5.3%)
3M Co.	2.000%	8/7/20	7,675	7,532
3M Co.	1.625%	9/19/21	8,550	8,201
3M Co.	2.000%	6/26/22	6,748	6,463
3M Co.	2.250%	3/15/23	9,605	9,164
ABB Finance USA Inc.	2.800%	4/3/20	1,190	1,183
ABB Finance USA Inc.	2.875%	5/8/22	15,745	15,338
ABB Finance USA Inc.	3.375%	4/3/23	3,803	3,757
Acuity Brands Lighting Inc.	6.000%	12/15/19	3,534	3,628
Bemis Co. Inc.	4.500%	10/15/21	2,120	2,169
Boeing Co.	4.875%	2/15/20	13,810	14,106
Boeing Co.	1.650%	10/30/20	6,370	6,196
Boeing Co.	8.750%	8/15/21	1,900	2,167
Boeing Co.	2.350%	10/30/21	7,475	7,301
Boeing Co.	2.125%	3/1/22	4,250	4,097
Boeing Co.	2.800%	3/1/23	5,160	5,046
Boeing Co.	1.875%	6/15/23	3,650	3,419
Carlisle Cos. Inc.	3.750%	11/15/22	3,775	3,743
Caterpillar Financial Services Corp.	2.250%	12/1/19	3,707	3,673
Caterpillar Financial Services Corp.	2.100%	1/10/20	8,010	7,921
Caterpillar Financial Services Corp.	2.000%	3/5/20	9,654	9,514
Caterpillar Financial Services Corp.	2.950%	5/15/20	10,332	10,295

	Caterpillar Financial Services Corp.	1.850%	9/4/20	8,029	7,856
	Caterpillar Financial Services Corp.	2.500%	11/13/20	4,950	4,878
	Caterpillar Financial Services Corp.	2.900%	3/15/21	1,350	1,337
	Caterpillar Financial Services Corp.	1.700%	8/9/21	23,744	22,738
	Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	1,974
	Caterpillar Financial Services Corp.	3.150%	9/7/21	5,500	5,483
	Caterpillar Financial Services Corp.	1.931%	10/1/21	7,254	6,993
	Caterpillar Financial Services Corp.	2.850%	6/1/22	6,231	6,152
	Caterpillar Financial Services Corp.	2.400%	6/6/22	4,875	4,732
	Caterpillar Financial Services Corp.	2.550%	11/29/22	10,090	9,709
	Caterpillar Financial Services Corp.	2.625%	3/1/23	5,134	4,957
	Caterpillar Financial Services Corp.	3.450%	5/15/23	9,893	9,823
	Caterpillar Financial Services Corp.	3.750%	11/24/23	3,900	3,926
	Caterpillar Inc.	3.900%	5/27/21	11,157	11,301
	Caterpillar Inc.	2.600%	6/26/22	7,662	7,424
	CNH Industrial Capital LLC	4.375%	11/6/20	10,130	10,117
	CNH Industrial Capital LLC	4.875%	4/1/21	5,865	5,894
	CNH Industrial Capital LLC	3.875%	10/15/21	8,139	8,007
	CNH Industrial Capital LLC	4.375%	4/5/22	9,660	9,660
	CNH Industrial NV	4.500%	8/15/23	7,839	7,873
	CRH America Inc.	5.750%	1/15/21	7,859	8,087
	Deere & Co.	2.600%	6/8/22	21,009	20,332
	Dover Corp.	4.300%	3/1/21	5,150	5,233
	Eaton Corp.	2.750%	11/2/22	17,553	16,830
2	Embraer Overseas Ltd.	5.696%	9/16/23	6,325	6,612
	Embraer SA	5.150%	6/15/22	7,743	7,971
	Emerson Electric Co.	4.250%	11/15/20	5,150	5,233
	Emerson Electric Co.	2.625%	12/1/21	8,674	8,493
	Emerson Electric Co.	2.625%	2/15/23	7,100	6,872
	FLIR Systems Inc.	3.125%	6/15/21	5,418	5,325
	Flowserve Corp.	3.500%	9/15/22	6,880	6,726
	Flowserve Corp.	4.000%	11/15/23	6,350	6,256
	Fortive Corp.	2.350%	6/15/21	10,100	9,775
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	4,990	4,928
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	6,700	6,609
	General Dynamics Corp.	2.875%	5/11/20	24,920	24,832
	General Dynamics Corp.	3.000%	5/11/21	16,821	16,741
	General Dynamics Corp.	3.875%	7/15/21	7,553	7,631
	General Dynamics Corp.	2.250%	11/15/22	14,242	13,675
	General Dynamics Corp.	3.375%	5/15/23	18,160	17,983
	General Dynamics Corp.	1.875%	8/15/23	3,615	3,359
	General Electric Co.	2.100%	12/11/19	4,866	4,736
	General Electric Co.	5.500%	1/8/20	7,858	7,913
	General Electric Co.	2.200%	1/9/20	16,426	15,997
	General Electric Co.	5.550%	5/4/20	7,186	7,255
	General Electric Co.	4.375%	9/16/20	18,947	18,875
	General Electric Co.	4.625%	1/7/21	10,360	10,264
	General Electric Co.	5.300%	2/11/21	15,497	15,350
	General Electric Co.	4.650%	10/17/21	18,242	17,922
	General Electric Co.	3.150%	9/7/22	7,857	7,226
	General Electric Co.	2.700%	10/9/22	43,463	39,231
	General Electric Co.	3.100%	1/9/23	22,266	20,226
	Harris Corp.	2.700%	4/27/20	3,150	3,120
	Honeywell International Inc.	4.250%	3/1/21	10,044	10,260
	Honeywell International Inc.	1.850%	11/1/21	18,487	17,732
	Hubbell Inc.	3.625%	11/15/22	5,500	5,440
	IDEX Corp.	4.200%	12/15/21	3,175	3,194

Illinois Tool Works Inc.	3.375%	9/15/21	4,052	4,054
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	5,341	5,267
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	8,802	8,953
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	4,580	4,492
John Deere Capital Corp.	1.700%	1/15/20	7,551	7,439
John Deere Capital Corp.	2.050%	3/10/20	7,633	7,539
John Deere Capital Corp.	2.200%	3/13/20	2,500	2,472
John Deere Capital Corp.	1.950%	6/22/20	11,388	11,177
John Deere Capital Corp.	2.375%	7/14/20	6,565	6,468
John Deere Capital Corp.	2.450%	9/11/20	4,100	4,045
John Deere Capital Corp.	2.350%	1/8/21	11,150	10,932
John Deere Capital Corp.	2.550%	1/8/21	4,450	4,384
John Deere Capital Corp.	2.800%	3/4/21	3,723	3,682
John Deere Capital Corp.	2.875%	3/12/21	1,750	1,733
John Deere Capital Corp.	3.900%	7/12/21	7,398	7,483
John Deere Capital Corp.	3.125%	9/10/21	3,415	3,401
John Deere Capital Corp.	3.150%	10/15/21	5,464	5,445
John Deere Capital Corp.	2.650%	1/6/22	6,121	5,994
John Deere Capital Corp.	2.750%	3/15/22	5,885	5,756
John Deere Capital Corp.	2.150%	9/8/22	4,825	4,605
John Deere Capital Corp.	2.700%	1/6/23	12,100	11,727
John Deere Capital Corp.	2.800%	1/27/23	5,270	5,134
John Deere Capital Corp.	2.800%	3/6/23	8,400	8,110
John Deere Capital Corp.	3.450%	6/7/23	12,030	11,978
John Deere Capital Corp.	3.650%	10/12/23	12,400	12,403
Johnson Controls International plc	5.000%	3/30/20	6,700	6,822
Johnson Controls International plc	4.250%	3/1/21	5,014	5,085
Johnson Controls International plc	3.750%	12/1/21	6,151	6,154
Kennametal Inc.	3.875%	2/15/22	3,450	3,424
L3 Technologies Inc.	4.950%	2/15/21	10,350	10,560
L3 Technologies Inc.	3.850%	6/15/23	9,965	9,881
Leggett & Platt Inc.	3.400%	8/15/22	1,000	985
Lennox International Inc.	3.000%	11/15/23	4,125	3,893
Lockheed Martin Corp.	2.500%	11/23/20	14,965	14,686
Lockheed Martin Corp.	3.350%	9/15/21	14,365	14,280
Lockheed Martin Corp.	3.100%	1/15/23	8,775	8,581
Masco Corp.	7.125%	3/15/20	1,445	1,511
Masco Corp.	3.500%	4/1/21	5,804	5,748
Masco Corp.	5.950%	3/15/22	2,578	2,720
Mohawk Industries Inc.	3.850%	2/1/23	8,114	8,075
Northrop Grumman Corp.	2.080%	10/15/20	14,405	14,067
Northrop Grumman Corp.	3.500%	3/15/21	17,205	17,210
Northrop Grumman Corp.	2.550%	10/15/22	13,080	12,504
Northrop Grumman Corp.	3.250%	8/1/23	10,151	9,841
Nvent Finance Sarl	3.950%	4/15/23	1,000	982
Owens Corning	4.200%	12/15/22	3,392	3,368
Parker-Hannifin Corp.	3.500%	9/15/22	8,700	8,692
Pentair Finance SA	2.650%	12/1/19	750	746
Precision Castparts Corp.	2.250%	6/15/20	8,395	8,275
Precision Castparts Corp.	2.500%	1/15/23	15,997	15,386
Raytheon Co.	4.400%	2/15/20	8,400	8,531
Raytheon Co.	3.125%	10/15/20	9,490	9,510
Raytheon Co.	2.500%	12/15/22	13,500	13,014
Republic Services Inc.	5.000%	3/1/20	10,547	10,759
Republic Services Inc.	5.250%	11/15/21	7,288	7,656
Republic Services Inc.	3.550%	6/1/22	16,009	15,913
Republic Services Inc.	4.750%	5/15/23	6,778	7,052

Rockwell Automation Inc.	2.050%	3/1/20	5,725	5,648
Rockwell Collins Inc.	3.100%	11/15/21	1,884	1,849
Rockwell Collins Inc.	2.800%	3/15/22	11,921	11,551
Roper Technologies Inc.	3.000%	12/15/20	8,087	8,007
Roper Technologies Inc.	2.800%	12/15/21	10,845	10,578
Roper Technologies Inc.	3.125%	11/15/22	2,500	2,454
Roper Technologies Inc.	3.650%	9/15/23	10,235	10,056
Snap-on Inc.	6.125%	9/1/21	3,000	3,217
Spirit AeroSystems Inc.	3.950%	6/15/23	9,100	9,025
Stanley Black & Decker Inc.	3.400%	12/1/21	7,280	7,265
Stanley Black & Decker Inc.	2.900%	11/1/22	9,874	9,556
United Technologies Corp.	4.500%	4/15/20	16,931	17,166
United Technologies Corp.	1.900%	5/4/20	13,402	13,119
United Technologies Corp.	3.350%	8/16/21	12,010	11,968
United Technologies Corp.	1.950%	11/1/21	14,950	14,265
United Technologies Corp.	2.300%	5/4/22	250	239
United Technologies Corp.	3.100%	6/1/22	30,312	29,562
United Technologies Corp.	3.650%	8/16/23	29,470	29,062
Waste Management Inc.	4.750%	6/30/20	12,495	12,778
Waste Management Inc.	4.600%	3/1/21	5,407	5,515
Waste Management Inc.	2.900%	9/15/22	7,100	6,907
Waste Management Inc.	2.400%	5/15/23	4,125	3,914
Xylem Inc.	4.875%	10/1/21	5,970	6,159

Communication (5.7%)
21st Century Fox America Inc.	5.650%	8/15/20	7,200	7,460
21st Century Fox America Inc.	4.500%	2/15/21	13,951	14,251
21st Century Fox America Inc.	3.000%	9/15/22	12,901	12,561
Activision Blizzard Inc.	2.300%	9/15/21	4,122	3,989
Activision Blizzard Inc.	2.600%	6/15/22	6,150	5,913
America Movil SAB de CV	5.000%	3/30/20	26,760	27,232
America Movil SAB de CV	3.125%	7/16/22	21,422	20,758
American Tower Corp.	2.800%	6/1/20	9,355	9,283
American Tower Corp.	5.050%	9/1/20	9,794	10,013
American Tower Corp.	3.300%	2/15/21	18,878	18,729
American Tower Corp.	3.450%	9/15/21	9,291	9,200
American Tower Corp.	5.900%	11/1/21	6,328	6,668
American Tower Corp.	2.250%	1/15/22	6,485	6,140
American Tower Corp.	4.700%	3/15/22	7,848	7,997
American Tower Corp.	3.500%	1/31/23	18,771	18,269
American Tower Corp.	3.000%	6/15/23	2,535	2,421
AT&T Inc.	5.200%	3/15/20	10,121	10,350
AT&T Inc.	2.450%	6/30/20	36,433	35,903
AT&T Inc.	4.600%	2/15/21	9,370	9,523
AT&T Inc.	2.800%	2/17/21	30,223	29,674
AT&T Inc.	5.000%	3/1/21	15,536	15,968
AT&T Inc.	4.450%	5/15/21	13,628	13,851
AT&T Inc.	3.875%	8/15/21	7,746	7,775
AT&T Inc.	3.000%	2/15/22	10,061	9,828
AT&T Inc.	3.200%	3/1/22	19,022	18,674
AT&T Inc.	3.800%	3/15/22	15,274	15,215
AT&T Inc.	3.000%	6/30/22	37,314	36,150
AT&T Inc.	2.625%	12/1/22	2,800	2,658
AT&T Inc.	3.600%	2/17/23	27,533	27,063
CBS Corp.	4.300%	2/15/21	5,475	5,525
CBS Corp.	3.375%	3/1/22	7,956	7,829
CBS Corp.	2.500%	2/15/23	6,250	5,869

2	CBS Corp.	2.900%	6/1/23	5,422	5,178
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	14,215	13,974
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	31,098	31,098
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	42,842	42,768
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	12,392	14,946
	Comcast Corp.	5.150%	3/1/20	19,636	20,086
	Comcast Corp.	3.300%	10/1/20	23,900	23,876
	Comcast Corp.	3.450%	10/1/21	23,750	23,727
	Comcast Corp.	1.625%	1/15/22	10,240	9,691
	Comcast Corp.	3.125%	7/15/22	11,504	11,349
	Comcast Corp.	2.850%	1/15/23	4,647	4,503
	Comcast Corp.	2.750%	3/1/23	14,750	14,235
	Comcast Corp.	3.000%	2/1/24	5,000	4,822
	Crown Castle International Corp.	3.400%	2/15/21	11,838	11,742
	Crown Castle International Corp.	2.250%	9/1/21	13,515	12,925
	Crown Castle International Corp.	4.875%	4/15/22	14,049	14,439
	Crown Castle International Corp.	5.250%	1/15/23	17,430	18,044
	Crown Castle International Corp.	3.150%	7/15/23	3,349	3,212
	Discovery Communications LLC	5.050%	6/1/20	703	717
2	Discovery Communications LLC	2.800%	6/15/20	6,854	6,759
	Discovery Communications LLC	4.375%	6/15/21	8,850	8,966
	Discovery Communications LLC	3.300%	5/15/22	6,134	5,983
2	Discovery Communications LLC	3.500%	6/15/22	8,243	8,089
	Discovery Communications LLC	2.950%	3/20/23	18,530	17,632
	Discovery Communications LLC	3.250%	4/1/23	5,818	5,578
	Electronic Arts Inc.	3.700%	3/1/21	8,762	8,798
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	6,220	6,198
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	4,400	4,407
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,333	11,235
	Moody’s Corp.	5.500%	9/1/20	6,365	6,566
	Moody’s Corp.	3.250%	6/7/21	3,250	3,223
	Moody’s Corp.	2.750%	12/15/21	8,675	8,428
	Moody’s Corp.	4.500%	9/1/22	5,775	5,905
	Moody’s Corp.	2.625%	1/15/23	6,458	6,154
	NBCUniversal Media LLC	5.150%	4/30/20	29,014	29,810
	NBCUniversal Media LLC	4.375%	4/1/21	24,539	25,033
	NBCUniversal Media LLC	2.875%	1/15/23	18,555	17,979
	Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	13,865	14,110
	Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	12,189	11,978
	Orange SA	4.125%	9/14/21	13,984	14,178
	RELX Capital Inc.	3.125%	10/15/22	5,569	5,409
	RELX Capital Inc.	3.500%	3/16/23	10,175	9,984
	Rogers Communications Inc.	3.000%	3/15/23	4,386	4,268
	Rogers Communications Inc.	4.100%	10/1/23	12,125	12,265
	S&P Global Inc.	3.300%	8/14/20	11,432	11,389
	Telefonica Emisiones SAU	5.134%	4/27/20	18,474	18,844
	Telefonica Emisiones SAU	5.462%	2/16/21	20,835	21,543
	Telefonica Emisiones SAU	4.570%	4/27/23	7,850	7,973
	Thomson Reuters Corp.	4.300%	11/23/23	5,320	5,354
	Time Warner Cable LLC	5.000%	2/1/20	10,645	10,837
	Time Warner Cable LLC	4.125%	2/15/21	12,215	12,204
	Time Warner Cable LLC	4.000%	9/1/21	15,599	15,491
	Time Warner Entertainment Co. LP	8.375%	3/15/23	14,286	16,362
	Verizon Communications Inc.	2.625%	2/21/20	10,135	10,035

Verizon Communications Inc.	3.450%	3/15/21	13,325	13,346
Verizon Communications Inc.	4.600%	4/1/21	13,376	13,730
Verizon Communications Inc.	1.750%	8/15/21	9,495	9,086
Verizon Communications Inc.	3.000%	11/1/21	23,639	23,299
Verizon Communications Inc.	3.500%	11/1/21	19,053	19,061
Verizon Communications Inc.	2.946%	3/15/22	116	114
Verizon Communications Inc.	3.125%	3/16/22	6,791	6,699
Verizon Communications Inc.	2.450%	11/1/22	18,479	17,649
Verizon Communications Inc.	5.150%	9/15/23	64,146	67,739
Viacom Inc.	2.750%	12/15/19	1,323	1,314
Viacom Inc.	3.875%	12/15/21	7,264	7,266
Viacom Inc.	4.250%	9/1/23	17,192	17,301
Vodafone Group plc	4.375%	3/16/21	7,699	7,836
Vodafone Group plc	2.500%	9/26/22	13,445	12,745
Vodafone Group plc	2.950%	2/19/23	18,744	17,859
Vodafone Group plc	3.750%	1/16/24	5,000	4,867
Walt Disney Co.	1.950%	3/4/20	12,576	12,428
Walt Disney Co.	1.800%	6/5/20	8,100	7,948
Walt Disney Co.	2.150%	9/17/20	12,450	12,281
Walt Disney Co.	2.300%	2/12/21	8,748	8,556
Walt Disney Co.	3.750%	6/1/21	4,075	4,128
Walt Disney Co.	2.750%	8/16/21	8,641	8,514
Walt Disney Co.	2.550%	2/15/22	2,056	2,007
Walt Disney Co.	2.450%	3/4/22	6,765	6,556
Walt Disney Co.	2.350%	12/1/22	12,837	12,326
Warner Media LLC	4.700%	1/15/21	3,850	3,918
Warner Media LLC	4.750%	3/29/21	21,182	21,659
Warner Media LLC	4.000%	1/15/22	5,325	5,346
Warner Media LLC	3.400%	6/15/22	8,226	8,104
WPP Finance 2010	4.750%	11/21/21	12,048	12,216
WPP Finance 2010	3.625%	9/7/22	6,720	6,479

Consumer Cyclical (7.9%)
Advance Auto Parts Inc.	5.750%	5/1/20	2,175	2,243
Advance Auto Parts Inc.	4.500%	1/15/22	5,050	5,114
Alibaba Group Holding Ltd.	3.125%	11/28/21	15,400	15,188
Alibaba Group Holding Ltd.	2.800%	6/6/23	9,475	9,073
Amazon.com Inc.	2.600%	12/5/19	6,238	6,209
Amazon.com Inc.	1.900%	8/21/20	12,830	12,561
Amazon.com Inc.	3.300%	12/5/21	6,787	6,790
Amazon.com Inc.	2.500%	11/29/22	19,099	18,343
Amazon.com Inc.	2.400%	2/22/23	16,715	15,990
American Honda Finance Corp.	2.000%	2/14/20	11,448	11,289
American Honda Finance Corp.	2.150%	3/13/20	5,820	5,743
American Honda Finance Corp.	3.000%	6/16/20	1,859	1,852
American Honda Finance Corp.	1.950%	7/20/20	14,150	13,865
American Honda Finance Corp.	2.450%	9/24/20	11,235	11,075
American Honda Finance Corp.	2.650%	2/12/21	7,467	7,361
American Honda Finance Corp.	1.650%	7/12/21	8,144	7,804
American Honda Finance Corp.	1.700%	9/9/21	15,856	15,172
American Honda Finance Corp.	3.375%	12/10/21	4,600	4,594
American Honda Finance Corp.	2.600%	11/16/22	10,500	10,164
American Honda Finance Corp.	3.450%	7/14/23	2,856	2,829
American Honda Finance Corp.	3.625%	10/10/23	9,050	9,038
Aptiv plc	3.150%	11/19/20	4,050	4,005
Automatic Data Processing Inc.	2.250%	9/15/20	9,256	9,130
AutoNation Inc.	5.500%	2/1/20	3,768	3,851

AutoNation Inc.	3.350%	1/15/21	6,225	6,142
AutoZone Inc.	4.000%	11/15/20	3,247	3,271
AutoZone Inc.	3.700%	4/15/22	11,527	11,471
AutoZone Inc.	2.875%	1/15/23	9,039	8,702
AutoZone Inc.	3.125%	7/15/23	5,122	4,957
Best Buy Co. Inc.	5.500%	3/15/21	9,060	9,411
Block Financial LLC	4.125%	10/1/20	14,848	14,889
Block Financial LLC	5.500%	11/1/22	1,175	1,214
Booking Holdings Inc.	2.750%	3/15/23	8,075	7,723
BorgWarner Inc.	4.625%	9/15/20	575	585
Carnival Corp.	3.950%	10/15/20	8,170	8,233
Costco Wholesale Corp.	1.700%	12/15/19	7,804	7,714
Costco Wholesale Corp.	1.750%	2/15/20	6,204	6,104
Costco Wholesale Corp.	2.150%	5/18/21	15,174	14,778
Costco Wholesale Corp.	2.250%	2/15/22	8,335	8,117
Costco Wholesale Corp.	2.300%	5/18/22	15,065	14,637
Cummins Inc.	3.650%	10/1/23	6,525	6,567
Dollar General Corp.	3.250%	4/15/23	17,353	16,793
Dollar Tree Inc.	3.700%	5/15/23	16,670	16,260
DR Horton Inc.	4.000%	2/15/20	4,028	4,033
DR Horton Inc.	2.550%	12/1/20	9,195	8,945
DR Horton Inc.	4.375%	9/15/22	4,035	4,046
DR Horton Inc.	4.750%	2/15/23	3,100	3,143
DR Horton Inc.	5.750%	8/15/23	7,025	7,352
eBay Inc.	2.150%	6/5/20	5,865	5,756
eBay Inc.	3.250%	10/15/20	7,665	7,628
eBay Inc.	2.875%	8/1/21	9,982	9,749
eBay Inc.	3.800%	3/9/22	12,913	12,930
eBay Inc.	2.600%	7/15/22	5,366	5,132
eBay Inc.	2.750%	1/30/23	11,641	11,078
Expedia Group Inc.	5.950%	8/15/20	9,695	10,060
Family Dollar Stores Inc.	5.000%	2/1/21	250	256
Ford Motor Credit Co. LLC	2.681%	1/9/20	18,050	17,770
Ford Motor Credit Co. LLC	8.125%	1/15/20	13,625	14,194
Ford Motor Credit Co. LLC	2.459%	3/27/20	13,368	13,047
Ford Motor Credit Co. LLC	2.425%	6/12/20	525	508
Ford Motor Credit Co. LLC	3.157%	8/4/20	22,707	22,187
Ford Motor Credit Co. LLC	2.343%	11/2/20	14,784	14,178
Ford Motor Credit Co. LLC	3.200%	1/15/21	22,821	22,096
Ford Motor Credit Co. LLC	5.750%	2/1/21	13,810	14,022
Ford Motor Credit Co. LLC	3.336%	3/18/21	27,826	26,825
Ford Motor Credit Co. LLC	5.875%	8/2/21	21,167	21,596
Ford Motor Credit Co. LLC	3.813%	10/12/21	10,150	9,828
Ford Motor Credit Co. LLC	3.219%	1/9/22	22,040	20,749
Ford Motor Credit Co. LLC	3.339%	3/28/22	10,825	10,195
Ford Motor Credit Co. LLC	2.979%	8/3/22	11,700	10,797
Ford Motor Credit Co. LLC	4.250%	9/20/22	8,075	7,761
Ford Motor Credit Co. LLC	4.140%	2/15/23	3,200	3,037
Ford Motor Credit Co. LLC	3.096%	5/4/23	19,838	17,901
Ford Motor Credit Co. LLC	4.375%	8/6/23	13,214	12,544
General Motors Co.	4.875%	10/2/23	24,225	24,225
General Motors Financial Co. Inc.	3.150%	1/15/20	15,309	15,206
General Motors Financial Co. Inc.	2.650%	4/13/20	18,950	18,647
General Motors Financial Co. Inc.	3.200%	7/13/20	16,908	16,699
General Motors Financial Co. Inc.	2.450%	11/6/20	15,250	14,814
General Motors Financial Co. Inc.	3.700%	11/24/20	16,231	16,112
General Motors Financial Co. Inc.	4.200%	3/1/21	20,354	20,321

General Motors Financial Co. Inc.	3.550%	4/9/21	10,860	10,667
General Motors Financial Co. Inc.	3.200%	7/6/21	21,004	20,484
General Motors Financial Co. Inc.	4.375%	9/25/21	15,525	15,492
General Motors Financial Co. Inc.	4.200%	11/6/21	13,115	13,031
General Motors Financial Co. Inc.	3.450%	1/14/22	19,012	18,388
General Motors Financial Co. Inc.	3.450%	4/10/22	21,149	20,393
General Motors Financial Co. Inc.	3.150%	6/30/22	13,523	12,822
General Motors Financial Co. Inc.	3.250%	1/5/23	4,600	4,328
General Motors Financial Co. Inc.	3.700%	5/9/23	12,004	11,462
General Motors Financial Co. Inc.	4.250%	5/15/23	8,563	8,358
General Motors Financial Co. Inc.	4.150%	6/19/23	10,610	10,351
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	12,683	12,746
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	5,225	5,199
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,956	6,030
Home Depot Inc.	1.800%	6/5/20	13,450	13,192
Home Depot Inc.	3.950%	9/15/20	4,251	4,298
Home Depot Inc.	2.000%	4/1/21	19,016	18,477
Home Depot Inc.	4.400%	4/1/21	13,355	13,676
Home Depot Inc.	3.250%	3/1/22	7,000	6,991
Home Depot Inc.	2.625%	6/1/22	12,080	11,796
Home Depot Inc.	2.700%	4/1/23	17,480	17,002
Hyatt Hotels Corp.	5.375%	8/15/21	2,125	2,199
Hyatt Hotels Corp.	3.375%	7/15/23	4,675	4,525
IHS Markit Ltd.	4.125%	8/1/23	5,525	5,456
JD.com Inc.	3.125%	4/29/21	6,700	6,452
Kohl’s Corp.	4.000%	11/1/21	3,850	3,891
Kohl’s Corp.	3.250%	2/1/23	6,425	6,162
Lowe’s Cos. Inc.	4.625%	4/15/20	9,689	9,817
Lowe’s Cos. Inc.	3.750%	4/15/21	4,543	4,578
Lowe’s Cos. Inc.	3.800%	11/15/21	5,763	5,829
Lowe’s Cos. Inc.	3.120%	4/15/22	10,594	10,475
Lowe’s Cos. Inc.	3.875%	9/15/23	10,641	10,752
Macy’s Retail Holdings Inc.	3.450%	1/15/21	5,200	5,149
Macy’s Retail Holdings Inc.	3.875%	1/15/22	7,950	7,842
Macy’s Retail Holdings Inc.	2.875%	2/15/23	12,806	11,881
Macy’s Retail Holdings Inc.	4.375%	9/1/23	3,925	3,862
Marriott International Inc.	3.375%	10/15/20	5,950	5,956
Marriott International Inc.	2.875%	3/1/21	4,140	4,060
Marriott International Inc.	3.125%	10/15/21	3,150	3,084
Marriott International Inc.	2.300%	1/15/22	14,021	13,375
Marriott International Inc.	3.250%	9/15/22	3,190	3,103
Mastercard Inc.	2.000%	11/21/21	8,488	8,173
McDonald’s Corp.	2.200%	5/26/20	11,428	11,258
McDonald’s Corp.	3.500%	7/15/20	6,050	6,072
McDonald’s Corp.	2.750%	12/9/20	20,717	20,438
McDonald’s Corp.	3.625%	5/20/21	7,246	7,275
McDonald’s Corp.	2.625%	1/15/22	9,603	9,353
McDonald’s Corp.	3.350%	4/1/23	9,037	8,864
NIKE Inc.	2.250%	5/1/23	6,259	5,978
Nordstrom Inc.	4.750%	5/1/20	6,873	7,018
Nordstrom Inc.	4.000%	10/15/21	6,307	6,365
NVR Inc.	3.950%	9/15/22	8,693	8,610
O’Reilly Automotive Inc.	4.875%	1/14/21	5,715	5,853
O’Reilly Automotive Inc.	4.625%	9/15/21	5,076	5,202
O’Reilly Automotive Inc.	3.800%	9/1/22	6,050	6,066
O’Reilly Automotive Inc.	3.850%	6/15/23	5,525	5,492
PACCAR Financial Corp.	1.950%	2/27/20	256	252

	PACCAR Financial Corp.	2.500%	8/14/20	3,000	2,963
	PACCAR Financial Corp.	2.050%	11/13/20	7,650	7,461
	PACCAR Financial Corp.	2.250%	2/25/21	2,680	2,618
	PACCAR Financial Corp.	2.800%	3/1/21	5,360	5,295
	PACCAR Financial Corp.	3.150%	8/9/21	10,500	10,488
	PACCAR Financial Corp.	3.400%	8/9/23	4,750	4,743
	QVC Inc.	5.125%	7/2/22	7,757	7,876
	QVC Inc.	4.375%	3/15/23	6,007	5,851
	Ralph Lauren Corp.	2.625%	8/18/20	3,850	3,793
	Royal Caribbean Cruises Ltd.	2.650%	11/28/20	7,535	7,356
	Royal Caribbean Cruises Ltd.	5.250%	11/15/22	5,225	5,414
2	Sands China Ltd.	4.600%	8/8/23	24,400	24,034
	Starbucks Corp.	2.200%	11/22/20	9,950	9,716
	Starbucks Corp.	2.100%	2/4/21	14,834	14,430
	Starbucks Corp.	2.700%	6/15/22	4,150	4,037
	Starbucks Corp.	3.100%	3/1/23	6,113	5,964
	Starbucks Corp.	3.850%	10/1/23	11,573	11,662
	Tapestry Inc.	3.000%	7/15/22	5,525	5,313
	Target Corp.	3.875%	7/15/20	14,158	14,301
	Target Corp.	2.900%	1/15/22	13,175	13,061
	TJX Cos. Inc.	2.750%	6/15/21	10,110	9,948
	TJX Cos. Inc.	2.500%	5/15/23	13,504	12,950
	Toyota Motor Corp.	3.183%	7/20/21	7,142	7,121
	Toyota Motor Corp.	3.419%	7/20/23	6,000	5,981
	Toyota Motor Credit Corp.	2.200%	1/10/20	18,725	18,536
	Toyota Motor Credit Corp.	2.150%	3/12/20	18,949	18,703
	Toyota Motor Credit Corp.	1.950%	4/17/20	19,361	19,055
	Toyota Motor Credit Corp.	4.500%	6/17/20	4,250	4,335
	Toyota Motor Credit Corp.	4.250%	1/11/21	4,875	4,975
	Toyota Motor Credit Corp.	1.900%	4/8/21	16,572	16,072
	Toyota Motor Credit Corp.	2.950%	4/13/21	11,114	11,009
	Toyota Motor Credit Corp.	2.750%	5/17/21	6,023	5,940
	Toyota Motor Credit Corp.	3.400%	9/15/21	12,761	12,782
	Toyota Motor Credit Corp.	2.600%	1/11/22	16,674	16,287
	Toyota Motor Credit Corp.	3.300%	1/12/22	12,242	12,208
	Toyota Motor Credit Corp.	2.800%	7/13/22	10,800	10,562
	Toyota Motor Credit Corp.	2.150%	9/8/22	13,502	12,877
	Toyota Motor Credit Corp.	2.625%	1/10/23	10,693	10,337
	Toyota Motor Credit Corp.	2.700%	1/11/23	10,250	9,884
	Toyota Motor Credit Corp.	3.450%	9/20/23	7,000	6,949
	Toyota Motor Credit Corp.	2.250%	10/18/23	6,475	6,062
	VF Corp.	3.500%	9/1/21	5,370	5,386
	Visa Inc.	2.200%	12/14/20	47,123	46,191
	Visa Inc.	2.150%	9/15/22	12,200	11,674
	Visa Inc.	2.800%	12/14/22	29,293	28,610
	Walgreen Co.	3.100%	9/15/22	9,013	8,769
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	14,100	13,891
	Walmart Inc.	2.850%	6/23/20	22,725	22,637
	Walmart Inc.	3.625%	7/8/20	1,826	1,842
	Walmart Inc.	3.250%	10/25/20	26,597	26,656
	Walmart Inc.	1.900%	12/15/20	15,620	15,273
	Walmart Inc.	3.125%	6/23/21	26,585	26,559
	Walmart Inc.	2.350%	12/15/22	17,500	16,810
	Walmart Inc.	2.550%	4/11/23	25,064	24,135
	Walmart Inc.	3.400%	6/26/23	28,200	28,171
	Western Union Co.	5.253%	4/1/20	2,825	2,882
	Western Union Co.	3.600%	3/15/22	12,770	12,643

	Consumer Noncyclical (15.1%)
	Abbott Laboratories	2.800%	9/15/20	6,345	6,267
	Abbott Laboratories	2.900%	11/30/21	37,050	36,060
	Abbott Laboratories	2.550%	3/15/22	10,485	10,146
	AbbVie Inc.	2.500%	5/14/20	59,603	58,797
	AbbVie Inc.	2.300%	5/14/21	23,521	22,713
	AbbVie Inc.	3.375%	11/14/21	13,000	12,855
	AbbVie Inc.	2.900%	11/6/22	29,686	28,621
	AbbVie Inc.	3.200%	11/6/22	11,197	10,896
	AbbVie Inc.	2.850%	5/14/23	20,848	19,860
	AbbVie Inc.	3.750%	11/14/23	21,425	21,029
	Actavis Inc.	3.250%	10/1/22	23,714	22,978
	Agilent Technologies Inc.	5.000%	7/15/20	6,545	6,726
	Agilent Technologies Inc.	3.200%	10/1/22	6,550	6,419
	Agilent Technologies Inc.	3.875%	7/15/23	8,125	8,098
	Allergan Funding SCS	3.000%	3/12/20	45,549	45,256
	Allergan Funding SCS	3.450%	3/15/22	39,082	38,232
	Allergan Inc.	3.375%	9/15/20	9,493	9,447
	Allergan Inc.	2.800%	3/15/23	3,130	2,963
	Altria Group Inc.	2.625%	1/14/20	12,845	12,718
	Altria Group Inc.	4.750%	5/5/21	9,277	9,465
	Altria Group Inc.	2.850%	8/9/22	27,725	26,611
	Altria Group Inc.	2.950%	5/2/23	5,572	5,350
	AmerisourceBergen Corp.	3.500%	11/15/21	10,055	9,970
	Amgen Inc.	4.500%	3/15/20	1,936	1,965
	Amgen Inc.	2.125%	5/1/20	10,238	10,060
	Amgen Inc.	2.200%	5/11/20	9,839	9,681
	Amgen Inc.	3.450%	10/1/20	7,372	7,373
	Amgen Inc.	4.100%	6/15/21	10,820	10,972
	Amgen Inc.	1.850%	8/19/21	12,678	12,159
	Amgen Inc.	3.875%	11/15/21	21,943	22,119
	Amgen Inc.	2.700%	5/1/22	5,172	4,981
	Amgen Inc.	2.650%	5/11/22	20,751	19,973
	Amgen Inc.	3.625%	5/15/22	17,375	17,275
	Amgen Inc.	2.250%	8/19/23	8,944	8,353
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	107,360	105,116
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	7,105	6,690
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	83,209	80,516
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	7,650	7,786
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	49,045	48,795
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	47,735	45,232
2	Anheuser-Busch North American Holding Corp.	3.750%	1/15/22	750	743
	Archer-Daniels-Midland Co.	4.479%	3/1/21	5,333	5,451
	Archer-Daniels-Midland Co.	3.375%	3/15/22	6,000	6,002
	AstraZeneca plc	2.375%	11/16/20	19,098	18,704
	AstraZeneca plc	2.375%	6/12/22	15,750	15,024
	AstraZeneca plc	3.500%	8/17/23	11,000	10,753
	BAT Capital Corp.	2.297%	8/14/20	32,857	31,966
	BAT Capital Corp.	2.764%	8/15/22	30,625	29,037
	Baxalta Inc.	2.875%	6/23/20	4,450	4,406
	Baxalta Inc.	3.600%	6/23/22	2,429	2,387
	Baxter International Inc.	1.700%	8/15/21	5,487	5,229
	Beam Suntory Inc.	3.250%	5/15/22	2,450	2,399
	Becton Dickinson & Co.	2.675%	12/15/19	16,484	16,404
	Becton Dickinson & Co.	2.404%	6/5/20	14,500	14,220
	Becton Dickinson & Co.	3.250%	11/12/20	10,832	10,754

Becton Dickinson & Co.	3.125%	11/8/21	8,945	8,810
Becton Dickinson & Co.	2.894%	6/6/22	25,226	24,318
Becton Dickinson & Co.	3.300%	3/1/23	2,000	1,938
Bio-Rad Laboratories Inc.	4.875%	12/15/20	5,800	5,939
Biogen Inc.	2.900%	9/15/20	16,435	16,253
Biogen Inc.	3.625%	9/15/22	13,978	13,948
Boston Scientific Corp.	6.000%	1/15/20	10,984	11,287
Boston Scientific Corp.	2.850%	5/15/20	4,686	4,640
Boston Scientific Corp.	3.375%	5/15/22	7,525	7,395
Boston Scientific Corp.	4.125%	10/1/23	8,510	8,532
Bristol-Myers Squibb Co.	2.000%	8/1/22	11,393	10,870
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,325	1,521
Bristol-Myers Squibb Co.	3.250%	11/1/23	8,396	8,293
Bunge Ltd. Finance Corp.	3.500%	11/24/20	4,315	4,289
Bunge Ltd. Finance Corp.	3.000%	9/25/22	10,724	10,204
Campbell Soup Co.	3.300%	3/15/21	16,750	16,588
Campbell Soup Co.	4.250%	4/15/21	3,119	3,147
Campbell Soup Co.	2.500%	8/2/22	7,850	7,322
Campbell Soup Co.	3.650%	3/15/23	19,300	18,554
Cardinal Health Inc.	4.625%	12/15/20	6,950	7,082
Cardinal Health Inc.	2.616%	6/15/22	18,252	17,385
Cardinal Health Inc.	3.200%	3/15/23	7,250	6,997
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	6,582	6,354
Celgene Corp.	2.875%	8/15/20	22,162	21,864
Celgene Corp.	3.950%	10/15/20	6,340	6,389
Celgene Corp.	2.875%	2/19/21	8,675	8,504
Celgene Corp.	2.250%	8/15/21	400	384
Celgene Corp.	3.250%	8/15/22	12,714	12,366
Celgene Corp.	3.550%	8/15/22	13,971	13,764
Celgene Corp.	2.750%	2/15/23	18,185	17,257
Celgene Corp.	3.250%	2/20/23	9,150	8,802
Celgene Corp.	4.000%	8/15/23	9,468	9,422
Church & Dwight Co. Inc.	2.450%	12/15/19	3,325	3,303
Church & Dwight Co. Inc.	2.450%	8/1/22	6,643	6,338
Church & Dwight Co. Inc.	2.875%	10/1/22	2,875	2,783
Clorox Co.	3.800%	11/15/21	2,900	2,929
Clorox Co.	3.050%	9/15/22	9,315	9,095
Coca-Cola Co.	1.875%	10/27/20	12,735	12,450
Coca-Cola Co.	2.450%	11/1/20	18,394	18,168
Coca-Cola Co.	3.150%	11/15/20	14,392	14,395
Coca-Cola Co.	1.550%	9/1/21	14,275	13,710
Coca-Cola Co.	3.300%	9/1/21	16,487	16,575
Coca-Cola Co.	2.200%	5/25/22	10,879	10,540
Coca-Cola Co.	2.500%	4/1/23	5,575	5,382
Coca-Cola Co.	3.200%	11/1/23	21,649	21,479
Coca-Cola European Partners plc	3.500%	9/15/20	6,360	6,350
Coca-Cola European Partners plc	3.250%	8/19/21	674	666
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,175	2,200
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,305	12,065
Colgate-Palmolive Co.	2.450%	11/15/21	3,750	3,663
Colgate-Palmolive Co.	2.300%	5/3/22	7,070	6,834
Colgate-Palmolive Co.	2.250%	11/15/22	6,373	6,103
Colgate-Palmolive Co.	1.950%	2/1/23	6,150	5,813
Colgate-Palmolive Co.	2.100%	5/1/23	5,257	4,968
Conagra Brands Inc.	3.800%	10/22/21	13,000	12,942
Conagra Brands Inc.	3.200%	1/25/23	5,111	4,973
Constellation Brands Inc.	2.250%	11/6/20	7,615	7,405

Constellation Brands Inc.	3.750%	5/1/21	5,933	5,942
Constellation Brands Inc.	2.700%	5/9/22	12,170	11,669
Constellation Brands Inc.	2.650%	11/7/22	12,700	12,081
Constellation Brands Inc.	3.200%	2/15/23	8,200	7,935
Constellation Brands Inc.	4.250%	5/1/23	8,215	8,269
Covidien International Finance SA	4.200%	6/15/20	12,235	12,388
Covidien International Finance SA	3.200%	6/15/22	7,775	7,666
CVS Health Corp.	3.125%	3/9/20	32,543	32,370
CVS Health Corp.	2.800%	7/20/20	43,106	42,533
CVS Health Corp.	3.350%	3/9/21	34,000	33,710
CVS Health Corp.	4.125%	5/15/21	2,000	2,018
CVS Health Corp.	2.125%	6/1/21	26,138	25,100
CVS Health Corp.	3.500%	7/20/22	19,992	19,720
CVS Health Corp.	2.750%	12/1/22	16,146	15,308
CVS Health Corp.	4.750%	12/1/22	3,574	3,666
CVS Health Corp.	3.700%	3/9/23	83,490	82,139
Danaher Corp.	2.400%	9/15/20	8,023	7,912
Diageo Capital plc	3.000%	5/18/20	5,909	5,895
Diageo Capital plc	4.828%	7/15/20	9,416	9,641
Diageo Capital plc	2.625%	4/29/23	18,185	17,465
Diageo Capital plc	3.500%	9/18/23	1,450	1,443
Diageo Investment Corp.	2.875%	5/11/22	16,500	16,109
Dignity Health California GO	3.125%	11/1/22	3,783	3,721
Eli Lilly & Co.	2.350%	5/15/22	8,805	8,553
Estee Lauder Cos. Inc.	1.800%	2/7/20	7,270	7,171
Estee Lauder Cos. Inc.	1.700%	5/10/21	7,959	7,650
Express Scripts Holding Co.	2.600%	11/30/20	8,600	8,419
Express Scripts Holding Co.	3.300%	2/25/21	5,200	5,156
Express Scripts Holding Co.	4.750%	11/15/21	13,669	14,018
Express Scripts Holding Co.	3.900%	2/15/22	12,708	12,710
Express Scripts Holding Co.	3.050%	11/30/22	9,336	9,037
Express Scripts Holding Co.	3.000%	7/15/23	15,972	15,217
Flowers Foods Inc.	4.375%	4/1/22	4,895	4,920
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,000	2,825
General Mills Inc.	3.200%	4/16/21	7,375	7,304
General Mills Inc.	3.150%	12/15/21	12,375	12,149
General Mills Inc.	2.600%	10/12/22	11,570	11,066
General Mills Inc.	3.700%	10/17/23	11,525	11,256
Genzyme Corp.	5.000%	6/15/20	2,069	2,124
Gilead Sciences Inc.	2.350%	2/1/20	7,294	7,222
Gilead Sciences Inc.	2.550%	9/1/20	18,153	17,910
Gilead Sciences Inc.	4.500%	4/1/21	12,996	13,308
Gilead Sciences Inc.	4.400%	12/1/21	22,035	22,509
Gilead Sciences Inc.	1.950%	3/1/22	7,650	7,288
Gilead Sciences Inc.	3.250%	9/1/22	14,970	14,811
Gilead Sciences Inc.	2.500%	9/1/23	10,662	10,104
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	18,265	17,601
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	17,250	17,089
GlaxoSmithKline Capital plc	3.125%	5/14/21	20,951	20,882
GlaxoSmithKline Capital plc	2.850%	5/8/22	14,437	14,084
Hasbro Inc.	3.150%	5/15/21	4,350	4,285
Hershey Co.	2.900%	5/15/20	5,200	5,177
Hershey Co.	4.125%	12/1/20	4,625	4,690
Hershey Co.	3.100%	5/15/21	7,185	7,152
Hershey Co.	2.625%	5/1/23	750	725
Hershey Co.	3.375%	5/15/23	8,044	8,001
Hillshire Brands Co.	4.100%	9/15/20	1,857	1,869

	Ingredion Inc.	4.625%	11/1/20	2,600	2,648
	JM Smucker Co.	2.200%	12/6/19	4,796	4,741
	JM Smucker Co.	2.500%	3/15/20	7,349	7,248
	JM Smucker Co.	3.500%	10/15/21	6,825	6,776
	JM Smucker Co.	3.000%	3/15/22	8,827	8,562
	Johnson & Johnson	1.875%	12/5/19	4,930	4,885
	Johnson & Johnson	2.950%	9/1/20	7,358	7,368
	Johnson & Johnson	1.950%	11/10/20	7,515	7,348
3	Johnson & Johnson	1.650%	3/1/21	5,727	5,558
	Johnson & Johnson	3.550%	5/15/21	3,400	3,439
	Johnson & Johnson	2.450%	12/5/21	7,810	7,667
	Johnson & Johnson	2.250%	3/3/22	13,916	13,501
	Johnson & Johnson	2.050%	3/1/23	9,140	8,753
	Kaiser Foundation Hospitals	3.500%	4/1/22	4,000	4,023
	Kellogg Co.	4.000%	12/15/20	9,310	9,428
	Kellogg Co.	3.250%	5/14/21	7,700	7,606
	Kellogg Co.	3.125%	5/17/22	2,775	2,703
2	Keurig Dr Pepper Inc.	3.551%	5/25/21	24,235	24,040
	Keurig Dr Pepper Inc.	2.530%	11/15/21	1,000	959
2	Keurig Dr Pepper Inc.	4.057%	5/25/23	31,525	31,110
	Kimberly-Clark Corp.	2.400%	3/1/22	4,025	3,895
	Kimberly-Clark Corp.	2.400%	6/1/23	4,732	4,507
	Kraft Foods Group Inc.	5.375%	2/10/20	13,645	13,905
	Kraft Foods Group Inc.	3.500%	6/6/22	15,021	14,780
	Kraft Heinz Foods Co.	2.800%	7/2/20	25,043	24,732
	Kraft Heinz Foods Co.	3.375%	6/15/21	9,710	9,652
	Kraft Heinz Foods Co.	3.500%	7/15/22	12,960	12,720
	Kraft Heinz Foods Co.	4.000%	6/15/23	12,326	12,208
	Kroger Co.	6.150%	1/15/20	6,877	7,081
	Kroger Co.	3.300%	1/15/21	10,131	10,058
	Kroger Co.	2.600%	2/1/21	7,605	7,443
	Kroger Co.	2.950%	11/1/21	7,700	7,539
	Kroger Co.	3.400%	4/15/22	6,700	6,561
	Kroger Co.	2.800%	8/1/22	1,183	1,140
	Kroger Co.	3.850%	8/1/23	8,200	8,170
	Laboratory Corp. of America Holdings	2.625%	2/1/20	7,848	7,780
	Laboratory Corp. of America Holdings	4.625%	11/15/20	3,700	3,770
	Laboratory Corp. of America Holdings	3.200%	2/1/22	7,810	7,693
	Laboratory Corp. of America Holdings	3.750%	8/23/22	4,653	4,654
	Laboratory Corp. of America Holdings	4.000%	11/1/23	5,521	5,530
	Life Technologies Corp.	6.000%	3/1/20	6,654	6,856
	Life Technologies Corp.	5.000%	1/15/21	5,418	5,535
	McCormick & Co. Inc.	3.900%	7/15/21	2,755	2,777
	McCormick & Co. Inc.	2.700%	8/15/22	8,336	7,974
	McKesson Corp.	3.650%	11/30/20	8,875	8,876
	McKesson Corp.	2.700%	12/15/22	2,785	2,667
	McKesson Corp.	2.850%	3/15/23	6,875	6,550
	Mead Johnson Nutrition Co.	3.000%	11/15/20	11,070	11,004
	Medco Health Solutions Inc.	4.125%	9/15/20	6,000	6,031
	Medtronic Inc.	2.500%	3/15/20	40,347	40,001
	Medtronic Inc.	4.125%	3/15/21	5,853	5,920
	Medtronic Inc.	3.125%	3/15/22	8,191	8,090
	Medtronic Inc.	3.150%	3/15/22	41,186	40,435
	Medtronic Inc.	2.750%	4/1/23	2,072	2,002
	Merck & Co. Inc.	1.850%	2/10/20	16,907	16,656
	Merck & Co. Inc.	3.875%	1/15/21	12,333	12,475
	Merck & Co. Inc.	2.350%	2/10/22	20,578	19,838

	Merck & Co. Inc.	2.400%	9/15/22	14,544	14,020
	Merck & Co. Inc.	2.800%	5/18/23	23,086	22,486
	Molson Coors Brewing Co.	2.250%	3/15/20	7,780	7,678
	Molson Coors Brewing Co.	2.100%	7/15/21	13,912	13,314
	Molson Coors Brewing Co.	3.500%	5/1/22	6,300	6,255
	Mondelez International Inc.	3.000%	5/7/20	2,075	2,063
	Mondelez International Inc.	3.625%	5/7/23	3,800	3,763
	Mylan Inc.	4.200%	11/29/23	6,595	6,449
	Mylan NV	3.750%	12/15/20	10,980	10,928
	Mylan NV	3.150%	6/15/21	25,371	24,741
	Newell Brands Inc.	3.150%	4/1/21	2,297	2,255
	Newell Brands Inc.	3.850%	4/1/23	23,800	23,184
	Novartis Capital Corp.	1.800%	2/14/20	13,770	13,550
	Novartis Capital Corp.	4.400%	4/24/20	14,072	14,304
	Novartis Capital Corp.	2.400%	5/17/22	14,275	13,834
	Novartis Capital Corp.	2.400%	9/21/22	19,055	18,326
	Pall Corp.	5.000%	6/15/20	2,175	2,229
	PepsiCo Inc.	4.500%	1/15/20	10,750	10,927
	PepsiCo Inc.	1.850%	4/30/20	6,717	6,594
	PepsiCo Inc.	2.150%	10/14/20	17,858	17,573
	PepsiCo Inc.	3.125%	11/1/20	16,121	16,144
	PepsiCo Inc.	2.000%	4/15/21	13,472	13,123
	PepsiCo Inc.	3.000%	8/25/21	8,280	8,272
	PepsiCo Inc.	1.700%	10/6/21	10,740	10,274
	PepsiCo Inc.	2.750%	3/5/22	16,566	16,279
	PepsiCo Inc.	2.250%	5/2/22	8,125	7,863
	PepsiCo Inc.	3.100%	7/17/22	13,057	12,931
	PepsiCo Inc.	2.750%	3/1/23	14,177	13,720
	PerkinElmer Inc.	5.000%	11/15/21	5,310	5,445
	Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,896	1,872
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	7,144	7,046
	Pfizer Inc.	1.700%	12/15/19	13,503	13,308
	Pfizer Inc.	5.200%	8/12/20	3,450	3,563
	Pfizer Inc.	1.950%	6/3/21	18,837	18,301
	Pfizer Inc.	3.000%	9/15/21	10,250	10,229
	Pfizer Inc.	2.200%	12/15/21	15,811	15,302
	Pfizer Inc.	3.000%	6/15/23	10,146	9,958
	Pfizer Inc.	5.800%	8/12/23	916	1,011
	Pfizer Inc.	3.200%	9/15/23	5,350	5,300
	Philip Morris International Inc.	2.000%	2/21/20	14,659	14,472
	Philip Morris International Inc.	4.500%	3/26/20	14,613	14,863
	Philip Morris International Inc.	1.875%	2/25/21	14,883	14,349
	Philip Morris International Inc.	4.125%	5/17/21	4,400	4,451
	Philip Morris International Inc.	2.900%	11/15/21	4,852	4,751
	Philip Morris International Inc.	2.625%	2/18/22	8,690	8,398
	Philip Morris International Inc.	2.375%	8/17/22	9,166	8,711
	Philip Morris International Inc.	2.500%	8/22/22	8,845	8,437
	Philip Morris International Inc.	2.500%	11/2/22	10,719	10,226
	Philip Morris International Inc.	2.625%	3/6/23	13,562	12,841
	Philip Morris International Inc.	2.125%	5/10/23	8,769	8,136
1	Procter & Gamble - Esop	9.360%	1/1/21	724	769
	Procter & Gamble Co.	1.900%	10/23/20	11,900	11,620
	Procter & Gamble Co.	1.850%	2/2/21	16,955	16,520
	Procter & Gamble Co.	1.700%	11/3/21	9,500	9,123
	Procter & Gamble Co.	2.300%	2/6/22	14,238	13,869
	Procter & Gamble Co.	2.150%	8/11/22	1,476	1,415
	Procter & Gamble Co.	3.100%	8/15/23	13,086	13,010

	Quest Diagnostics Inc.	4.750%	1/30/20	3,771	3,833
	Quest Diagnostics Inc.	2.500%	3/30/20	5,805	5,726
	Quest Diagnostics Inc.	4.700%	4/1/21	3,125	3,204
	Reynolds American Inc.	6.875%	5/1/20	10,160	10,577
	Reynolds American Inc.	3.250%	6/12/20	15,548	15,380
	Reynolds American Inc.	4.000%	6/12/22	4,820	4,772
	Reynolds American Inc.	4.850%	9/15/23	8,293	8,429
	Sanofi	4.000%	3/29/21	21,652	21,956
	Sanofi	3.375%	6/19/23	16,835	16,646
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	44,406	42,476
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	37,051	34,771
	SSM Health Care Corp.	3.688%	6/1/23	4,800	4,799
	Stryker Corp.	4.375%	1/15/20	4,200	4,264
	Stryker Corp.	2.625%	3/15/21	21,690	21,317
	Sysco Corp.	2.600%	10/1/20	8,384	8,261
	Sysco Corp.	2.500%	7/15/21	6,624	6,444
	Sysco Corp.	2.600%	6/12/22	5,875	5,655
2	Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	11,000	11,021
2	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	14,000	14,017
2	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	12,000	12,056
	Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,275	1,296
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	10,178	10,359
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	8,589	8,551
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	14,205	13,995
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	13,325	12,961
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	12,625	12,097
	Tupperware Brands Corp.	4.750%	6/1/21	6,900	7,032
	Tyson Foods Inc.	2.250%	8/23/21	7,548	7,268
	Tyson Foods Inc.	4.500%	6/15/22	17,695	18,074
	Tyson Foods Inc.	3.900%	9/28/23	1,525	1,506
	Unilever Capital Corp.	1.800%	5/5/20	7,611	7,460
	Unilever Capital Corp.	2.100%	7/30/20	12,920	12,681
	Unilever Capital Corp.	4.250%	2/10/21	13,963	14,229
	Unilever Capital Corp.	2.750%	3/22/21	500	495
	Unilever Capital Corp.	1.375%	7/28/21	6,190	5,867
	Unilever Capital Corp.	3.000%	3/7/22	10,350	10,209
	Unilever Capital Corp.	2.200%	5/5/22	7,100	6,819
	Unilever Capital Corp.	3.125%	3/22/23	7,000	6,846
	Whirlpool Corp.	4.850%	6/15/21	4,223	4,324
	Whirlpool Corp.	4.700%	6/1/22	3,675	3,740
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	14,714	14,533
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	2,400	2,359
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	14,093	13,760
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,650	3,605
	Zoetis Inc.	3.450%	11/13/20	5,491	5,479
	Zoetis Inc.	3.250%	8/20/21	3,777	3,748
	Zoetis Inc.	3.250%	2/1/23	19,853	19,373

	Energy (7.2%)
	Anadarko Petroleum Corp.	4.850%	3/15/21	8,586	8,763
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	5,850	5,645
	Apache Corp.	3.625%	2/1/21	7,829	7,805
	Apache Corp.	3.250%	4/15/22	10,474	10,211
	Apache Corp.	2.625%	1/15/23	4,612	4,341
	Baker Hughes a GE Co. LLC	3.200%	8/15/21	7,983	7,806

Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	18,950	17,808
Boardwalk Pipelines LP	3.375%	2/1/23	5,525	5,270
BP Capital Markets plc	2.521%	1/15/20	17,341	17,214
BP Capital Markets plc	2.315%	2/13/20	27,287	26,980
BP Capital Markets plc	4.500%	10/1/20	12,948	13,263
BP Capital Markets plc	4.742%	3/11/21	16,797	17,283
BP Capital Markets plc	2.112%	9/16/21	3,439	3,311
BP Capital Markets plc	3.561%	11/1/21	17,087	17,052
BP Capital Markets plc	3.062%	3/17/22	8,926	8,763
BP Capital Markets plc	3.245%	5/6/22	24,156	23,832
BP Capital Markets plc	2.520%	9/19/22	9,610	9,230
BP Capital Markets plc	2.500%	11/6/22	13,275	12,682
BP Capital Markets plc	2.750%	5/10/23	30,591	29,310
BP Capital Markets plc	3.994%	9/26/23	11,065	11,165
Buckeye Partners LP	4.875%	2/1/21	9,804	9,904
Buckeye Partners LP	4.150%	7/1/23	6,175	5,937
Canadian Natural Resources Ltd.	3.450%	11/15/21	5,575	5,500
Canadian Natural Resources Ltd.	2.950%	1/15/23	17,529	16,744
Cenovus Energy Inc.	5.700%	10/15/19	8,604	8,690
Cenovus Energy Inc.	3.000%	8/15/22	6,200	5,813
Cenovus Energy Inc.	3.800%	9/15/23	6,950	6,611
Chevron Corp.	1.961%	3/3/20	29,231	28,813
Chevron Corp.	1.991%	3/3/20	8,223	8,116
Chevron Corp.	2.427%	6/24/20	4,225	4,180
Chevron Corp.	2.419%	11/17/20	17,383	17,122
Chevron Corp.	2.100%	5/16/21	17,855	17,357
Chevron Corp.	2.411%	3/3/22	9,230	8,931
Chevron Corp.	2.498%	3/3/22	6,655	6,465
Chevron Corp.	2.355%	12/5/22	36,609	34,984
Chevron Corp.	2.566%	5/16/23	6,621	6,341
Chevron Corp.	3.191%	6/24/23	31,745	31,224
Columbia Pipeline Group Inc.	3.300%	6/1/20	9,385	9,339
ConocoPhillips Co.	2.400%	12/15/22	400	381
Continental Resources Inc.	5.000%	9/15/22	1,000	1,000
Continental Resources Inc.	4.500%	4/15/23	23,600	23,098
Devon Energy Corp.	4.000%	7/15/21	9,672	9,673
Devon Energy Corp.	3.250%	5/15/22	7,612	7,367
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	10,300	10,241
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	8,557	8,398
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	6,850	6,665
Enbridge Energy Partners LP	5.200%	3/15/20	7,942	8,093
Enbridge Energy Partners LP	4.375%	10/15/20	8,410	8,475
Enbridge Energy Partners LP	4.200%	9/15/21	7,875	7,937
Enbridge Inc.	2.900%	7/15/22	12,186	11,749
Enbridge Inc.	4.000%	10/1/23	5,905	5,860
Encana Corp.	3.900%	11/15/21	8,064	8,025
Energy Transfer LP	4.150%	10/1/20	5,748	5,754
Energy Transfer LP	4.650%	6/1/21	18,199	18,346
Energy Transfer LP	5.200%	2/1/22	11,417	11,641
Energy Transfer LP	4.250%	3/15/23	3,000	2,918
Energy Transfer Operating LP	4.200%	9/15/23	6,800	6,643
Energy Transfer Partners LP	3.600%	2/1/23	16,130	15,570
Enterprise Products Operating LLC	5.250%	1/31/20	8,149	8,340
Enterprise Products Operating LLC	5.200%	9/1/20	10,901	11,191
Enterprise Products Operating LLC	2.800%	2/15/21	8,275	8,132
Enterprise Products Operating LLC	2.850%	4/15/21	9,872	9,691

	Enterprise Products Operating LLC	3.500%	2/1/22	7,050	6,999
	Enterprise Products Operating LLC	4.050%	2/15/22	7,068	7,122
	Enterprise Products Operating LLC	3.350%	3/15/23	13,660	13,353
1	Enterprise Products Operating LLC	4.875%	8/16/77	4,250	3,719
	EOG Resources Inc.	2.450%	4/1/20	8,831	8,750
	EOG Resources Inc.	4.400%	6/1/20	9,385	9,548
	EOG Resources Inc.	4.100%	2/1/21	7,925	8,002
	EOG Resources Inc.	2.625%	3/15/23	15,029	14,317
	EQT Corp.	2.500%	10/1/20	8,000	7,762
	EQT Corp.	4.875%	11/15/21	5,899	5,963
	EQT Corp.	3.000%	10/1/22	12,700	12,061
	EQT Midstream Partners LP	4.750%	7/15/23	14,750	14,759
	Exxon Mobil Corp.	1.912%	3/6/20	24,380	24,047
	Exxon Mobil Corp.	2.222%	3/1/21	23,527	23,020
	Exxon Mobil Corp.	2.397%	3/6/22	15,586	15,103
	Exxon Mobil Corp.	2.726%	3/1/23	17,205	16,668
	Halliburton Co.	3.250%	11/15/21	5,447	5,383
	Halliburton Co.	3.500%	8/1/23	18,004	17,628
	Husky Energy Inc.	7.250%	12/15/19	6,611	6,831
	Husky Energy Inc.	3.950%	4/15/22	8,039	8,010
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	7,449	7,710
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	8,270	8,498
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,855	5,973
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	13,986	13,833
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	6,150	6,383
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	13,337	13,623
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	3,400	3,388
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	12,500	12,378
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	5,869	5,665
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	6,275	6,026
	Kinder Morgan Inc.	3.050%	12/1/19	17,937	17,799
	Kinder Morgan Inc.	6.500%	9/15/20	3,978	4,123
	Kinder Morgan Inc.	3.150%	1/15/23	11,535	11,067
	Magellan Midstream Partners LP	4.250%	2/1/21	4,156	4,183
	Marathon Oil Corp.	2.700%	6/1/20	6,160	6,090
	Marathon Oil Corp.	2.800%	11/1/22	17,714	16,722
	Marathon Petroleum Corp.	3.400%	12/15/20	17,257	17,265
	Marathon Petroleum Corp.	5.125%	3/1/21	11,358	11,659
	MPLX LP	5.500%	2/15/23	938	952
	MPLX LP	3.375%	3/15/23	5,203	5,000
	MPLX LP	4.500%	7/15/23	21,006	21,036
	National Fuel Gas Co.	4.900%	12/1/21	5,839	5,921
	National Fuel Gas Co.	3.750%	3/1/23	8,075	7,827
	National Oilwell Varco Inc.	2.600%	12/1/22	18,788	17,664
	Noble Energy Inc.	4.150%	12/15/21	15,424	15,427
	Occidental Petroleum Corp.	4.100%	2/1/21	16,073	16,257
	Occidental Petroleum Corp.	3.125%	2/15/22	11,185	11,034
	Occidental Petroleum Corp.	2.600%	4/15/22	6,920	6,636
	Occidental Petroleum Corp.	2.700%	2/15/23	14,627	14,005
	ONEOK Inc.	4.250%	2/1/22	10,983	10,971
	ONEOK Inc.	7.500%	9/1/23	9,700	10,879
	ONEOK Partners LP	3.375%	10/1/22	6,865	6,637
	ONEOK Partners LP	5.000%	9/15/23	4,955	5,061
	Petro-Canada	9.250%	10/15/21	2,847	3,264
	Phillips 66	4.300%	4/1/22	28,535	28,972
	Phillips 66 Partners LP	2.646%	2/15/20	4,075	4,039
	Pioneer Natural Resources Co.	7.500%	1/15/20	5,200	5,435

Pioneer Natural Resources Co.	3.450%	1/15/21	9,550	9,476
Pioneer Natural Resources Co.	3.950%	7/15/22	8,988	8,944
Plains All American Pipeline LP / PAA Finance Corp.	2.600%	12/15/19	6,085	6,045
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	9,652	9,881
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	8,434	8,531
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	6,591	6,402
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	5,275	4,907
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	9,978	9,568
Regency Energy Partners LP / Regency Energy Finance Corp.	5.750%	9/1/20	3,096	3,162
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	12,835	13,303
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	7,200	7,315
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	7,950	7,841
Sabine Pass Liquefaction LLC	5.625%	2/1/21	28,475	29,258
Sabine Pass Liquefaction LLC	6.250%	3/15/22	14,990	15,758
Sabine Pass Liquefaction LLC	5.625%	4/15/23	17,052	17,734
Shell International Finance BV	4.375%	3/25/20	11,005	11,171
Shell International Finance BV	2.125%	5/11/20	34,152	33,623
Shell International Finance BV	2.250%	11/10/20	17,918	17,586
Shell International Finance BV	1.875%	5/10/21	14,808	14,283
Shell International Finance BV	1.750%	9/12/21	11,118	10,641
Shell International Finance BV	2.375%	8/21/22	16,212	15,585
Shell International Finance BV	2.250%	1/6/23	12,801	12,180
Shell International Finance BV	3.400%	8/12/23	15,200	15,105
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	3,970	4,001
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	12,966	13,036
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	3,200	3,225
TC PipeLines LP	4.650%	6/15/21	2,608	2,638
Total Capital Canada Ltd.	2.750%	7/15/23	13,510	13,011
Total Capital International SA	2.750%	6/19/21	15,881	15,645
Total Capital International SA	2.875%	2/17/22	12,340	12,065
Total Capital International SA	2.700%	1/25/23	16,409	15,854
Total Capital SA	4.450%	6/24/20	17,580	17,891
Total Capital SA	4.125%	1/28/21	10,330	10,498
Total Capital SA	4.250%	12/15/21	1,950	1,991
TransCanada PipeLines Ltd.	3.800%	10/1/20	16,805	16,870
TransCanada PipeLines Ltd.	2.500%	8/1/22	25,170	24,016
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,475	4,421
Valero Energy Corp.	6.125%	2/1/20	11,467	11,792
Western Gas Partners LP	5.375%	6/1/21	6,602	6,777
Western Gas Partners LP	4.000%	7/1/22	6,838	6,723
Williams Cos. Inc.	5.250%	3/15/20	25,371	25,852
Williams Cos. Inc.	4.125%	11/15/20	7,212	7,229
Williams Cos. Inc.	4.000%	11/15/21	6,757	6,721
Williams Cos. Inc.	3.600%	3/15/22	13,031	12,784
Williams Cos. Inc.	3.350%	8/15/22	16,135	15,613
Williams Cos. Inc.	3.700%	1/15/23	6,850	6,660

Williams Cos. Inc.	4.500%	11/15/23	6,475	6,485

Other Industrial (0.1%)
Cintas Corp. No 2	4.300%	6/1/21	2,015	2,058
Cintas Corp. No 2	2.900%	4/1/22	7,365	7,203
Cintas Corp. No 2	3.250%	6/1/22	3,225	3,186
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	14,453	14,670

Technology (8.4%)
Adobe Inc.	4.750%	2/1/20	5,085	5,174
Alphabet Inc.	3.625%	5/19/21	6,380	6,470
Altera Corp.	4.100%	11/15/23	5,600	5,727
Amphenol Corp.	2.200%	4/1/20	10,178	10,021
Amphenol Corp.	3.125%	9/15/21	470	463
Amphenol Corp.	4.000%	2/1/22	5,494	5,571
Analog Devices Inc.	2.850%	3/12/20	7,500	7,437
Analog Devices Inc.	2.950%	1/12/21	25	25
Analog Devices Inc.	2.500%	12/5/21	6,420	6,222
Analog Devices Inc.	2.875%	6/1/23	9,875	9,472
Apple Inc.	1.550%	2/7/20	17,948	17,681
Apple Inc.	1.900%	2/7/20	18,094	17,893
Apple Inc.	2.000%	5/6/20	23,791	23,466
Apple Inc.	1.800%	5/11/20	17,925	17,636
Apple Inc.	2.250%	2/23/21	36,578	35,766
Apple Inc.	2.850%	5/6/21	34,380	34,089
Apple Inc.	1.550%	8/4/21	10,265	9,844
Apple Inc.	2.150%	2/9/22	27,529	26,439
Apple Inc.	2.500%	2/9/22	21,260	20,760
Apple Inc.	2.300%	5/11/22	22,340	21,602
Apple Inc.	2.700%	5/13/22	17,227	16,885
Apple Inc.	2.100%	9/12/22	7,641	7,259
Apple Inc.	2.400%	1/13/23	12,475	11,975
Apple Inc.	2.850%	2/23/23	24,633	23,958
Apple Inc.	2.400%	5/3/23	60,250	57,454
Applied Materials Inc.	2.625%	10/1/20	5,386	5,326
Applied Materials Inc.	4.300%	6/15/21	12,390	12,690
Arrow Electronics Inc.	3.500%	4/1/22	4,806	4,693
Arrow Electronics Inc.	4.500%	3/1/23	4,000	4,010
Autodesk Inc.	3.125%	6/15/20	5,000	4,970
Autodesk Inc.	3.600%	12/15/22	3,043	2,998
Avnet Inc.	5.875%	6/15/20	4,089	4,229
Avnet Inc.	3.750%	12/1/21	5,175	5,148
Avnet Inc.	4.875%	12/1/22	5,325	5,392
Baidu Inc.	3.000%	6/30/20	6,550	6,494
Baidu Inc.	2.875%	7/6/22	10,675	10,288
Baidu Inc.	3.500%	11/28/22	10,199	10,022
Baidu Inc.	3.875%	9/29/23	12,000	11,839
Broadcom Corp.	2.500%	8/15/22	500	473
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	35,865	35,502
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	12,022	11,650
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	42,917	41,422
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	12,725	11,884
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,975	2,987

	CA Inc.	5.375%	12/1/19	9,525	9,706
	CA Inc.	3.600%	8/1/20	3,369	3,373
	CA Inc.	3.600%	8/15/22	7,150	7,001
	Cisco Systems Inc.	4.450%	1/15/20	36,529	37,077
	Cisco Systems Inc.	2.450%	6/15/20	16,186	15,978
	Cisco Systems Inc.	2.200%	2/28/21	34,097	33,299
	Cisco Systems Inc.	2.900%	3/4/21	8,950	8,897
	Cisco Systems Inc.	1.850%	9/20/21	22,000	21,067
	Cisco Systems Inc.	3.000%	6/15/22	2,930	2,890
	Cisco Systems Inc.	2.600%	2/28/23	8,240	7,936
	Cisco Systems Inc.	2.200%	9/20/23	10,194	9,625
	Corning Inc.	4.250%	8/15/20	2,000	2,023
	Corning Inc.	2.900%	5/15/22	4,150	4,052
2	Dell International LLC / EMC Corp.	5.450%	6/15/23	49,995	51,097
2	Dell International LLC / EMC Corp.	4.420%	6/15/21	60,620	60,641
	DXC Technology Co.	2.875%	3/27/20	6,945	6,890
	Equifax Inc.	2.300%	6/1/21	5,475	5,292
	Equifax Inc.	3.600%	8/15/21	4,000	3,987
	Equifax Inc.	3.300%	12/15/22	4,395	4,270
	Equifax Inc.	3.950%	6/15/23	4,875	4,820
	Fidelity National Information Services Inc.	3.625%	10/15/20	16,392	16,379
	Fidelity National Information Services Inc.	2.250%	8/15/21	7,983	7,656
	Fidelity National Information Services Inc.	4.500%	10/15/22	3,776	3,871
	Fidelity National Information Services Inc.	3.500%	4/15/23	10,264	10,086
	Fiserv Inc.	2.700%	6/1/20	17,273	17,038
	Fiserv Inc.	4.750%	6/15/21	1,075	1,098
	Fiserv Inc.	3.500%	10/1/22	12,804	12,648
	Fiserv Inc.	3.800%	10/1/23	9,745	9,692
	Flex Ltd.	4.625%	2/15/20	5,225	5,245
	Flex Ltd.	5.000%	2/15/23	8,193	8,163
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	50,840	50,850
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	1,200	1,192
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	20,087	20,418
	HP Inc.	3.750%	12/1/20	1,655	1,666
	HP Inc.	4.300%	6/1/21	1,662	1,692
	HP Inc.	4.375%	9/15/21	19,566	19,992
	HP Inc.	4.650%	12/9/21	5,000	5,134
	HP Inc.	4.050%	9/15/22	7,125	7,171
	IBM Credit LLC	3.450%	11/30/20	9,000	9,006
	IBM Credit LLC	1.800%	1/20/21	12,150	11,755
	IBM Credit LLC	2.650%	2/5/21	14,959	14,721
	IBM Credit LLC	3.600%	11/30/21	6,750	6,759
	IBM Credit LLC	2.200%	9/8/22	4,425	4,181
	IBM Credit LLC	3.000%	2/6/23	8,750	8,477
	Intel Corp.	1.850%	5/11/20	14,733	14,515
	Intel Corp.	2.450%	7/29/20	22,204	22,030
	Intel Corp.	1.700%	5/19/21	11,038	10,641
	Intel Corp.	3.300%	10/1/21	19,670	19,725
	Intel Corp.	2.350%	5/11/22	5,557	5,384
	Intel Corp.	3.100%	7/29/22	13,924	13,789
	Intel Corp.	2.700%	12/15/22	21,164	20,560
	International Business Machines Corp.	1.900%	1/27/20	12,150	11,970
	International Business Machines Corp.	1.625%	5/15/20	23,908	23,344
	International Business Machines Corp.	2.250%	2/19/21	12,507	12,181
	International Business Machines Corp.	2.900%	11/1/21	7,615	7,484
	International Business Machines Corp.	2.500%	1/27/22	6,972	6,747
	International Business Machines Corp.	1.875%	8/1/22	7,333	6,871

International Business Machines Corp.	2.875%	11/9/22	10,325	9,978
International Business Machines Corp.	3.375%	8/1/23	21,052	20,651
Jabil Inc.	5.625%	12/15/20	4,230	4,354
Jabil Inc.	4.700%	9/15/22	5,125	5,172
Juniper Networks Inc.	3.300%	6/15/20	3,175	3,163
Juniper Networks Inc.	4.600%	3/15/21	2,155	2,197
KLA-Tencor Corp.	4.125%	11/1/21	7,811	7,883
Lam Research Corp.	2.750%	3/15/20	6,130	6,076
Lam Research Corp.	2.800%	6/15/21	12,038	11,817
Marvell Technology Group Ltd.	4.200%	6/22/23	6,725	6,658
Maxim Integrated Products Inc.	3.375%	3/15/23	6,712	6,596
Microsoft Corp.	1.850%	2/6/20	24,670	24,321
Microsoft Corp.	1.850%	2/12/20	22,723	22,470
Microsoft Corp.	3.000%	10/1/20	9,853	9,855
Microsoft Corp.	2.000%	11/3/20	23,327	22,983
Microsoft Corp.	4.000%	2/8/21	753	771
Microsoft Corp.	1.550%	8/8/21	27,992	26,861
Microsoft Corp.	2.400%	2/6/22	26,375	25,755
Microsoft Corp.	2.375%	2/12/22	26,879	26,073
Microsoft Corp.	2.650%	11/3/22	16,307	15,936
Microsoft Corp.	2.125%	11/15/22	7,708	7,382
Microsoft Corp.	2.375%	5/1/23	13,873	13,320
Microsoft Corp.	2.000%	8/8/23	20,732	19,491
Motorola Solutions Inc.	3.500%	9/1/21	4,710	4,651
Motorola Solutions Inc.	3.750%	5/15/22	11,363	11,224
Motorola Solutions Inc.	3.500%	3/1/23	8,000	7,663
NetApp Inc.	3.375%	6/15/21	6,107	6,034
NVIDIA Corp.	2.200%	9/16/21	14,860	14,400
Oracle Corp.	3.875%	7/15/20	16,129	16,289
Oracle Corp.	2.800%	7/8/21	16,295	16,116
Oracle Corp.	1.900%	9/15/21	54,689	52,621
Oracle Corp.	2.500%	5/15/22	27,846	26,980
Oracle Corp.	2.500%	10/15/22	41,962	40,450
Oracle Corp.	2.625%	2/15/23	19,303	18,579
Oracle Corp.	3.625%	7/15/23	9,625	9,601
Oracle Corp.	2.400%	9/15/23	39,425	37,322
QUALCOMM Inc.	2.250%	5/20/20	21,570	21,238
QUALCOMM Inc.	3.000%	5/20/22	21,610	21,024
QUALCOMM Inc.	2.600%	1/30/23	20,538	19,519
salesforce.com Inc.	3.250%	4/11/23	13,670	13,487
Seagate HDD Cayman	4.250%	3/1/22	10,150	9,744
Seagate HDD Cayman	4.750%	6/1/23	13,182	12,523
Tech Data Corp.	3.700%	2/15/22	7,405	7,220
Texas Instruments Inc.	1.750%	5/1/20	3,158	3,105
Texas Instruments Inc.	2.750%	3/12/21	17,420	17,228
Texas Instruments Inc.	1.850%	5/15/22	4,717	4,470
Texas Instruments Inc.	2.250%	5/1/23	4,710	4,482
Total System Services Inc.	3.800%	4/1/21	12,576	12,563
Total System Services Inc.	3.750%	6/1/23	8,826	8,709
Total System Services Inc.	4.000%	6/1/23	7,800	7,786
Trimble Inc.	4.150%	6/15/23	3,625	3,608
Tyco Electronics Group SA	4.875%	1/15/21	180	185
Tyco Electronics Group SA	3.500%	2/3/22	9,579	9,532
Verisk Analytics Inc.	5.800%	5/1/21	6,356	6,660
Verisk Analytics Inc.	4.125%	9/12/22	6,738	6,799
VMware Inc.	2.300%	8/21/20	18,330	17,875
VMware Inc.	2.950%	8/21/22	18,632	17,590

	Xerox Corp.	5.625%	12/15/19	6,875	7,014
	Xerox Corp.	2.800%	5/15/20	3,300	3,222
	Xerox Corp.	2.750%	9/1/20	4,865	4,723
	Xerox Corp.	4.500%	5/15/21	11,620	11,405
	Xerox Corp.	3.625%	3/15/23	13,000	11,764
	Xilinx Inc.	3.000%	3/15/21	7,416	7,334

	Transportation (1.4%)
1	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	9,846	10,024
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	7,034	7,063
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	10,333	10,245
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	11,450	11,210
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	10,108	9,836
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	10,811	10,977
	Canadian National Railway Co.	2.400%	2/3/20	4,075	4,040
	Canadian National Railway Co.	2.850%	12/15/21	5,125	5,055
	Canadian Pacific Railway Co.	9.450%	8/1/21	2,250	2,577
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,350	4,456
1	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	4,873	5,115
1	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	2,228	2,294
1	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	1,604	1,636
	CSX Corp.	3.700%	10/30/20	5,203	5,245
	CSX Corp.	4.250%	6/1/21	6,115	6,192
	CSX Corp.	3.700%	11/1/23	4,075	4,096
1	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	4,084	4,426
1	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	1,307	1,353
1	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	385	388
1	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	1,019	1,033
	Delta Air Lines Inc.	2.875%	3/13/20	5,150	5,114
	Delta Air Lines Inc.	2.600%	12/4/20	14,900	14,610
	Delta Air Lines Inc.	3.400%	4/19/21	8,200	8,112
	Delta Air Lines Inc.	3.625%	3/15/22	13,900	13,651
	Delta Air Lines Inc.	3.800%	4/19/23	8,000	7,862
	FedEx Corp.	2.300%	2/1/20	3,415	3,385
	FedEx Corp.	2.625%	8/1/22	8,830	8,489
	JB Hunt Transport Services Inc.	3.300%	8/15/22	4,900	4,809
	Norfolk Southern Corp.	3.250%	12/1/21	10,634	10,573
	Norfolk Southern Corp.	3.000%	4/1/22	6,375	6,273
	Norfolk Southern Corp.	2.903%	2/15/23	10,113	9,811
	Norfolk Southern Railway Co.	9.750%	6/15/20	1,980	2,169
1	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	1,372	1,416
	Ryder System Inc.	2.650%	3/2/20	7,500	7,434
	Ryder System Inc.	2.500%	5/11/20	5,410	5,331
	Ryder System Inc.	2.875%	9/1/20	4,896	4,824
	Ryder System Inc.	3.500%	6/1/21	1,000	996
	Ryder System Inc.	2.250%	9/1/21	4,565	4,393
	Ryder System Inc.	3.450%	11/15/21	950	943
	Ryder System Inc.	2.800%	3/1/22	9,310	9,044

Ryder System Inc.	2.500%	9/1/22	2,585	2,462
Ryder System Inc.	3.400%	3/1/23	4,750	4,655
Ryder System Inc.	3.750%	6/9/23	7,230	7,161
Southwest Airlines Co.	2.650%	11/5/20	5,609	5,531
Southwest Airlines Co.	2.750%	11/16/22	5,700	5,490
Union Pacific Corp.	2.250%	6/19/20	3,700	3,651
Union Pacific Corp.	4.000%	2/1/21	4,054	4,091
Union Pacific Corp.	3.200%	6/8/21	10,675	10,613
Union Pacific Corp.	4.163%	7/15/22	5,525	5,602
Union Pacific Corp.	2.950%	1/15/23	6,437	6,260
Union Pacific Corp.	2.750%	4/15/23	2,125	2,061
Union Pacific Corp.	3.500%	6/8/23	10,842	10,779
United Parcel Service Inc.	3.125%	1/15/21	10,216	10,220
United Parcel Service Inc.	2.050%	4/1/21	7,225	7,038
United Parcel Service Inc.	2.350%	5/16/22	14,662	14,153
United Parcel Service Inc.	2.450%	10/1/22	12,869	12,391
United Parcel Service Inc.	2.500%	4/1/23	19,200	18,431
United Parcel Service of America Inc.	8.375%	4/1/20	2,515	2,681
				13,815,848

Utilities (4.2%)
Electric (3.9%)
AEP Texas Inc.	2.400%	10/1/22	5,375	5,134
Alabama Power Co.	2.450%	3/30/22	8,575	8,275
Ameren Corp.	2.700%	11/15/20	4,852	4,744
Ameren Illinois Co.	2.700%	9/1/22	6,835	6,632
American Electric Power Co. Inc.	2.150%	11/13/20	6,990	6,799
American Electric Power Co. Inc.	3.650%	12/1/21	4,000	3,992
American Electric Power Co. Inc.	2.950%	12/15/22	7,151	6,922
Appalachian Power Co.	4.600%	3/30/21	4,700	4,795
Baltimore Gas & Electric Co.	3.500%	11/15/21	5,447	5,436
Baltimore Gas & Electric Co.	3.350%	7/1/23	5,125	5,036
Berkshire Hathaway Energy Co.	2.400%	2/1/20	5,030	4,974
Berkshire Hathaway Energy Co.	2.375%	1/15/21	6,630	6,489
Berkshire Hathaway Energy Co.	2.800%	1/15/23	5,900	5,711
Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,475	7,507
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	8,000	7,692
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,987	2,853
CenterPoint Energy Inc.	3.600%	11/1/21	3,875	3,855
CenterPoint Energy Inc.	2.500%	9/1/22	7,675	7,257
CMS Energy Corp.	5.050%	3/15/22	4,290	4,442
Commonwealth Edison Co.	4.000%	8/1/20	2,625	2,657
Commonwealth Edison Co.	3.400%	9/1/21	7,100	7,093
Connecticut Light & Power Co.	2.500%	1/15/23	5,000	4,820
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,750	2,795
Consolidated Edison Inc.	2.000%	3/15/20	7,905	7,771
Consolidated Edison Inc.	2.000%	5/15/21	7,850	7,548
Constellation Energy Group Inc.	5.150%	12/1/20	7,277	7,405
Consumers Energy Co.	5.650%	4/15/20	2,875	2,962
Consumers Energy Co.	2.850%	5/15/22	5,569	5,468
Consumers Energy Co.	3.375%	8/15/23	4,080	4,050
Delmarva Power & Light Co.	3.500%	11/15/23	6,509	6,464
Dominion Energy Inc.	2.500%	12/1/19	8,421	8,369
Dominion Energy Inc.	2.579%	7/1/20	9,285	9,112
Dominion Energy Inc.	4.450%	3/15/21	9,059	9,184
Dominion Energy Inc.	4.104%	4/1/21	5,350	5,365
Dominion Energy Inc.	2.000%	8/15/21	7,977	7,601
Dominion Energy Inc.	2.750%	1/15/22	4,650	4,482

	Dominion Energy Inc.	2.750%	9/15/22	850	813
	DTE Electric Co.	3.450%	10/1/20	5,365	5,373
	DTE Energy Co.	2.400%	12/1/19	7,920	7,854
	DTE Energy Co.	3.300%	6/15/22	4,470	4,405
	DTE Energy Co.	3.700%	8/1/23	8,600	8,573
	Duke Energy Carolinas LLC	4.300%	6/15/20	3,425	3,477
	Duke Energy Carolinas LLC	3.900%	6/15/21	5,725	5,799
	Duke Energy Carolinas LLC	3.350%	5/15/22	7,500	7,467
	Duke Energy Carolinas LLC	2.500%	3/15/23	9,729	9,355
	Duke Energy Carolinas LLC	3.050%	3/15/23	7,100	6,970
	Duke Energy Corp.	1.800%	9/1/21	19,370	18,392
	Duke Energy Corp.	3.550%	9/15/21	8,055	8,026
	Duke Energy Corp.	2.400%	8/15/22	4,050	3,858
	Duke Energy Corp.	3.050%	8/15/22	3,728	3,632
	Duke Energy Corp.	3.950%	10/15/23	4,700	4,707
1	Duke Energy Florida LLC	2.100%	12/15/19	2,344	2,333
	Duke Energy Florida LLC	3.100%	8/15/21	3,485	3,452
	Duke Energy Indiana LLC	3.750%	7/15/20	2,418	2,437
	Duke Energy Ohio Inc.	3.800%	9/1/23	6,711	6,773
	Duke Energy Progress LLC	3.000%	9/15/21	2,950	2,922
	Duke Energy Progress LLC	2.800%	5/15/22	8,170	8,018
	Duke Energy Progress LLC	3.375%	9/1/23	4,750	4,705
	Edison International	2.125%	4/15/20	7,550	7,334
	Edison International	2.400%	9/15/22	5,375	4,954
	Edison International	2.950%	3/15/23	3,500	3,282
	Emera US Finance LP	2.700%	6/15/21	6,508	6,298
	Entergy Arkansas Inc.	3.750%	2/15/21	4,567	4,591
	Entergy Corp.	5.125%	9/15/20	3,825	3,892
	Entergy Corp.	4.000%	7/15/22	6,324	6,327
	Entergy Louisiana LLC	4.050%	9/1/23	7,850	7,950
	Eversource Energy	2.500%	3/15/21	7,425	7,266
	Eversource Energy	2.750%	3/15/22	8,550	8,284
	Eversource Energy	2.800%	5/1/23	7,525	7,227
	Exelon Corp.	2.850%	6/15/20	16,578	16,310
	Exelon Corp.	2.450%	4/15/21	4,075	3,954
	Exelon Corp.	3.497%	6/1/22	8,534	8,280
	Exelon Generation Co. LLC	2.950%	1/15/20	6,504	6,462
	Exelon Generation Co. LLC	4.000%	10/1/20	10,771	10,786
	Exelon Generation Co. LLC	3.400%	3/15/22	6,640	6,517
	Exelon Generation Co. LLC	4.250%	6/15/22	7,934	7,987
	FirstEnergy Corp.	2.850%	7/15/22	5,975	5,780
	FirstEnergy Corp.	4.250%	3/15/23	12,806	12,873
	Florida Power & Light Co.	2.750%	6/1/23	7,585	7,340
	Fortis Inc.	2.100%	10/4/21	11,868	11,292
	Georgia Power Co.	4.250%	12/1/19	8,775	8,867
	Georgia Power Co.	2.000%	3/30/20	9,830	9,643
	Georgia Power Co.	2.000%	9/8/20	4,170	4,056
	Georgia Power Co.	2.400%	4/1/21	5,578	5,420
	Georgia Power Co.	2.850%	5/15/22	3,800	3,691
	Great Plains Energy Inc.	4.850%	6/1/21	4,630	4,689
	ITC Holdings Corp.	2.700%	11/15/22	8,175	7,801
	Kansas City Power & Light Co.	3.150%	3/15/23	4,225	4,094
	Kentucky Utilities Co.	3.250%	11/1/20	4,475	4,470
	LG&E & KU Energy LLC	3.750%	11/15/20	6,400	6,418
	National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	7,620	7,528
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	5,200	5,133
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	2,859	2,805

	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	6,675	6,603
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	5,464	5,424
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	7,180	6,928
	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	1,900	1,823
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	7,770	7,545
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,325	3,289
1	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	4,025	3,977
	Nevada Power Co.	2.750%	4/15/20	11,100	11,018
	NextEra Energy Capital Holdings Inc.	3.342%	9/1/20	10,150	10,081
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	4,065	4,127
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	3,805	3,654
	Northern States Power Co.	2.200%	8/15/20	3,200	3,145
	Northern States Power Co.	2.150%	8/15/22	2,875	2,739
	Northern States Power Co.	2.600%	5/15/23	6,440	6,176
	NV Energy Inc.	6.250%	11/15/20	3,150	3,300
	Ohio Power Co.	5.375%	10/1/21	6,152	6,462
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	5,218	5,311
	Pacific Gas & Electric Co.	3.500%	10/1/20	7,259	6,923
	Pacific Gas & Electric Co.	4.250%	5/15/21	4,362	4,122
	Pacific Gas & Electric Co.	2.450%	8/15/22	6,235	5,502
	Pacific Gas & Electric Co.	3.250%	6/15/23	6,025	5,347
2	Pacific Gas & Electric Co.	4.250%	8/1/23	6,000	5,550
	PacifiCorp	3.850%	6/15/21	4,502	4,543
	PacifiCorp	2.950%	2/1/22	6,387	6,286
	PacifiCorp	2.950%	6/1/23	3,500	3,414
	PECO Energy Co.	1.700%	9/15/21	4,225	4,020
	PECO Energy Co.	2.375%	9/15/22	1,875	1,796
	Pinnacle West Capital Corp.	2.250%	11/30/20	4,825	4,688
	PNM Resources Inc.	3.250%	3/9/21	4,400	4,335
	PPL Capital Funding Inc.	4.200%	6/15/22	6,855	6,907
	PPL Capital Funding Inc.	3.500%	12/1/22	4,445	4,358
	PPL Capital Funding Inc.	3.400%	6/1/23	8,250	8,037
	PPL Electric Utilities Corp.	3.000%	9/15/21	4,400	4,352
	Progress Energy Inc.	4.875%	12/1/19	6,171	6,254
	Progress Energy Inc.	4.400%	1/15/21	4,675	4,729
	Progress Energy Inc.	3.150%	4/1/22	6,187	6,033
	PSEG Power LLC	5.125%	4/15/20	4,280	4,366
	PSEG Power LLC	3.000%	6/15/21	6,977	6,839
	PSEG Power LLC	3.850%	6/1/23	10,550	10,437
	Public Service Co. of Colorado	3.200%	11/15/20	3,175	3,168
	Public Service Co. of Colorado	2.250%	9/15/22	5,835	5,568
	Public Service Co. of New Hampshire	3.500%	11/1/23	4,800	4,790
	Public Service Electric & Gas Co.	1.900%	3/15/21	8,350	8,071
	Public Service Electric & Gas Co.	2.375%	5/15/23	8,320	7,939
	Public Service Electric & Gas Co.	3.250%	9/1/23	500	494
	Public Service Enterprise Group Inc.	2.000%	11/15/21	3,450	3,271
	Public Service Enterprise Group Inc.	2.650%	11/15/22	5,995	5,710
	Puget Energy Inc.	6.500%	12/15/20	6,400	6,706
	Puget Energy Inc.	6.000%	9/1/21	6,776	7,116
	Puget Energy Inc.	5.625%	7/15/22	7,975	8,346
	San Diego Gas & Electric Co.	3.000%	8/15/21	3,431	3,388
	San Diego Gas & Electric Co.	3.600%	9/1/23	6,075	6,058
	South Carolina Electric & Gas Co.	3.500%	8/15/21	3,000	2,982
	Southern California Edison Co.	2.900%	3/1/21	2,600	2,542
	Southern California Edison Co.	3.875%	6/1/21	4,660	4,656
1	Southern California Edison Co.	1.845%	2/1/22	1,388	1,335
	Southern California Edison Co.	2.400%	2/1/22	4,350	4,145

	Southern California Edison Co.	3.400%	6/1/23	7,250	7,074
	Southern California Edison Co.	3.500%	10/1/23	4,825	4,721
	Southern Co.	2.750%	6/15/20	9,946	9,811
	Southern Co.	2.350%	7/1/21	18,749	18,099
	Southern Co.	2.950%	7/1/23	5,821	5,571
1	Southern Co.	5.500%	3/15/57	5,925	5,829
	Southern Power Co.	1.950%	12/15/19	8,625	8,545
	Southern Power Co.	2.375%	6/1/20	2,460	2,411
	Southern Power Co.	2.500%	12/15/21	5,450	5,247
	TECO Finance Inc.	5.150%	3/15/20	4,825	4,898
	TransAlta Corp.	4.500%	11/15/22	4,894	4,730
	UIL Holdings Corp.	4.625%	10/1/20	1,220	1,235
	Virginia Electric & Power Co.	2.950%	1/15/22	4,670	4,583
	Virginia Electric & Power Co.	3.450%	9/1/22	5,145	5,114
	Virginia Electric & Power Co.	2.750%	3/15/23	13,617	13,143
	WEC Energy Group Inc.	2.450%	6/15/20	4,613	4,548
	WEC Energy Group Inc.	3.375%	6/15/21	9,882	9,797
	Wisconsin Electric Power Co.	2.950%	9/15/21	2,870	2,835
	Wisconsin Public Service Corp.	3.350%	11/21/21	5,875	5,863
	Xcel Energy Inc.	4.700%	5/15/20	4,640	4,693
	Xcel Energy Inc.	2.400%	3/15/21	9,995	9,735
	Xcel Energy Inc.	2.600%	3/15/22	3,900	3,764

	Natural Gas (0.3%)
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	5,251	5,318
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,850	3,793
	NiSource Inc.	2.650%	11/17/22	5,400	5,171
2	NiSource Inc.	3.650%	6/15/23	6,000	5,866
	Sempra Energy	2.400%	2/1/20	11,450	11,265
	Sempra Energy	2.400%	3/15/20	10,194	10,030
	Sempra Energy	2.850%	11/15/20	5,572	5,476
	Sempra Energy	2.875%	10/1/22	9,331	8,878
	Sempra Energy	2.900%	2/1/23	5,325	5,113
	Sempra Energy	4.050%	12/1/23	300	297
	Southern Co. Gas Capital Corp.	3.500%	9/15/21	5,300	5,242
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	3,225	3,025
					1,089,078
Total Corporate Bonds (Cost $26,194,176)					25,616,037
				Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
4	Vanguard Market Liquidity Fund (Cost $8,415)	2.407%		84,148	8,415
Total Investments (99.3%) (Cost $26,211,738)					25,633,604
Other Assets and Liabilities-Net (0.7%)					191,362
Net Assets (100%)					25,824,966

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $376,855,000, representing 1.5% of net assets.

3	Securities with a value of $2,135,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Short-Term Corporate Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2019	601	67,890	4

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Corporate Bond Index Fund

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	9,152	—
Corporate Bonds	—	25,616,037	—
Temporary Cash Investments	8,415	—	—
Futures Contracts—Assets[1]	4	—	—
Total	8,419	25,625,189	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond (Cost $33,105)	3.125%	11/15/28	32,795	33,128
Corporate Bonds (98.9%)
Finance (36.4%)
	Banking (25.1%)
	American Express Co.	3.000%	10/30/24	27,369	25,821
	American Express Co.	3.625%	12/5/24	9,402	9,136
	American Express Credit Corp.	3.300%	5/3/27	18,858	17,867
	Associated Banc-Corp	4.250%	1/15/25	500	499
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	7,350	7,206
	Banco Santander SA	5.179%	11/19/25	16,510	16,248
	Banco Santander SA	4.250%	4/11/27	19,152	17,654
	Banco Santander SA	3.800%	2/23/28	9,865	8,700
	Banco Santander SA	4.379%	4/12/28	20,510	18,935
	Bank of America Corp.	4.125%	1/22/24	32,102	32,163
	Bank of America Corp.	4.000%	4/1/24	21,853	21,755
	Bank of America Corp.	4.200%	8/26/24	37,821	37,340
	Bank of America Corp.	4.000%	1/22/25	34,451	33,428
	Bank of America Corp.	3.950%	4/21/25	39,970	38,633
	Bank of America Corp.	3.875%	8/1/25	9,851	9,729
[1]	Bank of America Corp.	3.093%	10/1/25	28,108	26,464
[1]	Bank of America Corp.	3.366%	1/23/26	25,750	24,550
	Bank of America Corp.	4.450%	3/3/26	30,906	30,361
	Bank of America Corp.	3.500%	4/19/26	41,669	39,506
	Bank of America Corp.	6.220%	9/15/26	750	817
	Bank of America Corp.	4.250%	10/22/26	18,669	18,025
	Bank of America Corp.	3.248%	10/21/27	36,239	33,324
	Bank of America Corp.	4.183%	11/25/27	27,595	26,308
[1]	Bank of America Corp.	3.824%	1/20/28	32,514	31,146
[1]	Bank of America Corp.	3.705%	4/24/28	27,300	25,798
[1]	Bank of America Corp.	3.593%	7/21/28	34,112	32,153
	Bank of America Corp.	3.419%	12/20/28	96,994	89,231
[1]	Bank of America Corp.	3.970%	3/5/29	23,900	22,985
[1]	Bank of America Corp.	4.271%	7/23/29	37,800	37,023
[1]	Bank of Montreal	3.803%	12/15/32	12,100	10,989
	Bank of New York Mellon Corp.	3.650%	2/4/24	5,599	5,565
	Bank of New York Mellon Corp.	3.400%	5/15/24	6,368	6,233
	Bank of New York Mellon Corp.	3.250%	9/11/24	9,278	9,009
	Bank of New York Mellon Corp.	3.000%	2/24/25	9,334	8,879
	Bank of New York Mellon Corp.	3.950%	11/18/25	5,052	5,070
	Bank of New York Mellon Corp.	2.800%	5/4/26	8,217	7,625
	Bank of New York Mellon Corp.	2.450%	8/17/26	13,340	12,014
	Bank of New York Mellon Corp.	3.250%	5/16/27	15,378	14,665
	Bank of New York Mellon Corp.	3.400%	1/29/28	17,830	17,044
1	Bank of New York Mellon Corp.	3.442%	2/7/28	12,870	12,261
	Bank of New York Mellon Corp.	3.000%	10/30/28	1,363	1,224
	Bank of Nova Scotia	4.500%	12/16/25	18,915	18,661
	Bank One Corp.	7.625%	10/15/26	9,109	10,916
	Bank One Corp.	8.000%	4/29/27	9,240	11,351
	Barclays Bank plc	3.750%	5/15/24	1,600	1,560

	Barclays plc	3.650%	3/16/25	27,077	24,856
	Barclays plc	4.375%	1/12/26	30,208	28,628
	Barclays plc	4.337%	1/10/28	13,050	11,881
[1]	Barclays plc	4.972%	5/16/29	27,400	26,138
	BB&T Corp.	2.850%	10/26/24	10,233	9,665
	BB&T Corp.	3.700%	6/5/25	14,280	14,093
	BNP Paribas SA	4.250%	10/15/24	10,718	10,438
	BPCE SA	4.000%	4/15/24	20,786	20,712
	BPCE SA	3.375%	12/2/26	5,595	5,206
[2]	BPCE SA	3.250%	1/11/28	3,975	3,628
	Branch Banking & Trust Co.	3.625%	9/16/25	20,194	19,713
	Branch Banking & Trust Co.	3.800%	10/30/26	10,332	10,200
	Capital One Financial Corp.	3.750%	4/24/24	9,966	9,638
	Capital One Financial Corp.	3.300%	10/30/24	19,397	18,198
	Capital One Financial Corp.	3.200%	2/5/25	10,072	9,348
	Capital One Financial Corp.	4.250%	4/30/25	11,030	10,887
	Capital One Financial Corp.	4.200%	10/29/25	22,357	21,361
	Capital One Financial Corp.	3.750%	7/28/26	20,388	18,517
	Capital One Financial Corp.	3.750%	3/9/27	22,599	20,850
	Capital One Financial Corp.	3.800%	1/31/28	11,180	10,288
	Citigroup Inc.	3.750%	6/16/24	10,727	10,593
	Citigroup Inc.	4.000%	8/5/24	7,458	7,341
	Citigroup Inc.	3.875%	3/26/25	19,433	18,710
	Citigroup Inc.	3.300%	4/27/25	11,498	10,836
	Citigroup Inc.	4.400%	6/10/25	30,572	30,030
	Citigroup Inc.	5.500%	9/13/25	23,013	23,921
	Citigroup Inc.	3.700%	1/12/26	26,991	25,706
	Citigroup Inc.	4.600%	3/9/26	21,413	21,127
	Citigroup Inc.	3.400%	5/1/26	28,328	26,503
	Citigroup Inc.	3.200%	10/21/26	33,637	30,742
	Citigroup Inc.	4.300%	11/20/26	14,726	14,206
	Citigroup Inc.	4.450%	9/29/27	60,275	58,225
[1]	Citigroup Inc.	3.887%	1/10/28	38,655	36,766
	Citigroup Inc.	6.625%	1/15/28	1,075	1,221
[1]	Citigroup Inc.	3.668%	7/24/28	34,212	31,937
	Citigroup Inc.	4.125%	7/25/28	12,947	12,155
[1]	Citigroup Inc.	3.520%	10/27/28	39,748	36,780
[1]	Citigroup Inc.	4.075%	4/23/29	22,305	21,421
	Citizens Financial Group Inc.	4.300%	12/3/25	9,199	9,041
	Comerica Bank	4.000%	7/27/25	3,900	3,820
	Comerica Inc.	3.800%	7/22/26	159	152
	Compass Bank	3.875%	4/10/25	10,123	9,674
	Cooperatieve Rabobank UA	4.625%	12/1/23	21,856	21,972
	Cooperatieve Rabobank UA	3.375%	5/21/25	12,220	11,839
	Cooperatieve Rabobank UA	4.375%	8/4/25	16,333	15,953
	Cooperatieve Rabobank UA	3.750%	7/21/26	23,851	22,213
	Credit Suisse AG	3.625%	9/9/24	36,203	35,212
[2]	Credit Suisse Group AG	4.282%	1/9/28	5,300	5,052
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	24,892	23,617
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	27,685	27,214
	Deutsche Bank AG	3.700%	5/30/24	900	813
	Deutsche Bank AG	4.100%	1/13/26	5,378	4,953
	Deutsche Bank AG (New York Branch)	3.700%	5/30/24	19,519	17,637
	Discover Bank	4.250%	3/13/26	4,168	4,046
	Discover Bank	3.450%	7/27/26	19,878	18,177
	Discover Bank	4.650%	9/13/28	13,165	12,762
	Discover Financial Services	3.950%	11/6/24	5,478	5,358

	Discover Financial Services	3.750%	3/4/25	9,849	9,337
	Discover Financial Services	4.100%	2/9/27	7,743	7,206
	Fifth Third Bancorp	4.300%	1/16/24	15,073	15,159
	Fifth Third Bancorp	3.950%	3/14/28	8,338	8,148
	Fifth Third Bank	3.950%	7/28/25	6,950	7,012
	Fifth Third Bank	3.850%	3/15/26	10,852	10,563
	FirstMerit Bank NA	4.270%	11/25/26	450	440
	Goldman Sachs Group Inc.	4.000%	3/3/24	34,111	33,487
	Goldman Sachs Group Inc.	3.850%	7/8/24	29,426	28,611
	Goldman Sachs Group Inc.	3.500%	1/23/25	40,676	38,663
	Goldman Sachs Group Inc.	3.750%	5/22/25	32,246	30,763
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	35,010	32,840
	Goldman Sachs Group Inc.	4.250%	10/21/25	28,670	27,722
	Goldman Sachs Group Inc.	3.750%	2/25/26	26,501	25,192
	Goldman Sachs Group Inc.	3.500%	11/16/26	31,517	29,033
	Goldman Sachs Group Inc.	5.950%	1/15/27	13,312	14,275
	Goldman Sachs Group Inc.	3.850%	1/26/27	46,317	43,828
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	26,375	24,511
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	32,675	30,264
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	43,375	41,499
	HSBC Holdings plc	5.100%	4/5/21	—	—
	HSBC Holdings plc	4.250%	3/14/24	21,512	21,078
	HSBC Holdings plc	4.250%	8/18/25	26,549	25,474
	HSBC Holdings plc	4.300%	3/8/26	44,910	43,743
	HSBC Holdings plc	3.900%	5/25/26	37,889	35,823
[1]	HSBC Holdings plc	4.292%	9/12/26	43,000	41,951
	HSBC Holdings plc	4.375%	11/23/26	20,588	19,690
[1]	HSBC Holdings plc	4.041%	3/13/28	26,210	24,749
[1]	HSBC Holdings plc	4.583%	6/19/29	31,650	30,925
	HSBC USA Inc.	3.500%	6/23/24	10,071	9,791
	Huntington Bancshares Inc.	4.000%	5/15/25	8,629	8,563
	ING Groep NV	3.950%	3/29/27	23,174	21,871
	ING Groep NV	4.550%	10/2/28	13,000	12,741
	Intesa Sanpaolo SPA	5.250%	1/12/24	9,487	9,087
[2]	Intesa Sanpaolo SPA	3.875%	1/12/28	2,700	2,179
	JPMorgan Chase & Co.	3.875%	2/1/24	25,830	25,843
	JPMorgan Chase & Co.	3.625%	5/13/24	28,205	27,715
	JPMorgan Chase & Co.	3.875%	9/10/24	46,741	45,796
	JPMorgan Chase & Co.	3.125%	1/23/25	27,105	25,656
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	21,915	20,927
	JPMorgan Chase & Co.	3.900%	7/15/25	42,004	41,236
	JPMorgan Chase & Co.	3.300%	4/1/26	30,630	28,889
	JPMorgan Chase & Co.	3.200%	6/15/26	31,340	29,029
	JPMorgan Chase & Co.	2.950%	10/1/26	45,965	41,793
	JPMorgan Chase & Co.	4.125%	12/15/26	19,582	19,157
	JPMorgan Chase & Co.	4.250%	10/1/27	19,606	19,113
	JPMorgan Chase & Co.	3.625%	12/1/27	6,605	6,103
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	45,811	44,010
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	21,202	20,032
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	26,600	24,890
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	42,500	40,905
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	25,400	24,932
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	18,000	17,938
	KeyBank NA	3.300%	6/1/25	7,750	7,508
	KeyBank NA	3.400%	5/20/26	10,936	10,294
	KeyBank NA	6.950%	2/1/28	2,864	3,362
	KeyCorp	4.150%	10/29/25	7,000	7,038

	KeyCorp	4.100%	4/30/28	9,100	8,963
	Lloyds Bank plc	3.500%	5/14/25	900	854
	Lloyds Banking Group plc	4.500%	11/4/24	10,739	10,299
	Lloyds Banking Group plc	4.450%	5/8/25	10,950	10,690
	Lloyds Banking Group plc	4.582%	12/10/25	23,559	22,214
	Lloyds Banking Group plc	4.650%	3/24/26	11,061	10,427
	Lloyds Banking Group plc	3.750%	1/11/27	19,366	17,485
	Lloyds Banking Group plc	4.375%	3/22/28	31,480	29,569
	Lloyds Banking Group plc	4.550%	8/16/28	20,500	19,514
[1]	Lloyds Banking Group plc	3.574%	11/7/28	29,000	25,465
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	13,025	12,379
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	5,565	5,330
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	17,339	17,110
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	31,315	30,816
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,050	10,059
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	7,325	7,097
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	20,300	19,128
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	22,284	22,036
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	15,250	15,078
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,375	5,826
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,400	3,282
	Mizuho Financial Group Inc.	3.170%	9/11/27	20,560	19,025
	Mizuho Financial Group Inc.	4.018%	3/5/28	16,600	16,488
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	3,000	2,987
	Morgan Stanley	3.875%	4/29/24	36,161	35,626
	Morgan Stanley	3.700%	10/23/24	38,331	37,119
	Morgan Stanley	4.000%	7/23/25	35,016	34,356
	Morgan Stanley	5.000%	11/24/25	26,118	26,487
	Morgan Stanley	3.875%	1/27/26	31,038	29,937
	Morgan Stanley	3.125%	7/27/26	41,370	37,775
	Morgan Stanley	6.250%	8/9/26	11,200	12,438
	Morgan Stanley	4.350%	9/8/26	33,869	32,955
	Morgan Stanley	3.625%	1/20/27	46,400	43,905
	Morgan Stanley	3.950%	4/23/27	33,823	31,657
[1]	Morgan Stanley	3.591%	7/22/28	47,430	44,213
[1]	Morgan Stanley	3.772%	1/24/29	36,300	34,198
	MUFG Americas Holdings Corp.	3.000%	2/10/25	5,607	5,311
	National Australia Bank Ltd.	3.375%	1/14/26	10,335	9,910
	National Australia Bank Ltd.	2.500%	7/12/26	17,057	15,272
	Northern Trust Corp.	3.950%	10/30/25	11,151	11,218
	Northern Trust Corp.	3.650%	8/3/28	3,775	3,751
[1]	Northern Trust Corp.	3.375%	5/8/32	3,425	3,180
	People’s United Bank NA	4.000%	7/15/24	4,237	4,200
	PNC Bank NA	3.300%	10/30/24	8,260	8,097
	PNC Bank NA	2.950%	2/23/25	10,366	9,843
	PNC Bank NA	3.250%	6/1/25	13,694	13,150
	PNC Bank NA	4.200%	11/1/25	7,517	7,615
	PNC Bank NA	3.100%	10/25/27	6,500	6,075
	PNC Bank NA	3.250%	1/22/28	10,810	10,251
	PNC Bank NA	4.050%	7/26/28	11,950	11,735
	PNC Financial Services Group Inc.	3.900%	4/29/24	19,586	19,432
	PNC Financial Services Group Inc.	3.150%	5/19/27	9,370	8,810
	Royal Bank of Canada	4.650%	1/27/26	24,711	25,031
	Royal Bank of Scotland Group plc	6.000%	12/19/23	25,750	25,900
	Royal Bank of Scotland Group plc	5.125%	5/28/24	33,030	32,003
	Royal Bank of Scotland Group plc	4.800%	4/5/26	15,400	14,885
[1]	Royal Bank of Scotland Group plc	4.892%	5/18/29	29,000	27,426

[1]	Royal Bank of Scotland Group plc	5.076%	1/27/30	4,200	4,017
	Santander Holdings USA Inc.	4.500%	7/17/25	17,383	16,892
	Santander Holdings USA Inc.	4.400%	7/13/27	14,894	13,747
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	13,223	11,671
	Santander UK plc	4.000%	3/13/24	14,141	14,005
	State Street Corp.	3.300%	12/16/24	15,163	14,715
	State Street Corp.	3.550%	8/18/25	14,853	14,549
	State Street Corp.	2.650%	5/19/26	12,121	11,127
[1]	State Street Corp.	4.141%	12/3/29	1,500	1,516
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	3,180	3,176
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	11,450	11,111
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,441
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	20,394	19,972
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	30,722	27,693
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	21,045	19,465
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	15,140	14,426
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	20,285	19,174
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	11,275	10,616
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	12,850	12,248
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	10,800	10,584
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	5,000	5,032
	SunTrust Bank	4.050%	11/3/25	1,350	1,358
	SunTrust Bank	3.300%	5/15/26	10,647	9,994
	SunTrust Banks Inc.	4.000%	5/1/25	12,135	12,110
	SVB Financial Group	3.500%	1/29/25	4,690	4,516
	Synchrony Financial	4.250%	8/15/24	10,298	9,474
	Synchrony Financial	4.500%	7/23/25	18,733	17,088
	Synchrony Financial	3.700%	8/4/26	13,324	11,352
	Synchrony Financial	3.950%	12/1/27	8,785	7,428
[1]	Toronto-Dominion Bank	3.625%	9/15/31	21,629	20,173
	US Bancorp	3.700%	1/30/24	16,652	16,727
	US Bancorp	3.600%	9/11/24	10,144	9,971
	US Bancorp	3.950%	11/17/25	4,200	4,232
	US Bancorp	3.100%	4/27/26	14,216	13,308
	US Bancorp	2.375%	7/22/26	17,136	15,331
	US Bancorp	3.150%	4/27/27	16,186	15,224
	US Bancorp	3.900%	4/26/28	7,600	7,577
	US Bank NA	2.800%	1/27/25	18,513	17,468
	Wachovia Corp.	6.605%	10/1/25	475	528
	Wachovia Corp.	7.574%	8/1/26	1,984	2,333
	Wells Fargo & Co.	4.480%	1/16/24	9,720	9,870
	Wells Fargo & Co.	3.300%	9/9/24	30,351	29,094
	Wells Fargo & Co.	3.000%	2/19/25	35,336	33,113
	Wells Fargo & Co.	3.550%	9/29/25	35,307	33,979
	Wells Fargo & Co.	3.000%	4/22/26	46,234	42,633
	Wells Fargo & Co.	4.100%	6/3/26	37,323	35,992
	Wells Fargo & Co.	3.000%	10/23/26	45,585	41,543
	Wells Fargo & Co.	4.300%	7/22/27	28,620	27,736
[1]	Wells Fargo & Co.	3.584%	5/22/28	36,821	34,917
	Westpac Banking Corp.	2.850%	5/13/26	31,820	29,356
	Westpac Banking Corp.	2.700%	8/19/26	10,894	9,890
	Westpac Banking Corp.	3.350%	3/8/27	10,566	10,018
	Westpac Banking Corp.	3.400%	1/25/28	8,850	8,410
[1]	Westpac Banking Corp.	4.322%	11/23/31	17,500	16,489

	Brokerage (1.5%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	5,727	5,779

Affiliated Managers Group Inc.	3.500%	8/1/25	4,441	4,262
Ameriprise Financial Inc.	3.700%	10/15/24	8,516	8,394
Ameriprise Financial Inc.	2.875%	9/15/26	6,430	5,847
Apollo Investment Corp.	5.250%	3/3/25	500	479
BlackRock Inc.	3.500%	3/18/24	14,017	13,940
BlackRock Inc.	3.200%	3/15/27	9,406	8,965
Brookfield Asset Management Inc.	4.000%	1/15/25	4,678	4,574
Brookfield Finance Inc.	4.250%	6/2/26	5,894	5,733
Brookfield Finance Inc.	3.900%	1/25/28	10,829	10,094
Brookfield Finance LLC	4.000%	4/1/24	10,294	10,198
Cboe Global Markets Inc.	3.650%	1/12/27	9,728	9,344
Charles Schwab Corp.	3.550%	2/1/24	6,590	6,553
Charles Schwab Corp.	3.000%	3/10/25	2,995	2,858
Charles Schwab Corp.	3.850%	5/21/25	8,850	8,881
Charles Schwab Corp.	3.450%	2/13/26	3,945	3,852
Charles Schwab Corp.	3.200%	3/2/27	13,088	12,377
Charles Schwab Corp.	3.200%	1/25/28	6,334	5,935
CME Group Inc.	3.000%	3/15/25	12,100	11,583
CME Group Inc.	3.750%	6/15/28	5,725	5,659
E*TRADE Financial Corp.	3.800%	8/24/27	5,400	5,019
E*TRADE Financial Corp.	4.500%	6/20/28	5,804	5,684
Eaton Vance Corp.	3.500%	4/6/27	5,575	5,300
Franklin Resources Inc.	2.850%	3/30/25	5,602	5,255
Intercontinental Exchange Inc.	3.750%	12/1/25	18,861	18,696
Intercontinental Exchange Inc.	3.100%	9/15/27	4,365	4,108
Intercontinental Exchange Inc.	3.750%	9/21/28	2,825	2,761
Invesco Finance plc	4.000%	1/30/24	8,088	8,022
Invesco Finance plc	3.750%	1/15/26	7,640	7,287
Janus Capital Group Inc.	4.875%	8/1/25	3,785	3,839
Jefferies Group LLC	4.850%	1/15/27	6,233	5,935
Jefferies Group LLC	6.450%	6/8/27	5,049	5,372
Lazard Group LLC	3.750%	2/13/25	4,537	4,341
Lazard Group LLC	3.625%	3/1/27	9,100	8,420
Lazard Group LLC	4.500%	9/19/28	8,625	8,405
Legg Mason Inc.	3.950%	7/15/24	1,265	1,242
Legg Mason Inc.	4.750%	3/15/26	5,300	5,349
Nasdaq Inc.	4.250%	6/1/24	5,738	5,753
Nasdaq Inc.	3.850%	6/30/26	9,127	8,784
Raymond James Financial Inc.	3.625%	9/15/26	6,067	5,722
Stifel Financial Corp.	4.250%	7/18/24	7,045	7,026
TD Ameritrade Holding Corp.	3.625%	4/1/25	7,326	7,134
TD Ameritrade Holding Corp.	3.300%	4/1/27	16,524	15,511

Finance Companies (0.6%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	7,205	7,043
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	20,159	17,563
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	6,656	6,073
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	6,520	5,689
Air Lease Corp.	4.250%	9/15/24	5,878	5,790
Air Lease Corp.	3.250%	3/1/25	12,203	11,170
Air Lease Corp.	3.625%	4/1/27	9,588	8,538
Air Lease Corp.	3.625%	12/1/27	6,379	5,545
Air Lease Corp.	4.625%	10/1/28	4,100	3,958

	Aircastle Ltd.	4.125%	5/1/24	1,888	1,822
	Ares Capital Corp.	4.250%	3/1/25	8,340	7,945
	GATX Corp.	3.250%	3/30/25	2,815	2,630
	GATX Corp.	3.250%	9/15/26	4,360	3,953
	GATX Corp.	3.850%	3/30/27	4,950	4,674
	GATX Corp.	3.500%	3/15/28	5,554	5,062
	GATX Corp.	4.550%	11/7/28	2,225	2,179
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	24,827	21,439

	Insurance (4.5%)
[1]	Aegon NV	5.500%	4/11/48	10,550	9,798
	Aetna Inc.	3.500%	11/15/24	10,090	9,718
	Aflac Inc.	3.625%	11/15/24	12,751	12,569
	Aflac Inc.	3.250%	3/17/25	3,775	3,622
	Aflac Inc.	2.875%	10/15/26	4,168	3,831
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,373	5,173
	Allstate Corp.	3.280%	12/15/26	7,719	7,399
	American Financial Group Inc.	3.500%	8/15/26	5,945	5,526
	American International Group Inc.	4.125%	2/15/24	13,965	13,796
	American International Group Inc.	3.750%	7/10/25	13,121	12,373
	American International Group Inc.	3.900%	4/1/26	12,363	11,726
	American International Group Inc.	4.200%	4/1/28	12,893	12,278
[1]	American International Group Inc.	5.750%	4/1/48	10,275	9,420
	Anthem Inc.	3.500%	8/15/24	12,995	12,547
	Anthem Inc.	3.350%	12/1/24	17,470	16,740
	Anthem Inc.	3.650%	12/1/27	13,059	12,268
	Anthem Inc.	4.101%	3/1/28	17,717	17,204
	Aon Corp.	8.205%	1/1/27	5,056	5,928
	Aon plc	4.000%	11/27/23	7,255	7,263
	Aon plc	3.500%	6/14/24	10,315	9,993
	Aon plc	3.875%	12/15/25	7,785	7,597
	Arch Capital Finance LLC	4.011%	12/15/26	6,687	6,532
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,340	2,355
	Assurant Inc.	4.900%	3/27/28	7,150	7,094
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	7,096	7,249
	Athene Holding Ltd.	4.125%	1/12/28	13,880	12,605
	AXA Equitable Holdings Inc.	7.000%	4/1/28	1,300	1,470
[2]	AXA Equitable Holdings Inc.	4.350%	4/20/28	19,010	17,935
	AXIS Specialty Finance plc	4.000%	12/6/27	7,620	7,186
	Berkshire Hathaway Inc.	3.125%	3/15/26	34,020	32,432
	Brighthouse Financial Inc.	3.700%	6/22/27	22,179	18,891
	Brown & Brown Inc.	4.200%	9/15/24	8,785	8,636
	Chubb INA Holdings Inc.	3.350%	5/15/24	5,343	5,219
	Chubb INA Holdings Inc.	3.150%	3/15/25	9,313	8,944
	Chubb INA Holdings Inc.	3.350%	5/3/26	25,930	24,912
	Cigna Corp.	3.250%	4/15/25	12,335	11,636
	Cigna Corp.	7.875%	5/15/27	836	1,032
	Cigna Corp.	3.050%	10/15/27	2,850	2,547
	Cincinnati Financial Corp.	6.920%	5/15/28	4,950	5,937
	CNA Financial Corp.	3.950%	5/15/24	7,845	7,682
	CNA Financial Corp.	4.500%	3/1/26	7,780	7,707
	CNA Financial Corp.	3.450%	8/15/27	7,550	6,900
[2]	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	8,020	7,685
	First American Financial Corp.	4.600%	11/15/24	2,850	2,852
[2]	Halfmoon Parent Inc.	4.125%	11/15/25	22,675	22,412
[2]	Halfmoon Parent Inc.	4.375%	10/15/28	53,250	52,154

	Hanover Insurance Group Inc.	4.500%	4/15/26	4,850	4,812
	Humana Inc.	3.850%	10/1/24	11,623	11,383
	Humana Inc.	3.950%	3/15/27	8,605	8,323
	Kemper Corp.	4.350%	2/15/25	5,987	5,842
	Lincoln National Corp.	3.350%	3/9/25	4,335	4,132
	Lincoln National Corp.	3.625%	12/12/26	6,680	6,317
	Lincoln National Corp.	3.800%	3/1/28	7,060	6,718
	Loews Corp.	3.750%	4/1/26	6,597	6,445
	Manulife Financial Corp.	4.150%	3/4/26	13,456	13,450
[1]	Manulife Financial Corp.	4.061%	2/24/32	10,700	10,030
	Markel Corp.	3.500%	11/1/27	4,350	3,999
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	925	927
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	7,002	6,800
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,710	12,288
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,547	4,418
	Mercury General Corp.	4.400%	3/15/27	5,200	5,002
	MetLife Inc.	3.600%	4/10/24	15,224	15,138
	MetLife Inc.	3.000%	3/1/25	7,160	6,788
	MetLife Inc.	3.600%	11/13/25	7,335	7,166
	Munich Re America Corp.	7.450%	12/15/26	1,400	1,685
	Old Republic International Corp.	4.875%	10/1/24	3,725	3,816
	Old Republic International Corp.	3.875%	8/26/26	9,490	8,980
	Principal Financial Group Inc.	3.400%	5/15/25	5,058	4,857
	Principal Financial Group Inc.	3.100%	11/15/26	5,548	5,102
	Progressive Corp.	2.450%	1/15/27	6,032	5,403
	Prudential Financial Inc.	3.500%	5/15/24	15,268	15,152
	Prudential Financial Inc.	3.878%	3/27/28	3,650	3,586
[1]	Prudential Financial Inc.	5.200%	3/15/44	6,965	6,660
[1]	Prudential Financial Inc.	5.375%	5/15/45	13,448	12,765
[1]	Prudential Financial Inc.	4.500%	9/15/47	11,075	9,756
[1]	Prudential Financial Inc.	5.700%	9/15/48	9,125	8,624
	Reinsurance Group of America Inc.	3.950%	9/15/26	4,350	4,206
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,000	2,912
	RenaissanceRe Finance Inc.	3.450%	7/1/27	5,280	4,899
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,948	3,419
	Torchmark Corp.	4.550%	9/15/28	6,189	6,191
	Trinity Acquisition plc	4.400%	3/15/26	7,464	7,351
	UnitedHealth Group Inc.	2.875%	3/15/23	—	—
	UnitedHealth Group Inc.	3.750%	7/15/25	19,687	19,592
	UnitedHealth Group Inc.	3.100%	3/15/26	17,174	16,303
	UnitedHealth Group Inc.	3.450%	1/15/27	16,627	16,164
	UnitedHealth Group Inc.	3.375%	4/15/27	7,316	7,087
	UnitedHealth Group Inc.	2.950%	10/15/27	13,335	12,502
	UnitedHealth Group Inc.	3.850%	6/15/28	13,790	13,805
	Unum Group	4.000%	3/15/24	6,377	6,260
	Voya Financial Inc.	3.125%	7/15/24	6,360	5,943
	Voya Financial Inc.	3.650%	6/15/26	6,766	6,354
	Willis North America Inc.	3.600%	5/15/24	9,115	8,733
	Willis North America Inc.	4.500%	9/15/28	8,450	8,340
	XLIT Ltd.	6.375%	11/15/24	6,204	6,902
	XLIT Ltd.	4.450%	3/31/25	6,741	6,521
	XLIT Ltd.	6.250%	5/15/27	3,316	3,743

	Other Finance (0.1%)
	ORIX Corp.	3.250%	12/4/24	9,170	8,700
	ORIX Corp.	3.700%	7/18/27	6,634	6,296

Real Estate Investment Trusts (4.6%)
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	4,650	4,634
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	6,755	6,438
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	4,631	4,609
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,941	4,730
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,800	5,490
American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,499	3,475
American Campus Communities Operating Partnership LP	3.625%	11/15/27	7,263	6,665
American Homes 4 Rent LP	4.250%	2/15/28	7,140	6,771
AvalonBay Communities Inc.	4.200%	12/15/23	5,900	5,998
AvalonBay Communities Inc.	3.500%	11/15/24	4,383	4,315
AvalonBay Communities Inc.	3.450%	6/1/25	4,666	4,532
AvalonBay Communities Inc.	3.500%	11/15/25	3,710	3,606
AvalonBay Communities Inc.	2.950%	5/11/26	7,821	7,289
AvalonBay Communities Inc.	2.900%	10/15/26	4,571	4,230
AvalonBay Communities Inc.	3.350%	5/15/27	5,400	5,122
AvalonBay Communities Inc.	3.200%	1/15/28	9,186	8,605
Boston Properties LP	3.800%	2/1/24	6,836	6,762
Boston Properties LP	3.200%	1/15/25	10,000	9,431
Boston Properties LP	3.650%	2/1/26	13,704	13,179
Boston Properties LP	2.750%	10/1/26	13,793	12,320
Boston Properties LP	4.500%	12/1/28	5,000	4,986
Brandywine Operating Partnership LP	3.950%	11/15/27	6,512	6,092
Brixmor Operating Partnership LP	3.650%	6/15/24	3,400	3,245
Brixmor Operating Partnership LP	3.850%	2/1/25	9,792	9,343
Brixmor Operating Partnership LP	4.125%	6/15/26	9,905	9,471
Brixmor Operating Partnership LP	3.900%	3/15/27	7,195	6,744
Camden Property Trust	4.100%	10/15/28	900	892
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	5,773	5,611
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	5,578	5,126
Corporate Office Properties LP	5.250%	2/15/24	3,075	3,146
Corporate Office Properties LP	5.000%	7/1/25	1,000	1,008
CubeSmart LP	4.375%	12/15/23	3,467	3,508
CubeSmart LP	4.000%	11/15/25	3,525	3,417
CubeSmart LP	3.125%	9/1/26	6,295	5,701
Digital Realty Trust LP	4.750%	10/1/25	5,748	5,853
Digital Realty Trust LP	3.700%	8/15/27	7,625	7,056
Digital Realty Trust LP	4.450%	7/15/28	15,100	14,849
Duke Realty LP	3.750%	12/1/24	6,872	6,747
Duke Realty LP	3.250%	6/30/26	2,300	2,157
Duke Realty LP	3.375%	12/15/27	4,500	4,205
Duke Realty LP	4.000%	9/15/28	3,075	3,005
EPR Properties	4.500%	4/1/25	4,293	4,145
EPR Properties	4.750%	12/15/26	6,030	5,847
EPR Properties	4.500%	6/1/27	6,482	6,137
EPR Properties	4.950%	4/15/28	5,325	5,175
ERP Operating LP	3.375%	6/1/25	2,950	2,863
ERP Operating LP	2.850%	11/1/26	8,190	7,538
ERP Operating LP	3.250%	8/1/27	4,527	4,263
ERP Operating LP	3.500%	3/1/28	8,510	8,135
Essex Portfolio LP	3.875%	5/1/24	7,206	7,137
Essex Portfolio LP	3.500%	4/1/25	6,144	5,915
Essex Portfolio LP	3.375%	4/15/26	6,756	6,346

Essex Portfolio LP	3.625%	5/1/27	4,450	4,247
Federal Realty Investment Trust	3.250%	7/15/27	9,964	9,233
HCP Inc.	4.200%	3/1/24	3,657	3,631
HCP Inc.	3.875%	8/15/24	8,779	8,499
HCP Inc.	3.400%	2/1/25	11,143	10,463
HCP Inc.	4.000%	6/1/25	10,979	10,651
Healthcare Realty Trust Inc.	3.625%	1/15/28	3,935	3,633
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,775	3,499
Healthcare Trust of America Holdings LP	3.750%	7/1/27	9,482	8,895
Highwoods Realty LP	3.875%	3/1/27	4,600	4,371
Highwoods Realty LP	4.125%	3/15/28	4,300	4,142
Hospitality Properties Trust	4.650%	3/15/24	3,540	3,510
Hospitality Properties Trust	4.500%	3/15/25	3,580	3,474
Hospitality Properties Trust	5.250%	2/15/26	7,242	7,265
Hospitality Properties Trust	4.950%	2/15/27	6,350	6,180
Hospitality Properties Trust	3.950%	1/15/28	5,075	4,521
Hospitality Properties Trust	4.375%	2/15/30	2,400	2,181
Host Hotels & Resorts LP	3.875%	4/1/24	8,758	8,508
Host Hotels & Resorts LP	4.000%	6/15/25	8,080	7,780
Host Hotels & Resorts LP	4.500%	2/1/26	550	543
Hudson Pacific Properties LP	3.950%	11/1/27	3,003	2,757
Kilroy Realty LP	3.450%	12/15/24	6,170	5,896
Kilroy Realty LP	4.375%	10/1/25	5,597	5,515
Kilroy Realty LP	4.750%	12/15/28	1,750	1,748
Kimco Realty Corp.	2.700%	3/1/24	3,540	3,288
Kimco Realty Corp.	3.300%	2/1/25	6,265	5,869
Kimco Realty Corp.	2.800%	10/1/26	9,818	8,670
Kimco Realty Corp.	3.800%	4/1/27	6,827	6,445
Kite Realty Group LP	4.000%	10/1/26	3,040	2,745
Liberty Property LP	4.400%	2/15/24	3,874	3,914
Liberty Property LP	3.750%	4/1/25	5,370	5,171
Liberty Property LP	3.250%	10/1/26	5,224	4,828
Life Storage LP	3.875%	12/15/27	6,371	5,945
Life Storage LP	3.500%	7/1/26	7,956	7,336
Mid-America Apartments LP	3.750%	6/15/24	3,440	3,360
Mid-America Apartments LP	4.000%	11/15/25	6,690	6,560
Mid-America Apartments LP	3.600%	6/1/27	10,225	9,667
National Retail Properties Inc.	3.900%	6/15/24	4,991	4,924
National Retail Properties Inc.	4.000%	11/15/25	3,976	3,894
National Retail Properties Inc.	3.600%	12/15/26	7,249	6,843
National Retail Properties Inc.	3.500%	10/15/27	5,800	5,405
National Retail Properties Inc.	4.300%	10/15/28	3,850	3,781
Omega Healthcare Investors Inc.	4.950%	4/1/24	6,280	6,327
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,311	6,130
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,393	8,435
Omega Healthcare Investors Inc.	4.500%	4/1/27	11,010	10,515
Omega Healthcare Investors Inc.	4.750%	1/15/28	6,244	6,080
Physicians Realty LP	4.300%	3/15/27	5,400	5,176
Physicians Realty LP	3.950%	1/15/28	4,700	4,356
Piedmont Operating Partnership LP	4.450%	3/15/24	4,525	4,522
Prologis LP	3.750%	11/1/25	8,640	8,559
Prologis LP	3.875%	9/15/28	4,000	3,977
Public Storage	3.094%	9/15/27	6,620	6,135
Realty Income Corp.	3.875%	7/15/24	2,929	2,909
Realty Income Corp.	3.875%	4/15/25	7,405	7,298
Realty Income Corp.	4.125%	10/15/26	7,508	7,442
Realty Income Corp.	3.000%	1/15/27	5,115	4,694

Realty Income Corp.	3.650%	1/15/28	11,295	10,765
Regency Centers LP	3.600%	2/1/27	7,058	6,634
Regency Centers LP	4.125%	3/15/28	5,000	4,860
Sabra Health Care LP	5.125%	8/15/26	6,630	6,270
Select Income REIT	4.250%	5/15/24	6,003	5,653
Select Income REIT	4.500%	2/1/25	4,812	4,574
Senior Housing Properties Trust	4.750%	2/15/28	5,205	4,913
Simon Property Group LP	3.750%	2/1/24	5,336	5,317
Simon Property Group LP	3.375%	10/1/24	7,223	7,018
Simon Property Group LP	3.500%	9/1/25	7,833	7,565
Simon Property Group LP	3.300%	1/15/26	8,815	8,380
Simon Property Group LP	3.250%	11/30/26	6,625	6,233
Simon Property Group LP	3.375%	6/15/27	12,600	11,899
Simon Property Group LP	3.375%	12/1/27	13,977	13,195
SITE Centers Corp.	3.900%	8/15/24	2,830	2,735
SITE Centers Corp.	3.625%	2/1/25	6,952	6,554
SITE Centers Corp.	4.250%	2/1/26	4,291	4,140
SITE Centers Corp.	4.700%	6/1/27	6,498	6,419
STORE Capital Corp.	4.500%	3/15/28	4,600	4,448
Tanger Properties LP	3.750%	12/1/24	1,100	1,055
Tanger Properties LP	3.125%	9/1/26	3,905	3,492
Tanger Properties LP	3.875%	7/15/27	4,150	3,863
UDR Inc.	3.750%	7/1/24	5,036	4,950
UDR Inc.	4.000%	10/1/25	3,690	3,641
UDR Inc.	2.950%	9/1/26	4,431	4,006
UDR Inc.	3.500%	7/1/27	3,994	3,711
UDR Inc.	3.500%	1/15/28	3,800	3,565
Ventas Realty LP	3.750%	5/1/24	4,465	4,399
Ventas Realty LP	3.500%	2/1/25	7,487	7,120
Ventas Realty LP	4.125%	1/15/26	3,476	3,413
Ventas Realty LP	3.250%	10/15/26	8,707	8,049
Ventas Realty LP	3.850%	4/1/27	6,489	6,179
Ventas Realty LP	4.000%	3/1/28	9,950	9,471
VEREIT Operating Partnership LP	4.600%	2/6/24	9,321	9,306
VEREIT Operating Partnership LP	4.625%	11/1/25	8,200	8,089
VEREIT Operating Partnership LP	4.875%	6/1/26	5,590	5,545
VEREIT Operating Partnership LP	3.950%	8/15/27	8,666	7,975
Vornado Realty LP	3.500%	1/15/25	6,144	5,832
Washington Prime Group LP	5.950%	8/15/24	10,225	9,449
Welltower Inc.	4.500%	1/15/24	3,794	3,833
Welltower Inc.	4.000%	6/1/25	9,411	9,156
Welltower Inc.	4.250%	4/1/26	11,297	11,076
Welltower Inc.	4.250%	4/15/28	10,375	10,088
WP Carey Inc.	4.600%	4/1/24	7,958	7,971
WP Carey Inc.	4.000%	2/1/25	3,669	3,570
WP Carey Inc.	4.250%	10/1/26	2,685	2,585
				7,231,388
Industrial (57.2%)
Basic Industry (2.7%)
Air Products & Chemicals Inc.	3.350%	7/31/24	5,695	5,612
Airgas Inc.	3.650%	7/15/24	5,944	5,886
Albemarle Corp.	4.150%	12/1/24	7,168	7,118
ArcelorMittal	6.125%	6/1/25	6,095	6,407
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	1,190	1,216
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	470	540
Braskem Finance Ltd.	6.450%	2/3/24	11,413	11,984
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	6,250	6,105

	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	14,600	13,296
	Dow Chemical Co.	3.500%	10/1/24	14,030	13,488
[2]	Dow Chemical Co.	4.550%	11/30/25	3,500	3,509
[2]	Dow Chemical Co.	4.800%	11/30/28	7,100	7,113
	DowDuPont Inc.	4.493%	11/15/25	21,600	21,762
	DowDuPont Inc.	4.725%	11/15/28	29,000	29,405
	Eastman Chemical Co.	3.800%	3/15/25	11,239	10,850
	Ecolab Inc.	2.700%	11/1/26	6,815	6,256
	Ecolab Inc.	3.250%	12/1/27	8,925	8,426
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	8,588	8,749
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	6,300	5,900
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	11,488	11,488
	FMC Corp.	4.100%	2/1/24	4,233	4,213
	Georgia-Pacific LLC	8.000%	1/15/24	3,434	4,075
	Georgia-Pacific LLC	7.375%	12/1/25	2,427	2,898
	International Flavors & Fragrances Inc.	4.450%	9/26/28	3,742	3,708
	International Paper Co.	3.650%	6/15/24	9,619	9,512
	International Paper Co.	3.800%	1/15/26	12,875	12,494
	International Paper Co.	3.000%	2/15/27	7,988	7,191
	Kinross Gold Corp.	5.950%	3/15/24	7,050	7,076
	Kinross Gold Corp.	4.500%	7/15/27	8,340	7,162
	LYB International Finance II BV	3.500%	3/2/27	14,300	13,013
	LyondellBasell Industries NV	5.750%	4/15/24	15,170	16,213
	Methanex Corp.	4.250%	12/1/24	4,040	3,866
	Mosaic Co.	4.250%	11/15/23	2,000	2,006
	Mosaic Co.	4.050%	11/15/27	8,329	7,881
	Nucor Corp.	3.950%	5/1/28	8,643	8,538
	Nutrien Ltd.	3.625%	3/15/24	6,034	5,845
	Nutrien Ltd.	3.375%	3/15/25	8,388	7,865
	Nutrien Ltd.	3.000%	4/1/25	5,950	5,475
	Nutrien Ltd.	4.000%	12/15/26	6,975	6,709
	Packaging Corp. of America	3.650%	9/15/24	6,130	5,978
	Packaging Corp. of America	3.400%	12/15/27	9,545	8,749
	Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	100	98
	PPG Industries Inc.	3.750%	3/15/28	6,559	6,200
	Praxair Inc.	2.650%	2/5/25	5,269	4,923
	Praxair Inc.	3.200%	1/30/26	11,235	10,832
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	16,385	16,202
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	5,050	6,206
	RPM International Inc.	3.750%	3/15/27	7,192	6,692
	SASOL Financing USA LLC	5.875%	3/27/24	20,075	20,000
	SASOL Financing USA LLC	6.500%	9/27/28	10,300	10,236
	Sherwin-Williams Co.	3.125%	6/1/24	12,104	11,429
	Sherwin-Williams Co.	3.450%	8/1/25	5,100	4,821
	Sherwin-Williams Co.	3.950%	1/15/26	4,800	4,659
	Sherwin-Williams Co.	3.450%	6/1/27	16,320	14,909
	Southern Copper Corp.	3.875%	4/23/25	8,146	7,639
	Vale Overseas Ltd.	6.250%	8/10/26	23,315	24,889
	Westlake Chemical Corp.	3.600%	8/15/26	10,069	9,216
[2]	WestRock Co.	3.000%	9/15/24	7,785	7,180
[2]	WestRock Co.	3.750%	3/15/25	8,700	8,343
[2]	WestRock Co.	4.650%	3/15/26	8,300	8,368
[2]	WestRock Co.	3.375%	9/15/27	7,046	6,368
[2]	WestRock Co.	4.000%	3/15/28	8,350	7,879
	Weyerhaeuser Co.	8.500%	1/15/25	1,375	1,649
	Weyerhaeuser Co.	6.950%	10/1/27	375	433
	Yamana Gold Inc.	4.950%	7/15/24	3,185	3,089

Yamana Gold Inc.	4.625%	12/15/27	4,008	3,684

Capital Goods (4.9%)
3M Co.	3.250%	2/14/24	340	335
3M Co.	3.000%	8/7/25	6,024	5,792
3M Co.	2.250%	9/19/26	9,292	8,372
3M Co.	2.875%	10/15/27	13,683	12,851
3M Co.	3.625%	9/14/28	5,000	4,987
ABB Finance USA Inc.	3.800%	4/3/28	6,060	5,988
Allegion US Holding Co. Inc.	3.200%	10/1/24	5,111	4,725
Allegion US Holding Co. Inc.	3.550%	10/1/27	6,000	5,395
Bemis Co. Inc.	3.100%	9/15/26	3,900	3,500
Boeing Co.	2.850%	10/30/24	8,108	7,793
Boeing Co.	2.500%	3/1/25	220	205
Boeing Co.	2.600%	10/30/25	1,150	1,076
Boeing Co.	2.250%	6/15/26	8,531	7,716
Boeing Co.	2.800%	3/1/27	4,727	4,409
Boeing Co.	3.250%	3/1/28	6,195	5,933
Boeing Co.	3.450%	11/1/28	500	487
Carlisle Cos. Inc.	3.500%	12/1/24	7,527	7,199
Carlisle Cos. Inc.	3.750%	12/1/27	6,300	5,911
Caterpillar Financial Services Corp.	3.300%	6/9/24	7,510	7,419
Caterpillar Financial Services Corp.	3.250%	12/1/24	11,224	11,035
Caterpillar Financial Services Corp.	2.400%	8/9/26	3,850	3,473
Caterpillar Inc.	3.400%	5/15/24	13,136	13,049
CNH Industrial Capital LLC	4.200%	1/15/24	7,950	7,850
CNH Industrial NV	3.850%	11/15/27	13,300	12,203
Crane Co.	4.450%	12/15/23	4,050	4,176
Dover Corp.	3.150%	11/15/25	6,500	6,146
Eagle Materials Inc.	4.500%	8/1/26	4,007	3,962
Eaton Corp.	3.103%	9/15/27	10,225	9,486
Embraer Netherlands Finance BV	5.050%	6/15/25	13,316	13,474
Embraer Netherlands Finance BV	5.400%	2/1/27	9,135	9,385
Emerson Electric Co.	3.150%	6/1/25	5,553	5,348
Fortive Corp.	3.150%	6/15/26	8,987	8,330
Fortune Brands Home & Security Inc.	4.000%	6/15/25	6,650	6,546
General Dynamics Corp.	2.375%	11/15/24	5,922	5,538
General Dynamics Corp.	3.500%	5/15/25	9,550	9,416
General Dynamics Corp.	2.125%	8/15/26	12,578	11,233
General Dynamics Corp.	2.625%	11/15/27	11,000	10,015
General Dynamics Corp.	3.750%	5/15/28	6,330	6,282
General Electric Co.	3.375%	3/11/24	11,400	10,143
General Electric Co.	3.450%	5/15/24	14,235	12,756
Harris Corp.	3.832%	4/27/25	7,501	7,308
Harris Corp.	4.400%	6/15/28	7,590	7,493
Hexcel Corp.	4.700%	8/15/25	500	506
Hexcel Corp.	3.950%	2/15/27	7,355	7,111
Honeywell International Inc.	3.350%	12/1/23	4,775	4,763
Honeywell International Inc.	2.500%	11/1/26	18,110	16,601
Hubbell Inc.	3.350%	3/1/26	3,979	3,716
Hubbell Inc.	3.150%	8/15/27	5,578	5,050
Hubbell Inc.	3.500%	2/15/28	6,400	5,906
Huntington Ingalls Industries Inc.	3.483%	12/1/27	12,300	11,316
Illinois Tool Works Inc.	3.500%	3/1/24	12,634	12,667
Illinois Tool Works Inc.	2.650%	11/15/26	10,445	9,556
Ingersoll-Rand Global Holding Co. Ltd.	3.750%	8/21/28	3,140	2,998
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	8,312	8,073

John Deere Capital Corp.	3.350%	6/12/24	7,145	7,033
John Deere Capital Corp.	2.650%	6/24/24	14,651	13,838
John Deere Capital Corp.	3.450%	3/13/25	3,125	3,077
John Deere Capital Corp.	3.400%	9/11/25	2,175	2,130
John Deere Capital Corp.	2.650%	6/10/26	6,272	5,806
John Deere Capital Corp.	2.800%	9/8/27	11,682	10,772
John Deere Capital Corp.	3.050%	1/6/28	7,925	7,427
Johnson Controls International plc	3.625%	7/2/24	5,049	4,937
Johnson Controls International plc	3.900%	2/14/26	11,439	11,087
Kennametal Inc.	4.625%	6/15/28	4,200	4,070
L3 Technologies Inc.	3.950%	5/28/24	5,278	5,201
L3 Technologies Inc.	3.850%	12/15/26	11,382	10,943
L3 Technologies Inc.	4.400%	6/15/28	7,860	7,778
Leggett & Platt Inc.	3.800%	11/15/24	2,700	2,640
Leggett & Platt Inc.	3.500%	11/15/27	8,272	7,636
Legrand France SA	8.500%	2/15/25	3,535	4,318
Lockheed Martin Corp.	2.900%	3/1/25	13,699	12,985
Lockheed Martin Corp.	3.550%	1/15/26	21,051	20,614
Martin Marietta Materials Inc.	4.250%	7/2/24	2,250	2,253
Martin Marietta Materials Inc.	3.450%	6/1/27	3,875	3,543
Martin Marietta Materials Inc.	3.500%	12/15/27	10,975	9,995
Masco Corp.	4.450%	4/1/25	4,697	4,676
Masco Corp.	4.375%	4/1/26	9,916	9,774
Masco Corp.	3.500%	11/15/27	3,000	2,722
Northrop Grumman Corp.	2.930%	1/15/25	11,314	10,665
Northrop Grumman Corp.	3.200%	2/1/27	14,707	13,761
Northrop Grumman Corp.	3.250%	1/15/28	27,145	25,235
Nvent Finance Sarl	4.550%	4/15/28	5,890	5,699
Oshkosh Corp.	4.600%	5/15/28	3,450	3,381
Owens Corning	4.200%	12/1/24	3,600	3,543
Owens Corning	3.400%	8/15/26	8,470	7,625
Parker-Hannifin Corp.	3.300%	11/21/24	5,714	5,594
Parker-Hannifin Corp.	3.250%	3/1/27	11,869	11,180
Precision Castparts Corp.	3.250%	6/15/25	12,118	11,679
Raytheon Co.	3.150%	12/15/24	2,375	2,319
Raytheon Co.	7.200%	8/15/27	4,705	5,830
Republic Services Inc.	3.200%	3/15/25	9,974	9,569
Republic Services Inc.	2.900%	7/1/26	6,833	6,272
Republic Services Inc.	3.375%	11/15/27	14,845	14,018
Republic Services Inc.	3.950%	5/15/28	250	245
Rockwell Automation Inc.	2.875%	3/1/25	1,504	1,432
Rockwell Collins Inc.	3.700%	12/15/23	4,465	4,430
Rockwell Collins Inc.	3.200%	3/15/24	17,897	17,118
Rockwell Collins Inc.	3.500%	3/15/27	12,083	11,362
Roper Technologies Inc.	3.850%	12/15/25	6,500	6,299
Roper Technologies Inc.	3.800%	12/15/26	9,162	8,778
Roper Technologies Inc.	4.200%	9/15/28	2,250	2,192
Snap-on Inc.	3.250%	3/1/27	4,010	3,821
Spirit AeroSystems Inc.	3.850%	6/15/26	5,396	5,048
Spirit AeroSystems Inc.	4.600%	6/15/28	9,200	8,781
Stanley Black & Decker Inc.	4.250%	11/15/28	4,500	4,519
Textron Inc.	4.300%	3/1/24	2,740	2,751
Textron Inc.	3.875%	3/1/25	3,300	3,210
Textron Inc.	4.000%	3/15/26	5,650	5,491
Textron Inc.	3.650%	3/15/27	12,005	11,293
Textron Inc.	3.375%	3/1/28	4,258	3,876
Timken Co.	3.875%	9/1/24	2,685	2,615

	United Technologies Corp.	2.800%	5/4/24	10,003	9,431
	United Technologies Corp.	3.950%	8/16/25	28,000	27,664
	United Technologies Corp.	2.650%	11/1/26	12,475	11,141
	United Technologies Corp.	3.125%	5/4/27	5,520	5,075
	United Technologies Corp.	6.700%	8/1/28	1,775	2,082
	United Technologies Corp.	4.125%	11/16/28	41,450	40,585
	Vulcan Materials Co.	4.500%	4/1/25	5,032	5,003
	Vulcan Materials Co.	3.900%	4/1/27	7,233	6,787
	Wabtec Corp.	4.150%	3/15/24	8,350	8,041
	Wabtec Corp.	3.450%	11/15/26	10,212	9,180
	Wabtec Corp.	4.700%	9/15/28	17,600	16,600
	Waste Management Inc.	3.500%	5/15/24	8,114	8,001
	Waste Management Inc.	3.125%	3/1/25	9,362	9,015
	Waste Management Inc.	7.100%	8/1/26	2,750	3,278
	Waste Management Inc.	3.150%	11/15/27	7,340	6,903
	Waste Management Inc.	7.000%	7/15/28	450	549
	Xylem Inc.	3.250%	11/1/26	10,976	10,283

	Communication (7.4%)
	21st Century Fox America Inc.	4.000%	10/1/23	2,900	2,944
	21st Century Fox America Inc.	3.700%	9/15/24	7,377	7,360
	21st Century Fox America Inc.	3.700%	10/15/25	5,207	5,158
	21st Century Fox America Inc.	3.375%	11/15/26	8,253	8,000
	Activision Blizzard Inc.	3.400%	9/15/26	12,754	11,852
	Activision Blizzard Inc.	3.400%	6/15/27	6,499	5,981
	American Tower Corp.	5.000%	2/15/24	14,866	15,370
	American Tower Corp.	4.000%	6/1/25	6,556	6,353
	American Tower Corp.	4.400%	2/15/26	6,858	6,819
	American Tower Corp.	3.375%	10/15/26	15,222	13,987
	American Tower Corp.	3.125%	1/15/27	5,234	4,721
	American Tower Corp.	3.550%	7/15/27	9,661	8,884
	American Tower Corp.	3.600%	1/15/28	9,830	9,016
	AT&T Inc.	3.800%	3/1/24	13,787	13,482
	AT&T Inc.	3.900%	3/11/24	12,363	12,135
	AT&T Inc.	4.450%	4/1/24	18,502	18,610
	AT&T Inc.	3.950%	1/15/25	16,260	15,688
	AT&T Inc.	3.400%	5/15/25	62,757	58,475
	AT&T Inc.	4.125%	2/17/26	37,511	36,168
	AT&T Inc.	4.250%	3/1/27	22,210	21,464
	AT&T Inc.	4.100%	2/15/28	29,475	27,836
	British Telecommunications plc	4.500%	12/4/23	7,200	7,202
	CBS Corp.	3.700%	8/15/24	9,052	8,729
	CBS Corp.	3.500%	1/15/25	6,925	6,552
	CBS Corp.	4.000%	1/15/26	12,964	12,415
	CBS Corp.	2.900%	1/15/27	7,105	6,221
	CBS Corp.	3.375%	2/15/28	6,920	6,205
[2]	CBS Corp.	3.700%	6/1/28	6,775	6,209
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	13,975	13,882
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	60,964	60,389
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	19,932	17,943
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	9,511	8,861
	Comcast Corp.	3.000%	2/1/24	32,205	31,059
	Comcast Corp.	3.600%	3/1/24	8,571	8,508

	Comcast Corp.	3.700%	4/15/24	26,725	26,547
	Comcast Corp.	3.375%	2/15/25	12,978	12,560
	Comcast Corp.	3.375%	8/15/25	20,826	19,941
	Comcast Corp.	3.950%	10/15/25	30,500	30,304
	Comcast Corp.	3.150%	3/1/26	30,580	28,763
	Comcast Corp.	2.350%	1/15/27	35,970	31,488
	Comcast Corp.	3.300%	2/1/27	20,531	19,176
	Comcast Corp.	3.150%	2/15/28	26,069	23,924
	Comcast Corp.	3.550%	5/1/28	10,600	9,969
	Comcast Corp.	4.150%	10/15/28	49,075	48,618
	Crown Castle International Corp.	3.200%	9/1/24	10,824	10,163
	Crown Castle International Corp.	4.450%	2/15/26	9,228	9,118
	Crown Castle International Corp.	3.700%	6/15/26	10,743	10,064
	Crown Castle International Corp.	4.000%	3/1/27	8,009	7,663
	Crown Castle International Corp.	3.650%	9/1/27	14,375	13,219
	Crown Castle International Corp.	3.800%	2/15/28	10,050	9,355
	Discovery Communications LLC	3.800%	3/13/24	4,875	4,731
[2]	Discovery Communications LLC	3.900%	11/15/24	7,732	7,506
	Discovery Communications LLC	3.450%	3/15/25	3,951	3,665
[2]	Discovery Communications LLC	3.950%	6/15/25	8,200	7,873
	Discovery Communications LLC	4.900%	3/11/26	12,020	12,132
	Discovery Communications LLC	3.950%	3/20/28	21,579	20,068
	Electronic Arts Inc.	4.800%	3/1/26	5,596	5,735
	Grupo Televisa SAB	6.625%	3/18/25	9,200	9,897
	Grupo Televisa SAB	4.625%	1/30/26	4,115	3,964
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	9,527	9,457
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,175	5,096
	Moody’s Corp.	4.875%	2/15/24	9,340	9,669
	Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	10,124	9,735
	Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	19,190	17,870
	Rogers Communications Inc.	3.625%	12/15/25	4,745	4,565
	Rogers Communications Inc.	2.900%	11/15/26	7,170	6,529
	S&P Global Inc.	4.000%	6/15/25	11,091	11,093
	S&P Global Inc.	4.400%	2/15/26	10,977	11,203
	S&P Global Inc.	2.950%	1/22/27	7,050	6,519
	TCI Communications Inc.	7.875%	2/15/26	1,457	1,766
	TCI Communications Inc.	7.125%	2/15/28	1,796	2,144
	Telefonica Emisiones SAU	4.103%	3/8/27	16,330	15,458
	TELUS Corp.	2.800%	2/16/27	13,185	11,910
	Thomson Reuters Corp.	3.350%	5/15/26	11,060	10,127
	Verizon Communications Inc.	4.150%	3/15/24	11,587	11,693
	Verizon Communications Inc.	3.500%	11/1/24	37,660	36,688
	Verizon Communications Inc.	3.376%	2/15/25	56,167	54,150
	Verizon Communications Inc.	2.625%	8/15/26	21,563	19,288
	Verizon Communications Inc.	4.125%	3/16/27	43,320	42,836
	Verizon Communications Inc.	4.329%	9/21/28	57,845	57,482
	Viacom Inc.	3.875%	4/1/24	8,239	8,161
	Viacom Inc.	3.450%	10/4/26	6,660	6,305
	Vodafone Group plc	3.750%	1/16/24	27,800	27,060
	Vodafone Group plc	4.125%	5/30/25	20,770	20,204
	Vodafone Group plc	4.375%	5/30/28	35,682	34,075
	Walt Disney Co.	3.150%	9/17/25	13,868	13,320
	Walt Disney Co.	3.000%	2/13/26	9,669	9,223
	Walt Disney Co.	1.850%	7/30/26	24,181	21,168
	Walt Disney Co.	2.950%	6/15/27	700	661
	Warner Media LLC	4.050%	12/15/23	5,378	5,353
	Warner Media LLC	3.550%	6/1/24	10,145	9,734

Warner Media LLC	3.600%	7/15/25	19,511	18,370
Warner Media LLC	3.875%	1/15/26	8,740	8,264
Warner Media LLC	2.950%	7/15/26	7,878	6,955
Warner Media LLC	3.800%	2/15/27	22,410	20,997
WPP Finance 2010	3.750%	9/19/24	12,161	11,267

Consumer Cyclical (7.3%)
Advance Auto Parts Inc.	4.500%	12/1/23	5,059	5,137
Alibaba Group Holding Ltd.	3.600%	11/28/24	30,920	30,004
Alibaba Group Holding Ltd.	3.400%	12/6/27	28,370	26,029
Amazon.com Inc.	2.800%	8/22/24	18,095	17,222
Amazon.com Inc.	3.800%	12/5/24	13,874	13,982
Amazon.com Inc.	5.200%	12/3/25	20,475	22,255
Amazon.com Inc.	3.150%	8/22/27	39,684	37,484
American Honda Finance Corp.	2.900%	2/16/24	11,990	11,483
American Honda Finance Corp.	2.300%	9/9/26	3,138	2,812
American Honda Finance Corp.	3.500%	2/15/28	6,915	6,646
Aptiv plc	4.250%	1/15/26	7,600	7,419
Automatic Data Processing Inc.	3.375%	9/15/25	10,877	10,720
AutoNation Inc.	3.500%	11/15/24	6,457	5,999
AutoNation Inc.	4.500%	10/1/25	6,680	6,456
AutoNation Inc.	3.800%	11/15/27	7,205	6,443
AutoZone Inc.	3.250%	4/15/25	5,476	5,148
AutoZone Inc.	3.125%	4/21/26	8,340	7,623
AutoZone Inc.	3.750%	6/1/27	9,313	8,814
Best Buy Co. Inc.	4.450%	10/1/28	7,075	6,688
Block Financial LLC	5.250%	10/1/25	5,050	5,048
Booking Holdings Inc.	3.650%	3/15/25	8,440	8,178
Booking Holdings Inc.	3.600%	6/1/26	17,783	16,899
Booking Holdings Inc.	3.550%	3/15/28	3,812	3,532
BorgWarner Inc.	3.375%	3/15/25	5,025	4,845
Costco Wholesale Corp.	2.750%	5/18/24	16,129	15,592
Costco Wholesale Corp.	3.000%	5/18/27	8,250	7,773
Darden Restaurants Inc.	3.850%	5/1/27	6,631	6,379
Delphi Corp.	4.150%	3/15/24	10,774	10,641
Dollar General Corp.	4.150%	11/1/25	8,202	8,073
Dollar General Corp.	3.875%	4/15/27	9,432	9,014
Dollar General Corp.	4.125%	5/1/28	5,400	5,183
Dollar Tree Inc.	4.000%	5/15/25	13,775	13,029
Dollar Tree Inc.	4.200%	5/15/28	10,600	9,887
eBay Inc.	3.450%	8/1/24	9,440	8,952
eBay Inc.	3.600%	6/5/27	12,744	11,723
Expedia Group Inc.	4.500%	8/15/24	6,872	6,782
Expedia Group Inc.	5.000%	2/15/26	10,341	10,386
Expedia Group Inc.	3.800%	2/15/28	14,175	12,926
Ford Motor Co.	4.346%	12/8/26	19,888	17,797
Ford Motor Co.	6.625%	10/1/28	2,658	2,704
Ford Motor Credit Co. LLC	3.810%	1/9/24	11,244	10,267
Ford Motor Credit Co. LLC	3.664%	9/8/24	11,902	10,658
Ford Motor Credit Co. LLC	4.687%	6/9/25	9,000	8,404
Ford Motor Credit Co. LLC	4.134%	8/4/25	19,572	17,589
Ford Motor Credit Co. LLC	4.389%	1/8/26	16,719	15,100
Ford Motor Credit Co. LLC	3.815%	11/2/27	11,987	10,140
General Motors Co.	4.000%	4/1/25	4,846	4,548
General Motors Co.	4.200%	10/1/27	11,507	10,449
General Motors Co.	5.000%	10/1/28	6,250	5,888
General Motors Financial Co. Inc.	3.950%	4/13/24	17,595	16,661

General Motors Financial Co. Inc.	3.500%	11/7/24	11,727	10,753
General Motors Financial Co. Inc.	4.000%	1/15/25	18,500	17,313
General Motors Financial Co. Inc.	4.350%	4/9/25	7,971	7,597
General Motors Financial Co. Inc.	4.300%	7/13/25	13,681	12,868
General Motors Financial Co. Inc.	5.250%	3/1/26	14,486	14,237
General Motors Financial Co. Inc.	4.000%	10/6/26	14,805	13,406
General Motors Financial Co. Inc.	4.350%	1/17/27	19,383	17,927
General Motors Financial Co. Inc.	3.850%	1/5/28	2,755	2,412
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	10,820	10,752
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	14,049	13,979
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	7,135	7,117
Harley-Davidson Inc.	3.500%	7/28/25	6,550	6,250
Harman International Industries Inc.	4.150%	5/15/25	4,595	4,555
Home Depot Inc.	3.750%	2/15/24	16,421	16,595
Home Depot Inc.	3.350%	9/15/25	15,173	14,762
Home Depot Inc.	3.000%	4/1/26	11,968	11,378
Home Depot Inc.	2.125%	9/15/26	16,359	14,522
Home Depot Inc.	2.800%	9/14/27	13,535	12,495
Hyatt Hotels Corp.	4.850%	3/15/26	5,412	5,463
Hyatt Hotels Corp.	4.375%	9/15/28	5,150	4,939
IHS Markit Ltd.	4.750%	8/1/28	10,175	9,921
JD.com Inc.	3.875%	4/29/26	6,425	5,673
Kohl’s Corp.	4.750%	12/15/23	836	856
Kohl’s Corp.	4.250%	7/17/25	8,724	8,524
Lear Corp.	5.375%	3/15/24	5,349	5,457
Lear Corp.	5.250%	1/15/25	7,257	7,457
Lear Corp.	3.800%	9/15/27	10,461	9,414
Lowe’s Cos. Inc.	3.125%	9/15/24	4,379	4,243
Lowe’s Cos. Inc.	3.375%	9/15/25	11,141	10,811
Lowe’s Cos. Inc.	2.500%	4/15/26	20,610	18,733
Lowe’s Cos. Inc.	3.100%	5/3/27	23,976	22,568
Macy’s Retail Holdings Inc.	3.625%	6/1/24	3,343	3,152
Macy’s Retail Holdings Inc.	6.650%	7/15/24	991	1,080
Magna International Inc.	3.625%	6/15/24	10,433	10,283
Magna International Inc.	4.150%	10/1/25	8,662	8,699
Marriott International Inc.	3.750%	3/15/25	7,265	6,967
Marriott International Inc.	3.750%	10/1/25	2,510	2,395
Marriott International Inc.	3.125%	6/15/26	11,423	10,343
Marriott International Inc.	4.000%	4/15/28	5,975	5,611
Mastercard Inc.	3.375%	4/1/24	14,068	13,918
Mastercard Inc.	2.950%	11/21/26	7,563	7,152
Mastercard Inc.	3.500%	2/26/28	8,000	7,815
McDonald’s Corp.	2.625%	1/15/22	—	—
McDonald’s Corp.	3.250%	6/10/24	2,486	2,418
McDonald’s Corp.	3.375%	5/26/25	14,529	14,043
McDonald’s Corp.	3.700%	1/30/26	18,044	17,648
McDonald’s Corp.	3.500%	3/1/27	16,739	16,114
McDonald’s Corp.	3.800%	4/1/28	16,680	16,124
NIKE Inc.	2.375%	11/1/26	13,564	12,249
Nordstrom Inc.	4.000%	3/15/27	5,600	5,316
Nordstrom Inc.	6.950%	3/15/28	2,488	2,758
O’Reilly Automotive Inc.	3.550%	3/15/26	4,946	4,687
O’Reilly Automotive Inc.	3.600%	9/1/27	9,000	8,410
O’Reilly Automotive Inc.	4.350%	6/1/28	6,600	6,496
QVC Inc.	4.850%	4/1/24	9,526	9,340
QVC Inc.	4.450%	2/15/25	7,365	6,972
Ralph Lauren Corp.	3.750%	9/15/25	5,900	5,790

	Royal Caribbean Cruises Ltd.	7.500%	10/15/27	2,177	2,514
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	9,425	8,565
[2]	Sands China Ltd.	5.125%	8/8/25	23,000	22,483
[2]	Sands China Ltd.	5.400%	8/8/28	26,290	25,074
	Starbucks Corp.	3.800%	8/15/25	17,530	17,188
	Starbucks Corp.	2.450%	6/15/26	7,405	6,613
	Starbucks Corp.	3.500%	3/1/28	7,703	7,301
	Starbucks Corp.	4.000%	11/15/28	4,155	4,050
	Tapestry Inc.	4.250%	4/1/25	8,200	7,945
	Tapestry Inc.	4.125%	7/15/27	8,290	7,701
	Target Corp.	3.500%	7/1/24	13,040	13,063
	Target Corp.	2.500%	4/15/26	12,426	11,392
	TJX Cos. Inc.	2.250%	9/15/26	14,098	12,579
	Toyota Motor Corp.	3.669%	7/20/28	7,100	7,037
	Toyota Motor Credit Corp.	2.900%	4/17/24	11,055	10,631
	Toyota Motor Credit Corp.	3.400%	4/14/25	4,500	4,422
	Toyota Motor Credit Corp.	3.200%	1/11/27	7,333	7,004
	Toyota Motor Credit Corp.	3.050%	1/11/28	7,450	6,985
	Visa Inc.	3.150%	12/14/25	50,847	49,152
	Visa Inc.	2.750%	9/15/27	9,201	8,494
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	25,623	25,055
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	25,282	23,554
	Walmart Inc.	2.550%	4/11/23	—	—
	Walmart Inc.	3.300%	4/22/24	21,650	21,413
	Walmart Inc.	2.650%	12/15/24	15,665	14,927
	Walmart Inc.	3.550%	6/26/25	21,020	20,976
	Walmart Inc.	5.875%	4/5/27	4,751	5,455
	Walmart Inc.	3.700%	6/26/28	28,920	28,630

	Consumer Noncyclical (14.9%)
	Abbott Laboratories	3.400%	11/30/23	16,002	15,803
	Abbott Laboratories	2.950%	3/15/25	14,675	13,892
	Abbott Laboratories	3.875%	9/15/25	4,308	4,282
	Abbott Laboratories	3.750%	11/30/26	23,731	23,176
	AbbVie Inc.	3.600%	5/14/25	49,811	47,525
	AbbVie Inc.	3.200%	5/14/26	28,643	26,367
	AbbVie Inc.	4.250%	11/14/28	12,840	12,337
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	3,925	3,926
	Agilent Technologies Inc.	3.050%	9/22/26	4,254	3,908
	Allergan Funding SCS	3.850%	6/15/24	15,987	15,485
	Allergan Funding SCS	3.800%	3/15/25	42,200	40,487
	Altria Group Inc.	4.000%	1/31/24	19,482	19,439
	Altria Group Inc.	2.625%	9/16/26	5,860	5,246
	AmerisourceBergen Corp.	3.400%	5/15/24	6,005	5,775
	AmerisourceBergen Corp.	3.250%	3/1/25	5,859	5,545
	AmerisourceBergen Corp.	3.450%	12/15/27	13,850	12,726
	Amgen Inc.	3.625%	5/22/24	21,978	21,572
	Amgen Inc.	3.125%	5/1/25	11,894	11,274
	Amgen Inc.	2.600%	8/19/26	16,737	14,911
	Amgen Inc.	3.200%	11/2/27	7,155	6,604
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	24,178	23,283
[2]	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	151,669	142,816
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	26,228	25,029
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,386	13,968

Archer-Daniels-Midland Co.	2.500%	8/11/26	14,626	13,299
AstraZeneca plc	3.375%	11/16/25	26,781	25,513
AstraZeneca plc	3.125%	6/12/27	8,898	8,155
BAT Capital Corp.	3.222%	8/15/24	32,467	30,019
BAT Capital Corp.	3.557%	8/15/27	50,235	45,150
Baxalta Inc.	4.000%	6/23/25	8,809	8,481
Baxter International Inc.	2.600%	8/15/26	4,840	4,363
Becton Dickinson & Co.	3.875%	5/15/24	3,500	3,439
Becton Dickinson & Co.	3.363%	6/6/24	25,677	24,382
Becton Dickinson & Co.	3.734%	12/15/24	18,117	17,489
Becton Dickinson & Co.	3.700%	6/6/27	31,359	29,231
Bestfoods	7.250%	12/15/26	519	636
Biogen Inc.	4.050%	9/15/25	25,948	25,530
Boston Scientific Corp.	3.850%	5/15/25	11,016	10,705
Boston Scientific Corp.	4.000%	3/1/28	12,525	11,868
Bristol-Myers Squibb Co.	3.250%	2/27/27	10,830	10,378
Brown-Forman Corp.	3.500%	4/15/25	4,525	4,447
Bunge Ltd. Finance Corp.	4.350%	3/15/24	8,650	8,558
Bunge Ltd. Finance Corp.	3.250%	8/15/26	9,685	8,518
Bunge Ltd. Finance Corp.	3.750%	9/25/27	9,210	8,270
Campbell Soup Co.	3.950%	3/15/25	17,900	17,011
Campbell Soup Co.	3.300%	3/19/25	2,981	2,700
Campbell Soup Co.	4.150%	3/15/28	11,225	10,392
Cardinal Health Inc.	3.079%	6/15/24	18,762	17,597
Cardinal Health Inc.	3.500%	11/15/24	3,428	3,252
Cardinal Health Inc.	3.750%	9/15/25	2,930	2,810
Cardinal Health Inc.	3.410%	6/15/27	14,444	12,934
Celgene Corp.	3.625%	5/15/24	15,400	14,858
Celgene Corp.	3.875%	8/15/25	29,076	27,813
Celgene Corp.	3.450%	11/15/27	15,754	14,226
Celgene Corp.	3.900%	2/20/28	20,389	18,868
CHRISTUS Health	4.341%	7/1/28	4,375	4,404
Church & Dwight Co. Inc.	3.150%	8/1/27	5,785	5,329
Clorox Co.	3.500%	12/15/24	7,228	7,095
Clorox Co.	3.100%	10/1/27	5,631	5,235
Clorox Co.	3.900%	5/15/28	6,450	6,367
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	4,950	4,821
Coca-Cola Co.	2.875%	10/27/25	25,517	24,281
Coca-Cola Co.	2.550%	6/1/26	7,170	6,637
Coca-Cola Co.	2.250%	9/1/26	13,868	12,485
Coca-Cola Co.	2.900%	5/25/27	5,944	5,607
Colgate-Palmolive Co.	3.250%	3/15/24	7,812	7,746
Conagra Brands Inc.	4.300%	5/1/24	12,000	11,997
Conagra Brands Inc.	4.600%	11/1/25	8,000	8,016
Conagra Brands Inc.	7.000%	10/1/28	1,355	1,546
Conagra Brands Inc.	4.850%	11/1/28	7,025	7,000
Constellation Brands Inc.	4.750%	11/15/24	5,286	5,400
Constellation Brands Inc.	4.400%	11/15/25	2,500	2,498
Constellation Brands Inc.	4.750%	12/1/25	1,750	1,770
Constellation Brands Inc.	3.700%	12/6/26	12,685	11,898
Constellation Brands Inc.	3.500%	5/9/27	8,930	8,228
Constellation Brands Inc.	3.600%	2/15/28	12,735	11,729
Constellation Brands Inc.	4.650%	11/15/28	3,675	3,679
Covidien International Finance SA	2.950%	6/15/23	—	—
CVS Health Corp.	4.000%	12/5/23	11,881	11,809
CVS Health Corp.	3.375%	8/12/24	9,180	8,780
CVS Health Corp.	4.100%	3/25/25	69,132	68,199

	CVS Health Corp.	3.875%	7/20/25	43,190	41,882
	CVS Health Corp.	2.875%	6/1/26	30,129	27,159
	CVS Health Corp.	4.300%	3/25/28	117,291	114,419
	Danaher Corp.	3.350%	9/15/25	6,580	6,425
	Diageo Capital plc	3.875%	5/18/28	7,000	7,021
	Edwards Lifesciences Corp.	4.300%	6/15/28	8,137	8,102
	Eli Lilly & Co.	2.750%	6/1/25	16,493	15,591
	Eli Lilly & Co.	5.500%	3/15/27	559	625
	Eli Lilly & Co.	3.100%	5/15/27	10,775	10,282
	Estee Lauder Cos. Inc.	3.150%	3/15/27	7,847	7,457
	Express Scripts Holding Co.	3.500%	6/15/24	14,366	13,940
	Express Scripts Holding Co.	4.500%	2/25/26	22,032	22,158
	Express Scripts Holding Co.	3.400%	3/1/27	22,197	20,492
	Flowers Foods Inc.	3.500%	10/1/26	4,935	4,610
	General Mills Inc.	3.650%	2/15/24	5,801	5,716
	General Mills Inc.	4.000%	4/17/25	4,731	4,615
	General Mills Inc.	3.200%	2/10/27	11,050	9,979
	General Mills Inc.	4.200%	4/17/28	22,625	21,848
	Gilead Sciences Inc.	3.700%	4/1/24	26,730	26,507
	Gilead Sciences Inc.	3.500%	2/1/25	23,575	22,841
	Gilead Sciences Inc.	3.650%	3/1/26	32,424	31,504
	Gilead Sciences Inc.	2.950%	3/1/27	20,726	18,982
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	22,400	22,257
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	14,354	14,308
	Hasbro Inc.	3.500%	9/15/27	6,753	6,191
	Hershey Co.	3.200%	8/21/25	1,560	1,516
	Hershey Co.	2.300%	8/15/26	6,447	5,820
	Hershey Co.	7.200%	8/15/27	146	179
	Ingredion Inc.	3.200%	10/1/26	6,815	6,229
	JM Smucker Co.	3.500%	3/15/25	13,732	12,983
	JM Smucker Co.	3.375%	12/15/27	8,700	7,989
	Johnson & Johnson	6.730%	11/15/23	50	58
	Johnson & Johnson	3.375%	12/5/23	9,512	9,670
	Johnson & Johnson	2.625%	1/15/25	11,191	10,617
	Johnson & Johnson	2.450%	3/1/26	27,401	25,397
	Johnson & Johnson	2.950%	3/3/27	18,139	17,333
	Johnson & Johnson	2.900%	1/15/28	17,002	16,026
	Kaiser Foundation Hospitals	3.150%	5/1/27	7,925	7,521
	Kellogg Co.	2.650%	12/1/23	5,545	5,168
	Kellogg Co.	3.250%	4/1/26	7,456	6,881
	Kellogg Co.	3.400%	11/15/27	11,543	10,539
	Kellogg Co.	4.300%	5/15/28	6,545	6,378
	Keurig Dr Pepper Inc.	3.130%	12/15/23	8,656	8,141
[2]	Keurig Dr Pepper Inc.	4.417%	5/25/25	15,807	15,563
	Keurig Dr Pepper Inc.	3.400%	11/15/25	3,024	2,797
	Keurig Dr Pepper Inc.	2.550%	9/15/26	6,954	5,966
	Keurig Dr Pepper Inc.	3.430%	6/15/27	5,423	4,916
[2]	Keurig Dr Pepper Inc.	4.597%	5/25/28	21,725	21,269
	Kimberly-Clark Corp.	3.050%	8/15/25	4,090	3,927
	Kimberly-Clark Corp.	2.750%	2/15/26	5,842	5,464
	Kimberly-Clark Corp.	3.950%	11/1/28	5,500	5,577
	Kraft Heinz Foods Co.	3.950%	7/15/25	25,566	24,519
	Kraft Heinz Foods Co.	3.000%	6/1/26	27,086	23,819
	Kroger Co.	4.000%	2/1/24	6,460	6,387
	Kroger Co.	3.500%	2/1/26	6,674	6,286
	Kroger Co.	2.650%	10/15/26	12,909	11,368
	Kroger Co.	3.700%	8/1/27	5,827	5,445

	Laboratory Corp. of America Holdings	3.250%	9/1/24	9,180	8,678
	Laboratory Corp. of America Holdings	3.600%	2/1/25	11,680	11,244
	Laboratory Corp. of America Holdings	3.600%	9/1/27	7,625	7,220
	McCormick & Co. Inc.	3.150%	8/15/24	9,848	9,394
	McCormick & Co. Inc.	3.400%	8/15/27	11,373	10,750
	McKesson Corp.	3.796%	3/15/24	8,744	8,572
	McKesson Corp.	3.950%	2/16/28	7,478	7,070
	Mead Johnson Nutrition Co.	4.125%	11/15/25	10,062	10,140
	Medtronic Global Holdings SCA	3.350%	4/1/27	13,923	13,358
	Medtronic Inc.	3.625%	3/15/24	14,273	14,171
	Medtronic Inc.	3.500%	3/15/25	46,153	45,242
	Merck & Co. Inc.	2.750%	2/10/25	33,739	32,240
	Molson Coors Brewing Co.	3.000%	7/15/26	27,547	24,454
	Mondelez International Inc.	4.125%	5/7/28	500	485
[2]	Mylan Inc.	4.550%	4/15/28	9,214	8,576
	Mylan NV	3.950%	6/15/26	28,690	26,367
	Newell Brands Inc.	4.000%	12/1/24	6,827	6,530
	Newell Brands Inc.	3.900%	11/1/25	5,735	5,346
	Newell Brands Inc.	4.200%	4/1/26	26,051	24,729
	Novartis Capital Corp.	3.400%	5/6/24	29,077	28,770
	Novartis Capital Corp.	3.000%	11/20/25	21,919	20,783
	Novartis Capital Corp.	3.100%	5/17/27	13,404	12,734
	PepsiCo Inc.	3.600%	3/1/24	19,202	19,279
	PepsiCo Inc.	2.750%	4/30/25	8,367	7,951
	PepsiCo Inc.	3.500%	7/17/25	7,210	7,132
	PepsiCo Inc.	2.850%	2/24/26	10,673	10,066
	PepsiCo Inc.	2.375%	10/6/26	14,726	13,300
	PepsiCo Inc.	3.000%	10/15/27	22,670	21,289
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	9,747	9,284
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	9,242	8,805
	Pfizer Inc.	3.400%	5/15/24	14,326	14,189
	Pfizer Inc.	2.750%	6/3/26	10,985	10,344
	Pfizer Inc.	3.000%	12/15/26	22,159	21,096
	Pfizer Inc.	3.600%	9/15/28	13,525	13,386
	Philip Morris International Inc.	3.250%	11/10/24	7,757	7,506
	Philip Morris International Inc.	3.375%	8/11/25	9,996	9,674
	Philip Morris International Inc.	2.750%	2/25/26	13,000	12,046
	Philip Morris International Inc.	3.125%	8/17/27	6,550	6,162
	Philip Morris International Inc.	3.125%	3/2/28	7,170	6,665
	Procter & Gamble Co.	2.700%	2/2/26	6,902	6,489
	Procter & Gamble Co.	2.450%	11/3/26	12,840	11,834
	Procter & Gamble Co.	2.850%	8/11/27	10,805	10,200
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,475	2,270
	Quest Diagnostics Inc.	4.250%	4/1/24	2,878	2,900
	Quest Diagnostics Inc.	3.500%	3/30/25	4,130	3,956
	Quest Diagnostics Inc.	3.450%	6/1/26	12,978	12,194
	Reynolds American Inc.	4.450%	6/12/25	30,386	29,538
	Sanofi	3.625%	6/19/28	13,418	13,236
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	37,692	33,829
	SSM Health Care Corp.	3.823%	6/1/27	5,308	5,096
	Stryker Corp.	3.375%	5/15/24	10,368	10,136
	Stryker Corp.	3.375%	11/1/25	7,780	7,346
	Stryker Corp.	3.500%	3/15/26	11,586	11,014
	Stryker Corp.	3.650%	3/7/28	8,650	8,214
	Sutter Health	3.695%	8/15/28	4,725	4,615
	Sysco Corp.	3.550%	3/15/25	6,260	6,052

	Sysco Corp.	3.750%	10/1/25	10,678	10,391
	Sysco Corp.	3.300%	7/15/26	8,983	8,457
	Sysco Corp.	3.250%	7/15/27	14,640	13,587
[2]	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	5,500	5,549
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	11,081	11,140
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	4,155	4,028
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	16,691	15,206
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	11,976	11,048
	Toledo Hospital	5.325%	11/15/28	3,125	3,134
	Tyson Foods Inc.	3.950%	8/15/24	20,176	19,927
	Tyson Foods Inc.	3.550%	6/2/27	19,872	18,318
	Unilever Capital Corp.	3.250%	3/7/24	10,000	9,863
	Unilever Capital Corp.	2.600%	5/5/24	8,465	8,028
	Unilever Capital Corp.	3.375%	3/22/25	6,150	6,032
	Unilever Capital Corp.	3.100%	7/30/25	4,725	4,544
	Unilever Capital Corp.	2.000%	7/28/26	13,650	12,018
	Unilever Capital Corp.	2.900%	5/5/27	11,635	10,803
	Unilever Capital Corp.	3.500%	3/22/28	9,300	8,972
	Whirlpool Corp.	4.000%	3/1/24	4,270	4,184
	Whirlpool Corp.	3.700%	5/1/25	4,650	4,391
	Whole Foods Market Inc.	5.200%	12/3/25	180	196
	Wyeth LLC	6.450%	2/1/24	10,114	11,472
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	26,436	24,821
	Zoetis Inc.	4.500%	11/13/25	9,103	9,290
	Zoetis Inc.	3.000%	9/12/27	11,510	10,540
	Zoetis Inc.	3.900%	8/20/28	5,912	5,741

	Energy (9.0%)
	Anadarko Petroleum Corp.	3.450%	7/15/24	7,383	7,025
	Anadarko Petroleum Corp.	5.550%	3/15/26	15,820	16,407
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	6.375%	5/1/24	1,050	1,099
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.250%	1/15/25	16,220	16,504
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	10,471	9,751
	Apache Corp.	4.375%	10/15/28	6,230	5,864
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	20,010	18,027
	Boardwalk Pipelines LP	4.950%	12/15/24	9,225	9,251
	Boardwalk Pipelines LP	5.950%	6/1/26	7,080	7,266
	Boardwalk Pipelines LP	4.450%	7/15/27	8,612	8,011
	BP Capital Markets America Inc.	3.796%	9/21/25	8,200	8,107
	BP Capital Markets America Inc.	3.937%	9/21/28	11,295	11,070
	BP Capital Markets America Inc.	4.234%	11/6/28	10,000	10,014
	BP Capital Markets plc	2.500%	11/6/22	—	—
	BP Capital Markets plc	3.216%	11/28/23	14,982	14,618
	BP Capital Markets plc	3.814%	2/10/24	12,774	12,743
	BP Capital Markets plc	3.224%	4/14/24	10,006	9,687
	BP Capital Markets plc	3.535%	11/4/24	16,330	15,978
	BP Capital Markets plc	3.506%	3/17/25	11,410	11,034
	BP Capital Markets plc	3.119%	5/4/26	20,305	18,890
	BP Capital Markets plc	3.017%	1/16/27	13,089	12,053
	BP Capital Markets plc	3.588%	4/14/27	17,575	16,748
	BP Capital Markets plc	3.279%	9/19/27	21,300	19,845
	Buckeye Partners LP	4.350%	10/15/24	782	764
	Buckeye Partners LP	3.950%	12/1/26	17,928	16,047

	Buckeye Partners LP	4.125%	12/1/27	1,700	1,518
	Canadian Natural Resources Ltd.	3.800%	4/15/24	9,204	8,988
	Canadian Natural Resources Ltd.	3.900%	2/1/25	3,917	3,762
	Canadian Natural Resources Ltd.	3.850%	6/1/27	21,521	20,172
	Cenovus Energy Inc.	4.250%	4/15/27	16,359	14,580
	Chevron Corp.	2.895%	3/3/24	13,301	12,822
	Chevron Corp.	3.326%	11/17/25	11,390	11,038
	Chevron Corp.	2.954%	5/16/26	27,370	25,750
	Cimarex Energy Co.	4.375%	6/1/24	9,330	9,095
	Cimarex Energy Co.	3.900%	5/15/27	9,505	8,733
	Columbia Pipeline Group Inc.	4.500%	6/1/25	13,379	13,285
	Concho Resources Inc.	4.375%	1/15/25	3,969	3,890
	Concho Resources Inc.	3.750%	10/1/27	19,080	17,721
	Concho Resources Inc.	4.300%	8/15/28	9,150	8,830
	ConocoPhillips Co.	3.350%	11/15/24	5,773	5,668
	ConocoPhillips Co.	3.350%	5/15/25	1,388	1,355
	ConocoPhillips Co.	4.950%	3/15/26	16,991	17,917
	Continental Resources Inc.	3.800%	6/1/24	13,200	12,424
	Continental Resources Inc.	4.375%	1/15/28	14,100	13,272
	Devon Energy Corp.	5.850%	12/15/25	8,525	8,935
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	5,775	5,582
	Enable Midstream Partners LP	3.900%	5/15/24	4,357	4,172
	Enable Midstream Partners LP	4.400%	3/15/27	11,620	10,701
	Enable Midstream Partners LP	4.950%	5/15/28	13,200	12,469
	Enbridge Energy Partners LP	5.875%	10/15/25	6,598	7,022
	Enbridge Inc.	3.500%	6/10/24	5,117	4,912
	Enbridge Inc.	4.250%	12/1/26	15,675	15,285
	Enbridge Inc.	3.700%	7/15/27	12,137	11,345
	Energy Transfer LP	5.500%	6/1/27	1,900	1,895
	Energy Transfer Operating LP	4.900%	2/1/24	4,020	4,030
	Energy Transfer Operating LP	4.050%	3/15/25	12,231	11,550
	Energy Transfer Operating LP	4.750%	1/15/26	10,155	9,806
	Energy Transfer Operating LP	4.200%	4/15/27	7,719	7,143
	Energy Transfer Partners LP	4.950%	6/15/28	11,750	11,363
	Eni USA Inc.	7.300%	11/15/27	1,000	1,141
	Enterprise Products Operating LLC	3.900%	2/15/24	9,997	9,937
	Enterprise Products Operating LLC	3.750%	2/15/25	12,905	12,566
	Enterprise Products Operating LLC	3.700%	2/15/26	19,478	18,730
	Enterprise Products Operating LLC	3.950%	2/15/27	5,546	5,388
	Enterprise Products Operating LLC	4.150%	10/16/28	13,100	12,782
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	10,500	9,223
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	9,400	8,015
	EOG Resources Inc.	3.150%	4/1/25	4,491	4,268
	EOG Resources Inc.	4.150%	1/15/26	14,031	14,146
	EQM Midstream Partners LP	4.000%	8/1/24	8,067	7,618
	EQM Midstream Partners LP	4.125%	12/1/26	7,130	6,393
	EQM Midstream Partners LP	5.500%	7/15/28	10,300	10,099
	EQT Corp.	3.900%	10/1/27	18,595	16,302
	Exxon Mobil Corp.	3.176%	3/15/24	9,112	8,979
	Exxon Mobil Corp.	2.709%	3/6/25	25,765	24,327
	Exxon Mobil Corp.	3.043%	3/1/26	36,370	34,745
	Halliburton Co.	3.800%	11/15/25	23,982	23,092
	Helmerich & Payne International Drilling Co.	4.650%	3/15/25	6,700	6,684
	Hess Corp.	3.500%	7/15/24	4,474	4,094
	Hess Corp.	4.300%	4/1/27	10,681	9,756
	HollyFrontier Corp.	5.875%	4/1/26	13,151	13,479
	Husky Energy Inc.	4.000%	4/15/24	11,489	11,216

	Kerr-McGee Corp.	6.950%	7/1/24	9,856	10,904
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	8,973	8,844
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	11,223	11,114
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	6,857	6,790
	Kinder Morgan Inc.	4.300%	6/1/25	20,297	19,829
	Kinder Morgan Inc.	4.300%	3/1/28	21,085	20,295
	Magellan Midstream Partners LP	5.000%	3/1/26	9,077	9,396
	Marathon Oil Corp.	3.850%	6/1/25	16,639	15,584
	Marathon Oil Corp.	4.400%	7/15/27	11,560	11,066
[2]	Marathon Petroleum Corp.	4.750%	12/15/23	15,159	15,503
[2]	Marathon Petroleum Corp.	5.125%	4/1/24	2,000	2,044
	Marathon Petroleum Corp.	3.625%	9/15/24	9,823	9,431
[2]	Marathon Petroleum Corp.	5.125%	12/15/26	11,780	11,863
[2]	Marathon Petroleum Corp.	3.800%	4/1/28	5,450	5,011
	MPLX LP	4.875%	12/1/24	24,782	25,093
	MPLX LP	4.000%	2/15/25	9,830	9,414
	MPLX LP	4.875%	6/1/25	13,820	13,857
	MPLX LP	4.125%	3/1/27	12,306	11,517
	MPLX LP	4.000%	3/15/28	11,300	10,464
	National Fuel Gas Co.	5.200%	7/15/25	6,297	6,389
	National Fuel Gas Co.	3.950%	9/15/27	5,430	4,965
	National Fuel Gas Co.	4.750%	9/1/28	2,000	1,916
	Noble Energy Inc.	3.900%	11/15/24	8,741	8,384
	Noble Energy Inc.	3.850%	1/15/28	8,050	7,331
	Occidental Petroleum Corp.	3.500%	6/15/25	6,261	6,116
	Occidental Petroleum Corp.	3.400%	4/15/26	16,235	15,653
	Occidental Petroleum Corp.	3.000%	2/15/27	8,624	8,063
	ONEOK Inc.	4.000%	7/13/27	7,701	7,216
	ONEOK Inc.	4.550%	7/15/28	6,275	6,068
	ONEOK Partners LP	4.900%	3/15/25	6,634	6,704
	Patterson-UTI Energy Inc.	3.950%	2/1/28	6,375	5,780
	Phillips 66	3.900%	3/15/28	9,496	9,008
	Phillips 66 Partners LP	3.605%	2/15/25	7,045	6,643
	Phillips 66 Partners LP	3.550%	10/1/26	6,400	5,864
	Phillips 66 Partners LP	3.750%	3/1/28	6,675	6,135
	Pioneer Natural Resources Co.	4.450%	1/15/26	7,206	7,199
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	7,969	7,472
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	13,636	13,172
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	12,098	11,543
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	30,769	32,395
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	19,726	20,539
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	17,153	18,032
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	19,504	19,455
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	22,156	20,771
	Schlumberger Investment SA	3.650%	12/1/23	16,685	16,545
	Shell International Finance BV	3.250%	5/11/25	29,862	28,855
	Shell International Finance BV	2.875%	5/10/26	24,117	22,590
	Shell International Finance BV	2.500%	9/12/26	16,332	14,784
	Shell International Finance BV	3.875%	11/13/28	19,750	19,700
	Spectra Energy Partners LP	4.750%	3/15/24	13,392	13,563
	Spectra Energy Partners LP	3.500%	3/15/25	7,527	7,061
	Spectra Energy Partners LP	3.375%	10/15/26	7,518	6,885
	Suncor Energy Inc.	3.600%	12/1/24	10,420	10,081
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	6,698	6,550

	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	7,755	8,080
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	2,940	2,687
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	16,124	14,678
	TC PipeLines LP	4.375%	3/13/25	2,975	2,895
	TC PipeLines LP	3.900%	5/25/27	7,991	7,413
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	950	1,053
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,870	2,091
	Total Capital International SA	3.700%	1/15/24	14,827	14,829
	Total Capital International SA	3.750%	4/10/24	17,404	17,474
	Total Capital SA	3.883%	10/11/28	10,000	9,962
	TransCanada PipeLines Ltd.	4.875%	1/15/26	10,794	10,988
	TransCanada PipeLines Ltd.	4.250%	5/15/28	12,945	12,601
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	8,410	10,068
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,100	2,959
	Valero Energy Corp.	3.650%	3/15/25	8,821	8,356
	Valero Energy Corp.	3.400%	9/15/26	18,756	17,048
	Valero Energy Corp.	4.350%	6/1/28	8,550	8,249
	Valero Energy Partners LP	4.375%	12/15/26	7,770	7,519
	Valero Energy Partners LP	4.500%	3/15/28	5,885	5,764
	Western Gas Partners LP	3.950%	6/1/25	9,856	9,145
	Western Gas Partners LP	4.650%	7/1/26	6,872	6,552
	Western Gas Partners LP	4.500%	3/1/28	4,901	4,544
	Western Gas Partners LP	4.750%	8/15/28	3,596	3,386
	Williams Cos. Inc.	4.300%	3/4/24	13,037	12,865
	Williams Cos. Inc.	4.550%	6/24/24	15,692	15,711
	Williams Cos. Inc.	3.900%	1/15/25	13,914	13,345
	Williams Cos. Inc.	4.000%	9/15/25	17,651	16,914
	Williams Cos. Inc.	3.750%	6/15/27	18,570	17,125

	Other Industrial (0.2%)
	CBRE Services Inc.	5.250%	3/15/25	5,895	6,083
	CBRE Services Inc.	4.875%	3/1/26	8,595	8,730
	Cintas Corp. No 2	3.700%	4/1/27	11,800	11,424
	Fluor Corp.	3.500%	12/15/24	7,525	7,272
	Fluor Corp.	4.250%	9/15/28	4,690	4,478

	Technology (8.5%)
	Adobe Inc.	3.250%	2/1/25	13,709	13,279
[3]	Alphabet Inc.	3.375%	2/25/24	19,294	19,221
	Alphabet Inc.	1.998%	8/15/26	18,693	16,688
	Amphenol Corp.	3.200%	4/1/24	4,510	4,298
	Analog Devices Inc.	3.125%	12/5/23	8,082	7,780
	Analog Devices Inc.	3.900%	12/15/25	10,418	10,133
	Analog Devices Inc.	3.500%	12/5/26	12,278	11,503
	Apple Inc.	3.000%	2/9/24	11,447	11,107
	Apple Inc.	3.450%	5/6/24	34,043	33,588
	Apple Inc.	2.850%	5/11/24	18,277	17,532
	Apple Inc.	2.750%	1/13/25	22,448	21,237
	Apple Inc.	2.500%	2/9/25	20,898	19,473
	Apple Inc.	3.200%	5/13/25	28,616	27,601
	Apple Inc.	3.250%	2/23/26	42,002	40,435
	Apple Inc.	2.450%	8/4/26	30,962	28,076
	Apple Inc.	3.350%	2/9/27	32,780	31,358
	Apple Inc.	3.200%	5/11/27	33,947	32,191
	Apple Inc.	3.000%	6/20/27	13,160	12,346
	Apple Inc.	2.900%	9/12/27	33,728	31,180
	Apple Inc.	3.000%	11/13/27	16,072	14,947

	Applied Materials Inc.	3.900%	10/1/25	9,450	9,385
	Applied Materials Inc.	3.300%	4/1/27	17,842	16,800
	Arrow Electronics Inc.	3.250%	9/8/24	9,969	9,248
	Arrow Electronics Inc.	4.000%	4/1/25	4,720	4,524
	Arrow Electronics Inc.	3.875%	1/12/28	4,515	4,123
	Autodesk Inc.	4.375%	6/15/25	4,085	4,050
	Autodesk Inc.	3.500%	6/15/27	5,800	5,290
	Avnet Inc.	4.625%	4/15/26	7,380	7,151
	Baidu Inc.	4.375%	5/14/24	7,500	7,514
	Baidu Inc.	4.125%	6/30/25	4,585	4,476
	Baidu Inc.	3.625%	7/6/27	9,775	9,035
	Baidu Inc.	4.375%	3/29/28	6,200	5,992
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	35,393	33,350
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	16,500	14,850
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	74,883	67,658
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,998	4,659
	CA Inc.	4.700%	3/15/27	4,550	4,364
	Cadence Design Systems Inc.	4.375%	10/15/24	4,775	4,787
	Cisco Systems Inc.	3.625%	3/4/24	13,350	13,350
	Cisco Systems Inc.	3.500%	6/15/25	5,000	4,929
	Cisco Systems Inc.	2.950%	2/28/26	12,939	12,252
	Cisco Systems Inc.	2.500%	9/20/26	14,706	13,411
	Citrix Systems Inc.	4.500%	12/1/27	10,360	9,764
[2]	Dell International LLC / EMC Corp.	6.020%	6/15/26	59,176	59,938
	DXC Technology Co.	4.250%	4/15/24	8,390	8,420
	DXC Technology Co.	4.750%	4/15/27	8,862	8,684
	Fidelity National Information Services Inc.	3.875%	6/5/24	3,364	3,328
	Fidelity National Information Services Inc.	5.000%	10/15/25	12,310	12,761
	Fidelity National Information Services Inc.	3.000%	8/15/26	12,781	11,618
	Fidelity National Information Services Inc.	4.250%	5/15/28	6,200	6,074
	Fiserv Inc.	3.850%	6/1/25	15,205	14,926
	Fiserv Inc.	4.200%	10/1/28	11,475	11,332
	Flex Ltd.	4.750%	6/15/25	7,895	7,621
	Google LLC	3.375%	2/25/24	—	—
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	36,280	36,475
	Intel Corp.	2.875%	5/11/24	18,534	17,818
	Intel Corp.	3.700%	7/29/25	32,996	32,676
	Intel Corp.	2.600%	5/19/26	27,287	25,150
	Intel Corp.	3.150%	5/11/27	740	704
	International Business Machines Corp.	3.375%	8/1/23	10,000	9,810
	International Business Machines Corp.	3.625%	2/12/24	20,095	19,703
	International Business Machines Corp.	7.000%	10/30/25	8,598	10,086
	International Business Machines Corp.	3.450%	2/19/26	18,818	17,907
	International Business Machines Corp.	3.300%	1/27/27	6,509	6,153
	International Business Machines Corp.	6.220%	8/1/27	3,913	4,434
	International Business Machines Corp.	6.500%	1/15/28	2,075	2,417
	Jabil Inc.	3.950%	1/12/28	6,800	6,159
	Juniper Networks Inc.	4.500%	3/15/24	6,212	6,283
	Juniper Networks Inc.	4.350%	6/15/25	4,670	4,577
	Keysight Technologies Inc.	4.550%	10/30/24	8,200	8,215
	Keysight Technologies Inc.	4.600%	4/6/27	9,525	9,449
	KLA-Tencor Corp.	4.650%	11/1/24	17,680	17,995
	Lam Research Corp.	3.800%	3/15/25	6,968	6,858
	Marvell Technology Group Ltd.	4.875%	6/22/28	7,562	7,430

	Maxim Integrated Products Inc.	3.450%	6/15/27	6,875	6,370
	Microsoft Corp.	3.625%	12/15/23	21,243	21,409
	Microsoft Corp.	2.875%	2/6/24	37,674	36,456
	Microsoft Corp.	2.700%	2/12/25	32,433	30,902
	Microsoft Corp.	3.125%	11/3/25	38,788	37,493
	Microsoft Corp.	2.400%	8/8/26	45,638	41,830
	Microsoft Corp.	3.300%	2/6/27	49,556	48,113
	Motorola Solutions Inc.	4.000%	9/1/24	10,593	10,330
	Motorola Solutions Inc.	4.600%	2/23/28	10,225	9,848
	NetApp Inc.	3.300%	9/29/24	5,660	5,295
	NVIDIA Corp.	3.200%	9/16/26	14,237	13,258
	Oracle Corp.	3.400%	7/8/24	34,582	33,985
	Oracle Corp.	2.950%	11/15/24	29,631	28,325
	Oracle Corp.	2.950%	5/15/25	34,007	32,244
	Oracle Corp.	2.650%	7/15/26	32,185	29,424
	Oracle Corp.	3.250%	11/15/27	36,768	34,988
	QUALCOMM Inc.	2.900%	5/20/24	14,085	13,243
	QUALCOMM Inc.	3.450%	5/20/25	27,807	26,386
	QUALCOMM Inc.	3.250%	5/20/27	28,500	26,137
	salesforce.com Inc.	3.700%	4/11/28	20,675	20,327
	Seagate HDD Cayman	4.875%	3/1/24	7,769	7,283
	Seagate HDD Cayman	4.750%	1/1/25	9,681	8,858
	Seagate HDD Cayman	4.875%	6/1/27	9,872	8,712
	Tech Data Corp.	4.950%	2/15/27	6,864	6,455
	Texas Instruments Inc.	2.625%	5/15/24	4,797	4,553
	Texas Instruments Inc.	2.900%	11/3/27	4,409	4,103
	Total System Services Inc.	4.800%	4/1/26	10,296	10,329
	Total System Services Inc.	4.450%	6/1/28	6,150	6,015
	Trimble Inc.	4.750%	12/1/24	6,021	6,088
	Trimble Inc.	4.900%	6/15/28	7,740	7,626
	Tyco Electronics Group SA	3.450%	8/1/24	5,521	5,403
	Tyco Electronics Group SA	3.700%	2/15/26	4,265	4,088
	Tyco Electronics Group SA	3.125%	8/15/27	7,210	6,655
	Verisk Analytics Inc.	4.000%	6/15/25	12,599	12,452
	VMware Inc.	3.900%	8/21/27	17,437	15,574
	Xilinx Inc.	2.950%	6/1/24	10,212	9,666

	Transportation (2.3%)
[1]	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	3,262	3,235
[1]	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	5,230	5,122
[1]	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	11,365	10,856
[1]	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	1,634	1,599
[1]	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	3,020	2,937
[1]	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	6,941	6,716
[1]	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	3,665	3,534
[1]	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	6,938	6,607
[1]	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	5,418	5,071

[1]	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,887	1,899
[1]	BNSF Funding Trust I	6.613%	12/15/55	1,890	2,043
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	8,110	8,163
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	6,958	6,881
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	13,187	12,731
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	8,450	8,442
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	3,001	3,565
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	6,995	6,744
	Canadian National Railway Co.	2.950%	11/21/24	6,864	6,635
	Canadian National Railway Co.	2.750%	3/1/26	6,743	6,324
	Canadian National Railway Co.	6.900%	7/15/28	4,271	5,249
	Canadian Pacific Railway Co.	2.900%	2/1/25	7,433	7,019
	Canadian Pacific Railway Co.	4.000%	6/1/28	8,950	8,882
	CH Robinson Worldwide Inc.	4.200%	4/15/28	8,950	8,776
[1]	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	7,541	7,584
[1]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	5,258	5,245
	CSX Corp.	3.400%	8/1/24	7,388	7,252
	CSX Corp.	3.350%	11/1/25	7,960	7,633
	CSX Corp.	2.600%	11/1/26	11,372	10,158
	CSX Corp.	3.250%	6/1/27	12,294	11,504
	CSX Corp.	3.800%	3/1/28	11,175	10,789
[1]	CSX Transportation Inc.	6.251%	1/15/23	26	28
[1]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	326	320
	Delta Air Lines Inc.	4.375%	4/19/28	6,500	6,205
	FedEx Corp.	2.700%	4/15/23	1,700	1,626
	FedEx Corp.	4.000%	1/15/24	9,018	9,145
	FedEx Corp.	3.200%	2/1/25	6,883	6,583
	FedEx Corp.	3.250%	4/1/26	9,459	8,916
	FedEx Corp.	3.300%	3/15/27	4,786	4,466
	FedEx Corp.	3.400%	2/15/28	7,000	6,522
	FedEx Corp.	4.200%	10/17/28	6,860	6,818
	Kirby Corp.	4.200%	3/1/28	11,100	10,674
[1]	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	5,259	5,035
	Norfolk Southern Corp.	3.850%	1/15/24	3,250	3,263
	Norfolk Southern Corp.	5.590%	5/17/25	1,770	1,929
	Norfolk Southern Corp.	3.650%	8/1/25	360	357
	Norfolk Southern Corp.	2.900%	6/15/26	8,775	8,177
	Norfolk Southern Corp.	7.800%	5/15/27	3,692	4,594
	Norfolk Southern Corp.	3.150%	6/1/27	9,638	9,029
	Norfolk Southern Corp.	3.800%	8/1/28	8,150	7,978
	Southwest Airlines Co.	3.000%	11/15/26	3,500	3,233
	Southwest Airlines Co.	3.450%	11/16/27	4,190	3,920
[1]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	931	976
[1]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	2,605	2,600
	Union Pacific Corp.	3.646%	2/15/24	8,369	8,252
	Union Pacific Corp.	3.750%	3/15/24	6,955	6,940
	Union Pacific Corp.	3.250%	1/15/25	5,307	5,130
	Union Pacific Corp.	3.750%	7/15/25	4,200	4,175
	Union Pacific Corp.	3.250%	8/15/25	6,352	6,076
	Union Pacific Corp.	2.750%	3/1/26	15,390	14,185
	Union Pacific Corp.	3.000%	4/15/27	3,597	3,335

	Union Pacific Corp.	3.950%	9/10/28	14,850	14,552
[1]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	7,122	7,239
[1]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	7,520	7,517
[1]	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	10,752	10,588
[1]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	7,610	7,333
[1]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	4,111	3,919
[1]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	8,999	8,486
[1]	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	3,149	2,921
	United Parcel Service Inc.	2.800%	11/15/24	10,483	10,025
	United Parcel Service Inc.	2.400%	11/15/26	8,817	7,985
	United Parcel Service Inc.	3.050%	11/15/27	8,580	8,049
[1]	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	770	824
[1]	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	2,550	2,548
[1]	US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	1,903	1,950
					11,380,148
Utilities (5.3%)
	Electric (4.7%)
[2]	AEP Texas Inc.	3.950%	6/1/28	9,650	9,503
	AEP Transmission Co. LLC	3.100%	12/1/26	6,625	6,248
	Alabama Power Co.	3.550%	12/1/23	6,321	6,291
	Ameren Corp.	3.650%	2/15/26	4,400	4,236
	Ameren Illinois Co.	3.250%	3/1/25	4,247	4,117
	Ameren Illinois Co.	3.800%	5/15/28	7,164	7,149
	American Electric Power Co. Inc.	3.200%	11/13/27	4,100	3,795
	American Electric Power Co. Inc.	4.300%	12/1/28	7,500	7,478
	Appalachian Power Co.	3.400%	6/1/25	1,275	1,237
	Appalachian Power Co.	3.300%	6/1/27	3,500	3,283
	Arizona Public Service Co.	3.150%	5/15/25	4,070	3,930
	Arizona Public Service Co.	2.950%	9/15/27	4,125	3,820
	Avangrid Inc.	3.150%	12/1/24	8,304	7,866
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,450	3,103
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	6,298	6,176
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,200	7,683
	Black Hills Corp.	4.250%	11/30/23	3,454	3,452
	Black Hills Corp.	3.950%	1/15/26	7,470	7,286
	Black Hills Corp.	3.150%	1/15/27	5,350	4,920
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	940	853
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,351	3,132
	CenterPoint Energy Inc.	3.850%	2/1/24	5,125	5,117
	CenterPoint Energy Inc.	4.250%	11/1/28	7,525	7,449
	Cleco Corporate Holdings LLC	3.743%	5/1/26	9,216	8,677
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,900	3,151
	CMS Energy Corp.	3.000%	5/15/26	4,664	4,282
	CMS Energy Corp.	3.450%	8/15/27	4,975	4,686
	Commonwealth Edison Co.	2.550%	6/15/26	6,625	6,080
	Commonwealth Edison Co.	2.950%	8/15/27	4,039	3,765
	Commonwealth Edison Co.	3.700%	8/15/28	8,995	8,846

	Connecticut Light & Power Co.	3.200%	3/15/27	4,750	4,550
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	4,806	4,521
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	3,900	3,864
	Consumers Energy Co.	3.800%	11/15/28	2,650	2,631
	Dominion Energy Inc.	3.625%	12/1/24	5,257	5,144
	Dominion Energy Inc.	3.900%	10/1/25	9,105	8,909
	Dominion Energy Inc.	2.850%	8/15/26	7,026	6,366
	Dominion Energy Inc.	4.250%	6/1/28	4,445	4,398
[1]	Dominion Energy Inc.	5.750%	10/1/54	4,975	4,983
	DTE Electric Co.	3.650%	3/15/24	5,359	5,350
	DTE Electric Co.	3.375%	3/1/25	4,361	4,243
	DTE Energy Co.	3.850%	12/1/23	4,525	4,498
	DTE Energy Co.	3.500%	6/1/24	7,050	6,869
	DTE Energy Co.	2.850%	10/1/26	9,667	8,740
	DTE Energy Co.	3.800%	3/15/27	5,750	5,502
	Duke Energy Carolinas LLC	2.950%	12/1/26	5,485	5,186
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,375	6,403
	Duke Energy Corp.	3.750%	4/15/24	13,246	13,097
	Duke Energy Corp.	2.650%	9/1/26	16,201	14,420
	Duke Energy Corp.	3.150%	8/15/27	10,275	9,434
	Duke Energy Florida LLC	3.200%	1/15/27	8,871	8,397
	Duke Energy Florida LLC	3.800%	7/15/28	9,325	9,261
	Duke Energy Progress LLC	3.250%	8/15/25	7,852	7,582
	Duke Energy Progress LLC	3.700%	9/1/28	7,200	7,075
	Edison International	4.125%	3/15/28	7,500	6,982
	Emera US Finance LP	3.550%	6/15/26	8,991	8,354
	Enel Americas SA	4.000%	10/25/26	5,539	5,125
	Enel Chile SA	4.875%	6/12/28	14,000	13,696
	Enel Generacion Chile SA	4.250%	4/15/24	2,400	2,318
	Entergy Arkansas Inc.	3.700%	6/1/24	3,475	3,464
	Entergy Arkansas Inc.	3.500%	4/1/26	11,434	11,126
	Entergy Corp.	2.950%	9/1/26	9,310	8,417
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,349	4,701
	Entergy Louisiana LLC	5.400%	11/1/24	4,595	5,000
	Entergy Louisiana LLC	2.400%	10/1/26	10,819	9,716
	Entergy Louisiana LLC	3.120%	9/1/27	9,920	9,242
	Entergy Louisiana LLC	3.250%	4/1/28	3,348	3,175
	Entergy Mississippi Inc.	2.850%	6/1/28	1,738	1,568
	Eversource Energy	2.900%	10/1/24	10,050	9,502
	Eversource Energy	3.150%	1/15/25	3,429	3,285
	Eversource Energy	3.300%	1/15/28	2,400	2,242
	Exelon Corp.	3.950%	6/15/25	11,370	11,123
	Exelon Corp.	3.400%	4/15/26	13,922	12,957
	FirstEnergy Corp.	3.900%	7/15/27	18,254	17,446
	Florida Power & Light Co.	3.250%	6/1/24	6,570	6,500
	Florida Power & Light Co.	3.125%	12/1/25	8,540	8,319
	Fortis Inc.	3.055%	10/4/26	21,735	19,658
	Georgia Power Co.	3.250%	4/1/26	6,676	6,221
	Georgia Power Co.	3.250%	3/30/27	5,363	4,949
	Gulf Power Co.	3.300%	5/30/27	7,085	6,723
	Indiana Michigan Power Co.	3.850%	5/15/28	4,400	4,334
	Interstate Power & Light Co.	3.250%	12/1/24	7,950	7,753
	Interstate Power & Light Co.	4.100%	9/26/28	6,600	6,570
	IPALCO Enterprises Inc.	3.700%	9/1/24	5,139	4,856
	ITC Holdings Corp.	3.650%	6/15/24	4,695	4,604
	ITC Holdings Corp.	3.250%	6/30/26	6,679	6,223
	ITC Holdings Corp.	3.350%	11/15/27	9,925	9,346

	Kansas City Power & Light Co.	3.650%	8/15/25	400	389
	Louisville Gas & Electric Co.	3.300%	10/1/25	4,075	3,923
	MidAmerican Energy Co.	3.500%	10/15/24	6,965	6,952
	MidAmerican Energy Co.	3.100%	5/1/27	4,650	4,422
	Mississippi Power Co.	3.950%	3/30/28	2,250	2,175
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	10,705	10,420
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	6,560	6,285
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	6,667	6,487
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	4,000	3,761
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	7,475	7,198
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,750	3,751
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,125	3,195
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	12,619	11,883
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	7,850	6,790
	NSTAR Electric Co.	3.200%	5/15/27	11,295	10,710
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,450	5,339
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	4,730	4,530
[2]	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	1,800	1,770
	Pacific Gas & Electric Co.	3.850%	11/15/23	2,613	2,361
	Pacific Gas & Electric Co.	3.750%	2/15/24	8,483	7,550
	Pacific Gas & Electric Co.	3.400%	8/15/24	4,711	4,122
	Pacific Gas & Electric Co.	3.500%	6/15/25	9,779	8,459
	Pacific Gas & Electric Co.	2.950%	3/1/26	7,822	6,453
	Pacific Gas & Electric Co.	3.300%	3/15/27	6,535	5,359
	Pacific Gas & Electric Co.	3.300%	12/1/27	5,750	4,787
[2]	Pacific Gas & Electric Co.	4.650%	8/1/28	3,475	3,101
	PacifiCorp	3.600%	4/1/24	5,810	5,784
	PECO Energy Co.	3.150%	10/15/25	1,635	1,578
	Potomac Electric Power Co.	3.600%	3/15/24	5,071	5,048
	PPL Capital Funding Inc.	3.950%	3/15/24	2,363	2,343
	PPL Capital Funding Inc.	3.100%	5/15/26	11,033	10,140
	Public Service Co. of Colorado	3.700%	6/15/28	3,250	3,223
	Public Service Electric & Gas Co.	3.000%	5/15/25	4,274	4,100
	Public Service Electric & Gas Co.	2.250%	9/15/26	7,756	6,887
	Public Service Electric & Gas Co.	3.000%	5/15/27	7,950	7,469
	Public Service Electric & Gas Co.	3.700%	5/1/28	4,200	4,145
	Public Service Electric & Gas Co.	3.650%	9/1/28	514	504
	Puget Energy Inc.	3.650%	5/15/25	8,270	7,913
	San Diego Gas & Electric Co.	2.500%	5/15/26	6,954	6,323
	Scottish Power Ltd.	5.810%	3/15/25	1,835	1,984
	Sierra Pacific Power Co.	2.600%	5/1/26	5,920	5,437
	South Carolina Electric & Gas Co.	4.250%	8/15/28	3,950	3,945
	Southern California Edison Co.	3.500%	10/1/23	3,534	3,458
	Southern California Edison Co.	3.700%	8/1/25	2,875	2,806
	Southern California Edison Co.	3.650%	3/1/28	5,600	5,318
	Southern Co.	3.250%	7/1/26	15,039	13,893
	Southern Power Co.	4.150%	12/1/25	5,926	5,811
	Southwestern Electric Power Co.	2.750%	10/1/26	7,840	7,110
	Southwestern Electric Power Co.	4.100%	9/15/28	8,500	8,341
	Southwestern Public Service Co.	3.300%	6/15/24	4,050	3,965

Tucson Electric Power Co.	3.050%	3/15/25	2,750	2,598
Union Electric Co.	3.500%	4/15/24	5,660	5,612
Union Electric Co.	2.950%	6/15/27	4,050	3,769
Virginia Electric & Power Co.	3.450%	2/15/24	2,735	2,688
Virginia Electric & Power Co.	3.100%	5/15/25	3,234	3,103
Virginia Electric & Power Co.	3.150%	1/15/26	11,774	11,233
Virginia Electric & Power Co.	2.950%	11/15/26	9,693	9,046
Virginia Electric & Power Co.	3.500%	3/15/27	13,409	12,843
Virginia Electric & Power Co.	3.800%	4/1/28	10,475	10,308
WEC Energy Group Inc.	3.550%	6/15/25	5,942	5,751
Westar Energy Inc.	2.550%	7/1/26	5,874	5,400
Westar Energy Inc.	3.100%	4/1/27	3,357	3,166
Wisconsin Power & Light Co.	3.050%	10/15/27	3,600	3,371
Xcel Energy Inc.	3.300%	6/1/25	9,196	8,762
Xcel Energy Inc.	3.350%	12/1/26	6,305	5,954
Xcel Energy Inc.	4.000%	6/15/28	8,585	8,421

Natural Gas (0.5%)
Atmos Energy Corp.	3.000%	6/15/27	7,288	6,803
CenterPoint Energy Resources Corp.	4.000%	4/1/28	4,940	4,869
NiSource Finance Corp.	3.490%	5/15/27	13,678	12,857
ONE Gas Inc.	3.610%	2/1/24	2,314	2,283
Sempra Energy	4.050%	12/1/23	9,511	9,420
Sempra Energy	3.550%	6/15/24	5,744	5,574
Sempra Energy	3.750%	11/15/25	5,038	4,813
Sempra Energy	3.250%	6/15/27	12,802	11,657
Sempra Energy	3.400%	2/1/28	16,180	14,723
Southern California Gas Co.	3.150%	9/15/24	4,350	4,243
Southern California Gas Co.	3.200%	6/15/25	1,975	1,918
Southern California Gas Co.	2.600%	6/15/26	9,375	8,583
Southern Co. Gas Capital Corp.	3.250%	6/15/26	3,875	3,567
Southwest Gas Corp.	3.700%	4/1/28	4,000	3,839

Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	3,366	3,380
American Water Capital Corp.	3.400%	3/1/25	9,680	9,502
American Water Capital Corp.	2.950%	9/1/27	7,740	7,158
American Water Capital Corp.	3.750%	9/1/28	8,500	8,366
United Utilities plc	6.875%	8/15/28	2,090	2,404
				1,062,210
Total Corporate Bonds (Cost $20,599,695)				19,673,746

			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[4] Vanguard Market Liquidity Fund (Cost $67,649)	2.407%		676,488	67,649
Total Investments (99.4%) (Cost $20,700,449)				19,774,523
Other Assets and Liabilities-Net (0.6%)				122,609
Net Assets (100%)				19,897,132

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $531,456,000, representing 2.7% of net assets.

3	Securities with a value of $1,326,000 have been segregated as initial margin for open futures contracts.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2018	638		80,707	9
Short Futures Contracts
5-Year U.S. Treasury Note	March 2018	(309)		(34,905)	(60)
10-Year U.S. Treasury Note	March 2018	(354)		(42,286)	(116)
					(176)
					(167)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on

Intermediate-Term Corporate Bond Index Fund

an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	33,128	—
Corporate Bonds	—	19,673,746	—
Temporary Cash Investments	67,649	—	—
Futures Contracts—Assets[1]	9	—	—
Futures Contracts—Liabilities[1]	(124)	—	—
Total	67,534	19,706,874	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond (Cost $6,323)	3.125%	11/15/28	6,265,000	6,328
Corporate Bonds (98.5%)
Finance (16.9%)
	Banking (8.8%)
	American Express Co.	4.050%	12/3/42	1,941	1,780
	Bank of America Corp.	6.110%	1/29/37	4,435	4,834
[1]	Bank of America Corp.	4.244%	4/24/38	4,471	4,180
	Bank of America Corp.	7.750%	5/14/38	3,763	4,851
	Bank of America Corp.	5.875%	2/7/42	4,249	4,864
	Bank of America Corp.	5.000%	1/21/44	4,530	4,621
	Bank of America Corp.	4.875%	4/1/44	1,137	1,144
	Bank of America Corp.	4.750%	4/21/45	986	958
[1]	Bank of America Corp.	4.443%	1/20/48	2,720	2,546
[1]	Bank of America Corp.	3.946%	1/23/49	2,125	1,824
	Bank of America NA	6.000%	10/15/36	2,407	2,735
	Bank of New York Mellon Corp.	3.300%	8/23/29	1,665	1,542
	Barclays plc	5.250%	8/17/45	3,030	2,773
	Barclays plc	4.950%	1/10/47	2,505	2,173
	Citigroup Inc.	6.625%	6/15/32	1,348	1,549
	Citigroup Inc.	5.875%	2/22/33	900	978
	Citigroup Inc.	6.000%	10/31/33	1,869	2,056
	Citigroup Inc.	6.125%	8/25/36	1,400	1,538
[1]	Citigroup Inc.	3.878%	1/24/39	1,485	1,298
	Citigroup Inc.	8.125%	7/15/39	4,437	6,094
	Citigroup Inc.	5.875%	1/30/42	2,148	2,413
	Citigroup Inc.	6.675%	9/13/43	2,390	2,829
	Citigroup Inc.	5.300%	5/6/44	849	847
	Citigroup Inc.	4.650%	7/30/45	2,800	2,668
	Citigroup Inc.	4.750%	5/18/46	5,001	4,598
[1]	Citigroup Inc.	4.281%	4/24/48	1,975	1,811
	Citigroup Inc.	4.650%	7/23/48	4,675	4,479
	Cooperatieve Rabobank UA	5.250%	5/24/41	2,645	2,840
	Cooperatieve Rabobank UA	5.750%	12/1/43	3,225	3,465
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,319	2,324
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	4,202	4,087
	Credit Suisse USA Inc.	7.125%	7/15/32	1,456	1,830
	Fifth Third Bancorp	8.250%	3/1/38	2,002	2,645
	First Republic Bank	4.375%	8/1/46	463	416
	First Republic Bank	4.625%	2/13/47	1,150	1,069
	First Union Capital II	7.950%	11/15/29	100	125
	Goldman Sachs Capital I	6.345%	2/15/34	2,472	2,722
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,981	2,214
	Goldman Sachs Group Inc.	6.750%	10/1/37	12,144	13,831
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	5,612	4,905
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	3,875	3,562
	Goldman Sachs Group Inc.	6.250%	2/1/41	4,843	5,535
	Goldman Sachs Group Inc.	4.800%	7/8/44	3,911	3,772
	Goldman Sachs Group Inc.	5.150%	5/22/45	4,815	4,627
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,376	3,210

	HSBC Bank USA NA	5.875%	11/1/34	1,995	2,199
	HSBC Bank USA NA	5.625%	8/15/35	1,911	2,056
	HSBC Bank USA NA	7.000%	1/15/39	1,175	1,449
	HSBC Holdings plc	7.625%	5/17/32	958	1,184
	HSBC Holdings plc	6.500%	5/2/36	4,583	5,128
	HSBC Holdings plc	6.500%	9/15/37	5,775	6,508
	HSBC Holdings plc	6.800%	6/1/38	3,028	3,501
	HSBC Holdings plc	6.100%	1/14/42	1,428	1,634
	HSBC Holdings plc	5.250%	3/14/44	3,542	3,467
	JPMorgan Chase & Co.	8.750%	9/1/30	453	600
	JPMorgan Chase & Co.	6.400%	5/15/38	5,086	6,121
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	6,400	5,718
	JPMorgan Chase & Co.	5.500%	10/15/40	3,056	3,322
	JPMorgan Chase & Co.	5.600%	7/15/41	4,291	4,767
	JPMorgan Chase & Co.	5.400%	1/6/42	2,310	2,492
	JPMorgan Chase & Co.	5.625%	8/16/43	2,503	2,701
	JPMorgan Chase & Co.	4.850%	2/1/44	2,295	2,305
	JPMorgan Chase & Co.	4.950%	6/1/45	3,341	3,351
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	3,245	2,955
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	1,975	1,729
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	5,300	4,694
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	4,800	4,110
	Lloyds Banking Group plc	5.300%	12/1/45	1,788	1,627
	Lloyds Banking Group plc	4.344%	1/9/48	3,300	2,573
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,000	979
	Morgan Stanley	7.250%	4/1/32	2,035	2,568
[1]	Morgan Stanley	3.971%	7/22/38	4,292	3,832
[1]	Morgan Stanley	4.457%	4/22/39	1,795	1,726
	Morgan Stanley	6.375%	7/24/42	5,001	5,948
	Morgan Stanley	4.300%	1/27/45	5,212	4,711
	Morgan Stanley	4.375%	1/22/47	4,650	4,246
	Regions Bank	6.450%	6/26/37	665	760
	Regions Financial Corp.	7.375%	12/10/37	921	1,169
[1]	Royal Bank of Scotland Group plc	5.076%	1/27/30	3,900	3,730
	Wachovia Corp.	7.500%	4/15/35	870	1,069
	Wachovia Corp.	5.500%	8/1/35	763	810
	Wachovia Corp.	6.550%	10/15/35	25	29
	Wells Fargo & Co.	5.375%	2/7/35	1,832	1,969
	Wells Fargo & Co.	5.375%	11/2/43	4,298	4,420
	Wells Fargo & Co.	5.606%	1/15/44	5,117	5,413
	Wells Fargo & Co.	4.650%	11/4/44	4,728	4,372
	Wells Fargo & Co.	3.900%	5/1/45	4,240	3,759
	Wells Fargo & Co.	4.900%	11/17/45	3,801	3,626
	Wells Fargo & Co.	4.400%	6/14/46	2,701	2,449
	Wells Fargo & Co.	4.750%	12/7/46	4,269	4,066
	Wells Fargo Bank NA	5.950%	8/26/36	1,545	1,726
	Wells Fargo Bank NA	5.850%	2/1/37	2,738	3,062
	Wells Fargo Bank NA	6.600%	1/15/38	3,213	3,867
[1]	Wells Fargo Capital X	5.950%	12/1/86	1,650	1,716

	Brokerage (0.5%)
	Brookfield Finance Inc.	4.700%	9/20/47	1,913	1,772
	Charles Schwab Corp.	4.000%	2/1/29	1,250	1,241
	CME Group Inc.	5.300%	9/15/43	1,720	1,941
	CME Group Inc.	4.150%	6/15/48	1,500	1,453
	Intercontinental Exchange Inc.	4.250%	9/21/48	2,190	2,056
	Invesco Finance plc	5.375%	11/30/43	1,018	1,088

	Jefferies Group LLC	6.250%	1/15/36	418	414
	Jefferies Group LLC	6.500%	1/20/43	1,008	1,007
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	2,600	2,252
	Legg Mason Inc.	5.625%	1/15/44	1,350	1,326
	Raymond James Financial Inc.	4.950%	7/15/46	1,651	1,572

	Finance Companies (0.6%)
	GATX Corp.	5.200%	3/15/44	195	196
	GATX Corp.	4.500%	3/30/45	195	174
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	24,042	19,384

	Insurance (6.2%)
	ACE Capital Trust II	9.700%	4/1/30	462	624
	Aetna Inc.	6.625%	6/15/36	1,530	1,798
	Aetna Inc.	6.750%	12/15/37	1,061	1,263
	Aetna Inc.	4.500%	5/15/42	1,097	997
	Aetna Inc.	4.125%	11/15/42	1,283	1,106
	Aetna Inc.	4.750%	3/15/44	890	842
	Aetna Inc.	3.875%	8/15/47	2,160	1,805
	Aflac Inc.	4.000%	10/15/46	738	657
	Aflac Inc.	4.750%	1/15/49	1,225	1,218
	Alleghany Corp.	4.900%	9/15/44	767	722
	Allstate Corp.	5.350%	6/1/33	852	938
	Allstate Corp.	5.550%	5/9/35	1,386	1,545
	Allstate Corp.	5.950%	4/1/36	985	1,138
	Allstate Corp.	4.500%	6/15/43	358	353
	Allstate Corp.	4.200%	12/15/46	1,509	1,427
[1]	Allstate Corp.	6.500%	5/15/67	1,095	1,152
	American Financial Group Inc.	4.500%	6/15/47	1,033	912
	American International Group Inc.	3.875%	1/15/35	3,213	2,726
	American International Group Inc.	4.700%	7/10/35	1,323	1,233
	American International Group Inc.	6.250%	5/1/36	740	812
	American International Group Inc.	4.500%	7/16/44	4,964	4,320
	American International Group Inc.	4.800%	7/10/45	2,525	2,284
	American International Group Inc.	4.750%	4/1/48	1,940	1,743
	American International Group Inc.	4.375%	1/15/55	1,069	865
[1]	American International Group Inc.	8.175%	5/15/68	725	869
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	750	827
	Anthem Inc.	6.375%	6/15/37	700	805
	Anthem Inc.	4.625%	5/15/42	2,251	2,108
	Anthem Inc.	4.650%	1/15/43	2,247	2,124
	Anthem Inc.	5.100%	1/15/44	1,560	1,544
	Anthem Inc.	4.650%	8/15/44	1,502	1,414
	Anthem Inc.	4.375%	12/1/47	2,775	2,494
	Anthem Inc.	4.550%	3/1/48	1,700	1,571
	Anthem Inc.	4.850%	8/15/54	675	622
	Aon Corp.	4.500%	12/15/28	800	799
	Aon Corp.	6.250%	9/30/40	670	765
	Aon plc	4.600%	6/14/44	1,495	1,381
	Aon plc	4.750%	5/15/45	1,174	1,111
	Arch Capital Finance LLC	5.031%	12/15/46	1,288	1,289
	Arch Capital Group Ltd.	7.350%	5/1/34	375	464
	Arch Capital Group US Inc.	5.144%	11/1/43	1,258	1,276
	Assurant Inc.	6.750%	2/15/34	834	934
[2]	AXA Equitable Holdings Inc.	5.000%	4/20/48	3,620	3,216

	AXA SA	8.600%	12/15/30	2,068	2,602
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,669	1,904
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,009	1,968
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,083	1,046
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,250	4,973
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,846	1,837
	Brighthouse Financial Inc.	4.700%	6/22/47	2,910	2,183
	Chubb Corp.	6.000%	5/11/37	1,766	2,068
	Chubb Corp.	6.500%	5/15/38	1,093	1,364
	Chubb INA Holdings Inc.	6.700%	5/15/36	865	1,076
	Chubb INA Holdings Inc.	4.150%	3/13/43	887	842
	Chubb INA Holdings Inc.	4.350%	11/3/45	3,478	3,406
	Cigna Corp.	5.375%	2/15/42	600	618
	Cigna Corp.	3.875%	10/15/47	1,320	1,075
	Cincinnati Financial Corp.	6.125%	11/1/34	669	768
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	703	674
[2]	Halfmoon Parent Inc.	4.800%	8/15/38	4,575	4,409
[2]	Halfmoon Parent Inc.	4.900%	12/15/48	6,790	6,466
	Hartford Financial Services Group Inc.	5.950%	10/15/36	629	697
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,131	1,272
	Hartford Financial Services Group Inc.	4.300%	4/15/43	588	529
	Hartford Financial Services Group Inc.	4.400%	3/15/48	975	881
	Humana Inc.	4.625%	12/1/42	1,074	1,013
	Humana Inc.	4.950%	10/1/44	1,513	1,512
	Humana Inc.	4.800%	3/15/47	915	901
	Lincoln National Corp.	6.150%	4/7/36	714	792
	Lincoln National Corp.	6.300%	10/9/37	1,188	1,352
	Lincoln National Corp.	7.000%	6/15/40	428	524
	Lincoln National Corp.	4.350%	3/1/48	950	851
	Loews Corp.	6.000%	2/1/35	678	750
	Loews Corp.	4.125%	5/15/43	1,011	893
	Manulife Financial Corp.	5.375%	3/4/46	1,490	1,581
	Markel Corp.	5.000%	4/5/46	850	820
	Markel Corp.	4.300%	11/1/47	600	516
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	803	905
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	808	739
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,540	1,368
	MetLife Inc.	6.500%	12/15/32	429	519
	MetLife Inc.	6.375%	6/15/34	2,535	2,968
	MetLife Inc.	5.700%	6/15/35	2,437	2,693
	MetLife Inc.	5.875%	2/6/41	1,289	1,457
	MetLife Inc.	4.125%	8/13/42	793	723
	MetLife Inc.	4.875%	11/13/43	1,210	1,221
	MetLife Inc.	4.721%	12/15/44	1,447	1,434
	MetLife Inc.	4.050%	3/1/45	2,645	2,360
	MetLife Inc.	4.600%	5/13/46	1,424	1,387
[1]	MetLife Inc.	6.400%	12/15/66	4,077	4,133
[1]	MetLife Inc.	10.750%	8/1/69	523	778
[1]	Nationwide Financial Services Inc.	6.750%	5/15/87	803	836
	Principal Financial Group Inc.	6.050%	10/15/36	350	398
	Principal Financial Group Inc.	4.625%	9/15/42	665	643
	Principal Financial Group Inc.	4.350%	5/15/43	773	713
	Principal Financial Group Inc.	4.300%	11/15/46	1,720	1,561
	Progressive Corp.	6.625%	3/1/29	128	152
	Progressive Corp.	6.250%	12/1/32	462	565
	Progressive Corp.	4.350%	4/25/44	1,075	1,053
	Progressive Corp.	3.700%	1/26/45	150	132

Progressive Corp.	4.125%	4/15/47	2,366	2,209
Progressive Corp.	4.200%	3/15/48	1,305	1,235
Prudential Financial Inc.	5.750%	7/15/33	826	928
Prudential Financial Inc.	5.700%	12/14/36	869	949
Prudential Financial Inc.	6.625%	12/1/37	763	924
Prudential Financial Inc.	6.625%	6/21/40	685	850
Prudential Financial Inc.	6.200%	11/15/40	620	713
Prudential Financial Inc.	5.100%	8/15/43	516	525
Prudential Financial Inc.	4.600%	5/15/44	846	824
Prudential Financial Inc.	3.905%	12/7/47	2,070	1,780
Prudential Financial Inc.	4.418%	3/27/48	750	705
Prudential Financial Inc.	3.935%	12/7/49	2,281	1,966
Sompo International Holdings Ltd.	7.000%	7/15/34	695	783
Transatlantic Holdings Inc.	8.000%	11/30/39	636	846
Travelers Cos. Inc.	6.750%	6/20/36	1,405	1,777
Travelers Cos. Inc.	6.250%	6/15/37	1,720	2,070
Travelers Cos. Inc.	5.350%	11/1/40	1,463	1,623
Travelers Cos. Inc.	4.600%	8/1/43	1,733	1,747
Travelers Cos. Inc.	4.300%	8/25/45	778	749
Travelers Cos. Inc.	3.750%	5/15/46	1,238	1,088
Travelers Cos. Inc.	4.000%	5/30/47	656	603
Travelers Cos. Inc.	4.050%	3/7/48	800	740
Travelers Property Casualty Corp.	6.375%	3/15/33	570	696
UnitedHealth Group Inc.	4.625%	7/15/35	3,066	3,182
UnitedHealth Group Inc.	5.800%	3/15/36	1,872	2,161
UnitedHealth Group Inc.	6.500%	6/15/37	1,640	2,046
UnitedHealth Group Inc.	6.625%	11/15/37	975	1,243
UnitedHealth Group Inc.	6.875%	2/15/38	2,256	2,945
UnitedHealth Group Inc.	5.700%	10/15/40	389	451
UnitedHealth Group Inc.	5.950%	2/15/41	193	230
UnitedHealth Group Inc.	4.625%	11/15/41	248	252
UnitedHealth Group Inc.	4.375%	3/15/42	423	418
UnitedHealth Group Inc.	3.950%	10/15/42	2,583	2,371
UnitedHealth Group Inc.	4.250%	3/15/43	1,103	1,077
UnitedHealth Group Inc.	4.750%	7/15/45	4,217	4,377
UnitedHealth Group Inc.	4.200%	1/15/47	3,060	2,931
UnitedHealth Group Inc.	4.250%	4/15/47	1,540	1,493
UnitedHealth Group Inc.	3.750%	10/15/47	875	782
UnitedHealth Group Inc.	4.250%	6/15/48	3,215	3,098
Unum Group	5.750%	8/15/42	990	994
Voya Financial Inc.	5.700%	7/15/43	766	814
Voya Financial Inc.	4.800%	6/15/46	707	663
Willis North America Inc.	5.050%	9/15/48	900	857
WR Berkley Corp.	4.750%	8/1/44	659	626
XLIT Ltd.	5.250%	12/15/43	722	739
XLIT Ltd.	5.500%	3/31/45	940	950

Real Estate Investment Trusts (0.8%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	539	531
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,175	1,178
AvalonBay Communities Inc.	3.900%	10/15/46	900	789
AvalonBay Communities Inc.	4.150%	7/1/47	213	195
AvalonBay Communities Inc.	4.350%	4/15/48	1,035	985
ERP Operating LP	4.150%	12/1/28	600	600
ERP Operating LP	4.500%	7/1/44	1,652	1,607
ERP Operating LP	4.500%	6/1/45	633	623
ERP Operating LP	4.000%	8/1/47	513	460

	Essex Portfolio LP	4.500%	3/15/48	735	688
	Federal Realty Investment Trust	4.500%	12/1/44	1,293	1,233
	HCP Inc.	6.750%	2/1/41	709	852
	Hospitality Properties Trust	4.375%	2/15/30	825	750
	Kilroy Realty LP	4.750%	12/15/28	1,250	1,248
	Kilroy Realty LP	4.250%	8/15/29	400	382
	Kimco Realty Corp.	4.250%	4/1/45	1,202	1,028
	Kimco Realty Corp.	4.125%	12/1/46	538	447
	Kimco Realty Corp.	4.450%	9/1/47	720	629
	National Retail Properties Inc.	4.800%	10/15/48	650	625
	Prologis LP	4.375%	9/15/48	800	777
	Realty Income Corp.	4.650%	3/15/47	1,483	1,432
	Regency Centers LP	4.400%	2/1/47	900	821
	Simon Property Group LP	6.750%	2/1/40	836	1,044
	Simon Property Group LP	4.750%	3/15/42	1,150	1,148
	Simon Property Group LP	4.250%	10/1/44	788	729
	Simon Property Group LP	4.250%	11/30/46	1,486	1,377
	Ventas Realty LP	4.400%	1/15/29	1,720	1,689
	Ventas Realty LP	5.700%	9/30/43	564	597
	Ventas Realty LP	4.375%	2/1/45	638	567
	Welltower Inc.	6.500%	3/15/41	829	946
	Welltower Inc.	4.950%	9/1/48	950	900
					550,153
Industrial (69.3%)
	Basic Industry (4.2%)
	Albemarle Corp.	5.450%	12/1/44	678	679
	ArcelorMittal	7.000%	10/15/39	1,400	1,487
	ArcelorMittal	6.750%	3/1/41	500	514
	Barrick Gold Corp.	6.450%	10/15/35	234	259
	Barrick Gold Corp.	5.250%	4/1/42	859	834
	Barrick North America Finance LLC	5.700%	5/30/41	2,616	2,692
	Barrick North America Finance LLC	5.750%	5/1/43	1,676	1,733
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,212	2,319
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,250	2,119
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,485	5,779
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	800	757
	Dow Chemical Co.	7.375%	11/1/29	1,938	2,322
	Dow Chemical Co.	4.250%	10/1/34	1,788	1,602
	Dow Chemical Co.	9.400%	5/15/39	1,220	1,710
	Dow Chemical Co.	5.250%	11/15/41	2,455	2,384
	Dow Chemical Co.	4.375%	11/15/42	3,419	2,950
	Dow Chemical Co.	4.625%	10/1/44	395	351
[2]	Dow Chemical Co.	5.550%	11/30/48	1,500	1,501
	DowDuPont Inc.	5.319%	11/15/38	3,600	3,655
	DowDuPont Inc.	5.419%	11/15/48	4,800	4,941
	Eastman Chemical Co.	4.800%	9/1/42	975	888
	Eastman Chemical Co.	4.650%	10/15/44	2,193	1,925
	Ecolab Inc.	5.500%	12/8/41	913	1,016
	Ecolab Inc.	3.950%	12/1/47	1,505	1,364
	Georgia-Pacific LLC	7.250%	6/1/28	366	452
	Georgia-Pacific LLC	7.750%	11/15/29	339	442
	Georgia-Pacific LLC	8.875%	5/15/31	953	1,366
	Goldcorp Inc.	5.450%	6/9/44	983	969
	International Flavors & Fragrances Inc.	4.375%	6/1/47	855	754
	International Flavors & Fragrances Inc.	5.000%	9/26/48	1,700	1,633
	International Paper Co.	5.000%	9/15/35	1,266	1,218
	International Paper Co.	7.300%	11/15/39	1,534	1,802

	International Paper Co.	6.000%	11/15/41	1,355	1,404
	International Paper Co.	4.800%	6/15/44	1,410	1,244
	International Paper Co.	5.150%	5/15/46	1,560	1,445
	International Paper Co.	4.400%	8/15/47	2,390	2,023
	International Paper Co.	4.350%	8/15/48	2,150	1,789
	Lubrizol Corp.	6.500%	10/1/34	528	660
	LYB International Finance BV	5.250%	7/15/43	1,450	1,360
	LYB International Finance BV	4.875%	3/15/44	2,185	1,965
	LyondellBasell Industries NV	4.625%	2/26/55	2,324	1,923
	Meadwestvaco Corp.	7.950%	2/15/31	518	649
	Methanex Corp.	5.650%	12/1/44	639	575
	Mosaic Co.	5.450%	11/15/33	1,088	1,109
	Mosaic Co.	4.875%	11/15/41	555	504
	Mosaic Co.	5.625%	11/15/43	1,241	1,245
	Newmont Mining Corp.	5.875%	4/1/35	1,187	1,279
	Newmont Mining Corp.	6.250%	10/1/39	1,923	2,069
	Newmont Mining Corp.	4.875%	3/15/42	2,265	2,085
	Nucor Corp.	6.400%	12/1/37	1,163	1,373
	Nucor Corp.	5.200%	8/1/43	995	1,037
	Nucor Corp.	4.400%	5/1/48	980	904
	Nutrien Ltd.	4.125%	3/15/35	1,183	1,032
	Nutrien Ltd.	7.125%	5/23/36	380	434
	Nutrien Ltd.	5.875%	12/1/36	1,086	1,157
	Nutrien Ltd.	5.625%	12/1/40	660	679
	Nutrien Ltd.	6.125%	1/15/41	1,096	1,193
	Nutrien Ltd.	4.900%	6/1/43	1,053	972
	Nutrien Ltd.	5.250%	1/15/45	906	884
	Praxair Inc.	3.550%	11/7/42	1,163	1,016
	Rio Tinto Alcan Inc.	7.250%	3/15/31	843	1,057
	Rio Tinto Alcan Inc.	6.125%	12/15/33	819	967
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,080	1,177
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,592	2,785
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,191	1,217
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,843	1,723
	Rohm & Haas Co.	7.850%	7/15/29	1,190	1,471
	RPM International Inc.	5.250%	6/1/45	393	385
	RPM International Inc.	4.250%	1/15/48	800	649
	Sherwin-Williams Co.	4.000%	12/15/42	454	380
	Sherwin-Williams Co.	4.550%	8/1/45	713	639
	Sherwin-Williams Co.	4.500%	6/1/47	3,040	2,679
	Southern Copper Corp.	7.500%	7/27/35	2,916	3,318
	Southern Copper Corp.	6.750%	4/16/40	2,665	2,865
	Southern Copper Corp.	5.250%	11/8/42	1,990	1,822
	Southern Copper Corp.	5.875%	4/23/45	2,335	2,313
[2]	Suzano Austria GmbH	6.000%	1/15/29	2,100	2,108
	Vale Canada Ltd.	7.200%	9/15/32	510	550
	Vale Overseas Ltd.	8.250%	1/17/34	1,718	2,089
	Vale Overseas Ltd.	6.875%	11/21/36	4,688	5,245
	Vale Overseas Ltd.	6.875%	11/10/39	2,847	3,217
	Vale SA	5.625%	9/11/42	1,115	1,102
	Westlake Chemical Corp.	5.000%	8/15/46	1,626	1,468
	Westlake Chemical Corp.	4.375%	11/15/47	760	633
[2]	Westrock Co.	4.900%	3/15/29	1,500	1,508
	Westrock MWV LLC	8.200%	1/15/30	1,026	1,295
	Weyerhaeuser Co.	7.375%	3/15/32	2,352	2,875
	Weyerhaeuser Co.	6.875%	12/15/33	325	379

	Capital Goods (5.0%)
	3M Co.	5.700%	3/15/37	300	353
	3M Co.	3.875%	6/15/44	590	558
	3M Co.	3.125%	9/19/46	2,023	1,667
	3M Co.	3.625%	10/15/47	1,337	1,199
[3]	ABB Finance USA Inc.	4.375%	5/8/42	1,489	1,459
	Boeing Co.	6.125%	2/15/33	811	984
	Boeing Co.	6.625%	2/15/38	1,198	1,531
	Boeing Co.	3.550%	3/1/38	495	451
	Boeing Co.	6.875%	3/15/39	1,135	1,503
	Boeing Co.	5.875%	2/15/40	971	1,165
	Boeing Co.	3.375%	6/15/46	578	489
	Boeing Co.	3.650%	3/1/47	660	586
	Boeing Co.	3.625%	3/1/48	950	838
	Boeing Co.	3.850%	11/1/48	720	664
	Caterpillar Inc.	5.300%	9/15/35	648	703
	Caterpillar Inc.	6.050%	8/15/36	913	1,072
	Caterpillar Inc.	5.200%	5/27/41	916	993
	Caterpillar Inc.	3.803%	8/15/42	4,904	4,407
	Caterpillar Inc.	4.300%	5/15/44	920	897
	Caterpillar Inc.	4.750%	5/15/64	1,419	1,387
	Crane Co.	4.200%	3/15/48	1,000	885
	Deere & Co.	5.375%	10/16/29	1,157	1,292
	Deere & Co.	7.125%	3/3/31	313	400
	Deere & Co.	3.900%	6/9/42	3,552	3,367
	Dover Corp.	5.375%	10/15/35	600	639
	Dover Corp.	6.600%	3/15/38	125	150
	Dover Corp.	5.375%	3/1/41	576	617
	Eaton Corp.	4.000%	11/2/32	388	373
	Eaton Corp.	4.150%	11/2/42	3,305	2,986
	Eaton Corp.	3.915%	9/15/47	623	533
	Emerson Electric Co.	5.250%	11/15/39	115	126
	Fortive Corp.	4.300%	6/15/46	983	887
	General Dynamics Corp.	3.600%	11/15/42	1,582	1,450
	General Electric Co.	6.750%	3/15/32	6,954	7,035
	General Electric Co.	6.150%	8/7/37	2,044	1,935
	General Electric Co.	5.875%	1/14/38	6,649	6,195
	General Electric Co.	6.875%	1/10/39	3,031	3,071
	General Electric Co.	4.125%	10/9/42	4,105	3,142
	General Electric Co.	4.500%	3/11/44	4,610	3,663
	Harris Corp.	4.854%	4/27/35	1,539	1,535
	Harris Corp.	6.150%	12/15/40	548	623
	Harris Corp.	5.054%	4/27/45	703	707
	Honeywell International Inc.	5.700%	3/15/36	863	997
	Honeywell International Inc.	5.700%	3/15/37	1,318	1,531
	Honeywell International Inc.	5.375%	3/1/41	616	700
	Honeywell International Inc.	3.812%	11/21/47	700	652
	Illinois Tool Works Inc.	4.875%	9/15/41	1,496	1,599
	Illinois Tool Works Inc.	3.900%	9/1/42	2,696	2,539
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	883	969
	Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,300	1,171
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	728	694
	Johnson Controls International plc	6.000%	1/15/36	660	722
	Johnson Controls International plc	5.700%	3/1/41	400	407
	Johnson Controls International plc	4.625%	7/2/44	1,455	1,335
	Johnson Controls International plc	5.125%	9/14/45	622	613
	Johnson Controls International plc	4.500%	2/15/47	1,777	1,598

	Johnson Controls International plc	4.950%	7/2/64	755	669
	Lafarge SA	7.125%	7/15/36	1,200	1,393
	Lockheed Martin Corp.	3.600%	3/1/35	1,763	1,598
	Lockheed Martin Corp.	4.500%	5/15/36	746	750
	Lockheed Martin Corp.	6.150%	9/1/36	815	963
	Lockheed Martin Corp.	5.720%	6/1/40	779	882
	Lockheed Martin Corp.	4.850%	9/15/41	1,130	1,177
	Lockheed Martin Corp.	4.070%	12/15/42	2,668	2,477
	Lockheed Martin Corp.	3.800%	3/1/45	1,782	1,580
	Lockheed Martin Corp.	4.700%	5/15/46	3,190	3,253
	Lockheed Martin Corp.	4.090%	9/15/52	1,717	1,558
	Martin Marietta Materials Inc.	4.250%	12/15/47	1,370	1,099
	Masco Corp.	7.750%	8/1/29	140	165
	Masco Corp.	6.500%	8/15/32	140	150
	Masco Corp.	4.500%	5/15/47	553	459
	Northrop Grumman Corp.	5.050%	11/15/40	871	900
	Northrop Grumman Corp.	4.750%	6/1/43	1,863	1,851
	Northrop Grumman Corp.	3.850%	4/15/45	1,459	1,284
	Northrop Grumman Corp.	4.030%	10/15/47	3,911	3,508
	Northrop Grumman Systems Corp.	7.750%	2/15/31	1,056	1,382
	Owens Corning	7.000%	12/1/36	563	634
	Owens Corning	4.300%	7/15/47	1,453	1,113
	Owens Corning	4.400%	1/30/48	1,050	815
	Parker-Hannifin Corp.	4.200%	11/21/34	1,553	1,512
	Parker-Hannifin Corp.	6.250%	5/15/38	695	841
	Parker-Hannifin Corp.	4.450%	11/21/44	1,087	1,067
	Parker-Hannifin Corp.	4.100%	3/1/47	1,460	1,340
	Precision Castparts Corp.	3.900%	1/15/43	892	821
	Precision Castparts Corp.	4.375%	6/15/45	938	936
	Raytheon Co.	4.875%	10/15/40	1,208	1,301
	Raytheon Co.	4.700%	12/15/41	823	868
	Raytheon Co.	4.200%	12/15/44	553	544
	Republic Services Inc.	6.200%	3/1/40	875	1,046
	Republic Services Inc.	5.700%	5/15/41	410	458
	Rockwell Collins Inc.	4.800%	12/15/43	838	827
	Rockwell Collins Inc.	4.350%	4/15/47	2,055	1,878
	Snap-on Inc.	4.100%	3/1/48	830	783
	Sonoco Products Co.	5.750%	11/1/40	1,268	1,386
	Stanley Black & Decker Inc.	5.200%	9/1/40	790	849
	Stanley Black & Decker Inc.	4.850%	11/15/48	250	249
	Timken Co.	4.500%	12/15/28	750	736
	United Technologies Corp.	7.500%	9/15/29	210	264
	United Technologies Corp.	5.400%	5/1/35	1,028	1,077
	United Technologies Corp.	6.050%	6/1/36	1,178	1,316
	United Technologies Corp.	6.125%	7/15/38	1,259	1,436
	United Technologies Corp.	4.450%	11/16/38	2,500	2,406
	United Technologies Corp.	5.700%	4/15/40	2,039	2,213
	United Technologies Corp.	4.500%	6/1/42	7,955	7,468
	United Technologies Corp.	4.150%	5/15/45	1,649	1,475
	United Technologies Corp.	3.750%	11/1/46	2,175	1,816
	United Technologies Corp.	4.050%	5/4/47	1,250	1,103
	United Technologies Corp.	4.625%	11/16/48	4,095	3,905
	Valmont Industries Inc.	5.000%	10/1/44	800	707
	Valmont Industries Inc.	5.250%	10/1/54	825	710
	Vulcan Materials Co.	4.500%	6/15/47	2,123	1,737
[2]	Vulcan Materials Co.	4.700%	3/1/48	400	339
	Waste Management Inc.	3.900%	3/1/35	1,180	1,110

	Waste Management Inc.	6.125%	11/30/39	350	412
	Waste Management Inc.	4.100%	3/1/45	1,936	1,828
	WW Grainger Inc.	4.600%	6/15/45	2,266	2,214
	WW Grainger Inc.	3.750%	5/15/46	588	504
	WW Grainger Inc.	4.200%	5/15/47	975	901
	Xylem Inc.	4.375%	11/1/46	784	727

	Communication (14.2%)
	21st Century Fox America Inc.	6.550%	3/15/33	676	841
	21st Century Fox America Inc.	6.200%	12/15/34	2,425	2,891
	21st Century Fox America Inc.	6.400%	12/15/35	2,422	2,980
	21st Century Fox America Inc.	8.150%	10/17/36	631	891
	21st Century Fox America Inc.	6.150%	3/1/37	3,862	4,658
	21st Century Fox America Inc.	6.900%	8/15/39	2,145	2,811
	21st Century Fox America Inc.	6.150%	2/15/41	3,293	3,996
	21st Century Fox America Inc.	5.400%	10/1/43	2,336	2,620
	21st Century Fox America Inc.	4.750%	9/15/44	2,035	2,098
	21st Century Fox America Inc.	4.950%	10/15/45	800	850
	21st Century Fox America Inc.	7.750%	12/1/45	405	582
	21st Century Fox America Inc.	4.750%	11/15/46	850	886
	Activision Blizzard Inc.	4.500%	6/15/47	875	765
	America Movil SAB de CV	6.375%	3/1/35	2,264	2,568
	America Movil SAB de CV	6.125%	11/15/37	800	904
	America Movil SAB de CV	6.125%	3/30/40	3,910	4,436
	America Movil SAB de CV	4.375%	7/16/42	2,465	2,268
	AT&T Corp.	8.750%	11/15/31	822	1,063
	AT&T Inc.	4.300%	2/15/30	7,725	7,167
	AT&T Inc.	4.500%	5/15/35	5,910	5,232
	AT&T Inc.	5.250%	3/1/37	6,909	6,571
[2]	AT&T Inc.	4.900%	8/15/37	5,850	5,270
	AT&T Inc.	6.300%	1/15/38	25	26
	AT&T Inc.	6.550%	2/15/39	250	270
	AT&T Inc.	6.350%	3/15/40	1,113	1,157
	AT&T Inc.	6.000%	8/15/40	1,971	1,984
	AT&T Inc.	5.350%	9/1/40	4,805	4,515
	AT&T Inc.	6.375%	3/1/41	2,040	2,132
	AT&T Inc.	5.550%	8/15/41	2,149	2,054
	AT&T Inc.	5.150%	3/15/42	2,914	2,655
	AT&T Inc.	4.300%	12/15/42	3,759	3,112
	AT&T Inc.	4.800%	6/15/44	5,043	4,391
	AT&T Inc.	4.350%	6/15/45	6,866	5,595
	AT&T Inc.	4.750%	5/15/46	7,474	6,463
	AT&T Inc.	5.150%	11/15/46	4,103	3,718
	AT&T Inc.	5.450%	3/1/47	4,574	4,332
	AT&T Inc.	4.500%	3/9/48	9,393	7,874
	AT&T Inc.	4.550%	3/9/49	6,112	5,085
[2]	AT&T Inc.	5.150%	2/15/50	4,500	4,036
	AT&T Inc.	5.700%	3/1/57	1,191	1,139
[2]	AT&T Inc.	5.300%	8/15/58	1,425	1,284
	Bell Canada Inc.	4.464%	4/1/48	1,575	1,498
	British Telecommunications plc	5.125%	12/4/28	1,500	1,496
	British Telecommunications plc	9.625%	12/15/30	5,550	7,536
	CBS Corp.	7.875%	7/30/30	1,056	1,309
	CBS Corp.	5.500%	5/15/33	1,191	1,240
	CBS Corp.	5.900%	10/15/40	827	855
	CBS Corp.	4.850%	7/1/42	1,248	1,142
	CBS Corp.	4.900%	8/15/44	1,022	934

CBS Corp.	4.600%	1/15/45	1,155	1,023
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	4,220	4,302
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	1,750	1,591
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	7,495	7,532
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	5,245	4,684
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	3,450	3,217
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	1,040	1,057
Comcast Corp.	4.250%	10/15/30	3,350	3,296
Comcast Corp.	4.250%	1/15/33	3,743	3,632
Comcast Corp.	7.050%	3/15/33	1,892	2,340
Comcast Corp.	4.200%	8/15/34	1,949	1,837
Comcast Corp.	5.650%	6/15/35	1,440	1,559
Comcast Corp.	4.400%	8/15/35	1,683	1,609
Comcast Corp.	6.500%	11/15/35	2,113	2,471
Comcast Corp.	3.200%	7/15/36	1,234	1,017
Comcast Corp.	6.450%	3/15/37	1,815	2,122
Comcast Corp.	6.950%	8/15/37	1,307	1,595
Comcast Corp.	3.900%	3/1/38	3,275	2,948
Comcast Corp.	6.400%	5/15/38	1,368	1,590
Comcast Corp.	4.600%	10/15/38	6,825	6,673
Comcast Corp.	6.550%	7/1/39	175	207
Comcast Corp.	6.400%	3/1/40	911	1,077
Comcast Corp.	4.650%	7/15/42	3,014	2,902
Comcast Corp.	4.500%	1/15/43	1,021	964
Comcast Corp.	4.750%	3/1/44	2,371	2,322
Comcast Corp.	4.600%	8/15/45	3,331	3,205
Comcast Corp.	3.400%	7/15/46	3,186	2,552
Comcast Corp.	4.000%	8/15/47	250	218
Comcast Corp.	3.969%	11/1/47	5,445	4,700
Comcast Corp.	4.700%	10/15/48	8,630	8,408
Comcast Corp.	3.999%	11/1/49	5,704	4,939
Comcast Corp.	4.049%	11/1/52	3,130	2,662
Comcast Corp.	4.950%	10/15/58	5,350	5,255
Crown Castle International Corp.	4.750%	5/15/47	719	662
Deutsche Telekom International Finance BV	8.750%	6/15/30	8,385	10,980
Discovery Communications LLC	5.000%	9/20/37	2,613	2,419
Discovery Communications LLC	6.350%	6/1/40	1,880	1,998
Discovery Communications LLC	4.950%	5/15/42	2,809	2,503
Discovery Communications LLC	5.200%	9/20/47	2,855	2,634
Grupo Televisa SAB	8.500%	3/11/32	640	786
Grupo Televisa SAB	6.625%	1/15/40	1,344	1,391
Grupo Televisa SAB	5.000%	5/13/45	2,098	1,769
Grupo Televisa SAB	6.125%	1/31/46	1,925	1,892
Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,150	1,081
Koninklijke KPN NV	8.375%	10/1/30	1,726	2,208
Moody’s Corp.	5.250%	7/15/44	1,270	1,341
NBCUniversal Media LLC	6.400%	4/30/40	1,450	1,680
NBCUniversal Media LLC	5.950%	4/1/41	2,775	3,085
NBCUniversal Media LLC	4.450%	1/15/43	1,882	1,769
Orange SA	9.000%	3/1/31	5,230	7,177
Orange SA	5.375%	1/13/42	2,312	2,416

Orange SA	5.500%	2/6/44	1,274	1,352
Rogers Communications Inc.	7.500%	8/15/38	725	954
Rogers Communications Inc.	4.500%	3/15/43	889	843
Rogers Communications Inc.	5.450%	10/1/43	1,786	1,883
Rogers Communications Inc.	5.000%	3/15/44	2,200	2,208
Rogers Communications Inc.	4.300%	2/15/48	1,315	1,211
S&P Global Inc.	6.550%	11/15/37	824	1,005
S&P Global Inc.	4.500%	5/15/48	1,075	1,040
Telefonica Emisiones SAU	7.045%	6/20/36	4,368	5,001
Telefonica Emisiones SAU	4.665%	3/6/38	1,650	1,460
Telefonica Emisiones SAU	5.213%	3/8/47	4,856	4,422
Telefonica Emisiones SAU	4.895%	3/6/48	2,850	2,491
Telefonica Europe BV	8.250%	9/15/30	2,362	2,977
TELUS Corp.	4.600%	11/16/48	1,575	1,500
Thomson Reuters Corp.	5.500%	8/15/35	900	904
Thomson Reuters Corp.	5.850%	4/15/40	927	979
Thomson Reuters Corp.	5.650%	11/23/43	877	896
Time Warner Cable LLC	6.550%	5/1/37	2,653	2,691
Time Warner Cable LLC	7.300%	7/1/38	3,575	3,867
Time Warner Cable LLC	6.750%	6/15/39	3,131	3,231
Time Warner Cable LLC	5.875%	11/15/40	2,423	2,288
Time Warner Cable LLC	5.500%	9/1/41	2,615	2,344
Time Warner Cable LLC	4.500%	9/15/42	3,065	2,423
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,898	2,308
Verizon Communications Inc.	4.500%	8/10/33	7,691	7,484
Verizon Communications Inc.	4.400%	11/1/34	5,612	5,302
Verizon Communications Inc.	5.850%	9/15/35	325	353
Verizon Communications Inc.	4.272%	1/15/36	5,952	5,468
Verizon Communications Inc.	5.250%	3/16/37	6,708	6,896
Verizon Communications Inc.	4.812%	3/15/39	4,125	3,969
Verizon Communications Inc.	4.750%	11/1/41	1,725	1,630
Verizon Communications Inc.	3.850%	11/1/42	2,511	2,103
Verizon Communications Inc.	6.550%	9/15/43	1,300	1,506
Verizon Communications Inc.	4.125%	8/15/46	4,230	3,647
Verizon Communications Inc.	4.862%	8/21/46	9,929	9,475
Verizon Communications Inc.	5.500%	3/16/47	1,930	1,999
Verizon Communications Inc.	4.522%	9/15/48	9,989	9,146
Verizon Communications Inc.	5.012%	4/15/49	7,944	7,724
Verizon Communications Inc.	5.012%	8/21/54	10,539	9,983
Verizon Communications Inc.	4.672%	3/15/55	9,244	8,307
Viacom Inc.	6.875%	4/30/36	2,343	2,564
Viacom Inc.	4.375%	3/15/43	3,435	2,787
Viacom Inc.	5.850%	9/1/43	2,960	2,938
Vodafone Group plc	7.875%	2/15/30	1,088	1,330
Vodafone Group plc	6.250%	11/30/32	694	746
Vodafone Group plc	6.150%	2/27/37	3,760	3,879
Vodafone Group plc	5.000%	5/30/38	2,150	1,985
Vodafone Group plc	4.375%	2/19/43	3,108	2,534
Vodafone Group plc	5.250%	5/30/48	6,550	6,032
Walt Disney Co.	7.000%	3/1/32	1,130	1,475
Walt Disney Co.	4.375%	8/16/41	806	799
Walt Disney Co.	4.125%	12/1/41	1,308	1,254
Walt Disney Co.	3.700%	12/1/42	1,135	1,024
Walt Disney Co.	4.125%	6/1/44	1,880	1,814
Walt Disney Co.	3.000%	7/30/46	580	459
Warner Media LLC	3.800%	2/15/27	750	703
Warner Media LLC	7.625%	4/15/31	2,800	3,520

Warner Media LLC	6.200%	3/15/40	900	923
Warner Media LLC	6.100%	7/15/40	500	508
Warner Media LLC	5.375%	10/15/41	1,170	1,099
Warner Media LLC	4.900%	6/15/42	3,198	2,844
Warner Media LLC	5.350%	12/15/43	1,663	1,564
Warner Media LLC	4.650%	6/1/44	1,526	1,309
WPP Finance 2010	5.125%	9/7/42	1,020	955
WPP Finance 2010	5.625%	11/15/43	664	649

Consumer Cyclical (6.1%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	1,091	1,032
Alibaba Group Holding Ltd.	4.000%	12/6/37	2,150	1,877
Alibaba Group Holding Ltd.	4.200%	12/6/47	3,750	3,250
Alibaba Group Holding Ltd.	4.400%	12/6/57	1,925	1,669
Amazon.com Inc.	4.800%	12/5/34	2,867	3,020
Amazon.com Inc.	3.875%	8/22/37	6,035	5,682
Amazon.com Inc.	4.950%	12/5/44	2,454	2,629
Amazon.com Inc.	4.050%	8/22/47	7,320	6,900
Amazon.com Inc.	4.250%	8/22/57	4,775	4,504
Aptiv plc	4.400%	10/1/46	655	562
BorgWarner Inc.	4.375%	3/15/45	915	814
Cummins Inc.	7.125%	3/1/28	325	393
Cummins Inc.	4.875%	10/1/43	738	762
Daimler Finance North America LLC	8.500%	1/18/31	2,686	3,618
Darden Restaurants Inc.	4.550%	2/15/48	600	536
eBay Inc.	4.000%	7/15/42	1,622	1,196
Ford Motor Co.	7.450%	7/16/31	4,520	4,649
Ford Motor Co.	4.750%	1/15/43	3,841	2,881
Ford Motor Co.	7.400%	11/1/46	778	756
Ford Motor Co.	5.291%	12/8/46	2,715	2,182
General Motors Co.	5.000%	4/1/35	1,786	1,519
General Motors Co.	6.600%	4/1/36	2,624	2,548
General Motors Co.	5.150%	4/1/38	2,688	2,302
General Motors Co.	6.250%	10/2/43	3,564	3,290
General Motors Co.	5.200%	4/1/45	2,493	2,081
General Motors Co.	6.750%	4/1/46	1,560	1,522
General Motors Co.	5.400%	4/1/48	903	778
General Motors Co.	5.950%	4/1/49	1,660	1,501
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	1,450	1,392
Harley-Davidson Inc.	4.625%	7/28/45	713	645
Home Depot Inc.	3.900%	12/6/28	1,700	1,703
Home Depot Inc.	5.875%	12/16/36	6,426	7,506
Home Depot Inc.	5.400%	9/15/40	1,730	1,931
Home Depot Inc.	5.950%	4/1/41	2,225	2,652
Home Depot Inc.	4.200%	4/1/43	3,101	2,970
Home Depot Inc.	4.875%	2/15/44	1,603	1,677
Home Depot Inc.	4.400%	3/15/45	2,249	2,213
Home Depot Inc.	4.250%	4/1/46	2,465	2,375
Home Depot Inc.	3.900%	6/15/47	1,045	944
Home Depot Inc.	4.500%	12/6/48	3,200	3,208
Home Depot Inc.	3.500%	9/15/56	2,138	1,737
Kohl’s Corp.	5.550%	7/17/45	985	909
Lowe’s Cos. Inc.	6.500%	3/15/29	506	604
Lowe’s Cos. Inc.	4.650%	4/15/42	1,515	1,527
Lowe’s Cos. Inc.	4.250%	9/15/44	818	756
Lowe’s Cos. Inc.	4.375%	9/15/45	1,631	1,533
Lowe’s Cos. Inc.	3.700%	4/15/46	3,000	2,563

Lowe’s Cos. Inc.	4.050%	5/3/47	3,789	3,418
Macy’s Retail Holdings Inc.	7.000%	2/15/28	250	269
Macy’s Retail Holdings Inc.	6.900%	4/1/29	520	546
Macy’s Retail Holdings Inc.	4.500%	12/15/34	960	749
Marriott International Inc.	4.650%	12/1/28	400	391
Mastercard Inc.	3.800%	11/21/46	1,160	1,073
Mastercard Inc.	3.950%	2/26/48	1,215	1,152
McDonald’s Corp.	4.700%	12/9/35	1,355	1,348
McDonald’s Corp.	6.300%	10/15/37	1,600	1,871
McDonald’s Corp.	6.300%	3/1/38	2,305	2,678
McDonald’s Corp.	5.700%	2/1/39	720	785
McDonald’s Corp.	3.700%	2/15/42	1,002	848
McDonald’s Corp.	3.625%	5/1/43	1,203	996
McDonald’s Corp.	4.600%	5/26/45	699	665
McDonald’s Corp.	4.875%	12/9/45	3,873	3,834
McDonald’s Corp.	4.450%	3/1/47	2,531	2,371
McDonald’s Corp.	4.450%	9/1/48	1,600	1,499
NIKE Inc.	3.625%	5/1/43	808	715
NIKE Inc.	3.875%	11/1/45	2,096	1,934
NIKE Inc.	3.375%	11/1/46	1,055	883
Nordstrom Inc.	5.000%	1/15/44	2,049	1,779
QVC Inc.	5.450%	8/15/34	685	599
QVC Inc.	5.950%	3/15/43	105	93
Starbucks Corp.	4.300%	6/15/45	1,040	926
Starbucks Corp.	3.750%	12/1/47	575	473
Starbucks Corp.	4.500%	11/15/48	2,300	2,105
Target Corp.	6.350%	11/1/32	744	901
Target Corp.	6.500%	10/15/37	787	952
Target Corp.	7.000%	1/15/38	1,300	1,651
Target Corp.	4.000%	7/1/42	3,057	2,784
Target Corp.	3.625%	4/15/46	2,185	1,854
Target Corp.	3.900%	11/15/47	2,035	1,810
VF Corp.	6.450%	11/1/37	720	875
Visa Inc.	4.150%	12/14/35	3,951	3,964
Visa Inc.	4.300%	12/14/45	7,382	7,413
Visa Inc.	3.650%	9/15/47	1,450	1,301
Walgreen Co.	4.400%	9/15/42	1,085	943
Walgreens Boots Alliance Inc.	4.500%	11/18/34	961	899
Walgreens Boots Alliance Inc.	4.800%	11/18/44	3,211	2,955
Walgreens Boots Alliance Inc.	4.650%	6/1/46	940	848
Walmart Inc.	7.550%	2/15/30	1,043	1,383
Walmart Inc.	5.250%	9/1/35	4,475	5,068
Walmart Inc.	6.200%	4/15/38	2,829	3,516
Walmart Inc.	3.950%	6/28/38	3,660	3,528
Walmart Inc.	5.625%	4/1/40	2,102	2,455
Walmart Inc.	4.875%	7/8/40	875	932
Walmart Inc.	5.000%	10/25/40	1,033	1,117
Walmart Inc.	5.625%	4/15/41	2,641	3,097
Walmart Inc.	4.000%	4/11/43	1,511	1,433
Walmart Inc.	4.300%	4/22/44	990	979
Walmart Inc.	3.625%	12/15/47	2,178	1,944
Walmart Inc.	4.050%	6/29/48	6,400	6,140
Western Union Co.	6.200%	11/17/36	1,023	1,001

Consumer Noncyclical (17.8%)
Abbott Laboratories	4.750%	11/30/36	4,648	4,725
Abbott Laboratories	6.150%	11/30/37	289	338

	Abbott Laboratories	6.000%	4/1/39	814	946
	Abbott Laboratories	5.300%	5/27/40	1,818	1,951
	Abbott Laboratories	4.750%	4/15/43	728	745
	Abbott Laboratories	4.900%	11/30/46	7,475	7,738
	AbbVie Inc.	4.500%	5/14/35	5,345	4,883
	AbbVie Inc.	4.300%	5/14/36	2,188	1,956
	AbbVie Inc.	4.400%	11/6/42	5,569	4,844
	AbbVie Inc.	4.700%	5/14/45	5,655	5,062
	AbbVie Inc.	4.450%	5/14/46	4,701	4,045
	AbbVie Inc.	4.875%	11/14/48	3,580	3,270
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	875	846
	AHS Hospital Corp.	5.024%	7/1/45	763	817
	Allergan Finance LLC	4.625%	10/1/42	1,275	1,152
	Allergan Funding SCS	4.550%	3/15/35	4,215	3,912
	Allergan Funding SCS	4.850%	6/15/44	2,786	2,566
	Allergan Funding SCS	4.750%	3/15/45	2,740	2,533
	Altria Group Inc.	4.250%	8/9/42	2,446	2,101
	Altria Group Inc.	4.500%	5/2/43	1,610	1,430
	Altria Group Inc.	5.375%	1/31/44	3,286	3,233
	Altria Group Inc.	3.875%	9/16/46	3,300	2,647
	AmerisourceBergen Corp.	4.250%	3/1/45	328	275
	AmerisourceBergen Corp.	4.300%	12/15/47	2,570	2,183
	Amgen Inc.	6.400%	2/1/39	2,195	2,520
	Amgen Inc.	4.950%	10/1/41	1,393	1,379
	Amgen Inc.	5.150%	11/15/41	2,625	2,645
	Amgen Inc.	4.400%	5/1/45	3,831	3,492
	Amgen Inc.	4.563%	6/15/48	3,845	3,574
	Amgen Inc.	4.663%	6/15/51	8,422	7,786
[2]	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	13,982	13,173
[2]	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	24,518	22,800
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,490	1,217
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	1,375	1,236
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	850	935
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,920	4,421
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,510	3,287
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	728	948
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	3,285	3,085
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,074	1,650
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	6,295	5,648
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	2,135	1,848
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,210	1,062
	Archer-Daniels-Midland Co.	5.935%	10/1/32	880	998
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,005	1,110
	Archer-Daniels-Midland Co.	4.535%	3/26/42	1,396	1,394
	Archer-Daniels-Midland Co.	4.016%	4/16/43	1,622	1,508
	Archer-Daniels-Midland Co.	3.750%	9/15/47	1,085	959
	Archer-Daniels-Midland Co.	4.500%	3/15/49	1,225	1,214
	Ascension Health	3.945%	11/15/46	1,623	1,499
[1]	Ascension Health	4.847%	11/15/53	738	784
	AstraZeneca plc	4.000%	1/17/29	1,650	1,598
	AstraZeneca plc	6.450%	9/15/37	5,553	6,508
	AstraZeneca plc	4.000%	9/18/42	2,232	1,965
	AstraZeneca plc	4.375%	11/16/45	1,144	1,059
	AstraZeneca plc	4.375%	8/17/48	2,210	2,041
	BAT Capital Corp.	4.390%	8/15/37	5,720	4,833

	BAT Capital Corp.	4.540%	8/15/47	5,910	4,836
	Baxalta Inc.	5.250%	6/23/45	756	759
	Baxter International Inc.	3.500%	8/15/46	1,058	847
	Baylor Scott & White Holdings	4.185%	11/15/45	756	729
	Baylor Scott & White Holdings	3.967%	11/15/46	200	185
	Becton Dickinson & Co.	4.685%	12/15/44	2,901	2,665
	Becton Dickinson & Co.	4.669%	6/6/47	2,949	2,741
	Becton Dickinson and Co.	5.000%	11/12/40	657	651
	Biogen Inc.	5.200%	9/15/45	4,163	4,179
	Boston Children’s Hospital Corp. Revenue	4.115%	1/1/47	585	555
	Boston Scientific Corp.	7.000%	11/15/35	530	655
	Boston Scientific Corp.	7.375%	1/15/40	685	889
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,075	912
	Bristol-Myers Squibb Co.	4.500%	3/1/44	1,088	1,114
	Brown-Forman Corp.	4.000%	4/15/38	700	671
	Brown-Forman Corp.	4.500%	7/15/45	1,001	1,016
	Campbell Soup Co.	3.800%	8/2/42	875	637
	Campbell Soup Co.	4.800%	3/15/48	2,120	1,783
	Cardinal Health Inc.	4.600%	3/15/43	752	635
	Cardinal Health Inc.	4.500%	11/15/44	587	491
	Cardinal Health Inc.	4.900%	9/15/45	725	642
	Cardinal Health Inc.	4.368%	6/15/47	1,919	1,590
[1]	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	1,579	1,388
	Celgene Corp.	5.250%	8/15/43	1,245	1,171
	Celgene Corp.	4.625%	5/15/44	2,004	1,740
	Celgene Corp.	5.000%	8/15/45	4,210	3,865
	Celgene Corp.	4.350%	11/15/47	1,850	1,550
	Celgene Corp.	4.550%	2/20/48	3,525	3,053
	Children’s Hospital Medical Center Ohio GO	4.268%	5/15/44	625	611
	Church & Dwight Co. Inc.	3.950%	8/1/47	763	654
	City of Hope	5.623%	11/15/43	575	658
	City of Hope	4.378%	8/15/48	800	772
	Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	838	824
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,247
	Colgate-Palmolive Co.	4.000%	8/15/45	1,221	1,168
	Colgate-Palmolive Co.	3.700%	8/1/47	1,260	1,141
	Conagra Brands Inc.	8.250%	9/15/30	548	691
	Conagra Brands Inc.	5.300%	11/1/38	2,095	2,028
	Conagra Brands Inc.	5.400%	11/1/48	2,125	2,033
	Constellation Brands Inc.	4.500%	5/9/47	275	245
	Constellation Brands Inc.	4.100%	2/15/48	1,936	1,622
	Constellation Brands Inc.	5.250%	11/15/48	1,175	1,181
	CVS Health Corp.	4.875%	7/20/35	2,545	2,472
	CVS Health Corp.	4.780%	3/25/38	7,550	7,207
	CVS Health Corp.	6.125%	9/15/39	2,475	2,705
	CVS Health Corp.	5.300%	12/5/43	2,298	2,287
	CVS Health Corp.	5.125%	7/20/45	7,535	7,322
	CVS Health Corp.	5.050%	3/25/48	16,750	16,192
	Danaher Corp.	4.375%	9/15/45	1,072	1,059
	Dartmouth-Hitchcock Health	4.178%	8/1/48	625	601
	Delhaize America LLC	9.000%	4/15/31	320	424
	Diageo Capital plc	5.875%	9/30/36	1,281	1,488
	Diageo Capital plc	3.875%	4/29/43	883	822
	Diageo Investment Corp.	7.450%	4/15/35	837	1,109
	Diageo Investment Corp.	4.250%	5/11/42	1,166	1,140
	Dignity Health California GO	4.500%	11/1/42	950	874
	Dignity Health California GO	5.267%	11/1/64	413	393

	Duke University Health System Inc.	3.920%	6/1/47	1,168	1,102
	Eli Lilly & Co.	5.550%	3/15/37	1,011	1,154
	Eli Lilly & Co.	3.700%	3/1/45	1,446	1,314
	Eli Lilly & Co.	3.950%	5/15/47	1,850	1,743
	Estee Lauder Cos. Inc.	6.000%	5/15/37	475	567
	Estee Lauder Cos. Inc.	4.375%	6/15/45	1,078	1,082
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,058	1,023
	Express Scripts Holding Co.	6.125%	11/15/41	1,178	1,281
	Express Scripts Holding Co.	4.800%	7/15/46	3,760	3,539
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,348	1,245
	Genentech Inc.	5.250%	7/15/35	713	793
	General Mills Inc.	4.550%	4/17/38	1,150	1,046
	General Mills Inc.	5.400%	6/15/40	1,398	1,371
	General Mills Inc.	4.150%	2/15/43	925	773
	General Mills Inc.	4.700%	4/17/48	1,125	1,005
	Gilead Sciences Inc.	4.600%	9/1/35	2,134	2,077
	Gilead Sciences Inc.	4.000%	9/1/36	2,085	1,903
	Gilead Sciences Inc.	5.650%	12/1/41	2,273	2,459
	Gilead Sciences Inc.	4.800%	4/1/44	3,679	3,572
	Gilead Sciences Inc.	4.500%	2/1/45	3,329	3,104
	Gilead Sciences Inc.	4.750%	3/1/46	5,070	4,887
	Gilead Sciences Inc.	4.150%	3/1/47	3,777	3,344
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,140	7,554
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	812	795
	Hackensack Meridian Health Inc.	4.500%	7/1/57	513	513
	Hackensack Meridian Health Inc.	4.211%	7/1/48	725	689
	Hasbro Inc.	6.350%	3/15/40	688	722
	Hasbro Inc.	5.100%	5/15/44	958	856
	Hershey Co.	3.375%	8/15/46	347	297
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	700	663
	JM Smucker Co.	4.250%	3/15/35	1,250	1,115
	JM Smucker Co.	4.375%	3/15/45	1,413	1,226
	Johns Hopkins Health System Corp.	3.837%	5/15/46	913	852
	Johnson & Johnson	6.950%	9/1/29	1,660	2,140
	Johnson & Johnson	4.950%	5/15/33	1,293	1,453
	Johnson & Johnson	4.375%	12/5/33	1,815	1,915
	Johnson & Johnson	3.550%	3/1/36	2,914	2,730
	Johnson & Johnson	3.625%	3/3/37	1,328	1,247
	Johnson & Johnson	5.950%	8/15/37	1,088	1,335
	Johnson & Johnson	3.400%	1/15/38	3,020	2,744
	Johnson & Johnson	5.850%	7/15/38	726	881
	Johnson & Johnson	4.500%	9/1/40	997	1,045
	Johnson & Johnson	4.850%	5/15/41	420	450
	Johnson & Johnson	4.500%	12/5/43	1,075	1,126
	Johnson & Johnson	3.700%	3/1/46	4,515	4,190
	Johnson & Johnson	3.750%	3/3/47	1,695	1,582
	Johnson & Johnson	3.500%	1/15/48	2,525	2,256
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,800	1,931
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,360	2,249
	Kellogg Co.	7.450%	4/1/31	772	958
	Kellogg Co.	4.500%	4/1/46	1,400	1,255
[2]	Keurig Dr Pepper Inc.	4.985%	5/25/38	1,550	1,483
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,153	1,002
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,088	932
[2]	Keurig Dr Pepper Inc.	5.085%	5/25/48	1,200	1,140
	Kimberly-Clark Corp.	6.625%	8/1/37	1,018	1,293
	Kimberly-Clark Corp.	5.300%	3/1/41	950	1,063

	Kimberly-Clark Corp.	3.700%	6/1/43	644	568
	Kimberly-Clark Corp.	3.200%	7/30/46	1,320	1,078
	Kimberly-Clark Corp.	3.900%	5/4/47	450	417
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,134	2,254
	Koninklijke Philips NV	6.875%	3/11/38	1,175	1,468
	Koninklijke Philips NV	5.000%	3/15/42	1,608	1,679
	Kraft Foods Group Inc.	6.875%	1/26/39	1,135	1,255
	Kraft Foods Group Inc.	6.500%	2/9/40	2,263	2,408
	Kraft Foods Group Inc.	5.000%	6/4/42	4,266	3,804
	Kraft Heinz Foods Co.	4.625%	1/30/29	3,434	3,346
	Kraft Heinz Foods Co.	5.000%	7/15/35	2,398	2,209
	Kraft Heinz Foods Co.	5.200%	7/15/45	3,286	2,994
	Kraft Heinz Foods Co.	4.375%	6/1/46	6,700	5,456
	Kroger Co.	7.700%	6/1/29	680	808
	Kroger Co.	8.000%	9/15/29	300	365
	Kroger Co.	7.500%	4/1/31	456	552
	Kroger Co.	6.900%	4/15/38	483	553
	Kroger Co.	5.400%	7/15/40	628	611
	Kroger Co.	5.000%	4/15/42	1	1
	Kroger Co.	5.150%	8/1/43	1,380	1,318
	Kroger Co.	3.875%	10/15/46	725	569
	Kroger Co.	4.450%	2/1/47	2,229	1,943
	Kroger Co.	4.650%	1/15/48	1,413	1,256
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,371	2,160
[1]	Mayo Clinic	3.774%	11/15/43	750	700
[1]	Mayo Clinic	4.000%	11/15/47	648	618
[1]	Mayo Clinic	4.128%	11/15/52	525	513
	McCormick & Co. Inc.	4.200%	8/15/47	575	520
	McKesson Corp.	4.750%	5/30/29	2,100	2,094
	McKesson Corp.	6.000%	3/1/41	575	650
	McLaren Health Care Corp.	4.386%	5/15/48	50	48
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,495	1,767
	Mead Johnson Nutrition Co.	4.600%	6/1/44	948	949
	Medtronic Inc.	4.375%	3/15/35	5,892	5,906
	Medtronic Inc.	6.500%	3/15/39	955	1,210
	Medtronic Inc.	5.550%	3/15/40	709	811
	Medtronic Inc.	4.500%	3/15/42	1,157	1,160
	Medtronic Inc.	4.625%	3/15/44	1,027	1,038
	Medtronic Inc.	4.625%	3/15/45	9,968	10,107
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	885	980
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	1,195	1,139
	Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	753	724
	Merck & Co. Inc.	3.600%	9/15/42	1,595	1,458
	Merck & Co. Inc.	4.150%	5/18/43	4,070	4,025
	Merck & Co. Inc.	3.700%	2/10/45	4,865	4,522
	Molson Coors Brewing Co.	5.000%	5/1/42	2,267	2,126
	Molson Coors Brewing Co.	4.200%	7/15/46	3,842	3,187
[1]	Montefiore Obligated Group	5.246%	11/1/48	1,000	962
[1]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	575	523
	Mylan Inc.	5.400%	11/29/43	882	786
[2]	Mylan Inc.	5.200%	4/15/48	1,235	1,032
	Mylan NV	5.250%	6/15/46	2,350	2,025
	New York & Presbyterian Hospital	4.024%	8/1/45	1,638	1,541
	New York & Presbyterian Hospital	4.063%	8/1/56	713	670

	Newell Brands Inc.	5.375%	4/1/36	1,400	1,300
	Newell Brands Inc.	5.500%	4/1/46	3,496	3,157
	Northwell Healthcare Inc.	3.979%	11/1/46	945	830
	Northwell Healthcare Inc.	4.260%	11/1/47	1,800	1,648
	Novartis Capital Corp.	3.700%	9/21/42	871	812
	Novartis Capital Corp.	4.400%	5/6/44	4,155	4,204
	Novartis Capital Corp.	4.000%	11/20/45	2,575	2,483
	NYU Hospitals Center	4.784%	7/1/44	938	973
[1]	NYU Hospitals Center	4.368%	7/1/47	748	733
	Orlando Health Obligated Group	4.089%	10/1/48	600	557
	Partners Healthcare System Inc.	3.765%	7/1/48	650	571
	Partners Healthcare System Inc.	4.117%	7/1/55	475	440
	PeaceHealth Obligated Group	4.787%	11/15/48	650	654
	PepsiCo Inc.	4.000%	3/5/42	1,920	1,832
	PepsiCo Inc.	3.600%	8/13/42	600	538
	PepsiCo Inc.	4.250%	10/22/44	1,997	1,977
	PepsiCo Inc.	4.600%	7/17/45	737	765
	PepsiCo Inc.	4.450%	4/14/46	4,231	4,303
	PepsiCo Inc.	3.450%	10/6/46	3,138	2,724
	PepsiCo Inc.	4.000%	5/2/47	2,105	2,004
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	909	797
	Pfizer Inc.	4.000%	12/15/36	2,121	2,046
	Pfizer Inc.	4.100%	9/15/38	1,200	1,174
	Pfizer Inc.	7.200%	3/15/39	5,092	6,955
	Pfizer Inc.	5.600%	9/15/40	286	331
	Pfizer Inc.	4.300%	6/15/43	1,970	1,948
	Pfizer Inc.	4.400%	5/15/44	2,400	2,413
	Pfizer Inc.	4.125%	12/15/46	3,208	3,105
	Pfizer Inc.	4.200%	9/15/48	2,100	2,046
	Pharmacia LLC	6.600%	12/1/28	1,680	2,014
	Philip Morris International Inc.	6.375%	5/16/38	2,370	2,741
	Philip Morris International Inc.	4.375%	11/15/41	1,830	1,669
	Philip Morris International Inc.	4.500%	3/20/42	1,859	1,724
	Philip Morris International Inc.	3.875%	8/21/42	1,445	1,228
	Philip Morris International Inc.	4.125%	3/4/43	1,985	1,749
	Philip Morris International Inc.	4.875%	11/15/43	1,590	1,550
	Philip Morris International Inc.	4.250%	11/10/44	2,652	2,381
	Procter & Gamble Co.	5.550%	3/5/37	1,000	1,180
	Procter & Gamble Co.	3.500%	10/25/47	1,950	1,761
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	800	711
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	715	649
	Quest Diagnostics Inc.	4.700%	3/30/45	588	558
	Reynolds American Inc.	5.700%	8/15/35	2,369	2,365
	Reynolds American Inc.	7.250%	6/15/37	1,056	1,206
	Reynolds American Inc.	6.150%	9/15/43	768	770
	Reynolds American Inc.	5.850%	8/15/45	3,474	3,367
	RWJ Barnabas Health Inc.	3.949%	7/1/46	813	739
	Stanford Health Care	3.795%	11/15/48	1,000	921
	Stryker Corp.	4.100%	4/1/43	852	762
	Stryker Corp.	4.375%	5/15/44	565	537
	Stryker Corp.	4.625%	3/15/46	2,145	2,084
	Sutter Health	4.091%	8/15/48	725	674
	Sysco Corp.	5.375%	9/21/35	76	82
	Sysco Corp.	4.850%	10/1/45	975	947
	Sysco Corp.	4.500%	4/1/46	1,109	1,023
	Sysco Corp.	4.450%	3/15/48	1,150	1,053
[1]	Texas Health Resources	4.330%	11/15/55	552	544

Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,658	1,752
Thermo Fisher Scientific Inc.	4.100%	8/15/47	410	368
Trinity Health Corp.	4.125%	12/1/45	725	682
Tyson Foods Inc.	4.875%	8/15/34	1,776	1,706
Tyson Foods Inc.	5.150%	8/15/44	1,635	1,575
Tyson Foods Inc.	4.550%	6/2/47	455	401
Tyson Foods Inc.	5.100%	9/28/48	900	862
Unilever Capital Corp.	5.900%	11/15/32	1,654	1,979
Whirlpool Corp.	4.500%	6/1/46	1,010	822
Wyeth LLC	6.500%	2/1/34	1,818	2,234
Wyeth LLC	6.000%	2/15/36	427	510
Wyeth LLC	5.950%	4/1/37	4,498	5,366
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	750	816
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,527	1,342
Zoetis Inc.	4.700%	2/1/43	2,160	2,140
Zoetis Inc.	3.950%	9/12/47	638	570
Zoetis Inc.	4.450%	8/20/48	1,030	979

Energy (11.1%)
Anadarko Finance Co.	7.500%	5/1/31	1,942	2,243
Anadarko Petroleum Corp.	6.450%	9/15/36	4,216	4,491
Anadarko Petroleum Corp.	7.950%	6/15/39	295	351
Anadarko Petroleum Corp.	6.200%	3/15/40	1,828	1,900
Anadarko Petroleum Corp.	4.500%	7/15/44	873	742
Anadarko Petroleum Corp.	6.600%	3/15/46	2,430	2,673
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	1,050	935
Apache Corp.	7.750%	12/15/29	640	762
Apache Corp.	6.000%	1/15/37	2,223	2,269
Apache Corp.	5.100%	9/1/40	3,271	2,911
Apache Corp.	5.250%	2/1/42	931	848
Apache Corp.	4.750%	4/15/43	2,398	2,054
Apache Corp.	4.250%	1/15/44	1,590	1,272
Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,300	2,182
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	2,855	2,312
BP Capital Markets plc	3.723%	11/28/28	1,480	1,422
Buckeye Partners LP	5.850%	11/15/43	958	895
Buckeye Partners LP	5.600%	10/15/44	479	419
Burlington Resources Finance Co.	7.200%	8/15/31	1,507	1,894
Burlington Resources Finance Co.	7.400%	12/1/31	1,544	1,982
Canadian Natural Resources Ltd.	7.200%	1/15/32	888	1,038
Canadian Natural Resources Ltd.	6.450%	6/30/33	886	971
Canadian Natural Resources Ltd.	5.850%	2/1/35	450	461
Canadian Natural Resources Ltd.	6.500%	2/15/37	906	1,007
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,479	2,694
Canadian Natural Resources Ltd.	6.750%	2/1/39	840	960
Canadian Natural Resources Ltd.	4.950%	6/1/47	1,620	1,529
Cenovus Energy Inc.	5.250%	6/15/37	2,512	2,145
Cenovus Energy Inc.	6.750%	11/15/39	2,950	2,847
Cenovus Energy Inc.	4.450%	9/15/42	1,150	845
Cenovus Energy Inc.	5.200%	9/15/43	750	606
Cenovus Energy Inc.	5.400%	6/15/47	1,612	1,338
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,055	1,086
Concho Resources Inc.	4.875%	10/1/47	1,618	1,505
Concho Resources Inc.	4.850%	8/15/48	1,175	1,090
Conoco Funding Co.	7.250%	10/15/31	1,413	1,788

ConocoPhillips	5.900%	10/15/32	1,398	1,596
ConocoPhillips	5.900%	5/15/38	1,051	1,198
ConocoPhillips	6.500%	2/1/39	5,695	6,950
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	922	1,055
ConocoPhillips Co.	4.150%	11/15/34	100	96
ConocoPhillips Co.	4.300%	11/15/44	1,903	1,810
ConocoPhillips Co.	5.950%	3/15/46	746	878
ConocoPhillips Holding Co.	6.950%	4/15/29	3,212	3,889
Continental Resources Inc.	4.900%	6/1/44	1,580	1,398
Devon Energy Corp.	7.950%	4/15/32	690	819
Devon Energy Corp.	5.600%	7/15/41	2,367	2,215
Devon Energy Corp.	4.750%	5/15/42	2,026	1,724
Devon Energy Corp.	5.000%	6/15/45	1,452	1,265
Devon Financing Co. LLC	7.875%	9/30/31	1,355	1,605
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	991	969
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,052	1,010
Enable Midstream Partners LP	5.000%	5/15/44	796	646
Enbridge Energy Partners LP	7.500%	4/15/38	643	767
Enbridge Energy Partners LP	5.500%	9/15/40	1,508	1,479
Enbridge Energy Partners LP	7.375%	10/15/45	1,145	1,384
Enbridge Inc.	4.500%	6/10/44	1,050	930
Enbridge Inc.	5.500%	12/1/46	1,570	1,608
Encana Corp.	8.125%	9/15/30	650	790
Encana Corp.	7.375%	11/1/31	1,070	1,236
Encana Corp.	6.500%	8/15/34	2,523	2,694
Encana Corp.	6.625%	8/15/37	650	700
Encana Corp.	6.500%	2/1/38	1,076	1,147
Encana Corp.	5.150%	11/15/41	50	46
Energy Transfer Operating LP	8.250%	11/15/29	264	323
Energy Transfer Partners LP	4.900%	3/15/35	1,518	1,331
Energy Transfer Partners LP	6.625%	10/15/36	895	914
Energy Transfer Partners LP	5.800%	6/15/38	2,250	2,128
Energy Transfer Partners LP	7.500%	7/1/38	1,063	1,159
Energy Transfer Partners LP	6.050%	6/1/41	1,600	1,511
Energy Transfer Partners LP	6.500%	2/1/42	2,170	2,176
Energy Transfer Partners LP	5.150%	2/1/43	545	460
Energy Transfer Partners LP	5.950%	10/1/43	715	675
Energy Transfer Partners LP	5.150%	3/15/45	2,416	2,066
Energy Transfer Partners LP	6.125%	12/15/45	944	900
Energy Transfer Partners LP	5.300%	4/15/47	2,180	1,894
Energy Transfer Partners LP	6.000%	6/15/48	2,175	2,082
Enterprise Products Operating LLC	6.875%	3/1/33	992	1,176
Enterprise Products Operating LLC	6.650%	10/15/34	163	189
Enterprise Products Operating LLC	7.550%	4/15/38	218	269
Enterprise Products Operating LLC	6.125%	10/15/39	1,251	1,356
Enterprise Products Operating LLC	6.450%	9/1/40	1,060	1,192
Enterprise Products Operating LLC	5.950%	2/1/41	926	989
Enterprise Products Operating LLC	5.700%	2/15/42	1,262	1,320
Enterprise Products Operating LLC	4.850%	8/15/42	2,375	2,236
Enterprise Products Operating LLC	4.450%	2/15/43	2,208	1,958
Enterprise Products Operating LLC	4.850%	3/15/44	3,208	2,988
Enterprise Products Operating LLC	5.100%	2/15/45	2,971	2,910
Enterprise Products Operating LLC	4.900%	5/15/46	2,270	2,167
Enterprise Products Operating LLC	4.250%	2/15/48	2,385	2,058
Enterprise Products Operating LLC	4.800%	2/1/49	2,905	2,727
Enterprise Products Operating LLC	4.950%	10/15/54	1,150	1,052
EOG Resources Inc.	3.900%	4/1/35	930	866

	EQT Midstream Partners LP	6.500%	7/15/48	1,130	1,108
	Exxon Mobil Corp.	3.567%	3/6/45	1,868	1,644
	Exxon Mobil Corp.	4.114%	3/1/46	5,341	5,131
	Halliburton Co.	4.850%	11/15/35	3,295	3,196
	Halliburton Co.	6.700%	9/15/38	1,344	1,552
	Halliburton Co.	7.450%	9/15/39	1,759	2,189
	Halliburton Co.	4.500%	11/15/41	1,193	1,072
	Halliburton Co.	4.750%	8/1/43	1,613	1,497
	Halliburton Co.	5.000%	11/15/45	3,819	3,673
	Hess Corp.	7.875%	10/1/29	1,145	1,303
	Hess Corp.	7.300%	8/15/31	1,233	1,359
	Hess Corp.	7.125%	3/15/33	1,290	1,360
	Hess Corp.	6.000%	1/15/40	787	717
	Hess Corp.	5.600%	2/15/41	2,436	2,158
	Hess Corp.	5.800%	4/1/47	1,750	1,568
	Husky Energy Inc.	6.800%	9/15/37	815	969
	Kerr-McGee Corp.	7.875%	9/15/31	818	962
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	326	374
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,492	1,779
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,025	1,176
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,238	1,240
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,248	1,306
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,975	3,278
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	266	278
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	825	864
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	763	871
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	938	966
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,003	956
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,037	923
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,142	976
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	709	625
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,648	1,559
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,125	1,048
	Kinder Morgan Inc.	7.750%	1/15/32	2,130	2,521
	Kinder Morgan Inc.	7.800%	8/1/31	625	744
	Kinder Morgan Inc.	5.300%	12/1/34	2,380	2,297
	Kinder Morgan Inc.	5.550%	6/1/45	3,545	3,461
	Kinder Morgan Inc.	5.050%	2/15/46	1,380	1,245
	Kinder Morgan Inc.	5.200%	3/1/48	1,700	1,583
	Magellan Midstream Partners LP	5.150%	10/15/43	1,165	1,142
	Magellan Midstream Partners LP	4.250%	9/15/46	1,048	921
	Magellan Midstream Partners LP	4.200%	10/3/47	1,220	1,054
	Marathon Oil Corp.	6.800%	3/15/32	1,162	1,286
	Marathon Oil Corp.	6.600%	10/1/37	1,696	1,827
	Marathon Oil Corp.	5.200%	6/1/45	923	854
	Marathon Petroleum Corp.	6.500%	3/1/41	2,063	2,235
	Marathon Petroleum Corp.	4.750%	9/15/44	1,719	1,520
	Marathon Petroleum Corp.	5.850%	12/15/45	240	237
[2]	Marathon Petroleum Corp.	4.500%	4/1/48	1,195	1,008
	Marathon Petroleum Corp.	5.000%	9/15/54	863	762
	MPLX LP	4.800%	2/15/29	1,575	1,542
	MPLX LP	4.500%	4/15/38	3,695	3,177
	MPLX LP	5.200%	3/1/47	1,860	1,668
	MPLX LP	4.700%	4/15/48	3,170	2,699
	MPLX LP	5.500%	2/15/49	3,150	3,006
	MPLX LP	4.900%	4/15/58	1,200	985
	National Oilwell Varco Inc.	3.950%	12/1/42	2,217	1,766

Noble Energy Inc.	6.000%	3/1/41	1,796	1,756
Noble Energy Inc.	5.250%	11/15/43	2,092	1,864
Noble Energy Inc.	5.050%	11/15/44	1,225	1,058
Noble Energy Inc.	4.950%	8/15/47	1,443	1,231
Occidental Petroleum Corp.	4.625%	6/15/45	1,574	1,536
Occidental Petroleum Corp.	4.400%	4/15/46	2,535	2,396
Occidental Petroleum Corp.	4.100%	2/15/47	1,574	1,424
Occidental Petroleum Corp.	4.200%	3/15/48	1,970	1,816
ONEOK Inc.	6.000%	6/15/35	665	674
ONEOK Inc.	4.950%	7/13/47	1,613	1,436
ONEOK Inc.	5.200%	7/15/48	950	884
ONEOK Partners LP	6.650%	10/1/36	1,255	1,350
ONEOK Partners LP	6.850%	10/15/37	1,900	2,057
ONEOK Partners LP	6.125%	2/1/41	1,061	1,075
ONEOK Partners LP	6.200%	9/15/43	427	436
Petro-Canada	5.350%	7/15/33	723	757
Petro-Canada	5.950%	5/15/35	455	492
Petro-Canada	6.800%	5/15/38	2,204	2,554
Phillips 66	4.650%	11/15/34	2,155	2,060
Phillips 66	5.875%	5/1/42	3,241	3,469
Phillips 66	4.875%	11/15/44	3,229	3,057
Phillips 66 Partners LP	4.680%	2/15/45	775	669
Phillips 66 Partners LP	4.900%	10/1/46	1,475	1,340
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	835	868
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	1,075	929
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	455	352
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	1,830	1,500
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	1,660	1,402
Shell International Finance BV	4.125%	5/11/35	3,094	2,990
Shell International Finance BV	6.375%	12/15/38	5,335	6,603
Shell International Finance BV	5.500%	3/25/40	2,149	2,421
Shell International Finance BV	3.625%	8/21/42	1,052	932
Shell International Finance BV	4.550%	8/12/43	2,987	3,003
Shell International Finance BV	4.375%	5/11/45	6,053	5,951
Shell International Finance BV	4.000%	5/10/46	4,706	4,355
Shell International Finance BV	3.750%	9/12/46	2,936	2,604
Spectra Energy Partners LP	5.950%	9/25/43	966	1,016
Spectra Energy Partners LP	4.500%	3/15/45	1,315	1,146
Suncor Energy Inc.	7.150%	2/1/32	735	893
Suncor Energy Inc.	5.950%	12/1/34	825	904
Suncor Energy Inc.	6.500%	6/15/38	2,426	2,760
Suncor Energy Inc.	6.850%	6/1/39	2,240	2,635
Suncor Energy Inc.	4.000%	11/15/47	1,450	1,236
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	738	710
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,063	878
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,573	1,351
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	680	588
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	2,878	2,527
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	874	1,077
Texas Eastern Transmission LP	7.000%	7/15/32	929	1,085
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,890	1,772
TransCanada PipeLines Ltd.	5.600%	3/31/34	548	561

	TransCanada PipeLines Ltd.	5.850%	3/15/36	585	613
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,905	2,066
	TransCanada PipeLines Ltd.	4.750%	5/15/38	1,250	1,178
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,002	2,384
	TransCanada PipeLines Ltd.	7.625%	1/15/39	2,670	3,308
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,893	2,027
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,336	1,261
	TransCanada PipeLines Ltd.	4.875%	5/15/48	1,900	1,812
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,250	2,181
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	635	623
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,385	1,203
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	850	762
	Valero Energy Corp.	7.500%	4/15/32	1,814	2,207
	Valero Energy Corp.	6.625%	6/15/37	2,816	3,107
	Valero Energy Corp.	4.900%	3/15/45	1,834	1,686
	Western Gas Partners LP	5.450%	4/1/44	1,238	1,071
	Western Gas Partners LP	5.300%	3/1/48	1,620	1,392
	Western Gas Partners LP	5.500%	8/15/48	550	488
	Williams Cos. Inc.	7.500%	1/15/31	718	836
	Williams Cos. Inc.	6.300%	4/15/40	2,640	2,730
	Williams Cos. Inc.	5.800%	11/15/43	1,171	1,161
	Williams Cos. Inc.	5.400%	3/4/44	399	372
	Williams Cos. Inc.	5.750%	6/24/44	1,900	1,867
	Williams Cos. Inc.	4.900%	1/15/45	1,076	953
	Williams Cos. Inc.	5.100%	9/15/45	2,969	2,705
	Williams Cos. Inc.	4.850%	3/1/48	1,375	1,212

	Other Industrial (0.6%)
[1]	Boston University	4.061%	10/1/48	525	508
	California Institute of Technology GO	4.321%	8/1/45	605	612
	California Institute of Technology GO	4.700%	11/1/11	828	824
[1]	Johns Hopkins University Maryland GO	4.083%	7/1/53	735	707
[1]	Massachusetts Institute of Technology GO	3.959%	7/1/38	725	717
	Massachusetts Institute of Technology GO	5.600%	7/1/11	1,270	1,586
	Massachusetts Institute of Technology GO	4.678%	7/1/14	1,600	1,668
	Massachusetts Institute of Technology GO	3.885%	7/1/16	950	819
[1]	Northwestern University Illinois GO	4.643%	12/1/44	1,225	1,321
[1]	Northwestern University Illinois GO	3.662%	12/1/57	468	427
	President & Fellows of Harvard College Massachusetts GO	3.619%	10/1/37	436	415
	President & Fellows of Harvard College Massachusetts Revenue	3.300%	7/15/56	1,000	837
[1]	Rice University Texas GO	3.574%	5/15/45	1,747	1,620
	Stanford University California GO	3.647%	5/1/48	1,505	1,420
[1]	University of Chicago	4.003%	10/1/53	900	852
[1]	University of Notre Dame du Lac	3.438%	2/15/45	875	809
	University of Notre Dame du Lac	3.394%	2/15/48	800	720
	University of Pennsylvania GO	4.674%	9/1/12	625	630
[1]	University of Southern California GO	3.028%	10/1/39	1,102	969
[1]	University of Southern California GO	3.841%	10/1/47	875	843

	Technology (6.7%)
	Analog Devices Inc.	5.300%	12/15/45	483	500
	Apple Inc.	4.500%	2/23/36	2,275	2,368
	Apple Inc.	3.850%	5/4/43	6,626	6,053
	Apple Inc.	4.450%	5/6/44	1,923	1,919
	Apple Inc.	3.450%	2/9/45	4,157	3,562

	Apple Inc.	4.375%	5/13/45	4,279	4,207
	Apple Inc.	4.650%	2/23/46	8,873	9,047
	Apple Inc.	3.850%	8/4/46	4,323	3,898
	Apple Inc.	4.250%	2/9/47	1,635	1,579
	Apple Inc.	3.750%	9/12/47	2,718	2,434
	Apple Inc.	3.750%	11/13/47	2,035	1,816
	Applied Materials Inc.	5.100%	10/1/35	1,363	1,422
	Applied Materials Inc.	5.850%	6/15/41	1,161	1,314
	Applied Materials Inc.	4.350%	4/1/47	2,139	2,002
	Cisco Systems Inc.	5.900%	2/15/39	3,962	4,732
	Cisco Systems Inc.	5.500%	1/15/40	4,114	4,755
	Corning Inc.	4.700%	3/15/37	630	590
	Corning Inc.	5.750%	8/15/40	841	892
	Corning Inc.	4.750%	3/15/42	406	377
	Corning Inc.	5.350%	11/15/48	2,250	2,255
	Corning Inc.	4.375%	11/15/57	1,530	1,237
[2]	Dell International LLC / EMC Corp.	8.100%	7/15/36	3,490	3,769
[2]	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.350%	7/15/46	4,351	4,788
	Fidelity National Information Services Inc.	4.500%	8/15/46	1,055	947
	Fidelity National Information Services Inc.	4.750%	5/15/48	1,250	1,153
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,432	1,388
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,757	3,487
	HP Inc.	6.000%	9/15/41	2,262	2,182
	Intel Corp.	4.000%	12/15/32	1,546	1,547
	Intel Corp.	4.800%	10/1/41	2,497	2,613
	Intel Corp.	4.250%	12/15/42	1,479	1,431
	Intel Corp.	4.100%	5/19/46	2,672	2,516
	Intel Corp.	3.734%	12/8/47	6,438	5,716
	International Business Machines Corp.	5.875%	11/29/32	1,540	1,785
	International Business Machines Corp.	5.600%	11/30/39	1,395	1,529
	International Business Machines Corp.	4.000%	6/20/42	2,781	2,479
	International Business Machines Corp.	4.700%	2/19/46	1,633	1,607
	Juniper Networks Inc.	5.950%	3/15/41	818	811
	Microsoft Corp.	3.500%	2/12/35	3,867	3,610
	Microsoft Corp.	4.200%	11/3/35	883	894
	Microsoft Corp.	3.450%	8/8/36	4,255	3,928
	Microsoft Corp.	4.100%	2/6/37	7,651	7,657
	Microsoft Corp.	4.500%	10/1/40	2,196	2,282
	Microsoft Corp.	5.300%	2/8/41	1,654	1,898
	Microsoft Corp.	3.500%	11/15/42	2,159	1,937
	Microsoft Corp.	3.750%	5/1/43	1,312	1,220
	Microsoft Corp.	4.875%	12/15/43	1,188	1,293
	Microsoft Corp.	3.750%	2/12/45	4,127	3,838
	Microsoft Corp.	4.450%	11/3/45	6,425	6,647
	Microsoft Corp.	3.700%	8/8/46	9,341	8,604
	Microsoft Corp.	4.250%	2/6/47	6,272	6,340
	Microsoft Corp.	4.000%	2/12/55	6,834	6,431
	Microsoft Corp.	3.950%	8/8/56	4,514	4,202
	Microsoft Corp.	4.500%	2/6/57	4,075	4,201
	Motorola Solutions Inc.	5.500%	9/1/44	709	644
	Oracle Corp.	3.250%	5/15/30	929	859
	Oracle Corp.	4.300%	7/8/34	3,717	3,645
	Oracle Corp.	3.900%	5/15/35	2,731	2,559
	Oracle Corp.	3.850%	7/15/36	2,660	2,459
	Oracle Corp.	3.800%	11/15/37	4,124	3,762
	Oracle Corp.	6.500%	4/15/38	2,470	3,041

	Oracle Corp.	6.125%	7/8/39	2,495	2,982
	Oracle Corp.	5.375%	7/15/40	4,778	5,265
	Oracle Corp.	4.500%	7/8/44	2,225	2,181
	Oracle Corp.	4.125%	5/15/45	4,294	3,994
	Oracle Corp.	4.000%	7/15/46	6,240	5,664
	Oracle Corp.	4.000%	11/15/47	4,790	4,337
	Oracle Corp.	4.375%	5/15/55	2,280	2,135
	QUALCOMM Inc.	4.650%	5/20/35	2,143	2,047
	QUALCOMM Inc.	4.800%	5/20/45	3,184	2,940
	QUALCOMM Inc.	4.300%	5/20/47	3,055	2,660
	Seagate HDD Cayman	5.750%	12/1/34	1,025	856
	Texas Instruments Inc.	4.150%	5/15/48	3,150	3,039
	Tyco Electronics Group SA	7.125%	10/1/37	1,208	1,565
	Verisk Analytics Inc.	5.500%	6/15/45	868	862
	Xerox Corp.	6.750%	12/15/39	270	242

	Transportation (3.6%)
[1]	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	253	239
[1]	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	878	855
[1]	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	1,070	1,019
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	198	234
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	205	243
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,435	1,632
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,379	1,462
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,453	1,594
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	313	328
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,828	1,787
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,659	1,619
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,379	2,342
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,873	2,009
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,739	2,851
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,080	2,065
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	397	373
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,353	1,379
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,820	1,650
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,755	1,650
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,802	1,666
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	1,600	1,507
	Canadian National Railway Co.	6.250%	8/1/34	1,063	1,287
	Canadian National Railway Co.	6.200%	6/1/36	680	823
	Canadian National Railway Co.	6.375%	11/15/37	710	883
	Canadian National Railway Co.	4.500%	11/7/43	200	201
	Canadian National Railway Co.	3.200%	8/2/46	1,310	1,077
	Canadian National Railway Co.	3.650%	2/3/48	1,170	1,045
	Canadian National Railway Co.	4.450%	1/20/49	1,200	1,221
	Canadian Pacific Railway Co.	7.125%	10/15/31	694	871
	Canadian Pacific Railway Co.	5.750%	3/15/33	170	186
	Canadian Pacific Railway Co.	4.800%	9/15/35	418	427
	Canadian Pacific Railway Co.	5.950%	5/15/37	935	1,075
	Canadian Pacific Railway Co.	4.800%	8/1/45	995	1,023
	Canadian Pacific Railway Co.	6.125%	9/15/15	2,030	2,299
	CSX Corp.	4.250%	3/15/29	500	502
	CSX Corp.	6.000%	10/1/36	488	553
	CSX Corp.	6.150%	5/1/37	1,438	1,680

	CSX Corp.	6.220%	4/30/40	855	992
	CSX Corp.	5.500%	4/15/41	1,091	1,169
	CSX Corp.	4.750%	5/30/42	1,240	1,218
	CSX Corp.	4.400%	3/1/43	600	564
	CSX Corp.	4.100%	3/15/44	2,099	1,895
	CSX Corp.	3.800%	11/1/46	1,576	1,349
	CSX Corp.	4.300%	3/1/48	1,755	1,620
	CSX Corp.	4.750%	11/15/48	1,250	1,235
	CSX Corp.	3.950%	5/1/50	1,150	988
	CSX Corp.	4.500%	8/1/54	1,376	1,265
	CSX Corp.	4.250%	11/1/66	1,909	1,606
	CSX Corp.	4.650%	3/1/68	845	754
	FedEx Corp.	4.900%	1/15/34	1,468	1,486
	FedEx Corp.	3.900%	2/1/35	1,257	1,132
	FedEx Corp.	3.875%	8/1/42	849	714
	FedEx Corp.	4.100%	4/15/43	813	705
	FedEx Corp.	5.100%	1/15/44	2,388	2,347
	FedEx Corp.	4.100%	2/1/45	1,227	1,047
	FedEx Corp.	4.750%	11/15/45	2,090	1,962
	FedEx Corp.	4.550%	4/1/46	1,712	1,557
	FedEx Corp.	4.400%	1/15/47	2,021	1,798
	FedEx Corp.	4.050%	2/15/48	2,400	2,015
	FedEx Corp.	4.950%	10/17/48	1,600	1,553
	Kansas City Southern	4.300%	5/15/43	920	838
	Kansas City Southern	4.950%	8/15/45	808	805
	Kansas City Southern	4.700%	5/1/48	1,175	1,136
	Norfolk Southern Corp.	7.050%	5/1/37	255	323
	Norfolk Southern Corp.	4.837%	10/1/41	2,095	2,134
	Norfolk Southern Corp.	3.950%	10/1/42	1,225	1,095
	Norfolk Southern Corp.	4.450%	6/15/45	1,798	1,721
	Norfolk Southern Corp.	4.650%	1/15/46	675	665
	Norfolk Southern Corp.	3.942%	11/1/47	100	88
	Norfolk Southern Corp.	4.150%	2/28/48	1,265	1,158
	Norfolk Southern Corp.	4.050%	8/15/52	1,575	1,387
	Norfolk Southern Corp.	5.100%	8/1/18	1,439	1,355
	Union Pacific Corp.	3.375%	2/1/35	996	858
	Union Pacific Corp.	3.600%	9/15/37	1,872	1,640
	Union Pacific Corp.	4.375%	9/10/38	1,975	1,905
	Union Pacific Corp.	4.750%	9/15/41	265	262
	Union Pacific Corp.	4.300%	6/15/42	925	862
	Union Pacific Corp.	4.250%	4/15/43	1,072	990
	Union Pacific Corp.	4.821%	2/1/44	625	627
	Union Pacific Corp.	4.150%	1/15/45	325	294
	Union Pacific Corp.	4.050%	11/15/45	1,101	982
	Union Pacific Corp.	4.050%	3/1/46	2,100	1,872
	Union Pacific Corp.	3.350%	8/15/46	682	541
	Union Pacific Corp.	4.000%	4/15/47	1,101	979
	Union Pacific Corp.	4.500%	9/10/48	3,350	3,221
	Union Pacific Corp.	3.799%	10/1/51	716	590
	Union Pacific Corp.	3.875%	2/1/55	1,003	823
	Union Pacific Corp.	4.800%	9/10/58	1,050	1,015
	Union Pacific Corp.	4.375%	11/15/65	1,280	1,108
	Union Pacific Corp.	4.100%	9/15/67	1,065	872
[1]	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	450	415
[1]	United Airlines 2018-1 Class AA Pass Through Trust	3.500%	3/1/30	1,450	1,401
	United Parcel Service Inc.	6.200%	1/15/38	2,138	2,577

United Parcel Service Inc.	4.875%	11/15/40	348	360
United Parcel Service Inc.	3.625%	10/1/42	1,203	1,049
United Parcel Service Inc.	3.400%	11/15/46	409	338
United Parcel Service Inc.	3.750%	11/15/47	3,785	3,335
United Parcel Service of America Inc.	8.375%	4/1/30	325	423
				2,257,981

Utilities (12.3%)

	Electric (11.1%)
	AEP Texas Inc.	3.800%	10/1/47	650	560
	AEP Transmission Co. LLC	4.000%	12/1/46	800	727
	AEP Transmission Co. LLC	3.750%	12/1/47	688	609
	AEP Transmission Co. LLC	4.250%	9/15/48	500	475
	Alabama Power Co.	6.125%	5/15/38	790	925
	Alabama Power Co.	6.000%	3/1/39	956	1,108
	Alabama Power Co.	3.850%	12/1/42	235	210
	Alabama Power Co.	4.150%	8/15/44	1,583	1,480
	Alabama Power Co.	3.750%	3/1/45	845	738
	Alabama Power Co.	4.300%	1/2/46	1,160	1,107
	Alabama Power Co.	3.700%	12/1/47	1,040	904
	Alabama Power Co.	4.300%	7/15/48	1,600	1,529
	Ameren Illinois Co.	4.150%	3/15/46	1,061	1,006
	Ameren Illinois Co.	3.700%	12/1/47	1,425	1,262
	Ameren Illinois Co.	4.500%	3/15/49	1,000	1,009
	American Electric Power Co. Inc.	4.300%	12/1/28	1,500	1,496
	Appalachian Power Co.	7.000%	4/1/38	583	723
	Appalachian Power Co.	4.400%	5/15/44	807	758
	Appalachian Power Co.	4.450%	6/1/45	675	639
	Arizona Public Service Co.	5.050%	9/1/41	580	598
	Arizona Public Service Co.	4.500%	4/1/42	956	941
	Arizona Public Service Co.	4.350%	11/15/45	203	196
	Arizona Public Service Co.	3.750%	5/15/46	1,075	953
	Arizona Public Service Co.	4.200%	8/15/48	1,000	941
	Avista Corp.	4.350%	6/1/48	700	688
	Baltimore Gas & Electric Co.	6.350%	10/1/36	698	836
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,225	1,045
	Baltimore Gas & Electric Co.	3.750%	8/15/47	625	551
	Baltimore Gas & Electric Co.	4.250%	9/15/48	650	619
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,476	4,048
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,721	1,963
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,663	1,738
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,499	1,442
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,600	1,372
[2]	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,025	1,936
	Black Hills Corp.	4.350%	5/1/33	850	834
	Black Hills Corp.	4.200%	9/15/46	589	528
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	450	573
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,070	934
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,954	1,973
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	750	691
	Cleco Corporate Holdings LLC	4.973%	5/1/46	650	623
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,098	1,200
	CMS Energy Corp.	4.875%	3/1/44	589	594
	Commonwealth Edison Co.	5.900%	3/15/36	1,457	1,684
	Commonwealth Edison Co.	6.450%	1/15/38	656	812
	Commonwealth Edison Co.	3.800%	10/1/42	224	202
	Commonwealth Edison Co.	4.600%	8/15/43	866	878
	Commonwealth Edison Co.	4.700%	1/15/44	1,006	1,035

Commonwealth Edison Co.	3.700%	3/1/45	1,395	1,233
Commonwealth Edison Co.	4.350%	11/15/45	1,638	1,611
Commonwealth Edison Co.	3.650%	6/15/46	1,455	1,268
Commonwealth Edison Co.	3.750%	8/15/47	1,250	1,112
Commonwealth Edison Co.	4.000%	3/1/48	1,800	1,662
Connecticut Light & Power Co.	4.300%	4/15/44	808	790
Connecticut Light & Power Co.	4.150%	6/1/45	527	505
Connecticut Light & Power Co.	4.000%	4/1/48	1,450	1,350
Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	500	501
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	809	867
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	973	1,105
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	490	579
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,540	1,841
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,182	1,475
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,965	2,158
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,040	1,164
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	649	606
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	377	339
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,636	1,580
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,593	1,556
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,298	1,144
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	781	696
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,000	999
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,860	1,743
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	768	687
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	800	675
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,525	1,415
Consumers Energy Co.	3.950%	5/15/43	845	795
Consumers Energy Co.	3.250%	8/15/46	894	734
Consumers Energy Co.	3.950%	7/15/47	283	262
Consumers Energy Co.	4.050%	5/15/48	1,300	1,227
Consumers Energy Co.	4.350%	4/15/49	900	895
Delmarva Power & Light Co.	4.150%	5/15/45	738	695
Dominion Energy Inc.	6.300%	3/15/33	657	759
Dominion Energy Inc.	5.250%	8/1/33	587	617
Dominion Energy Inc.	5.950%	6/15/35	1,680	1,835
Dominion Energy Inc.	7.000%	6/15/38	176	214
Dominion Energy Inc.	4.900%	8/1/41	1,185	1,153
Dominion Energy Inc.	4.050%	9/15/42	1,749	1,538
DTE Electric Co.	4.000%	4/1/43	975	929
DTE Electric Co.	4.300%	7/1/44	201	195
DTE Electric Co.	3.700%	3/15/45	1,138	1,025
DTE Electric Co.	3.700%	6/1/46	1,103	970
DTE Electric Co.	3.750%	8/15/47	913	811
DTE Electric Co.	4.050%	5/15/48	1,275	1,205
DTE Energy Co.	6.375%	4/15/33	845	978
Duke Energy Carolinas LLC	6.000%	12/1/28	435	504
Duke Energy Carolinas LLC	6.450%	10/15/32	508	611
Duke Energy Carolinas LLC	6.100%	6/1/37	847	991
Duke Energy Carolinas LLC	6.000%	1/15/38	810	956
Duke Energy Carolinas LLC	6.050%	4/15/38	1,316	1,552
Duke Energy Carolinas LLC	5.300%	2/15/40	1,630	1,782
Duke Energy Carolinas LLC	4.250%	12/15/41	1,603	1,541
Duke Energy Carolinas LLC	4.000%	9/30/42	1,625	1,513
Duke Energy Carolinas LLC	3.750%	6/1/45	1,395	1,231
Duke Energy Carolinas LLC	3.875%	3/15/46	1,075	963
Duke Energy Carolinas LLC	3.700%	12/1/47	1,000	869

	Duke Energy Carolinas LLC	3.950%	3/15/48	700	639
	Duke Energy Corp.	4.800%	12/15/45	1,550	1,521
	Duke Energy Corp.	3.750%	9/1/46	4,075	3,415
	Duke Energy Florida LLC	6.350%	9/15/37	1,785	2,154
	Duke Energy Florida LLC	6.400%	6/15/38	1,651	2,040
	Duke Energy Florida LLC	5.650%	4/1/40	775	889
	Duke Energy Florida LLC	3.850%	11/15/42	325	291
	Duke Energy Florida LLC	3.400%	10/1/46	1,473	1,227
	Duke Energy Florida LLC	4.200%	7/15/48	1,150	1,099
[1]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,200	1,106
[1]	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	300	267
[1]	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	225	190
	Duke Energy Indiana LLC	6.120%	10/15/35	683	817
	Duke Energy Indiana LLC	6.350%	8/15/38	1,161	1,413
	Duke Energy Indiana LLC	6.450%	4/1/39	1,118	1,388
	Duke Energy Indiana LLC	4.900%	7/15/43	720	747
	Duke Energy Indiana LLC	3.750%	5/15/46	1,150	1,009
	Duke Energy Ohio Inc.	3.700%	6/15/46	645	565
	Duke Energy Progress LLC	6.300%	4/1/38	863	1,046
	Duke Energy Progress LLC	4.100%	5/15/42	483	450
	Duke Energy Progress LLC	4.100%	3/15/43	1,235	1,150
	Duke Energy Progress LLC	4.375%	3/30/44	795	774
	Duke Energy Progress LLC	4.150%	12/1/44	1,005	941
	Duke Energy Progress LLC	4.200%	8/15/45	766	724
	Duke Energy Progress LLC	3.700%	10/15/46	1,525	1,329
	Duke Energy Progress LLC	3.600%	9/15/47	1,000	855
	El Paso Electric Co.	6.000%	5/15/35	684	755
	El Paso Electric Co.	5.000%	12/1/44	663	649
	Emera US Finance LP	4.750%	6/15/46	3,261	3,032
	Entergy Louisiana LLC	3.050%	6/1/31	803	719
	Entergy Louisiana LLC	4.000%	3/15/33	1,850	1,805
	Entergy Louisiana LLC	4.950%	1/15/45	828	834
	Entergy Louisiana LLC	4.200%	9/1/48	1,600	1,523
	Exelon Corp.	4.950%	6/15/35	1,975	1,965
	Exelon Corp.	5.625%	6/15/35	826	873
	Exelon Corp.	5.100%	6/15/45	2,230	2,242
	Exelon Corp.	4.450%	4/15/46	351	324
	Exelon Generation Co. LLC	6.250%	10/1/39	1,872	1,935
	Exelon Generation Co. LLC	5.750%	10/1/41	635	621
	Exelon Generation Co. LLC	5.600%	6/15/42	1,535	1,482
	FirstEnergy Corp.	7.375%	11/15/31	3,965	4,969
	FirstEnergy Corp.	4.850%	7/15/47	1,876	1,794
	Florida Power & Light Co.	5.625%	4/1/34	550	620
	Florida Power & Light Co.	4.950%	6/1/35	135	143
	Florida Power & Light Co.	5.650%	2/1/37	537	622
	Florida Power & Light Co.	5.950%	2/1/38	1,555	1,855
	Florida Power & Light Co.	5.960%	4/1/39	1,805	2,152
	Florida Power & Light Co.	5.690%	3/1/40	946	1,111
	Florida Power & Light Co.	5.250%	2/1/41	674	747
	Florida Power & Light Co.	4.125%	2/1/42	1,685	1,627
	Florida Power & Light Co.	4.050%	6/1/42	1,405	1,333
	Florida Power & Light Co.	3.800%	12/15/42	1,660	1,512
	Florida Power & Light Co.	4.050%	10/1/44	597	569
	Florida Power & Light Co.	3.700%	12/1/47	1,480	1,313
	Florida Power & Light Co.	3.950%	3/1/48	1,585	1,470
	Florida Power & Light Co.	4.125%	6/1/48	850	818
	Georgia Power Co.	4.750%	9/1/40	1,556	1,486

	Georgia Power Co.	4.300%	3/15/42	1,798	1,602
	Georgia Power Co.	4.300%	3/15/43	540	483
	Iberdrola International BV	6.750%	7/15/36	629	736
	Indiana Michigan Power Co.	6.050%	3/15/37	968	1,090
	Indiana Michigan Power Co.	4.550%	3/15/46	893	876
	Indiana Michigan Power Co.	3.750%	7/1/47	838	725
	Indiana Michigan Power Co.	4.250%	8/15/48	1,650	1,556
	Interstate Power & Light Co.	6.250%	7/15/39	740	908
	Interstate Power & Light Co.	3.700%	9/15/46	188	162
	ITC Holdings Corp.	5.300%	7/1/43	616	664
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	860	897
	Kansas City Power & Light Co.	6.050%	11/15/35	250	293
	Kansas City Power & Light Co.	5.300%	10/1/41	490	533
	Kansas City Power & Light Co.	4.200%	6/15/47	440	409
	Kansas City Power & Light Co.	4.200%	3/15/48	575	533
	Kentucky Utilities Co.	5.125%	11/1/40	1,622	1,788
	MidAmerican Energy Co.	6.750%	12/30/31	1,055	1,315
	MidAmerican Energy Co.	5.750%	11/1/35	623	713
	MidAmerican Energy Co.	5.800%	10/15/36	685	794
	MidAmerican Energy Co.	4.800%	9/15/43	761	798
	MidAmerican Energy Co.	4.400%	10/15/44	700	694
	MidAmerican Energy Co.	4.250%	5/1/46	1,926	1,876
	MidAmerican Energy Co.	3.950%	8/1/47	375	347
	MidAmerican Energy Co.	3.650%	8/1/48	1,195	1,048
	Mississippi Power Co.	4.250%	3/15/42	931	832
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	798	1,092
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,217	1,232
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	500	495
	Nevada Power Co.	6.650%	4/1/36	913	1,153
	Nevada Power Co.	6.750%	7/1/37	636	798
	Northern States Power Co.	6.250%	6/1/36	585	718
	Northern States Power Co.	6.200%	7/1/37	971	1,185
	Northern States Power Co.	5.350%	11/1/39	700	782
	Northern States Power Co.	3.400%	8/15/42	905	782
	Northern States Power Co.	4.125%	5/15/44	588	555
	Northern States Power Co.	4.000%	8/15/45	650	610
	Northern States Power Co.	3.600%	5/15/46	870	766
	Northern States Power Co.	3.600%	9/15/47	1,113	973
	NorthWestern Corp.	4.176%	11/15/44	939	910
	NSTAR Electric Co.	5.500%	3/15/40	873	980
	NSTAR Electric Co.	4.400%	3/1/44	265	265
	Oglethorpe Power Corp.	5.950%	11/1/39	640	723
	Oglethorpe Power Corp.	5.375%	11/1/40	1,476	1,556
	Oglethorpe Power Corp.	5.250%	9/1/50	548	551
	Ohio Edison Co.	6.875%	7/15/36	483	603
	Ohio Power Co.	4.150%	4/1/48	750	714
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	600	566
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	600	534
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,089	1,378
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	638	835
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	600	806
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,360	1,500
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	865	882
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	191	212
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,085	984
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,120	1,014
[2]	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,200	1,145

Pacific Gas & Electric Co.	6.050%	3/1/34	5,824	5,576
Pacific Gas & Electric Co.	5.800%	3/1/37	2,341	2,157
Pacific Gas & Electric Co.	6.350%	2/15/38	368	350
Pacific Gas & Electric Co.	6.250%	3/1/39	1,254	1,188
Pacific Gas & Electric Co.	5.400%	1/15/40	1,735	1,535
Pacific Gas & Electric Co.	4.450%	4/15/42	1,210	983
Pacific Gas & Electric Co.	4.600%	6/15/43	1,999	1,639
Pacific Gas & Electric Co.	5.125%	11/15/43	676	576
Pacific Gas & Electric Co.	4.750%	2/15/44	1,647	1,375
Pacific Gas & Electric Co.	4.300%	3/15/45	1,384	1,083
Pacific Gas & Electric Co.	4.250%	3/15/46	883	684
Pacific Gas & Electric Co.	4.000%	12/1/46	1,623	1,227
Pacific Gas & Electric Co.	3.950%	12/1/47	850	644
PacifiCorp	7.700%	11/15/31	400	528
PacifiCorp	5.250%	6/15/35	585	636
PacifiCorp	6.100%	8/1/36	1,190	1,412
PacifiCorp	5.750%	4/1/37	1,479	1,709
PacifiCorp	6.250%	10/15/37	1,315	1,599
PacifiCorp	6.350%	7/15/38	375	461
PacifiCorp	6.000%	1/15/39	402	478
PacifiCorp	4.100%	2/1/42	500	479
PacifiCorp	4.125%	1/15/49	1,825	1,720
PECO Energy Co.	5.950%	10/1/36	533	625
PECO Energy Co.	4.150%	10/1/44	445	423
PECO Energy Co.	3.700%	9/15/47	450	395
PECO Energy Co.	3.900%	3/1/48	1,325	1,210
Potomac Electric Power Co.	6.500%	11/15/37	1,108	1,365
Potomac Electric Power Co.	4.150%	3/15/43	1,540	1,458
PPL Capital Funding Inc.	4.700%	6/1/43	1,160	1,115
PPL Capital Funding Inc.	5.000%	3/15/44	1,000	1,006
PPL Capital Funding Inc.	4.000%	9/15/47	975	838
PPL Electric Utilities Corp.	6.250%	5/15/39	630	775
PPL Electric Utilities Corp.	4.750%	7/15/43	100	104
PPL Electric Utilities Corp.	4.125%	6/15/44	760	725
PPL Electric Utilities Corp.	4.150%	10/1/45	350	337
PPL Electric Utilities Corp.	3.950%	6/1/47	1,641	1,526
PPL Electric Utilities Corp.	4.150%	6/15/48	1,075	1,025
Progress Energy Inc.	7.750%	3/1/31	723	935
Progress Energy Inc.	7.000%	10/30/31	858	1,068
Progress Energy Inc.	6.000%	12/1/39	1,190	1,373
PSEG Power LLC	8.625%	4/15/31	1,570	2,036
Public Service Co. of Colorado	6.250%	9/1/37	585	725
Public Service Co. of Colorado	6.500%	8/1/38	230	293
Public Service Co. of Colorado	3.600%	9/15/42	1,295	1,135
Public Service Co. of Colorado	4.300%	3/15/44	468	459
Public Service Co. of Colorado	3.800%	6/15/47	588	525
Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,190
Public Service Electric & Gas Co.	5.800%	5/1/37	803	938
Public Service Electric & Gas Co.	5.500%	3/1/40	325	373
Public Service Electric & Gas Co.	3.950%	5/1/42	330	309
Public Service Electric & Gas Co.	3.650%	9/1/42	1,955	1,747
Public Service Electric & Gas Co.	3.800%	1/1/43	870	799
Public Service Electric & Gas Co.	3.800%	3/1/46	1,101	1,016
Public Service Electric & Gas Co.	3.600%	12/1/47	1,285	1,124
Puget Sound Energy Inc.	6.274%	3/15/37	701	836
Puget Sound Energy Inc.	5.757%	10/1/39	960	1,104
Puget Sound Energy Inc.	5.795%	3/15/40	477	559

Puget Sound Energy Inc.	5.638%	4/15/41	678	766
Puget Sound Energy Inc.	4.300%	5/20/45	966	939
Puget Sound Energy Inc.	4.223%	6/15/48	1,400	1,345
San Diego Gas & Electric Co.	6.000%	6/1/39	629	730
San Diego Gas & Electric Co.	4.500%	8/15/40	981	970
San Diego Gas & Electric Co.	3.750%	6/1/47	690	614
San Diego Gas & Electric Co.	4.150%	5/15/48	750	698
South Carolina Electric & Gas Co.	6.625%	2/1/32	950	1,118
South Carolina Electric & Gas Co.	5.300%	5/15/33	555	583
South Carolina Electric & Gas Co.	6.050%	1/15/38	990	1,107
South Carolina Electric & Gas Co.	5.450%	2/1/41	686	746
South Carolina Electric & Gas Co.	4.350%	2/1/42	1,011	965
South Carolina Electric & Gas Co.	4.600%	6/15/43	946	926
South Carolina Electric & Gas Co.	4.100%	6/15/46	848	765
South Carolina Electric & Gas Co.	4.500%	6/1/64	724	645
South Carolina Electric & Gas Co.	5.100%	6/1/65	455	444
Southern California Edison Co.	6.650%	4/1/29	563	611
Southern California Edison Co.	6.000%	1/15/34	598	636
Southern California Edison Co.	5.750%	4/1/35	277	291
Southern California Edison Co.	5.350%	7/15/35	681	687
Southern California Edison Co.	5.550%	1/15/36	220	229
Southern California Edison Co.	5.625%	2/1/36	1,690	1,778
Southern California Edison Co.	5.550%	1/15/37	1,280	1,338
Southern California Edison Co.	5.950%	2/1/38	1,082	1,175
Southern California Edison Co.	6.050%	3/15/39	1,035	1,137
Southern California Edison Co.	5.500%	3/15/40	1,045	1,087
Southern California Edison Co.	4.500%	9/1/40	731	683
Southern California Edison Co.	4.050%	3/15/42	2,365	2,101
Southern California Edison Co.	3.900%	3/15/43	395	341
Southern California Edison Co.	4.650%	10/1/43	596	574
Southern California Edison Co.	3.600%	2/1/45	209	172
Southern California Edison Co.	4.000%	4/1/47	2,165	1,900
Southern California Edison Co.	4.125%	3/1/48	2,750	2,450
Southern Co.	4.250%	7/1/36	697	641
Southern Co.	4.400%	7/1/46	4,000	3,607
Southern Power Co.	5.150%	9/15/41	1,148	1,097
Southern Power Co.	5.250%	7/15/43	770	757
Southern Power Co.	4.950%	12/15/46	1,125	1,043
Southwestern Electric Power Co.	6.200%	3/15/40	873	1,010
Southwestern Electric Power Co.	3.900%	4/1/45	887	771
Southwestern Electric Power Co.	3.850%	2/1/48	975	831
Southwestern Public Service Co.	4.500%	8/15/41	795	781
Southwestern Public Service Co.	3.400%	8/15/46	800	669
Southwestern Public Service Co.	3.700%	8/15/47	658	576
Southwestern Public Service Co.	4.400%	11/15/48	1,200	1,157
Tampa Electric Co.	4.100%	6/15/42	890	822
Tampa Electric Co.	4.350%	5/15/44	665	641
Tampa Electric Co.	4.300%	6/15/48	1,075	1,003
Tampa Electric Co.	4.450%	6/15/49	500	477
Toledo Edison Co.	6.150%	5/15/37	573	674
TransAlta Corp.	6.500%	3/15/40	685	639
Tucson Electric Power Co.	4.850%	12/1/48	600	600
Union Electric Co.	5.300%	8/1/37	478	521
Union Electric Co.	8.450%	3/15/39	560	807
Union Electric Co.	3.900%	9/15/42	827	764
Union Electric Co.	3.650%	4/15/45	965	845
Union Electric Co.	4.000%	4/1/48	800	741

Virginia Electric & Power Co.	6.000%	1/15/36	1,510	1,731
Virginia Electric & Power Co.	6.000%	5/15/37	1,483	1,730
Virginia Electric & Power Co.	6.350%	11/30/37	302	370
Virginia Electric & Power Co.	8.875%	11/15/38	1,008	1,497
Virginia Electric & Power Co.	4.000%	1/15/43	1,246	1,149
Virginia Electric & Power Co.	4.650%	8/15/43	1,408	1,415
Virginia Electric & Power Co.	4.450%	2/15/44	1,842	1,790
Virginia Electric & Power Co.	4.200%	5/15/45	1,403	1,319
Virginia Electric & Power Co.	4.000%	11/15/46	693	630
Virginia Electric & Power Co.	3.800%	9/15/47	1,150	1,008
Virginia Electric & Power Co.	4.600%	12/1/48	1,700	1,685
Westar Energy Inc.	4.125%	3/1/42	1,273	1,211
Westar Energy Inc.	4.100%	4/1/43	881	829
Westar Energy Inc.	4.250%	12/1/45	317	305
Wisconsin Electric Power Co.	5.625%	5/15/33	535	603
Wisconsin Electric Power Co.	5.700%	12/1/36	250	290
Wisconsin Electric Power Co.	4.300%	10/15/48	650	636
Wisconsin Power & Light Co.	6.375%	8/15/37	799	960
Wisconsin Public Service Corp.	3.671%	12/1/42	420	371
Wisconsin Public Service Corp.	4.752%	11/1/44	913	962
Xcel Energy Inc.	6.500%	7/1/36	889	1,112

Natural Gas (1.0%)
Atmos Energy Corp.	5.500%	6/15/41	1,000	1,114
Atmos Energy Corp.	4.150%	1/15/43	812	762
Atmos Energy Corp.	4.125%	10/15/44	1,758	1,649
CenterPoint Energy Resources Corp.	5.850%	1/15/41	589	670
CenterPoint Energy Resources Corp.	4.100%	9/1/47	659	577
KeySpan Corp.	5.803%	4/1/35	630	701
NiSource Finance Corp.	5.950%	6/15/41	916	1,030
NiSource Finance Corp.	5.250%	2/15/43	1,340	1,388
NiSource Finance Corp.	4.800%	2/15/44	961	933
NiSource Finance Corp.	5.650%	2/1/45	1,525	1,608
NiSource Finance Corp.	4.375%	5/15/47	2,260	2,045
NiSource Finance Corp.	3.950%	3/30/48	1,065	911
ONE Gas Inc.	4.658%	2/1/44	1,271	1,275
ONE Gas Inc.	4.500%	11/1/48	825	814
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	323
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	925	807
Sempra Energy	3.800%	2/1/38	3,065	2,590
Sempra Energy	6.000%	10/15/39	1,802	1,961
Sempra Energy	4.000%	2/1/48	2,425	2,002
Southern California Gas Co.	5.125%	11/15/40	115	125
Southern California Gas Co.	3.750%	9/15/42	675	605
Southern California Gas Co.	4.125%	6/1/48	750	706
Southern California Gas Co.	4.300%	1/15/49	500	486
Southern Co. Gas Capital Corp.	5.875%	3/15/41	725	805
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,725	1,583
Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,250	1,060
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,045	945
Southwest Gas Corp.	3.800%	9/29/46	370	319
Washington Gas Light Co.	3.796%	9/15/46	863	781

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	1,603	1,963
American Water Capital Corp.	4.300%	12/1/42	865	827
American Water Capital Corp.	4.300%	9/1/45	1,115	1,077

American Water Capital Corp.	4.000%	12/1/46	425	385
American Water Capital Corp.	3.750%	9/1/47	1,458	1,264
American Water Capital Corp.	4.200%	9/1/48	1,500	1,400
Veolia Environnement SA	6.750%	6/1/38	577	676
				400,926
Total Corporate Bonds (Cost $3,482,035)				3,209,060
Taxable Municipal Bonds (0.2%)
George Washington University District of Columbia	4.126%	9/15/48	1,994	1,903
George Washington University District of Columbia GO	4.300%	9/15/44	920	919
George Washington University District of Columbia GO	4.868%	9/15/45	40	43
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	95	86
New York University Hospitals Center Revenue	5.750%	7/1/43	745	887
President & Fellows of Harvard College Massachusetts GO	4.875%	10/15/40	443	497
President & Fellows of Harvard College Massachusetts GO	3.150%	7/15/46	1,065	920
Princeton University New Jersey GO	5.700%	3/1/39	1,015	1,241
University of Southern California GO	5.250%	10/1/11	870	966
Total Taxable Municipal Bonds (Cost $7,895)				7,462

		Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
[4] Vanguard Market Liquidity Fund (Cost $30,581)	2.407%	305,809	30,581
Total Investments (99.8%) (Cost $3,526,834)			3,253,431
Other Assets and Liabilities-Net (0.2%)			6,158
Net Assets (100%)			3,259,589

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $82,411,000, representing 2.5% of net assets.

3	Securities with a value of $466,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)

					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2019	74		9,361	34

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2019	(84)		(12,802)	(22)
					12

Long-Term Corporate Bond Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	6,328	—
Corporate Bonds	—	3,209,060	—
Taxable Municipal Bonds	—	7,462	—
Temporary Cash Investments	30,581	—	—
Futures Contracts—Assets[1]	16	—	—
Futures Contracts—Liabilities[1]	(39)	—	—
Total	30,558	3,222,850	—

1 Represents variation margin on the last day of the reporting period.

Long-Term Corporate Bond Index Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.8%)
Conventional Mortgage-Backed Securities (99.7%)
[1,2]	Fannie Mae Pool	2.000%	11/1/27–11/1/31	12,886	12,095
[1,2,3]	Fannie Mae Pool	2.500%	11/1/26–10/1/46	209,679	202,192
[1,2]	Fannie Mae Pool	3.000%	11/1/25–12/1/48	753,412	727,227
[1,2]	Fannie Mae Pool	3.500%	10/1/20–1/1/49	995,134	980,659
[1,2,3]	Fannie Mae Pool	4.000%	3/1/19–1/1/49	845,501	852,828
[1,2,3]	Fannie Mae Pool	4.500%	12/1/18–1/1/49	344,031	355,166
[1,2,3]	Fannie Mae Pool	5.000%	12/1/18–12/1/48	94,393	99,481
[1,2]	Fannie Mae Pool	5.500%	3/1/20–2/1/42	56,489	60,931
[1,2]	Fannie Mae Pool	6.000%	12/1/20–5/1/41	39,209	42,437
[1,2]	Fannie Mae Pool	6.500%	10/1/21–10/1/39	9,998	10,893
[1,2]	Fannie Mae Pool	7.000%	12/1/22–10/1/37	569	645
[1,2]	Fannie Mae Pool	7.500%	11/1/22	3	3
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	7,350	6,898
[1,2]	Freddie Mac Gold Pool	2.500%	8/1/22–10/1/46	152,990	147,609
[1,2]	Freddie Mac Gold Pool	3.000%	1/1/26–12/1/48	547,529	527,709
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–12/1/48	649,712	640,029
[1,2,3]	Freddie Mac Gold Pool	4.000%	5/1/19–1/1/49	510,243	514,787
[1,2,3]	Freddie Mac Gold Pool	4.500%	12/1/18–12/1/48	198,030	204,511
[1,2,3]	Freddie Mac Gold Pool	5.000%	5/1/19–12/1/48	57,325	60,510
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/21–6/1/41	38,018	40,989
[1,2]	Freddie Mac Gold Pool	6.000%	1/1/24–5/1/40	20,078	21,847
[1,2]	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	4,945	5,424
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	238	268
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	27,911	26,924
[1,3]	Ginnie Mae I Pool	3.500%	2/15/26–12/1/48	32,187	31,896
[1,3]	Ginnie Mae I Pool	4.000%	7/15/24–1/1/49	50,229	51,020
[1]	Ginnie Mae I Pool	4.500%	8/15/33–12/1/48	35,232	36,823
[1]	Ginnie Mae I Pool	5.000%	1/15/19–4/15/41	26,350	27,872
[1]	Ginnie Mae I Pool	5.500%	10/15/32–3/15/40	8,886	9,510
[1]	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,420	3,686
[1]	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	147	163
[1]	Ginnie Mae I Pool	7.000%	10/15/27	4	4
[1]	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	27,449	25,929
[1]	Ginnie Mae II Pool	3.000%	10/20/26–1/1/49	515,503	498,455
[1,3]	Ginnie Mae II Pool	3.500%	12/20/25–1/1/49	872,823	865,730
[1,3]	Ginnie Mae II Pool	4.000%	9/20/25–12/1/48	543,485	552,020
[1,3]	Ginnie Mae II Pool	4.500%	2/20/39–1/1/49	258,711	268,068
[1,3]	Ginnie Mae II Pool	5.000%	6/20/33–12/1/48	83,493	87,986
[1]	Ginnie Mae II Pool	5.500%	11/20/33–5/20/45	15,022	15,921
[1]	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	6,505	6,948
[1]	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	710	788
[1]	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	76	87
					8,024,968
Nonconventional Mortgage-Backed Securities (0.1%)
[1,2,4]	Fannie Mae Pool	2.130%	3/1/43	454	449
[1,2,4]	Fannie Mae Pool	2.179%	6/1/43	244	243
[1,2,5]	Fannie Mae Pool	2.270%	7/1/43	774	748
[1,2,4]	Fannie Mae Pool	2.389%	10/1/42	245	244

[1,2,4]	Fannie Mae Pool	3.362%	8/1/42	113	112
[1,2,5]	Fannie Mae Pool	3.492%	4/1/41	36	36
[1,2,5]	Fannie Mae Pool	3.560%	12/1/40	6	6
[1,2,5]	Fannie Mae Pool	3.627%	3/1/38	3	3
[1,2,5]	Fannie Mae Pool	3.689%	12/1/41	68	70
[1,2,5]	Fannie Mae Pool	3.690%	2/1/41	3	3
[1,2,5]	Fannie Mae Pool	3.744%	12/1/40	137	144
[1,2,5]	Fannie Mae Pool	3.785%	1/1/40	2	2
[1,2,5]	Fannie Mae Pool	3.879%	3/1/41	105	110
[1,2,4]	Fannie Mae Pool	3.895%	5/1/42	63	65
[1,2,5]	Fannie Mae Pool	3.913%	5/1/42	27	29
[1,2,4]	Fannie Mae Pool	3.929%	8/1/39	41	42
[1,2,5]	Fannie Mae Pool	4.013%	9/1/37	25	25
[1,2,5]	Fannie Mae Pool	4.029%	1/1/42	145	151
[1,2,5]	Fannie Mae Pool	4.221%	5/1/40	2	2
[1,2,5]	Fannie Mae Pool	4.284%	4/1/37	5	6
[1,2,5]	Fannie Mae Pool	4.313%	11/1/40	6	6
[1,2,5]	Fannie Mae Pool	4.317%	5/1/41–6/1/42	692	717
[1,2,5]	Fannie Mae Pool	4.437%	10/1/37	83	86
[1,2,5]	Fannie Mae Pool	4.440%	9/1/42	351	365
[1,2,5]	Fannie Mae Pool	4.463%	3/1/42	60	64
[1,2,5]	Fannie Mae Pool	4.490%	11/1/39	17	18
[1,2,5]	Fannie Mae Pool	4.526%	10/1/39	16	17
[1,2,4]	Fannie Mae Pool	4.558%	2/1/42	117	124
[1,2,5]	Fannie Mae Pool	4.566%	9/1/40	117	123
[1,2,5]	Fannie Mae Pool	4.649%	11/1/41	17	18
[1,2,5]	Fannie Mae Pool	4.654%	12/1/39	139	144
[1,2,5]	Fannie Mae Pool	4.657%	12/1/41	69	73
[1,2,5]	Fannie Mae Pool	4.680%	11/1/41	57	60
[1,2,5]	Fannie Mae Pool	4.685%	10/1/40	7	8
[1,2,5]	Fannie Mae Pool	4.690%	12/1/40	9	9
[1,2,5]	Freddie Mac Non Gold Pool	3.495%	12/1/40	22	23
[1,2,5]	Freddie Mac Non Gold Pool	3.577%	2/1/37	11	11
[1,2,5]	Freddie Mac Non Gold Pool	3.830%	2/1/42	24	26
[1,2,5]	Freddie Mac Non Gold Pool	3.900%	2/1/41	100	106
[1,2,5]	Freddie Mac Non Gold Pool	3.910%	2/1/41	4	4
[1,2,5]	Freddie Mac Non Gold Pool	4.145%	3/1/38	11	11
[1,2,5]	Freddie Mac Non Gold Pool	4.257%	11/1/43	237	243
[1,2,5]	Freddie Mac Non Gold Pool	4.432%	5/1/40	1	1
[1,2,5]	Freddie Mac Non Gold Pool	4.479%	6/1/40	32	33
[1,2,5]	Freddie Mac Non Gold Pool	4.485%	10/1/37	9	9
[1,2,5]	Freddie Mac Non Gold Pool	4.515%	12/1/39–6/1/40	43	45
[1,2,5]	Freddie Mac Non Gold Pool	4.544%	6/1/41	50	52
[1,2,5]	Freddie Mac Non Gold Pool	4.590%	6/1/37	24	25
[1,2,5]	Freddie Mac Non Gold Pool	4.641%	9/1/40	41	43
[1,6]	Ginnie Mae II Pool	3.125%	11/20/40–12/20/42	387	397
[1,6]	Ginnie Mae II Pool	3.375%	1/20/41–2/20/41	380	394
[1,6]	Ginnie Mae II Pool	3.625%	11/20/40–4/20/41	12	13
[1,6]	Ginnie Mae II Pool	3.750%	7/20/41–8/20/41	100	103
[1,6]	Ginnie Mae II Pool	4.125%	5/20/41	6	6
					5,867
Total U.S. Government and Agency Obligations (Cost $8,275,130)					8,030,835

		Shares
Temporary Cash Investment (4.7%)
Money Market Fund (4.7%)
[7] Vanguard Market Liquidity Fund (Cost $378,467)	2.407%	3,784,886	378,488
Total Investments (104.5%) (Cost $8,653,597)			8,409,323
Other Assets and Liabilities-Net (-4.5%)			(363,261)
Net Assets (100%)			8,046,062

1         The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2         The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3         Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018.

4         Adjustable-rate security based upon 6-month USD LIBOR plus spread.

5         Adjustable-rate security based upon 12-month USD LIBOR plus spread.

6         Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.

7         Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At November 30, 2018, counterparties had deposited in segregated accounts cash with a value of $605,000 in connection with TBA transactions.

Mortgage-Backed Securities Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	8,030,835	—
Temporary Cash Investments	378,488	—	—
Total	378,488	8,030,835	—

Vanguard Explorer Value Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (92.3%)[1]
Communication Services (2.8%)
*	IAC/InterActiveCorp	92,715	16,500
	Nexstar Media Group Inc. Class A	32,586	2,693
			19,193
Consumer Discretionary (9.5%)
	Six Flags Entertainment Corp.	187,739	11,520
*	Career Education Corp.	563,709	7,604
	Lithia Motors Inc. Class A	77,646	6,434
	Wendy’s Co.	318,458	5,710
*	Modine Manufacturing Co.	400,560	5,227
	Extended Stay America Inc.	273,526	4,978
*,^	LGI Homes Inc.	104,309	4,815
	Cooper Tire & Rubber Co.	128,760	4,403
*	Boot Barn Holdings Inc.	131,704	2,982
*	Vista Outdoor Inc.	254,622	2,903
*	Del Taco Restaurants Inc.	238,253	2,552
*,^	Lands’ End Inc.	115,944	2,461
	LCI Industries	19,994	1,547
	Libbey Inc.	211,949	1,274
			64,410
Consumer Staples (2.5%)
*	Hostess Brands Inc. Class A	573,679	6,684
	Spectrum Brands Holdings Inc.	104,845	5,177
^	B&G Foods Inc.	97,321	2,952
*	Central Garden & Pet Co. Class A	54,027	1,680
	Conagra Brands Inc.	20,249	655
			17,148
Energy (4.8%)
*	Parsley Energy Inc. Class A	321,868	6,479
	SM Energy Co.	194,170	3,961
*	Carrizo Oil & Gas Inc.	195,211	3,340
*	Centennial Resource Development Inc. Class A	214,794	3,334
*	PDC Energy Inc.	97,997	3,326
*	Callon Petroleum Co.	381,754	3,264
*	QEP Resources Inc.	349,208	2,804
*	International Seaways Inc.	104,537	2,016
	Viper Energy Partners LP	47,520	1,427
*	WPX Energy Inc.	96,205	1,342
*	Apergy Corp.	28,449	975
			32,268
Financials (19.6%)
	PacWest Bancorp	401,956	16,175
	Columbia Banking System Inc.	301,384	12,260
	Popular Inc.	173,469	9,784
	Argo Group International Holdings Ltd.	139,551	9,674
	Starwood Property Trust Inc.	425,475	9,518
	BGC Partners Inc. Class A	896,955	9,454
	First BanCorp	1,022,627	9,255

	First Horizon National Corp.	490,313	8,085
	Flushing Financial Corp.	294,467	6,882
	Washington Federal Inc.	221,507	6,381
	Renasant Corp.	149,456	5,462
	James River Group Holdings Ltd.	127,821	4,865
	First Merchants Corp.	114,412	4,810
*	Bancorp Inc.	473,388	4,710
	Affiliated Managers Group Inc.	39,626	4,403
*	Texas Capital Bancshares Inc.	69,803	4,164
	South State Corp.	41,671	3,024
	WSFS Financial Corp.	47,581	2,002
	MB Financial Inc.	36,578	1,678
			132,586
Health Care (3.4%)
*	Syneos Health Inc.	180,402	9,330
*	Ligand Pharmaceuticals Inc.	37,649	5,940
*	Myriad Genetics Inc.	141,532	4,563
*	Amneal Pharmaceuticals Inc.	183,027	3,242
			23,075
Industrials (16.7%)
	KAR Auction Services Inc.	313,111	17,891
*	Genesee & Wyoming Inc. Class A	168,767	14,055
*	Teledyne Technologies Inc.	41,686	9,362
*	Beacon Roofing Supply Inc.	176,808	6,163
	Trinity Industries Inc.	254,202	6,058
*	Wesco Aircraft Holdings Inc.	604,670	5,756
	EnerSys	58,625	5,122
	Kaman Corp.	83,677	4,750
	Actuant Corp. Class A	182,137	4,663
	Encore Wire Corp.	91,809	4,587
	HNI Corp.	117,511	4,530
*	Resideo Technologies Inc.	208,558	4,303
*	BMC Stock Holdings Inc.	242,735	4,129
	Interface Inc. Class A	242,679	3,931
*	MRC Global Inc.	212,411	3,341
*	WESCO International Inc.	60,758	3,245
*	Saia Inc.	49,762	3,001
	Altra Industrial Motion Corp.	89,578	2,826
	Briggs & Stratton Corp.	123,055	1,836
	Steelcase Inc. Class A	99,251	1,608
*	DXP Enterprises Inc.	39,735	1,440
			112,597
Information Technology (9.8%)
*	ACI Worldwide Inc.	475,986	13,746
*	Fabrinet	149,783	7,898
	Silicon Motion Technology Corp. ADR	197,954	7,101
	Cypress Semiconductor Corp.	426,579	5,929
*	Semtech Corp.	97,945	5,224
*	Virtusa Corp.	115,808	5,134
*	Insight Enterprises Inc.	108,549	4,839
	Jabil Inc.	179,319	4,478
	j2 Global Inc.	57,121	4,216
*	Conduent Inc.	320,131	4,104
*	Itron Inc.	39,773	2,154
*	Infinera Corp.	264,652	1,141
			65,964

Materials (9.0%)
		FMC Corp.		205,856	17,033
		Silgan Holdings Inc.		315,552	8,125
		Valvoline Inc.		381,113	8,038
		Ashland Global Holdings Inc.		76,641	6,276
*		Allegheny Technologies Inc.		224,449	5,894
*		Kraton Corp.		173,018	4,533
		Carpenter Technology Corp.		93,960	4,048
*,^		Livent Corp.		186,806	3,445
		Innophos Holdings Inc.		81,631	2,264
		Eagle Materials Inc.		14,427	1,053
					60,709
Real Estate (11.1%)
		Medical Properties Trust Inc.		671,807	11,602
		Gaming and Leisure Properties Inc.		294,414	10,137
		Sunstone Hotel Investors Inc.		475,807	7,261
		STAG Industrial Inc.		252,171	6,756
		Mack-Cali Realty Corp.		295,722	6,405
		Cousins Properties Inc.		751,939	6,354
		Corporate Office Properties Trust		255,530	6,253
*		Howard Hughes Corp.		47,926	5,308
*		RPT Realty		360,729	5,155
		Invitation Homes Inc.		201,988	4,335
		National Retail Properties Inc.		66,867	3,347
*		SITE Centers Corp.		148,043	1,841
					74,754
Utilities (3.1%)
		Portland General Electric Co.		180,576	8,695
		MDU Resources Group Inc.		241,076	6,381
		Unitil Corp.		110,216	5,588
					20,664
Total Common Stocks (Cost $559,650)					623,368
		Coupon
Temporary Cash Investments (9.0%)[1]
Money Market Fund (8.5%)
[2,3]	Vanguard Market Liquidity Fund	2.407%		575,395	57,540

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.5%)
[4]	United States Treasury Bill	2.479%	5/9/19	3,000	2,968
Total Temporary Cash Investments (Cost $60,502)					60,508
Total Investments (101.3%) (Cost $620,152)					683,876
Other Assets and Liabilities-Net (-1.3%)3					(8,735)
Net Assets (100%)					675,141

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,019,000.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.1% and 5.2%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Includes $8,404,000 of collateral received for securities on loan.

4     Securities with a value of $1,385,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
	Expiration	Number of Long (Short Contracts	)	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	December 2018	329		25,244	(2,433)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Explorer Value Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	623,368	—	—
Temporary Cash Investments	57,540	2,968	—
Futures Contracts—Assets[1]	117	—	—
Total	681,025	2,968	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Russell 1000 Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]

Consumer Discretionary (14.1%)
*	Amazon.com Inc.	45,993	77,736
	Home Depot Inc.	130,398	23,513
	Comcast Corp. Class A	516,930	20,165
	Walt Disney Co.	168,651	19,478
	McDonald’s Corp.	87,834	16,558
	Walmart Inc.	161,406	15,761
*	Netflix Inc.	47,147	13,490
	Costco Wholesale Corp.	49,433	11,433
	NIKE Inc. Class B	141,958	10,664
*	Booking Holdings Inc.	5,363	10,146
	Starbucks Corp.	148,503	9,908
	Lowe’s Cos. Inc.	92,363	8,716
	TJX Cos. Inc.	141,929	6,933
*	Charter Communications Inc. Class A	19,746	6,500
	Twenty-First Century Fox Inc. Class A	117,417	5,809
	General Motors Co.	148,350	5,630
*	Tesla Inc.	15,311	5,366
	Target Corp.	60,726	4,309
	Ford Motor Co.	441,698	4,156
	Marriott International Inc. Class A	32,507	3,739
	Ross Stores Inc.	41,918	3,672
	Estee Lauder Cos. Inc. Class A	24,621	3,512
	Dollar General Corp.	30,447	3,379
	Yum! Brands Inc.	35,961	3,316
*	eBay Inc.	105,772	3,157
*	O’Reilly Automotive Inc.	8,952	3,104
	VF Corp.	36,626	2,977
	Carnival Corp.	45,904	2,768
	Twenty-First Century Fox Inc.	55,864	2,739
*	AutoZone Inc.	2,977	2,409
	Hilton Worldwide Holdings Inc.	31,631	2,389
*	Dollar Tree Inc.	26,628	2,311
	Las Vegas Sands Corp.	40,567	2,229
	Aptiv plc	29,946	2,153
	Royal Caribbean Cruises Ltd.	18,813	2,127
	CBS Corp. Class B	37,376	2,025
	Omnicom Group Inc.	25,186	1,939
*	Ulta Beauty Inc.	6,474	1,928
	Best Buy Co. Inc.	27,181	1,756
	Genuine Parts Co.	16,210	1,681
	Expedia Group Inc.	13,628	1,646
	Darden Restaurants Inc.	14,019	1,550
	MGM Resorts International	56,822	1,532
	Yum China Holdings Inc.	42,119	1,509
*	Lululemon Athletica Inc.	10,997	1,458
	DR Horton Inc.	38,975	1,451
	Advance Auto Parts Inc.	8,013	1,424
*	CarMax Inc.	20,201	1,335
	Lennar Corp. Class A	30,867	1,319

	Tractor Supply Co.	13,795	1,312
	Domino’s Pizza Inc.	4,731	1,312
*	Chipotle Mexican Grill Inc. Class A	2,739	1,296
	Tiffany & Co.	13,999	1,274
	Wynn Resorts Ltd.	11,618	1,271
	Kohl’s Corp.	18,803	1,263
	Tapestry Inc.	32,386	1,261
*	Norwegian Cruise Line Holdings Ltd.	24,520	1,258
	Vail Resorts Inc.	4,496	1,255
*	Burlington Stores Inc.	7,539	1,250
	Hasbro Inc.	13,012	1,184
	Macy’s Inc.	34,468	1,180
	Newell Brands Inc.	49,502	1,158
	Viacom Inc. Class B	36,935	1,140
	Nielsen Holdings plc	40,070	1,089
*	Qurate Retail Group Inc. QVC Group Class A	48,105	1,069
	Aramark	27,776	1,057
*,^	Discovery Communications Inc. Class A	33,502	1,029
	Interpublic Group of Cos. Inc.	43,459	1,021
	Lear Corp.	7,443	1,014
*	LKQ Corp.	35,434	987
	PVH Corp.	8,675	959
	BorgWarner Inc.	23,335	924
*	Liberty Broadband Corp.	10,825	919
	Whirlpool Corp.	7,219	911
*	Mohawk Industries Inc.	7,094	909
^	Sirius XM Holdings Inc.	144,594	901
	Service Corp. International	19,467	899
*	NVR Inc.	362	887
*	Live Nation Entertainment Inc.	15,631	870
	KAR Auction Services Inc.	15,215	869
	L Brands Inc.	26,191	867
	Garmin Ltd.	12,862	857
*	DISH Network Corp. Class A	24,919	816
	Harley-Davidson Inc.	18,948	801
*	Bright Horizons Family Solutions Inc.	6,403	779
	PulteGroup Inc.	28,846	765
*	TripAdvisor Inc.	11,876	761
*	Liberty Media Corp-Liberty SiriusXM Class C	18,515	743
	Foot Locker Inc.	13,166	743
	Pool Corp.	4,481	728
*	WABCO Holdings Inc.	5,953	723
*	Michael Kors Holdings Ltd.	16,046	702
	Nordstrom Inc.	13,246	700
	Ralph Lauren Corp. Class A	6,273	699
	Fortune Brands Home & Security Inc.	15,918	697
	Dunkin’ Brands Group Inc.	9,378	694
	Gentex Corp.	30,333	683
*	ServiceMaster Global Holdings Inc.	15,284	677
*	Wayfair Inc.	6,371	677
	Gap Inc.	24,261	662
*	Grand Canyon Education Inc.	5,392	660
	Polaris Industries Inc.	6,743	654
	Hanesbrands Inc.	40,942	651
*	Liberty Media Corp-Liberty Formula One	21,212	633
	H&R Block Inc.	23,375	631
	Goodyear Tire & Rubber Co.	26,899	623

*	Discovery Communications Inc.	21,149	591
*	Madison Square Garden Co. Class A	2,114	571
	Leggett & Platt Inc.	14,542	563
*,^	Caesars Entertainment Corp.	65,883	561
	Wyndham Hotels & Resorts Inc.	11,056	554
*	Mattel Inc.	38,739	539
*	GCI Liberty Inc. Class A	11,224	537
*	Under Armour Inc. Class A	22,278	532
	Brunswick Corp.	10,010	531
	Williams-Sonoma Inc.	9,277	525
	News Corp. Class A	40,432	525
	Toll Brothers Inc.	15,683	517
	Six Flags Entertainment Corp.	8,009	491
	Carter’s Inc.	5,247	485
	Cinemark Holdings Inc.	12,341	474
	Cable One Inc.	491	442
*	Under Armour Inc.	19,549	437
	Coty Inc. Class A	51,801	432
*	Skechers U.S.A. Inc. Class A	15,262	412
	Tribune Media Co. Class A	9,662	389
	Wendy’s Co.	21,560	387
	Extended Stay America Inc.	21,219	386
*	Liberty Media Corp-Liberty SiriusXM Class A	9,654	384
	Thor Industries Inc.	5,510	374
*	2U Inc.	6,321	369
*	Hilton Grand Vacations Inc.	10,908	350
	Hyatt Hotels Corp. Class A	4,753	339
*	Liberty Broadband Corp. Class A	3,797	323
*	Urban Outfitters Inc.	8,242	314
	Graham Holdings Co. Class B	464	306
	Columbia Sportswear Co.	3,318	303
	Choice Hotels International Inc.	3,879	302
	Dick’s Sporting Goods Inc.	8,219	296
*	AMC Networks Inc. Class A	4,779	286
	John Wiley & Sons Inc. Class A	5,160	285
	AMERCO	795	275
*	Tempur Sealy International Inc.	5,056	258
	Adient plc	10,212	242
*	Visteon Corp.	3,195	236
	Lions Gate Entertainment Corp. Class B	12,990	234
*	AutoNation Inc.	6,233	231
	News Corp. Class B	15,629	209
*	Michaels Cos. Inc.	12,042	204
	International Game Technology plc	11,505	198
*	Floor & Decor Holdings Inc. Class A	5,679	188
*	frontdoor Inc.	7,642	178
	Penske Automotive Group Inc.	3,898	170
	Viacom Inc. Class A	3,952	135
	Lennar Corp. Class B	3,777	131
*	Liberty Media Corp-Liberty Formula One Class A	3,892	112
*	Garrett Motion Inc.	8,351	96
	Lions Gate Entertainment Corp. Class A	3,313	64
*	Liberty Global plc Class A		—
			415,432
Consumer Staples (6.2%)
	Procter & Gamble Co.	281,709	26,624
	Coca-Cola Co.	432,374	21,792

	PepsiCo Inc.	160,220	19,537
	Philip Morris International Inc.	175,686	15,202
	Altria Group Inc.	214,141	11,741
	CVS Health Corp.	145,319	11,655
	Walgreens Boots Alliance Inc.	95,771	8,109
	Mondelez International Inc. Class A	163,757	7,366
	Colgate-Palmolive Co.	96,446	6,126
	Kimberly-Clark Corp.	39,433	4,549
	Sysco Corp.	53,950	3,636
	Kraft Heinz Co.	68,252	3,489
	Constellation Brands Inc. Class A	17,758	3,476
	Archer-Daniels-Midland Co.	63,111	2,904
	General Mills Inc.	67,200	2,843
*	Monster Beverage Corp.	45,289	2,703
	Kroger Co.	89,727	2,661
	Clorox Co.	14,522	2,405
	McCormick & Co. Inc.	13,718	2,058
	Tyson Foods Inc. Class A	32,922	1,941
	Church & Dwight Co. Inc.	27,492	1,820
	Kellogg Co.	28,107	1,789
	Hershey Co.	15,833	1,715
	Conagra Brands Inc.	52,842	1,709
	Brown-Forman Corp. Class B	31,221	1,490
	Hormel Foods Corp.	30,537	1,377
	JM Smucker Co.	12,471	1,303
	Molson Coors Brewing Co. Class B	19,633	1,291
	Lamb Weston Holdings Inc.	16,536	1,268
	Bunge Ltd.	15,813	903
	Ingredion Inc.	7,946	830
*	US Foods Holding Corp.	24,110	800
	Campbell Soup Co.	20,178	791
*	Post Holdings Inc.	7,431	719
*	Herbalife Nutrition Ltd.	12,115	694
	Keurig Dr Pepper Inc.	19,915	538
	Casey’s General Stores Inc.	4,056	525
	Nu Skin Enterprises Inc. Class A	6,354	419
	Flowers Foods Inc.	20,388	404
	Brown-Forman Corp. Class A	6,630	322
*	Sprouts Farmers Market Inc.	13,725	316
*	TreeHouse Foods Inc.	5,999	316
	Energizer Holdings Inc.	6,544	293
	Spectrum Brands Holdings Inc.	4,688	232
*	Hain Celestial Group Inc.	11,164	231
*	Pilgrim’s Pride Corp.	6,150	122
	Seaboard Corp.	31	115
			183,149
Energy (5.3%)
	Exxon Mobil Corp.	479,256	38,101
	Chevron Corp.	215,493	25,631
	ConocoPhillips	132,541	8,772
	Schlumberger Ltd.	156,727	7,068
	EOG Resources Inc.	65,434	6,760
	Occidental Petroleum Corp.	86,718	6,094
	Marathon Petroleum Corp.	75,554	4,923
	Phillips 66	47,601	4,452
	Valero Energy Corp.	48,746	3,895
	Kinder Morgan Inc.	214,981	3,670

	Williams Cos. Inc.	137,606	3,484
	Halliburton Co.	98,752	3,104
	Anadarko Petroleum Corp.	58,320	3,085
*	Concho Resources Inc.	21,989	2,866
	ONEOK Inc.	46,443	2,853
	Pioneer Natural Resources Co.	19,173	2,833
	Diamondback Energy Inc.	17,537	1,936
	Hess Corp.	30,085	1,621
	Marathon Oil Corp.	95,838	1,599
*	Cheniere Energy Inc.	26,102	1,595
	Devon Energy Corp.	57,648	1,558
	Apache Corp.	42,915	1,508
	National Oilwell Varco Inc.	43,338	1,392
	Baker Hughes a GE Co. Class A	57,455	1,311
	Noble Energy Inc.	53,871	1,279
	Cabot Oil & Gas Corp.	49,079	1,235
	HollyFrontier Corp.	18,358	1,147
	Targa Resources Corp.	24,869	1,110
	Cimarex Energy Co.	10,503	861
	Helmerich & Payne Inc.	12,042	730
*	WPX Energy Inc.	45,100	629
*	Parsley Energy Inc. Class A	29,827	600
	Murphy Oil Corp.	18,701	597
	EQT Corp.	29,916	560
*	Equitrans Midstream Corp.	23,933	534
	PBF Energy Inc. Class A	13,625	527
	Valvoline Inc.	21,486	453
*,^	Transocean Ltd.	48,655	451
*	Continental Resources Inc.	9,656	441
*	First Solar Inc.	9,170	408
*	Newfield Exploration Co.	22,822	387
*	Antero Resources Corp.	26,556	349
	Patterson-UTI Energy Inc.	24,412	339
	Range Resources Corp.	22,907	333
*	CNX Resources Corp.	22,736	315
*	Centennial Resource Development Inc. Class A	19,913	309
*,^	Chesapeake Energy Corp.	103,601	302
*	Apergy Corp.	8,740	300
*	Whiting Petroleum Corp.	9,851	298
	SM Energy Co.	12,214	249
*	QEP Resources Inc.	27,456	220
*	Arcosa Inc.	5,408	148
*	Kosmos Energy Ltd.	25,502	137
	Nabors Industries Ltd.	37,628	121
	RPC Inc.	6,211	81
*	Extraction Oil & Gas Inc.	13,208	75
*	Weatherford International plc	116,511	67
			155,703
Financial Services (20.6%)
*	Berkshire Hathaway Inc. Class B	219,080	47,812
	JPMorgan Chase & Co.	378,291	42,062
	Bank of America Corp.	1,053,159	29,910
	Visa Inc. Class A	202,190	28,652
	Wells Fargo & Co.	491,076	26,656
	Mastercard Inc. Class A	103,920	20,895
	Citigroup Inc.	284,842	18,455
*	PayPal Holdings Inc.	134,411	11,534

	US Bancorp	173,854	9,468
	American Express Co.	80,119	8,995
	American Tower Corp.	49,563	8,153
	Goldman Sachs Group Inc.	40,025	7,632
	CME Group Inc.	39,958	7,595
	PNC Financial Services Group Inc.	52,495	7,128
	Chubb Ltd.	52,412	7,010
	Simon Property Group Inc.	34,813	6,464
	Morgan Stanley	139,121	6,176
	Charles Schwab Corp.	135,846	6,086
	BlackRock Inc.	13,923	5,959
	Crown Castle International Corp.	46,827	5,380
	Bank of New York Mellon Corp.	104,543	5,364
	Intercontinental Exchange Inc.	64,458	5,267
	S&P Global Inc.	28,370	5,188
	Marsh & McLennan Cos. Inc.	57,361	5,088
	Capital One Financial Corp.	53,944	4,838
	Prologis Inc.	70,804	4,768
	Aon plc	27,563	4,551
	BB&T Corp.	88,212	4,508
	Prudential Financial Inc.	47,610	4,464
	American International Group Inc.	100,660	4,354
	Progressive Corp.	65,606	4,349
	MetLife Inc.	95,673	4,270
	Fidelity National Information Services Inc.	37,290	4,025
	Travelers Cos. Inc.	30,558	3,984
	Aflac Inc.	86,430	3,953
*	Fiserv Inc.	45,736	3,619
	Public Storage	16,754	3,573
	Allstate Corp.	39,129	3,490
	Equinix Inc.	8,959	3,452
	SunTrust Banks Inc.	52,589	3,297
	State Street Corp.	42,518	3,105
	Welltower Inc.	42,098	3,045
	Moody’s Corp.	18,860	3,000
	AvalonBay Communities Inc.	15,588	2,971
*	Worldpay Inc. Class A	33,821	2,902
	Equity Residential	40,492	2,885
	M&T Bank Corp.	16,415	2,774
	Discover Financial Services	38,687	2,758
	Digital Realty Trust Inc.	23,297	2,680
	T. Rowe Price Group Inc.	26,762	2,659
	Ventas Inc.	40,221	2,554
	Willis Towers Watson plc	14,820	2,363
	Northern Trust Corp.	23,782	2,360
	Boston Properties Inc.	17,461	2,291
	Weyerhaeuser Co.	85,693	2,263
*	Square Inc.	32,348	2,259
*	SBA Communications Corp. Class A	12,929	2,208
	Synchrony Financial	84,297	2,190
	KeyCorp	119,185	2,186
	Fifth Third Bancorp	75,289	2,103
	Realty Income Corp.	32,778	2,101
	Ameriprise Financial Inc.	16,038	2,081
	Regions Financial Corp.	125,225	2,060
	Global Payments Inc.	17,995	2,012
	Citizens Financial Group Inc.	54,004	1,964

	Essex Property Trust Inc.	7,475	1,962
*	FleetCor Technologies Inc.	9,927	1,920
	Huntington Bancshares Inc.	124,671	1,819
	First Republic Bank	18,164	1,801
	Total System Services Inc.	20,376	1,780
	Hartford Financial Services Group Inc.	40,231	1,778
*	Markel Corp.	1,535	1,756
	TD Ameritrade Holding Corp.	31,710	1,706
	Principal Financial Group Inc.	32,071	1,582
	Host Hotels & Resorts Inc.	83,034	1,578
*	CBRE Group Inc. Class A	36,080	1,576
	Arthur J Gallagher & Co.	20,369	1,570
	HCP Inc.	53,286	1,559
	MSCI Inc. Class A	9,873	1,551
	Lincoln National Corp.	24,528	1,544
	Comerica Inc.	19,483	1,543
	E*TRADE Financial Corp.	29,472	1,541
*	SVB Financial Group	6,001	1,529
	Loews Corp.	31,369	1,508
	Alexandria Real Estate Equities Inc.	11,910	1,483
	Annaly Capital Management Inc.	143,022	1,436
	Cincinnati Financial Corp.	17,423	1,424
	Vornado Realty Trust	19,620	1,412
	Broadridge Financial Solutions Inc.	13,155	1,393
	Equifax Inc.	13,561	1,392
	Cboe Global Markets Inc.	12,696	1,366
	Mid-America Apartment Communities Inc.	12,948	1,341
	TransUnion	20,610	1,331
	Extra Space Storage Inc.	13,753	1,320
	Ally Financial Inc.	48,001	1,281
	UDR Inc.	29,876	1,273
*	Arch Capital Group Ltd.	43,791	1,253
	Jack Henry & Associates Inc.	8,740	1,221
	Nasdaq Inc.	13,131	1,199
	Franklin Resources Inc.	35,085	1,189
	Raymond James Financial Inc.	14,797	1,180
*	First Data Corp. Class A	60,861	1,161
	Duke Realty Corp.	40,498	1,153
	Alliance Data Systems Corp.	5,490	1,100
	Regency Centers Corp.	17,224	1,096
	Federal Realty Investment Trust	8,295	1,096
	Iron Mountain Inc.	31,936	1,085
	Reinsurance Group of America Inc. Class A	7,257	1,084
	Zions Bancorp NA	21,904	1,066
	Alleghany Corp.	1,638	1,034
	Torchmark Corp.	11,780	1,018
	Everest Re Group Ltd.	4,554	1,011
	FactSet Research Systems Inc.	4,261	999
	Fidelity National Financial Inc.	29,668	997
	AGNC Investment Corp.	55,531	983
	Sun Communities Inc.	9,325	971
	Equity LifeStyle Properties Inc.	9,615	957
	Western Union Co.	51,087	957
	Camden Property Trust	10,037	955
	Invesco Ltd.	46,030	937
*	VICI Properties Inc.	41,802	910
	SL Green Realty Corp.	9,402	907

	MarketAxess Holdings Inc.	4,154	904
	East West Bancorp Inc.	16,465	884
	National Retail Properties Inc.	17,633	883
	WR Berkley Corp.	10,807	851
	Omega Healthcare Investors Inc.	22,393	850
	Unum Group	23,553	846
	American Financial Group Inc.	8,211	840
	Apartment Investment & Management Co.	17,791	838
	VEREIT Inc.	108,997	834
	WP Carey Inc.	12,056	817
	SEI Investments Co.	15,148	813
	Voya Financial Inc.	17,940	806
	Gaming and Leisure Properties Inc.	22,530	776
*	Athene Holding Ltd. Class A	17,731	771
	Macerich Co.	15,305	770
	Kilroy Realty Corp.	10,945	767
	Liberty Property Trust	16,812	761
	Brown & Brown Inc.	25,782	748
	Jefferies Financial Group Inc.	34,184	747
	Kimco Realty Corp.	45,548	745
	Signature Bank	6,037	745
	Jones Lang LaSalle Inc.	5,075	727
	Invitation Homes Inc.	33,687	723
	Lamar Advertising Co. Class A	9,476	719
*	WEX Inc.	4,607	714
	Medical Properties Trust Inc.	41,288	713
	Old Republic International Corp.	31,539	711
	Commerce Bancshares Inc.	11,106	700
	People’s United Financial Inc.	41,428	698
	New Residential Investment Corp.	40,509	697
	Park Hotels & Resorts Inc.	22,552	695
	American Campus Communities Inc.	15,456	677
	Douglas Emmett Inc.	18,166	671
	Affiliated Managers Group Inc.	6,016	668
	CyrusOne Inc.	11,783	661
	CubeSmart	21,095	657
	Healthcare Trust of America Inc. Class A	23,315	656
	Starwood Property Trust Inc.	29,104	651
	Popular Inc.	11,496	648
*	Euronet Worldwide Inc.	5,487	645
*	Fair Isaac Corp.	3,245	645
	Cullen/Frost Bankers Inc.	6,396	642
	LPL Financial Holdings Inc.	9,949	638
	STORE Capital Corp.	20,892	626
	Webster Financial Corp.	10,248	617
	Dun & Bradstreet Corp.	4,250	610
	American Homes 4 Rent Class A	29,094	606
	RenaissanceRe Holdings Ltd.	4,564	605
	Forest City Realty Trust Inc. Class A	23,803	602
	First Horizon National Corp.	36,156	596
	First American Financial Corp.	12,263	593
	EPR Properties	8,335	590
	CIT Group Inc.	12,652	587
	New York Community Bancorp Inc.	54,581	580
	Assurant Inc.	5,902	574
	Brixmor Property Group Inc.	33,904	559
	Hanover Insurance Group Inc.	4,843	555

*	Brighthouse Financial Inc.	13,740	553
	PacWest Bancorp	13,730	552
	Hudson Pacific Properties Inc.	17,711	547
	Lazard Ltd. Class A	13,349	536
	Eaton Vance Corp.	12,995	529
*	Credit Acceptance Corp.	1,282	525
*	Western Alliance Bancorp	11,104	520
	Axis Capital Holdings Ltd.	9,370	519
	Life Storage Inc.	5,291	517
*	SLM Corp.	50,220	516
	Prosperity Bancshares Inc.	7,347	510
	Highwoods Properties Inc.	11,627	504
	Hospitality Properties Trust	18,699	502
	Pinnacle Financial Partners Inc.	8,625	495
*	Howard Hughes Corp.	4,455	493
	Interactive Brokers Group Inc.	8,516	493
	Synovus Financial Corp.	12,967	490
	Assured Guaranty Ltd.	11,978	489
	Wintrust Financial Corp.	6,262	484
	Sterling Bancorp	24,924	481
	JBG SMITH Properties	11,859	475
	Umpqua Holdings Corp.	24,492	471
	Rayonier Inc.	14,757	467
	Wyndham Destinations Inc.	11,248	466
*	Zillow Group Inc.	12,413	454
	FNB Corp.	36,299	445
	Associated Banc-Corp	18,879	437
	AXA Equitable Holdings Inc.	22,153	436
	BankUnited Inc.	12,073	417
	TCF Financial Corp.	18,484	416
	Equity Commonwealth	13,057	415
	Chimera Investment Corp.	20,539	394
	Two Harbors Investment Corp.	27,322	393
	Apple Hospitality REIT Inc.	24,644	391
	CoreSite Realty Corp.	3,994	389
	First Citizens BancShares Inc. Class A	889	382
	Uniti Group Inc.	19,131	381
	Weingarten Realty Investors	13,045	376
	Bank of Hawaii Corp.	4,697	375
	Erie Indemnity Co. Class A	2,708	371
	Evercore Inc. Class A	4,487	370
	MFA Financial Inc.	50,998	370
	Bank OZK	13,598	368
*	CoreLogic Inc.	8,917	361
	Spirit Realty Capital Inc.	48,225	358
	Senior Housing Properties Trust	25,865	356
	Taubman Centers Inc.	6,645	352
	Paramount Group Inc.	24,152	345
	Colony Capital Inc.	54,942	338
*	Texas Capital Bancshares Inc.	5,554	331
	Navient Corp.	28,699	330
	White Mountains Insurance Group Ltd.	352	327
	BGC Partners Inc. Class A	30,205	318
	First Hawaiian Inc.	12,065	314
	Outfront Media Inc.	15,087	313
	Brookfield Property REIT Inc. Class A	17,403	313
	Retail Properties of America Inc.	24,573	309

	BOK Financial Corp.	3,659	308
	Brandywine Realty Trust	20,273	289
	Corporate Office Properties Trust	11,753	288
	Columbia Property Trust Inc.	13,252	284
	Realogy Holdings Corp.	14,329	276
	Legg Mason Inc.	9,420	273
	Aspen Insurance Holdings Ltd.	6,474	271
*	Zillow Group Inc. Class A	7,444	270
	Empire State Realty Trust Inc.	15,785	256
	Santander Consumer USA Holdings Inc.	13,076	254
	Morningstar Inc.	2,090	247
*	OneMain Holdings Inc.	8,355	245
*	SITE Centers Corp.	18,132	226
	Mercury General Corp.	3,013	171
	CNA Financial Corp.	2,987	140
	American National Insurance Co.	839	107
	Virtu Financial Inc. Class A	4,137	104
	TFS Financial Corp.	5,238	84
*	Retail Value Inc.	1,828	53
			604,549
Health Care (14.5%)
	Johnson & Johnson	303,704	44,614
	UnitedHealth Group Inc.	108,118	30,420
	Pfizer Inc.	656,307	30,341
	Merck & Co. Inc.	301,117	23,891
	AbbVie Inc.	171,428	16,161
	Amgen Inc.	73,234	15,251
	Medtronic plc	153,024	14,924
	Abbott Laboratories	193,510	14,329
	Eli Lilly & Co.	107,845	12,795
	Thermo Fisher Scientific Inc.	45,330	11,312
	Gilead Sciences Inc.	146,400	10,532
	Bristol-Myers Squibb Co.	185,040	9,892
	Anthem Inc.	29,435	8,538
	Danaher Corp.	69,892	7,656
*	Biogen Inc.	22,760	7,595
	Becton Dickinson and Co.	29,953	7,571
	Stryker Corp.	38,631	6,778
*	Intuitive Surgical Inc.	12,711	6,748
*	Express Scripts Holding Co.	63,522	6,446
	Allergan plc	38,345	6,005
	Cigna Corp.	26,700	5,964
*	Boston Scientific Corp.	155,919	5,873
*	Celgene Corp.	79,377	5,733
*	Illumina Inc.	16,592	5,600
*	Vertex Pharmaceuticals Inc.	28,845	5,215
	Zoetis Inc.	54,809	5,145
	Humana Inc.	15,553	5,124
	HCA Healthcare Inc.	31,345	4,513
	Baxter International Inc.	56,581	3,879
*	Edwards Lifesciences Corp.	23,738	3,846
*	Regeneron Pharmaceuticals Inc.	9,010	3,294
*	Centene Corp.	22,940	3,263
*	Alexion Pharmaceuticals Inc.	24,237	2,985
	McKesson Corp.	22,559	2,809
	Zimmer Biomet Holdings Inc.	23,009	2,693
	Agilent Technologies Inc.	36,408	2,634

*	IQVIA Holdings Inc.	18,465	2,309
*	Cerner Corp.	35,855	2,076
*	Align Technology Inc.	8,962	2,060
*	IDEXX Laboratories Inc.	9,706	1,978
*	Mylan NV	58,146	1,969
	Cardinal Health Inc.	34,981	1,918
*	BioMarin Pharmaceutical Inc.	19,947	1,915
	ResMed Inc.	16,013	1,790
*	Laboratory Corp. of America Holdings	11,570	1,685
*	ABIOMED Inc.	4,843	1,611
	AmerisourceBergen Corp. Class A	17,838	1,586
*	Henry Schein Inc.	17,327	1,546
	Cooper Cos. Inc.	5,442	1,517
*	WellCare Health Plans Inc.	5,596	1,426
	Teleflex Inc.	5,141	1,416
*	Hologic Inc.	30,690	1,363
	Quest Diagnostics Inc.	15,321	1,357
*	Veeva Systems Inc. Class A	13,605	1,308
	Universal Health Services Inc. Class B	9,397	1,297
*	DexCom Inc.	9,851	1,277
*	Incyte Corp.	19,796	1,272
*	Varian Medical Systems Inc.	10,291	1,270
	STERIS plc	9,533	1,135
	PerkinElmer Inc.	12,357	1,076
*	Exact Sciences Corp.	13,490	1,052
*	Jazz Pharmaceuticals plc	6,571	994
*	Sarepta Therapeutics Inc.	7,513	973
*	DaVita Inc.	14,665	969
*	Molina Healthcare Inc.	6,857	958
	Dentsply Sirona Inc.	24,388	921
	Perrigo Co. plc	14,415	898
	West Pharmaceutical Services Inc.	8,179	896
*	Neurocrine Biosciences Inc.	10,146	896
*	QIAGEN NV	25,210	893
	Encompass Health Corp.	11,208	843
*	Ionis Pharmaceuticals Inc.	14,151	825
*	Alnylam Pharmaceuticals Inc.	9,993	811
*	PRA Health Sciences Inc.	6,507	760
*	Bluebird Bio Inc.	6,152	756
*	Seattle Genetics Inc.	12,003	751
*	Charles River Laboratories International Inc.	5,376	725
*	Nektar Therapeutics Class A	17,752	717
	Hill-Rom Holdings Inc.	7,369	714
*	Exelixis Inc.	33,471	680
	Bio-Techne Corp.	4,211	680
*	Bio-Rad Laboratories Inc. Class A	2,379	653
*	Alkermes plc	17,573	640
*	Catalent Inc.	16,140	640
*	Sage Therapeutics Inc.	5,199	599
*	athenahealth Inc.	4,415	588
*	United Therapeutics Corp.	4,919	581
*	Masimo Corp.	5,140	568
*	Insulet Corp.	6,557	550
	Chemed Corp.	1,724	546
*	Penumbra Inc.	3,486	485
*	Integra LifeSciences Holdings Corp.	8,022	430
*	ICU Medical Inc.	1,756	422

*	MEDNAX Inc.	10,375	417
	Bruker Corp.	11,206	371
*	Agios Pharmaceuticals Inc.	5,550	365
	Cantel Medical Corp.	4,211	362
*	Acadia Healthcare Co. Inc.	9,992	339
*	Premier Inc. Class A	6,115	243
*	TESARO Inc.	4,066	189
*	Quorum Health Corp.	35	—
			425,226
Materials & Processing (3.3%)
	DowDuPont Inc.	262,753	15,200
*	Linde plc	64,876	10,319
	Ecolab Inc.	28,800	4,622
	Air Products & Chemicals Inc.	24,849	3,997
	Sherwin-Williams Co.	9,421	3,995
	LyondellBasell Industries NV Class A	36,334	3,390
	PPG Industries Inc.	27,380	2,993
	Ingersoll-Rand plc	27,727	2,870
	Nucor Corp.	36,145	2,184
	International Paper Co.	46,179	2,133
	Newmont Mining Corp.	60,616	1,960
	Freeport-McMoRan Inc.	163,439	1,951
	Fastenal Co.	32,679	1,937
	Ball Corp.	38,221	1,877
	International Flavors & Fragrances Inc.	11,322	1,604
	Vulcan Materials Co.	14,907	1,576
	Celanese Corp. Class A	15,255	1,540
	Mosaic Co.	39,678	1,428
	Martin Marietta Materials Inc.	7,112	1,356
	Westrock Co.	28,523	1,344
	FMC Corp.	15,164	1,255
	Eastman Chemical Co.	15,824	1,247
	Albemarle Corp.	12,221	1,177
	Masco Corp.	35,335	1,120
	CF Industries Holdings Inc.	26,287	1,109
	Packaging Corp. of America	10,626	1,039
	RPM International Inc.	14,721	971
	Lennox International Inc.	4,101	926
	Steel Dynamics Inc.	25,792	908
*	Berry Global Group Inc.	14,998	755
*	Crown Holdings Inc.	14,641	751
	AptarGroup Inc.	6,964	725
*	Alcoa Corp.	20,833	663
	Sealed Air Corp.	18,079	660
	Owens Corning	12,468	650
	Sonoco Products Co.	11,107	639
	Reliance Steel & Aluminum Co.	7,746	623
	Hexcel Corp.	9,708	599
*	Axalta Coating Systems Ltd.	23,640	592
	Ashland Global Holdings Inc.	7,125	583
	Acuity Brands Inc.	4,399	572
	Chemours Co.	19,924	567
	Watsco Inc.	3,537	544
	Royal Gold Inc.	7,425	543
	Huntsman Corp.	24,893	503
	Bemis Co. Inc.	9,968	486
	WR Grace & Co.	7,504	479

	United States Steel Corp.	19,863	458
	Versum Materials Inc.	12,506	433
	Graphic Packaging Holding Co.	35,883	430
	USG Corp.	9,295	400
	Olin Corp.	18,509	399
	Eagle Materials Inc.	5,098	372
	NewMarket Corp.	880	370
	Scotts Miracle-Gro Co.	4,683	356
*	Armstrong World Industries Inc.	5,226	350
*	Owens-Illinois Inc.	17,924	330
	Cabot Corp.	6,684	329
	Valmont Industries Inc.	2,512	328
	Southern Copper Corp.	9,424	316
	Timken Co.	7,593	305
	Domtar Corp.	6,904	301
	Westlake Chemical Corp.	3,964	287
*	Platform Specialty Products Corp.	24,168	284
*	Univar Inc.	12,540	272
	Silgan Holdings Inc.	9,304	240
	GrafTech International Ltd.	6,790	107
	Ardagh Group SA	1,612	21
			95,650
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	1,316	13
*	Elanco Animal Health Inc.	331	11
			24
Producer Durables (10.1%)
	Boeing Co.	61,283	21,250
	3M Co.	64,478	13,406
	Union Pacific Corp.	83,657	12,865
	Honeywell International Inc.	84,289	12,369
	Accenture plc Class A	72,707	11,962
	United Technologies Corp.	91,804	11,185
	United Parcel Service Inc. Class B	78,070	9,001
	Caterpillar Inc.	65,724	8,917
	Lockheed Martin Corp.	28,063	8,431
	Automatic Data Processing Inc.	49,824	7,345
	General Electric Co.	975,404	7,316
	CSX Corp.	92,403	6,711
	FedEx Corp.	27,975	6,406
	Raytheon Co.	32,512	5,701
	Deere & Co.	36,642	5,675
	Norfolk Southern Corp.	31,945	5,454
	General Dynamics Corp.	29,335	5,424
	Illinois Tool Works Inc.	37,833	5,261
	Emerson Electric Co.	70,947	4,790
	Northrop Grumman Corp.	18,309	4,758
	Waste Management Inc.	48,798	4,575
	Delta Air Lines Inc.	72,220	4,384
	Eaton Corp. plc	49,407	3,801
	Johnson Controls International plc	104,544	3,636
	Roper Technologies Inc.	11,472	3,414
	Southwest Airlines Co.	59,528	3,251
*	United Continental Holdings Inc.	27,667	2,675
	Cummins Inc.	17,334	2,618
	Parker-Hannifin Corp.	15,036	2,587

	Paychex Inc.	36,309	2,569
	Fortive Corp.	33,224	2,527
	PACCAR Inc.	39,004	2,427
	Rockwell Automation Inc.	13,910	2,425
	Stanley Black & Decker Inc.	17,513	2,292
*	Verisk Analytics Inc. Class A	18,118	2,234
*	TransDigm Group Inc.	5,456	1,973
	Republic Services Inc. Class A	24,877	1,924
	AMETEK Inc.	25,820	1,896
	American Airlines Group Inc.	46,509	1,868
	Cintas Corp.	9,814	1,839
*	Mettler-Toledo International Inc.	2,802	1,784
*	Waters Corp.	8,649	1,718
	L3 Technologies Inc.	8,865	1,625
	WW Grainger Inc.	5,104	1,603
	Textron Inc.	28,051	1,575
	Expeditors International of Washington Inc.	19,782	1,505
*	CoStar Group Inc.	4,065	1,502
	Xylem Inc.	20,128	1,469
	CH Robinson Worldwide Inc.	15,719	1,451
	Dover Corp.	16,450	1,396
*	Keysight Technologies Inc.	21,246	1,313
	Kansas City Southern	11,602	1,196
	IDEX Corp.	8,586	1,180
*	Copart Inc.	22,777	1,166
*	United Rentals Inc.	9,427	1,104
*	Trimble Inc.	28,474	1,083
*	XPO Logistics Inc.	14,259	1,082
*	Zebra Technologies Corp.	5,916	1,064
	Arconic Inc.	49,248	1,058
	JB Hunt Transport Services Inc.	9,926	1,056
	Snap-on Inc.	6,345	1,055
	Huntington Ingalls Industries Inc.	4,795	1,033
	Old Dominion Freight Line Inc.	7,510	1,027
	Alaska Air Group Inc.	13,630	999
	Spirit AeroSystems Holdings Inc. Class A	12,080	989
	Allegion plc	10,722	982
	Jacobs Engineering Group Inc.	14,442	948
	Avery Dennison Corp.	9,820	947
	Wabtec Corp.	9,602	908
*	Teledyne Technologies Inc.	3,966	891
*	Sensata Technologies Holding plc	18,894	874
*	HD Supply Holdings Inc.	20,881	833
	Donaldson Co. Inc.	14,857	833
	Robert Half International Inc.	13,425	830
	Graco Inc.	18,568	818
	Booz Allen Hamilton Holding Corp. Class A	15,491	795
	Nordson Corp.	6,505	783
	Pentair plc	17,775	759
	AO Smith Corp.	15,918	754
*	Middleby Corp.	6,221	751
	Toro Co.	11,737	728
	Flowserve Corp.	14,851	720
	Rollins Inc.	11,050	702
	Carlisle Cos. Inc.	6,524	688
	FLIR Systems Inc.	14,984	687
	Hubbell Inc. Class B	6,214	685

*	JetBlue Airways Corp.	34,907	681
	Xerox Corp.	24,898	670
	Fluor Corp.	15,762	645
	National Instruments Corp.	12,658	620
	Lincoln Electric Holdings Inc.	7,099	610
	HEICO Corp. Class A	8,924	603
	Allison Transmission Holdings Inc.	12,775	602
*	Quanta Services Inc.	17,070	599
*	AECOM	18,334	590
	ManpowerGroup Inc.	7,250	589
	Oshkosh Corp.	8,131	580
*	Genesee & Wyoming Inc. Class A	6,563	547
	Curtiss-Wright Corp.	4,910	542
	ITT Inc.	9,731	540
	Genpact Ltd.	16,924	514
	Littelfuse Inc.	2,685	514
*	Kirby Corp.	6,710	512
	BWX Technologies Inc.	11,203	507
	Knight-Swift Transportation Holdings Inc.	14,507	503
	Landstar System Inc.	4,542	495
	Crane Co.	5,517	477
	nVent Electric plc	18,281	457
	MSC Industrial Direct Co. Inc. Class A	5,040	446
*	Stericycle Inc.	9,184	441
	AGCO Corp.	7,349	439
	Air Lease Corp. Class A	11,237	437
	Trinity Industries Inc.	16,227	387
	Regal Beloit Corp.	4,905	383
*	Clean Harbors Inc.	5,811	375
	Macquarie Infrastructure Corp.	8,791	367
*	Gardner Denver Holdings Inc.	14,071	348
	HEICO Corp.	3,981	336
	Ryder System Inc.	5,775	327
	Copa Holdings SA Class A	3,608	307
*	Resideo Technologies Inc.	13,900	287
*	WESCO International Inc.	5,126	274
*	Conduent Inc.	20,851	267
*	Colfax Corp.	9,761	243
	Terex Corp.	7,190	238
*	Welbilt Inc.	14,051	194
	Schneider National Inc. Class B	5,029	112
	ADT Inc.	12,785	100
*	Gates Industrial Corp. plc	4,416	65
			296,861
Technology (20.7%)
	Apple Inc.	546,864	97,659
	Microsoft Corp.	857,355	95,072
*	Alphabet Inc. Class C	34,685	37,960
*	Facebook Inc. Class A	269,016	37,826
*	Alphabet Inc. Class A	33,550	37,229
	Intel Corp.	522,224	25,751
	Cisco Systems Inc.	532,729	25,502
	Oracle Corp.	316,911	15,453
*	Adobe Inc.	55,610	13,952
	International Business Machines Corp.	103,933	12,916
	Broadcom Inc.	48,773	11,579
*	salesforce.com Inc.	79,823	11,396

	Texas Instruments Inc.	110,781	11,061
	NVIDIA Corp.	65,848	10,762
	QUALCOMM Inc.	167,732	9,772
	Intuit Inc.	27,570	5,915
*	Micron Technology Inc.	130,980	5,051
	Cognizant Technology Solutions Corp. Class A	66,027	4,703
	Applied Materials Inc.	114,021	4,251
	Activision Blizzard Inc.	85,115	4,246
	HP Inc.	182,661	4,201
	Analog Devices Inc.	41,775	3,840
*	ServiceNow Inc.	19,805	3,669
*	Autodesk Inc.	24,805	3,584
*	Red Hat Inc.	20,022	3,575
	NXP Semiconductors NV	38,919	3,245
	Amphenol Corp. Class A	33,434	2,940
	Corning Inc.	90,375	2,912
*	Electronic Arts Inc.	34,022	2,860
	Lam Research Corp.	17,806	2,795
*	Workday Inc. Class A	16,476	2,702
	Xilinx Inc.	28,798	2,663
	Hewlett Packard Enterprise Co.	171,636	2,575
*	Twitter Inc.	80,355	2,527
	Motorola Solutions Inc.	18,252	2,396
*	Dell Technologies Inc. Class V	22,533	2,377
*	IHS Markit Ltd.	43,379	2,315
*	Advanced Micro Devices Inc.	102,188	2,177
	DXC Technology Co.	31,782	2,004
	NetApp Inc.	29,668	1,984
	Microchip Technology Inc.	26,011	1,951
	Harris Corp.	13,424	1,919
*	VeriSign Inc.	11,921	1,860
*	Splunk Inc.	16,328	1,824
	Maxim Integrated Products Inc.	31,404	1,756
*	Palo Alto Networks Inc.	10,132	1,752
	KLA-Tencor Corp.	17,660	1,741
*	Citrix Systems Inc.	15,358	1,674
	Symantec Corp.	70,388	1,556
	CDW Corp.	16,749	1,552
	Western Digital Corp.	33,993	1,543
*	Synopsys Inc.	16,739	1,539
*	Gartner Inc.	10,002	1,532
*	ANSYS Inc.	9,413	1,525
*	Arista Networks Inc.	6,387	1,523
*	IAC/InterActiveCorp	8,462	1,506
	Skyworks Solutions Inc.	20,243	1,473
*	Cadence Design Systems Inc.	31,501	1,419
*	Take-Two Interactive Software Inc.	12,743	1,398
*	VMware Inc. Class A	7,889	1,320
*	Akamai Technologies Inc.	18,833	1,295
*	F5 Networks Inc.	6,944	1,194
*	GoDaddy Inc. Class A	18,173	1,186
*	Fortinet Inc.	15,581	1,150
*	PTC Inc.	13,287	1,149
	SS&C Technologies Holdings Inc.	23,468	1,130
	Juniper Networks Inc.	38,202	1,097
	Amdocs Ltd.	16,273	1,056
	Leidos Holdings Inc.	15,968	1,006

	Marvell Technology Group Ltd.	61,753	995
*	Tableau Software Inc. Class A	7,851	979
*	Qorvo Inc.	14,098	928
*	ON Semiconductor Corp.	48,148	923
*	Ultimate Software Group Inc.	3,469	916
*	Atlassian Corp. plc Class A	10,415	895
*	Guidewire Software Inc.	9,151	851
*	Tyler Technologies Inc.	4,306	830
	Cognex Corp.	18,639	820
	Sabre Corp.	31,084	795
*	GrubHub Inc.	10,056	787
*	Twilio Inc. Class A	7,981	754
*	EPAM Systems Inc.	5,775	752
*	Arrow Electronics Inc.	9,722	748
*	Paycom Software Inc.	5,606	744
	Teradyne Inc.	20,846	744
	CDK Global Inc.	14,461	729
*	Black Knight Inc.	16,032	727
*	Aspen Technology Inc.	8,063	696
*	Zendesk Inc.	11,595	689
*	RingCentral Inc. Class A	7,528	624
	Monolithic Power Systems Inc.	4,619	610
*	Okta Inc.	9,561	609
*	ARRIS International plc	18,977	586
*	IPG Photonics Corp.	4,125	586
	Avnet Inc.	13,083	573
	Cypress Semiconductor Corp.	41,208	573
*	Proofpoint Inc.	5,715	554
*	Nutanix Inc.	12,274	549
	LogMeIn Inc.	5,801	535
*	Nuance Communications Inc.	31,501	504
	Dolby Laboratories Inc. Class A	7,054	497
*	Teradata Corp.	13,087	492
	MKS Instruments Inc.	6,146	482
	Jabil Inc.	18,350	458
*	FireEye Inc.	22,100	442
	Universal Display Corp.	4,700	432
*	RealPage Inc.	7,962	411
*	CommScope Holding Co. Inc.	21,165	383
*	Coherent Inc.	2,752	380
*	Manhattan Associates Inc.	7,298	361
*	NCR Corp.	12,832	356
*	Pure Storage Inc. Class A	18,556	351
*	Zynga Inc. Class A	84,387	305
^	Ubiquiti Networks Inc.	2,254	246
*	Match Group Inc.	5,823	234
	Pegasystems Inc.	4,208	227
*	EchoStar Corp. Class A	5,161	216
*	Ceridian HCM Holding Inc.	4,035	162
*	DocuSign Inc. Class A	3,712	155
*	Pluralsight Inc. Class A	2,689	65
	Switch Inc.	3,785	29
			607,312
Utilities (5.1%)
	Verizon Communications Inc.	467,942	28,217
	AT&T Inc.	822,435	25,693
	NextEra Energy Inc.	53,203	9,668

	Duke Energy Corp.	80,597	7,139
	Dominion Energy Inc.	73,633	5,486
	Southern Co.	114,469	5,418
	Exelon Corp.	109,010	5,057
	American Electric Power Co. Inc.	55,742	4,333
	Sempra Energy	30,918	3,562
	Public Service Enterprise Group Inc.	57,106	3,192
	Xcel Energy Inc.	57,697	3,026
	Consolidated Edison Inc.	35,181	2,827
	WEC Energy Group Inc.	35,555	2,577
	Eversource Energy	35,808	2,447
	DTE Energy Co.	20,392	2,442
	PPL Corp.	79,331	2,427
*	T-Mobile US Inc.	34,764	2,380
	FirstEnergy Corp.	54,963	2,079
	CenturyLink Inc.	107,737	2,025
	Edison International	35,956	1,989
	American Water Works Co. Inc.	20,410	1,947
	Ameren Corp.	27,408	1,881
	Evergy Inc.	30,812	1,829
	Entergy Corp.	20,498	1,785
	CMS Energy Corp.	31,819	1,657
	CenterPoint Energy Inc.	55,976	1,568
*	PG&E Corp.	58,462	1,542
	NRG Energy Inc.	34,415	1,323
	Alliant Energy Corp.	26,335	1,195
	Atmos Energy Corp.	12,398	1,186
	AES Corp.	74,907	1,160
	Pinnacle West Capital Corp.	12,726	1,137
	UGI Corp.	19,352	1,112
*	Vistra Energy Corp.	45,804	1,076
	NiSource Inc.	40,507	1,070
	OGE Energy Corp.	22,662	898
	SCANA Corp.	16,047	749
	Vectren Corp.	9,502	682
	Aqua America Inc.	19,718	676
*	Zayo Group Holdings Inc.	22,380	589
	MDU Resources Group Inc.	21,753	576
	National Fuel Gas Co.	9,209	496
*	Sprint Corp.	74,425	467
	Hawaiian Electric Industries Inc.	12,020	461
	Telephone & Data Systems Inc.	11,196	400
	Avangrid Inc.	6,217	313
*	United States Cellular Corp.	1,419	79
			149,838
Total Common Stocks (Cost $2,201,934)			2,933,744

	Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[3,4] Vanguard Market Liquidity Fund	2.407%		20,440	2,044

		Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[5] United States Treasury Bill	2.479%	5/9/19	400	396
Total Temporary Cash Investments (Cost $2,440)				2,440
Total Investments (100.0%) (Cost $2,204,374)				2,936,184
Other Assets and Liabilities-Net (0.0%)[4]				685
Net Assets (100%)				2,936,869

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,836,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $2,042,000 of collateral received for securities on loan.
5	Securities with a value of $198,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)

	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	16	2,207	(122)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	2,933,731	—	13
Temporary Cash Investments	2,044	396	—
Futures Contracts—Assets[1]	11	—	—
Total	2,935,786	396	13

1 Represents variation margin on the last day of the reporting period.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (9.6%)
	Comcast Corp. Class A	1,121,525	43,751
	Walmart Inc.	350,159	34,193
	McDonald’s Corp.	153,659	28,966
	Twenty-First Century Fox Inc. Class A	254,484	12,589
	General Motors Co.	320,899	12,178
	Walt Disney Co.	103,889	11,998
	Target Corp.	131,594	9,338
	Ford Motor Co.	959,081	9,025
	Carnival Corp.	99,818	6,018
	Twenty-First Century Fox Inc.	121,513	5,958
*	eBay Inc.	179,200	5,349
	Yum! Brands Inc.	55,359	5,105
	Royal Caribbean Cruises Ltd.	40,730	4,605
*	Charter Communications Inc. Class A	12,621	4,155
*	Dollar Tree Inc.	47,672	4,137
	Genuine Parts Co.	35,019	3,632
	MGM Resorts International	111,501	3,006
	Yum China Holdings Inc.	82,818	2,967
	Best Buy Co. Inc.	44,411	2,869
	Kohl’s Corp.	41,140	2,763
*	Norwegian Cruise Line Holdings Ltd.	52,548	2,697
	Viacom Inc. Class B	86,457	2,668
	Macy’s Inc.	75,340	2,578
	Newell Brands Inc.	107,072	2,506
	Nielsen Holdings plc	87,809	2,386
*	Discovery Communications Inc.	83,402	2,329
*	Qurate Retail Group Inc. QVC Group Class A	103,885	2,308
	Tiffany & Co.	25,147	2,288
	Aramark	59,948	2,282
	Tapestry Inc.	56,312	2,192
*	Liberty Broadband Corp.	25,642	2,176
	Advance Auto Parts Inc.	12,174	2,163
	PVH Corp.	18,855	2,084
	BorgWarner Inc.	51,098	2,022
	Interpublic Group of Cos. Inc.	84,272	1,980
	Lear Corp.	14,493	1,975
	Whirlpool Corp.	15,455	1,949
*	Mohawk Industries Inc.	15,184	1,944
	Las Vegas Sands Corp.	34,320	1,886
	Garmin Ltd.	27,715	1,848
*	LKQ Corp.	65,237	1,816
*	DISH Network Corp. Class A	54,683	1,791
	Harley-Davidson Inc.	41,145	1,740
	Darden Restaurants Inc.	14,998	1,658
*	Liberty Media Corp-Liberty SiriusXM Class C	40,629	1,630
	Foot Locker Inc.	28,650	1,616
	L Brands Inc.	46,129	1,527
	VF Corp.	18,511	1,505
	Ralph Lauren Corp. Class A	13,361	1,488

	Omnicom Group Inc.	18,543	1,427
	Lennar Corp. Class A	32,643	1,395
*	Liberty Media Corp-Liberty Formula One	46,611	1,390
	Gap Inc.	50,161	1,369
	Goodyear Tire & Rubber Co.	57,474	1,331
	DR Horton Inc.	35,629	1,326
	News Corp. Class A	97,384	1,264
	Leggett & Platt Inc.	31,846	1,234
*,^	Caesars Entertainment Corp.	144,565	1,232
*,^	Discovery Communications Inc. Class A	39,057	1,200
*	GCI Liberty Inc. Class A	24,592	1,177
	PulteGroup Inc.	44,202	1,172
*	CarMax Inc.	17,017	1,124
	H&R Block Inc.	41,233	1,114
*	Madison Square Garden Co. Class A	4,033	1,089
	Service Corp. International	22,895	1,058
	Cinemark Holdings Inc.	26,563	1,019
	Brunswick Corp.	19,087	1,012
	Coty Inc. Class A	113,816	949
*,^	Mattel Inc.	66,725	928
	Fortune Brands Home & Security Inc.	20,948	918
	Tribune Media Co. Class A	21,761	876
	Williams-Sonoma Inc.	15,452	875
*	Liberty Media Corp-Liberty SiriusXM Class A	21,406	852
	Hyatt Hotels Corp. Class A	10,429	744
*	Michael Kors Holdings Ltd.	15,655	685
	Graham Holdings Co. Class B	1,024	675
	Dick’s Sporting Goods Inc.	18,162	654
	Columbia Sportswear Co.	7,108	649
*	AutoZone Inc.	802	649
	Aptiv plc	8,602	619
	John Wiley & Sons Inc. Class A	10,675	590
	AMERCO	1,698	588
	Hasbro Inc.	6,183	563
	Toll Brothers Inc.	16,692	550
	Adient plc	22,515	533
*	Liberty Broadband Corp. Class A	6,163	525
*	AutoNation Inc.	13,335	495
	Gentex Corp.	21,242	478
*	Skechers U.S.A. Inc. Class A	16,854	455
	Lions Gate Entertainment Corp. Class B	23,064	416
	International Game Technology plc	22,441	386
	Penske Automotive Group Inc.	8,522	372
*	Michaels Cos. Inc.	21,810	370
	News Corp. Class B	25,595	343
	Extended Stay America Inc.	18,203	331
*	Under Armour Inc.	12,579	281
*	Bright Horizons Family Solutions Inc.	2,123	258
*	Liberty Media Corp-Liberty Formula One Class A	7,664	221
*	Under Armour Inc. Class A	9,241	221
	Lions Gate Entertainment Corp. Class A	10,091	196
*	Visteon Corp.	2,558	189
	Thor Industries Inc.	2,088	142
	KAR Auction Services Inc.	2,073	118
	Viacom Inc. Class A	2,920	99
*	Garrett Motion Inc.	6,876	79

	Lennar Corp. Class B	2,173	75
			312,514
Consumer Staples (7.4%)
	Procter & Gamble Co.	611,264	57,770
	Philip Morris International Inc.	381,216	32,987
	CVS Health Corp.	291,482	23,377
	Walgreens Boots Alliance Inc.	207,772	17,592
	Mondelez International Inc. Class A	355,596	15,995
	Colgate-Palmolive Co.	170,171	10,809
	Coca-Cola Co.	210,292	10,599
	Kraft Heinz Co.	147,809	7,556
	Archer-Daniels-Midland Co.	136,736	6,293
	General Mills Inc.	137,736	5,828
	Kroger Co.	194,326	5,764
	PepsiCo Inc.	39,222	4,783
	McCormick & Co. Inc.	28,042	4,206
	Tyson Foods Inc. Class A	71,299	4,203
	Conagra Brands Inc.	114,612	3,706
	Hormel Foods Corp.	66,794	3,012
	JM Smucker Co.	27,057	2,828
	Molson Coors Brewing Co. Class B	42,702	2,808
	Lamb Weston Holdings Inc.	35,958	2,758
	Bunge Ltd.	34,757	1,984
	Kellogg Co.	30,212	1,923
	Ingredion Inc.	17,228	1,800
*	US Foods Holding Corp.	49,428	1,640
	Kimberly-Clark Corp.	11,087	1,279
*	Herbalife Nutrition Ltd.	21,705	1,243
	Casey’s General Stores Inc.	8,960	1,160
	Flowers Foods Inc.	44,693	884
*	TreeHouse Foods Inc.	13,620	716
	Clorox Co.	4,029	667
*	Post Holdings Inc.	6,806	658
	Church & Dwight Co. Inc.	9,202	609
	Nu Skin Enterprises Inc. Class A	9,168	605
	Campbell Soup Co.	13,221	518
*	Hain Celestial Group Inc.	22,914	474
	Hershey Co.	3,080	334
	Spectrum Brands Holdings Inc.	5,597	276
	Energizer Holdings Inc.	5,933	266
*	Pilgrim’s Pride Corp.	12,588	250
	Seaboard Corp.	66	246
			240,406
Energy (9.6%)
	Exxon Mobil Corp.	1,040,057	82,685
	Chevron Corp.	467,715	55,630
	ConocoPhillips	287,832	19,049
	Schlumberger Ltd.	340,081	15,338
	Occidental Petroleum Corp.	187,847	13,200
	EOG Resources Inc.	126,124	13,030
	Marathon Petroleum Corp.	164,171	10,697
	Phillips 66	103,110	9,643
	Valero Energy Corp.	105,610	8,438
	Kinder Morgan Inc.	466,785	7,968
	Williams Cos. Inc.	298,777	7,565
*	Concho Resources Inc.	41,395	5,395

	Anadarko Petroleum Corp.	83,857	4,436
	ONEOK Inc.	58,992	3,624
	Marathon Oil Corp.	210,203	3,508
	Hess Corp.	65,065	3,506
	Diamondback Energy Inc.	31,456	3,472
	Devon Energy Corp.	124,656	3,369
	Apache Corp.	88,017	3,092
	National Oilwell Varco Inc.	94,444	3,033
	Baker Hughes a GE Co. Class A	122,889	2,804
	Noble Energy Inc.	117,940	2,800
	Pioneer Natural Resources Co.	18,741	2,769
	HollyFrontier Corp.	39,877	2,491
	Targa Resources Corp.	54,590	2,436
	Cimarex Energy Co.	20,104	1,648
	Helmerich & Payne Inc.	25,869	1,568
*	WPX Energy Inc.	96,703	1,349
	Murphy Oil Corp.	40,133	1,280
	EQT Corp.	64,616	1,209
*	Equitrans Midstream Corp.	51,692	1,154
	PBF Energy Inc. Class A	29,207	1,130
*	Cheniere Energy Inc.	17,102	1,045
	Valvoline Inc.	46,648	984
*,^	Transocean Ltd.	104,942	974
*	First Solar Inc.	20,414	907
	Patterson-UTI Energy Inc.	54,595	758
	Range Resources Corp.	50,804	739
*	CNX Resources Corp.	51,601	714
	Cabot Oil & Gas Corp.	28,361	714
*	Centennial Resource Development Inc. Class A	44,307	688
*	Whiting Petroleum Corp.	21,559	653
*	Apergy Corp.	18,662	640
*,^	Chesapeake Energy Corp.	216,109	631
	SM Energy Co.	26,728	545
*	Newfield Exploration Co.	31,143	528
*	Continental Resources Inc.	10,895	498
*	QEP Resources Inc.	56,842	456
*	Parsley Energy Inc. Class A	20,190	406
*	Antero Resources Corp.	27,158	357
*	Arcosa Inc.	11,720	320
	Nabors Industries Ltd.	81,999	265
*	Kosmos Energy Ltd.	46,245	249
*	Extraction Oil & Gas Inc.	26,607	152
*	Weatherford International plc	243,132	139
	RPC Inc.	8,479	111
			312,789
Financial Services (28.3%)
	JPMorgan Chase & Co.	820,745	91,259
*	Berkshire Hathaway Inc. Class B	415,465	90,671
	Bank of America Corp.	2,285,131	64,898
	Wells Fargo & Co.	1,065,451	57,833
	Citigroup Inc.	618,097	40,047
	US Bancorp	377,190	20,542
	Goldman Sachs Group Inc.	86,930	16,577
	PNC Financial Services Group Inc.	113,753	15,445
	Chubb Ltd.	113,619	15,195
	CME Group Inc.	76,633	14,566
	Morgan Stanley	301,689	13,392

	BlackRock Inc.	30,264	12,953
	Bank of New York Mellon Corp.	226,749	11,634
	Prologis Inc.	153,610	10,344
	BB&T Corp.	191,255	9,773
	Capital One Financial Corp.	108,228	9,706
	Prudential Financial Inc.	102,837	9,642
	MetLife Inc.	207,542	9,263
	Aflac Inc.	187,754	8,588
	American International Group Inc.	186,764	8,078
	Fidelity National Information Services Inc.	73,914	7,979
	Allstate Corp.	84,982	7,580
	SunTrust Banks Inc.	113,972	7,145
	Travelers Cos. Inc.	53,378	6,959
	Welltower Inc.	91,445	6,614
	AvalonBay Communities Inc.	34,016	6,482
	State Street Corp.	86,651	6,327
	Equity Residential	87,963	6,267
	American Express Co.	55,186	6,196
	M&T Bank Corp.	35,500	6,000
	Marsh & McLennan Cos. Inc.	66,479	5,897
	Digital Realty Trust Inc.	50,545	5,815
*	Worldpay Inc. Class A	67,038	5,753
	Ventas Inc.	87,444	5,552
	Intercontinental Exchange Inc.	67,558	5,521
	Willis Towers Watson plc	32,216	5,137
	Boston Properties Inc.	37,878	4,970
	Weyerhaeuser Co.	185,335	4,895
	KeyCorp	260,557	4,779
	Realty Income Corp.	71,278	4,568
	Fifth Third Bancorp	163,271	4,560
	Regions Financial Corp.	269,270	4,429
	Essex Property Trust Inc.	16,194	4,251
	Citizens Financial Group Inc.	116,288	4,228
	Huntington Bancshares Inc.	271,110	3,956
	First Republic Bank	39,455	3,912
	Hartford Financial Services Group Inc.	87,817	3,881
	Ameriprise Financial Inc.	29,133	3,780
	Northern Trust Corp.	37,094	3,681
*	Markel Corp.	3,028	3,464
	Principal Financial Group Inc.	69,602	3,433
	Arthur J Gallagher & Co.	44,178	3,405
	Host Hotels & Resorts Inc.	178,965	3,400
	HCP Inc.	115,625	3,383
	Lincoln National Corp.	53,690	3,381
	Loews Corp.	68,348	3,285
	Discover Financial Services	45,541	3,247
	Comerica Inc.	39,998	3,167
	Annaly Capital Management Inc.	313,465	3,147
	Synchrony Financial	119,256	3,098
	Cincinnati Financial Corp.	37,757	3,086
	Vornado Realty Trust	42,391	3,050
	Alexandria Real Estate Equities Inc.	23,583	2,936
	Mid-America Apartment Communities Inc.	27,684	2,867
	Crown Castle International Corp.	24,927	2,864
	UDR Inc.	65,909	2,809
	Ally Financial Inc.	104,193	2,780
	E*TRADE Financial Corp.	49,791	2,604

	Nasdaq Inc.	28,374	2,591
	Franklin Resources Inc.	75,391	2,555
	Duke Realty Corp.	87,063	2,478
	Iron Mountain Inc.	70,089	2,381
	Federal Realty Investment Trust	17,941	2,370
	Regency Centers Corp.	37,063	2,359
	Reinsurance Group of America Inc. Class A	15,515	2,318
*	Arch Capital Group Ltd.	80,420	2,302
	Zions Bancorp NA	46,657	2,270
	AGNC Investment Corp.	126,159	2,233
	Torchmark Corp.	25,619	2,214
	Equifax Inc.	21,463	2,204
	Fidelity National Financial Inc.	64,322	2,161
	Sun Communities Inc.	20,325	2,116
	Camden Property Trust	22,154	2,108
*	VICI Properties Inc.	92,469	2,013
	Invesco Ltd.	98,684	2,008
	SL Green Realty Corp.	20,467	1,973
	Alleghany Corp.	3,117	1,967
	National Retail Properties Inc.	38,306	1,918
	Unum Group	51,113	1,835
	Apartment Investment & Management Co.	38,737	1,824
	WR Berkley Corp.	23,111	1,821
	VEREIT Inc.	236,103	1,806
	Raymond James Financial Inc.	22,527	1,796
	American Financial Group Inc.	17,499	1,791
	WP Carey Inc.	26,267	1,780
*	CBRE Group Inc. Class A	40,130	1,753
	East West Bancorp Inc.	32,473	1,743
*	Athene Holding Ltd. Class A	38,654	1,681
	Macerich Co.	33,284	1,674
	Omega Healthcare Investors Inc.	43,895	1,665
	Voya Financial Inc.	37,026	1,664
	Kilroy Realty Corp.	23,629	1,656
	Liberty Property Trust	35,955	1,628
	Kimco Realty Corp.	99,094	1,620
	Jefferies Financial Group Inc.	73,369	1,603
	People’s United Financial Inc.	93,785	1,581
	Jones Lang LaSalle Inc.	11,038	1,581
	Invitation Homes Inc.	73,536	1,578
	Old Republic International Corp.	69,732	1,572
	Commerce Bancshares Inc.	24,759	1,560
	Brown & Brown Inc.	53,613	1,556
	New Residential Investment Corp.	89,812	1,545
	Medical Properties Trust Inc.	89,366	1,543
	Park Hotels & Resorts Inc.	49,828	1,536
	Douglas Emmett Inc.	40,053	1,479
	Western Union Co.	78,908	1,478
	American Campus Communities Inc.	33,297	1,459
	Healthcare Trust of America Inc. Class A	51,802	1,457
	Affiliated Managers Group Inc.	12,968	1,441
	CyrusOne Inc.	25,310	1,419
	Starwood Property Trust Inc.	63,440	1,419
	CubeSmart	45,414	1,414
	Cullen/Frost Bankers Inc.	13,971	1,402
	Popular Inc.	24,619	1,389
	Webster Financial Corp.	22,715	1,367

	STORE Capital Corp.	45,380	1,360
	Everest Re Group Ltd.	5,959	1,323
	Forest City Realty Trust Inc. Class A	52,170	1,320
	American Homes 4 Rent Class A	63,037	1,313
	First Horizon National Corp.	79,005	1,303
	CIT Group Inc.	27,700	1,286
	First American Financial Corp.	26,477	1,280
	EPR Properties	18,007	1,275
	New York Community Bancorp Inc.	116,616	1,240
	Assurant Inc.	12,729	1,238
	Brixmor Property Group Inc.	73,724	1,216
	Hanover Insurance Group Inc.	10,508	1,205
	PacWest Bancorp	29,944	1,205
*	Brighthouse Financial Inc.	29,334	1,181
	RenaissanceRe Holdings Ltd.	8,864	1,175
	Simon Property Group Inc.	6,243	1,159
	Prosperity Bancshares Inc.	16,165	1,122
	Gaming and Leisure Properties Inc.	31,953	1,100
	Highwoods Properties Inc.	25,318	1,098
*	SLM Corp.	106,425	1,093
	Hospitality Properties Trust	40,288	1,081
	Assured Guaranty Ltd.	26,136	1,067
	Wintrust Financial Corp.	13,547	1,048
	JBG SMITH Properties	26,112	1,046
	Sterling Bancorp	54,141	1,045
	Hudson Pacific Properties Inc.	33,637	1,038
	Umpqua Holdings Corp.	53,373	1,027
	Life Storage Inc.	10,424	1,018
	Axis Capital Holdings Ltd.	18,236	1,009
	Rayonier Inc.	31,612	1,000
	Associated Banc-Corp	42,825	992
	Synovus Financial Corp.	26,048	985
	FNB Corp.	77,767	953
	AXA Equitable Holdings Inc.	48,348	951
	TCF Financial Corp.	41,585	935
	BankUnited Inc.	26,452	914
	Equity Commonwealth	28,313	900
	Chimera Investment Corp.	44,856	861
	Two Harbors Investment Corp.	59,586	857
	Apple Hospitality REIT Inc.	53,877	855
	Bank OZK	30,930	838
	Weingarten Realty Investors	28,722	829
	Uniti Group Inc.	41,299	823
	First Citizens BancShares Inc. Class A	1,906	819
	Senior Housing Properties Trust	58,545	806
	Bank of Hawaii Corp.	10,008	798
	MFA Financial Inc.	107,478	779
	Paramount Group Inc.	54,152	773
	Spirit Realty Capital Inc.	103,018	764
*	SVB Financial Group	2,970	757
	Dun & Bradstreet Corp.	5,233	751
	Navient Corp.	62,849	723
	Outfront Media Inc.	34,047	708
*	Euronet Worldwide Inc.	6,010	707
	Brookfield Property REIT Inc. Class A	39,219	706
	BGC Partners Inc. Class A	66,080	696
	White Mountains Insurance Group Ltd.	741	688

	Colony Capital Inc.	111,118	684
	First Hawaiian Inc.	25,910	674
	Retail Properties of America Inc.	52,705	664
	Corporate Office Properties Trust	25,553	625
*	Howard Hughes Corp.	5,643	625
	Legg Mason Inc.	21,058	610
	Columbia Property Trust Inc.	28,223	606
	Signature Bank	4,857	599
	Brandywine Realty Trust	41,642	594
	Aspen Insurance Holdings Ltd.	14,147	592
	Pinnacle Financial Partners Inc.	10,302	591
	Realogy Holdings Corp.	30,534	588
	BOK Financial Corp.	6,344	535
	Empire State Realty Trust Inc.	32,420	525
*	OneMain Holdings Inc.	17,020	498
	Santander Consumer USA Holdings Inc.	24,318	473
*	SITE Centers Corp.	36,718	457
*	Western Alliance Bancorp	9,407	441
	T. Rowe Price Group Inc.	3,989	396
	Mercury General Corp.	6,617	375
	Extra Space Storage Inc.	3,883	373
	CNA Financial Corp.	7,305	343
*	Zillow Group Inc.	8,140	298
*	CoreLogic Inc.	7,316	296
*	Texas Capital Bancshares Inc.	4,319	258
	American National Insurance Co.	1,772	226
	Cboe Global Markets Inc.	1,963	211
	Erie Indemnity Co. Class A	1,392	191
	TFS Financial Corp.	11,423	183
	Lamar Advertising Co. Class A	1,904	144
*	Zillow Group Inc. Class A	3,813	138
*	Retail Value Inc.	3,663	106
	Interactive Brokers Group Inc.	1,713	99
	Lazard Ltd. Class A	2,445	98
*	Credit Acceptance Corp.	239	98
			921,834
Health Care (14.9%)
	Johnson & Johnson	540,417	79,387
	Pfizer Inc.	1,424,203	65,841
	Merck & Co. Inc.	609,674	48,372
	Medtronic plc	332,109	32,391
	Abbott Laboratories	420,044	31,104
	Thermo Fisher Scientific Inc.	92,608	23,110
	Anthem Inc.	63,876	18,529
	Danaher Corp.	151,809	16,629
	Becton Dickinson and Co.	59,154	14,951
	Allergan plc	83,247	13,037
*	Express Scripts Holding Co.	126,576	12,844
	Eli Lilly & Co.	89,792	10,653
	Bristol-Myers Squibb Co.	188,071	10,054
	Cigna Corp.	34,910	7,798
	Baxter International Inc.	108,905	7,466
	Zimmer Biomet Holdings Inc.	50,046	5,856
	Gilead Sciences Inc.	80,932	5,822
	Agilent Technologies Inc.	79,122	5,725
	McKesson Corp.	42,728	5,320
*	IQVIA Holdings Inc.	39,892	4,989

*	Mylan NV	126,044	4,268
	Cardinal Health Inc.	75,986	4,166
*	Laboratory Corp. of America Holdings	23,456	3,416
*	Hologic Inc.	66,722	2,963
	Quest Diagnostics Inc.	33,368	2,955
*	Boston Scientific Corp.	77,595	2,923
*	Henry Schein Inc.	32,168	2,869
	Universal Health Services Inc. Class B	20,365	2,810
	HCA Healthcare Inc.	19,392	2,792
	Cooper Cos. Inc.	9,990	2,786
	Teleflex Inc.	9,083	2,502
*	Cerner Corp.	43,169	2,500
	STERIS plc	20,410	2,431
	PerkinElmer Inc.	27,065	2,356
	Dentsply Sirona Inc.	53,413	2,018
	Amgen Inc.	9,353	1,948
*	QIAGEN NV	54,724	1,939
	Perrigo Co. plc	31,078	1,936
	West Pharmaceutical Services Inc.	13,829	1,515
*	Bio-Rad Laboratories Inc. Class A	5,138	1,410
*	United Therapeutics Corp.	10,517	1,242
*	Alexion Pharmaceuticals Inc.	8,999	1,108
*	Catalent Inc.	27,084	1,074
*	DaVita Inc.	15,263	1,008
*	MEDNAX Inc.	22,253	895
*	Biogen Inc.	2,542	848
*	Centene Corp.	5,724	814
*	Acadia Healthcare Co. Inc.	21,285	723
	Humana Inc.	1,756	579
	Hill-Rom Holdings Inc.	5,544	538
*	Bluebird Bio Inc.	4,086	502
	Bruker Corp.	14,404	477
*	Charles River Laboratories International Inc.	3,195	431
*	Premier Inc. Class A	8,451	335
*	Molina Healthcare Inc.	2,264	316
*	WellCare Health Plans Inc.	868	221
*	Integra LifeSciences Holdings Corp.	3,854	207
*	Alnylam Pharmaceuticals Inc.	2,476	201
*	Jazz Pharmaceuticals plc	1,132	171
*	Agios Pharmaceuticals Inc.	763	50
			484,121
Materials & Processing (4.3%)
	DowDuPont Inc.	570,184	32,985
*	Linde plc	57,620	9,164
	Air Products & Chemicals Inc.	53,856	8,664
	PPG Industries Inc.	55,346	6,051
	Ecolab Inc.	34,174	5,485
	Nucor Corp.	78,306	4,730
	Freeport-McMoRan Inc.	355,669	4,247
	Newmont Mining Corp.	130,343	4,215
	International Paper Co.	89,018	4,112
	Ball Corp.	83,075	4,080
	LyondellBasell Industries NV Class A	41,217	3,846
	Mosaic Co.	86,361	3,109
	Westrock Co.	62,487	2,944
	Ingersoll-Rand plc	27,393	2,836
	Eastman Chemical Co.	34,848	2,747

	Albemarle Corp.	26,312	2,534
	CF Industries Holdings Inc.	57,400	2,422
	International Flavors & Fragrances Inc.	12,771	1,809
	RPM International Inc.	25,781	1,700
	Steel Dynamics Inc.	46,574	1,639
	FMC Corp.	19,425	1,607
	AptarGroup Inc.	15,220	1,584
*	Alcoa Corp.	45,449	1,446
	Owens Corning	26,697	1,392
	Sonoco Products Co.	24,009	1,381
	Reliance Steel & Aluminum Co.	17,101	1,376
	Acuity Brands Inc.	9,675	1,258
	Ashland Global Holdings Inc.	15,280	1,251
	Celanese Corp. Class A	12,156	1,227
	Bemis Co. Inc.	22,373	1,091
	Huntsman Corp.	52,991	1,072
	Hexcel Corp.	16,779	1,035
	United States Steel Corp.	43,154	995
	Olin Corp.	40,872	880
	USG Corp.	20,385	877
*	Berry Global Group Inc.	16,176	814
*	Axalta Coating Systems Ltd.	30,653	767
	Graphic Packaging Holding Co.	62,634	751
	Masco Corp.	23,643	749
	Cabot Corp.	14,905	733
*	Owens-Illinois Inc.	39,778	732
	Valmont Industries Inc.	5,535	723
	Royal Gold Inc.	9,244	676
	Timken Co.	16,502	663
	Domtar Corp.	15,050	656
	Sealed Air Corp.	17,419	636
*	Univar Inc.	24,325	527
	Scotts Miracle-Gro Co.	4,848	368
*	Platform Specialty Products Corp.	26,775	315
	Silgan Holdings Inc.	12,129	312
	WR Grace & Co.	3,997	255
	Martin Marietta Materials Inc.	1,248	238
	GrafTech International Ltd.	14,722	233
	Watsco Inc.	1,467	225
	Vulcan Materials Co.	1,936	205
	Lennox International Inc.	525	119
	Eagle Materials Inc.	1,343	98
	NewMarket Corp.	147	62
	Ardagh Group SA	4,643	60
	Westlake Chemical Corp.	720	52
			138,760
Other (0.0%)[2]
*	Elanco Animal Health Inc.	196	6

Producer Durables (7.1%)
	United Technologies Corp.	203,039	24,738
	General Electric Co.	2,117,418	15,881
	Norfolk Southern Corp.	69,228	11,820
	Honeywell International Inc.	69,257	10,163
	Eaton Corp. plc	107,218	8,249
	Johnson Controls International plc	226,949	7,893
	CSX Corp.	106,318	7,722

	Delta Air Lines Inc.	117,071	7,107
	General Dynamics Corp.	34,971	6,466
	Roper Technologies Inc.	20,197	6,010
*	United Continental Holdings Inc.	59,757	5,779
	PACCAR Inc.	84,440	5,254
	Stanley Black & Decker Inc.	37,763	4,941
	3M Co.	23,095	4,802
	Parker-Hannifin Corp.	26,808	4,612
	American Airlines Group Inc.	101,583	4,080
	Republic Services Inc. Class A	50,467	3,903
	Cummins Inc.	24,025	3,629
	L3 Technologies Inc.	19,273	3,533
	AMETEK Inc.	45,488	3,340
	Emerson Electric Co.	44,764	3,022
	Dover Corp.	35,583	3,021
	Textron Inc.	50,883	2,857
*	Keysight Technologies Inc.	46,130	2,852
	Kansas City Southern	25,317	2,609
*	Trimble Inc.	61,712	2,347
	Snap-on Inc.	13,660	2,271
	Union Pacific Corp.	14,748	2,268
	Arconic Inc.	105,483	2,266
	Alaska Air Group Inc.	29,331	2,149
	Southwest Airlines Co.	37,454	2,045
	Jacobs Engineering Group Inc.	31,106	2,043
*	Teledyne Technologies Inc.	8,722	1,959
	Pentair plc	38,529	1,645
	Lockheed Martin Corp.	5,337	1,603
	Caterpillar Inc.	11,706	1,588
	Flowserve Corp.	31,894	1,547
*	JetBlue Airways Corp.	77,588	1,515
	Carlisle Cos. Inc.	14,241	1,503
	Waste Management Inc.	15,862	1,487
	Xerox Corp.	54,440	1,466
	Xylem Inc.	19,300	1,409
	Fluor Corp.	34,285	1,403
	FLIR Systems Inc.	29,727	1,363
*	HD Supply Holdings Inc.	32,523	1,298
	Oshkosh Corp.	18,174	1,296
	ManpowerGroup Inc.	15,657	1,271
	Wabtec Corp.	13,418	1,269
*	AECOM	39,048	1,256
	ITT Inc.	21,948	1,217
*	Kirby Corp.	14,424	1,101
	Knight-Swift Transportation Holdings Inc.	31,422	1,089
	Curtiss-Wright Corp.	9,844	1,087
	Crane Co.	12,237	1,057
	nVent Electric plc	39,499	988
*	Stericycle Inc.	20,294	976
	AGCO Corp.	16,058	958
*	Genesee & Wyoming Inc. Class A	11,338	944
*	Quanta Services Inc.	26,669	936
	Air Lease Corp. Class A	22,260	865
*	Sensata Technologies Holding plc	18,546	858
	Trinity Industries Inc.	35,160	838
	Macquarie Infrastructure Corp.	19,911	830
	Regal Beloit Corp.	10,540	824

*	Clean Harbors Inc.	12,666	817
	Ryder System Inc.	12,553	710
	Genpact Ltd.	23,365	710
*	Middleby Corp.	5,664	684
	Copa Holdings SA Class A	7,831	666
*	WESCO International Inc.	11,325	605
*	Conduent Inc.	45,832	588
	Terex Corp.	16,365	541
	MSC Industrial Direct Co. Inc. Class A	5,919	524
*	Colfax Corp.	20,557	513
*	Gardner Denver Holdings Inc.	20,362	504
	Hubbell Inc. Class B	4,283	472
	Fortive Corp.	6,023	458
	Allegion plc	4,189	384
	Huntington Ingalls Industries Inc.	1,500	323
*	Waters Corp.	1,316	261
	National Instruments Corp.	4,991	244
*	Resideo Technologies Inc.	11,443	236
	Schneider National Inc. Class B	9,406	210
	ADT Inc.	25,156	197
	Littelfuse Inc.	979	187
*	Gates Industrial Corp. plc	10,574	156
	IDEX Corp.	1,114	153
	Donaldson Co. Inc.	2,109	118
	Nordson Corp.	925	111
	Booz Allen Hamilton Holding Corp. Class A	1,711	88
			229,578
Technology (8.8%)
	Intel Corp.	1,133,179	55,877
	Cisco Systems Inc.	1,155,776	55,327
	Oracle Corp.	621,160	30,288
	QUALCOMM Inc.	363,981	21,206
	Microsoft Corp.	98,594	10,933
	Broadcom Inc.	42,457	10,080
	HP Inc.	395,108	9,087
	International Business Machines Corp.	63,425	7,882
	Analog Devices Inc.	76,478	7,030
	NXP Semiconductors NV	79,895	6,661
	Corning Inc.	195,846	6,310
	Hewlett Packard Enterprise Co.	371,167	5,567
*	IHS Markit Ltd.	93,704	5,001
*	Dell Technologies Inc. Class V	45,513	4,801
	Motorola Solutions Inc.	35,288	4,632
	DXC Technology Co.	68,770	4,335
	Symantec Corp.	152,224	3,366
	Western Digital Corp.	73,523	3,337
*	Synopsys Inc.	33,018	3,036
	Juniper Networks Inc.	83,964	2,411
*	Micron Technology Inc.	61,942	2,388
	Amdocs Ltd.	34,852	2,262
	Leidos Holdings Inc.	35,205	2,218
*	Qorvo Inc.	30,832	2,029
*	Arrow Electronics Inc.	21,237	1,635
	Marvell Technology Group Ltd.	97,009	1,563
	Teradyne Inc.	37,998	1,356
*	ARRIS International plc	41,769	1,291
	Avnet Inc.	28,651	1,255

*	Autodesk Inc.	8,578	1,239
*	Take-Two Interactive Software Inc.	11,134	1,221
*	Nuance Communications Inc.	69,729	1,115
	Dolby Laboratories Inc. Class A	15,253	1,074
	Jabil Inc.	40,270	1,006
	Cognizant Technology Solutions Corp. Class A	13,970	995
	Skyworks Solutions Inc.	12,836	934
*	CommScope Holding Co. Inc.	46,303	838
*	Zynga Inc. Class A	184,010	666
*	EchoStar Corp. Class A	11,517	482
	LogMeIn Inc.	4,234	390
	Cypress Semiconductor Corp.	27,448	382
*	Teradata Corp.	8,740	329
*	FireEye Inc.	15,652	313
	Sabre Corp.	12,222	312
*	Coherent Inc.	1,625	224
*	Akamai Technologies Inc.	2,615	180
	SS&C Technologies Holdings Inc.	3,431	165
*	NCR Corp.	4,960	137
*	Aspen Technology Inc.	934	81
*	Pluralsight Inc. Class A	1,150	28
			285,275
Utilities (9.8%)
	Verizon Communications Inc.	1,015,232	61,219
	AT&T Inc.	1,784,514	55,748
	NextEra Energy Inc.	115,394	20,968
	Duke Energy Corp.	174,945	15,495
	Dominion Energy Inc.	160,059	11,924
	Southern Co.	248,735	11,773
	Exelon Corp.	237,124	11,000
	American Electric Power Co. Inc.	121,013	9,408
	Sempra Energy	67,015	7,722
	Public Service Enterprise Group Inc.	123,725	6,916
	Xcel Energy Inc.	124,479	6,529
	Consolidated Edison Inc.	76,257	6,127
	WEC Energy Group Inc.	77,360	5,607
	DTE Energy Co.	44,313	5,306
	Eversource Energy	77,544	5,299
	PPL Corp.	171,725	5,253
	FirstEnergy Corp.	119,452	4,519
	CenturyLink Inc.	234,436	4,407
	Edison International	77,900	4,309
	American Water Works Co. Inc.	44,315	4,228
	Ameren Corp.	59,838	4,106
	Evergy Inc.	66,304	3,937
	Entergy Corp.	44,479	3,872
	CMS Energy Corp.	69,313	3,611
	CenterPoint Energy Inc.	120,872	3,386
*	PG&E Corp.	127,147	3,354
	NRG Energy Inc.	74,562	2,865
	Alliant Energy Corp.	56,964	2,586
	Atmos Energy Corp.	27,011	2,584
	AES Corp.	162,755	2,521
	Pinnacle West Capital Corp.	27,586	2,465
	UGI Corp.	42,658	2,451
*	Vistra Energy Corp.	100,932	2,370
	NiSource Inc.	88,321	2,333

	OGE Energy Corp.	48,628	1,927
*	T-Mobile US Inc.	26,037	1,782
	SCANA Corp.	34,856	1,626
	Aqua America Inc.	43,432	1,489
	Vectren Corp.	20,320	1,459
	MDU Resources Group Inc.	47,435	1,256
	Hawaiian Electric Industries Inc.	26,789	1,027
*	Sprint Corp.	160,440	1,008
	National Fuel Gas Co.	18,159	978
	Telephone & Data Systems Inc.	24,397	872
	Avangrid Inc.	13,485	679
*	United States Cellular Corp.	3,050	170
			320,471
Total Common Stocks (Cost $2,945,008)			3,245,754

	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)

3,4	Vanguard Market Liquidity Fund	2.407%		28,940	2,894

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.292%	2/28/19	200	199
Total Temporary Cash Investments (Cost $3,093)					3,093
Total Investments (99.9%) (Cost $2,948,101)					3,248,847
Other Assets and Liabilities-Net (0.1%)[4,5]					6,407
Net Assets (100%)					3,255,254

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,463,000.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.

2     “Other” represents securities that are not classified by the fund’s benchmark index.

3     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4     Includes $1,646,000 of collateral received for securities on loan.

5     Securities with a value of $199,000 and cash of $223,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)

	Expiration	Number of Long (Short Contracts	)	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	60		8,275	29

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	3,245,754	—	—
Temporary Cash Investments	2,894	199	—
Futures Contracts—Assets[1]	42	—	—
Total	3,248,690	199	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.0%)[1]
Consumer Discretionary (18.0%)
*	Amazon.com Inc.	131,712	222,616
	Home Depot Inc.	444,069	80,075
	Walt Disney Co.	411,271	47,498
*	Netflix Inc.	160,543	45,936
	Costco Wholesale Corp.	168,297	38,924
	NIKE Inc. Class B	483,594	36,328
*	Booking Holdings Inc.	18,258	34,542
	Starbucks Corp.	505,972	33,758
	Lowe’s Cos. Inc.	314,569	29,686
	TJX Cos. Inc.	483,165	23,603
*	Tesla Inc.	52,167	18,283
*	Charter Communications Inc. Class A	47,456	15,622
	Marriott International Inc. Class A	110,804	12,746
	Ross Stores Inc.	142,720	12,502
	Estee Lauder Cos. Inc. Class A	83,939	11,975
	Dollar General Corp.	103,574	11,496
	McDonald’s Corp.	57,988	10,931
*	O’Reilly Automotive Inc.	30,426	10,551
	Hilton Worldwide Holdings Inc.	107,683	8,134
	VF Corp.	95,769	7,785
*	AutoZone Inc.	8,864	7,172
	CBS Corp. Class B	126,621	6,860
*	Ulta Beauty Inc.	22,010	6,554
	Aptiv plc	88,229	6,344
	Expedia Group Inc.	46,311	5,594
*	Lululemon Athletica Inc.	37,668	4,993
	Las Vegas Sands Corp.	83,959	4,613
	Domino’s Pizza Inc.	16,195	4,491
	Tractor Supply Co.	46,916	4,463
*	Chipotle Mexican Grill Inc. Class A	9,361	4,430
	Omnicom Group Inc.	56,465	4,346
	Wynn Resorts Ltd.	39,530	4,325
	Vail Resorts Inc.	15,418	4,304
*	Burlington Stores Inc.	25,625	4,248
	Yum! Brands Inc.	35,608	3,284
	Hasbro Inc.	35,213	3,204
^	Sirius XM Holdings Inc.	494,160	3,079
*	NVR Inc.	1,218	2,984
*	Live Nation Entertainment Inc.	53,250	2,965
	DR Horton Inc.	77,834	2,897
	KAR Auction Services Inc.	48,560	2,775
*	CarMax Inc.	41,367	2,733
	Darden Restaurants Inc.	23,962	2,649
*	TripAdvisor Inc.	39,915	2,557
	Lennar Corp. Class A	58,713	2,509
	Pool Corp.	15,256	2,479
*	WABCO Holdings Inc.	20,375	2,475
	Nordstrom Inc.	45,228	2,391
	Dunkin’ Brands Group Inc.	31,829	2,355

*	Wayfair Inc.	22,045	2,341
*	eBay Inc.	78,015	2,329
*	ServiceMaster Global Holdings Inc.	52,215	2,312
*	Bright Horizons Family Solutions Inc.	18,525	2,254
*	Grand Canyon Education Inc.	18,097	2,214
	Polaris Industries Inc.	22,647	2,197
	Hanesbrands Inc.	137,836	2,193
	Wyndham Hotels & Resorts Inc.	37,841	1,897
	Six Flags Entertainment Corp.	27,372	1,680
	Carter’s Inc.	17,719	1,639
	Gentex Corp.	70,363	1,585
	Best Buy Co. Inc.	23,658	1,528
	Service Corp. International	31,817	1,470
	Advance Auto Parts Inc.	8,266	1,469
	Cable One Inc.	1,632	1,468
*	Dollar Tree Inc.	15,306	1,328
	Wendy’s Co.	72,086	1,292
*	Under Armour Inc. Class A	53,568	1,279
*	Michael Kors Holdings Ltd.	29,073	1,272
*	Under Armour Inc.	55,820	1,246
*	2U Inc.	21,234	1,240
*	Hilton Grand Vacations Inc.	37,077	1,189
*	Urban Outfitters Inc.	28,303	1,078
	Thor Industries Inc.	15,888	1,077
	Choice Hotels International Inc.	13,282	1,034
*	AMC Networks Inc. Class A	16,977	1,016
	Fortune Brands Home & Security Inc.	22,604	990
*,^	Tempur Sealy International Inc.	17,758	905
	Toll Brothers Inc.	27,431	904
	Tapestry Inc.	21,747	847
	PulteGroup Inc.	31,630	839
	Extended Stay America Inc.	43,505	792
	Tiffany & Co.	8,300	755
*	Skechers U.S.A. Inc. Class A	24,006	648
*	frontdoor Inc.	26,101	608
*	Floor & Decor Holdings Inc. Class A	18,239	604
*	LKQ Corp.	20,182	562
	L Brands Inc.	16,724	554
*	Visteon Corp.	7,143	527
	MGM Resorts International	17,707	477
	Yum China Holdings Inc.	11,922	427
	Williams-Sonoma Inc.	7,218	409
*	Mattel Inc.	29,129	405
	H&R Block Inc.	14,513	392
	Lear Corp.	2,660	362
	Interpublic Group of Cos. Inc.	14,993	352
*	Garrett Motion Inc.	17,811	205
*	Madison Square Garden Co. Class A	710	192
	Brunswick Corp.	3,194	169
	Gap Inc.	5,193	142
	Columbia Sportswear Co.	1,433	131
	Lennar Corp. Class B	3,652	126
*	Michaels Cos. Inc.	6,517	111
	Lions Gate Entertainment Corp. Class B	3,507	63
	International Game Technology plc	2,112	36
	Lions Gate Entertainment Corp. Class A	572	11
			882,236

Consumer Staples (5.0%)
	PepsiCo Inc.	484,073	59,028
	Coca-Cola Co.	1,143,364	57,626
	Altria Group Inc.	729,283	39,987
	Kimberly-Clark Corp.	116,724	13,466
	Sysco Corp.	183,393	12,361
	Constellation Brands Inc. Class A	60,449	11,834
*	Monster Beverage Corp.	153,808	9,179
	Clorox Co.	42,999	7,121
	Hershey Co.	49,191	5,327
	Church & Dwight Co. Inc.	79,687	5,274
	Brown-Forman Corp. Class B	108,621	5,183
	Colgate-Palmolive Co.	61,116	3,882
	Kellogg Co.	47,705	3,036
	CVS Health Corp.	37,402	3,000
	Keurig Dr Pepper Inc.	69,458	1,875
	Campbell Soup Co.	46,883	1,838
*	Post Holdings Inc.	14,502	1,403
*	Sprouts Farmers Market Inc.	48,633	1,120
	Brown-Forman Corp. Class A	19,661	956
	Energizer Holdings Inc.	13,004	583
	General Mills Inc.	11,601	491
	Nu Skin Enterprises Inc. Class A	6,490	428
*	Herbalife Nutrition Ltd.	7,381	423
	McCormick & Co. Inc.	2,705	406
	Spectrum Brands Holdings Inc.	6,880	340
*	US Foods Holding Corp.	4,863	161
			246,328
Energy (0.8%)
	Halliburton Co.	336,490	10,576
	Pioneer Natural Resources Co.	36,002	5,319
	ONEOK Inc.	65,279	4,010
*	Cheniere Energy Inc.	61,763	3,775
	Anadarko Petroleum Corp.	66,626	3,525
	Cabot Oil & Gas Corp.	122,959	3,094
	EOG Resources Inc.	25,083	2,591
*	Parsley Energy Inc. Class A	71,048	1,430
*	Concho Resources Inc.	9,724	1,267
	Diamondback Energy Inc.	9,835	1,086
*	Continental Resources Inc.	16,152	739
*	Antero Resources Corp.	49,299	647
*	Newfield Exploration Co.	27,788	471
	Cimarex Energy Co.	4,502	369
	Apache Corp.	9,228	324
	RPC Inc.	8,009	105
*	Kosmos Energy Ltd.	17,530	94
			39,422
Financial Services (12.5%)
	Visa Inc. Class A	688,730	97,600
	Mastercard Inc. Class A	353,928	71,164
*	PayPal Holdings Inc.	457,682	39,274
	American Tower Corp.	168,951	27,791
	American Express Co.	186,229	20,908
	Charles Schwab Corp.	462,743	20,731
*	Berkshire Hathaway Inc. Class B	94,048	20,525
	Simon Property Group Inc.	108,917	20,225

	S&P Global Inc.	96,747	17,691
	Aon plc	93,936	15,510
	Progressive Corp.	223,223	14,797
	Crown Castle International Corp.	120,273	13,819
*	Fiserv Inc.	155,896	12,336
	Public Storage	57,143	12,186
	Equinix Inc.	30,512	11,756
	Moody’s Corp.	64,225	10,216
	Intercontinental Exchange Inc.	113,873	9,306
	T. Rowe Price Group Inc.	84,990	8,445
	Marsh & McLennan Cos. Inc.	91,196	8,089
*	Square Inc.	110,276	7,702
*	SBA Communications Corp. Class A	43,783	7,479
	Global Payments Inc.	61,046	6,826
*	FleetCor Technologies Inc.	33,813	6,539
	Total System Services Inc.	69,196	6,046
	TD Ameritrade Holding Corp.	108,255	5,825
	MSCI Inc. Class A	33,456	5,256
	Broadridge Financial Solutions Inc.	44,498	4,711
	TransUnion	70,666	4,563
	Discover Financial Services	60,477	4,312
	Cboe Global Markets Inc.	39,886	4,293
	Jack Henry & Associates Inc.	29,653	4,143
*	First Data Corp. Class A	209,573	3,999
*	SVB Financial Group	15,641	3,985
	Extra Space Storage Inc.	40,641	3,901
	Alliance Data Systems Corp.	18,573	3,721
	FactSet Research Systems Inc.	14,437	3,385
	Equity LifeStyle Properties Inc.	32,507	3,235
	MarketAxess Holdings Inc.	14,087	3,067
	CME Group Inc.	15,889	3,020
	SEI Investments Co.	51,284	2,754
	Travelers Cos. Inc.	20,271	2,643
	Synchrony Financial	99,706	2,590
*	CBRE Group Inc. Class A	58,641	2,561
*	WEX Inc.	15,851	2,456
	Northern Trust Corp.	22,756	2,258
	Lamar Advertising Co. Class A	29,258	2,219
*	Fair Isaac Corp.	11,101	2,205
	LPL Financial Holdings Inc.	33,862	2,173
	American International Group Inc.	49,201	2,128
	Eaton Vance Corp.	44,347	1,806
	Lazard Ltd. Class A	40,691	1,633
*	Credit Acceptance Corp.	3,964	1,623
	Signature Bank	13,015	1,605
	Wyndham Destinations Inc.	37,522	1,556
	Interactive Brokers Group Inc.	26,053	1,507
	Everest Re Group Ltd.	6,131	1,362
	CoreSite Realty Corp.	13,958	1,360
	Equifax Inc.	12,421	1,275
	Evercore Inc. Class A	15,403	1,272
	Capital One Financial Corp.	14,004	1,256
*	Zillow Group Inc.	33,752	1,234
	Taubman Centers Inc.	22,713	1,202
	E*TRADE Financial Corp.	22,918	1,198
	Raymond James Financial Inc.	14,848	1,184
	Fidelity National Information Services Inc.	10,757	1,161

	Ameriprise Financial Inc.	8,776	1,139
*	Euronet Worldwide Inc.	9,489	1,116
*	Western Alliance Bancorp	22,711	1,064
	Erie Indemnity Co. Class A	7,250	992
	Gaming and Leisure Properties Inc.	27,845	959
	Dun & Bradstreet Corp.	6,214	892
*	Worldpay Inc. Class A	10,347	888
	Western Union Co.	47,134	883
	Morningstar Inc.	6,942	820
*	CoreLogic Inc.	19,534	790
*	Texas Capital Bancshares Inc.	12,072	720
	Pinnacle Financial Partners Inc.	12,404	711
*	Arch Capital Group Ltd.	23,592	675
*	Howard Hughes Corp.	6,032	668
	State Street Corp.	9,119	666
*	Zillow Group Inc. Class A	15,747	571
*	Markel Corp.	465	532
	Virtu Financial Inc. Class A	16,238	409
	Alleghany Corp.	642	405
	Alexandria Real Estate Equities Inc.	3,092	385
	Comerica Inc.	3,816	302
	Omega Healthcare Investors Inc.	6,239	237
	Hudson Pacific Properties Inc.	7,290	225
	East West Bancorp Inc.	4,148	223
	BOK Financial Corp.	2,374	200
	Voya Financial Inc.	4,378	197
	Axis Capital Holdings Ltd.	3,394	188
	RenaissanceRe Holdings Ltd.	1,321	175
	Brown & Brown Inc.	5,008	145
	Synovus Financial Corp.	3,504	132
	Santander Consumer USA Holdings Inc.	5,714	111
	Life Storage Inc.	996	97
	Colony Capital Inc.	11,216	69
*	OneMain Holdings Inc.	2,076	61
			612,245
Health Care (14.0%)
	UnitedHealth Group Inc.	368,208	103,599
	AbbVie Inc.	583,821	55,037
	Amgen Inc.	234,754	48,888
	Johnson & Johnson	186,171	27,349
	Eli Lilly & Co.	226,234	26,840
	Gilead Sciences Inc.	371,545	26,729
*	Biogen Inc.	73,488	24,524
	Stryker Corp.	131,590	23,089
*	Intuitive Surgical Inc.	43,293	22,983
*	Celgene Corp.	270,391	19,528
*	Illumina Inc.	56,511	19,073
	Bristol-Myers Squibb Co.	335,222	17,921
*	Vertex Pharmaceuticals Inc.	98,250	17,763
	Zoetis Inc.	186,562	17,513
	Humana Inc.	50,266	16,561
*	Boston Scientific Corp.	408,227	15,378
*	Edwards Lifesciences Corp.	80,861	13,100
*	Regeneron Pharmaceuticals Inc.	30,706	11,228
	HCA Healthcare Inc.	76,122	10,961
*	Centene Corp.	69,122	9,833
*	Alexion Pharmaceuticals Inc.	68,286	8,409

	Cigna Corp.	36,178	8,081
*	Align Technology Inc.	30,454	7,001
*	IDEXX Laboratories Inc.	33,001	6,724
*	BioMarin Pharmaceutical Inc.	67,820	6,513
	ResMed Inc.	54,178	6,057
*	ABIOMED Inc.	16,459	5,476
	Merck & Co. Inc.	68,799	5,459
	AmerisourceBergen Corp. Class A	60,657	5,392
*	WellCare Health Plans Inc.	17,824	4,543
*	Veeva Systems Inc. Class A	46,145	4,437
*	Varian Medical Systems Inc.	35,262	4,351
*	DexCom Inc.	33,563	4,349
*	Incyte Corp.	67,408	4,331
*	Exact Sciences Corp.	46,025	3,589
*	Sarepta Therapeutics Inc.	25,515	3,303
*	Cerner Corp.	54,826	3,175
*	Jazz Pharmaceuticals plc	20,765	3,140
*	Neurocrine Biosciences Inc.	34,345	3,032
	Encompass Health Corp.	37,880	2,849
*	Ionis Pharmaceuticals Inc.	48,300	2,815
*	Molina Healthcare Inc.	19,910	2,782
*	Seattle Genetics Inc.	41,007	2,566
*	PRA Health Sciences Inc.	21,962	2,564
*	Alnylam Pharmaceuticals Inc.	30,365	2,464
*	Nektar Therapeutics Class A	59,768	2,414
	Becton Dickinson and Co.	9,252	2,338
	Bio-Techne Corp.	14,251	2,300
*	Exelixis Inc.	112,116	2,277
	Thermo Fisher Scientific Inc.	9,085	2,267
*	Alkermes plc	58,880	2,146
*	athenahealth Inc.	15,450	2,056
*	Sage Therapeutics Inc.	17,442	2,011
*	Masimo Corp.	17,277	1,908
	Chemed Corp.	5,950	1,885
*	Insulet Corp.	22,384	1,879
*	Express Scripts Holding Co.	17,664	1,792
*	Charles River Laboratories International Inc.	12,994	1,752
*	Bluebird Bio Inc.	14,226	1,748
*	DaVita Inc.	26,087	1,723
*	Penumbra Inc.	11,741	1,635
	Hill-Rom Holdings Inc.	16,443	1,594
	Baxter International Inc.	21,495	1,474
*	ICU Medical Inc.	5,983	1,439
	Cantel Medical Corp.	14,112	1,212
*	Agios Pharmaceuticals Inc.	18,149	1,194
	McKesson Corp.	9,553	1,189
*	Integra LifeSciences Holdings Corp.	21,009	1,127
	Teleflex Inc.	3,341	920
	Cooper Cos. Inc.	2,945	821
*	Henry Schein Inc.	8,632	770
	West Pharmaceutical Services Inc.	6,472	709
*,^	TESARO Inc.	14,900	691
*	Catalent Inc.	13,151	521
	Bruker Corp.	15,545	515
*	Laboratory Corp. of America Holdings	2,307	336
*	Premier Inc. Class A	6,812	270
			688,212

Materials & Processing (2.2%)
*	Linde plc	130,553	20,764
	Sherwin-Williams Co.	32,072	13,601
	Ecolab Inc.	44,469	7,137
	Fastenal Co.	110,487	6,547
	LyondellBasell Industries NV Class A	58,974	5,503
	Ingersoll-Rand plc	50,938	5,273
	Vulcan Materials Co.	47,481	5,019
	Martin Marietta Materials Inc.	22,182	4,230
	Packaging Corp. of America	35,944	3,516
	Celanese Corp. Class A	33,091	3,340
	Lennox International Inc.	12,956	2,927
	International Flavors & Fragrances Inc.	18,216	2,580
	Masco Corp.	81,333	2,577
*	Crown Holdings Inc.	49,544	2,541
	Chemours Co.	68,405	1,948
	FMC Corp.	20,922	1,731
	Watsco Inc.	9,806	1,507
	Versum Materials Inc.	41,652	1,443
*	Berry Global Group Inc.	25,297	1,273
	Sealed Air Corp.	33,748	1,233
	WR Grace & Co.	18,930	1,208
*	Armstrong World Industries Inc.	17,583	1,178
	NewMarket Corp.	2,788	1,172
	Eagle Materials Inc.	15,559	1,136
	Southern Copper Corp.	31,596	1,058
	Westlake Chemical Corp.	12,879	934
	International Paper Co.	17,942	829
*	Axalta Coating Systems Ltd.	32,951	825
	Royal Gold Inc.	10,292	753
	PPG Industries Inc.	6,229	681
	RPM International Inc.	10,212	673
	Scotts Miracle-Gro Co.	7,581	576
*	Platform Specialty Products Corp.	42,510	500
	Steel Dynamics Inc.	13,270	467
	Hexcel Corp.	7,208	444
	Silgan Holdings Inc.	9,966	257
	Graphic Packaging Holding Co.	20,157	242
*	Univar Inc.	6,594	143
			107,766
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	3,325	32
*	Elanco Animal Health Inc.	578	20
			52
Producer Durables (13.3%)
	Boeing Co.	208,692	72,366
	Accenture plc Class A	247,690	40,750
	Union Pacific Corp.	261,835	40,265
	3M Co.	183,329	38,118
	United Parcel Service Inc. Class B	265,996	30,667
	Caterpillar Inc.	205,559	27,888
	Lockheed Martin Corp.	87,228	26,206
	Honeywell International Inc.	178,245	26,157
	Automatic Data Processing Inc.	169,660	25,011
	FedEx Corp.	95,339	21,833
	Raytheon Co.	110,604	19,393

	Deere & Co.	124,689	19,312
	Illinois Tool Works Inc.	128,722	17,899
	Northrop Grumman Corp.	62,291	16,188
	Waste Management Inc.	140,761	13,196
	Emerson Electric Co.	171,630	11,588
	CSX Corp.	147,718	10,729
	Paychex Inc.	123,586	8,745
	General Dynamics Corp.	44,904	8,302
	Rockwell Automation Inc.	47,287	8,244
	Fortive Corp.	103,770	7,894
	Southwest Airlines Co.	143,653	7,845
*	Verisk Analytics Inc. Class A	61,678	7,606
*	TransDigm Group Inc.	18,626	6,736
	Cintas Corp.	33,632	6,302
*	Mettler-Toledo International Inc.	9,585	6,102
	WW Grainger Inc.	17,455	5,482
*	Waters Corp.	27,302	5,422
	Expeditors International of Washington Inc.	67,065	5,103
*	CoStar Group Inc.	13,755	5,081
	CH Robinson Worldwide Inc.	53,230	4,915
*	Copart Inc.	77,864	3,985
	IDEX Corp.	27,797	3,819
	Delta Air Lines Inc.	61,622	3,741
*	United Rentals Inc.	31,714	3,715
*	Zebra Technologies Corp.	20,333	3,656
*	XPO Logistics Inc.	48,031	3,644
	JB Hunt Transport Services Inc.	33,509	3,564
	Old Dominion Freight Line Inc.	25,336	3,464
	Spirit AeroSystems Holdings Inc. Class A	40,882	3,347
	Avery Dennison Corp.	33,723	3,251
	Cummins Inc.	21,147	3,194
	Huntington Ingalls Industries Inc.	14,079	3,034
	Robert Half International Inc.	46,229	2,858
	Xylem Inc.	38,410	2,803
	Graco Inc.	63,411	2,793
	Allegion plc	30,147	2,761
	Donaldson Co. Inc.	46,730	2,619
	Booz Allen Hamilton Holding Corp. Class A	51,025	2,618
	AO Smith Corp.	54,902	2,601
	Nordson Corp.	20,740	2,497
	Toro Co.	39,837	2,470
	Rollins Inc.	37,479	2,382
	Roper Technologies Inc.	7,243	2,155
	Allison Transmission Holdings Inc.	44,291	2,087
	Lincoln Electric Holdings Inc.	24,115	2,073
	HEICO Corp. Class A	29,243	1,975
	BWX Technologies Inc.	38,141	1,725
	Landstar System Inc.	15,771	1,720
	National Instruments Corp.	34,354	1,682
*	Sensata Technologies Holding plc	35,310	1,633
	Parker-Hannifin Corp.	9,151	1,574
	Hubbell Inc. Class B	14,177	1,562
*	Middleby Corp.	12,319	1,488
	Littelfuse Inc.	7,676	1,469
	HEICO Corp.	14,830	1,253
	AMETEK Inc.	16,812	1,235
	Wabtec Corp.	11,855	1,122

	Textron Inc.	15,975	897
*	HD Supply Holdings Inc.	21,254	848
*	Welbilt Inc.	49,979	691
	MSC Industrial Direct Co. Inc. Class A	7,729	685
*	Resideo Technologies Inc.	29,647	612
	Genpact Ltd.	19,794	601
*	Quanta Services Inc.	16,942	595
	Republic Services Inc. Class A	5,496	425
*	Gardner Denver Holdings Inc.	16,243	402
*	Genesee & Wyoming Inc. Class A	4,822	402
	FLIR Systems Inc.	4,629	212
	Curtiss-Wright Corp.	1,307	144
	Air Lease Corp. Class A	2,925	114
	Schneider National Inc. Class B	3,241	72
			651,614
Technology (33.0%)
	Apple Inc.	1,862,326	332,574
	Microsoft Corp.	2,765,163	306,629
*	Facebook Inc. Class A	916,153	128,820
*	Alphabet Inc. Class C	117,183	128,249
*	Alphabet Inc. Class A	115,221	127,855
*	Adobe Inc.	189,403	47,519
*	salesforce.com Inc.	271,867	38,812
	Texas Instruments Inc.	377,414	37,685
	NVIDIA Corp.	224,240	36,648
	International Business Machines Corp.	254,478	31,624
	Broadcom Inc.	99,512	23,625
	Intuit Inc.	93,931	20,151
	Applied Materials Inc.	388,197	14,472
	Activision Blizzard Inc.	290,085	14,469
	Cognizant Technology Solutions Corp. Class A	202,774	14,444
*	Micron Technology Inc.	349,128	13,462
*	ServiceNow Inc.	67,482	12,502
*	Red Hat Inc.	68,193	12,177
*	Autodesk Inc.	71,017	10,262
	Amphenol Corp. Class A	113,743	10,003
*	Electronic Arts Inc.	115,975	9,750
	Lam Research Corp.	60,684	9,525
*	Workday Inc. Class A	55,780	9,148
	Xilinx Inc.	98,104	9,073
*	Twitter Inc.	272,541	8,571
*	Advanced Micro Devices Inc.	349,072	7,435
	NetApp Inc.	100,959	6,751
	Microchip Technology Inc.	88,779	6,658
	Harris Corp.	45,650	6,526
*	VeriSign Inc.	40,473	6,316
*	Splunk Inc.	55,656	6,218
	Maxim Integrated Products Inc.	107,246	5,997
*	Palo Alto Networks Inc.	34,432	5,955
	KLA-Tencor Corp.	60,092	5,923
*	Citrix Systems Inc.	51,980	5,664
	CDW Corp.	56,932	5,276
*	Arista Networks Inc.	21,854	5,212
*	Gartner Inc.	33,999	5,208
*	ANSYS Inc.	32,025	5,189
	Oracle Corp.	104,535	5,097
*	IAC/InterActiveCorp	28,600	5,090

*	Cadence Design Systems Inc.	107,333	4,834
*	VMware Inc. Class A	26,871	4,497
*	Akamai Technologies Inc.	59,891	4,117
*	F5 Networks Inc.	23,554	4,051
*	GoDaddy Inc. Class A	61,554	4,017
*	Fortinet Inc.	53,435	3,946
*	PTC Inc.	44,764	3,872
	SS&C Technologies Holdings Inc.	73,786	3,553
	Skyworks Solutions Inc.	48,585	3,536
*	Tableau Software Inc. Class A	26,938	3,358
*	ON Semiconductor Corp.	162,745	3,121
*	Ultimate Software Group Inc.	11,636	3,071
*	Atlassian Corp. plc Class A	35,191	3,024
*	Guidewire Software Inc.	30,634	2,848
*	Take-Two Interactive Software Inc.	25,721	2,821
	Cognex Corp.	63,534	2,797
*	Tyler Technologies Inc.	14,433	2,782
*	GrubHub Inc.	34,664	2,714
*	Twilio Inc. Class A	27,445	2,593
*	EPAM Systems Inc.	19,502	2,540
	CDK Global Inc.	50,158	2,528
*	Paycom Software Inc.	19,019	2,525
*	Black Knight Inc.	54,562	2,474
*	Zendesk Inc.	40,176	2,388
*	Aspen Technology Inc.	25,899	2,235
*	RingCentral Inc. Class A	26,055	2,160
	Sabre Corp.	82,637	2,113
*	Okta Inc.	32,854	2,091
	Monolithic Power Systems Inc.	15,594	2,059
	Analog Devices Inc.	22,388	2,058
*	IPG Photonics Corp.	13,870	1,972
*	Proofpoint Inc.	19,269	1,869
*	Nutanix Inc.	40,802	1,824
	MKS Instruments Inc.	20,749	1,628
	Universal Display Corp.	16,254	1,493
*	RealPage Inc.	27,706	1,429
	Cypress Semiconductor Corp.	94,747	1,317
*	Manhattan Associates Inc.	25,269	1,252
*	Teradata Corp.	32,072	1,207
	LogMeIn Inc.	13,030	1,202
*	Pure Storage Inc. Class A	63,019	1,192
*	NCR Corp.	37,162	1,030
*	FireEye Inc.	49,605	993
	Motorola Solutions Inc.	7,019	921
*	Coherent Inc.	6,631	916
	Marvell Technology Group Ltd.	56,817	915
^	Ubiquiti Networks Inc.	7,378	804
*,^	Match Group Inc.	19,800	797
	Pegasystems Inc.	14,417	778
*	Dell Technologies Inc. Class V	5,565	587
	NXP Semiconductors NV	6,994	583
*	DocuSign Inc. Class A	12,861	537
*	Ceridian HCM Holding Inc.	13,318	534
*	Synopsys Inc.	5,332	490
	Teradyne Inc.	11,682	417
*	Pluralsight Inc. Class A	7,548	182

Switch Inc.		13,672	106
			1,620,262
Utilities (0.2%)
*	T-Mobile US Inc.	77,094	5,277
*	Zayo Group Holdings Inc.	76,373	2,010
			7,287
Total Common Stocks (Cost $3,694,183)			4,855,424
	Coupon
Temporary Cash Investment (0.9%)[1]
Money Market Fund (0.9%)
[3,4] Vanguard Market Liquidity Fund (Cost $45,725)	2.407%	457,249	45,725
Total Investments (99.9%) (Cost $3,739,908)			4,901,149
Other Assets and Liabilities-Net (0.1%)[4,5,6]			4,794
Net Assets (100%)			4,905,943

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,002,000.

§     Security value determined using significant unobservable inputs.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.

2     “Other” represents securities that are not classified by the fund’s benchmark index.

3     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4     Includes $4,403,000 of collateral received for securities on loan.

5     Cash of $544,000 has been segregated as initial margin for open futures contracts.

6     Cash of $1,280,000 has been segregated as collateral for open over-the-counter swap contracts.

CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
	Expiration	Number of Long (Short Contracts	)	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	90		12,412	(418)

Total Return Swaps

Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid	)[1]	Value and Unrealized Appreciation (Depreciation ($000))
Amazon.com Inc.	2/4/2019	GSI	40,486	(2.503%)		1,737

GSI—Goldman Sachs International.

Russell 1000 Growth Index Fund

1 Payment received/paid monthly.

At November 30, 2018, a counterparty had deposited in a segregated account cash of $1,430,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

Russell 1000 Growth Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	4,855,392	—	32
Temporary Cash Investments	45,725	—	—
Futures Contracts—Assets[1]	63	—	—
Swap Contracts—Assets	—	1,737	—
Total	4,901,180	1,737	32

1 Represents variation margin on the last day of the reporting period.

Vanguard Russell 2000 Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (15.3%)
*	Etsy Inc.	138,768	7,499
*	Five Below Inc.	63,434	6,647
*	Planet Fitness Inc. Class A	102,803	5,677
*	Trade Desk Inc. Class A	37,812	5,386
	Texas Roadhouse Inc. Class A	78,743	5,199
*	Ollie’s Bargain Outlet Holdings Inc.	57,971	5,142
*	Deckers Outdoor Corp.	35,154	4,684
*	Helen of Troy Ltd.	30,784	4,403
	Nexstar Media Group Inc. Class A	52,310	4,323
	New York Times Co. Class A	153,214	4,111
^	Cracker Barrel Old Country Store Inc.	22,406	4,051
*	Adtalem Global Education Inc.	69,725	4,026
	American Eagle Outfitters Inc.	187,236	3,919
*	Churchill Downs Inc.	13,738	3,816
	Aaron’s Inc.	80,803	3,782
	Wolverine World Wide Inc.	107,171	3,708
	World Wrestling Entertainment Inc. Class A	50,038	3,701
	Marriott Vacations Worldwide Corp.	45,124	3,664
	Signet Jewelers Ltd.	68,869	3,629
*	Chegg Inc.	125,816	3,517
*	Stamps.com Inc.	20,388	3,496
*	Eldorado Resorts Inc.	76,398	3,360
	TEGNA Inc.	252,338	3,354
	Strategic Education Inc.	24,225	3,306
	Steven Madden Ltd.	101,363	3,267
*	Cimpress NV	25,591	3,088
	Monro Inc.	37,034	3,012
*	Sally Beauty Holdings Inc.	140,196	2,960
*	SiteOne Landscape Supply Inc.	46,358	2,858
*	Murphy USA Inc.	34,939	2,831
	Jack in the Box Inc.	31,570	2,800
*	Penn National Gaming Inc.	126,117	2,788
*	Dorman Products Inc.	31,116	2,734
*	Fox Factory Holding Corp.	42,023	2,677
*	Liberty Expedia Holdings Inc. Class A	63,493	2,661
	Sinclair Broadcast Group Inc. Class A	83,726	2,633
	Dave & Buster’s Entertainment Inc.	46,274	2,631
	Meredith Corp.	45,839	2,625
	Brinker International Inc.	51,004	2,605
*,^	RH	22,374	2,599
*	National Vision Holdings Inc.	70,592	2,596
*	Pandora Media Inc.	297,175	2,582
	Dana Inc.	170,255	2,470
*	Liberty Latin America Ltd.	132,989	2,459
	Children’s Place Inc.	18,821	2,440
	Boyd Gaming Corp.	95,709	2,375
	Cheesecake Factory Inc.	49,603	2,341
*	Taylor Morrison Home Corp. Class A	136,338	2,305
*	Avis Budget Group Inc.	77,508	2,270

*	Weight Watchers International Inc.	44,802	2,241
	Travelport Worldwide Ltd.	146,161	2,233
	Tupperware Brands Corp.	58,698	2,228
	DSW Inc. Class A	80,058	2,221
	Wingstop Inc.	33,785	2,217
	Lithia Motors Inc. Class A	26,703	2,213
	LCI Industries	28,323	2,192
*	TRI Pointe Group Inc.	175,041	2,185
*	Crocs Inc.	78,342	2,178
	KB Home	100,600	2,124
*	Cars.com Inc.	81,868	2,118
	Red Rock Resorts Inc. Class A	80,865	2,115
	Office Depot Inc.	646,001	2,087
*	Roku Inc.	50,412	2,054
	Big Lots Inc.	46,690	2,034
*	G-III Apparel Group Ltd.	50,702	2,032
	Cooper Tire & Rubber Co.	58,966	2,017
	Bed Bath & Beyond Inc.	156,486	2,016
*	Gentherm Inc.	42,815	1,988
	Tenneco Inc. Class A	58,854	1,986
*	BJ’s Wholesale Club Holdings Inc.	82,672	1,931
*	Shutterfly Inc.	38,209	1,910
	Bloomin’ Brands Inc.	97,440	1,905
*	Belmond Ltd. Class A	104,267	1,898
	Callaway Golf Co.	109,256	1,872
*	MSG Networks Inc.	68,486	1,834
*	SeaWorld Entertainment Inc.	63,510	1,809
*	Sotheby’s	43,733	1,749
	Sonic Corp.	40,196	1,747
	Dine Brands Global Inc.	19,471	1,736
*	Meritage Homes Corp.	45,301	1,733
*	Gray Television Inc.	93,550	1,730
	PriceSmart Inc.	25,752	1,723
	Abercrombie & Fitch Co.	78,742	1,646
*	Cavco Industries Inc.	9,888	1,627
*,^	Carvana Co. Class A	37,580	1,627
*	American Axle & Manufacturing Holdings Inc.	129,632	1,614
*	Asbury Automotive Group Inc.	23,317	1,612
*	Liberty TripAdvisor Holdings Inc. Class A	84,481	1,608
*	Meritor Inc.	97,292	1,605
	GameStop Corp. Class A	117,427	1,604
*	Shake Shack Inc. Class A	28,711	1,595
	Guess? Inc.	66,697	1,587
	Oxford Industries Inc.	19,666	1,581
	La-Z-Boy Inc.	54,056	1,580
	MDC Holdings Inc.	53,034	1,562
*	Sleep Number Corp.	40,036	1,535
	Matthews International Corp. Class A	36,423	1,535
*	Cooper-Standard Holdings Inc.	20,610	1,507
	Scholastic Corp.	32,594	1,506
	Caleres Inc.	48,671	1,471
*	At Home Group Inc.	51,410	1,465
*	Laureate Education Inc. Class A	97,174	1,433
*	Instructure Inc.	36,741	1,388
	Gannett Co. Inc.	131,086	1,359
*	Central Garden & Pet Co. Class A	43,303	1,347
*,^	Fitbit Inc. Class A	243,620	1,342

	Tailored Brands Inc.	57,985	1,328
	BJ’s Restaurants Inc.	24,041	1,306
	Standard Motor Products Inc.	24,621	1,297
	Nutrisystem Inc.	34,182	1,271
	Inter Parfums Inc.	20,232	1,250
	Group 1 Automotive Inc.	22,186	1,247
*	Scientific Games Corp.	63,667	1,240
	Papa John’s International Inc.	25,756	1,236
*	Houghton Mifflin Harcourt Co.	120,631	1,200
	International Speedway Corp. Class A	28,297	1,198
*	Denny’s Corp.	72,338	1,196
*	Hertz Global Holdings Inc.	63,678	1,191
	Viad Corp.	23,538	1,185
*	IMAX Corp.	62,073	1,152
*	Malibu Boats Inc. Class A	23,696	1,147
*	Quotient Technology Inc.	93,188	1,145
*	American Woodmark Corp.	16,554	1,107
*	Career Education Corp.	78,739	1,062
	Sturm Ruger & Co. Inc.	19,480	1,044
*	Fossil Group Inc.	52,972	1,024
*	K12 Inc.	42,804	1,021
*	Liberty Media Corp-Liberty Braves Class C	40,022	1,001
*,^	LGI Homes Inc.	21,629	998
*	XO Group Inc.	28,431	981
	Entercom Communications Corp. Class A	148,481	970
*	Hudson Ltd. Class A	46,414	963
*	Genesco Inc.	22,782	951
	Marcus Corp.	22,371	950
	EW Scripps Co. Class A	53,417	942
	Dillard’s Inc. Class A	13,558	941
	Acushnet Holdings Corp.	40,316	921
	New Media Investment Group Inc.	68,992	911
*	Liberty Latin America Ltd. Class A	49,404	902
	Winnebago Industries Inc.	35,887	898
*	Stoneridge Inc.	32,079	858
	Shutterstock Inc.	21,638	827
	Ruth’s Hospitality Group Inc.	33,769	826
	AMC Entertainment Holdings Inc. Class A	60,233	822
	Chico’s FAS Inc.	148,388	801
*	Party City Holdco Inc.	65,244	780
*	M/I Homes Inc.	32,864	774
*	American Outdoor Brands Corp.	62,246	758
	Skyline Champion Corp.	33,638	758
*	Rent-A-Center Inc.	51,451	755
*	Vista Outdoor Inc.	66,250	755
	HealthStream Inc.	30,452	750
*	Regis Corp.	40,969	749
	National Presto Industries Inc.	5,711	734
*	Boot Barn Holdings Inc.	31,787	720
^	Camping World Holdings Inc. Class A	37,800	713
*	QuinStreet Inc.	43,323	699
	Movado Group Inc.	18,278	688
*	GoPro Inc. Class A	131,317	667
	Buckle Inc.	33,896	647
	Tower International Inc.	22,973	646
*	Conn’s Inc.	22,798	636
*	MarineMax Inc.	29,961	636

	National CineMedia Inc.	90,664	626
*	Century Communities Inc.	30,370	625
*	Ascena Retail Group Inc.	202,913	613
*	American Public Education Inc.	18,452	584
	Ethan Allen Interiors Inc.	27,400	569
*	MasterCraft Boat Holdings Inc.	21,245	550
*	Express Inc.	85,514	534
*	Universal Electronics Inc.	15,462	533
*	Monarch Casino & Resort Inc.	13,069	523
	Barnes & Noble Inc.	68,898	522
*	Red Robin Gourmet Burgers Inc.	15,034	522
*,^	JC Penney Co. Inc.	363,972	520
*	America’s Car-Mart Inc.	6,949	516
*	Fiesta Restaurant Group Inc.	27,278	514
*	Central Garden & Pet Co.	15,157	513
*,^	Overstock.com Inc.	24,025	470
	Shoe Carnival Inc.	12,264	465
*	William Lyon Homes Class A	36,909	459
	Haverty Furniture Cos. Inc.	22,020	451
*	Carrols Restaurant Group Inc.	40,282	444
*	Nautilus Inc.	34,331	443
	Sonic Automotive Inc. Class A	27,594	436
*	Care.com Inc.	23,968	430
	Winmark Corp.	2,880	427
*	Beazer Homes USA Inc.	37,826	426
*	Zumiez Inc.	21,537	425
*,^	Lumber Liquidators Holdings Inc.	32,910	416
*	Chuy’s Holdings Inc.	19,264	412
	Cato Corp. Class A	26,741	404
	Hooker Furniture Corp.	13,309	401
	Johnson Outdoors Inc. Class A	5,623	401
*	Motorcar Parts of America Inc.	22,275	400
*	1-800-Flowers.com Inc. Class A	31,119	389
*	Rosetta Stone Inc.	22,982	384
*	Golden Entertainment Inc.	21,076	381
*	Del Taco Restaurants Inc.	35,593	381
*	El Pollo Loco Holdings Inc.	24,691	377
*	Eros International plc	41,124	375
	Carriage Services Inc. Class A	21,099	360
*	Hibbett Sports Inc.	21,957	340
	Emerald Expositions Events Inc.	28,547	334
*	elf Beauty Inc.	25,851	330
*	Drive Shack Inc.	69,968	327
*	Bojangles’ Inc.	20,213	325
*	Central European Media Enterprises Ltd. Class A	99,080	325
*	ZAGG Inc.	31,647	318
*	Liberty Media Corp-Liberty Braves Class A	12,709	318
*	WideOpenWest Inc.	33,902	317
*	Lindblad Expeditions Holdings Inc.	24,396	314
*,^	Daily Journal Corp.	1,288	304
	Citi Trends Inc.	14,628	300
*	Barnes & Noble Education Inc.	44,534	297
*	Habit Restaurants Inc. Class A	23,638	295
*	Reading International Inc. Class A	19,340	295
*	Duluth Holdings Inc.	9,362	294
*	Hemisphere Media Group Inc. Class A	21,008	291
*	Tribune Publishing Co.	19,946	291

*	Vera Bradley Inc.	26,395	291
	Tile Shop Holdings Inc.	46,385	274
	Clarus Corp.	24,106	273
*	Potbelly Corp.	26,763	272
*	Franklin Covey Co.	11,227	266
	RCI Hospitality Holdings Inc.	10,447	261
*	Del Frisco’s Restaurant Group Inc.	37,960	261
*	Lands’ End Inc.	12,190	259
	Bassett Furniture Industries Inc.	11,886	250
*	Cambium Learning Group Inc.	17,139	248
	Entravision Communications Corp. Class A	76,570	247
	Nathan’s Famous Inc.	3,306	243
*	Green Brick Partners Inc.	28,048	233
*	Century Casinos Inc.	31,098	232
	Weyco Group Inc.	6,981	231
*,^	Revlon Inc. Class A	9,208	230
	Speedway Motorsports Inc.	13,149	229
*,^	Sonos Inc.	18,530	228
	Clear Channel Outdoor Holdings Inc. Class A	42,628	218
	Flexsteel Industries Inc.	8,481	211
	Rocky Brands Inc.	7,974	206
	Superior Industries International Inc.	27,791	205
*	Kirkland’s Inc.	18,354	199
	Superior Group of Cos. Inc.	10,545	194
*	Sportsman’s Warehouse Holdings Inc.	43,054	194
	Marine Products Corp.	8,894	193
	Tilly’s Inc. Class A	16,503	190
*	Funko Inc. Class A	12,231	184
*	Hovnanian Enterprises Inc. Class A	139,477	177
*	Gaia Inc. Class A	13,106	171
*	MDC Partners Inc. Class A	63,374	167
*	Red Lion Hotels Corp.	18,412	166
	Hamilton Beach Brands Holding Co. Class A	7,305	165
	Saga Communications Inc. Class A	4,369	162
	Lifetime Brands Inc.	13,130	157
*	J Alexander’s Holdings Inc.	14,571	149
*,^	Vuzix Corp.	26,748	148
*	Fluent Inc.	40,687	144
*	Biglari Holdings Inc. Class B	1,003	143
	Escalade Inc.	12,054	143
*	Boston Omaha Corp. Class A	5,736	141
	Pier 1 Imports Inc.	91,470	132
*	Noodles & Co. Class A	15,617	124
	Bluegreen Vacations Corp.	8,733	121
*	Town Sports International Holdings Inc.	16,450	117
*	J. Jill Inc.	18,851	116
*	RTW RetailWinds Inc.	32,678	109
*	New Home Co. Inc.	14,964	109
*	Cardlytics Inc.	6,952	100
*	Container Store Group Inc.	18,069	98
*	Biglari Holdings Inc.	129	90
	Big 5 Sporting Goods Corp.	23,320	86
*	Francesca’s Holdings Corp.	40,211	80
*,^	Eastman Kodak Co.	19,896	78
*	Lovesac Co.	4,013	70
*	Empire Resorts Inc.	4,462	56
	Beasley Broadcast Group Inc. Class A	8,467	44

*,^	Purple Innovation Inc.	5,563	40
*,^	LiveXLive Media Inc.	5,476	28
			361,963
Consumer Staples (2.5%)
*	Performance Food Group Co.	118,219	4,074
	Lancaster Colony Corp.	21,924	3,953
	WD-40 Co.	15,867	2,772
	J&J Snack Foods Corp.	17,526	2,749
	Sanderson Farms Inc.	23,706	2,683
*	Boston Beer Co. Inc. Class A	9,736	2,673
*	Edgewell Personal Care Co.	62,802	2,625
	B&G Foods Inc.	76,330	2,315
	Medifast Inc.	13,622	2,023
	Universal Corp.	28,757	1,823
	Calavo Growers Inc.	18,367	1,805
*	USANA Health Sciences Inc.	14,700	1,799
	Cal-Maine Foods Inc.	36,374	1,699
	Vector Group Ltd.	119,007	1,500
*	Simply Good Foods Co.	69,906	1,421
	Core-Mark Holding Co. Inc.	53,420	1,404
*	Rite Aid Corp.	1,218,418	1,352
*	Hostess Brands Inc. Class A	114,506	1,334
*	United Natural Foods Inc.	58,847	1,272
	National Beverage Corp.	13,627	1,189
	Fresh Del Monte Produce Inc.	35,259	1,186
	Coca-Cola Bottling Co. Consolidated	5,423	1,153
	MGP Ingredients Inc.	15,416	1,048
	Andersons Inc.	31,461	1,040
*	Diplomat Pharmacy Inc.	65,764	1,018
*	Freshpet Inc.	30,431	1,004
*	Chefs’ Warehouse Inc.	25,410	968
	SpartanNash Co.	41,196	772
	Tootsie Roll Industries Inc.	18,987	665
	John B Sanfilippo & Son Inc.	10,087	628
*	Primo Water Corp.	38,526	559
	PetMed Express Inc.	23,107	557
	Dean Foods Co.	105,760	533
	Weis Markets Inc.	11,009	504
	Ingles Markets Inc. Class A	16,279	474
	Limoneira Co.	17,111	413
*,^	22nd Century Group Inc.	134,885	410
*,^	Cadiz Inc.	26,708	289
*	Farmer Brothers Co.	11,789	287
*	Seneca Foods Corp. Class A	8,522	285
	Turning Point Brands Inc.	9,183	274
*	GNC Holdings Inc. Class A	94,464	269
	Village Super Market Inc. Class A	9,404	257
*	Craft Brew Alliance Inc.	14,890	239
*	Natural Grocers by Vitamin Cottage Inc.	10,318	195
	Natural Health Trends Corp.	8,457	181
*	Smart & Final Stores Inc.	26,764	170
*,^	Pyxus International Inc.	9,550	136
	Alico Inc.	3,740	124
*,^	Celsius Holdings Inc.	25,507	100
*	Castle Brands Inc.	109,855	99

*	Nature’s Sunshine Products Inc.	9,861	91
			58,393
Energy (4.0%)
	Delek US Holdings Inc.	96,883	3,855
*	Southwestern Energy Co.	688,490	3,319
	Golar LNG Ltd.	110,167	2,935
	Peabody Energy Corp.	90,977	2,833
*	Matador Resources Co.	123,226	2,810
*	PDC Energy Inc.	76,912	2,610
*	Callon Petroleum Co.	267,494	2,287
*	Oasis Petroleum Inc.	316,977	2,263
*	Rowan Cos. plc Class A	148,084	2,052
	World Fuel Services Corp.	78,003	2,012
*	Oceaneering International Inc.	115,219	1,935
	McDermott International Inc.	208,899	1,820
*	Ocean Rig UDW Inc.	63,551	1,762
*	Carrizo Oil & Gas Inc.	102,837	1,760
*	Gulfport Energy Corp.	203,650	1,735
	Arch Coal Inc. Class A	21,161	1,720
*	Dril-Quip Inc.	43,762	1,718
*	NOW Inc.	125,514	1,693
*	Sunrun Inc.	111,892	1,639
*	SRC Energy Inc.	282,356	1,629
*	Oil States International Inc.	68,888	1,544
	Archrock Inc.	146,973	1,499
	SemGroup Corp. Class A	91,363	1,483
*	ProPetro Holding Corp.	82,976	1,346
*	Helix Energy Solutions Group Inc.	162,580	1,333
*	Cactus Inc. Class A	45,261	1,307
*	C&J Energy Services Inc.	74,640	1,282
*	California Resources Corp.	53,038	1,270
*	Unit Corp.	60,494	1,258
*	Denbury Resources Inc.	535,897	1,211
*	Noble Corp. plc	284,798	1,188
	Warrior Met Coal Inc.	50,100	1,187
*	Renewable Energy Group Inc.	42,977	1,158
*	CONSOL Energy Inc.	32,559	1,119
	TerraForm Power Inc. Class A	84,718	974
*	Superior Energy Services Inc.	177,207	966
*,^	Diamond Offshore Drilling Inc.	74,875	943
	Liberty Oilfield Services Inc. Class A	51,908	899
*,^	Resolute Energy Corp.	25,247	898
*,^	Jagged Peak Energy Inc.	74,016	847
*	Exterran Corp.	37,556	845
*	Penn Virginia Corp.	14,519	844
*	Newpark Resources Inc.	103,095	793
*	Laredo Petroleum Inc.	180,229	788
	Green Plains Inc.	46,174	750
*	SunCoke Energy Inc.	75,548	737
*,^	Tellurian Inc.	98,052	709
*	Keane Group Inc.	61,952	689
	CVR Energy Inc.	18,219	688
*	Frank’s International NV	86,547	636
*	Forum Energy Technologies Inc.	93,957	629
*	W&T Offshore Inc.	107,907	627
*	Matrix Service Co.	30,572	625
*	Par Pacific Holdings Inc.	35,784	605

*	WildHorse Resource Development Corp.	31,562	583
*	Bonanza Creek Energy Inc.	21,652	574
*	Northern Oil and Gas Inc.	225,161	572
*,^	Enphase Energy Inc.	100,394	542
*	Select Energy Services Inc. Class A	51,956	503
*,^	SunPower Corp. Class A	71,505	490
*	Nine Energy Service Inc.	17,087	482
*	KLX Energy Services Holdings Inc.	23,352	472
*	Ring Energy Inc.	65,838	460
*	TPI Composites Inc.	16,858	458
*	REX American Resources Corp.	6,552	456
*	Talos Energy Inc.	23,311	450
*	Halcon Resources Corp.	152,639	427
*	HighPoint Resources Corp.	125,945	411
*	Solaris Oilfield Infrastructure Inc. Class A	30,029	394
*	FTS International Inc.	37,523	371
	Mammoth Energy Services Inc.	14,477	364
*	Clean Energy Fuels Corp.	158,571	354
*	SEACOR Marine Holdings Inc.	19,521	351
*	Ameresco Inc. Class A	21,942	345
*	SandRidge Energy Inc.	34,848	342
*	TETRA Technologies Inc.	140,813	327
*	Abraxas Petroleum Corp.	183,513	299
*	RigNet Inc.	16,354	297
	Panhandle Oil and Gas Inc. Class A	18,006	297
*	Natural Gas Services Group Inc.	14,203	280
	Evolution Petroleum Corp.	29,587	258
*	Ultra Petroleum Corp.	186,202	237
*	Era Group Inc.	23,407	236
*	Trecora Resources	23,900	222
*	Pioneer Energy Services Corp.	87,731	222
*,^	Covia Holdings Corp.	36,040	213
*	SilverBow Resources Inc.	8,218	201
*	Vivint Solar Inc.	36,335	199
	Berry Petroleum Corp.	15,498	192
*	Infrastructure and Energy Alternatives Inc.	21,002	183
*,^	Alta Mesa Resources Inc. Class A	116,446	178
*	Earthstone Energy Inc. Class A	21,858	150
*	Midstates Petroleum Co. Inc.	17,905	149
*	Goodrich Petroleum Corp.	10,182	147
*	Independence Contract Drilling Inc.	41,055	139
*	Basic Energy Services Inc.	21,852	137
*,^	Eclipse Resources Corp.	103,921	116
	Hallador Energy Co.	20,046	115
*	ION Geophysical Corp.	12,471	110
*	CARBO Ceramics Inc.	23,689	109
*	Lilis Energy Inc.	50,910	105
	Adams Resources & Energy Inc.	2,541	103
*	Isramco Inc.	805	97
*	Dawson Geophysical Co.	23,561	88
*	Flotek Industries Inc.	61,931	86
*	NCS Multistage Holdings Inc.	11,604	85
*,^	Smart Sand Inc.	25,827	84
*	Cloud Peak Energy Inc.	85,567	72
*	Key Energy Services Inc.	12,065	70
*	Approach Resources Inc.	50,893	67
*,^	Sanchez Energy Corp.	93,078	65

*,^	FuelCell Energy Inc.	92,077	65
*	EP Energy Corp. Class A	48,006	53
*	Profire Energy Inc.	26,572	52
*	NextDecade Corp.	8,418	42
*	Quintana Energy Services Inc.	7,090	42
*	Ramaco Resources Inc.	7,696	41
*,^	Zion Oil & Gas Inc.	60,529	27
*	Nuverra Environmental Solutions Inc.	1,450	14
*	Rosehill Resources Inc. Class A	1,788	7
	Noble Energy Inc.	8	—
			93,743
Financial Services (25.6%)
	Primerica Inc.	50,134	5,960
	First Financial Bankshares Inc.	75,429	4,942
*	MGIC Investment Corp.	421,128	4,931
	IBERIABANK Corp.	64,619	4,830
*	Green Dot Corp. Class A	56,089	4,674
	Kemper Corp.	61,244	4,661
	Glacier Bancorp Inc.	98,640	4,658
	First Industrial Realty Trust Inc.	144,645	4,637
	Radian Group Inc.	250,787	4,614
	Blackstone Mortgage Trust Inc. Class A	129,494	4,545
	FirstCash Inc.	50,656	4,511
	Selective Insurance Group Inc.	67,480	4,479
	Healthcare Realty Trust Inc.	143,969	4,463
	MB Financial Inc.	96,427	4,424
*	Essent Group Ltd.	111,514	4,300
	United Bankshares Inc.	116,245	4,205
	Cousins Properties Inc.	488,254	4,126
	LaSalle Hotel Properties	128,578	4,122
	RLJ Lodging Trust	202,312	4,115
	EastGroup Properties Inc.	40,826	4,083
	Valley National Bancorp	375,337	4,061
	Sunstone Hotel Investors Inc.	264,924	4,043
	Sabra Health Care REIT Inc.	206,390	3,981
	Hancock Whitney Corp.	98,934	3,979
	Chemical Financial Corp.	82,915	3,914
	Stifel Financial Corp.	80,519	3,887
	Ryman Hospitality Properties Inc.	51,919	3,848
	Community Bank System Inc.	58,493	3,841
	Physicians Realty Trust	211,948	3,775
	National Health Investors Inc.	47,555	3,708
	Home BancShares Inc.	185,512	3,638
	UMB Financial Corp.	52,757	3,570
	Cathay General Bancorp	89,994	3,561
	American Equity Investment Life Holding Co.	104,285	3,559
	Investors Bancorp Inc.	287,210	3,527
	CNO Financial Group Inc.	191,300	3,501
	Fulton Financial Corp.	200,022	3,482
	RLI Corp.	45,667	3,462
	Columbia Banking System Inc.	84,881	3,453
	Rexford Industrial Realty Inc.	105,170	3,433
	BancorpSouth Bank	109,598	3,375
	Old National Bancorp	175,201	3,282
	STAG Industrial Inc.	121,833	3,264
	PS Business Parks Inc.	23,113	3,259
	GEO Group Inc.	139,769	3,248

	First Financial Bancorp	110,714	3,091
	Simmons First National Corp. Class A	105,127	3,091
	South State Corp.	42,432	3,079
	CVB Financial Corp.	130,439	3,031
	CoreCivic Inc.	137,941	3,028
^	Pebblebrook Hotel Trust	86,321	3,014
	Federated Investors Inc. Class B	112,387	2,976
	PotlatchDeltic Corp.	77,123	2,861
	Kennedy-Wilson Holdings Inc.	145,644	2,853
	First Midwest Bancorp Inc.	119,143	2,811
	Washington Federal Inc.	96,877	2,791
^	Piedmont Office Realty Trust Inc. Class A	148,462	2,751
*	Genworth Financial Inc. Class A	587,511	2,738
	Apollo Commercial Real Estate Finance Inc.	143,243	2,713
	ProAssurance Corp.	61,615	2,694
	Americold Realty Trust	100,308	2,688
	Union Bankshares Corp.	75,889	2,686
	Acadia Realty Trust	93,421	2,678
	CenterState Bank Corp.	106,922	2,674
	Xenia Hotels & Resorts Inc.	131,195	2,666
	WesBanco Inc.	60,867	2,647
	Argo Group International Holdings Ltd.	37,667	2,611
	Terreno Realty Corp.	66,476	2,593
	Great Western Bancorp Inc.	68,719	2,565
	Independent Bank Corp.	31,635	2,543
	Trustmark Corp.	78,428	2,536
	Urban Edge Properties	127,013	2,533
	DiamondRock Hospitality Co.	240,056	2,530
^	Tanger Factory Outlet Centers Inc.	106,702	2,524
	Bank of NT Butterfield & Son Ltd.	63,362	2,514
*	Enstar Group Ltd.	13,996	2,466
	International Bancshares Corp.	64,195	2,464
	Washington REIT	91,312	2,462
*,^	LendingTree Inc.	9,271	2,414
	QTS Realty Trust Inc. Class A	59,304	2,407
	First Merchants Corp.	57,226	2,406
	United Community Banks Inc.	90,858	2,349
	Retail Opportunity Investments Corp.	128,892	2,333
	Mack-Cali Realty Corp.	104,995	2,274
	First BanCorp	248,747	2,251
	Banner Corp.	37,337	2,240
	Hope Bancorp Inc.	145,104	2,206
	Lexington Realty Trust	250,458	2,199
	Towne Bank	76,832	2,198
	Four Corners Property Trust Inc.	78,867	2,188
	LegacyTexas Financial Group Inc.	55,752	2,164
*	Axos Financial Inc.	68,888	2,149
	ServisFirst Bancshares Inc.	54,168	2,133
*	Eagle Bancorp Inc.	36,966	2,131
	LTC Properties Inc.	45,714	2,123
	Capitol Federal Financial Inc.	150,173	2,108
	Ameris Bancorp	49,094	2,103
	Moelis & Co. Class A	51,895	2,098
	Agree Realty Corp.	34,966	2,083
	Renasant Corp.	55,824	2,040
	Chesapeake Lodging Trust	68,957	2,039
	Invesco Mortgage Capital Inc.	130,304	2,035

	Northwest Bancshares Inc.	110,884	1,988
	Select Income REIT	102,354	1,975
*	FCB Financial Holdings Inc. Class A	49,400	1,958
	EVERTEC Inc.	70,634	1,930
	NBT Bancorp Inc.	49,417	1,926
	Horace Mann Educators Corp.	47,714	1,922
	National General Holdings Corp.	71,956	1,910
	Westamerica Bancorporation	30,198	1,909
	CareTrust REIT Inc.	93,387	1,870
	American Assets Trust Inc.	44,894	1,868
	Heartland Financial USA Inc.	34,080	1,864
	Provident Financial Services Inc.	72,158	1,853
	Waddell & Reed Financial Inc. Class A	90,772	1,848
	National Storage Affiliates Trust	65,793	1,840
	Ladder Capital Corp. Class A	101,307	1,788
	HFF Inc. Class A	43,981	1,777
	Cadence BanCorp Class A	84,107	1,725
	Employers Holdings Inc.	37,569	1,689
	S&T Bancorp Inc.	39,926	1,688
	Global Net Lease Inc.	83,517	1,686
	Navigators Group Inc.	24,033	1,670
	First Interstate BancSystem Inc. Class A	38,420	1,669
	Colony Credit Real Estate Inc.	97,478	1,654
*	Alexander & Baldwin Inc.	79,677	1,652
*	Pacific Premier Bancorp Inc.	53,247	1,644
	Houlihan Lokey Inc. Class A	38,824	1,642
	Hilltop Holdings Inc.	83,232	1,626
	First Commonwealth Financial Corp.	115,632	1,612
	Universal Insurance Holdings Inc.	36,716	1,611
	Berkshire Hills Bancorp Inc.	47,161	1,611
	Redwood Trust Inc.	95,215	1,589
	Kite Realty Group Trust	95,494	1,577
*	PRA Group Inc.	51,610	1,575
*	Seacoast Banking Corp. of Florida	53,871	1,562
*,^	Redfin Corp.	92,045	1,561
	Artisan Partners Asset Management Inc. Class A	56,242	1,531
	Park National Corp.	15,944	1,525
	Walker & Dunlop Inc.	32,109	1,517
	Kearny Financial Corp.	112,771	1,493
*	Cardtronics plc Class A	45,936	1,490
	Safety Insurance Group Inc.	16,966	1,490
	Heritage Financial Corp.	42,341	1,481
	WSFS Financial Corp.	35,105	1,477
	PennyMac Mortgage Investment Trust	69,362	1,460
	First Busey Corp.	50,648	1,453
	Sandy Spring Bancorp Inc.	40,263	1,450
	AMERISAFE Inc.	22,338	1,443
^	Seritage Growth Properties Class A	37,944	1,440
	Brookline Bancorp Inc.	92,001	1,424
	OceanFirst Financial Corp.	54,988	1,417
*	NMI Holdings Inc. Class A	72,346	1,414
	Kinsale Capital Group Inc.	22,699	1,412
	Independent Bank Group Inc.	24,524	1,403
	Tompkins Financial Corp.	17,106	1,399
*	Cannae Holdings Inc.	79,974	1,394
	Tier REIT Inc.	58,803	1,384
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	60,042	1,372

	Washington Prime Group Inc.	217,843	1,362
	First Bancorp	33,832	1,354
	Summit Hotel Properties Inc.	120,705	1,346
	City Holding Co.	17,326	1,329
	Southside Bancshares Inc.	38,840	1,326
	Lakeland Financial Corp.	28,520	1,320
*	FGL Holdings	164,593	1,318
	United Fire Group Inc.	24,380	1,313
*	RPT Realty	91,697	1,310
	Easterly Government Properties Inc.	70,101	1,277
*	LendingClub Corp.	366,289	1,256
	National Bank Holdings Corp. Class A	33,578	1,250
	Monmouth Real Estate Investment Corp.	89,479	1,246
	Beneficial Bancorp Inc.	80,048	1,239
	BrightSphere Investment Group plc	93,859	1,236
	Boston Private Financial Holdings Inc.	96,584	1,226
	Piper Jaffray Cos.	17,130	1,223
	Nelnet Inc. Class A	21,864	1,191
	InfraREIT Inc.	51,726	1,185
	Enterprise Financial Services Corp.	26,370	1,178
	BancFirst Corp.	20,901	1,167
	Getty Realty Corp.	38,117	1,166
	TriCo Bancshares	29,843	1,147
	James River Group Holdings Ltd.	30,144	1,147
	Investment Technology Group Inc.	38,001	1,145
	Stewart Information Services Corp.	27,146	1,142
*	Flagstar Bancorp Inc.	34,274	1,112
	PJT Partners Inc.	23,016	1,087
	ARMOUR Residential REIT Inc.	48,177	1,067
*	Triumph Bancorp Inc.	27,805	1,064
	State Bank Financial Corp.	43,848	1,057
	Chatham Lodging Trust	52,782	1,055
	Universal Health Realty Income Trust	14,784	1,038
	Independence Realty Trust Inc.	102,114	1,031
^	Government Properties Income Trust	114,899	1,011
	New York Mortgage Trust Inc.	161,617	1,002
*	Cushman & Wakefield plc	52,628	980
	Cohen & Steers Inc.	26,015	972
	WisdomTree Investments Inc.	136,799	970
*	MBIA Inc.	103,168	960
	United Financial Bancorp Inc.	58,462	958
	Central Pacific Financial Corp.	33,964	952
	Franklin Street Properties Corp.	123,483	951
*	Third Point Reinsurance Ltd.	91,185	941
	Granite Point Mortgage Trust Inc.	49,622	941
	Washington Trust Bancorp Inc.	17,532	922
*	Ambac Financial Group Inc.	52,610	920
	OFG Bancorp	50,583	920
	Meridian Bancorp Inc.	55,977	915
	Cass Information Systems Inc.	13,819	912
	Bryn Mawr Bank Corp.	23,056	907
*	Columbia Financial Inc.	57,337	904
	1st Source Corp.	18,510	895
	Arbor Realty Trust Inc.	74,877	887
*,^	Trupanion Inc.	29,531	884
	NorthStar Realty Europe Corp.	53,506	875
	Lakeland Bancorp Inc.	52,918	875

	Armada Hoffler Properties Inc.	57,485	874
	Univest Corp. of Pennsylvania	33,942	866
*	Enova International Inc.	38,940	862
	Hanmi Financial Corp.	38,388	861
	Banc of California Inc.	49,769	856
	TrustCo Bank Corp. NY	107,942	852
*	National Commerce Corp.	20,536	849
*	Encore Capital Group Inc.	30,092	842
*	eHealth Inc.	21,754	838
	Carolina Financial Corp.	24,355	837
	Community Trust Bancorp Inc.	18,036	833
	Capstead Mortgage Corp.	107,626	832
*	Marcus & Millichap Inc.	22,798	832
	Preferred Bank	16,116	825
	FBL Financial Group Inc. Class A	11,617	817
	National Western Life Group Inc. Class A	2,647	813
	TPG RE Finance Trust Inc.	41,018	808
	iStar Inc.	75,418	805
	Hersha Hospitality Trust Class A	41,692	796
	Stock Yards Bancorp Inc.	25,343	795
*	HomeStreet Inc.	29,635	789
*	World Acceptance Corp.	7,072	770
	Alexander’s Inc.	2,466	766
	German American Bancorp Inc.	24,277	766
	Virtus Investment Partners Inc.	8,036	763
	Flushing Financial Corp.	32,651	763
	Origin Bancorp Inc.	20,343	760
	Investors Real Estate Trust	142,543	760
	Guaranty Bancorp	29,473	755
	CBTX Inc.	21,646	747
	Horizon Bancorp Inc.	42,812	745
	FB Financial Corp.	19,063	737
	Meta Financial Group Inc.	32,211	736
	Camden National Corp.	17,739	734
	Saul Centers Inc.	13,874	730
	Oritani Financial Corp.	46,674	728
*	TriState Capital Holdings Inc.	28,873	725
	Urstadt Biddle Properties Inc. Class A	34,966	720
	Peoples Bancorp Inc.	20,614	719
	Northfield Bancorp Inc.	50,808	716
	NexPoint Residential Trust Inc.	19,461	710
*	First Foundation Inc.	43,945	704
	Dime Community Bancshares Inc.	38,503	703
	ConnectOne Bancorp Inc.	34,805	701
	Great Southern Bancorp Inc.	12,879	699
*	INTL. FCStone Inc.	17,769	692
*	Veritex Holdings Inc.	26,818	689
	Preferred Apartment Communities Inc. Class A	46,007	688
	RE/MAX Holdings Inc. Class A	20,853	688
	Federal Agricultural Mortgage Corp.	10,388	686
	State Auto Financial Corp.	19,554	684
	CorePoint Lodging Inc.	48,051	676
*	Focus Financial Partners Inc. Class A	21,800	674
	Bank of Marin Bancorp	15,786	674
^	Pennsylvania REIT	80,981	663
*	Customers Bancorp Inc.	33,893	661
	Heritage Commerce Corp.	46,108	659

	First Community Bankshares Inc.	18,896	657
	Hamilton Lane Inc. Class A	17,311	655
	Gladstone Commercial Corp.	34,056	652
*	Donnelley Financial Solutions Inc.	39,038	650
	First Defiance Financial Corp.	23,010	648
	First Financial Corp.	13,709	640
	Whitestone REIT	45,441	640
	First of Long Island Corp.	29,587	640
	Diamond Hill Investment Group Inc.	3,790	638
	Community Healthcare Trust Inc.	19,983	630
	Midland States Bancorp Inc.	24,269	630
*	St. Joe Co.	41,942	629
	Blue Hills Bancorp Inc.	26,460	628
	Green Bancorp Inc.	30,563	622
	Banco Latinoamericano de Comercio Exterior SA	35,478	621
	Mercantile Bank Corp.	19,334	618
	Peapack Gladstone Financial Corp.	21,219	607
	AG Mortgage Investment Trust Inc.	33,021	600
	Fidelity Southern Corp.	25,240	599
*	Equity Bancshares Inc. Class A	15,446	583
	Independent Bank Corp.	25,240	580
	Essential Properties Realty Trust Inc.	40,976	580
*	Bancorp Inc.	58,098	578
	People’s Utah Bancorp	17,665	571
	Bridge Bancorp Inc.	19,139	565
	QCR Holdings Inc.	15,101	556
*	EZCORP Inc. Class A	58,006	552
	Old Line Bancshares Inc.	18,058	548
	First Mid-Illinois Bancshares Inc.	14,713	545
*	Health Insurance Innovations Inc. Class A	14,769	544
*	Atlantic Capital Bancshares Inc.	29,485	543
	Greenhill & Co. Inc.	22,944	540
	United Community Financial Corp.	56,133	537
	Financial Institutions Inc.	17,835	536
	RMR Group Inc. Class A	8,288	536
	Live Oak Bancshares Inc.	29,485	528
*	Allegiance Bancshares Inc.	13,914	528
	HomeTrust Bancshares Inc.	20,133	523
*	Cowen Inc. Class A	32,414	516
*	Nicolet Bankshares Inc.	9,915	515
	Front Yard Residential Corp.	57,016	514
	BBX Capital Corp. Class A	76,255	512
	UMH Properties Inc.	39,194	511
^	CBL & Associates Properties Inc.	194,942	509
	First Bancshares Inc.	14,314	504
*	Everi Holdings Inc.	74,958	504
	Anworth Mortgage Asset Corp.	111,887	502
^	Industrial Logistics Properties Trust	23,836	502
	Waterstone Financial Inc.	29,681	497
*	Franklin Financial Network Inc.	14,751	497
	Ashford Hospitality Trust Inc.	100,399	497
	CorEnergy Infrastructure Trust Inc.	13,638	494
	Opus Bank	22,698	490
	Old Second Bancorp Inc.	33,358	489
*	Evo Payments Inc. Class A	18,625	488
	Arrow Financial Corp.	13,983	486
	Spirit MTA REIT	49,963	486

	Western Asset Mortgage Capital Corp.	47,923	484
	CatchMark Timber Trust Inc. Class A	58,104	482
	Republic Bancorp Inc.	11,129	482
	Access National Corp.	17,842	472
*	PennyMac Financial Services Inc.	22,840	468
*	On Deck Capital Inc.	59,101	463
	United Insurance Holdings Corp.	23,864	463
	Bar Harbor Bankshares	17,918	461
	Sierra Bancorp	16,209	460
	New Senior Investment Group Inc.	85,868	456
	HCI Group Inc.	8,387	456
	Jernigan Capital Inc.	21,245	454
*,^	Citizens Inc.	57,293	453
	One Liberty Properties Inc.	17,024	450
	City Office REIT Inc.	40,548	444
*	Mr Cooper Group Inc.	29,235	442
	CNB Financial Corp.	16,591	442
	Merchants Bancorp	18,495	442
*	Tejon Ranch Co.	24,386	441
	Ares Commercial Real Estate Corp.	30,646	438
	B. Riley Financial Inc.	23,868	434
	Farmers & Merchants Bancorp Inc.	10,313	424
	Orchid Island Capital Inc.	60,933	413
	Farmers National Banc Corp.	29,144	409
	KKR Real Estate Finance Trust Inc.	20,541	401
	Dynex Capital Inc.	65,333	394
	Exantas Capital Corp.	34,928	390
*	Byline Bancorp Inc.	18,777	389
	Enterprise Bancorp Inc.	11,264	385
*	FRP Holdings Inc.	8,194	384
*	Republic First Bancorp Inc.	50,480	381
	PCSB Financial Corp.	19,039	379
	MidWestOne Financial Group Inc.	13,111	377
	Westwood Holdings Group Inc.	9,602	377
	West Bancorporation Inc.	18,351	376
	Cambridge Bancorp	4,265	373
	Heritage Insurance Holdings Inc.	23,195	372
	Cedar Realty Trust Inc.	102,681	369
	Innovative Industrial Properties Inc.	7,468	369
*	Greenlight Capital Re Ltd. Class A	34,562	366
	Citizens & Northern Corp.	13,725	365
	Capital City Bank Group Inc.	13,369	360
	Southern National Bancorp of Virginia Inc.	22,603	358
	Cherry Hill Mortgage Investment Corp.	18,765	357
	RBB Bancorp	16,238	353
	Home Bancorp Inc.	9,191	349
	American National Bankshares Inc.	9,641	347
	Civista Bancshares Inc.	15,955	340
	EMC Insurance Group Inc.	10,587	339
	National Bankshares Inc.	7,795	337
	Peoples Financial Services Corp.	7,932	337
	Hingham Institution for Savings	1,510	336
	Global Indemnity Ltd.	9,749	334
	Ladenburg Thalmann Financial Services Inc.	116,653	334
	First Bancorp Inc.	11,656	331
*	BSB Bancorp Inc.	9,872	324
	Oppenheimer Holdings Inc. Class A	11,259	321

	Braemar Hotels & Resorts Inc.	33,700	320
	Macatawa Bank Corp.	30,464	309
*	Ready Capital Corp.	20,718	309
	Business First Bancshares Inc.	12,193	308
	Western New England Bancorp Inc.	30,906	307
	Southern Missouri Bancorp Inc.	8,446	307
*	Southern First Bancshares Inc.	7,907	298
*	HarborOne Bancorp Inc.	16,716	296
	FedNat Holding Co.	13,469	295
	Investors Title Co.	1,580	294
	ACNB Corp.	8,129	293
*	Regional Management Corp.	10,775	293
	Northrim BanCorp Inc.	7,983	291
*	Ocwen Financial Corp.	135,840	287
*	SmartFinancial Inc.	13,781	285
*	Baycom Corp.	12,283	284
*	Goosehead Insurance Inc. Class A	11,159	284
	First Internet Bancorp	11,340	282
	Arlington Asset Investment Corp. Class A	32,304	277
	Ames National Corp.	10,066	276
	Guaranty Bancshares Inc.	8,975	274
*	Altisource Portfolio Solutions SA	11,519	273
	Reliant Bancorp Inc.	11,617	273
*	Metropolitan Bank Holding Corp.	7,550	272
	Century Bancorp Inc.	3,314	271
	Central Valley Community Bancorp	13,184	268
	Consolidated-Tomoka Land Co.	4,569	265
	Summit Financial Group Inc.	12,566	264
	Investar Holding Corp.	10,358	260
	Codorus Valley Bancorp Inc.	10,590	254
	Premier Financial Bancorp Inc.	13,585	253
	Territorial Bancorp Inc.	8,992	250
	Bluerock Residential Growth REIT Inc. Class A	27,465	250
*	PICO Holdings Inc.	25,576	249
	Luther Burbank Corp.	23,699	246
	Amalgamated Bank Class A	11,361	243
	MutualFirst Financial Inc.	6,852	242
	Great Ajax Corp.	18,582	240
	BankFinancial Corp.	16,070	240
*	Howard Bancorp Inc.	15,066	240
	Norwood Financial Corp.	6,685	237
	MBT Financial Corp.	20,751	237
^	Farmland Partners Inc.	37,674	234
	MidSouth Bancorp Inc.	17,620	233
	First Choice Bancorp	10,359	232
	Shore Bancshares Inc.	14,493	232
	Protective Insurance Corp. Class B	11,011	230
	GAIN Capital Holdings Inc.	31,109	229
	Newmark Group Inc. Class A	27,175	228
	Penns Woods Bancorp Inc.	5,247	227
	First Bank	18,974	227
	MedEquities Realty Trust Inc.	32,715	224
	Pacific City Financial Corp.	13,804	222
	Evans Bancorp Inc.	5,479	222
	Clipper Realty Inc.	17,041	220
	Bank of Commerce Holdings	18,077	219
	Gladstone Land Corp.	16,323	216

	Sterling Bancorp Inc.	25,516	215
	Bankwell Financial Group Inc.	7,197	214
	FS Bancorp Inc.	4,428	212
*	I3 Verticals Inc. Class A	9,328	210
	Timberland Bancorp Inc.	7,387	209
	First Business Financial Services Inc.	9,718	208
	Independence Holding Co.	5,411	208
	Global Medical REIT Inc.	21,898	207
*	Community Bankers Trust Corp.	25,071	207
	C&F Financial Corp.	3,921	206
	Pzena Investment Management Inc. Class A	20,060	205
	Riverview Bancorp Inc.	24,813	202
*	Safeguard Scientifics Inc.	22,530	202
	Union Bankshares Inc.	4,459	201
	SB One Bancorp	8,279	201
	Maiden Holdings Ltd.	79,181	200
	Unity Bancorp Inc.	9,002	200
	Fidelity D&D Bancorp Inc.	3,263	199
	Bank of Princeton	6,689	197
	Safety Income & Growth Inc.	9,926	196
*,^	Forestar Group Inc.	12,123	194
*	Stratus Properties Inc.	7,072	192
	First Community Corp.	8,174	192
*	Entegra Financial Corp.	7,957	184
	BCB Bancorp Inc.	15,656	183
	Orrstown Financial Services Inc.	8,817	182
	Ohio Valley Banc Corp.	4,843	180
	MVB Financial Corp.	9,566	180
	Prudential Bancorp Inc.	10,106	179
	SI Financial Group Inc.	13,023	177
*	Curo Group Holdings Corp.	13,291	177
	First Northwest Bancorp	11,440	177
*	NI Holdings Inc.	11,098	176
*	Esquire Financial Holdings Inc.	6,921	174
	ESSA Bancorp Inc.	10,809	173
	Kingstone Cos. Inc.	10,838	171
*	Hallmark Financial Services Inc.	14,994	171
	1st Constitution Bancorp	8,601	170
	LCNB Corp.	10,585	170
	Community Financial Corp.	5,554	167
	Tiptree Inc.	30,396	167
	Northeast Bancorp	8,696	162
*	Select Bancorp Inc.	12,793	162
	Chemung Financial Corp.	3,724	161
	Middlefield Banc Corp.	3,466	158
	Parke Bancorp Inc.	8,264	157
	United Security Bancshares	15,467	156
*	Malvern Bancorp Inc.	7,414	155
	Oak Valley Bancorp	8,205	154
	Donegal Group Inc. Class A	10,610	153
	Capstar Financial Holdings Inc.	9,305	152
*	Pacific Mercantile Bancorp	18,593	149
	Peoples Bancorp of North Carolina Inc.	5,217	149
*	OP Bancorp	15,202	147
	First Financial Northwest Inc.	9,620	146
*	Provident Bancorp Inc.	5,245	143
	Mid Penn Bancorp Inc.	5,401	141

	CB Financial Services Inc.	5,321	139
	First United Corp.	7,665	138
*	PDL Community Bancorp	10,140	133
	Silvercrest Asset Management Group Inc. Class A	9,510	133
	First Guaranty Bancshares Inc.	5,759	128
	County Bancorp Inc.	5,743	123
	First Savings Financial Group Inc.	2,131	122
*	Coastal Financial Corp.	7,628	122
	Crawford & Co. Class B	13,243	120
	BRT Apartments Corp.	10,485	120
	GAMCO Investors Inc. Class A	5,483	118
	Greene County Bancorp Inc.	3,435	117
	Associated Capital Group Inc. Class A	2,693	114
*	Elevate Credit Inc.	23,448	113
*	Siebert Financial Corp.	8,408	109
*	Trinity Place Holdings Inc.	21,580	106
	Auburn National Bancorporation Inc.	2,622	100
*	Maui Land & Pineapple Co. Inc.	7,876	91
*	MoneyGram International Inc.	35,609	78
*	Transcontinental Realty Investors Inc.	2,093	76
*	Bridgewater Bancshares Inc.	5,452	66
*	Ashford Inc.	828	55
*	Spirit of Texas Bancshares Inc.	2,331	47
*	Impac Mortgage Holdings Inc.	11,932	46
	Level One Bancorp Inc.	1,786	46
*	American Realty Investors Inc.	2,711	44
	Value Line Inc.	1,397	37
	Oconee Federal Financial Corp.	1,249	33
	Griffin Industrial Realty Inc.	767	27
			605,878
Health Care (15.5%)
*	Haemonetics Corp.	60,557	6,497
*	LivaNova plc	56,760	5,744
*	HealthEquity Inc.	62,910	5,579
*	Medidata Solutions Inc.	67,420	5,206
*	Teladoc Health Inc.	78,243	4,886
*	Loxo Oncology Inc.	31,209	4,382
*	Amedisys Inc.	31,003	4,224
*	Globus Medical Inc.	84,846	4,097
*	Wright Medical Group NV	144,236	4,033
*	Merit Medical Systems Inc.	61,814	3,897
*	Ligand Pharmaceuticals Inc.	24,496	3,865
*	Horizon Pharma plc	191,982	3,836
*	NuVasive Inc.	59,951	3,818
*	Neogen Corp.	58,327	3,783
*	Array BioPharma Inc.	237,441	3,782
*	FibroGen Inc.	87,201	3,781
*	Emergent BioSolutions Inc.	51,865	3,778
*	Syneos Health Inc.	71,899	3,719
*	LHC Group Inc.	34,190	3,586
*	AMN Healthcare Services Inc.	54,813	3,492
*	Omnicell Inc.	44,998	3,475
*	HMS Holdings Corp.	96,159	3,437
*	Immunomedics Inc.	165,061	3,316
*	Integer Holdings Corp.	36,154	3,203
*	Endo International plc	261,050	3,140
*	Inogen Inc.	20,510	3,022

*	Repligen Corp.	45,665	2,953
*	Ultragenyx Pharmaceutical Inc.	54,846	2,944
*	Novocure Ltd.	85,304	2,928
*	Intercept Pharmaceuticals Inc.	25,552	2,834
*	Blueprint Medicines Corp.	48,198	2,765
*	Supernus Pharmaceuticals Inc.	56,946	2,700
*	BioTelemetry Inc.	37,743	2,677
*	Avanos Medical Inc.	54,533	2,602
	Ensign Group Inc.	57,246	2,597
*	Tenet Healthcare Corp.	97,340	2,538
*	Glaukos Corp.	38,396	2,530
*	Myriad Genetics Inc.	77,371	2,494
*	MyoKardia Inc.	39,805	2,471
*	Select Medical Holdings Corp.	126,034	2,443
*	Amicus Therapeutics Inc.	221,195	2,442
	Patterson Cos. Inc.	95,346	2,419
*	Quidel Corp.	39,767	2,419
*	Halozyme Therapeutics Inc.	144,214	2,381
*	Arena Pharmaceuticals Inc.	57,790	2,370
*	Acceleron Pharma Inc.	44,734	2,368
*	Prestige Consumer Healthcare Inc.	60,581	2,352
*	Heron Therapeutics Inc.	80,831	2,322
*	Mallinckrodt plc	95,508	2,272
*	Ironwood Pharmaceuticals Inc. Class A	162,442	2,245
*	Xencor Inc.	53,436	2,245
*	Pacira Pharmaceuticals Inc.	46,428	2,244
*	REGENXBIO Inc.	36,974	2,215
*	ACADIA Pharmaceuticals Inc.	114,650	2,185
*	Tandem Diabetes Care Inc.	59,040	2,174
*	NxStage Medical Inc.	75,319	2,127
*	iRhythm Technologies Inc.	28,140	2,085
*	Allscripts Healthcare Solutions Inc.	202,505	2,068
*	Zogenix Inc.	48,763	2,004
	CONMED Corp.	29,323	1,993
*	Atara Biotherapeutics Inc.	48,798	1,949
*	STAAR Surgical Co.	51,185	1,946
*	Genomic Health Inc.	24,459	1,933
*	Tivity Health Inc.	46,288	1,896
*	Brookdale Senior Living Inc.	218,009	1,864
*	PTC Therapeutics Inc.	52,311	1,858
*	Cambrex Corp.	38,465	1,840
*	Global Blood Therapeutics Inc.	58,246	1,837
*	Amneal Pharmaceuticals Inc.	101,192	1,792
*	Medicines Co.	80,899	1,790
*	Endocyte Inc.	75,410	1,782
	US Physical Therapy Inc.	14,431	1,717
*	Spectrum Pharmaceuticals Inc.	117,210	1,695
*	Aerie Pharmaceuticals Inc.	41,806	1,668
*	Editas Medicine Inc.	53,335	1,662
*	AnaptysBio Inc.	22,137	1,651
*,^	Portola Pharmaceuticals Inc.	75,286	1,645
*	Insmed Inc.	89,163	1,597
*	Corcept Therapeutics Inc.	113,001	1,574
*	Medpace Holdings Inc.	25,316	1,567
*	Magellan Health Inc.	28,690	1,564
*	Tabula Rasa HealthCare Inc.	20,574	1,553
*	Enanta Pharmaceuticals Inc.	19,529	1,546

*	Spark Therapeutics Inc.	36,630	1,543
*	Vanda Pharmaceuticals Inc.	59,396	1,487
*,^	Arrowhead Pharmaceuticals Inc.	100,886	1,465
*	Innoviva Inc.	79,874	1,459
*	Sangamo Therapeutics Inc.	117,349	1,452
	Luminex Corp.	48,935	1,437
*,^	Esperion Therapeutics Inc.	26,692	1,419
*	Nevro Corp.	33,670	1,398
*,^	OPKO Health Inc.	372,746	1,394
*,^	Theravance Biopharma Inc.	49,914	1,378
*	Reata Pharmaceuticals Inc. Class A	21,765	1,374
*	Natus Medical Inc.	37,326	1,321
*	AxoGen Inc.	39,271	1,315
*	Codexis Inc.	59,467	1,304
*	AtriCure Inc.	38,820	1,300
	Atrion Corp.	1,649	1,275
*	CryoLife Inc.	41,551	1,260
*	Orthofix Medical Inc.	20,236	1,219
*	NeoGenomics Inc.	73,696	1,209
*	Aimmune Therapeutics Inc.	50,706	1,204
	National HealthCare Corp.	14,244	1,189
*	BioCryst Pharmaceuticals Inc.	128,428	1,179
*	Varex Imaging Corp.	44,185	1,164
*	Cardiovascular Systems Inc.	37,605	1,161
*	Tactile Systems Technology Inc.	20,499	1,153
*	Retrophin Inc.	46,785	1,148
*	Biohaven Pharmaceutical Holding Co. Ltd.	33,265	1,131
*	CareDx Inc.	38,589	1,130
*	Pacific Biosciences of California Inc.	141,084	1,103
*	R1 RCM Inc.	119,355	1,093
*	NextGen Healthcare Inc.	62,134	1,090
*,^	TherapeuticsMD Inc.	213,990	1,076
*	Invitae Corp.	75,916	1,058
*	Momenta Pharmaceuticals Inc.	88,717	1,050
*	Intersect ENT Inc.	34,958	1,049
*	Acorda Therapeutics Inc.	51,165	1,045
*,^	Denali Therapeutics Inc.	52,471	1,006
*	WaVe Life Sciences Ltd.	20,477	980
*	Clovis Oncology Inc.	55,541	956
*	Audentes Therapeutics Inc.	38,093	931
*	Iovance Biotherapeutics Inc.	96,222	930
*	Madrigal Pharmaceuticals Inc.	7,992	924
*	G1 Therapeutics Inc.	24,140	923
*	Providence Service Corp.	13,016	922
	Meridian Bioscience Inc.	48,629	921
*,^	Novavax Inc.	441,348	914
*	ImmunoGen Inc.	165,114	910
*	Surmodics Inc.	15,011	910
*	AngioDynamics Inc.	42,064	904
*	Fate Therapeutics Inc.	58,609	900
*	Mirati Therapeutics Inc.	23,277	898
*	Amphastar Pharmaceuticals Inc.	41,254	896
*	Alder Biopharmaceuticals Inc.	66,923	895
*	OraSure Technologies Inc.	69,653	885
*	Vericel Corp.	50,031	880
*,^	Intrexon Corp.	84,868	832
*	Addus HomeCare Corp.	11,076	822

*	Cerus Corp.	155,649	817
*,^	Dynavax Technologies Corp.	72,173	816
*	Lantheus Holdings Inc.	42,707	801
*	Heska Corp.	7,669	797
*	Puma Biotechnology Inc.	33,736	784
	Phibro Animal Health Corp. Class A	23,079	782
*	Radius Health Inc.	46,806	780
*	Dicerna Pharmaceuticals Inc.	52,331	780
*	MacroGenics Inc.	45,105	776
*	Revance Therapeutics Inc.	37,726	771
*	Intra-Cellular Therapies Inc.	52,371	757
*	Akorn Inc.	109,534	751
*,^	Omeros Corp.	53,430	745
*	CorVel Corp.	10,677	744
*	AMAG Pharmaceuticals Inc.	39,719	717
*	CytomX Therapeutics Inc.	51,279	708
*	Intellia Therapeutics Inc.	38,124	683
*,^	Cara Therapeutics Inc.	37,508	682
*,^	Viking Therapeutics Inc.	60,167	679
*	Athenex Inc.	50,626	669
*	Coherus Biosciences Inc.	60,176	666
*	Natera Inc.	38,020	659
*	Collegium Pharmaceutical Inc.	33,784	648
*	Apellis Pharmaceuticals Inc.	41,449	636
*,^	Flexion Therapeutics Inc.	38,846	634
*	Assembly Biosciences Inc.	24,197	624
*	Eagle Pharmaceuticals Inc.	12,281	619
*	Cymabay Therapeutics Inc.	68,185	609
*	Antares Pharma Inc.	166,852	602
*	RadNet Inc.	45,694	589
*	Karyopharm Therapeutics Inc.	56,066	583
*	Anika Therapeutics Inc.	16,805	579
*	BioScrip Inc.	146,336	578
*,^	TransEnterix Inc.	183,526	571
*,^	Allakos Inc.	9,588	565
*	Prothena Corp. plc	46,461	558
*	Rigel Pharmaceuticals Inc.	195,394	553
	Owens & Minor Inc.	70,712	540
*	Rhythm Pharmaceuticals Inc.	17,789	525
*	ANI Pharmaceuticals Inc.	9,218	512
*	Inovio Pharmaceuticals Inc.	94,929	508
	National Research Corp.	12,737	508
*	Progenics Pharmaceuticals Inc.	97,823	508
*	PDL BioPharma Inc.	165,213	507
	LeMaitre Vascular Inc.	18,135	506
*,^	ZIOPHARM Oncology Inc.	150,784	505
*	NanoString Technologies Inc.	29,084	502
*,^	Akcea Therapeutics Inc.	14,775	501
*	Five Prime Therapeutics Inc.	38,312	492
*	Triple-S Management Corp. Class B	25,481	486
*	Kindred Biosciences Inc.	35,736	486
*	ArQule Inc.	127,497	473
*	Community Health Systems Inc.	99,222	471
*	ViewRay Inc.	69,822	469
*	Akebia Therapeutics Inc.	57,772	467
*	Dermira Inc.	40,155	466
*	Sientra Inc.	26,847	456

*,^	MediciNova Inc.	45,514	453
*	Achillion Pharmaceuticals Inc.	155,938	451
*	Epizyme Inc.	60,577	449
*	Solid Biosciences Inc.	14,390	449
*	GlycoMimetics Inc.	38,871	447
*,^	Accelerate Diagnostics Inc.	30,197	446
*	Oxford Immunotec Global plc	29,070	438
*,^	Sorrento Therapeutics Inc.	124,655	431
*	BioSpecifics Technologies Corp.	7,022	431
*	Kura Oncology Inc.	32,731	416
*	Inspire Medical Systems Inc.	9,017	414
*	Cytokinetics Inc.	52,614	414
*	Eloxx Pharmaceuticals Inc.	25,964	404
*	Lexicon Pharmaceuticals Inc.	49,881	404
*	PetIQ Inc. Class A	12,918	403
*	Tricida Inc.	13,487	403
*	Veracyte Inc.	32,860	402
*,^	Verastem Inc.	78,501	400
*,^,§	Corium International Inc.	31,548	400
*	Accuray Inc.	96,140	394
*,^	Corbus Pharmaceuticals Holdings Inc.	57,083	394
*	Rocket Pharmaceuticals Inc.	24,137	389
*	TG Therapeutics Inc.	74,424	375
*	SIGA Technologies Inc.	59,671	372
	Utah Medical Products Inc.	3,914	371
*	Cross Country Healthcare Inc.	40,839	370
*	Stemline Therapeutics Inc.	32,808	361
	Computer Programs & Systems Inc.	13,422	358
*,^	CytoSorbents Corp.	34,230	357
*,^	La Jolla Pharmaceutical Co.	24,670	357
*	Concert Pharmaceuticals Inc.	24,279	348
*	Aratana Therapeutics Inc.	52,885	344
*,^	Aptinyx Inc.	15,420	342
*	Assertio Therapeutics Inc.	68,410	341
*,^	Senseonics Holdings Inc.	98,918	336
*,^	Keryx Biopharmaceuticals Inc.	108,999	328
*	Nuvectra Corp.	16,097	321
*	Cutera Inc.	15,559	319
*	GenMark Diagnostics Inc.	60,183	314
*,^	Geron Corp.	192,986	311
*	Avid Bioservices Inc.	58,539	310
*,^	Surgery Partners Inc.	21,336	306
*	Savara Inc.	33,719	302
*	Rubius Therapeutics Inc.	14,087	301
*,^	Crinetics Pharmaceuticals Inc.	8,451	295
*	IntriCon Corp.	8,445	292
*	Abeona Therapeutics Inc.	35,597	292
*	Aclaris Therapeutics Inc.	30,790	287
*	Kadmon Holdings Inc.	117,407	286
*,^	MannKind Corp.	159,527	284
*	Voyager Therapeutics Inc.	24,841	283
*	Catalyst Pharmaceuticals Inc.	111,525	283
*	Albireo Pharma Inc.	10,555	279
*	Minerva Neurosciences Inc.	35,200	278
*	RTI Surgical Inc.	66,238	276
*,^	Paratek Pharmaceuticals Inc.	36,155	274
*,^	Cellular Biomedicine Group Inc.	13,524	270

*	Tocagen Inc.	20,857	269
*	SeaSpine Holdings Corp.	13,450	264
*	ChemoCentryx Inc.	26,206	263
*	Ra Pharmaceuticals Inc.	16,665	263
*,^	Adamas Pharmaceuticals Inc.	25,372	260
*	Homology Medicines Inc.	11,800	259
*	Ocular Therapeutix Inc.	38,882	259
*	Deciphera Pharmaceuticals Inc.	9,925	259
*	Civitas Solutions Inc.	18,577	258
*	Capital Senior Living Corp.	28,421	256
*	OrthoPediatrics Corp.	8,145	255
*	American Renal Associates Holdings Inc.	15,197	252
*,^	CASI Pharmaceuticals Inc.	57,836	250
*	Fluidigm Corp.	30,497	250
*	Athersys Inc.	129,276	248
*,^	AVEO Pharmaceuticals Inc.	117,764	244
*	Agenus Inc.	98,914	238
*	Castlight Health Inc. Class B	88,633	231
*	Adverum Biotechnologies Inc.	63,030	226
*	Bellicum Pharmaceuticals Inc.	46,233	211
	Invacare Corp.	37,963	209
*	Pieris Pharmaceuticals Inc.	60,072	204
*,^	Dova Pharmaceuticals Inc.	13,651	203
*,^	Seres Therapeutics Inc.	24,185	202
*	Marinus Pharmaceuticals Inc.	42,475	198
*,^	Lannett Co. Inc.	33,232	196
*	Syros Pharmaceuticals Inc.	28,316	193
*	Avrobio Inc.	7,047	189
*	Tyme Technologies Inc.	47,649	187
*,^	Insys Therapeutics Inc.	31,056	187
*	Spring Bank Pharmaceuticals Inc.	16,564	186
*	Aduro Biotech Inc.	74,033	184
*	Celcuity Inc.	6,754	182
*,^	Rockwell Medical Inc.	54,867	182
*,^	Quanterix Corp.	9,686	182
*	Forty Seven Inc.	9,740	181
*	Palatin Technologies Inc.	222,805	180
*	Kezar Life Sciences Inc.	6,049	180
*	Sienna Biopharmaceuticals Inc.	17,731	179
*	Arbutus Biopharma Corp.	40,819	178
*	Aldeyra Therapeutics Inc.	19,743	177
*,^	Optinose Inc.	22,473	177
*	Calithera Biosciences Inc.	35,518	175
*	Zafgen Inc.	34,591	174
*	Scholar Rock Holding Corp.	6,929	169
*	Chimerix Inc.	51,299	169
*,^	PolarityTE Inc.	11,267	167
*,^	Xeris Pharmaceuticals Inc.	7,803	162
*	Harvard Bioscience Inc.	40,718	161
*	Durect Corp.	178,273	158
*	Enzo Biochem Inc.	50,674	156
*	Aeglea BioTherapeutics Inc.	18,527	156
*	FONAR Corp.	7,073	156
*,^	T2 Biosystems Inc.	34,886	155
*	Quorum Health Corp.	34,988	154
*	Kiniksa Pharmaceuticals Ltd. Class A	7,607	154
*,^	Evolus Inc.	10,276	154

*,^	Pulse Biosciences Inc.	12,185	153
*	Idera Pharmaceuticals Inc.	21,991	151
*,^	Helius Medical Technologies Inc. Class A	18,105	150
*,^	BioTime Inc.	104,527	149
*	Synlogic Inc.	17,419	148
*	Ardelyx Inc.	53,717	146
*	Proteostasis Therapeutics Inc.	28,552	145
*	Catalyst Biosciences Inc.	13,513	144
*	Recro Pharma Inc.	21,135	139
*	Pfenex Inc.	31,720	131
*	Neuronetics Inc.	7,308	130
*,^	Organovo Holdings Inc.	133,791	130
*	Liquidia Technologies Inc.	5,778	129
*	Odonate Therapeutics Inc.	8,070	127
*,^	Eidos Therapeutics Inc.	8,940	126
*,^	Selecta Biosciences Inc.	20,678	125
*	Arcus Biosciences Inc.	10,887	124
*	Allena Pharmaceuticals Inc.	13,135	123
*	Replimune Group Inc.	8,108	122
*,^	iRadimed Corp.	4,078	117
*	resTORbio Inc.	8,838	115
*	ADMA Biologics Inc.	21,251	112
*,^	Synergy Pharmaceuticals Inc.	287,197	111
*,^	Cohbar Inc.	26,813	110
*	Tetraphase Pharmaceuticals Inc.	59,581	107
*	Miragen Therapeutics Inc.	29,817	104
*	Genesis Healthcare Inc.	64,321	102
*	XOMA Corp.	6,486	97
*	CTI BioPharma Corp.	57,692	97
*,^	Teligent Inc.	46,392	96
*	Corvus Pharmaceuticals Inc.	15,626	93
*	Cue Biopharma Inc.	19,961	93
*	Melinta Therapeutics Inc.	41,449	88
*	Fennec Pharmaceuticals Inc.	12,759	85
*	Kala Pharmaceuticals Inc.	13,529	85
*	Syndax Pharmaceuticals Inc.	16,488	84
*	Endologix Inc.	96,553	82
*	Verrica Pharmaceuticals Inc.	6,742	81
*	Jounce Therapeutics Inc.	18,020	78
*	Mersana Therapeutics Inc.	14,545	77
*,^	Calyxt Inc.	6,668	77
*	Spero Therapeutics Inc.	9,376	77
*	Translate Bio Inc.	10,478	76
*	Mustang Bio Inc.	18,675	75
*,^	Ampio Pharmaceuticals Inc.	117,293	75
*	Zomedica Pharmaceuticals Corp.	44,237	74
*,^	UNITY Biotechnology Inc.	5,483	71
*,^	Nymox Pharmaceutical Corp.	38,005	70
*	Apollo Medical Holdings Inc.	3,870	69
*,^	MeiraGTx Holdings plc	5,069	68
*	Surface Oncology Inc.	8,234	67
*	NewLink Genetics Corp.	35,015	66
*	Immune Design Corp.	39,338	63
*	Menlo Therapeutics Inc.	10,437	63
*,^	Neos Therapeutics Inc.	31,196	61
*	Molecular Templates Inc.	11,783	61
*,^	Evelo Biosciences Inc.	6,002	60

*	Ovid therapeutics Inc.	14,678	59
*,^	Achaogen Inc.	35,650	57
*	AgeX Therapeutics Inc.	10,452	56
*,^	Innovate Biopharmaceuticals Inc.	21,063	55
*	Aquestive Therapeutics Inc.	6,234	54
*	NantKwest Inc.	30,666	52
*	ElectroCore Inc.	7,646	51
*	Neon Therapeutics Inc.	7,776	48
*	Fortress Biotech Inc.	39,429	48
*,^	Magenta Therapeutics Inc.	4,916	48
*	Clearside Biomedical Inc.	31,761	47
*	scPharmaceuticals Inc.	8,811	41
*	AAC Holdings Inc.	14,779	29
*	Unum Therapeutics Inc.	3,983	27
*,^	Arsanis Inc.	6,791	26
*	NantHealth Inc.	28,824	26
*	Constellation Pharmaceuticals Inc.	3,671	22
*	Vital Therapies Inc.	35,258	11
*	GTx Inc.	5,886	9
*	RA Medical Systems Inc.	213	2
			365,754
Materials & Processing (6.2%)
*	Ingevity Corp.	49,271	4,829
*	Trex Co. Inc.	68,943	4,394
*	RBC Bearings Inc.	27,853	4,262
*	Allegheny Technologies Inc.	146,003	3,834
	Louisiana-Pacific Corp.	167,659	3,833
	Cabot Microelectronics Corp.	33,003	3,547
*	Rexnord Corp.	121,440	3,438
	Balchem Corp.	37,350	3,238
*	Cleveland-Cliffs Inc.	347,241	3,222
	Sensient Technologies Corp.	49,597	3,187
	PolyOne Corp.	93,362	3,139
	Quaker Chemical Corp.	15,166	3,128
	HB Fuller Co.	58,735	2,833
	Simpson Manufacturing Co. Inc.	48,115	2,815
*	Beacon Roofing Supply Inc.	79,410	2,768
	Belden Inc.	47,009	2,622
	Commercial Metals Co.	135,351	2,608
	Trinseo SA	49,837	2,518
	Carpenter Technology Corp.	54,278	2,338
	Minerals Technologies Inc.	41,176	2,317
*	GCP Applied Technologies Inc.	83,367	2,276
	Comfort Systems USA Inc.	42,565	2,241
	Innospec Inc.	28,189	2,079
	Worthington Industries Inc.	49,009	2,030
	Compass Minerals International Inc.	39,657	1,987
	Universal Forest Products Inc.	69,757	1,930
*	Summit Materials Inc. Class A	131,916	1,913
	Stepan Co.	23,562	1,904
*	Ferro Corp.	98,250	1,896
	Mueller Water Products Inc. Class A	179,466	1,890
	Kaiser Aluminum Corp.	19,243	1,881
	AAON Inc.	48,037	1,823
*	Builders FirstSource Inc.	132,044	1,787
*	Masonite International Corp.	31,919	1,713
	Mueller Industries Inc.	65,806	1,568

*	MRC Global Inc.	97,116	1,528
*	JELD-WEN Holding Inc.	79,891	1,523
	Greif Inc. Class A	29,616	1,518
	Neenah Inc.	19,452	1,340
*	BMC Stock Holdings Inc.	78,719	1,339
*	Gibraltar Industries Inc.	36,957	1,336
	US Silica Holdings Inc.	90,537	1,285
*	Tahoe Resources Inc.	360,502	1,265
	Hecla Mining Co.	524,215	1,248
	Materion Corp.	23,312	1,233
*	Continental Building Products Inc.	42,988	1,229
	Boise Cascade Co.	44,975	1,195
	Apogee Enterprises Inc.	32,053	1,168
	Advanced Drainage Systems Inc.	42,234	1,152
	Tronox Ltd. Class A	108,517	1,148
*	AK Steel Holding Corp.	364,116	1,122
	Interface Inc. Class A	68,397	1,108
*	PGT Innovations Inc.	57,205	1,102
*	Patrick Industries Inc.	27,561	1,095
*	AdvanSix Inc.	35,523	1,020
	Schweitzer-Mauduit International Inc.	35,514	1,013
*	Verso Corp.	40,103	1,011
*	Installed Building Products Inc.	25,706	996
	Chase Corp.	8,470	954
*	Kraton Corp.	35,875	940
	Rayonier Advanced Materials Inc.	59,271	874
	Schnitzer Steel Industries Inc.	30,703	860
*	Coeur Mining Inc.	216,046	853
	Global Brass & Copper Holdings Inc.	25,370	821
*	US Concrete Inc.	18,704	736
*	GMS Inc.	37,687	708
	Myers Industries Inc.	41,305	682
	Quanex Building Products Corp.	41,111	649
*	PQ Group Holdings Inc.	42,246	648
	PH Glatfelter Co.	50,834	648
	Innophos Holdings Inc.	22,516	625
	DMC Global Inc.	16,542	602
	Insteel Industries Inc.	21,038	579
*	Clearwater Paper Corp.	18,594	573
	American Vanguard Corp.	33,882	567
*	NCI Building Systems Inc.	49,280	559
*	Century Aluminum Co.	57,209	514
	FutureFuel Corp.	29,637	512
*	TimkenSteel Corp.	46,288	511
*	Unifi Inc.	17,949	498
	Tredegar Corp.	29,834	497
*	Landec Corp.	31,358	483
	Griffon Corp.	39,705	483
	Haynes International Inc.	14,369	474
	Hawkins Inc.	11,134	465
*	Koppers Holdings Inc.	23,620	440
^	Caesarstone Ltd.	26,502	415
*	OMNOVA Solutions Inc.	50,696	413
*	Veritiv Corp.	13,193	400
*	Armstrong Flooring Inc.	24,670	386
*	Intrepid Potash Inc.	110,785	368
*	Nexeo Solutions Inc.	37,632	366

	Greif Inc. Class B	6,559	346
	Kronos Worldwide Inc.	26,164	324
*	Energy Fuels Inc.	96,780	317
*	BlueLinx Holdings Inc.	10,316	280
*	UFP Technologies Inc.	7,685	279
	Culp Inc.	13,393	274
*	Northwest Pipe Co.	11,565	273
*	Lawson Products Inc.	7,813	241
*	Uranium Energy Corp.	179,623	237
*	LB Foster Co. Class A	11,964	232
	Gold Resource Corp.	60,246	230
	NN Inc.	31,943	229
	Olympic Steel Inc.	10,868	200
*	LSB Industries Inc.	24,833	190
	Omega Flex Inc.	3,397	188
*	Universal Stainless & Alloy Products Inc.	9,550	187
	Eastern Co.	6,667	182
*	Amyris Inc.	36,658	181
	United States Lime & Minerals Inc.	2,307	172
	Oil-Dri Corp. of America	5,825	171
*	Foundation Building Materials Inc.	17,445	171
*,^	ChromaDex Corp.	44,899	159
	Synalloy Corp.	9,557	154
*	AgroFresh Solutions Inc.	36,476	154
*	Ryerson Holding Corp.	18,470	151
*	Shiloh Industries Inc.	16,414	131
*,^	Forterra Inc.	21,657	106
*	Marrone Bio Innovations Inc.	61,695	94
	Valhi Inc.	29,596	61
*	NL Industries Inc.	8,793	37
	CompX International Inc.	1,766	26
*,§	Ferroglobe R&W Trust	46,440	—
			147,842
Other (0.0%)2
*,^	Livent Corp.	5,563	103
*	Anaplan Inc.	3,122	87
*	Guardant Health Inc.	1,764	63
*,§	A Schulman Inc. CVR	30,360	58
*	Principia Biopharma Inc.	1,957	55
*	SI-BONE Inc.	2,943	53
*	Gritstone Oncology Inc.	1,586	44
*	Y-mAbs Therapeutics Inc.	1,753	44
*	Bank7 Corp.	2,100	39
*	YETI Holdings Inc.	2,233	38
*,^	SolarWinds Corp.	2,222	35
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	6,201	28
*	Twist Bioscience Corp.	1,035	27
*	Eventbrite Inc. Class A	783	23
*	Arvinas Inc.	1,051	18
*	Vapotherm Inc.	938	17
*	Kodiak Sciences Inc.	1,862	17
*	Elastic NV	224	16
*	Equillium Inc.	724	12
*	SVMK Inc.	776	11
*	Sutro Biopharma Inc.	1,035	11
*	Capital Bancorp Inc.	643	8
*	Upwork Inc.	391	7

*,§	NewStar Financial Inc.	18,788	5
*	PhaseBio Pharmaceuticals Inc.	1,565	4
*,§	Media General Inc. CVR	85,418	3
*	Osmotica Pharmaceuticals plc	216	2
*	XOMA Corp. Rights Exp. 12/14/2018	744	2
*,§	Omthera Pharmaceuticals Inc. CVR	2,012	1
	Euronav NV	100	1
*,§	Clinical Data CVR	913	—
*	Pulse Biosciences Inc. Rights Exp. 12/06/2018	12,201	—
			832
Producer Durables (13.5%)
	MAXIMUS Inc.	74,316	5,285
	Woodward Inc.	62,306	5,214
*	Spirit Airlines Inc.	79,796	5,116
	EMCOR Group Inc.	67,466	4,916
	Insperity Inc.	44,502	4,452
	MSA Safety Inc.	39,639	4,320
	EnerSys	49,106	4,290
*	Darling Ingredients Inc.	190,269	4,163
	Brink’s Co.	58,383	4,135
*	ASGN Inc.	58,896	4,079
	Healthcare Services Group Inc.	86,403	4,078
*	Proto Labs Inc.	31,447	4,047
*	Generac Holdings Inc.	70,511	4,013
	Kennametal Inc.	95,483	3,993
	Tetra Tech Inc.	64,311	3,920
	GATX Corp.	43,684	3,648
*	Esterline Technologies Corp.	30,395	3,609
	SkyWest Inc.	59,069	3,407
*	MasTec Inc.	75,364	3,398
	Barnes Group Inc.	55,448	3,330
	Korn/Ferry International	66,877	3,275
	Moog Inc. Class A	37,285	3,261
	Hillenbrand Inc.	73,098	3,239
*	FTI Consulting Inc.	44,244	3,108
	KBR Inc.	163,653	3,039
	Exponent Inc.	59,899	3,014
	John Bean Technologies Corp.	36,308	2,997
*	Axon Enterprise Inc.	66,927	2,909
	Applied Industrial Technologies Inc.	44,442	2,899
*	Aerojet Rocketdyne Holdings Inc.	81,111	2,856
	Deluxe Corp.	55,497	2,794
	UniFirst Corp.	17,725	2,737
	Granite Construction Inc.	51,142	2,589
*	Harsco Corp.	93,370	2,498
	Franklin Electric Co. Inc.	53,943	2,441
	ABM Industries Inc.	76,869	2,435
	Albany International Corp.	33,369	2,415
	Watts Water Technologies Inc. Class A	32,339	2,385
	Brady Corp. Class A	54,570	2,377
	Hawaiian Holdings Inc.	58,635	2,354
	Herman Miller Inc.	69,153	2,342
*	Dycom Industries Inc.	35,201	2,332
*	TriNet Group Inc.	50,611	2,324
*	Chart Industries Inc.	35,801	2,275
*	Paylocity Holding Corp.	33,743	2,263
*	Advanced Disposal Services Inc.	83,969	2,263

	Covanta Holding Corp.	136,310	2,257
*	ExlService Holdings Inc.	38,785	2,248
	Forward Air Corp.	34,050	2,223
	Altra Industrial Motion Corp.	69,784	2,202
*	Itron Inc.	39,833	2,157
*	Advanced Energy Industries Inc.	45,762	2,153
*	TopBuild Corp.	41,269	2,103
	Mobile Mini Inc.	51,675	2,089
	ESCO Technologies Inc.	29,577	2,079
	Triton International Ltd.	60,901	2,075
	Allegiant Travel Co. Class A	15,017	2,018
	HNI Corp.	50,579	1,950
	Matson Inc.	49,086	1,932
	Werner Enterprises Inc.	56,009	1,896
*	Aerovironment Inc.	24,597	1,884
	Pitney Bowes Inc.	219,277	1,851
*	SPX FLOW Inc.	49,041	1,840
*	Navistar International Corp.	57,304	1,836
	Badger Meter Inc.	33,031	1,833
	Kaman Corp.	32,038	1,819
	Actuant Corp. Class A	70,576	1,807
	Cubic Corp.	29,466	1,803
	Greenbrier Cos. Inc.	36,807	1,800
*	Saia Inc.	29,650	1,788
	US Ecology Inc.	25,536	1,779
	Raven Industries Inc.	42,076	1,698
*	Hub Group Inc. Class A	38,071	1,692
	EnPro Industries Inc.	24,034	1,691
	AAR Corp.	37,872	1,655
	Federal Signal Corp.	68,774	1,613
	Steelcase Inc. Class A	98,843	1,601
*	TriMas Corp.	53,312	1,548
*	WageWorks Inc.	46,245	1,541
*	Casella Waste Systems Inc. Class A	46,194	1,508
	McGrath RentCorp	27,918	1,492
*	SPX Corp.	50,142	1,483
	ICF International Inc.	20,995	1,470
*	Atlas Air Worldwide Holdings Inc.	27,604	1,470
	AZZ Inc.	29,919	1,428
*	Electronics For Imaging Inc.	51,513	1,426
*	Huron Consulting Group Inc.	25,607	1,426
*	OSI Systems Inc.	19,609	1,420
	Sun Hydraulics Corp.	33,146	1,382
*	Kratos Defense & Security Solutions Inc.	102,025	1,357
	Rush Enterprises Inc. Class A	35,370	1,348
	Navigant Consulting Inc.	52,350	1,341
*	Sykes Enterprises Inc.	46,238	1,277
	Ship Finance International Ltd.	98,227	1,275
*	CBIZ Inc.	59,735	1,260
	Lindsay Corp.	12,424	1,257
*	Air Transport Services Group Inc.	67,495	1,251
	Tennant Co.	20,646	1,236
	Aircastle Ltd.	65,117	1,214
	ArcBest Corp.	30,028	1,209
*	TrueBlue Inc.	47,135	1,190
	Standex International Corp.	14,850	1,184
	Primoris Services Corp.	48,801	1,179

	Encore Wire Corp.	23,572	1,178
	Kadant Inc.	12,671	1,154
*	Milacron Holdings Corp.	80,250	1,144
	Heartland Express Inc.	54,970	1,141
	Knoll Inc.	55,974	1,084
	MTS Systems Corp.	20,819	1,071
	Wabash National Corp.	65,511	1,018
*	Herc Holdings Inc.	27,777	991
	GasLog Ltd.	47,631	989
*	FARO Technologies Inc.	19,649	977
	ACCO Brands Corp.	119,676	972
*	CSW Industrials Inc.	18,118	960
	Douglas Dynamics Inc.	25,747	960
	Triumph Group Inc.	56,964	958
	Astec Industries Inc.	26,491	945
*	Atkore International Group Inc.	45,549	930
	Alamo Group Inc.	11,180	926
	Columbus McKinnon Corp.	25,803	898
	Marten Transport Ltd.	45,341	883
	Mesa Laboratories Inc.	3,913	866
*	Thermon Group Holdings Inc.	37,584	849
	Kforce Inc.	26,695	846
	Kelly Services Inc. Class A	36,570	838
*	Echo Global Logistics Inc.	32,409	822
*	SEACOR Holdings Inc.	19,771	821
	H&E Equipment Services Inc.	36,807	815
*	Tutor Perini Corp.	43,485	809
*	Manitowoc Co. Inc.	40,855	807
*	Astronics Corp.	24,768	804
*	NV5 Global Inc.	10,935	803
	Heidrick & Struggles International Inc.	21,887	802
*	Evoqua Water Technologies Corp.	87,548	800
*	SP Plus Corp.	26,140	792
*	Tidewater Inc.	33,152	788
	Hyster-Yale Materials Handling Inc.	11,975	784
*	Modine Manufacturing Co.	58,219	760
	Argan Inc.	16,881	734
*	Vicor Corp.	20,463	733
	Briggs & Stratton Corp.	48,074	717
	Multi-Color Corp.	16,039	712
*	Aegion Corp. Class A	37,120	709
	Scorpio Tankers Inc.	339,257	702
	Gorman-Rupp Co.	20,481	686
*	DXP Enterprises Inc.	18,614	674
*	Engility Holdings Inc.	21,297	666
*	Control4 Corp.	29,849	650
*,^	Frontline Ltd.	88,645	644
*	CIRCOR International Inc.	19,172	635
	Kimball International Inc. Class B	41,525	634
	Quad/Graphics Inc.	36,697	601
*	Wesco Aircraft Holdings Inc.	62,767	598
	Ennis Inc.	30,360	593
	American Railcar Industries Inc.	8,323	585
*	MYR Group Inc.	18,508	579
*	Willscot Corp. Class A	41,767	576
	Resources Connection Inc.	34,168	575
	Barrett Business Services Inc.	8,160	574

*,^	Team Inc.	33,974	568
	Forrester Research Inc.	11,807	552
	Essendant Inc.	43,144	545
	RR Donnelley & Sons Co.	81,764	518
	Hackett Group Inc.	27,985	494
*	Great Lakes Dredge & Dock Corp.	66,425	492
*	CAI International Inc.	19,696	483
*	Ducommun Inc.	12,282	482
	Nordic American Tankers Ltd.	163,045	481
*	International Seaways Inc.	24,943	481
*	Heritage-Crystal Clean Inc.	17,078	478
	DHT Holdings Inc.	105,812	478
	TTEC Holdings Inc.	16,287	476
	CRA International Inc.	9,015	439
*	Lydall Inc.	19,529	432
*,^	Plug Power Inc.	246,842	432
	REV Group Inc.	34,670	423
	Scorpio Bulkers Inc.	67,073	410
*	Vishay Precision Group Inc.	12,029	408
*	Sterling Construction Co. Inc.	30,775	396
	ConvergeOne Holdings Inc.	31,265	391
	Systemax Inc.	13,978	390
	Allied Motion Technologies Inc.	8,054	381
*	Titan Machinery Inc.	21,703	380
	Titan International Inc.	57,819	376
	LSC Communications Inc.	37,500	376
	Park-Ohio Holdings Corp.	10,327	372
	Miller Industries Inc.	13,104	368
*	BrightView Holdings Inc.	28,327	357
*	Textainer Group Holdings Ltd.	31,928	356
	Teekay Corp.	78,529	346
*	Mistras Group Inc.	20,067	345
*	Willdan Group Inc.	9,034	340
*,^	Energy Recovery Inc.	41,556	339
*	CryoPort Inc.	30,300	328
*	Covenant Transportation Group Inc. Class A	14,319	326
*	Blue Bird Corp.	16,727	320
	Spartan Motors Inc.	39,490	318
	Powell Industries Inc.	10,355	317
*	Vectrus Inc.	12,869	312
	Costamare Inc.	55,417	294
	Hurco Cos. Inc.	7,684	294
	VSE Corp.	9,992	291
*	CECO Environmental Corp.	34,874	290
	Graham Corp.	11,252	280
*	Eagle Bulk Shipping Inc.	55,162	258
	Marlin Business Services Corp.	10,106	257
	Teekay Tankers Ltd. Class A	222,310	251
*	Exela Technologies Inc.	54,818	249
*	Radiant Logistics Inc.	44,805	244
*	Commercial Vehicle Group Inc.	34,874	243
	BG Staffing Inc.	9,557	237
*	Napco Security Technologies Inc.	13,841	229
	Preformed Line Products Co.	3,529	226
*	Dorian LPG Ltd.	32,183	226
*	Ardmore Shipping Corp.	38,292	226
	Advanced Emissions Solutions Inc.	20,833	224

	Universal Logistics Holdings Inc.	9,560	223
*	PRGX Global Inc.	23,803	222
*,^	Energous Corp.	26,978	220
*	YRC Worldwide Inc.	38,270	217
*	InnerWorkings Inc.	49,089	207
*	US Xpress Enterprises Inc. Class A	24,047	198
*	Liquidity Services Inc.	30,226	196
*	USA Truck Inc.	9,228	189
*	Daseke Inc.	47,079	189
*	GP Strategies Corp.	14,062	186
	Rush Enterprises Inc. Class B	4,602	178
*	Twin Disc Inc.	9,607	168
*	IES Holdings Inc.	9,399	165
*,^	Arlo Technologies Inc.	13,685	165
*	Information Services Group Inc.	38,342	159
^	EnviroStar Inc.	4,453	158
*	HC2 Holdings Inc.	49,830	157
	NACCO Industries Inc. Class A	4,437	156
*	General Finance Corp.	11,333	155
*	Bristow Group Inc.	37,396	147
*	Overseas Shipholding Group Inc. Class A	67,407	144
*	Orion Group Holdings Inc.	32,033	140
*	Mesa Air Group Inc.	11,089	134
*	PAM Transportation Services Inc.	2,547	132
*	Willis Lease Finance Corp.	3,546	131
*	FreightCar America Inc.	13,567	129
*	Manitex International Inc.	17,003	124
*	Maxwell Technologies Inc.	47,968	120
*	ServiceSource International Inc.	89,635	118
*	Safe Bulkers Inc.	56,898	113
*	Gencor Industries Inc.	9,904	112
*	PFSweb Inc.	16,997	105
*	Genco Shipping & Trading Ltd.	11,149	93
*	Charah Solutions Inc.	8,402	55
*	PHI Inc.	13,947	49
*	Babcock & Wilcox Enterprises Inc.	36,227	32
			320,151
Technology (12.7%)
*	Integrated Device Technology Inc.	150,699	7,225
*	HubSpot Inc.	42,066	5,848
*	Ciena Corp.	166,798	5,441
*	Cree Inc.	117,265	5,176
	Entegris Inc.	164,969	4,850
*	CACI International Inc. Class A	28,569	4,711
*	New Relic Inc.	51,437	4,485
*,^	ViaSat Inc.	64,233	4,441
*	Silicon Laboratories Inc.	49,910	4,411
*	LiveRamp Holdings Inc.	89,607	4,238
	Blackbaud Inc.	55,957	4,099
*	Semtech Corp.	75,451	4,025
*	Tech Data Corp.	44,423	3,996
*	Coupa Software Inc.	61,738	3,978
	SYNNEX Corp.	48,503	3,916
*	ACI Worldwide Inc.	133,386	3,852
	Perspecta Inc.	167,875	3,544
*	Cornerstone OnDemand Inc.	63,346	3,460
	Science Applications International Corp.	49,133	3,416

*	Verint Systems Inc.	74,512	3,385
*	Lumentum Holdings Inc.	73,083	3,250
	Vishay Intertechnology Inc.	154,253	3,216
*	Finisar Corp.	136,426	3,186
*	Yelp Inc. Class A	94,121	3,169
*	Qualys Inc.	39,150	3,083
	InterDigital Inc.	40,125	3,020
*,^	iRobot Corp.	31,015	2,959
*	Five9 Inc.	66,735	2,862
*	Mercury Systems Inc.	54,493	2,823
*	Envestnet Inc.	51,447	2,811
*	Rogers Corp.	21,512	2,768
*	Box Inc.	143,626	2,699
*	CommVault Systems Inc.	45,670	2,692
*	II-VI Inc.	71,883	2,690
*	Viavi Solutions Inc.	264,043	2,677
*	Ellie Mae Inc.	39,740	2,673
*	Cirrus Logic Inc.	71,353	2,671
*	Bottomline Technologies DE Inc.	46,591	2,566
*	Novanta Inc.	38,107	2,474
	Brooks Automation Inc.	80,461	2,443
*	NetScout Systems Inc.	90,416	2,421
*	Q2 Holdings Inc.	42,634	2,315
*	Plexus Corp.	37,321	2,278
*	Cargurus Inc.	58,186	2,264
*	Imperva Inc.	40,483	2,247
*	Fabrinet	42,050	2,217
*	Anixter International Inc.	34,272	2,192
*	Sanmina Corp.	78,918	2,134
	Power Integrations Inc.	33,444	2,119
*	Evolent Health Inc. Class A	79,340	2,039
*,^	Alteryx Inc. Class A	33,853	2,037
*,^	Inphi Corp.	50,861	2,029
*	NETGEAR Inc.	36,411	2,017
*	Varonis Systems Inc.	32,889	1,905
*	Avaya Holdings Corp.	121,857	1,897
	Progress Software Corp.	52,657	1,851
*	Insight Enterprises Inc.	40,879	1,822
*	Alarm.com Holdings Inc.	35,683	1,814
*	Blackline Inc.	41,564	1,782
	Plantronics Inc.	38,631	1,768
	ManTech International Corp.	30,597	1,723
*	Blucora Inc.	55,366	1,714
*	Everbridge Inc.	31,263	1,712
*	SPS Commerce Inc.	19,579	1,669
*,^	GTT Communications Inc.	49,070	1,652
*	Diodes Inc.	46,397	1,616
*	Groupon Inc. Class A	517,778	1,590
*	Synaptics Inc.	41,168	1,583
*	SailPoint Technologies Holding Inc.	60,735	1,581
*,^	3D Systems Corp.	127,086	1,573
*	Oclaro Inc.	194,763	1,572
*	Knowles Corp.	101,125	1,541
*	SendGrid Inc.	33,599	1,532
*	Apptio Inc. Class A	39,906	1,523
*,^	Ambarella Inc.	37,515	1,500
*	MaxLinear Inc.	72,955	1,488

*	Cloudera Inc.	119,624	1,476
*	Virtusa Corp.	33,047	1,465
*	MicroStrategy Inc. Class A	11,047	1,432
*	FormFactor Inc.	86,520	1,427
*	MINDBODY Inc. Class A	50,430	1,400
	TiVo Corp.	139,571	1,382
*	Rapid7 Inc.	43,321	1,378
*	Vocera Communications Inc.	34,426	1,368
*	Acacia Communications Inc.	31,857	1,366
*	Yext Inc.	93,936	1,364
	CSG Systems International Inc.	38,596	1,354
	KEMET Corp.	65,698	1,346
	Ebix Inc.	27,969	1,321
*	Hortonworks Inc.	81,699	1,315
*	Benefitfocus Inc.	26,077	1,306
	Benchmark Electronics Inc.	54,766	1,306
*	TTM Technologies Inc.	109,414	1,301
*	ePlus Inc.	15,553	1,271
*	LivePerson Inc.	67,104	1,266
	Methode Electronics Inc.	41,742	1,265
*	Stratasys Ltd.	58,709	1,256
*	Workiva Inc.	33,256	1,244
*	Cray Inc.	46,871	1,228
*	PROS Holdings Inc.	36,293	1,168
*	Altair Engineering Inc. Class A	35,051	1,133
*	TrueCar Inc.	107,091	1,115
*	ScanSource Inc.	29,211	1,111
	CTS Corp.	38,179	1,108
*	Electro Scientific Industries Inc.	37,633	1,106
	Maxar Technologies Ltd.	66,074	1,094
*	Rambus Inc.	123,650	1,078
*	Appfolio Inc.	17,591	1,078
*,^	Inovalon Holdings Inc. Class A	80,493	1,071
*	Carbonite Inc.	36,613	1,037
*	Perficient Inc.	39,558	1,001
	NIC Inc.	74,639	970
*	Glu Mobile Inc.	129,714	961
*	ForeScout Technologies Inc.	35,083	953
*	MACOM Technology Solutions Holdings Inc.	52,716	937
	AVX Corp.	54,658	901
	Cohu Inc.	45,540	893
*	Extreme Networks Inc.	134,833	887
*	Nanometrics Inc.	26,248	843
	Monotype Imaging Holdings Inc.	48,058	829
*	Amkor Technology Inc.	118,909	815
	Xperi Corp.	57,319	808
*	Lattice Semiconductor Corp.	135,171	792
*	Unisys Corp.	58,531	791
*	Cision Ltd.	62,613	784
*	Photronics Inc.	79,844	774
*	Rudolph Technologies Inc.	36,123	767
*	Axcelis Technologies Inc.	38,358	764
*	Infinera Corp.	173,653	748
*	CalAmp Corp.	39,563	700
	ADTRAN Inc.	55,662	693
*	CEVA Inc.	26,110	679
	Comtech Telecommunications Corp.	26,545	678

*	Endurance International Group Holdings Inc.	81,047	673
*,^	Tucows Inc. Class A	11,054	642
*	Zscaler Inc.	16,135	633
*	Loral Space & Communications Inc.	14,856	632
*	OneSpan Inc.	36,527	620
*	Quantenna Communications Inc.	39,280	588
*	PlayAGS Inc.	25,822	580
*	KeyW Holding Corp.	55,927	546
*	Harmonic Inc.	96,225	541
	NVE Corp.	5,517	527
*	Kimball Electronics Inc.	29,583	522
	Presidio Inc.	36,709	517
*	Upland Software Inc.	18,138	509
	QAD Inc. Class A	11,823	502
*,^	Ichor Holdings Ltd.	27,546	501
*	Calix Inc.	51,184	494
*	Veeco Instruments Inc.	56,225	493
*	Casa Systems Inc.	31,362	488
*	pdvWireless Inc.	10,912	474
*,^	Applied Optoelectronics Inc.	22,002	453
*	Tenable Holdings Inc.	14,871	424
*	Ultra Clean Holdings Inc.	44,512	418
*	Limelight Networks Inc.	126,671	417
	PC Connection Inc.	13,277	416
*	Model N Inc.	29,925	411
*	MobileIron Inc.	84,310	410
*	Zix Corp.	60,563	403
*,^	Impinj Inc.	18,682	397
*	SMART Global Holdings Inc.	11,525	395
	Park Electrochemical Corp.	22,143	394
*	Digi International Inc.	31,530	373
	Daktronics Inc.	41,578	372
*	A10 Networks Inc.	58,099	366
*	Mitek Systems Inc.	37,773	361
	American Software Inc.	33,461	348
*	TechTarget Inc.	23,355	336
*	USA Technologies Inc.	66,128	329
*	Ribbon Communications Inc.	61,154	327
*	Meet Group Inc.	81,003	326
*	ChannelAdvisor Corp.	30,010	323
*,^	Avalara Inc.	9,999	320
*	ShotSpotter Inc.	8,379	319
*	Ooma Inc.	21,272	318
*	NeoPhotonics Corp.	40,008	308
*	PDF Solutions Inc.	32,329	299
*	Immersion Corp.	31,317	297
*	Agilysys Inc.	17,866	295
*	Brightcove Inc.	40,374	290
^	Diebold Nixdorf Inc.	88,262	289
	Simulations Plus Inc.	13,276	263
*	Digimarc Corp.	13,036	262
	Bel Fuse Inc. Class B	11,646	262
*	PAR Technology Corp.	13,174	262
*	Alpha & Omega Semiconductor Ltd.	22,696	250
*	AXT Inc.	43,873	242
*,^	Aquantia Corp.	24,559	239
*	Amber Road Inc.	26,919	235

*	KVH Industries Inc.	18,670	210
*	Avid Technology Inc.	30,876	199
*,^	VirnetX Holding Corp.	62,547	198
*	SecureWorks Corp. Class A	10,171	183
*	Acacia Research Corp.	56,852	181
*	Carbon Black Inc.	9,964	162
*	Clearfield Inc.	12,926	160
*,^	Domo Inc.	9,908	158
*	Adesto Technologies Corp.	29,779	158
*	Sparton Corp.	10,934	157
*,^	nLight Inc.	8,128	155
*	eGain Corp.	20,576	153
*	Telenav Inc.	36,370	152
*	Leaf Group Ltd.	18,494	151
*	Telaria Inc.	49,521	149
*,^	Turtle Beach Corp.	8,974	145
*	Aerohive Networks Inc.	38,771	142
*	Internap Corp.	23,188	138
*	Iteris Inc.	29,590	135
*	Park City Group Inc.	15,180	123
*	Kopin Corp.	73,189	122
*	ACM Research Inc. Class A	9,179	102
*	DASAN Zhone Solutions Inc.	6,593	86
*	Asure Software Inc.	14,467	82
*,^	Veritone Inc.	9,536	56
*	Rimini Street Inc.	10,636	55
*	Travelzoo	5,365	48
*	Majesco	5,948	43
*	Remark Holdings Inc.	31,022	41
			300,925
Utilities (4.6%)
	IDACORP Inc.	58,699	5,767
	ONE Gas Inc.	60,680	5,163
	Portland General Electric Co.	104,163	5,015
	New Jersey Resources Corp.	101,265	4,914
	ALLETE Inc.	59,874	4,873
	Spire Inc.	57,274	4,519
	Southwest Gas Holdings Inc.	57,000	4,490
	Black Hills Corp.	62,284	4,124
	j2 Global Inc.	54,434	4,018
	PNM Resources Inc.	92,628	4,003
	Avista Corp.	76,124	3,960
	NorthWestern Corp.	58,833	3,763
	South Jersey Industries Inc.	99,471	3,103
	American States Water Co.	42,495	2,851
*	Vonage Holdings Corp.	256,350	2,715
	Shenandoah Telecommunications Co.	54,134	2,705
	MGE Energy Inc.	40,586	2,682
*	Iridium Communications Inc.	111,409	2,660
	El Paso Electric Co.	47,050	2,604
	Ormat Technologies Inc.	46,285	2,596
	California Water Service Group	55,818	2,552
	Cogent Communications Holdings Inc.	48,587	2,356
	Otter Tail Corp.	45,849	2,243
	Northwest Natural Holding Co.	33,286	2,208
*	8x8 Inc.	108,383	2,136
	Pattern Energy Group Inc. Class A	93,784	1,940

*	Intelsat SA	77,843	1,936
Chesapeake Utilities Corp.	18,293	1,574
Clearway Energy Inc.	78,840	1,440
SJW Group	24,917	1,396
*	Boingo Wireless Inc.	47,852	1,198
Consolidated Communications Holdings Inc.	81,089	1,116
ATN International Inc.	12,095	1,023
Connecticut Water Service Inc.	14,054	978
Middlesex Water Co.	18,542	961
Unitil Corp.	17,064	865
*	ORBCOMM Inc.	84,388	800
Clearway Energy Inc. Class A	42,090	759
*	Cincinnati Bell Inc.	52,978	658
*,^	NII Holdings Inc.	103,018	557
York Water Co.	15,127	501
^	Frontier Communications Corp.	120,376	430
Artesian Resources Corp. Class A	9,081	330
Spok Holdings Inc.	21,626	315
*,^	Gogo Inc.	66,962	283
*	Atlantic Power Corp.	126,296	277
*	AquaVenture Holdings Ltd.	12,787	240
RGC Resources Inc.	8,539	236
Consolidated Water Co. Ltd.	17,331	215
*	Pure Cycle Corp.	19,688	207
*,^	Windstream Holdings Inc.	47,491	143
Spark Energy Inc. Class A	13,591	124
Global Water Resources Inc.	12,115	123
*,^	Fusion Connect Inc.	23,623	53
108,698
Total Common Stocks (Cost $2,271,373)	2,364,179
Coupon
Temporary Cash Investments (1.9%)1
Money Market Fund (1.9%)
3,4	Vanguard Market Liquidity Fund	2.407%	447,968	44,797
Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.479%	5/9/19	400	396
Total Temporary Cash Investments (Cost $45,190)	45,193
Total Investments (101.8%) (Cost $2,316,563)	2,409,372
Other Assets and Liabilities-Net (-1.8%)[4]	(43,187)
Net Assets (100%)	2,366,185

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,677,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.7%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $45,190,000 of collateral received for securities on loan, of which 44,132,000 is held in Vanguard Market Liquidity Fund and 1,058,000 is held in cash.

5	Securities with a value of $396,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	December 2018	51	3,913	50

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Russell 2000 Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	2,363,682	2	495
Temporary Cash Investments	44,797	396	—
Futures Contracts—Assets[1]	9	—	—
Total	2,408,488	398	495
1 Represents variation margin on the last day of the reporting period.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (12.2%)
*	Helen of Troy Ltd.	8,424	1,205
*	Adtalem Global Education Inc.	20,829	1,203
	Aaron’s Inc.	24,180	1,132
	Signet Jewelers Ltd.	20,541	1,082
	TEGNA Inc.	76,285	1,014
	Meredith Corp.	14,021	803
*	Liberty Latin America Ltd.	39,268	726
*	Liberty Expedia Holdings Inc. Class A	17,089	716
*	Murphy USA Inc.	8,774	711
	Jack in the Box Inc.	7,998	709
*	TRI Pointe Group Inc.	51,773	646
*	Cars.com Inc.	24,846	643
	Tupperware Brands Corp.	16,889	641
	DSW Inc. Class A	23,092	641
*	Sally Beauty Holdings Inc.	29,660	626
*	Taylor Morrison Home Corp. Class A	36,299	614
	Office Depot Inc.	185,813	600
	Cooper Tire & Rubber Co.	17,013	582
	Bed Bath & Beyond Inc.	45,009	580
*	Gentherm Inc.	12,394	575
*	Penn National Gaming Inc.	25,181	557
*	MSG Networks Inc.	19,816	531
	Travelport Worldwide Ltd.	34,050	520
*	Gray Television Inc.	26,766	495
*	Belmond Ltd. Class A	26,262	478
	KB Home	22,637	478
	Abercrombie & Fitch Co.	22,843	478
	Scholastic Corp.	10,263	474
*	American Axle & Manufacturing Holdings Inc.	37,652	469
*	Meritage Homes Corp.	12,240	468
	Guess? Inc.	19,369	461
	GameStop Corp. Class A	33,600	459
	Big Lots Inc.	10,304	449
	MDC Holdings Inc.	15,184	447
	Matthews International Corp. Class A	10,546	444
*	Cooper-Standard Holdings Inc.	5,925	433
	Caleres Inc.	14,296	432
*	G-III Apparel Group Ltd.	10,491	420
*	Laureate Education Inc. Class A	27,944	412
	Sinclair Broadcast Group Inc. Class A	12,805	403
	Gannett Co. Inc.	38,043	394
	Standard Motor Products Inc.	7,173	378
	Group 1 Automotive Inc.	6,425	361
	International Speedway Corp. Class A	8,220	348
*	Hertz Global Holdings Inc.	18,575	348
*	Houghton Mifflin Harcourt Co.	31,894	317
*,^	Fitbit Inc. Class A	55,785	307
*	K12 Inc.	12,537	299
	Entercom Communications Corp. Class A	43,263	282

	Marcus Corp.	6,518	277
	Dillard’s Inc. Class A	3,936	273
	EW Scripps Co. Class A	15,474	273
*	Genesco Inc.	6,480	271
	La-Z-Boy Inc.	9,112	266
	New Media Investment Group Inc.	20,087	265
	Acushnet Holdings Corp.	11,542	264
*	Liberty Latin America Ltd. Class A	13,616	248
	Lithia Motors Inc. Class A	2,991	248
	AMC Entertainment Holdings Inc. Class A	17,555	240
*	BJ’s Wholesale Club Holdings Inc.	10,079	235
	Chico’s FAS Inc.	43,147	233
	Sonic Corp.	5,310	231
*	Fossil Group Inc.	11,802	228
	New York Times Co. Class A	8,369	225
*	Regis Corp.	12,077	221
*	Vista Outdoor Inc.	19,327	220
*	American Outdoor Brands Corp.	17,955	219
*	Rent-A-Center Inc.	14,894	219
*	Party City Holdco Inc.	18,120	217
	Dine Brands Global Inc.	2,291	204
	Papa John’s International Inc.	4,106	197
	National Presto Industries Inc.	1,514	195
	Movado Group Inc.	5,039	190
*	M/I Homes Inc.	7,833	184
	Brinker International Inc.	3,584	183
	Tower International Inc.	6,506	183
	Callaway Golf Co.	10,603	182
	National CineMedia Inc.	25,849	179
*	Ascena Retail Group Inc.	58,567	177
	Marriott Vacations Worldwide Corp.	2,176	177
*	Century Communities Inc.	7,985	164
	Ethan Allen Interiors Inc.	7,804	162
*	American Public Education Inc.	4,964	157
*	Express Inc.	24,735	154
*	Red Robin Gourmet Burgers Inc.	4,382	152
*	Universal Electronics Inc.	4,389	151
*,^	JC Penney Co. Inc.	105,620	151
	Buckle Inc.	7,753	148
	Barnes & Noble Inc.	19,550	148
	American Eagle Outfitters Inc.	7,039	147
	Viad Corp.	2,719	137
	Shoe Carnival Inc.	3,606	137
	Haverty Furniture Cos. Inc.	6,422	132
	Sonic Automotive Inc. Class A	8,097	128
*	Beazer Homes USA Inc.	10,305	116
*	Motorcar Parts of America Inc.	6,435	115
	Cato Corp. Class A	7,579	114
*	Del Taco Restaurants Inc.	10,186	109
*	El Pollo Loco Holdings Inc.	7,030	107
*	William Lyon Homes Class A	8,600	107
*	America’s Car-Mart Inc.	1,403	104
	Tenneco Inc. Class A	3,069	104
*	Central Garden & Pet Co. Class A	3,234	101
	Emerald Expositions Events Inc.	8,431	99
*	Hibbett Sports Inc.	6,220	96
*	Rosetta Stone Inc.	5,654	94

*	Conn’s Inc.	3,314	92
*	Bojangles’ Inc.	5,708	92
*,^	Daily Journal Corp.	388	92
*	Barnes & Noble Education Inc.	13,513	90
	Citi Trends Inc.	4,388	90
*	Reading International Inc. Class A	5,817	89
*	WideOpenWest Inc.	9,466	88
*	Zumiez Inc.	4,444	88
*	Habit Restaurants Inc. Class A	7,000	87
*	Denny’s Corp.	5,080	84
*	Vera Bradley Inc.	7,236	80
*	Lands’ End Inc.	3,725	79
*	1-800-Flowers.com Inc. Class A	6,239	78
	Clarus Corp.	6,493	73
*	Del Frisco’s Restaurant Group Inc.	10,644	73
*	MarineMax Inc.	3,433	73
	Bassett Furniture Industries Inc.	3,348	70
	Speedway Motorsports Inc.	4,040	70
	Hooker Furniture Corp.	2,230	67
*	Green Brick Partners Inc.	8,033	67
*	Century Casinos Inc.	8,859	66
	Flexsteel Industries Inc.	2,556	63
	Clear Channel Outdoor Holdings Inc. Class A	12,158	62
	Weyco Group Inc.	1,860	62
	Superior Industries International Inc.	8,338	61
	Boyd Gaming Corp.	2,432	60
*	Cambium Learning Group Inc.	4,076	59
	Rocky Brands Inc.	2,238	58
	Carriage Services Inc. Class A	3,389	58
	Entravision Communications Corp. Class A	17,215	56
*	Eros International plc	5,894	54
	Wingstop Inc.	789	52
	Dana Inc.	3,518	51
	Saga Communications Inc. Class A	1,365	51
	Lifetime Brands Inc.	3,954	47
*	Red Lion Hotels Corp.	5,209	47
*	J Alexander’s Holdings Inc.	4,595	47
	Johnson Outdoors Inc. Class A	655	47
	Tilly’s Inc. Class A	4,010	46
	Escalade Inc.	3,876	46
*	Biglari Holdings Inc. Class B	319	46
*	Kirkland’s Inc.	3,804	41
*	Boston Omaha Corp. Class A	1,654	41
*	Fluent Inc.	11,240	40
*	Hovnanian Enterprises Inc. Class A	31,152	40
*	J. Jill Inc.	6,228	38
*	Hemisphere Media Group Inc. Class A	2,740	38
	Pier 1 Imports Inc.	25,968	37
	Tile Shop Holdings Inc.	6,279	37
*	Weight Watchers International Inc.	720	36
*	Town Sports International Holdings Inc.	4,917	35
*,^	Sonos Inc.	2,595	32
*	Central Garden & Pet Co.	937	32
*	New Home Co. Inc.	4,241	31
*	Container Store Group Inc.	5,641	31
*	Fiesta Restaurant Group Inc.	1,610	30
*	Monarch Casino & Resort Inc.	754	30

	Inter Parfums Inc.	486	30
	Big 5 Sporting Goods Corp.	7,592	28
*	Stoneridge Inc.	963	26
*	Biglari Holdings Inc.	34	24
*	Chuy’s Holdings Inc.	1,096	23
*	Francesca’s Holdings Corp.	11,421	23
*	Lumber Liquidators Holdings Inc.	1,607	20
	RCI Hospitality Holdings Inc.	745	19
*	Carrols Restaurant Group Inc.	1,614	18
*	Gaia Inc. Class A	1,347	18
*	RTW RetailWinds Inc.	4,854	16
	Beasley Broadcast Group Inc. Class A	2,055	11
	Hamilton Beach Brands Holding Co. Class A	457	10
*	Lovesac Co.	567	10
*	Revlon Inc. Class A	359	9
*	Drive Shack Inc.	1,722	8
*	Nautilus Inc.	588	8
*	Empire Resorts Inc.	597	7
*	Vuzix Corp.	762	4
			41,691

Consumer Staples (2.3%)
	Sanderson Farms Inc.	7,060	799
*	Edgewell Personal Care Co.	18,138	758
	B&G Foods Inc.	19,682	597
	Universal Corp.	8,334	528
*	Simply Good Foods Co.	20,315	413
*	Rite Aid Corp.	355,409	395
*	Hostess Brands Inc. Class A	33,333	388
	Core-Mark Holding Co. Inc.	14,049	369
*	United Natural Foods Inc.	16,906	365
	Fresh Del Monte Produce Inc.	10,292	346
	Lancaster Colony Corp.	1,747	315
	Andersons Inc.	9,053	299
	Cal-Maine Foods Inc.	6,320	295
	Vector Group Ltd.	19,092	241
	SpartanNash Co.	11,922	224
	Weis Markets Inc.	3,823	175
	Tootsie Roll Industries Inc.	4,554	159
	Dean Foods Co.	29,922	151
	Ingles Markets Inc. Class A	4,563	133
*	Farmer Brothers Co.	3,337	81
	Limoneira Co.	3,340	81
*,^	Cadiz Inc.	7,106	77
*	Seneca Foods Corp. Class A	2,279	76
*	GNC Holdings Inc. Class A	26,581	76
	Village Super Market Inc. Class A	2,526	69
*	Diplomat Pharmacy Inc.	3,966	61
*	Natural Grocers by Vitamin Cottage Inc.	2,959	56
*	Smart & Final Stores Inc.	8,175	52
*,^	Pyxus International Inc.	2,824	40
	MGP Ingredients Inc.	558	38
	Alico Inc.	898	30
*	Nature’s Sunshine Products Inc.	2,792	26
	Natural Health Trends Corp.	3	—
			7,713

Energy (6.0%)
*	Southwestern Energy Co.	198,667	958
	Golar LNG Ltd.	31,748	846
	Peabody Energy Corp.	26,243	817
*	PDC Energy Inc.	22,192	753
*	Callon Petroleum Co.	76,626	655
*	Oasis Petroleum Inc.	90,124	643
*	Rowan Cos. plc Class A	42,604	590
	World Fuel Services Corp.	22,352	576
*	Oceaneering International Inc.	33,216	558
	McDermott International Inc.	60,464	527
*	Ocean Rig UDW Inc.	18,249	506
*	Gulfport Energy Corp.	58,668	500
*	Dril-Quip Inc.	12,648	497
	Arch Coal Inc. Class A	6,090	495
*	NOW Inc.	36,104	487
*	Sunrun Inc.	32,343	474
*	Oil States International Inc.	20,198	453
	Archrock Inc.	42,486	433
	SemGroup Corp. Class A	26,327	427
*	Helix Energy Solutions Group Inc.	47,056	386
*	C&J Energy Services Inc.	21,390	367
*	Unit Corp.	17,587	366
*	California Resources Corp.	15,080	361
	Warrior Met Coal Inc.	14,503	344
*	Noble Corp. plc	82,091	342
*	Renewable Energy Group Inc.	11,517	310
*	Superior Energy Services Inc.	52,145	284
*	Diamond Offshore Drilling Inc.	21,545	271
*	Resolute Energy Corp.	6,919	246
*	Exterran Corp.	10,627	239
	TerraForm Power Inc. Class A	20,118	231
*	Newpark Resources Inc.	29,363	226
*	Forum Energy Technologies Inc.	33,010	221
	Green Plains Inc.	13,207	215
*	SunCoke Energy Inc.	21,756	212
*	Par Pacific Holdings Inc.	11,939	202
*	CONSOL Energy Inc.	5,443	187
*	Denbury Resources Inc.	82,012	185
*	Matrix Service Co.	8,880	182
*	W&T Offshore Inc.	31,223	181
*	Frank’s International NV	24,621	181
*	Bonanza Creek Energy Inc.	6,179	164
*	Laredo Petroleum Inc.	36,965	162
*,^	Enphase Energy Inc.	28,467	154
*	Nine Energy Service Inc.	5,154	145
*	FTS International Inc.	14,599	144
*	KLX Energy Services Holdings Inc.	6,903	139
*	REX American Resources Corp.	1,931	134
*	Talos Energy Inc.	6,607	128
*	Halcon Resources Corp.	44,823	126
*	Northern Oil and Gas Inc.	47,845	122
*	HighPoint Resources Corp.	36,624	119
*	Matador Resources Co.	5,073	116
*	Select Energy Services Inc. Class A	11,890	115
*	Clean Energy Fuels Corp.	46,912	105
*	SandRidge Energy Inc.	10,051	99

*	Ameresco Inc. Class A	6,201	97
*	SEACOR Marine Holdings Inc.	5,302	95
*,^	SunPower Corp. Class A	13,292	91
*	Natural Gas Services Group Inc.	4,326	85
*	RigNet Inc.	4,553	83
	Delek US Holdings Inc.	2,058	82
*	Ultra Petroleum Corp.	56,532	72
*	Era Group Inc.	6,613	67
*	Trecora Resources	7,152	67
*	Pioneer Energy Services Corp.	24,604	62
*	SilverBow Resources Inc.	2,185	53
*	Alta Mesa Resources Inc. Class A	32,682	50
*	Goodrich Petroleum Corp.	3,409	49
*	Infrastructure and Energy Alternatives Inc.	5,609	49
*	TETRA Technologies Inc.	19,785	46
*	Vivint Solar Inc.	8,361	46
	Panhandle Oil and Gas Inc. Class A	2,747	45
*	Earthstone Energy Inc. Class A	6,189	43
*	Basic Energy Services Inc.	6,191	39
*	Midstates Petroleum Co. Inc.	4,341	36
	Berry Petroleum Corp.	2,637	33
	Hallador Energy Co.	5,447	31
*	CARBO Ceramics Inc.	6,674	31
*	Dawson Geophysical Co.	7,786	29
	Adams Resources & Energy Inc.	693	28
*	Smart Sand Inc.	8,327	27
*	Flotek Industries Inc.	18,053	25
*	Independence Contract Drilling Inc.	7,041	24
*	NCS Multistage Holdings Inc.	3,205	23
*	Cloud Peak Energy Inc.	26,582	22
*,^	FuelCell Energy Inc.	31,499	22
*	Eclipse Resources Corp.	19,231	22
*	Isramco Inc.	170	21
*	Approach Resources Inc.	14,773	20
*	EP Energy Corp. Class A	15,903	17
*	WildHorse Resource Development Corp.	919	17
*	Quintana Energy Services Inc.	2,075	12
*	Keane Group Inc.	999	11
	CVR Energy Inc.	284	11
*	Ring Energy Inc.	634	4
*	Nuverra Environmental Solutions Inc.	444	4
*	Abraxas Petroleum Corp.	2,178	4
*	Ramaco Resources Inc.	104	1
	Nordic American Offshore Ltd.	72	—
*	Pacific Ethanol Inc.	1	—
*	Jones Energy Inc. Class A	1	—
*	Contango Oil & Gas Co.		—
			20,602

Financial Services (40.9%)
*	MGIC Investment Corp.	124,507	1,458
	IBERIABANK Corp.	19,012	1,421
	Radian Group Inc.	74,269	1,367
	Blackstone Mortgage Trust Inc. Class A	37,878	1,330
	Healthcare Realty Trust Inc.	42,597	1,321
	Selective Insurance Group Inc.	19,827	1,316
	United Bankshares Inc.	34,534	1,249
	Cousins Properties Inc.	144,404	1,220

	RLJ Lodging Trust	59,776	1,216
	LaSalle Hotel Properties	37,464	1,201
	MB Financial Inc.	26,179	1,201
	Valley National Bancorp	110,931	1,200
	Sunstone Hotel Investors Inc.	78,429	1,197
	Sabra Health Care REIT Inc.	61,792	1,192
	Hancock Whitney Corp.	29,464	1,185
	Glacier Bancorp Inc.	24,790	1,171
	Chemical Financial Corp.	24,558	1,159
	Stifel Financial Corp.	23,380	1,129
	Physicians Realty Trust	63,227	1,126
	Community Bank System Inc.	16,952	1,113
	First Industrial Realty Trust Inc.	33,066	1,060
	UMB Financial Corp.	15,608	1,056
	Cathay General Bancorp	26,606	1,053
	American Equity Investment Life Holding Co.	30,797	1,051
	Investors Bancorp Inc.	84,837	1,042
	CNO Financial Group Inc.	56,883	1,041
	Fulton Financial Corp.	59,520	1,036
	Columbia Banking System Inc.	25,255	1,027
	Rexford Industrial Realty Inc.	31,227	1,019
	BancorpSouth Bank	32,488	1,000
	Old National Bancorp	52,397	981
	STAG Industrial Inc.	36,150	968
	First Financial Bancorp	32,991	921
	South State Corp.	12,627	916
	CoreCivic Inc.	41,015	900
	CVB Financial Corp.	38,616	897
	Simmons First National Corp. Class A	30,495	897
^	Pebblebrook Hotel Trust	25,323	884
	First Midwest Bancorp Inc.	35,768	844
	Washington Federal Inc.	29,192	841
	PotlatchDeltic Corp.	22,270	826
^	Piedmont Office Realty Trust Inc. Class A	44,263	820
	Union Bankshares Corp.	23,153	820
	Home BancShares Inc.	41,487	814
	Acadia Realty Trust	28,108	806
	ProAssurance Corp.	18,395	804
*	Genworth Financial Inc. Class A	170,164	793
	Xenia Hotels & Resorts Inc.	39,000	792
	Apollo Commercial Real Estate Finance Inc.	41,515	786
	Argo Group International Holdings Ltd.	11,192	776
	CenterState Bank Corp.	30,889	773
	WesBanco Inc.	17,573	764
	DiamondRock Hospitality Co.	71,921	758
	Trustmark Corp.	23,363	756
	Terreno Realty Corp.	19,290	753
	Great Western Bancorp Inc.	19,992	746
	GEO Group Inc.	32,036	745
	International Bancshares Corp.	19,187	737
	Washington REIT	26,445	713
*	Enstar Group Ltd.	4,045	713
	First Merchants Corp.	16,597	698
	Mack-Cali Realty Corp.	31,667	686
	First BanCorp	74,888	678
	Retail Opportunity Investments Corp.	37,248	674
	Hope Bancorp Inc.	44,284	673

	Independent Bank Corp.	8,209	660
	Towne Bank	22,810	653
	Banner Corp.	10,754	645
*	Essent Group Ltd.	16,518	637
	Lexington Realty Trust	72,396	636
	Capitol Federal Financial Inc.	44,752	628
	United Community Banks Inc.	23,835	616
	LTC Properties Inc.	13,229	614
	Urban Edge Properties	30,718	613
	National Health Investors Inc.	7,812	609
	Agree Realty Corp.	10,144	604
	Select Income REIT	31,232	603
	Renasant Corp.	16,275	595
	Invesco Mortgage Capital Inc.	38,046	594
	Chesapeake Lodging Trust	19,937	590
	Horace Mann Educators Corp.	14,412	581
	Northwest Bancshares Inc.	32,375	580
	Kemper Corp.	7,472	569
	NBT Bancorp Inc.	14,502	565
	Westamerica Bancorporation	8,692	549
	CareTrust REIT Inc.	27,112	543
	Provident Financial Services Inc.	21,126	543
	American Assets Trust Inc.	13,015	542
	Heartland Financial USA Inc.	9,862	539
	Waddell & Reed Financial Inc. Class A	25,938	528
	Ladder Capital Corp. Class A	29,120	514
	S&T Bancorp Inc.	11,767	497
	Global Net Lease Inc.	24,157	488
	Employers Holdings Inc.	10,846	488
	Redwood Trust Inc.	28,991	484
	First Interstate BancSystem Inc. Class A	11,138	484
	National Storage Affiliates Trust	17,242	482
*	Alexander & Baldwin Inc.	22,997	477
	Colony Credit Real Estate Inc.	28,034	476
	First Commonwealth Financial Corp.	33,824	472
	Hilltop Holdings Inc.	24,035	470
	Berkshire Hills Bancorp Inc.	13,750	470
	Kite Realty Group Trust	27,875	460
*	PRA Group Inc.	14,891	454
	Park National Corp.	4,717	451
	Navigators Group Inc.	6,247	434
	Safety Insurance Group Inc.	4,933	433
	Heritage Financial Corp.	12,364	432
	First Busey Corp.	15,001	430
	PennyMac Mortgage Investment Trust	20,326	428
	Sandy Spring Bancorp Inc.	11,736	423
	OceanFirst Financial Corp.	16,274	419
	AMERISAFE Inc.	6,479	418
	Brookline Bancorp Inc.	26,840	415
^	Seritage Growth Properties Class A	10,855	412
	Tier REIT Inc.	17,176	404
*	Cannae Holdings Inc.	23,170	404
	Kennedy-Wilson Holdings Inc.	20,580	403
	First Bancorp	9,889	396
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	17,211	393
	Washington Prime Group Inc.	62,837	393
	Summit Hotel Properties Inc.	34,888	389

	Tompkins Financial Corp.	4,748	388
	Southside Bancshares Inc.	11,232	383
	Walker & Dunlop Inc.	8,053	380
*	FGL Holdings	47,086	377
*	RPT Realty	26,381	377
	QTS Realty Trust Inc. Class A	9,227	375
	LegacyTexas Financial Group Inc.	9,619	373
*	Seacoast Banking Corp. of Florida	12,577	365
*	LendingClub Corp.	106,110	364
	City Holding Co.	4,689	360
	Getty Realty Corp.	11,637	356
	Boston Private Financial Holdings Inc.	27,976	355
	Beneficial Bancorp Inc.	22,671	351
	United Fire Group Inc.	6,386	344
	Nelnet Inc. Class A	6,282	342
	InfraREIT Inc.	14,929	342
	Piper Jaffray Cos.	4,642	331
	Cadence BanCorp Class A	16,046	329
*	Flagstar Bancorp Inc.	10,021	325
	WSFS Financial Corp.	7,603	320
	Stewart Information Services Corp.	7,467	314
	TriCo Bancshares	8,143	313
*	Pacific Premier Bancorp Inc.	10,135	313
	ARMOUR Residential REIT Inc.	13,988	310
	Monmouth Real Estate Investment Corp.	21,961	306
	Chatham Lodging Trust	15,079	301
	Independent Bank Group Inc.	5,252	301
	PS Business Parks Inc.	2,124	300
	New York Mortgage Trust Inc.	47,531	295
	Kearny Financial Corp.	22,233	294
	Independence Realty Trust Inc.	29,093	294
^	Government Properties Income Trust	33,163	292
	Investment Technology Group Inc.	9,507	286
	Easterly Government Properties Inc.	15,641	285
	TrustCo Bank Corp. NY	36,029	284
	Bryn Mawr Bank Corp.	7,182	282
	United Financial Bancorp Inc.	16,920	277
*	Third Point Reinsurance Ltd.	26,631	275
	Franklin Street Properties Corp.	35,246	271
	Univest Corp. of Pennsylvania	10,428	266
	OFG Bancorp	14,507	264
*	Columbia Financial Inc.	16,622	262
	Arbor Realty Trust Inc.	22,095	262
	BancFirst Corp.	4,683	261
	1st Source Corp.	5,359	259
	Central Pacific Financial Corp.	8,964	251
	Lakeland Bancorp Inc.	15,193	251
	Banc of California Inc.	14,563	250
	NorthStar Realty Europe Corp.	15,271	250
*	MBIA Inc.	26,652	248
*	Ambac Financial Group Inc.	14,146	247
*	Encore Capital Group Inc.	8,801	246
*	eHealth Inc.	6,331	244
	National Western Life Group Inc. Class A	780	240
	Capstead Mortgage Corp.	30,791	238
	iStar Inc.	22,256	238
	National Bank Holdings Corp. Class A	6,332	236

	Community Trust Bancorp Inc.	5,082	235
	TPG RE Finance Trust Inc.	11,866	234
	Federated Investors Inc. Class B	8,804	233
	Hersha Hospitality Trust Class A	12,178	233
	FBL Financial Group Inc. Class A	3,305	232
*	World Acceptance Corp.	2,091	228
	Granite Point Mortgage Trust Inc.	11,700	222
	Enterprise Financial Services Corp.	4,939	221
	Meridian Bancorp Inc.	13,383	219
	Hanmi Financial Corp.	9,741	219
*	HomeStreet Inc.	8,172	218
	Bank of Marin Bancorp	5,083	217
	Horizon Bancorp Inc.	12,399	216
	National General Holdings Corp.	8,082	215
	Investors Real Estate Trust	40,246	215
	CBTX Inc.	6,110	211
	Flushing Financial Corp.	8,996	210
	Northfield Bancorp Inc.	14,879	210
	Camden National Corp.	5,049	209
*	St. Joe Co.	13,867	208
	Great Southern Bancorp Inc.	3,799	206
	Oritani Financial Corp.	13,152	205
	Peoples Bancorp Inc.	5,797	202
	Preferred Apartment Communities Inc. Class A	13,500	202
*	INTL. FCStone Inc.	5,130	200
	Urstadt Biddle Properties Inc. Class A	9,696	200
	Dime Community Bancshares Inc.	10,921	199
	State Auto Financial Corp.	5,640	197
	RE/MAX Holdings Inc. Class A	5,958	196
	Virtus Investment Partners Inc.	2,057	195
	State Bank Financial Corp.	8,098	195
	Four Corners Property Trust Inc.	7,034	195
	CorePoint Lodging Inc.	13,599	191
	First Community Bankshares Inc.	5,489	191
	Washington Trust Bancorp Inc.	3,598	189
	NexPoint Residential Trust Inc.	5,127	187
	First Financial Corp.	4,006	187
	First Defiance Financial Corp.	6,543	184
	Gladstone Commercial Corp.	9,631	184
	Whitestone REIT	13,065	184
	Community Healthcare Trust Inc.	5,709	180
	Banco Latinoamericano de Comercio Exterior SA	10,040	176
	Fidelity Southern Corp.	7,390	175
	Stock Yards Bancorp Inc.	5,580	175
	First of Long Island Corp.	8,047	174
	Armada Hoffler Properties Inc.	11,374	173
	AG Mortgage Investment Trust Inc.	9,479	172
	Peapack Gladstone Financial Corp.	6,010	172
	Mercantile Bank Corp.	5,321	170
	German American Bancorp Inc.	5,346	169
	James River Group Holdings Ltd.	4,426	168
*	Bancorp Inc.	16,528	164
	QCR Holdings Inc.	4,407	162
	Bridge Bancorp Inc.	5,441	161
*	EZCORP Inc. Class A	16,865	161
	United Community Financial Corp.	16,394	157
	Financial Institutions Inc.	5,193	156

*	TriState Capital Holdings Inc.	6,197	156
	RLI Corp.	2,048	155
	First Mid-Illinois Bancshares Inc.	4,120	153
^	CBL & Associates Properties Inc.	57,644	150
	Green Bancorp Inc.	7,362	150
	BBX Capital Corp. Class A	22,227	149
	CorEnergy Infrastructure Trust Inc.	4,084	148
	ConnectOne Bancorp Inc.	7,320	147
	Front Yard Residential Corp.	16,180	146
*	Franklin Financial Network Inc.	4,319	146
	Essential Properties Realty Trust Inc.	10,280	145
	First Bancshares Inc.	4,117	145
	Old Second Bancorp Inc.	9,852	145
	Opus Bank	6,641	143
	Anworth Mortgage Asset Corp.	31,941	143
*	Veritex Holdings Inc.	5,526	142
*	Nicolet Bankshares Inc.	2,727	142
	Sierra Bancorp	4,926	140
^	Industrial Logistics Properties Trust	6,621	140
	Origin Bancorp Inc.	3,731	139
	Arrow Financial Corp.	4,003	139
	Federal Agricultural Mortgage Corp.	2,098	139
	Western Asset Mortgage Capital Corp.	13,710	138
*	PennyMac Financial Services Inc.	6,740	138
	Old Line Bancshares Inc.	4,548	138
	Ashford Hospitality Trust Inc.	27,876	138
	Spirit MTA REIT	14,114	137
	CatchMark Timber Trust Inc. Class A	16,532	137
	One Liberty Properties Inc.	5,187	137
	Republic Bancorp Inc.	3,149	136
	New Senior Investment Group Inc.	25,335	135
*,^	Citizens Inc.	16,982	134
*	National Commerce Corp.	3,232	134
	Waterstone Financial Inc.	7,963	133
	Jernigan Capital Inc.	6,220	133
*	First Foundation Inc.	8,285	133
	Access National Corp.	4,989	132
	Ares Commercial Real Estate Corp.	9,135	130
	HCI Group Inc.	2,400	130
*	Mr Cooper Group Inc.	8,597	130
*	Customers Bancorp Inc.	6,656	130
*	Tejon Ranch Co.	7,125	129
	Bar Harbor Bankshares	5,000	129
	CNB Financial Corp.	4,728	126
	Independent Bank Corp.	5,427	125
*	Allegiance Bancshares Inc.	3,267	124
	Orchid Island Capital Inc.	18,175	123
*	Eagle Bancorp Inc.	2,130	123
	B. Riley Financial Inc.	6,609	120
	Dynex Capital Inc.	19,443	117
	Farmers National Banc Corp.	8,309	116
	Exantas Capital Corp.	10,396	116
*	Cushman & Wakefield plc	6,154	115
*	Byline Bancorp Inc.	5,495	114
	KKR Real Estate Finance Trust Inc.	5,776	113
*	Equity Bancshares Inc. Class A	2,981	113
	Innovative Industrial Properties Inc.	2,220	110

	MidWestOne Financial Group Inc.	3,805	109
	City Office REIT Inc.	9,992	109
	Citizens & Northern Corp.	4,078	109
*	Cowen Inc. Class A	6,785	108
	FB Financial Corp.	2,764	107
	Capital City Bank Group Inc.	3,954	106
	Southern National Bancorp of Virginia Inc.	6,701	106
	HomeTrust Bancshares Inc.	4,014	104
	Cedar Realty Trust Inc.	29,011	104
*	Greenlight Capital Re Ltd. Class A	9,791	104
*	Donnelley Financial Solutions Inc.	6,072	101
	Pennsylvania REIT	12,316	101
	Enterprise Bancorp Inc.	2,943	101
	National Bankshares Inc.	2,317	100
	Lakeland Financial Corp.	2,129	99
	American National Bankshares Inc.	2,705	97
	RBB Bancorp	4,485	97
	EMC Insurance Group Inc.	3,030	97
	Cherry Hill Mortgage Investment Corp.	5,097	97
	Peoples Financial Services Corp.	2,259	96
	PCSB Financial Corp.	4,817	96
	Business First Bancshares Inc.	3,781	96
	Braemar Hotels & Resorts Inc.	10,040	95
*	FRP Holdings Inc.	2,035	95
	Oppenheimer Holdings Inc. Class A	3,334	95
	First Bancorp Inc.	3,330	95
	Home Bancorp Inc.	2,482	94
	Blue Hills Bancorp Inc.	3,970	94
	Heritage Insurance Holdings Inc.	5,802	93
	Midland States Bancorp Inc.	3,538	92
*	Ready Capital Corp.	6,089	91
	Ames National Corp.	3,260	90
	West Bancorporation Inc.	4,364	89
	EVERTEC Inc.	3,261	89
	Merchants Bancorp	3,714	89
	Western New England Bancorp Inc.	8,828	88
*	Ocwen Financial Corp.	40,764	86
	Penns Woods Bancorp Inc.	1,986	86
*	Republic First Bancorp Inc.	11,366	86
	First Internet Bancorp	3,411	85
	Southern Missouri Bancorp Inc.	2,319	84
*	Baycom Corp.	3,547	82
*	Cardtronics plc Class A	2,526	82
	Cambridge Bancorp	937	82
	Global Indemnity Ltd.	2,388	82
	Guaranty Bancshares Inc.	2,675	82
*	Goosehead Insurance Inc. Class A	3,200	81
	Arlington Asset Investment Corp. Class A	9,469	81
	Northrim BanCorp Inc.	2,225	81
*	Metropolitan Bank Holding Corp.	2,251	81
	ACNB Corp.	2,239	81
	Macatawa Bank Corp.	7,933	80
	Central Valley Community Bancorp	3,845	78
*	Focus Financial Partners Inc. Class A	2,518	78
	Gladstone Land Corp.	5,889	78
	MBT Financial Corp.	6,757	77
*	SmartFinancial Inc.	3,725	77

	Century Bancorp Inc.	939	77
	Bluerock Residential Growth REIT Inc. Class A	8,379	76
*	Southern First Bancshares Inc.	2,018	76
	Reliant Bancorp Inc.	3,235	76
	Summit Financial Group Inc.	3,592	76
	Investors Title Co.	403	75
	Live Oak Bancshares Inc.	4,181	75
*	Altisource Portfolio Solutions SA	3,083	73
	Great Ajax Corp.	5,635	73
	MutualFirst Financial Inc.	2,045	72
	Premier Financial Bancorp Inc.	3,885	72
	Codorus Valley Bancorp Inc.	2,985	72
	Territorial Bancorp Inc.	2,553	71
	Shore Bancshares Inc.	4,405	70
	Civista Bancshares Inc.	3,297	70
*	PICO Holdings Inc.	7,201	70
	Farmland Partners Inc.	11,128	69
	First Bank	5,717	68
*	FCB Financial Holdings Inc. Class A	1,724	68
	Carolina Financial Corp.	1,987	68
*	BSB Bancorp Inc.	2,064	68
	MedEquities Realty Trust Inc.	9,901	68
	BankFinancial Corp.	4,510	67
*	NMI Holdings Inc. Class A	3,430	67
	Luther Burbank Corp.	6,405	67
	GAIN Capital Holdings Inc.	8,968	66
	Global Medical REIT Inc.	6,948	66
	Protective Insurance Corp. Class B	3,142	66
	MidSouth Bancorp Inc.	4,908	65
	First Choice Bancorp	2,874	64
	Norwood Financial Corp.	1,807	64
	Evans Bancorp Inc.	1,530	62
	C&F Financial Corp.	1,177	62
	Bank of Commerce Holdings	5,085	62
	SB One Bancorp	2,530	61
	Timberland Bancorp Inc.	2,138	61
	Bank of Princeton	2,053	60
*	Howard Bancorp Inc.	3,719	59
	Independence Holding Co.	1,530	59
*	Forestar Group Inc.	3,656	59
	First Business Financial Services Inc.	2,720	58
*	Community Bankers Trust Corp.	7,043	58
	Prudential Bancorp Inc.	3,252	58
	Amalgamated Bank Class A	2,692	58
	Fidelity D&D Bancorp Inc.	938	57
	Maiden Holdings Ltd.	22,585	57
	Safety Income & Growth Inc.	2,869	57
	Riverview Bancorp Inc.	6,950	57
	BCB Bancorp Inc.	4,788	56
	Investar Holding Corp.	2,205	55
	Bankwell Financial Group Inc.	1,860	55
	First Community Corp.	2,350	55
*	Stratus Properties Inc.	1,925	52
	Pacific City Financial Corp.	3,245	52
	Consolidated-Tomoka Land Co.	896	52
*	NI Holdings Inc.	3,284	52
	MVB Financial Corp.	2,757	52

	Chemung Financial Corp.	1,194	52
	Hingham Institution for Savings	231	51
	Unity Bancorp Inc.	2,309	51
	Tiptree Inc.	9,316	51
	United Security Bancshares	5,002	50
	Orrstown Financial Services Inc.	2,438	50
	Ohio Valley Banc Corp.	1,345	50
*	Entegra Financial Corp.	2,132	49
*	Hallmark Financial Services Inc.	4,278	49
	First Northwest Bancorp	3,126	48
	Community Financial Corp.	1,604	48
	1st Constitution Bancorp	2,403	48
	LCNB Corp.	2,947	47
	Parke Bancorp Inc.	2,486	47
	SI Financial Group Inc.	3,446	47
*	Atlantic Capital Bancshares Inc.	2,532	47
*	Select Bancorp Inc.	3,687	47
	ESSA Bancorp Inc.	2,892	46
*	Regional Management Corp.	1,694	46
	BrightSphere Investment Group plc	3,470	46
*	OP Bancorp	4,691	46
	Donegal Group Inc. Class A	3,072	44
*	HarborOne Bancorp Inc.	2,475	44
	Peoples Bancorp of North Carolina Inc.	1,523	43
	FedNat Holding Co.	1,965	43
*	PDL Community Bancorp	3,218	42
	Middlefield Banc Corp.	918	42
*	Pacific Mercantile Bancorp	5,095	41
	First Financial Northwest Inc.	2,670	41
	Northeast Bancorp	2,171	40
	First United Corp.	2,241	40
	Mid Penn Bancorp Inc.	1,541	40
	Oak Valley Bancorp	2,141	40
	CB Financial Services Inc.	1,531	40
	Kingstone Cos. Inc.	2,488	39
	Associated Capital Group Inc. Class A	872	37
	United Insurance Holdings Corp.	1,884	37
*	Malvern Bancorp Inc.	1,694	35
*	Provident Bancorp Inc.	1,297	35
	Guaranty Bancorp	1,359	35
	Crawford & Co. Class B	3,831	35
*	Esquire Financial Holdings Inc.	1,382	35
	County Bancorp Inc.	1,581	34
	First Guaranty Bancshares Inc.	1,473	33
	Universal Health Realty Income Trust	459	32
	First Savings Financial Group Inc.	562	32
	BRT Apartments Corp.	2,709	31
	Capstar Financial Holdings Inc.	1,827	30
	FS Bancorp Inc.	620	30
	Auburn National Bancorporation Inc.	775	30
*	Evo Payments Inc. Class A	1,050	28
*	Coastal Financial Corp.	1,694	27
	GAMCO Investors Inc. Class A	1,142	25
*	MoneyGram International Inc.	9,844	21
	Sterling Bancorp Inc.	2,403	20
	PJT Partners Inc.	425	20
	Heritage Commerce Corp.	1,383	20

*	Bridgewater Bancshares Inc.	1,618	20
*	Transcontinental Realty Investors Inc.	531	19
	UMH Properties Inc.	1,432	19
*	On Deck Capital Inc.	2,212	17
*	I3 Verticals Inc. Class A	765	17
	Level One Bancorp Inc.	635	16
*	American Realty Investors Inc.	967	16
	Greenhill & Co. Inc.	653	15
*	Impac Mortgage Holdings Inc.	3,797	15
	Saul Centers Inc.	275	14
*	Spirit of Texas Bancshares Inc.	645	13
	Farmers & Merchants Bancorp Inc.	282	12
	Ladenburg Thalmann Financial Services Inc.	2,779	8
	Greene County Bancorp Inc.	200	7
	Griffin Industrial Realty Inc.	120	4
	Oconee Federal Financial Corp.	144	4
	Union Bankshares Inc.	50	2
	Value Line Inc.	74	2
*	Siebert Financial Corp.	3	—
	Old Point Financial Corp.	1	—
			139,590
Health Care (4.3%)
*	Syneos Health Inc.	19,169	991
*	Endo International plc	70,599	849
*	Avanos Medical Inc.	15,797	754
	Patterson Cos. Inc.	28,920	734
*	Prestige Consumer Healthcare Inc.	17,446	677
*	Mallinckrodt plc	27,797	661
*	Brookdale Senior Living Inc.	62,382	533
*	Allscripts Healthcare Solutions Inc.	51,481	526
*	Magellan Health Inc.	8,272	451
*	OPKO Health Inc.	108,499	406
	CONMED Corp.	5,388	366
*	LivaNova plc	3,440	348
	National HealthCare Corp.	4,047	338
*	AngioDynamics Inc.	14,530	312
*	Cambrex Corp.	6,299	301
*	Acorda Therapeutics Inc.	12,852	263
*	Integer Holdings Corp.	2,779	246
	Luminex Corp.	8,002	235
*	AMAG Pharmaceuticals Inc.	11,716	211
*	Akorn Inc.	26,546	182
*	Anika Therapeutics Inc.	4,872	168
*	Novavax Inc.	79,521	165
*	Prothena Corp. plc	13,563	163
	Owens & Minor Inc.	20,672	158
*	Amphastar Pharmaceuticals Inc.	7,200	156
*	PDL BioPharma Inc.	48,892	150
*	BioScrip Inc.	36,611	145
*	Zogenix Inc.	3,473	143
*	Five Prime Therapeutics Inc.	10,881	140
*	Triple-S Management Corp. Class B	7,244	138
*	Community Health Systems Inc.	28,104	133
*	Arena Pharmaceuticals Inc.	3,220	132
*	HMS Holdings Corp.	3,639	130
*	Achillion Pharmaceuticals Inc.	44,554	129
*	NextGen Healthcare Inc.	6,737	118

*	CryoLife Inc.	3,843	116
*	Acceleron Pharma Inc.	2,166	115
*	Intra-Cellular Therapies Inc.	7,405	107
*	Cross Country Healthcare Inc.	11,642	106
*	Concert Pharmaceuticals Inc.	6,975	100
*	Orthofix Medical Inc.	1,499	90
*	Immunomedics Inc.	4,241	85
*	Myriad Genetics Inc.	2,535	82
*,^	Surgery Partners Inc.	5,494	79
*	SeaSpine Holdings Corp.	3,810	75
*	Ra Pharmaceuticals Inc.	4,465	70
*	RTI Surgical Inc.	15,479	65
*	Adverum Biotechnologies Inc.	17,313	62
*	Albireo Pharma Inc.	2,306	61
	Invacare Corp.	10,804	59
*,^	Lannett Co. Inc.	9,522	56
*	Calithera Biosciences Inc.	11,215	55
	Computer Programs & Systems Inc.	2,034	54
*	Chimerix Inc.	15,747	52
*	Aratana Therapeutics Inc.	7,493	49
*	Alder Biopharmaceuticals Inc.	3,626	48
*	Catalyst Biosciences Inc.	4,426	47
*	Harvard Bioscience Inc.	11,848	47
*	BioCryst Pharmaceuticals Inc.	4,862	45
*	Cymabay Therapeutics Inc.	4,930	44
*	Endocyte Inc.	1,843	44
*	Synlogic Inc.	5,047	43
*	Spectrum Pharmaceuticals Inc.	2,841	41
*	Arbutus Biopharma Corp.	8,987	39
*	FONAR Corp.	1,687	37
*	Ardelyx Inc.	13,525	37
*	Portola Pharmaceuticals Inc.	1,676	37
*	Medicines Co.	1,647	36
*	Adamas Pharmaceuticals Inc.	3,527	36
*	Epizyme Inc.	4,574	34
*	BioTime Inc.	23,572	34
*	Tetraphase Pharmaceuticals Inc.	18,548	33
*	AVEO Pharmaceuticals Inc.	15,433	32
*	R1 RCM Inc.	3,365	31
*	resTORbio Inc.	2,354	31
*	Cerus Corp.	5,585	29
*	Cara Therapeutics Inc.	1,421	26
*	Dynavax Technologies Corp.	2,243	25
	Utah Medical Products Inc.	260	25
	Meridian Bioscience Inc.	1,254	24
*	Akebia Therapeutics Inc.	2,871	23
*	CareDx Inc.	792	23
*	Allakos Inc.	393	23
*	Lantheus Holdings Inc.	1,205	23
*	Melinta Therapeutics Inc.	10,602	22
*	Bellicum Pharmaceuticals Inc.	4,903	22
*	Spero Therapeutics Inc.	2,559	21
*	Audentes Therapeutics Inc.	817	20
*	Cellular Biomedicine Group Inc.	1,001	20
*	Rigel Pharmaceuticals Inc.	6,582	19
*	Menlo Therapeutics Inc.	2,933	18
*	NewLink Genetics Corp.	9,012	17

*	Tricida Inc.	564	17
*	Aclaris Therapeutics Inc.	1,793	17
*	Civitas Solutions Inc.	1,191	16
*	OraSure Technologies Inc.	1,265	16
*	Karyopharm Therapeutics Inc.	1,535	16
	National Research Corp.	394	16
*	Immune Design Corp.	9,802	16
*	NantKwest Inc.	9,095	16
*	Molecular Templates Inc.	2,953	15
*	Syndax Pharmaceuticals Inc.	2,913	15
*,^	Nymox Pharmaceutical Corp.	8,059	15
*	XOMA Corp.	973	15
*	Aptinyx Inc.	623	14
*	Assertio Therapeutics Inc.	2,566	13
*	AgeX Therapeutics Inc.	2,357	13
	Phibro Animal Health Corp. Class A	351	12
*	NanoString Technologies Inc.	679	12
*	Crinetics Pharmaceuticals Inc.	321	11
*	Rubius Therapeutics Inc.	524	11
*,§	Corium International Inc.	871	11
*	Kiniksa Pharmaceuticals Ltd. Class A	532	11
*,^	scPharmaceuticals Inc.	2,228	10
*	Liquidia Technologies Inc.	461	10
*	Arcus Biosciences Inc.	899	10
*	Cytokinetics Inc.	1,301	10
*	Forty Seven Inc.	530	10
*	ArQule Inc.	2,644	10
*	PetIQ Inc. Class A	294	9
*	Proteostasis Therapeutics Inc.	1,705	9
*	Minerva Neurosciences Inc.	1,088	9
*	Castlight Health Inc. Class B	3,075	8
*	Ovid therapeutics Inc.	1,951	8
*	Abeona Therapeutics Inc.	947	8
*	American Renal Associates Holdings Inc.	445	7
*	Scholar Rock Holding Corp.	290	7
*	Avrobio Inc.	263	7
*	Translate Bio Inc.	966	7
*	NantHealth Inc.	7,590	7
*	CASI Pharmaceuticals Inc.	1,552	7
*	Replimune Group Inc.	399	6
*	Xeris Pharmaceuticals Inc.	285	6
*	Rockwell Medical Inc.	1,357	4
*	Constellation Pharmaceuticals Inc.	756	4
*	Aquestive Therapeutics Inc.	492	4
*	Tocagen Inc.	301	4
*	AAC Holdings Inc.	1,934	4
*	Zafgen Inc.	747	4
*	Verrica Pharmaceuticals Inc.	309	4
*	Kezar Life Sciences Inc.	109	3
*	Neuronetics Inc.	151	3
*	Corvus Pharmaceuticals Inc.	420	2
*	Miragen Therapeutics Inc.	688	2
*	Achaogen Inc.	1,186	2
*	Eidos Therapeutics Inc.	117	2
*	Neon Therapeutics Inc.	238	1
*	Pfenex Inc.	23	—
*	Athersys Inc.	45	—

*	MeiraGTx Holdings plc	6	—
*	Magenta Therapeutics Inc.	6	—
*	ElectroCore Inc.	6	—
*	Neos Therapeutics Inc.	12	—
*	Quotient Ltd.	1	—
*	Conformis Inc.	14	—
			14,752
Materials & Processing (5.4%)
*	Allegheny Technologies Inc.	42,293	1,111
*	Rexnord Corp.	33,796	957
	Louisiana-Pacific Corp.	41,207	942
	Commercial Metals Co.	42,095	811
*	Cleveland-Cliffs Inc.	84,338	783
	Belden Inc.	13,626	760
	Minerals Technologies Inc.	13,109	738
	Carpenter Technology Corp.	15,726	677
	Innospec Inc.	8,120	599
	Stepan Co.	6,834	552
	Sensient Technologies Corp.	6,780	436
	Greif Inc. Class A	7,859	403
*	Gibraltar Industries Inc.	10,785	390
*	BMC Stock Holdings Inc.	21,539	366
	Materion Corp.	6,763	358
	Hecla Mining Co.	141,143	336
*	AK Steel Holding Corp.	104,829	323
*	Verso Corp.	10,698	270
	Kaiser Aluminum Corp.	2,697	264
	Rayonier Advanced Materials Inc.	17,213	254
	Schnitzer Steel Industries Inc.	8,828	247
	Schweitzer-Mauduit International Inc.	8,330	237
	Trinseo SA	4,459	225
	Mueller Water Products Inc. Class A	20,884	220
	HB Fuller Co.	4,391	212
*	Coeur Mining Inc.	53,325	211
*	MRC Global Inc.	12,998	204
*	Beacon Roofing Supply Inc.	5,772	201
*	Tahoe Resources Inc.	55,700	195
*	AdvanSix Inc.	6,697	192
*	PQ Group Holdings Inc.	12,284	189
	PH Glatfelter Co.	14,615	186
	Quanex Building Products Corp.	11,711	185
	Tronox Ltd. Class A	16,902	179
*	Clearwater Paper Corp.	5,463	168
	American Vanguard Corp.	9,976	167
	Innophos Holdings Inc.	5,466	152
	US Silica Holdings Inc.	10,494	149
*	TimkenSteel Corp.	13,469	149
*	Unifi Inc.	5,289	147
	FutureFuel Corp.	8,470	146
*	Landec Corp.	9,269	143
*	Century Aluminum Co.	15,857	142
	Tredegar Corp.	8,491	141
	Haynes International Inc.	4,214	139
	Griffon Corp.	11,229	137
	Hawkins Inc.	3,180	133
^	Caesarstone Ltd.	7,770	122
*	Veritiv Corp.	3,772	114

*	Nexeo Solutions Inc.	11,252	109
*	Intrepid Potash Inc.	32,814	109
*	Armstrong Flooring Inc.	6,637	104
	Greif Inc. Class B	1,780	94
*	Energy Fuels Inc.	26,469	87
*	UFP Technologies Inc.	2,314	84
	Culp Inc.	3,861	79
	Compass Minerals International Inc.	1,504	75
*	Northwest Pipe Co.	3,131	74
	NN Inc.	9,387	67
	Neenah Inc.	910	63
*	LB Foster Co. Class A	3,101	60
	Universal Forest Products Inc.	2,075	57
*	LSB Industries Inc.	7,083	54
	Apogee Enterprises Inc.	1,484	54
*	Lawson Products Inc.	1,686	52
*	Universal Stainless & Alloy Products Inc.	2,650	52
	Olympic Steel Inc.	2,791	51
	Oil-Dri Corp. of America	1,645	48
	PolyOne Corp.	1,432	48
	Synalloy Corp.	2,936	47
	United States Lime & Minerals Inc.	605	45
	Eastern Co.	1,610	44
*	AgroFresh Solutions Inc.	10,345	44
	Worthington Industries Inc.	1,028	43
*	Amyris Inc.	8,607	42
*	Koppers Holdings Inc.	2,083	39
*	Shiloh Industries Inc.	4,543	36
*	Foundation Building Materials Inc.	3,003	29
	Interface Inc. Class A	1,700	28
	Boise Cascade Co.	923	25
*	Masonite International Corp.	430	23
*	Kraton Corp.	717	19
	Global Brass & Copper Holdings Inc.	528	17
	Insteel Industries Inc.	615	17
	Valhi Inc.	7,795	16
*	NL Industries Inc.	2,739	12
*	GMS Inc.	464	9
	Gold Resource Corp.	2,121	8
	CompX International Inc.	271	4
*	Marrone Bio Innovations Inc.	24	—
*,§	Ferroglobe R&W Trust	19,424	—
			18,330
Other (0.0%)[2]
*	Livent Corp.	656	12
*	Anaplan Inc.	365	10
*	Guardant Health Inc.	212	8
*	SI-BONE Inc.	322	6
*	Principia Biopharma Inc.	182	5
*	Gritstone Oncology Inc.	171	5
*	Y-mAbs Therapeutics Inc.	186	5
*	YETI Holdings Inc.	267	4
*	SolarWinds Corp.	261	4
*	Bank7 Corp.	200	4
*	Twist Bioscience Corp.	133	3
*	Eventbrite Inc. Class A	88	3
*	Kodiak Sciences Inc.	240	2

*	Arvinas Inc.	125	2
*	Vapotherm Inc.	113	2
*,§	NewStar Financial Inc.	6,148	2
*	Equillium Inc.	93	2
*	Sutro Biopharma Inc.	133	1
*,§	Media General Inc. CVR	35,434	1
*	SVMK Inc.	91	1
*	XOMA Corp. Rights Exp. 12/14/2018	112	—
			82
Producer Durables (11.5%)
*	Spirit Airlines Inc.	23,690	1,519
*	Darling Ingredients Inc.	56,115	1,228
	GATX Corp.	12,677	1,059
*	Esterline Technologies Corp.	8,820	1,047
	SkyWest Inc.	17,153	989
	Moog Inc. Class A	10,491	917
*	FTI Consulting Inc.	12,810	900
	KBR Inc.	47,541	883
	Barnes Group Inc.	14,062	844
	ABM Industries Inc.	23,643	749
	Brady Corp. Class A	16,892	736
	UniFirst Corp.	4,740	732
	Hawaiian Holdings Inc.	16,893	678
	ESCO Technologies Inc.	9,190	646
	Triton International Ltd.	17,474	596
*	SPX FLOW Inc.	14,095	529
	Greenbrier Cos. Inc.	10,562	517
*	Navistar International Corp.	15,482	496
	AAR Corp.	10,839	474
	Steelcase Inc. Class A	28,720	465
	EnPro Industries Inc.	6,326	445
*	TriMas Corp.	15,334	445
	Kennametal Inc.	10,546	441
*	Atlas Air Worldwide Holdings Inc.	7,950	423
	EnerSys	4,843	423
*	Electronics For Imaging Inc.	15,125	419
*	Huron Consulting Group Inc.	7,358	410
	Ship Finance International Ltd.	31,230	405
	Navigant Consulting Inc.	14,932	383
	ICF International Inc.	5,440	381
*	Chart Industries Inc.	5,850	372
*	Sykes Enterprises Inc.	13,427	371
*	CBIZ Inc.	17,357	366
	EMCOR Group Inc.	4,925	359
	Aircastle Ltd.	19,004	354
*	Casella Waste Systems Inc. Class A	10,773	352
	Encore Wire Corp.	6,875	343
*	TrueBlue Inc.	12,894	326
	GasLog Ltd.	15,426	320
*	OSI Systems Inc.	4,290	311
	ArcBest Corp.	7,632	307
	MTS Systems Corp.	5,951	306
	Watts Water Technologies Inc. Class A	4,122	304
	Matson Inc.	7,722	304
	Werner Enterprises Inc.	8,835	299
*	Milacron Holdings Corp.	20,548	293
	AZZ Inc.	5,912	282

	ACCO Brands Corp.	34,594	281
	Triumph Group Inc.	16,341	275
	Pitney Bowes Inc.	31,480	266
	Actuant Corp. Class A	10,365	265
*	Kratos Defense & Security Solutions Inc.	18,944	252
	Kelly Services Inc. Class A	10,464	240
*	Manitowoc Co. Inc.	11,803	233
*	SEACOR Holdings Inc.	5,611	233
*	Tutor Perini Corp.	12,275	228
	Hyster-Yale Materials Handling Inc.	3,482	228
*	Tidewater Inc.	9,486	226
	Wabash National Corp.	14,096	219
	Multi-Color Corp.	4,714	209
*	Aegion Corp. Class A	10,946	209
	Argan Inc.	4,804	209
	Briggs & Stratton Corp.	13,863	207
	Scorpio Tankers Inc.	99,061	205
	Granite Construction Inc.	3,910	198
	Rush Enterprises Inc. Class A	5,193	198
*	Engility Holdings Inc.	6,091	190
*,^	Frontline Ltd.	26,206	190
*	Modine Manufacturing Co.	13,813	180
*	CIRCOR International Inc.	5,438	180
*	Thermon Group Holdings Inc.	7,846	177
	Altra Industrial Motion Corp.	5,584	176
	Quad/Graphics Inc.	10,696	175
	American Railcar Industries Inc.	2,490	175
*	Hub Group Inc. Class A	3,880	172
	Ennis Inc.	8,391	164
*	SP Plus Corp.	5,387	163
	Essendant Inc.	12,628	160
*	Team Inc.	9,404	157
	Gorman-Rupp Co.	4,686	157
	RR Donnelley & Sons Co.	23,167	147
	Nordic American Tankers Ltd.	48,572	143
	Astec Industries Inc.	4,009	143
*	Ducommun Inc.	3,613	142
*	Great Lakes Dredge & Dock Corp.	18,719	139
	Cubic Corp.	2,266	139
*	International Seaways Inc.	7,136	138
	Marten Transport Ltd.	7,002	136
	DHT Holdings Inc.	30,139	136
*	Heritage-Crystal Clean Inc.	4,847	136
*	Wesco Aircraft Holdings Inc.	13,375	127
	CRA International Inc.	2,589	126
	Scorpio Bulkers Inc.	19,921	122
	Resources Connection Inc.	7,054	119
	Titan International Inc.	17,523	114
*	Control4 Corp.	5,113	111
	Primoris Services Corp.	4,569	110
*	Titan Machinery Inc.	6,180	108
*	Lydall Inc.	4,845	107
	LSC Communications Inc.	10,608	106
*	Textainer Group Holdings Ltd.	9,304	104
	Park-Ohio Holdings Corp.	2,860	103
	REV Group Inc.	8,414	103
	Columbus McKinnon Corp.	2,922	102

	Herman Miller Inc.	2,963	100
	Miller Industries Inc.	3,561	100
	Teekay Corp.	22,475	99
*	Covenant Transportation Group Inc. Class A	4,046	92
*	Sterling Construction Co. Inc.	7,102	91
	Costamare Inc.	16,760	89
	Powell Industries Inc.	2,900	89
*	Vectrus Inc.	3,644	88
*	CECO Environmental Corp.	9,950	83
	Hurco Cos. Inc.	2,149	82
	VSE Corp.	2,808	82
	H&E Equipment Services Inc.	3,682	82
*	CAI International Inc.	3,277	80
*	Eagle Bulk Shipping Inc.	16,621	78
	Standex International Corp.	973	78
	Teekay Tankers Ltd. Class A	67,825	77
*	SPX Corp.	2,532	75
*	Radiant Logistics Inc.	13,705	75
	Graham Corp.	2,953	74
*	DXP Enterprises Inc.	1,984	72
	Mobile Mini Inc.	1,750	71
	Tetra Tech Inc.	1,114	68
*	Ardmore Shipping Corp.	11,516	68
	Preformed Line Products Co.	1,004	64
*	Dorian LPG Ltd.	9,035	64
*	Safe Bulkers Inc.	31,744	63
*	GP Strategies Corp.	4,340	57
*	Liquidity Services Inc.	8,560	55
*	Daseke Inc.	13,449	54
	Marlin Business Services Corp.	2,122	54
*	InnerWorkings Inc.	12,713	54
*	Willscot Corp. Class A	3,762	52
*	YRC Worldwide Inc.	8,627	49
*	IES Holdings Inc.	2,733	48
*	Twin Disc Inc.	2,551	45
*	BrightView Holdings Inc.	3,508	44
*	Blue Bird Corp.	2,291	44
	NACCO Industries Inc. Class A	1,235	43
*	Overseas Shipholding Group Inc. Class A	20,216	43
*	Advanced Disposal Services Inc.	1,564	42
*	Bristow Group Inc.	10,669	42
	Rush Enterprises Inc. Class B	1,069	41
	Franklin Electric Co. Inc.	892	40
	Alamo Group Inc.	477	40
*	FreightCar America Inc.	3,920	37
*	Maxwell Technologies Inc.	12,639	32
*	Willis Lease Finance Corp.	797	29
*	Vishay Precision Group Inc.	854	29
*,^	Arlo Technologies Inc.	2,405	29
	Kimball International Inc. Class B	1,894	29
*	Mesa Air Group Inc.	2,341	28
	ConvergeOne Holdings Inc.	2,209	28
*	Gencor Industries Inc.	2,428	28
*	Mistras Group Inc.	1,544	27
	Systemax Inc.	946	26
*	Genco Shipping & Trading Ltd.	3,052	25
*	General Finance Corp.	1,763	24

	Federal Signal Corp.	993	23
*	US Xpress Enterprises Inc. Class A	2,729	22
	Knoll Inc.	1,126	22
*	Vicor Corp.	593	21
*	Orion Group Holdings Inc.	4,829	21
*	Exela Technologies Inc.	3,924	18
*	Information Services Group Inc.	3,737	16
*	FARO Technologies Inc.	303	15
*	PHI Inc.	3,838	14
	Hackett Group Inc.	734	13
*	Echo Global Logistics Inc.	494	13
*	PAM Transportation Services Inc.	215	11
*	Babcock & Wilcox Enterprises Inc.	10,684	9
*	Manitex International Inc.	1,019	7
	Advanced Emissions Solutions Inc.	671	7
*	Charah Solutions Inc.	926	6
*	USA Truck Inc.	3	—
*	DHI Group Inc.	4	—
*	Navios Maritime Holdings Inc.	6	—
*	Ascent Capital Group Inc. Class A	1	—
			39,046

Technology (9.9%)
*	Ciena Corp.	49,812	1,625
*	Cree Inc.	34,777	1,535
*	CACI International Inc. Class A	8,516	1,404
*,^	ViaSat Inc.	18,669	1,291
*	Tech Data Corp.	12,878	1,158
	SYNNEX Corp.	14,011	1,131
*	Verint Systems Inc.	22,676	1,030
	Perspecta Inc.	48,327	1,020
*	Finisar Corp.	40,783	952
	Vishay Intertechnology Inc.	44,708	932
*	Cirrus Logic Inc.	20,646	773
*	NetScout Systems Inc.	27,447	735
*	Plexus Corp.	10,751	656
*	LiveRamp Holdings Inc.	13,711	649
*	Fabrinet	12,130	640
*	Anixter International Inc.	9,892	633
*	Sanmina Corp.	22,833	617
*	Avaya Holdings Corp.	35,304	550
	ManTech International Corp.	8,844	498
*	Viavi Solutions Inc.	49,077	498
	InterDigital Inc.	6,551	493
*	Evolent Health Inc. Class A	17,726	456
*	Oclaro Inc.	56,217	454
*	Knowles Corp.	29,531	450
*	NETGEAR Inc.	8,092	448
*	3D Systems Corp.	34,571	428
*	Synaptics Inc.	10,825	416
*	MicroStrategy Inc. Class A	3,207	416
	TiVo Corp.	40,623	402
*	Mercury Systems Inc.	7,721	400
	KEMET Corp.	19,085	391
*	FormFactor Inc.	23,039	380
	Benchmark Electronics Inc.	15,895	379
*	TTM Technologies Inc.	31,596	376
*	Rogers Corp.	2,889	372

*	Stratasys Ltd.	16,875	361
*	Diodes Inc.	10,275	358
*	Acacia Communications Inc.	7,804	335
*	Insight Enterprises Inc.	7,457	332
*	ScanSource Inc.	8,551	325
	CTS Corp.	11,192	325
*	Electro Scientific Industries Inc.	10,695	314
	Maxar Technologies Ltd.	18,871	312
*	Rambus Inc.	35,407	309
*	Cray Inc.	10,993	288
*	MACOM Technology Solutions Holdings Inc.	15,124	269
	AVX Corp.	15,572	257
*	Ambarella Inc.	6,335	253
*	Amkor Technology Inc.	34,213	234
*	Infinera Corp.	50,298	217
*	Photronics Inc.	22,266	216
*	Axcelis Technologies Inc.	10,513	209
	ADTRAN Inc.	16,033	200
	Comtech Telecommunications Corp.	7,696	197
	Methode Electronics Inc.	6,445	195
	Xperi Corp.	12,660	178
*	Perficient Inc.	6,784	172
	Cohu Inc.	8,345	164
*	KeyW Holding Corp.	16,505	161
*	Harmonic Inc.	27,296	153
	Presidio Inc.	10,715	151
*	Kimball Electronics Inc.	8,499	150
*	Veeco Instruments Inc.	16,332	143
*	Blucora Inc.	4,540	141
*	pdvWireless Inc.	3,069	133
*	Semtech Corp.	2,409	128
	Monotype Imaging Holdings Inc.	7,294	126
*	Ultra Clean Holdings Inc.	12,974	122
	PC Connection Inc.	3,788	119
	Daktronics Inc.	12,438	111
*	Digi International Inc.	9,190	109
*	Ribbon Communications Inc.	17,284	92
*	Meet Group Inc.	22,382	90
*	NeoPhotonics Corp.	11,338	87
^	Diebold Nixdorf Inc.	26,114	85
*	PDF Solutions Inc.	8,849	82
*	Alpha & Omega Semiconductor Ltd.	6,916	76
*	Unisys Corp.	5,134	69
*	AXT Inc.	12,475	69
	Bel Fuse Inc. Class B	3,005	68
*	Calix Inc.	6,950	67
	CSG Systems International Inc.	1,879	66
*	KVH Industries Inc.	5,726	65
*	ACI Worldwide Inc.	1,918	55
	Park Electrochemical Corp.	2,925	52
*	CEVA Inc.	1,828	48
*	Acacia Research Corp.	14,712	47
*	SecureWorks Corp. Class A	2,525	45
*	Agilysys Inc.	2,705	45
	American Software Inc.	3,900	41
*	Applied Optoelectronics Inc.	1,454	30
*	Telaria Inc.	9,535	29

*	Sparton Corp.	1,955	28
*	DASAN Zhone Solutions Inc.	1,929	25
*	Telenav Inc.	5,926	25
*	Tenable Holdings Inc.	650	19
*	Avid Technology Inc.	2,770	18
*	Leaf Group Ltd.	1,830	15
*	Avalara Inc.	427	14
	NVE Corp.	139	13
*	PAR Technology Corp.	664	13
*	Casa Systems Inc.	768	12
*	Clearfield Inc.	966	12
*	eGain Corp.	845	6
*	Digimarc Corp.	312	6
*	Domo Inc.	304	5
*	ChannelAdvisor Corp.	121	1
*	Kopin Corp.	222	—
*	RealNetworks Inc.	21	—
*	Rubicon Project Inc.	9	—
*	Quantum Corp.	9	—
*	GSI Technology Inc.	1	—
			33,875
Utilities (7.5%)
	IDACORP Inc.	17,200	1,690
	ONE Gas Inc.	17,818	1,516
	Portland General Electric Co.	30,609	1,474
	ALLETE Inc.	17,667	1,438
	New Jersey Resources Corp.	27,570	1,338
	Spire Inc.	16,867	1,331
	Southwest Gas Holdings Inc.	16,488	1,299
	Black Hills Corp.	18,392	1,218
	PNM Resources Inc.	26,825	1,159
	Avista Corp.	22,130	1,151
	NorthWestern Corp.	17,048	1,090
*	Iridium Communications Inc.	33,378	797
	MGE Energy Inc.	12,054	797
	El Paso Electric Co.	13,958	772
	Ormat Technologies Inc.	13,721	770
	South Jersey Industries Inc.	24,469	763
	California Water Service Group	14,747	674
	Otter Tail Corp.	13,333	652
	Northwest Natural Holding Co.	9,558	634
	Pattern Energy Group Inc. Class A	27,092	560
*	Intelsat SA	22,373	556
	Clearway Energy Inc.	23,033	421
	Chesapeake Utilities Corp.	4,749	409
	Consolidated Communications Holdings Inc.	23,398	322
	ATN International Inc.	3,496	296
	Connecticut Water Service Inc.	4,095	285
	American States Water Co.	3,828	257
	Unitil Corp.	4,916	249
	Clearway Energy Inc. Class A	13,135	237
*	Cincinnati Bell Inc.	15,496	192
*,^	NII Holdings Inc.	29,222	158
	SJW Group	2,557	143
^	Frontier Communications Corp.	35,494	127
	Artesian Resources Corp. Class A	2,763	100
	Spok Holdings Inc.	6,457	94

*	Atlantic Power Corp.			38,636	85
*	AquaVenture Holdings Ltd.			3,576	67
	RGC Resources Inc.			2,428	67
	Consolidated Water Co. Ltd.			4,824	60
*	Windstream Holdings Inc.			14,388	43
	Middlesex Water Co.			726	38
*	Pure Cycle Corp.			2,731	29
*	Fusion Connect Inc.			7,459	17
	York Water Co.			232	8
					25,383
Total Common Stocks (Cost $324,642)					341,064
		Coupon
Temporary Cash Investments (2.1%)[1]
Money Market Fund (1.9%)
3,4	Vanguard Market Liquidity Fund	2.407%		64,317	6,432

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
5	United States Treasury Bill	2.479%	5/9/19	300	297
	United States Treasury Bill	2.497%	5/23/19	500	494
					791
Total Temporary Cash Investments (Cost $7,222)					7,223
Total Investments (102.1%) (Cost $331,864)					348,287
Other Assets and Liabilities-Net (-2.1%)[4]					(7,021)
Net Assets (100%)					341,266

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,562,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 1.9%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $2,788,000 of collateral received for securities on loan.
5	Securities with a value of $247,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	December 2018	10	767	11

Russell 2000 Value Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	341,050	—	14
Temporary Cash Investments	6,432	791	—
Futures Contracts—Assets[1]	4	—	—
Total	347,486	791	14

1 Represents variation margin on the last day of the reporting period.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (18.3%)
*	Etsy Inc.	87,493	4,728
*	Five Below Inc.	40,015	4,193
*	Planet Fitness Inc. Class A	64,752	3,576
*	Trade Desk Inc. Class A	23,804	3,391
	Texas Roadhouse Inc. Class A	49,633	3,277
*	Ollie’s Bargain Outlet Holdings Inc.	36,387	3,228
*	Deckers Outdoor Corp.	22,151	2,951
	Nexstar Media Group Inc. Class A	32,777	2,709
	Cracker Barrel Old Country Store Inc.	14,083	2,546
*	Churchill Downs Inc.	8,641	2,400
	Wolverine World Wide Inc.	67,657	2,341
	World Wrestling Entertainment Inc. Class A	31,503	2,330
	American Eagle Outfitters Inc.	106,842	2,236
*	Chegg Inc.	79,499	2,222
*	Stamps.com Inc.	12,911	2,214
*	Eldorado Resorts Inc.	48,213	2,120
	New York Times Co. Class A	78,407	2,104
	Strategic Education Inc.	15,296	2,088
	Steven Madden Ltd.	63,858	2,058
*	Cimpress NV	16,159	1,950
	Marriott Vacations Worldwide Corp.	23,736	1,927
	Monro Inc.	23,398	1,903
*	SiteOne Landscape Supply Inc.	29,239	1,802
*	Dorman Products Inc.	19,638	1,725
*	Fox Factory Holding Corp.	26,398	1,682
	Dave & Buster’s Entertainment Inc.	29,233	1,662
*,^	RH	14,138	1,642
*	National Vision Holdings Inc.	44,536	1,638
*	Pandora Media Inc.	187,879	1,633
	Children’s Place Inc.	11,882	1,540
	Cheesecake Factory Inc.	31,377	1,481
	Dana Inc.	99,200	1,439
*	Avis Budget Group Inc.	48,990	1,435
	LCI Industries	17,940	1,388
*	Crocs Inc.	49,435	1,374
	Boyd Gaming Corp.	54,989	1,365
*	Weight Watchers International Inc.	26,661	1,334
	Red Rock Resorts Inc. Class A	50,792	1,329
*	Roku Inc.	31,765	1,294
	Wingstop Inc.	19,684	1,292
	Brinker International Inc.	24,396	1,246
*	Shutterfly Inc.	24,257	1,213
	Bloomin’ Brands Inc.	61,373	1,200
*	SeaWorld Entertainment Inc.	40,117	1,143
*	Sotheby’s	27,341	1,093
	PriceSmart Inc.	16,252	1,087
*	Cavco Industries Inc.	6,274	1,032
*,^	Carvana Co. Class A	23,712	1,026
*	Asbury Automotive Group Inc.	14,780	1,022

	Tenneco Inc. Class A	30,250	1,021
*	Liberty TripAdvisor Holdings Inc. Class A	53,054	1,010
*	Meritor Inc.	60,648	1,001
*	Shake Shack Inc. Class A	18,012	1,001
	Oxford Industries Inc.	12,230	983
*	Sleep Number Corp.	25,142	964
*	At Home Group Inc.	32,299	921
*	Instructure Inc.	23,206	876
	Lithia Motors Inc. Class A	10,308	854
	Tailored Brands Inc.	36,288	831
	BJ’s Restaurants Inc.	15,100	820
	Nutrisystem Inc.	21,552	802
	Callaway Golf Co.	45,997	788
*	Scientific Games Corp.	40,153	782
	Sinclair Broadcast Group Inc. Class A	24,544	772
	Inter Parfums Inc.	11,797	729
*	IMAX Corp.	39,182	727
*	Malibu Boats Inc. Class A	14,954	724
*	Quotient Technology Inc.	58,252	716
*	BJ’s Wholesale Club Holdings Inc.	29,647	693
*	Central Garden & Pet Co. Class A	22,212	691
*	American Woodmark Corp.	10,317	690
*	Career Education Corp.	49,648	670
	Sturm Ruger & Co. Inc.	12,279	658
*	Liberty Media Corp-Liberty Braves Class C	26,102	653
	Dine Brands Global Inc.	7,272	649
*	LGI Homes Inc.	13,509	624
*	XO Group Inc.	17,734	612
	Sonic Corp.	14,074	612
*	Hudson Ltd. Class A	29,061	603
	Winnebago Industries Inc.	22,599	566
*	Denny’s Corp.	33,979	562
*	Penn National Gaming Inc.	23,817	527
	Shutterstock Inc.	13,742	525
	Ruth’s Hospitality Group Inc.	21,100	516
*	Sally Beauty Holdings Inc.	23,335	493
*	Stoneridge Inc.	17,925	479
	Skyline Champion Corp.	21,138	476
	HealthStream Inc.	18,918	466
*	Boot Barn Holdings Inc.	20,211	458
^	Camping World Holdings Inc. Class A	23,677	447
*	QuinStreet Inc.	27,305	441
	Viad Corp.	8,728	439
	La-Z-Boy Inc.	14,553	425
*,^	GoPro Inc. Class A	82,488	419
*	G-III Apparel Group Ltd.	8,988	360
	Papa John’s International Inc.	7,427	356
*	MasterCraft Boat Holdings Inc.	13,468	349
*	Murphy USA Inc.	3,999	324
	Big Lots Inc.	6,863	299
*,^	Overstock.com Inc.	15,136	296
	Jack in the Box Inc.	3,257	289
	KB Home	13,223	279
	Winmark Corp.	1,819	270
	Travelport Worldwide Ltd.	17,237	263
*	Monarch Casino & Resort Inc.	6,576	263
*	Fiesta Restaurant Group Inc.	13,877	262

*	Care.com Inc.	14,374	258
*	Nautilus Inc.	19,728	255
*	Golden Entertainment Inc.	13,271	240
*	Carrols Restaurant Group Inc.	21,774	240
*	MarineMax Inc.	10,952	233
*	Taylor Morrison Home Corp. Class A	13,030	220
*	Lumber Liquidators Holdings Inc.	16,647	210
*	Chuy’s Holdings Inc.	9,782	209
*	Helen of Troy Ltd.	1,456	208
*	elf Beauty Inc.	16,301	208
*	Central European Media Enterprises Ltd. Class A	62,985	207
*	Central Garden & Pet Co.	6,012	204
*	ZAGG Inc.	19,955	201
*	Lindblad Expeditions Holdings Inc.	15,568	201
*	Conn’s Inc.	6,975	195
*	Fitbit Inc. Class A	34,554	190
*,^	Duluth Holdings Inc.	6,042	190
*	Drive Shack Inc.	40,328	188
*	Tribune Publishing Co.	12,605	184
*	Liberty Media Corp-Liberty Braves Class A	7,213	180
*	Potbelly Corp.	17,212	175
*	Franklin Covey Co.	7,139	169
	Johnson Outdoors Inc. Class A	2,215	158
	Nathan’s Famous Inc.	2,123	156
*	Belmond Ltd. Class A	8,436	154
*	Fossil Group Inc.	7,512	145
*,^	Revlon Inc. Class A	5,078	127
	RCI Hospitality Holdings Inc.	4,966	124
*	Sportsman’s Warehouse Holdings Inc.	27,158	122
	Superior Group of Cos. Inc.	6,549	120
	Marine Products Corp.	5,495	119
*	Funko Inc. Class A	7,681	115
*	Eros International plc	12,621	115
	Hooker Furniture Corp.	3,756	113
*	Liberty Expedia Holdings Inc. Class A	2,667	112
*	America’s Car-Mart Inc.	1,477	110
*	MDC Partners Inc. Class A	40,947	108
	Hamilton Beach Brands Holding Co. Class A	4,704	107
*	Hemisphere Media Group Inc. Class A	6,618	92
	Tile Shop Holdings Inc.	15,424	91
*	M/I Homes Inc.	3,798	89
*,^	Vuzix Corp.	15,546	86
	Carriage Services Inc. Class A	4,898	83
	Buckle Inc.	4,250	81
*	Noodles & Co. Class A	10,234	81
*	Zumiez Inc.	4,059	80
	Bluegreen Vacations Corp.	5,414	75
*	TRI Pointe Group Inc.	5,881	73
*	1-800-Flowers.com Inc. Class A	5,690	71
*	Meritage Homes Corp.	1,814	69
*,^	Sonos Inc.	5,571	68
*	Gaia Inc. Class A	5,222	68
*	Cardlytics Inc.	4,342	62
*	Houghton Mifflin Harcourt Co.	6,133	61
*	William Lyon Homes Class A	4,197	52
*,^	Eastman Kodak Co.	12,887	51
	National Presto Industries Inc.	345	44

*	RTW RetailWinds Inc.	13,166	44
*	Rosetta Stone Inc.	2,446	41
*	Cambium Learning Group Inc.	2,535	37
*	Kirkland’s Inc.	3,050	33
*	Century Communities Inc.	1,481	30
*	Party City Holdco Inc.	2,443	29
	Entravision Communications Corp. Class A	8,732	28
	Movado Group Inc.	678	26
*	Hovnanian Enterprises Inc. Class A	19,248	24
*,^	Purple Innovation Inc.	3,180	23
*	Lovesac Co.	1,207	21
*	American Public Education Inc.	641	20
	Tilly’s Inc. Class A	1,656	19
*	Empire Resorts Inc.	1,436	18
*,^	LiveXLive Media Inc.	3,514	18
*	Green Brick Partners Inc.	1,052	9
*	Town Sports International Holdings Inc.	975	7
	Beasley Broadcast Group Inc. Class A	486	2
	Collectors Universe Inc.	19	—
*	Inspired Entertainment Inc.	24	—
			138,311
Consumer Staples (2.6%)
*	Performance Food Group Co.	74,599	2,571
	Lancaster Colony Corp.	10,008	1,805
	WD-40 Co.	10,002	1,747
	J&J Snack Foods Corp.	11,016	1,728
*	Boston Beer Co. Inc. Class A	6,166	1,693
	Medifast Inc.	8,574	1,273
	Calavo Growers Inc.	11,661	1,146
*	USANA Health Sciences Inc.	9,263	1,134
	National Beverage Corp.	8,594	750
	Coca-Cola Bottling Co. Consolidated	3,478	739
*	Freshpet Inc.	19,170	633
*	Chefs’ Warehouse Inc.	15,882	605
	MGP Ingredients Inc.	8,560	582
*	Diplomat Pharmacy Inc.	33,210	514
	Cal-Maine Foods Inc.	9,205	430
	Vector Group Ltd.	33,152	418
	John B Sanfilippo & Son Inc.	6,275	390
	PetMed Express Inc.	14,579	351
*	Primo Water Corp.	23,946	348
*,^	22nd Century Group Inc.	85,049	259
	Turning Point Brands Inc.	5,779	172
	B&G Foods Inc.	5,155	156
*	Craft Brew Alliance Inc.	9,328	150
	Natural Health Trends Corp.	5,103	109
	Limoneira Co.	3,331	80
	Core-Mark Holding Co. Inc.	2,745	72
*,^	Celsius Holdings Inc.	16,728	66
	Tootsie Roll Industries Inc.	1,798	63
*	Castle Brands Inc.	66,683	60
*	Lifeway Foods Inc.	4	—
			20,044
Energy (1.9%)
	Delek US Holdings Inc.	56,483	2,247
*	Matador Resources Co.	71,116	1,621

*	Carrizo Oil & Gas Inc.	64,251	1,099
*	SRC Energy Inc.	178,158	1,028
*	ProPetro Holding Corp.	51,795	840
*	Cactus Inc. Class A	27,980	808
	Liberty Oilfield Services Inc. Class A	32,361	561
*,^	Jagged Peak Energy Inc.	46,903	537
*	Penn Virginia Corp.	9,067	527
*,^	Tellurian Inc.	62,195	450
*	Keane Group Inc.	37,082	412
	CVR Energy Inc.	10,894	411
*	Denbury Resources Inc.	156,506	354
*	WildHorse Resource Development Corp.	18,447	341
*	CONSOL Energy Inc.	8,660	298
*	TPI Composites Inc.	10,639	289
*	Ring Energy Inc.	39,562	277
*	Solaris Oilfield Infrastructure Inc. Class A	19,025	250
	Mammoth Energy Services Inc.	9,136	230
*	TETRA Technologies Inc.	77,326	179
*	Abraxas Petroleum Corp.	107,398	175
	Evolution Petroleum Corp.	18,620	162
*	Laredo Petroleum Inc.	34,432	150
*	Covia Holdings Corp.	22,608	133
	TerraForm Power Inc. Class A	9,595	110
*,^	SunPower Corp. Class A	15,424	106
	Panhandle Oil and Gas Inc. Class A	5,981	99
*	Northern Oil and Gas Inc.	35,232	89
*	Select Energy Services Inc. Class A	7,450	72
*	ION Geophysical Corp.	7,775	69
*	Lilis Energy Inc.	32,559	67
*	Goodrich Petroleum Corp.	4,203	61
*	Renewable Energy Group Inc.	2,214	60
	Berry Petroleum Corp.	4,121	51
*	Key Energy Services Inc.	7,481	44
*,^	Sanchez Energy Corp.	57,832	40
*	Eclipse Resources Corp.	31,092	35
*	Profire Energy Inc.	17,287	34
*	Vivint Solar Inc.	6,036	33
*	Independence Contract Drilling Inc.	9,375	32
*	Resolute Energy Corp.	850	30
*	NextDecade Corp.	5,563	28
*	Ramaco Resources Inc.	4,044	21
*	Par Pacific Holdings Inc.	1,232	21
*	Zion Oil & Gas Inc.	38,997	18
*	RigNet Inc.	670	12
*	Pioneer Energy Services Corp.	4,575	12
*	Isramco Inc.	76	9
*	Rosehill Resources Inc. Class A	957	4
*	Ranger Energy Services Inc.	16	—
			14,536
Financial Services (10.7%)
	Primerica Inc.	31,599	3,756
	First Financial Bankshares Inc.	47,568	3,117
*	Green Dot Corp. Class A	35,371	2,948
	FirstCash Inc.	31,836	2,835
	EastGroup Properties Inc.	25,802	2,581
	Ryman Hospitality Properties Inc.	32,796	2,431
	RLI Corp.	24,173	1,833

	Kemper Corp.	22,429	1,707
	Americold Realty Trust	63,083	1,691
^	Tanger Factory Outlet Centers Inc.	67,342	1,593
	Bank of NT Butterfield & Son Ltd.	40,014	1,588
*	LendingTree Inc.	5,855	1,524
	PS Business Parks Inc.	10,006	1,411
*	Essent Group Ltd.	35,864	1,383
	Federated Investors Inc. Class B	52,069	1,379
*	Axos Financial Inc.	43,409	1,354
	ServisFirst Bancshares Inc.	34,123	1,343
	Ameris Bancorp	31,123	1,333
	Moelis & Co. Class A	32,608	1,318
	HFF Inc. Class A	27,579	1,114
*	Eagle Bancorp Inc.	18,926	1,091
*	FCB Financial Holdings Inc. Class A	27,260	1,081
	Houlihan Lokey Inc. Class A	24,398	1,032
	EVERTEC Inc.	37,264	1,018
	National Health Investors Inc.	13,052	1,018
	Universal Insurance Holdings Inc.	23,122	1,015
*,^	Redfin Corp.	57,842	981
	Artisan Partners Asset Management Inc. Class A	35,103	956
	Four Corners Property Trust Inc.	33,991	943
	Kennedy-Wilson Holdings Inc.	46,680	914
	Kinsale Capital Group Inc.	14,388	895
*	Cardtronics plc Class A	23,362	758
*	NMI Holdings Inc. Class A	37,825	739
	National General Holdings Corp.	27,023	717
	QTS Realty Trust Inc. Class A	17,195	698
*	Triumph Bancorp Inc.	17,519	671
	BrightSphere Investment Group plc	50,610	667
	PJT Partners Inc.	13,618	643
	First Industrial Realty Trust Inc.	19,458	624
	Cohen & Steers Inc.	16,299	609
	WisdomTree Investments Inc.	85,422	606
	Lakeland Financial Corp.	13,079	606
	Universal Health Realty Income Trust	8,491	596
	Cass Information Systems Inc.	8,730	576
*,^	Trupanion Inc.	18,407	551
	LegacyTexas Financial Group Inc.	13,898	539
*	Enova International Inc.	24,319	538
	Home BancShares Inc.	26,784	525
	Preferred Bank	10,178	521
*	Marcus & Millichap Inc.	14,198	518
	Alexander’s Inc.	1,555	483
	Meta Financial Group Inc.	20,397	466
*	Cushman & Wakefield plc	24,648	459
	Glacier Bancorp Inc.	9,613	454
	GEO Group Inc.	18,436	428
	Hamilton Lane Inc. Class A	10,898	412
	Saul Centers Inc.	7,817	412
	Diamond Hill Investment Group Inc.	2,384	401
	Guaranty Bancorp	15,318	392
	Heritage Commerce Corp.	26,079	373
	Carolina Financial Corp.	10,727	369
	Cadence BanCorp Class A	17,853	366
	People’s Utah Bancorp	11,231	363
	James River Group Holdings Ltd.	9,099	346

*	Health Insurance Innovations Inc. Class A	9,332	344
*	Pacific Premier Bancorp Inc.	11,079	342
	RMR Group Inc. Class A	5,144	333
*	Everi Holdings Inc.	47,646	320
	Kearny Financial Corp.	22,969	304
	Greenhill & Co. Inc.	12,607	297
	UMH Properties Inc.	20,911	272
	Urban Edge Properties	13,016	260
	National Bank Holdings Corp. Class A	6,968	259
*	Focus Financial Partners Inc. Class A	8,243	255
*	On Deck Capital Inc.	32,380	254
	Enterprise Financial Services Corp.	5,631	252
	Farmers & Merchants Bancorp Inc.	5,904	242
*	Evo Payments Inc. Class A	9,255	242
*	Atlantic Capital Bancshares Inc.	13,030	240
*	National Commerce Corp.	5,764	238
	Westwood Holdings Group Inc.	6,051	237
	WSFS Financial Corp.	5,598	236
	State Bank Financial Corp.	9,567	231
	MB Financial Inc.	4,907	225
	Independent Bank Group Inc.	3,918	224
	FB Financial Corp.	5,734	222
	United Insurance Holdings Corp.	11,368	221
	Midland States Bancorp Inc.	7,857	204
	Pennsylvania REIT	24,348	199
	Ladenburg Thalmann Financial Services Inc.	68,292	195
*	Donnelley Financial Solutions Inc.	11,633	194
	Easterly Government Properties Inc.	10,451	190
	Blue Hills Bancorp Inc.	7,961	189
	Armada Hoffler Properties Inc.	11,590	176
	BancFirst Corp.	3,108	173
*	Seacoast Banking Corp. of Florida	5,982	173
	Live Oak Bancshares Inc.	9,668	173
	Washington Trust Bancorp Inc.	3,165	166
	Origin Bancorp Inc.	4,450	166
	Independent Bank Corp.	2,019	162
*	Cowen Inc. Class A	9,600	153
*	First Foundation Inc.	9,033	145
	Newmark Group Inc. Class A	16,996	143
	Clipper Realty Inc.	10,937	141
	United Community Banks Inc.	5,398	140
*	Customers Bancorp Inc.	7,092	138
*	Veritex Holdings Inc.	5,230	134
	Federal Agricultural Mortgage Corp.	2,026	134
	Pzena Investment Management Inc. Class A	12,990	133
	Monmouth Real Estate Investment Corp.	9,233	129
*	Safeguard Scientifics Inc.	14,140	127
	Walker & Dunlop Inc.	2,594	123
*	Equity Bancshares Inc. Class A	3,183	120
	German American Bancorp Inc.	3,759	119
*	TriState Capital Holdings Inc.	4,709	118
	Union Bankshares Inc.	2,599	117
	ConnectOne Bancorp Inc.	5,788	117
	National Storage Affiliates Trust	4,122	115
*	Curo Group Holdings Corp.	8,567	114
	Granite Point Mortgage Trust Inc.	5,822	110
	Navigators Group Inc.	1,559	108

	Stock Yards Bancorp Inc.	3,308	104
*	I3 Verticals Inc. Class A	4,535	102
	Independent Bank Corp.	4,440	102
	Hingham Institution for Savings	453	101
	HomeTrust Bancshares Inc.	3,838	100
	FedNat Holding Co.	4,488	98
	Investment Technology Group Inc.	3,184	96
*	Regional Management Corp.	3,406	92
*	HarborOne Bancorp Inc.	4,936	88
	Meridian Bancorp Inc.	5,333	87
	Sterling Bancorp Inc.	10,302	87
	Silvercrest Asset Management Group Inc. Class A	6,084	85
	City Holding Co.	1,098	84
	Merchants Bancorp	3,487	83
	United Fire Group Inc.	1,504	81
	Green Bancorp Inc.	3,650	74
*	Elevate Credit Inc.	14,787	72
	FS Bancorp Inc.	1,377	66
*,^	Siebert Financial Corp.	5,052	65
	Virtus Investment Partners Inc.	681	65
	Cambridge Bancorp	734	64
	Hanmi Financial Corp.	2,833	64
*	Trinity Place Holdings Inc.	12,858	63
	Greene County Bancorp Inc.	1,835	62
*	MBIA Inc.	6,488	60
*	Allegiance Bancshares Inc.	1,572	60
*	Maui Land & Pineapple Co. Inc.	4,975	57
	Civista Bancshares Inc.	2,624	56
	City Office REIT Inc.	4,860	53
*	Republic First Bancorp Inc.	6,908	52
	West Bancorporation Inc.	2,485	51
*	BSB Bancorp Inc.	1,542	51
	Central Pacific Financial Corp.	1,796	50
	Consolidated-Tomoka Land Co.	857	50
	Investar Holding Corp.	1,978	50
	Essential Properties Realty Trust Inc.	3,286	46
	Piper Jaffray Cos.	649	46
	Tompkins Financial Corp.	531	43
*	Esquire Financial Holdings Inc.	1,725	43
	TriCo Bancshares	1,084	42
	Old Line Bancshares Inc.	1,337	41
	Global Indemnity Ltd.	1,134	39
*	FRP Holdings Inc.	814	38
*	Ambac Financial Group Inc.	2,131	37
	Stewart Information Services Corp.	847	36
	Investors Title Co.	175	33
*	Howard Bancorp Inc.	1,890	30
*	Ashford Inc.	437	29
	Kingstone Cos. Inc.	1,832	29
	PCSB Financial Corp.	1,385	28
	Heritage Insurance Holdings Inc.	1,655	27
	Capstar Financial Holdings Inc.	1,600	26
	Waterstone Financial Inc.	1,534	26
	NexPoint Residential Trust Inc.	703	26
	Amalgamated Bank Class A	968	21
	Bankwell Financial Group Inc.	696	21
*	Southern First Bancshares Inc.	514	19

	Pacific City Financial Corp.	1,169	19
*	Malvern Bancorp Inc.	896	19
	Value Line Inc.	654	17
	CNB Financial Corp.	621	17
	Enterprise Bancorp Inc.	473	16
	Reliant Bancorp Inc.	567	13
*	Entegra Financial Corp.	575	13
	Macatawa Bank Corp.	1,271	13
	GAMCO Investors Inc. Class A	564	12
	First Financial Northwest Inc.	769	12
	Southern Missouri Bancorp Inc.	306	11
	Northeast Bancorp	567	11
	Unity Bancorp Inc.	470	10
*	Coastal Financial Corp.	629	10
*	Altisource Portfolio Solutions SA	421	10
*	Spirit of Texas Bancshares Inc.	422	9
	Fidelity D&D Bancorp Inc.	110	7
*	Provident Bancorp Inc.	234	6
	Oak Valley Bancorp	288	5
*	MoneyGram International Inc.	2,046	4
	Griffin Industrial Realty Inc.	116	4
	Oconee Federal Financial Corp.	83	2
*	Rafael Holdings Inc. Class B	46	—
	CPI Card Group Inc.	51	—
	Western New England Bancorp Inc.	1	—
			81,238
Health Care (26.2%)
*	Haemonetics Corp.	38,045	4,081
*	HealthEquity Inc.	39,622	3,514
*	Medidata Solutions Inc.	42,295	3,266
*	Teladoc Health Inc.	49,048	3,063
*	LivaNova plc	28,196	2,853
*	Loxo Oncology Inc.	19,697	2,766
*	Amedisys Inc.	19,598	2,670
*	Globus Medical Inc.	53,336	2,576
*	Wright Medical Group NV	91,074	2,546
*	Merit Medical Systems Inc.	39,010	2,460
*	Ligand Pharmaceuticals Inc.	15,366	2,424
*	Horizon Pharma plc	121,123	2,420
*	NuVasive Inc.	37,720	2,402
*	Neogen Corp.	36,903	2,394
*	Array BioPharma Inc.	149,339	2,379
*	Emergent BioSolutions Inc.	32,626	2,377
*	FibroGen Inc.	54,788	2,376
*	LHC Group Inc.	21,618	2,267
*	AMN Healthcare Services Inc.	34,566	2,202
*	Omnicell Inc.	28,352	2,190
*	Inogen Inc.	12,937	1,906
*	Immunomedics Inc.	94,597	1,900
*	HMS Holdings Corp.	52,889	1,890
*	Ultragenyx Pharmaceutical Inc.	34,567	1,855
*	Repligen Corp.	28,667	1,854
*	Novocure Ltd.	53,918	1,850
*	Intercept Pharmaceuticals Inc.	16,104	1,786
*	Blueprint Medicines Corp.	30,381	1,743
*	Supernus Pharmaceuticals Inc.	35,952	1,705
*	BioTelemetry Inc.	23,787	1,687

	Ensign Group Inc.	36,200	1,642
*	Tenet Healthcare Corp.	61,451	1,602
*	Glaukos Corp.	24,240	1,597
*	MyoKardia Inc.	24,999	1,552
*	Select Medical Holdings Corp.	79,657	1,544
*	Amicus Therapeutics Inc.	139,330	1,538
*	Quidel Corp.	25,089	1,526
*	Halozyme Therapeutics Inc.	91,895	1,517
*	Integer Holdings Corp.	16,736	1,483
*	Heron Therapeutics Inc.	50,656	1,455
*	Xencor Inc.	33,914	1,425
*	Pacira Pharmaceuticals Inc.	29,216	1,412
*	Ironwood Pharmaceuticals Inc. Class A	101,991	1,410
*	REGENXBIO Inc.	23,241	1,392
*	Myriad Genetics Inc.	43,078	1,389
*	ACADIA Pharmaceuticals Inc.	72,281	1,378
*	Tandem Diabetes Care Inc.	37,402	1,377
*	NxStage Medical Inc.	47,384	1,338
*	iRhythm Technologies Inc.	17,720	1,313
*	Acceleron Pharma Inc.	23,579	1,248
*	STAAR Surgical Co.	32,285	1,227
*	Atara Biotherapeutics Inc.	30,638	1,224
*	Genomic Health Inc.	15,373	1,215
*	Tivity Health Inc.	29,327	1,201
*	Arena Pharmaceuticals Inc.	29,081	1,193
*	PTC Therapeutics Inc.	33,252	1,181
*	Global Blood Therapeutics Inc.	36,625	1,155
*	Amneal Pharmaceuticals Inc.	63,608	1,127
	US Physical Therapy Inc.	9,108	1,084
*	Aerie Pharmaceuticals Inc.	26,200	1,045
*	Editas Medicine Inc.	33,337	1,039
*	Medicines Co.	46,838	1,037
*	AnaptysBio Inc.	13,862	1,034
*	Endocyte Inc.	43,406	1,026
*	Insmed Inc.	55,933	1,002
*	Corcept Therapeutics Inc.	71,340	994
*	Medpace Holdings Inc.	15,872	983
*	Spectrum Pharmaceuticals Inc.	67,759	980
*	Enanta Pharmaceuticals Inc.	12,236	968
*	Spark Therapeutics Inc.	22,973	968
*,^	Portola Pharmaceuticals Inc.	44,181	965
*	Tabula Rasa HealthCare Inc.	12,789	965
*	Zogenix Inc.	22,988	945
*	Vanda Pharmaceuticals Inc.	37,503	939
*,^	Arrowhead Pharmaceuticals Inc.	63,577	923
*	Innoviva Inc.	50,344	919
*	Sangamo Therapeutics Inc.	74,075	916
*,^	Esperion Therapeutics Inc.	16,711	888
*	Nevro Corp.	21,261	883
*,^	Theravance Biopharma Inc.	31,296	864
*	Reata Pharmaceuticals Inc. Class A	13,656	862
*	AxoGen Inc.	24,893	833
*	Natus Medical Inc.	23,542	833
*	AtriCure Inc.	24,489	820
*	Codexis Inc.	37,190	815
	Atrion Corp.	1,045	808
*	NeoGenomics Inc.	46,358	760

*	Aimmune Therapeutics Inc.	31,629	751
*	Varex Imaging Corp.	27,882	735
*	Cardiovascular Systems Inc.	23,712	732
*	Retrophin Inc.	29,597	726
*	Tactile Systems Technology Inc.	12,840	722
*	Biohaven Pharmaceutical Holding Co. Ltd.	20,752	705
*	Pacific Biosciences of California Inc.	88,970	696
*	CareDx Inc.	23,086	676
*,^	TherapeuticsMD Inc.	133,428	671
*	Invitae Corp.	47,969	668
*	Momenta Pharmaceuticals Inc.	56,046	664
*	Intersect ENT Inc.	21,899	657
*,^	Denali Therapeutics Inc.	33,282	638
*	R1 RCM Inc.	68,875	631
*	BioCryst Pharmaceuticals Inc.	67,660	621
*	WaVe Life Sciences Ltd.	12,874	616
*	Clovis Oncology Inc.	34,776	599
*	Madrigal Pharmaceuticals Inc.	5,067	586
*	Orthofix Medical Inc.	9,678	583
*	G1 Therapeutics Inc.	15,204	581
*	Iovance Biotherapeutics Inc.	60,018	580
*	ImmunoGen Inc.	104,854	578
*	Providence Service Corp.	8,144	577
*	Surmodics Inc.	9,471	574
*	Mirati Therapeutics Inc.	14,734	569
*	Fate Therapeutics Inc.	36,680	563
*	Vericel Corp.	31,382	552
*	Audentes Therapeutics Inc.	21,905	536
*	CryoLife Inc.	17,638	535
*	OraSure Technologies Inc.	41,706	530
*,^	Intrexon Corp.	53,777	527
*	Addus HomeCare Corp.	6,911	513
*	Heska Corp.	4,864	506
	Meridian Bioscience Inc.	26,641	505
*	Cambrex Corp.	10,407	498
*	Puma Biotechnology Inc.	21,268	494
*	Dicerna Pharmaceuticals Inc.	33,122	494
*	MacroGenics Inc.	28,633	493
*	Radius Health Inc.	29,552	493
*	Revance Therapeutics Inc.	23,963	490
*	Lantheus Holdings Inc.	24,984	468
	Phibro Animal Health Corp. Class A	13,788	467
*,^	Omeros Corp.	33,470	467
	CONMED Corp.	6,816	463
*	CorVel Corp.	6,632	462
*	Alder Biopharmaceuticals Inc.	34,468	461
*	Dynavax Technologies Corp.	40,525	458
*	Cerus Corp.	86,776	456
*	CytomX Therapeutics Inc.	32,508	449
*	Intellia Therapeutics Inc.	24,266	435
*	NextGen Healthcare Inc.	24,535	431
*,^	Viking Therapeutics Inc.	37,876	428
*	Athenex Inc.	32,104	424
*	Coherus Biosciences Inc.	37,914	419
*	Natera Inc.	24,043	416
*	Collegium Pharmaceutical Inc.	21,430	411
*	Apellis Pharmaceuticals Inc.	26,379	405

*,^	Flexion Therapeutics Inc.	24,528	400
*	Assembly Biosciences Inc.	15,351	396
*	Eagle Pharmaceuticals Inc.	7,734	390
*	Antares Pharma Inc.	105,419	381
	Luminex Corp.	12,835	377
*,^	Cara Therapeutics Inc.	20,603	375
*	RadNet Inc.	28,954	373
*,^	TransEnterix Inc.	116,709	363
*	Karyopharm Therapeutics Inc.	31,973	333
*	Rhythm Pharmaceuticals Inc.	11,117	328
*	ANI Pharmaceuticals Inc.	5,831	324
*	Inovio Pharmaceuticals Inc.	60,549	324
*,^	ZIOPHARM Oncology Inc.	96,084	322
	LeMaitre Vascular Inc.	11,504	321
*	Progenics Pharmaceuticals Inc.	61,611	320
*,^	Akcea Therapeutics Inc.	9,314	316
*	Rigel Pharmaceuticals Inc.	110,545	313
*	Kindred Biosciences Inc.	22,648	308
*,^	Allakos Inc.	5,044	297
*	Dermira Inc.	25,543	297
*	ViewRay Inc.	44,035	295
*	Cymabay Therapeutics Inc.	32,963	294
	National Research Corp.	7,358	293
*,^	MediciNova Inc.	29,286	292
*	Sientra Inc.	16,949	288
*	NanoString Technologies Inc.	16,621	287
*	GlycoMimetics Inc.	24,813	285
*,^	Accelerate Diagnostics Inc.	19,036	281
*	Oxford Immunotec Global plc	18,533	279
*	Solid Biosciences Inc.	8,903	278
*,^	Sorrento Therapeutics Inc.	79,851	276
*	ArQule Inc.	71,838	267
*	Inspire Medical Systems Inc.	5,721	263
*	Kura Oncology Inc.	20,665	262
*	Akebia Therapeutics Inc.	31,917	258
*	BioSpecifics Technologies Corp.	4,201	258
*,^	Eloxx Pharmaceuticals Inc.	16,504	257
*,^	Verastem Inc.	50,185	256
*	Lexicon Pharmaceuticals Inc.	31,559	256
*	Veracyte Inc.	20,660	253
*	Corbus Pharmaceuticals Holdings Inc.	36,501	252
*	Accuray Inc.	61,193	251
*	Rocket Pharmaceuticals Inc.	15,244	246
*	Cytokinetics Inc.	30,701	241
*	PetIQ Inc. Class A	7,717	241
*	SIGA Technologies Inc.	37,913	237
*	Intra-Cellular Therapies Inc.	16,221	234
*	TG Therapeutics Inc.	45,872	231
*	Stemline Therapeutics Inc.	20,649	227
*	CytoSorbents Corp.	21,720	227
*,^	La Jolla Pharmaceutical Co.	15,661	227
*,§	Corium International Inc.	17,631	224
*	Amphastar Pharmaceuticals Inc.	9,919	215
*	Novavax Inc.	103,164	214
*	Tricida Inc.	7,110	212
*,^	Senseonics Holdings Inc.	62,231	212
*,^	Keryx Biopharmaceuticals Inc.	69,143	208

*	Epizyme Inc.	28,009	208
*	Cutera Inc.	9,999	205
*	Nuvectra Corp.	10,178	203
	Utah Medical Products Inc.	2,129	202
*,^	Geron Corp.	123,386	199
*	GenMark Diagnostics Inc.	37,866	197
*	Avid Bioservices Inc.	37,013	196
*	Syneos Health Inc.	3,753	194
*	Savara Inc.	20,928	188
*	Assertio Therapeutics Inc.	37,261	186
*,^	MannKind Corp.	102,458	182
*	IntriCon Corp.	5,266	182
*,^	Aptinyx Inc.	8,110	180
*	Voyager Therapeutics Inc.	15,668	179
*	Catalyst Pharmaceuticals Inc.	70,437	179
*	Kadmon Holdings Inc.	72,824	178
*,^	Paratek Pharmaceuticals Inc.	23,065	175
*,^	Abeona Therapeutics Inc.	20,528	168
*	ChemoCentryx Inc.	16,749	168
*	Homology Medicines Inc.	7,633	168
*	Deciphera Pharmaceuticals Inc.	6,420	167
*	Ocular Therapeutix Inc.	24,608	164
*	Capital Senior Living Corp.	18,024	162
*	Rubius Therapeutics Inc.	7,412	158
*	OrthoPediatrics Corp.	5,067	158
*	Allscripts Healthcare Solutions Inc.	15,513	158
*	Fluidigm Corp.	19,203	157
*,^	Athersys Inc.	79,856	153
*	Agenus Inc.	63,585	153
*	Aclaris Therapeutics Inc.	16,293	152
*	Tocagen Inc.	11,761	152
*	Minerva Neurosciences Inc.	19,048	151
*,^	Crinetics Pharmaceuticals Inc.	4,242	148
*	Castlight Health Inc. Class B	55,199	144
*	CASI Pharmaceuticals Inc.	32,989	143
*	American Renal Associates Holdings Inc.	8,558	142
*	Pieris Pharmaceuticals Inc.	37,986	129
*,^	Dova Pharmaceuticals Inc.	8,614	128
*	Endo International plc	10,491	126
*	Syros Pharmaceuticals Inc.	18,475	126
*,^	Seres Therapeutics Inc.	15,029	126
*	Cellular Biomedicine Group Inc.	6,242	124
*	Marinus Pharmaceuticals Inc.	26,626	124
*	Tyme Technologies Inc.	30,712	120
*,^	Insys Therapeutics Inc.	19,613	118
*	Civitas Solutions Inc.	8,433	117
*	Aduro Biotech Inc.	46,851	116
*	Palatin Technologies Inc.	143,518	116
*	Quanterix Corp.	6,161	115
*	Spring Bank Pharmaceuticals Inc.	10,240	115
*	Celcuity Inc.	4,246	114
*	Sienna Biopharmaceuticals Inc.	11,275	114
	Computer Programs & Systems Inc.	4,233	113
*	Aldeyra Therapeutics Inc.	12,397	111
*,^	Optinose Inc.	14,016	110
*,^	PolarityTE Inc.	7,299	108
*,^	Rockwell Medical Inc.	32,099	106

*	Zafgen Inc.	20,731	105
*	Aratana Therapeutics Inc.	15,993	104
*	Durect Corp.	115,773	103
*	Aeglea BioTherapeutics Inc.	11,921	100
*	T2 Biosystems Inc.	22,576	100
*,^	Evolus Inc.	6,648	99
*	Avrobio Inc.	3,711	99
*	Enzo Biochem Inc.	32,201	99
*,^	Helius Medical Technologies Inc. Class A	11,918	99
*,^	Pulse Biosciences Inc.	7,775	98
*	Idera Pharmaceuticals Inc.	13,962	96
*,^	AVEO Pharmaceuticals Inc.	45,470	94
*	Kezar Life Sciences Inc.	3,135	93
*	Forty Seven Inc.	4,973	92
*	Scholar Rock Holding Corp.	3,790	92
*	Quorum Health Corp.	20,868	92
*	Bellicum Pharmaceuticals Inc.	19,995	91
*	Acorda Therapeutics Inc.	4,238	87
*	Recro Pharma Inc.	12,870	85
*	Adamas Pharmaceuticals Inc.	8,193	84
*,^	Xeris Pharmaceuticals Inc.	4,028	84
*,^	Organovo Holdings Inc.	83,277	81
*	Pfenex Inc.	19,330	80
*	Kiniksa Pharmaceuticals Ltd. Class A	3,952	80
*	Allena Pharmaceuticals Inc.	8,476	79
*	Selecta Biosciences Inc.	13,167	79
*	Odonate Therapeutics Inc.	4,959	78
*	Proteostasis Therapeutics Inc.	15,200	77
*	Neuronetics Inc.	4,206	75
*,^	iRadimed Corp.	2,552	73
*	ADMA Biologics Inc.	13,828	73
*,^	Cohbar Inc.	17,449	71
*,^	Synergy Pharmaceuticals Inc.	181,518	70
*	Replimune Group Inc.	4,554	68
*	Genesis Healthcare Inc.	40,914	65
*	CTI BioPharma Corp.	37,330	63
*,^	Eidos Therapeutics Inc.	4,419	62
*,^	Teligent Inc.	30,108	62
*	Akorn Inc.	8,885	61
*	Cue Biopharma Inc.	12,824	60
*	Liquidia Technologies Inc.	2,675	60
*	Fennec Pharmaceuticals Inc.	8,277	55
*	Corvus Pharmaceuticals Inc.	9,183	55
*,^	Miragen Therapeutics Inc.	15,631	54
*	Arcus Biosciences Inc.	4,709	54
*	Kala Pharmaceuticals Inc.	8,512	54
*	Endologix Inc.	60,819	52
*	Calyxt Inc.	4,341	50
*	Jounce Therapeutics Inc.	11,502	50
*	Mersana Therapeutics Inc.	9,103	48
*	Mustang Bio Inc.	12,029	48
*	Zomedica Pharmaceuticals Corp.	28,614	48
*,^	UNITY Biotechnology Inc.	3,684	47
*,^	Ampio Pharmaceuticals Inc.	71,479	46
*	Apollo Medical Holdings Inc.	2,427	44
*	Translate Bio Inc.	5,970	43
*	Surface Oncology Inc.	5,310	43

*	Verrica Pharmaceuticals Inc.	3,532	42
*	BioScrip Inc.	10,387	41
*	Albireo Pharma Inc.	1,519	40
*	Evelo Biosciences Inc.	3,917	39
*	Neos Therapeutics Inc.	19,205	38
*,^	Innovate Biopharmaceuticals Inc.	13,532	35
*	MeiraGTx Holdings plc	2,434	33
*,^	Achaogen Inc.	20,303	33
*	ElectroCore Inc.	4,727	32
*	Arbutus Biopharma Corp.	6,931	30
*	Clearside Biomedical Inc.	20,449	30
*	XOMA Corp.	1,995	30
*	Fortress Biotech Inc.	24,302	30
*	RTI Surgical Inc.	7,078	30
*	Ovid therapeutics Inc.	7,171	29
*	BioTime Inc.	17,456	25
*	Aquestive Therapeutics Inc.	2,861	25
*,^	Magenta Therapeutics Inc.	2,458	24
*	Neon Therapeutics Inc.	3,840	24
*	Syndax Pharmaceuticals Inc.	4,341	22
*	Surgery Partners Inc.	1,367	20
*	Unum Therapeutics Inc.	2,586	18
*	FONAR Corp.	742	16
*,^	Nymox Pharmaceutical Corp.	8,580	16
*	Constellation Pharmaceuticals Inc.	2,454	15
*,^	Arsanis Inc.	3,396	13
*	Adverum Biotechnologies Inc.	3,063	11
*	AAC Holdings Inc.	5,321	11
*	AgeX Therapeutics Inc.	1,745	9
*	Ra Pharmaceuticals Inc.	595	9
*	Vital Therapies Inc.	22,235	7
*,^	GTx Inc.	3,700	5
*	Harvard Bioscience Inc.	1,348	5
*	Immune Design Corp.	3,165	5
*	resTORbio Inc.	370	5
*	NantHealth Inc.	5,016	4
*	Spero Therapeutics Inc.	281	2
*	NewLink Genetics Corp.	1,194	2
*	RA Medical Systems Inc.	101	1
*	Conatus Pharmaceuticals Inc.	48	—
*	Edge Therapeutics Inc.	238	—
*	Protagonist Therapeutics Inc.	24	—
*	Matinas BioPharma Holdings Inc.	125	—
*	vTv Therapeutics Inc. Class A	57	—
*	Viveve Medical Inc.	44	—
*	Strongbridge Biopharma plc	17	—
*	Obalon Therapeutics Inc.	48	—
*	Axovant Sciences Ltd.	41	—
*	Conformis Inc.	135	—
*	Aravive Inc.	10	—
*	Genocea Biosciences Inc.	84	—
*	Curis Inc.	55	—
*	Anavex Life Sciences Corp.	20	—
*	Asterias Biotherapeutics Inc. Class A	37	—
*	Advaxis Inc.	108	—
*	Quotient Ltd.	5	—
*	scPharmaceuticals Inc.	8	—

*	Zynerba Pharmaceuticals Inc.	6	—
*	Aileron Therapeutics Inc.	8	—
*	Oncocyte Corp.	7	—
*	VBI Vaccines Inc.	5	—
			198,466
Materials & Processing (7.1%)
*	Ingevity Corp.	31,034	3,042
*	Trex Co. Inc.	43,382	2,765
*	RBC Bearings Inc.	17,489	2,676
	Cabot Microelectronics Corp.	20,834	2,239
	Balchem Corp.	23,473	2,035
	Quaker Chemical Corp.	9,568	1,973
	PolyOne Corp.	55,528	1,867
	Simpson Manufacturing Co. Inc.	30,413	1,779
*	GCP Applied Technologies Inc.	52,787	1,441
	Comfort Systems USA Inc.	26,913	1,417
	HB Fuller Co.	27,743	1,338
*	Beacon Roofing Supply Inc.	36,961	1,288
*	Ferro Corp.	61,605	1,189
*	Summit Materials Inc. Class A	81,916	1,188
	Worthington Industries Inc.	28,262	1,171
	Compass Minerals International Inc.	22,943	1,149
	AAON Inc.	30,203	1,146
*	Builders FirstSource Inc.	82,560	1,117
	Trinseo SA	21,824	1,103
	Universal Forest Products Inc.	39,103	1,082
	Sensient Technologies Corp.	16,447	1,057
*	Masonite International Corp.	19,131	1,027
	Mueller Industries Inc.	41,728	994
*	JELD-WEN Holding Inc.	50,504	963
*	Continental Building Products Inc.	27,151	776
	Advanced Drainage Systems Inc.	26,509	723
	Mueller Water Products Inc. Class A	67,470	710
	Boise Cascade Co.	26,617	708
	Neenah Inc.	10,208	703
*	PGT Innovations Inc.	36,194	697
*	Patrick Industries Inc.	17,398	691
	Interface Inc. Class A	38,876	630
	Apogee Enterprises Inc.	17,147	625
*	Installed Building Products Inc.	16,042	621
	Kaiser Aluminum Corp.	6,196	606
	Chase Corp.	5,293	596
*	Kraton Corp.	20,812	545
*	MRC Global Inc.	33,035	520
	US Silica Holdings Inc.	34,391	488
	Global Brass & Copper Holdings Inc.	14,700	476
*	US Concrete Inc.	11,748	462
	Myers Industries Inc.	25,719	424
*	GMS Inc.	22,294	419
	DMC Global Inc.	10,430	380
*	Tahoe Resources Inc.	106,646	374
	Louisiana-Pacific Corp.	15,630	357
*	NCI Building Systems Inc.	31,132	353
	Tronox Ltd. Class A	31,600	334
	Insteel Industries Inc.	11,942	329
*	Cleveland-Cliffs Inc.	34,372	319
*	OMNOVA Solutions Inc.	31,983	261

*	Rexnord Corp.	8,706	247
*	AdvanSix Inc.	7,852	225
	Kronos Worldwide Inc.	16,556	205
*	Koppers Holdings Inc.	10,758	201
*	BlueLinx Holdings Inc.	6,508	176
*	Uranium Energy Corp.	116,886	154
	Gold Resource Corp.	33,781	129
	Omega Flex Inc.	2,127	118
	Schweitzer-Mauduit International Inc.	4,132	118
*,^	ChromaDex Corp.	28,155	100
*	Ryerson Holding Corp.	11,655	95
*	Coeur Mining Inc.	20,797	82
	Greif Inc. Class A	1,558	80
*,^	Forterra Inc.	13,802	68
	Hecla Mining Co.	25,305	60
*	Marrone Bio Innovations Inc.	37,791	57
	Innophos Holdings Inc.	2,053	57
*	Verso Corp.	1,783	45
*	BMC Stock Holdings Inc.	2,535	43
*	Lawson Products Inc.	1,127	35
*	Foundation Building Materials Inc.	3,249	32
*	Armstrong Flooring Inc.	1,333	21
*	Century Aluminum Co.	2,127	19
	Greif Inc. Class B	326	17
	Griffon Corp.	1,399	17
*	Amyris Inc.	3,141	16
*	Shiloh Industries Inc.	1,561	12
	United States Lime & Minerals Inc.	129	10
	Valhi Inc.	1,275	3
			53,615
Other (0.0%)[2]
*,^	Livent Corp.	2,563	47
*	Anaplan Inc.	1,436	40
*,§	A Schulman Inc. CVR	19,599	37
*	Guardant Health Inc.	786	28
*	Principia Biopharma Inc.	925	26
*	SI-BONE Inc.	1,333	24
*	Y-mAbs Therapeutics Inc.	797	20
*	Bank7 Corp.	1,000	19
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	3,989	18
*	YETI Holdings Inc.	1,033	17
*	SolarWinds Corp.	1,026	16
*	Twist Bioscience Corp.	501	13
*	Eventbrite Inc. Class A	361	11
*	Vapotherm Inc.	450	8
*	Kodiak Sciences Inc.	841	8
*	Elastic NV	104	7
*	Equillium Inc.	327	5
*	SVMK Inc.	359	5
*	Gritstone Oncology Inc.	168	5
*	Capital Bancorp Inc.	281	4
*	Upwork Inc.	180	3
*	PhaseBio Pharmaceuticals Inc.	693	2
*,§	Omthera Pharmaceuticals Inc. CVR	2,001	1
*	Arvinas Inc.	49	1
*,§	NewStar Financial Inc.	2,203	1
*	XOMA Corp. Rights Exp. 12/14/2018	229	1

*,§	Clinical Data CVR	367	—
*	Pulse Biosciences Inc. Rights Exp. 12/06/2018	7,775	—
			367
Producer Durables (15.6%)
	MAXIMUS Inc.	46,715	3,322
	Woodward Inc.	39,260	3,285
	Insperity Inc.	28,086	2,810
	MSA Safety Inc.	24,950	2,719
	Brink’s Co.	36,812	2,607
*	ASGN Inc.	37,207	2,577
	Healthcare Services Group Inc.	54,223	2,559
*	Proto Labs Inc.	19,837	2,553
*	Generac Holdings Inc.	44,462	2,531
	EMCOR Group Inc.	32,068	2,336
	Tetra Tech Inc.	37,956	2,314
*	MasTec Inc.	47,472	2,141
	Korn/Ferry International	42,118	2,063
	Hillenbrand Inc.	46,023	2,039
	Exponent Inc.	37,893	1,907
	John Bean Technologies Corp.	22,988	1,897
*	Axon Enterprise Inc.	42,133	1,832
	Applied Industrial Technologies Inc.	28,039	1,829
*	Aerojet Rocketdyne Holdings Inc.	51,134	1,800
	Deluxe Corp.	35,050	1,765
	EnerSys	20,150	1,760
*	Harsco Corp.	58,994	1,578
	Kennametal Inc.	36,721	1,536
	Albany International Corp.	21,101	1,527
*	TriNet Group Inc.	31,970	1,468
*	Dycom Industries Inc.	22,130	1,466
	Franklin Electric Co. Inc.	32,219	1,458
	Covanta Holding Corp.	86,356	1,430
*	ExlService Holdings Inc.	24,515	1,421
*	Paylocity Holding Corp.	21,166	1,420
	Forward Air Corp.	21,580	1,409
*	Advanced Energy Industries Inc.	28,889	1,359
*	Advanced Disposal Services Inc.	50,166	1,352
*	Itron Inc.	24,849	1,346
*	TopBuild Corp.	26,095	1,330
	Granite Construction Inc.	25,381	1,285
	Allegiant Travel Co. Class A	9,435	1,268
	Herman Miller Inc.	37,376	1,266
	HNI Corp.	31,948	1,232
*	Aerovironment Inc.	15,538	1,190
	Mobile Mini Inc.	28,870	1,167
	Badger Meter Inc.	20,983	1,165
	Kaman Corp.	20,177	1,145
*	Saia Inc.	18,862	1,138
	US Ecology Inc.	16,015	1,116
	Raven Industries Inc.	26,302	1,061
	Altra Industrial Motion Corp.	31,669	999
*	WageWorks Inc.	29,082	969
	Federal Signal Corp.	41,239	967
	McGrath RentCorp	17,760	949
	Sun Hydraulics Corp.	20,882	870
	Watts Water Technologies Inc. Class A	11,511	849
	Cubic Corp.	13,598	832

	Lindsay Corp.	7,839	793
*	Air Transport Services Group Inc.	42,641	790
	Tennant Co.	13,056	781
*	SPX Corp.	25,670	759
	Kadant Inc.	7,990	728
	Heartland Express Inc.	34,144	708
*	Hub Group Inc. Class A	15,231	677
	Knoll Inc.	33,354	646
*	Herc Holdings Inc.	17,545	626
*	Chart Industries Inc.	9,768	621
	Douglas Dynamics Inc.	16,226	605
*	CSW Industrials Inc.	11,346	601
	Standex International Corp.	7,318	583
*	Atkore International Group Inc.	28,513	582
	Pitney Bowes Inc.	68,859	581
*	FARO Technologies Inc.	11,603	577
	Actuant Corp. Class A	21,822	559
	Matson Inc.	14,054	553
	Mesa Laboratories Inc.	2,459	544
	Kforce Inc.	16,839	534
	Werner Enterprises Inc.	15,540	526
*	Evoqua Water Technologies Corp.	55,296	505
*	Astronics Corp.	15,558	505
	Alamo Group Inc.	6,096	505
*	NV5 Global Inc.	6,849	503
	Primoris Services Corp.	20,804	502
	Heidrick & Struggles International Inc.	13,642	500
*	Echo Global Logistics Inc.	19,330	490
*	Vicor Corp.	11,601	415
	H&E Equipment Services Inc.	18,129	402
	Rush Enterprises Inc. Class A	10,131	386
*	MYR Group Inc.	11,756	368
	Barrett Business Services Inc.	5,188	365
	Forrester Research Inc.	7,491	350
	Kimball International Inc. Class B	22,820	348
	Columbus McKinnon Corp.	9,987	348
*	OSI Systems Inc.	4,563	330
*	DXP Enterprises Inc.	8,946	324
*	Kratos Defense & Security Solutions Inc.	23,744	316
	TTEC Holdings Inc.	10,337	302
	Astec Industries Inc.	8,031	286
	AZZ Inc.	5,960	285
	Hackett Group Inc.	15,980	282
*,^	Plug Power Inc.	156,152	273
	Barnes Group Inc.	4,505	271
	Marten Transport Ltd.	12,965	253
*	Willscot Corp. Class A	17,595	242
	Allied Motion Technologies Inc.	5,107	242
	UniFirst Corp.	1,459	225
*	Willdan Group Inc.	5,755	217
*	Energy Recovery Inc.	26,316	215
*	CryoPort Inc.	18,753	203
	Spartan Motors Inc.	24,924	201
	ConvergeOne Holdings Inc.	15,380	193
*	Vishay Precision Group Inc.	5,647	192
	Systemax Inc.	6,788	189
	Moog Inc. Class A	2,057	180

*	Casella Waste Systems Inc. Class A	5,482	179
*	Control4 Corp.	7,923	172
*	Mistras Group Inc.	9,873	170
	Wabash National Corp.	10,860	169
*	Commercial Vehicle Group Inc.	22,142	155
*	Thermon Group Holdings Inc.	6,772	153
	BG Staffing Inc.	6,133	152
*	SP Plus Corp.	4,824	146
*	Napco Security Technologies Inc.	8,673	143
	Universal Logistics Holdings Inc.	6,073	142
*,^	Energous Corp.	17,357	142
*	PRGX Global Inc.	15,082	141
*	CAI International Inc.	5,633	138
	Advanced Emissions Solutions Inc.	12,624	136
*	BrightView Holdings Inc.	10,036	126
*	Exela Technologies Inc.	27,552	125
	Resources Connection Inc.	6,925	117
*	USA Truck Inc.	5,388	110
	ICF International Inc.	1,491	104
	EnPro Industries Inc.	1,478	104
*	Wesco Aircraft Holdings Inc.	10,827	103
*	Blue Bird Corp.	5,307	102
*	HC2 Holdings Inc.	31,162	98
^	EnviroStar Inc.	2,741	97
	ArcBest Corp.	2,329	94
	Gorman-Rupp Co.	2,750	92
*	Milacron Holdings Corp.	5,430	77
	CRA International Inc.	1,586	77
*	ServiceSource International Inc.	56,629	75
*	US Xpress Enterprises Inc. Class A	8,756	72
*	Modine Manufacturing Co.	5,410	71
*	PFSweb Inc.	11,123	68
*	Navistar International Corp.	1,983	64
*	Information Services Group Inc.	14,908	62
*	Manitex International Inc.	8,352	61
*	PAM Transportation Services Inc.	1,132	58
*	Sterling Construction Co. Inc.	4,480	58
	Rush Enterprises Inc. Class B	1,488	58
	Marlin Business Services Corp.	1,997	51
*,^	Arlo Technologies Inc.	4,002	48
	REV Group Inc.	3,879	47
*	General Finance Corp.	3,178	43
*	TrueBlue Inc.	1,646	42
*	Orion Group Holdings Inc.	9,404	41
*	Lydall Inc.	1,846	41
*	YRC Worldwide Inc.	5,090	29
*	Mesa Air Group Inc.	1,809	22
*	Team Inc.	1,223	20
*	Charah Solutions Inc.	2,997	19
	Miller Industries Inc.	633	18
*	Heritage-Crystal Clean Inc.	553	15
	VSE Corp.	466	14
*	Gencor Industries Inc.	1,016	12
*	Willis Lease Finance Corp.	289	11
	Graham Corp.	416	10
*	InnerWorkings Inc.	2,386	10
*	Twin Disc Inc.	503	9

*	ExOne Co.	45	—
			118,014
Technology (15.4%)
*	Integrated Device Technology Inc.	94,859	4,548
*	HubSpot Inc.	26,556	3,692
	Entegris Inc.	104,053	3,059
*	New Relic Inc.	32,535	2,837
*	Silicon Laboratories Inc.	31,460	2,780
	Blackbaud Inc.	35,443	2,596
*	Coupa Software Inc.	39,031	2,515
*	Semtech Corp.	43,836	2,338
*	ACI Worldwide Inc.	79,451	2,295
*	Cornerstone OnDemand Inc.	39,765	2,172
	Science Applications International Corp.	31,000	2,155
*	Lumentum Holdings Inc.	45,994	2,045
*	Yelp Inc. Class A	59,583	2,006
*	Qualys Inc.	24,696	1,945
*	iRobot Corp.	19,570	1,867
*	Five9 Inc.	42,115	1,806
*	Envestnet Inc.	32,492	1,775
*	Box Inc.	90,822	1,707
*	CommVault Systems Inc.	28,860	1,701
*	II-VI Inc.	45,378	1,698
*	Ellie Mae Inc.	25,050	1,685
*	Bottomline Technologies DE Inc.	29,498	1,624
*	Novanta Inc.	24,044	1,561
	Brooks Automation Inc.	51,098	1,551
*	Q2 Holdings Inc.	26,750	1,452
*	Cargurus Inc.	36,590	1,424
*	Imperva Inc.	25,588	1,420
*	LiveRamp Holdings Inc.	28,170	1,332
	Power Integrations Inc.	20,930	1,326
*	Alteryx Inc. Class A	21,367	1,286
*	Inphi Corp.	31,731	1,266
*	Varonis Systems Inc.	20,713	1,200
	Progress Software Corp.	33,088	1,163
*	Alarm.com Holdings Inc.	22,512	1,145
*	Blackline Inc.	26,261	1,126
	Plantronics Inc.	24,356	1,115
*	Everbridge Inc.	19,611	1,074
*	SPS Commerce Inc.	12,331	1,051
*,^	GTT Communications Inc.	31,123	1,048
*	SailPoint Technologies Holding Inc.	38,297	997
*	Groupon Inc. Class A	322,170	989
*	SendGrid Inc.	21,118	963
*	Apptio Inc. Class A	25,171	961
*	Cloudera Inc.	75,510	932
*	MaxLinear Inc.	45,675	932
*	Virtusa Corp.	20,877	925
*	Rogers Corp.	7,052	907
*	Mercury Systems Inc.	17,508	907
*	MINDBODY Inc. Class A	31,833	884
*	Vocera Communications Inc.	21,762	865
*	Yext Inc.	59,310	861
*	Rapid7 Inc.	26,714	850
	InterDigital Inc.	11,175	841
*	Hortonworks Inc.	51,585	831

	Ebix Inc.	17,580	830
*	Benefitfocus Inc.	16,447	824
*	LivePerson Inc.	42,358	799
*	ePlus Inc.	9,774	799
*	Workiva Inc.	20,828	779
*	Blucora Inc.	25,135	778
*	PROS Holdings Inc.	22,728	731
*	Altair Engineering Inc. Class A	22,096	714
*	TrueCar Inc.	67,561	703
	CSG Systems International Inc.	19,980	701
*	Appfolio Inc.	11,083	679
*	Inovalon Holdings Inc. Class A	50,315	669
*	Carbonite Inc.	22,921	649
	NIC Inc.	47,013	611
*	Viavi Solutions Inc.	59,469	603
*	Glu Mobile Inc.	81,290	602
*	ForeScout Technologies Inc.	21,940	596
*	Extreme Networks Inc.	83,821	552
*	Nanometrics Inc.	16,621	534
*	Lattice Semiconductor Corp.	85,925	504
*	Cision Ltd.	39,352	493
*	Rudolph Technologies Inc.	23,015	488
*	CalAmp Corp.	25,083	444
*	Insight Enterprises Inc.	9,596	428
*	Endurance International Group Holdings Inc.	51,214	425
*	Tucows Inc. Class A	6,948	403
*	Zscaler Inc.	10,172	399
*	Loral Space & Communications Inc.	9,386	399
*	OneSpan Inc.	23,018	391
*	CEVA Inc.	14,813	385
*,^	Ambarella Inc.	9,625	385
	Methode Electronics Inc.	12,263	372
*	Quantenna Communications Inc.	24,670	370
*	PlayAGS Inc.	16,047	360
*	Unisys Corp.	25,439	344
*	Upland Software Inc.	11,483	322
*,^	Ichor Holdings Ltd.	17,553	319
	QAD Inc. Class A	7,498	318
	NVE Corp.	3,257	311
*	Evolent Health Inc. Class A	11,547	297
*	NETGEAR Inc.	5,152	285
*	Casa Systems Inc.	17,917	279
*	Limelight Networks Inc.	79,763	262
*	Model N Inc.	18,757	258
*	MobileIron Inc.	52,901	257
*	Zix Corp.	38,318	255
*	Diodes Inc.	7,307	255
*	Impinj Inc.	11,929	253
*	SMART Global Holdings Inc.	7,271	249
*	Perficient Inc.	9,710	246
	Monotype Imaging Holdings Inc.	14,036	242
*	A10 Networks Inc.	36,649	231
*	Mitek Systems Inc.	23,970	229
*	Tenable Holdings Inc.	7,705	219
*,^	Applied Optoelectronics Inc.	10,458	215
*	TechTarget Inc.	14,840	214
	Cohu Inc.	10,611	208

*	USA Technologies Inc.	41,619	207
*	ShotSpotter Inc.	5,349	204
*	Ooma Inc.	13,378	200
*	Brightcove Inc.	26,537	191
*	ChannelAdvisor Corp.	17,682	190
*	Immersion Corp.	19,289	183
*	Avalara Inc.	5,270	169
	Simulations Plus Inc.	8,415	167
*	Calix Inc.	16,794	162
*	Digimarc Corp.	7,905	159
*	Aquantia Corp.	15,890	155
*	Amber Road Inc.	17,145	150
	Park Electrochemical Corp.	8,251	147
*	PAR Technology Corp.	6,842	136
*	Cray Inc.	5,062	133
*,^	VirnetX Holding Corp.	40,700	129
	American Software Inc.	12,338	128
*	Acacia Communications Inc.	2,875	123
	Xperi Corp.	7,601	107
*	Carbon Black Inc.	6,213	101
*,^	nLight Inc.	5,101	97
*	Adesto Technologies Corp.	18,032	96
*,^	Turtle Beach Corp.	5,751	93
*	Aerohive Networks Inc.	25,179	92
*	Avid Technology Inc.	14,294	92
*	Synaptics Inc.	2,386	92
*	Agilysys Inc.	5,327	88
*	Internap Corp.	14,700	88
*	Iteris Inc.	18,655	85
*	Cirrus Logic Inc.	2,259	85
*	eGain Corp.	11,050	82
*	Domo Inc.	5,133	82
*	Park City Group Inc.	9,926	81
*	Leaf Group Ltd.	9,003	73
*	FormFactor Inc.	4,297	71
*	Kopin Corp.	40,818	68
*	ACM Research Inc. Class A	5,932	66
*	Clearfield Inc.	5,091	63
*	Asure Software Inc.	9,161	52
*	3D Systems Corp.	4,008	50
*	Sparton Corp.	3,410	49
*	Telenav Inc.	11,089	46
*	Rimini Street Inc.	7,153	37
*,^	Veritone Inc.	5,874	35
*	Telaria Inc.	10,846	33
*	Travelzoo	3,504	32
*	Majesco	4,015	29
*	Remark Holdings Inc.	18,359	24
*	PDF Solutions Inc.	1,763	16
*	SecureWorks Corp. Class A	666	12
*	CyberOptics Corp.	21	—
*	Quantum Corp.	129	—
*	Pixelworks Inc.	74	—
*	PCM Inc.	15	—
*	MicroVision Inc.	212	—
*	Akoustis Technologies Inc.	27	—
			116,548

Utilities (1.8%)
	j2 Global Inc.	34,309	2,532
*	Vonage Holdings Corp.	162,200	1,718
	Shenandoah Telecommunications Co.	34,305	1,714
	Cogent Communications Holdings Inc.	30,763	1,492
*	8x8 Inc.	67,528	1,331
	American States Water Co.	18,204	1,221
*	Boingo Wireless Inc.	29,969	750
	SJW Group	10,196	571
	Middlesex Water Co.	10,013	519
*	ORBCOMM Inc.	53,433	507
	South Jersey Industries Inc.	9,329	291
	York Water Co.	8,463	280
	New Jersey Resources Corp.	4,710	229
*,^	Gogo Inc.	42,249	179
	California Water Service Group	2,916	133
	Chesapeake Utilities Corp.	1,274	110
	Global Water Resources Inc.	8,058	82
	Spark Energy Inc. Class A	8,267	75
*	Pure Cycle Corp.	6,397	67
*	Fusion Connect Inc.	1,990	5
	IDT Corp. Class B	53	—
			13,806
Total Common Stocks (Cost $686,138)			754,945

Coupon
Temporary Cash Investments (2.3%)1
Money Market Fund (2.2%)
3,4	Vanguard Market Liquidity Fund	2.407%	168,369	16,837

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.123%	12/13/18	100	100
5	United States Treasury Bill	2.479%	5/9/19	200	198

					298
Total Temporary Cash Investments (Cost $17,134)					17,135
Total Investments (101.9%) (Cost $703,272)					772,080
Other Assets and Liabilities-Net (-1.9%)4					(14,517)
Net Assets (100%)					757,563

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,750,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $14,940,000 of collateral received for securities on loan.
5	Securities with a value of $148,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	December 2018	36	2,762	(121)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Russell 2000 Growth Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	754,663	1	281
Temporary Cash Investments	16,837	299	—
Futures Contracts—Assets[1]	13	—	—
Total	771,513	299	281
1 Represents variation margin on the last day of the reporting period.

Russell 3000 Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	17,994	30,413
	Home Depot Inc.	51,054	9,206
	Comcast Corp. Class A	202,237	7,889
	Walt Disney Co.	66,044	7,627
	McDonald’s Corp.	34,374	6,480
	Walmart Inc.	63,136	6,165
*	Netflix Inc.	18,435	5,275
	Costco Wholesale Corp.	19,346	4,474
	NIKE Inc. Class B	55,532	4,172
*	Booking Holdings Inc.	2,097	3,967
	Starbucks Corp.	58,168	3,881
	Lowe’s Cos. Inc.	36,151	3,412
	TJX Cos. Inc.	55,555	2,714
*	Charter Communications Inc. Class A	7,721	2,542
	Twenty-First Century Fox Inc. Class A	46,287	2,290
	General Motors Co.	57,921	2,198
*	Tesla Inc.	5,989	2,099
	Target Corp.	23,697	1,682
	Ford Motor Co.	172,614	1,624
	Marriott International Inc. Class A	12,728	1,464
	Ross Stores Inc.	16,402	1,437
	Estee Lauder Cos. Inc. Class A	9,639	1,375
	Dollar General Corp.	11,877	1,318
	Yum! Brands Inc.	14,063	1,297
*	eBay Inc.	41,306	1,233
*	O’Reilly Automotive Inc.	3,500	1,214
	VF Corp.	14,302	1,163
	Carnival Corp.	17,925	1,081
	Twenty-First Century Fox Inc.	21,549	1,057
*	AutoZone Inc.	1,165	943
	Hilton Worldwide Holdings Inc.	12,373	935
*	Dollar Tree Inc.	10,375	900
	Las Vegas Sands Corp.	15,757	866
	Aptiv plc	11,659	838
	Royal Caribbean Cruises Ltd.	7,356	832
	CBS Corp. Class B	14,601	791
	Omnicom Group Inc.	9,860	759
*	Ulta Beauty Inc.	2,525	752
	Best Buy Co. Inc.	10,638	687
	Genuine Parts Co.	6,296	653
	Expedia Group Inc.	5,297	640
	Darden Restaurants Inc.	5,461	604
	MGM Resorts International	22,072	595
	Yum China Holdings Inc.	16,289	584
*	Lululemon Athletica Inc.	4,309	571
	DR Horton Inc.	15,231	567
	Advance Auto Parts Inc.	3,122	555

Russell 3000 Index Fund

*	CarMax Inc.	7,814	516
	Domino’s Pizza Inc.	1,851	513
	Tractor Supply Co.	5,375	511
*	Chipotle Mexican Grill Inc. Class A	1,073	508
	Lennar Corp. Class A	11,713	500
	Wynn Resorts Ltd.	4,530	496
	Tiffany & Co.	5,440	495
	Tapestry Inc.	12,673	493
	Vail Resorts Inc.	1,759	491
	Kohl’s Corp.	7,309	491
*	Norwegian Cruise Line Holdings Ltd.	9,532	489
*	Burlington Stores Inc.	2,928	485
	Viacom Inc. Class B	15,201	469
	Hasbro Inc.	5,104	464
	Macy’s Inc.	13,424	459
	Newell Brands Inc.	19,368	453
	Nielsen Holdings plc	15,657	425
*	Qurate Retail Group Inc. QVC Group Class A	18,685	415
	Aramark	10,738	409
*	Discovery Communications Inc.	14,259	398
	Interpublic Group of Cos. Inc.	16,943	398
	Lear Corp.	2,893	394
*	LKQ Corp.	13,876	386
	PVH Corp.	3,349	370
	BorgWarner Inc.	9,124	361
*	Liberty Broadband Corp.	4,242	360
	Service Corp. International	7,738	357
*	Liberty Media Corp-Liberty SiriusXM Class C	8,894	357
*	Mohawk Industries Inc.	2,750	352
^	Sirius XM Holdings Inc.	56,510	352
	Whirlpool Corp.	2,781	351
*	NVR Inc.	141	345
	Garmin Ltd.	5,061	337
*	Live Nation Entertainment Inc.	6,057	337
	L Brands Inc.	10,172	337
	KAR Auction Services Inc.	5,862	335
*	DISH Network Corp. Class A	9,766	320
	Harley-Davidson Inc.	7,349	311
*	Bright Horizons Family Solutions Inc.	2,498	304
	PulteGroup Inc.	11,383	302
*	TripAdvisor Inc.	4,577	293
	Foot Locker Inc.	5,165	291
	Pool Corp.	1,739	283
*	WABCO Holdings Inc.	2,319	282
*	Etsy Inc.	5,201	281
	Nordstrom Inc.	5,163	273
	Fortune Brands Home & Security Inc.	6,219	272
*	Michael Kors Holdings Ltd.	6,171	270
	Dunkin’ Brands Group Inc.	3,631	269
	Ralph Lauren Corp. Class A	2,408	268
*	Wayfair Inc.	2,524	268
	Gentex Corp.	11,853	267
*	ServiceMaster Global Holdings Inc.	6,022	267
	Gap Inc.	9,616	262
*	Grand Canyon Education Inc.	2,089	256
	Hanesbrands Inc.	15,706	250
	Polaris Industries Inc.	2,568	249
*	Five Below Inc.	2,377	249

Russell 3000 Index Fund

	News Corp. Class A	18,976	246
*	Liberty Media Corp-Liberty Formula One	8,186	244
	H&R Block Inc.	9,014	243
	Goodyear Tire & Rubber Co.	10,493	243
*	Discovery Communications Inc. Class A	7,711	237
	Leggett & Platt Inc.	5,816	225
*,^	Caesars Entertainment Corp.	26,077	222
*	Mattel Inc.	15,830	220
*	Madison Square Garden Co. Class A	808	218
*	Planet Fitness Inc. Class A	3,926	217
*	Under Armour Inc.	9,640	215
	Wyndham Hotels & Resorts Inc.	4,253	213
*	GCI Liberty Inc. Class A	4,421	212
	Texas Roadhouse Inc. Class A	3,133	207
	Williams-Sonoma Inc.	3,624	205
	Toll Brothers Inc.	6,156	203
*	Trade Desk Inc. Class A	1,415	202
	Brunswick Corp.	3,774	200
	Six Flags Entertainment Corp.	3,165	194
*	Ollie’s Bargain Outlet Holdings Inc.	2,140	190
	Carter’s Inc.	2,019	187
*	Deckers Outdoor Corp.	1,351	180
*	Under Armour Inc. Class A	7,508	179
	Cinemark Holdings Inc.	4,649	178
	Coty Inc. Class A	20,369	170
	Cable One Inc.	188	169
*	Helen of Troy Ltd.	1,165	167
	Nexstar Media Group Inc. Class A	1,938	160
*	Skechers U.S.A. Inc. Class A	5,784	156
	Tribune Media Co. Class A	3,782	152
	Cracker Barrel Old Country Store Inc.	839	152
	New York Times Co. Class A	5,617	151
	Extended Stay America Inc.	8,235	150
	Thor Industries Inc.	2,199	149
	Wendy’s Co.	8,225	147
*	Adtalem Global Education Inc.	2,549	147
	American Eagle Outfitters Inc.	7,016	147
	Aaron’s Inc.	3,046	143
*	Churchill Downs Inc.	513	142
*	2U Inc.	2,440	142
	World Wrestling Entertainment Inc. Class A	1,895	140
	Wolverine World Wide Inc.	4,020	139
	Signet Jewelers Ltd.	2,624	138
	Marriott Vacations Worldwide Corp.	1,690	137
	Hyatt Hotels Corp. Class A	1,924	137
*	Hilton Grand Vacations Inc.	4,209	135
*	Stamps.com Inc.	757	130
*	Liberty Broadband Corp. Class A	1,521	129
*	Chegg Inc.	4,612	129
*	Urban Outfitters Inc.	3,280	125
*	Eldorado Resorts Inc.	2,820	124
	TEGNA Inc.	9,240	123
	Graham Holdings Co. Class B	183	121
*	AMC Networks Inc. Class A	2,009	120
	Strategic Education Inc.	877	120
	Steven Madden Ltd.	3,709	120
	Dick’s Sporting Goods Inc.	3,306	119
	Columbia Sportswear Co.	1,285	117

Russell 3000 Index Fund

	Choice Hotels International Inc.	1,488	116
*	Cimpress NV	951	115
	Monro Inc.	1,398	114
	Lions Gate Entertainment Corp. Class B	6,154	111
	Jack in the Box Inc.	1,235	110
	John Wiley & Sons Inc. Class A	1,974	109
*	Sally Beauty Holdings Inc.	5,144	109
*	Dorman Products Inc.	1,209	106
	AMERCO	305	106
*	Tempur Sealy International Inc.	2,048	104
*	SiteOne Landscape Supply Inc.	1,690	104
*	Murphy USA Inc.	1,282	104
*	Penn National Gaming Inc.	4,639	103
*	Fox Factory Holding Corp.	1,603	102
	Dave & Buster’s Entertainment Inc.	1,752	100
*	Pandora Media Inc.	11,370	99
*	National Vision Holdings Inc.	2,661	98
	Brinker International Inc.	1,896	97
	Sinclair Broadcast Group Inc. Class A	3,078	97
*	Liberty Media Corp-Liberty SiriusXM Class A	2,419	96
*	Liberty Expedia Holdings Inc. Class A	2,293	96
*	RH	825	96
	Meredith Corp.	1,669	96
*	Visteon Corp.	1,282	95
	Adient plc	3,995	95
*	Liberty Latin America Ltd. Class A	5,067	92
	Dana Inc.	6,301	91
	Children’s Place Inc.	689	89
	Cheesecake Factory Inc.	1,869	88
*	AutoNation Inc.	2,364	88
*	Taylor Morrison Home Corp. Class A	5,180	88
*	TRI Pointe Group Inc.	6,987	87
	Wingstop Inc.	1,324	87
	Boyd Gaming Corp.	3,454	86
	Tupperware Brands Corp.	2,207	84
*	Avis Budget Group Inc.	2,853	84
	Red Rock Resorts Inc. Class A	3,157	83
*	Weight Watchers International Inc.	1,636	82
	DSW Inc. Class A	2,936	81
	Travelport Worldwide Ltd.	5,317	81
*	Michaels Cos. Inc.	4,778	81
*	SeaWorld Entertainment Inc.	2,838	81
	Lithia Motors Inc. Class A	973	81
*	Crocs Inc.	2,895	80
	LCI Industries	1,039	80
	Penske Automotive Group Inc.	1,826	80
*	Liberty TripAdvisor Holdings Inc. Class A	4,180	80
*	Cars.com Inc.	3,001	78
	International Game Technology plc	4,504	78
	Bed Bath & Beyond Inc.	5,995	77
	Big Lots Inc.	1,771	77
	KB Home	3,654	77
*	Roku Inc.	1,885	77
	Cooper Tire & Rubber Co.	2,230	76
	Office Depot Inc.	23,425	76
*	MSG Networks Inc.	2,760	74
*	G-III Apparel Group Ltd.	1,827	73
	Tenneco Inc. Class A	2,164	73

Russell 3000 Index Fund

	Dine Brands Global Inc.	797	71
	Oxford Industries Inc.	884	71
	Bloomin’ Brands Inc.	3,629	71
*	Gentherm Inc.	1,511	70
*	Shutterfly Inc.	1,388	69
*	Floor & Decor Holdings Inc. Class A	2,078	69
*	frontdoor Inc.	2,948	69
*	BJ’s Wholesale Club Holdings Inc.	2,938	69
	Lennar Corp. Class B	1,980	68
*	Belmond Ltd. Class A	3,699	67
	Callaway Golf Co.	3,923	67
*	Sotheby’s	1,662	66
*	Houghton Mifflin Harcourt Co.	6,573	65
	Guess? Inc.	2,718	65
	Sonic Corp.	1,487	65
*	Meritage Homes Corp.	1,687	65
*	Cooper-Standard Holdings Inc.	882	64
*	Gray Television Inc.	3,479	64
	PriceSmart Inc.	961	64
*	Cavco Industries Inc.	387	64
	La-Z-Boy Inc.	2,172	63
*	Carvana Co. Class A	1,465	63
	Abercrombie & Fitch Co.	2,990	63
	MDC Holdings Inc.	2,068	61
*	American Axle & Manufacturing Holdings Inc.	4,825	60
	GameStop Corp. Class A	4,375	60
*	Shake Shack Inc. Class A	1,069	59
*	Asbury Automotive Group Inc.	847	59
*	Meritor Inc.	3,496	58
	Matthews International Corp. Class A	1,365	58
*	Sleep Number Corp.	1,442	55
*	At Home Group Inc.	1,908	54
	Scholastic Corp.	1,141	53
	Caleres Inc.	1,732	52
*	Laureate Education Inc. Class A	3,519	52
	Gannett Co. Inc.	4,970	52
	Standard Motor Products Inc.	970	51
*	Instructure Inc.	1,331	50
*	Fitbit Inc. Class A	9,097	50
	Inter Parfums Inc.	790	49
	Nutrisystem Inc.	1,295	48
	Dillard’s Inc. Class A	690	48
	BJ’s Restaurants Inc.	860	47
	Group 1 Automotive Inc.	829	47
	Tailored Brands Inc.	2,017	46
	Papa John’s International Inc.	960	46
*	Stoneridge Inc.	1,709	46
*	Scientific Games Corp.	2,331	45
*	Liberty Media Corp-Liberty Formula One Class A	1,574	45
*	Liberty Media Corp-Liberty Braves	1,809	45
*	Hertz Global Holdings Inc.	2,320	43
*	Quotient Technology Inc.	3,501	43
	News Corp. Class B	3,151	42
*	Central Garden & Pet Co. Class A	1,356	42
*	Denny’s Corp.	2,536	42
	International Speedway Corp. Class A	990	42
*	Malibu Boats Inc. Class A	862	42
*	K12 Inc.	1,749	42

Russell 3000 Index Fund

	Sturm Ruger & Co. Inc.	777	42
*	IMAX Corp.	2,216	41
*	Fossil Group Inc.	2,115	41
*	American Woodmark Corp.	593	40
*	LGI Homes Inc.	813	38
*	Garrett Motion Inc.	3,256	37
	Viad Corp.	736	37
	Entercom Communications Corp. Class A	5,652	37
*	Career Education Corp.	2,725	37
*	Genesco Inc.	880	37
*	Hudson Ltd. Class A	1,743	36
*	XO Group Inc.	1,038	36
	Acushnet Holdings Corp.	1,550	35
	AMC Entertainment Holdings Inc. Class A	2,448	33
	Marcus Corp.	782	33
*	Liberty Latin America Ltd.	1,780	33
*	Monarch Casino & Resort Inc.	819	33
	EW Scripps Co. Class A	1,811	32
	Ruth’s Hospitality Group Inc.	1,298	32
	Winnebago Industries Inc.	1,253	31
	HealthStream Inc.	1,270	31
*	Rent-A-Center Inc.	2,116	31
*	American Outdoor Brands Corp.	2,529	31
*,^	JC Penney Co. Inc.	21,450	31
*	Central Garden & Pet Co. Class A	906	31
	New Media Investment Group Inc.	2,292	30
*	QuinStreet Inc.	1,860	30
*	M/I Homes Inc.	1,266	30
*	Vista Outdoor Inc.	2,577	29
*	Party City Holdco Inc.	2,373	28
*	Regis Corp.	1,530	28
	Chico’s FAS Inc.	5,155	28
^	Camping World Holdings Inc. Class A	1,468	28
	Shutterstock Inc.	722	28
*	Chuy’s Holdings Inc.	1,250	27
*	Boot Barn Holdings Inc.	1,177	27
	Viacom Inc. Class A	772	26
*	elf Beauty Inc.	2,044	26
	Movado Group Inc.	690	26
	Skyline Champion Corp.	1,152	26
	Clarus Corp.	2,238	25
*	Motorcar Parts of America Inc.	1,409	25
	Tower International Inc.	877	25
*	Kirkland’s Inc.	2,262	25
*	GoPro Inc. Class A	4,816	24
*	America’s Car-Mart Inc.	329	24
	Barnes & Noble Inc.	3,208	24
*	Red Robin Gourmet Burgers Inc.	687	24
*	Ascena Retail Group Inc.	7,864	24
	National CineMedia Inc.	3,417	24
*	Fiesta Restaurant Group Inc.	1,232	23
	National Presto Industries Inc.	180	23
*	Conn’s Inc.	803	22
*	MarineMax Inc.	1,052	22
	Haverty Furniture Cos. Inc.	1,083	22
	Tile Shop Holdings Inc.	3,751	22
*	American Public Education Inc.	693	22
	Ethan Allen Interiors Inc.	1,032	21

Russell 3000 Index Fund

	Shoe Carnival Inc.	560	21
*	Century Communities Inc.	1,018	21
*	El Pollo Loco Holdings Inc.	1,330	20
	Buckle Inc.	1,063	20
*	Biglari Holdings Inc.	29	20
	Hooker Furniture Corp.	649	20
*	MasterCraft Boat Holdings Inc.	727	19
*	Nautilus Inc.	1,379	18
*	Universal Electronics Inc.	510	18
*	Express Inc.	2,792	17
*	Zumiez Inc.	877	17
	Cato Corp. Class A	1,134	17
*	Overstock.com Inc.	870	17
*	Central European Media Enterprises Ltd. Class A	5,175	17
*	Lumber Liquidators Holdings Inc.	1,340	17
*	Care.com Inc.	924	17
*	William Lyon Homes Class A	1,311	16
*	Beazer Homes USA Inc.	1,425	16
*	Tribune Publishing Co.	1,092	16
*	Habit Restaurants Inc. Class A	1,257	16
*	Rosetta Stone Inc.	913	15
*	Del Taco Restaurants Inc.	1,417	15
	Johnson Outdoors Inc. Class A	212	15
	Lions Gate Entertainment Corp. Class A	773	15
*	Liberty Media Corp-Liberty Braves	588	15
*	1-800-Flowers.com Inc. Class A	1,174	15
	Sonic Automotive Inc. Class A	902	14
*	Hibbett Sports Inc.	915	14
*	Carrols Restaurant Group Inc.	1,278	14
*	Barnes & Noble Education Inc.	2,104	14
*	Daily Journal Corp.	59	14
*	Eros International plc	1,518	14
*	Duluth Holdings Inc.	427	13
*	WideOpenWest Inc.	1,379	13
*	ZAGG Inc.	1,275	13
*	Franklin Covey Co.	540	13
*	Reading International Inc. Class A	835	13
	Citi Trends Inc.	617	13
	Winmark Corp.	84	12
*	Sonos Inc.	987	12
*	Golden Entertainment Inc.	668	12
*	Lindblad Expeditions Holdings Inc.	930	12
	Clear Channel Outdoor Holdings Inc. Class A	2,248	11
*	Lands’ End Inc.	541	11
*	Vera Bradley Inc.	1,033	11
	Weyco Group Inc.	338	11
	RCI Hospitality Holdings Inc.	442	11
*	Drive Shack Inc.	2,271	11
	Bassett Furniture Industries Inc.	497	10
	Nathan’s Famous Inc.	141	10
	Carriage Services Inc. Class A	605	10
*	Bojangles’ Inc.	639	10
	Superior Industries International Inc.	1,377	10
	Entravision Communications Corp. Class A	3,094	10
	Emerald Expositions Events Inc.	848	10
	Speedway Motorsports Inc.	556	10
*	Sportsman’s Warehouse Holdings Inc.	2,115	10
*	Revlon Inc. Class A	358	9

Russell 3000 Index Fund

*	Cambium Learning Group Inc.	596	9
	Flexsteel Industries Inc.	338	8
*	Potbelly Corp.	815	8
*	Green Brick Partners Inc.	926	8
*	Century Casinos Inc.	1,006	8
*	Hovnanian Enterprises Inc. Class A	5,863	7
*	Del Frisco’s Restaurant Group Inc.	1,056	7
*	J. Jill Inc.	1,165	7
*	MDC Partners Inc. Class A	2,668	7
	Tilly’s Inc. Class A	561	6
*	Hemisphere Media Group Inc. Class A	457	6
*	Funko Inc. Class A	350	5
	Pier 1 Imports Inc.	3,612	5
*	Container Store Group Inc.	915	5
	Rocky Brands Inc.	185	5
*	Vuzix Corp.	702	4
*	Boston Omaha Corp. Class A	149	4
	Marine Products Corp.	165	4
*	Purple Innovation Inc.	494	4
*	Francesca’s Holdings Corp.	1,745	3
	Hamilton Beach Brands Holding Co. Class A	151	3
*	Fluent Inc.	942	3
	Big 5 Sporting Goods Corp.	902	3
	Superior Group of Cos. Inc.	171	3
*	Eastman Kodak Co.	773	3
*	New Home Co. Inc.	405	3
*	Noodles & Co. Class A	347	3
*	Town Sports International Holdings Inc.	383	3
*	J Alexander’s Holdings Inc.	251	3
*	Gaia Inc. Class A	196	3
	Bluegreen Vacations Corp.	178	2
*	RTW RetailWinds Inc.	700	2
*	Cardlytics Inc.	159	2
*	Red Lion Hotels Corp.	250	2
	Lifetime Brands Inc.	92	1
			176,181
Consumer Staples (5.9%)
	Procter & Gamble Co.	110,252	10,420
	Coca-Cola Co.	169,341	8,535
	PepsiCo Inc.	62,700	7,646
	Philip Morris International Inc.	68,780	5,952
	Altria Group Inc.	83,884	4,599
	CVS Health Corp.	56,831	4,558
	Walgreens Boots Alliance Inc.	37,434	3,170
	Mondelez International Inc. Class A	64,243	2,890
	Colgate-Palmolive Co.	37,661	2,392
	Kimberly-Clark Corp.	15,412	1,778
	Sysco Corp.	21,106	1,423
	Kraft Heinz Co.	26,725	1,366
	Constellation Brands Inc. Class A	6,943	1,359
	Archer-Daniels-Midland Co.	24,780	1,140
	General Mills Inc.	26,280	1,112
*	Monster Beverage Corp.	17,635	1,052
	Kroger Co.	35,062	1,040
	Clorox Co.	5,678	940
	McCormick & Co. Inc.	5,381	807
	Tyson Foods Inc. Class A	12,899	760

Russell 3000 Index Fund

	Church & Dwight Co. Inc.	10,749	711
	Kellogg Co.	11,046	703
	Hershey Co.	6,270	679
	Conagra Brands Inc.	20,709	670
	Brown-Forman Corp. Class B	12,351	589
	Hormel Foods Corp.	11,998	541
	JM Smucker Co.	4,844	506
	Molson Coors Brewing Co. Class B	7,631	502
	Lamb Weston Holdings Inc.	6,448	495
	Bunge Ltd.	6,195	354
	Ingredion Inc.	3,103	324
*	US Foods Holding Corp.	9,430	313
	Campbell Soup Co.	7,781	305
*	Post Holdings Inc.	2,887	279
*	Herbalife Nutrition Ltd.	4,791	274
	Keurig Dr Pepper Inc.	7,776	210
	Casey’s General Stores Inc.	1,588	206
	Nu Skin Enterprises Inc. Class A	2,374	157
	Flowers Foods Inc.	7,758	154
*	Performance Food Group Co.	4,391	151
	Lancaster Colony Corp.	823	148
*	Sprouts Farmers Market Inc.	5,497	127
*	TreeHouse Foods Inc.	2,374	125
	Energizer Holdings Inc.	2,599	117
	Brown-Forman Corp. Class A	2,377	116
	WD-40 Co.	607	106
	J&J Snack Foods Corp.	651	102
	Sanderson Farms Inc.	893	101
*	Boston Beer Co. Inc. Class A	355	97
*	Edgewell Personal Care Co.	2,319	97
	Spectrum Brands Holdings Inc.	1,834	91
	B&G Foods Inc.	2,788	85
*	Hain Celestial Group Inc.	4,047	84
	Medifast Inc.	521	77
	Calavo Growers Inc.	700	69
	Universal Corp.	1,069	68
*	USANA Health Sciences Inc.	549	67
*	Rite Aid Corp.	56,500	63
	Cal-Maine Foods Inc.	1,329	62
	Coca-Cola Bottling Co. Consolidated	282	60
*	United Natural Foods Inc.	2,611	56
	Vector Group Ltd.	4,354	55
	Core-Mark Holding Co. Inc.	2,021	53
*	Simply Good Foods Co.	2,571	52
*	Hostess Brands Inc. Class A	4,310	50
*	Pilgrim’s Pride Corp.	2,400	48
	National Beverage Corp.	545	48
	Fresh Del Monte Produce Inc.	1,320	44
	Seaboard Corp.	11	41
	MGP Ingredients Inc.	602	41
*	Chefs’ Warehouse Inc.	1,051	40
*	Freshpet Inc.	1,175	39
	Andersons Inc.	1,126	37
*	Diplomat Pharmacy Inc.	2,345	36
	SpartanNash Co.	1,576	30
	Tootsie Roll Industries Inc.	812	28
	PetMed Express Inc.	948	23
	John B Sanfilippo & Son Inc.	347	22

Russell 3000 Index Fund

	Dean Foods Co.	4,014	20
*	Primo Water Corp.	1,149	17
*	22nd Century Group Inc.	5,198	16
	Ingles Markets Inc. Class A	479	14
	Weis Markets Inc.	288	13
*	Seneca Foods Corp. Class A	391	13
	Limoneira Co.	518	13
*	Craft Brew Alliance Inc.	706	11
*	Cadiz Inc.	998	11
*	Natural Grocers by Vitamin Cottage Inc.	516	10
*	Farmer Brothers Co.	383	9
	Turning Point Brands Inc.	305	9
	Natural Health Trends Corp.	417	9
*	GNC Holdings Inc. Class A	2,838	8
*	Smart & Final Stores Inc.	1,163	7
*	Pyxus International Inc.	383	5
	Village Super Market Inc. Class A	189	5
*	Castle Brands Inc.	4,435	4
			73,860
Energy (5.2%)
	Exxon Mobil Corp.	187,582	14,913
	Chevron Corp.	84,352	10,033
	ConocoPhillips	51,816	3,429
	Schlumberger Ltd.	61,509	2,774
	EOG Resources Inc.	25,600	2,645
	Occidental Petroleum Corp.	33,936	2,385
	Marathon Petroleum Corp.	29,660	1,933
	Phillips 66	18,621	1,741
	Valero Energy Corp.	19,052	1,522
	Kinder Morgan Inc.	84,085	1,435
	Williams Cos. Inc.	53,877	1,364
	Halliburton Co.	38,607	1,213
	Anadarko Petroleum Corp.	22,772	1,205
*	Concho Resources Inc.	8,599	1,121
	ONEOK Inc.	18,167	1,116
	Pioneer Natural Resources Co.	7,493	1,107
	Diamondback Energy Inc.	6,789	749
	Hess Corp.	11,609	626
	Marathon Oil Corp.	37,366	624
*	Cheniere Energy Inc.	10,166	621
	Devon Energy Corp.	22,330	604
	Apache Corp.	16,784	590
	National Oilwell Varco Inc.	16,844	541
	Baker Hughes a GE Co. Class A	22,278	508
	Noble Energy Inc.	21,098	501
	Cabot Oil & Gas Corp.	19,287	485
	HollyFrontier Corp.	7,123	445
	Targa Resources Corp.	9,764	436
	Cimarex Energy Co.	4,129	338
	Helmerich & Payne Inc.	4,689	284
*	WPX Energy Inc.	17,397	243
*	Parsley Energy Inc. Class A	11,618	234
	Murphy Oil Corp.	7,133	228
	EQT Corp.	11,734	220
*	Equitrans Midstream Corp.	9,240	206
	PBF Energy Inc. Class A	5,305	205
*	Continental Resources Inc.	3,825	175

Russell 3000 Index Fund

	Valvoline Inc.	8,234	174
*	Transocean Ltd.	18,538	172
*	First Solar Inc.	3,570	159
*	Newfield Exploration Co.	8,677	147
	Delek US Holdings Inc.	3,652	145
*	Antero Resources Corp.	10,521	138
	Range Resources Corp.	9,233	134
	Patterson-UTI Energy Inc.	9,446	131
*	CNX Resources Corp.	9,252	128
*	Southwestern Energy Co.	25,871	125
*	Centennial Resource Development Inc. Class A	7,912	123
*,^	Chesapeake Energy Corp.	40,502	118
*	Whiting Petroleum Corp.	3,870	117
*	Apergy Corp.	3,387	116
	Peabody Energy Corp.	3,573	111
	Golar LNG Ltd.	4,088	109
*	Matador Resources Co.	4,610	105
	SM Energy Co.	4,856	99
*	PDC Energy Inc.	2,861	97
*	QEP Resources Inc.	10,626	85
*	Oasis Petroleum Inc.	11,546	82
*	Callon Petroleum Co.	9,615	82
	World Fuel Services Corp.	2,924	75
*	Rowan Cos. plc Class A	5,434	75
*	Oceaneering International Inc.	4,271	72
*	Ocean Rig UDW Inc.	2,487	69
	McDermott International Inc.	7,670	67
*	Carrizo Oil & Gas Inc.	3,893	67
	Arch Coal Inc. Class A	800	65
*	Gulfport Energy Corp.	7,567	64
*	NOW Inc.	4,674	63
*	Dril-Quip Inc.	1,568	62
*	SRC Energy Inc.	10,562	61
*	C&J Energy Services Inc.	3,483	60
*	Arcosa Inc.	2,154	59
*	Sunrun Inc.	3,993	58
*	Oil States International Inc.	2,475	55
	SemGroup Corp. Class A	3,335	54
	Archrock Inc.	5,228	53
*	Kosmos Energy Ltd.	9,864	53
*	Helix Energy Solutions Group Inc.	6,123	50
*	ProPetro Holding Corp.	3,082	50
*	California Resources Corp.	2,041	49
*	Cactus Inc. Class A	1,687	49
*	Renewable Energy Group Inc.	1,800	49
	Warrior Met Coal Inc.	1,987	47
	Nabors Industries Ltd.	14,301	46
*	Noble Corp. plc	11,067	46
*	Unit Corp.	2,182	45
*	Denbury Resources Inc.	19,594	44
*	CONSOL Energy Inc.	1,242	43
	Liberty Oilfield Services Inc. Class A	2,221	38
*	Resolute Energy Corp.	1,073	38
	TerraForm Power Inc. Class A	3,189	37
*	Diamond Offshore Drilling Inc.	2,769	35
*	Newpark Resources Inc.	4,535	35
*	Superior Energy Services Inc.	6,229	34
*	Laredo Petroleum Inc.	6,933	30

Russell 3000 Index Fund

	RPC Inc.	2,307	30
*	Penn Virginia Corp.	516	30
*	Exterran Corp.	1,331	30
*	Jagged Peak Energy Inc.	2,484	28
	CVR Energy Inc.	742	28
*	W&T Offshore Inc.	4,671	27
*	Bonanza Creek Energy Inc.	1,003	27
	Green Plains Inc.	1,622	26
*	Extraction Oil & Gas Inc.	4,564	26
*	Tellurian Inc.	3,575	26
*	Keane Group Inc.	2,207	25
*	Par Pacific Holdings Inc.	1,435	24
*	SunCoke Energy Inc.	2,479	24
*	Weatherford International plc	42,293	24
*	Matrix Service Co.	1,151	24
*	Northern Oil and Gas Inc.	9,006	23
*,^	Enphase Energy Inc.	4,092	22
*	Nine Energy Service Inc.	765	22
*	Forum Energy Technologies Inc.	3,200	21
*	Frank’s International NV	2,830	21
*	SunPower Corp. Class A	2,976	20
*	WildHorse Resource Development Corp.	1,076	20
*	REX American Resources Corp.	280	19
*	Select Energy Services Inc. Class A	1,944	19
*	Talos Energy Inc.	956	18
*	KLX Energy Services Holdings Inc.	912	18
*	Clean Energy Fuels Corp.	8,091	18
*	Trecora Resources	1,927	18
*	Ring Energy Inc.	2,284	16
*	Halcon Resources Corp.	5,612	16
*	RigNet Inc.	859	16
*	SandRidge Energy Inc.	1,585	16
*	Solaris Oilfield Infrastructure Inc. Class A	1,164	15
*	TPI Composites Inc.	551	15
*	TETRA Technologies Inc.	6,171	14
*	HighPoint Resources Corp.	4,291	14
*	SEACOR Marine Holdings Inc.	760	14
	Mammoth Energy Services Inc.	517	13
	Panhandle Oil and Gas Inc. Class A	769	13
*	Abraxas Petroleum Corp.	7,765	13
	Evolution Petroleum Corp.	1,359	12
*	Ameresco Inc. Class A	746	12
*	FTS International Inc.	1,181	12
*	Natural Gas Services Group Inc.	575	11
*	Era Group Inc.	1,047	11
*	Ultra Petroleum Corp.	7,630	10
*	Pioneer Energy Services Corp.	3,526	9
*	Alta Mesa Resources Inc. Class A	5,725	9
*	SilverBow Resources Inc.	323	8
*	Covia Holdings Corp.	1,236	7
*	Vivint Solar Inc.	1,189	7
*	CARBO Ceramics Inc.	1,298	6
*	Independence Contract Drilling Inc.	1,655	6
*	Basic Energy Services Inc.	834	5
*	Eclipse Resources Corp.	4,453	5
	Berry Petroleum Corp.	397	5
	Hallador Energy Co.	840	5
*	Midstates Petroleum Co. Inc.	561	5

Russell 3000 Index Fund

*	Lilis Energy Inc.	2,212	5
*	ION Geophysical Corp.	482	4
	Adams Resources & Energy Inc.	102	4
*	Flotek Industries Inc.	2,909	4
*	NCS Multistage Holdings Inc.	493	4
*	Smart Sand Inc.	1,083	4
*	Key Energy Services Inc.	555	3
*	Earthstone Energy Inc. Class A	459	3
*,^	Sanchez Energy Corp.	4,418	3
*	Cloud Peak Energy Inc.	3,576	3
*	Goodrich Petroleum Corp.	203	3
*	Infrastructure and Energy Alternatives Inc.	309	3
*	Approach Resources Inc.	2,034	3
*	Dawson Geophysical Co.	550	2
*,^	FuelCell Energy Inc.	2,800	2
*	EP Energy Corp. Class A	1,311	1
*	Zion Oil & Gas Inc.	2,601	1
*	Quintana Energy Services Inc.	125	1
			64,423
Financial Services (20.9%)
*	Berkshire Hathaway Inc. Class B	85,778	18,720
	JPMorgan Chase & Co.	148,145	16,472
	Bank of America Corp.	413,137	11,733
	Visa Inc. Class A	79,304	11,238
	Wells Fargo & Co.	192,221	10,434
	Mastercard Inc. Class A	40,676	8,179
	Citigroup Inc.	111,479	7,223
*	PayPal Holdings Inc.	52,567	4,511
	US Bancorp	68,229	3,716
	American Express Co.	31,400	3,525
	American Tower Corp.	19,401	3,191
	Goldman Sachs Group Inc.	15,668	2,988
	CME Group Inc.	15,649	2,975
	PNC Financial Services Group Inc.	20,581	2,794
	Chubb Ltd.	20,524	2,745
	Simon Property Group Inc.	13,640	2,533
	Morgan Stanley	54,436	2,416
	Charles Schwab Corp.	53,144	2,381
	BlackRock Inc.	5,451	2,333
	Crown Castle International Corp.	18,308	2,104
	Bank of New York Mellon Corp.	40,922	2,100
	Intercontinental Exchange Inc.	25,269	2,065
	S&P Global Inc.	11,138	2,037
	Marsh & McLennan Cos. Inc.	22,471	1,993
	Capital One Financial Corp.	21,120	1,894
	Prologis Inc.	27,653	1,862
	Aon plc	10,807	1,784
	BB&T Corp.	34,527	1,764
	Prudential Financial Inc.	18,583	1,742
	Progressive Corp.	25,667	1,701
	American International Group Inc.	39,336	1,701
	MetLife Inc.	37,380	1,668
	Fidelity National Information Services Inc.	14,620	1,578
	Travelers Cos. Inc.	11,948	1,558
	Aflac Inc.	34,002	1,555
*	Fiserv Inc.	17,978	1,423
	Public Storage	6,563	1,400

Russell 3000 Index Fund

	Allstate Corp.	15,350	1,369
	Equinix Inc.	3,503	1,350
	SunTrust Banks Inc.	20,603	1,292
	AvalonBay Communities Inc.	6,751	1,287
	State Street Corp.	16,592	1,212
	Welltower Inc.	16,415	1,187
	Moody’s Corp.	7,363	1,171
*	Worldpay Inc. Class A	13,220	1,134
	Equity Residential	15,788	1,125
	M&T Bank Corp.	6,445	1,089
	Discover Financial Services	15,156	1,081
	Digital Realty Trust Inc.	9,094	1,046
	T. Rowe Price Group Inc.	10,451	1,038
	Ventas Inc.	15,706	997
	Willis Towers Watson plc	5,823	928
	Northern Trust Corp.	9,304	923
	Boston Properties Inc.	6,820	895
	Weyerhaeuser Co.	33,433	883
*	Square Inc.	12,642	883
	KeyCorp	46,953	861
*	SBA Communications Corp. Class A	5,038	861
	Synchrony Financial	32,637	848
	Fifth Third Bancorp	29,654	828
	Realty Income Corp.	12,759	818
	Ameriprise Financial Inc.	6,259	812
	Regions Financial Corp.	48,909	805
	Global Payments Inc.	7,019	785
	Citizens Financial Group Inc.	21,148	769
	Essex Property Trust Inc.	2,887	758
*	FleetCor Technologies Inc.	3,881	751
	Huntington Bancshares Inc.	49,187	718
	First Republic Bank	7,141	708
	Hartford Financial Services Group Inc.	15,888	702
	Total System Services Inc.	7,916	692
*	Markel Corp.	600	686
	TD Ameritrade Holding Corp.	12,369	666
	Arthur J Gallagher & Co.	8,038	619
	Principal Financial Group Inc.	12,500	617
*	CBRE Group Inc. Class A	14,038	613
	Host Hotels & Resorts Inc.	32,155	611
	Lincoln National Corp.	9,645	607
	Comerica Inc.	7,650	606
	MSCI Inc. Class A	3,847	604
	HCP Inc.	20,506	600
	E*TRADE Financial Corp.	11,437	598
*	SVB Financial Group	2,342	597
	Loews Corp.	12,358	594
	Alexandria Real Estate Equities Inc.	4,581	570
	Annaly Capital Management Inc.	56,776	570
	Cincinnati Financial Corp.	6,752	552
	Vornado Realty Trust	7,559	544
	Equifax Inc.	5,291	543
	Broadridge Financial Solutions Inc.	5,127	543
	Cboe Global Markets Inc.	4,997	538
	TransUnion	8,175	528
	Extra Space Storage Inc.	5,362	515
	Mid-America Apartment Communities Inc.	4,931	511
	Ally Financial Inc.	18,519	494

Russell 3000 Index Fund

	UDR Inc.	11,473	489
*	Arch Capital Group Ltd.	17,034	488
	Jack Henry & Associates Inc.	3,408	476
	Nasdaq Inc.	5,099	466
	Raymond James Financial Inc.	5,773	460
*	First Data Corp. Class A	23,984	458
	Franklin Resources Inc.	13,474	457
	Duke Realty Corp.	15,577	443
	Alliance Data Systems Corp.	2,131	427
	Regency Centers Corp.	6,621	421
	Iron Mountain Inc.	12,394	421
	Federal Realty Investment Trust	3,179	420
	Zions Bancorp NA	8,629	420
	Reinsurance Group of America Inc. Class A	2,801	418
	AGNC Investment Corp.	23,031	408
	Torchmark Corp.	4,678	404
	Alleghany Corp.	634	400
	Everest Re Group Ltd.	1,783	396
	Equity LifeStyle Properties Inc.	3,958	394
	Sun Communities Inc.	3,783	394
	Fidelity National Financial Inc.	11,596	390
	FactSet Research Systems Inc.	1,654	388
	Western Union Co.	19,562	366
	Camden Property Trust	3,846	366
*	VICI Properties Inc.	16,675	363
	Invesco Ltd.	17,756	361
	MarketAxess Holdings Inc.	1,607	350
	SL Green Realty Corp.	3,625	350
	National Retail Properties Inc.	6,818	341
	East West Bancorp Inc.	6,336	340
	WR Berkley Corp.	4,183	330
	Unum Group	9,054	325
	Apartment Investment & Management Co.	6,885	324
	VEREIT Inc.	42,165	323
	Omega Healthcare Investors Inc.	8,501	323
	American Financial Group Inc.	3,146	322
	Voya Financial Inc.	6,977	314
	SEI Investments Co.	5,828	313
	WP Carey Inc.	4,619	313
*	Athene Holding Ltd. Class A	7,183	312
	Gaming and Leisure Properties Inc.	8,928	307
	Kimco Realty Corp.	18,487	302
	Brown & Brown Inc.	10,291	299
	Macerich Co.	5,899	297
	Kilroy Realty Corp.	4,231	297
	Liberty Property Trust	6,532	296
	Commerce Bancshares Inc.	4,685	295
	Signature Bank	2,363	291
	People’s United Financial Inc.	17,094	288
	Jefferies Financial Group Inc.	13,077	286
	Jones Lang LaSalle Inc.	1,993	285
*	WEX Inc.	1,814	281
	Invitation Homes Inc.	13,062	280
	Old Republic International Corp.	12,345	278
	New Residential Investment Corp.	16,154	278
	Lamar Advertising Co. Class A	3,661	278
	Medical Properties Trust Inc.	15,993	276
	Park Hotels & Resorts Inc.	8,792	271

Russell 3000 Index Fund

	Douglas Emmett Inc.	7,189	265
	Starwood Property Trust Inc.	11,734	262
	Affiliated Managers Group Inc.	2,313	257
	American Campus Communities Inc.	5,848	256
	CubeSmart	8,221	256
	Cullen/Frost Bankers Inc.	2,543	255
	CyrusOne Inc.	4,526	254
*	Euronet Worldwide Inc.	2,158	254
*	Fair Isaac Corp.	1,260	250
	Healthcare Trust of America Inc. Class A	8,879	250
	Popular Inc.	4,422	249
	LPL Financial Holdings Inc.	3,806	244
	STORE Capital Corp.	8,149	244
	Forest City Realty Trust Inc. Class A	9,577	242
	Webster Financial Corp.	3,999	241
	American Homes 4 Rent Class A	11,453	239
	Dun & Bradstreet Corp.	1,644	236
	First Horizon National Corp.	14,307	236
	CIT Group Inc.	5,065	235
	First American Financial Corp.	4,765	230
	RenaissanceRe Holdings Ltd.	1,736	230
	EPR Properties	3,188	226
	Assurant Inc.	2,311	225
*	Brighthouse Financial Inc.	5,567	224
	Primerica Inc.	1,877	223
	New York Community Bancorp Inc.	20,747	221
	PacWest Bancorp	5,381	217
	Brixmor Property Group Inc.	12,890	213
	Hanover Insurance Group Inc.	1,849	212
	Eaton Vance Corp.	5,051	206
	Hudson Pacific Properties Inc.	6,662	206
*	Western Alliance Bancorp	4,374	205
	Lazard Ltd. Class A	5,093	204
	Prosperity Bancshares Inc.	2,940	204
*	Credit Acceptance Corp.	497	203
	Axis Capital Holdings Ltd.	3,613	200
	JBG SMITH Properties	4,951	198
	Hospitality Properties Trust	7,321	196
	Synovus Financial Corp.	5,174	196
	Umpqua Holdings Corp.	10,147	195
*	SLM Corp.	18,781	193
	Highwoods Properties Inc.	4,420	192
	Life Storage Inc.	1,943	190
	Sterling Bancorp	9,827	190
	Blackstone Mortgage Trust Inc. Class A	5,384	189
	Wintrust Financial Corp.	2,443	189
	Assured Guaranty Ltd.	4,613	188
	FNB Corp.	15,208	186
	Pinnacle Financial Partners Inc.	3,246	186
	Interactive Brokers Group Inc.	3,217	186
	Kemper Corp.	2,444	186
*	Howard Hughes Corp.	1,673	185
*	MGIC Investment Corp.	15,751	184
*	Zillow Group Inc.	5,008	183
	First Financial Bankshares Inc.	2,775	182
*	Green Dot Corp. Class A	2,154	180
	IBERIABANK Corp.	2,399	179
	Wyndham Destinations Inc.	4,284	178

Russell 3000 Index Fund

	Healthcare Realty Trust Inc.	5,695	177
	Rayonier Inc.	5,521	175
	Associated Banc-Corp	7,508	174
	Radian Group Inc.	9,332	172
	FirstCash Inc.	1,908	170
	Glacier Bancorp Inc.	3,597	170
	Selective Insurance Group Inc.	2,519	167
	MB Financial Inc.	3,640	167
	First Industrial Realty Trust Inc.	5,194	167
	AXA Equitable Holdings Inc.	8,453	166
	Equity Commonwealth	5,127	163
*	Essent Group Ltd.	4,174	161
	TCF Financial Corp.	7,143	161
	Chimera Investment Corp.	8,231	158
	BankUnited Inc.	4,569	158
	Two Harbors Investment Corp.	10,897	157
	EastGroup Properties Inc.	1,558	156
	LaSalle Hotel Properties	4,860	156
	CoreSite Realty Corp.	1,597	156
	Sabra Health Care REIT Inc.	7,933	153
	First Citizens BancShares Inc. Class A	355	152
	United Bankshares Inc.	4,212	152
	RLJ Lodging Trust	7,429	151
	Chemical Financial Corp.	3,189	151
	Valley National Bancorp	13,854	150
	Ryman Hospitality Properties Inc.	2,009	149
	Cousins Properties Inc.	17,551	148
	Bank of Hawaii Corp.	1,852	148
	Sunstone Hotel Investors Inc.	9,662	147
	Apple Hospitality REIT Inc.	9,279	147
*	CoreLogic Inc.	3,624	147
	Uniti Group Inc.	7,302	146
	Hancock Whitney Corp.	3,616	145
	Evercore Inc. Class A	1,759	145
	Weingarten Realty Investors	4,987	144
	Erie Indemnity Co. Class A	1,051	144
	Senior Housing Properties Trust	10,387	143
	Bank OZK	5,269	143
	Stifel Financial Corp.	2,949	142
	MFA Financial Inc.	19,483	141
	Community Bank System Inc.	2,119	139
	Spirit Realty Capital Inc.	18,587	138
	Cathay General Bancorp	3,478	138
	Taubman Centers Inc.	2,577	136
	Physicians Realty Trust	7,657	136
	Home BancShares Inc.	6,782	133
	American Equity Investment Life Holding Co.	3,862	132
	Paramount Group Inc.	9,231	132
*	Texas Capital Bancshares Inc.	2,201	131
	Investors Bancorp Inc.	10,673	131
	Navient Corp.	11,347	130
	National Health Investors Inc.	1,673	130
	UMB Financial Corp.	1,925	130
	CNO Financial Group Inc.	7,060	129
	Colony Capital Inc.	20,935	129
	Rexford Industrial Realty Inc.	3,919	128
	Federated Investors Inc. Class B	4,805	127
	RLI Corp.	1,655	125

Russell 3000 Index Fund

	White Mountains Insurance Group Ltd.	135	125
	CoreCivic Inc.	5,682	125
	Columbia Banking System Inc.	3,040	124
	BGC Partners Inc. Class A	11,699	123
	Outfront Media Inc.	5,932	123
	Fulton Financial Corp.	7,073	123
	GEO Group Inc.	5,296	123
	First Hawaiian Inc.	4,682	122
	BancorpSouth Bank	3,947	122
	Brookfield Property REIT Inc. Class A	6,741	121
	Brandywine Realty Trust	8,483	121
	PS Business Parks Inc.	848	120
	Old National Bancorp	6,292	118
	BOK Financial Corp.	1,370	115
	Retail Properties of America Inc.	9,129	115
	First Financial Bancorp	4,071	114
	STAG Industrial Inc.	4,242	114
	South State Corp.	1,566	114
	Columbia Property Trust Inc.	5,277	113
	Corporate Office Properties Trust	4,626	113
	Simmons First National Corp. Class A	3,846	113
	Aspen Insurance Holdings Ltd.	2,686	112
	First Midwest Bancorp Inc.	4,568	108
	Washington Federal Inc.	3,714	107
	Kennedy-Wilson Holdings Inc.	5,399	106
	Legg Mason Inc.	3,650	106
*	Genworth Financial Inc. Class A	22,652	106
	CVB Financial Corp.	4,509	105
	Realogy Holdings Corp.	5,417	104
	Apollo Commercial Real Estate Finance Inc.	5,491	104
	Acadia Realty Trust	3,617	104
	PotlatchDeltic Corp.	2,781	103
	Piedmont Office Realty Trust Inc. Class A	5,524	102
	Retail Opportunity Investments Corp.	5,578	101
	Americold Realty Trust	3,759	101
^	Pebblebrook Hotel Trust	2,871	100
	CenterState Bank Corp.	4,005	100
*	Zillow Group Inc. Class A	2,752	100
	Mack-Cali Realty Corp.	4,602	100
	Terreno Realty Corp.	2,540	99
	Union Bankshares Corp.	2,774	98
	Tanger Factory Outlet Centers Inc.	4,136	98
	Independent Bank Corp.	1,216	98
	Great Western Bancorp Inc.	2,606	97
	ProAssurance Corp.	2,195	96
	Santander Consumer USA Holdings Inc.	4,906	95
	Argo Group International Holdings Ltd.	1,373	95
	Bank of NT Butterfield & Son Ltd.	2,394	95
	Xenia Hotels & Resorts Inc.	4,645	94
	Trustmark Corp.	2,892	94
*	LendingTree Inc.	357	93
*	OneMain Holdings Inc.	3,166	93
	WesBanco Inc.	2,111	92
	DiamondRock Hospitality Co.	8,666	91
	Morningstar Inc.	769	91
	First Merchants Corp.	2,158	91
*	Enstar Group Ltd.	513	90
	International Bancshares Corp.	2,346	90

Russell 3000 Index Fund

	Empire State Realty Trust Inc.	5,554	90
	United Community Banks Inc.	3,474	90
	Washington REIT	3,307	89
	QTS Realty Trust Inc. Class A	2,186	89
	Urban Edge Properties	4,438	88
	Capitol Federal Financial Inc.	6,290	88
	Moelis & Co. Class A	2,167	88
	ServisFirst Bancshares Inc.	2,155	85
	Invesco Mortgage Capital Inc.	5,416	85
*	SITE Centers Corp.	6,705	83
	Agree Realty Corp.	1,391	83
	Hope Bancorp Inc.	5,411	82
*	Axos Financial Inc.	2,596	81
	First BanCorp	8,919	81
*	Eagle Bancorp Inc.	1,399	81
	Waddell & Reed Financial Inc. Class A	3,957	81
	Ameris Bancorp	1,876	80
	Banner Corp.	1,336	80
	Towne Bank	2,685	77
	Lexington Realty Trust	8,680	76
	Global Net Lease Inc.	3,773	76
	Four Corners Property Trust Inc.	2,744	76
	LegacyTexas Financial Group Inc.	1,955	76
	NBT Bancorp Inc.	1,899	74
	Provident Financial Services Inc.	2,817	72
	LTC Properties Inc.	1,556	72
	Renasant Corp.	1,973	72
	CareTrust REIT Inc.	3,587	72
	EVERTEC Inc.	2,596	71
*,^	Redfin Corp.	4,175	71
	Northwest Bancshares Inc.	3,929	70
	Chesapeake Lodging Trust	2,372	70
*	FCB Financial Holdings Inc. Class A	1,768	70
	Select Income REIT	3,602	70
	National General Holdings Corp.	2,561	68
	American Assets Trust Inc.	1,630	68
	Safety Insurance Group Inc.	768	67
	Mercury General Corp.	1,181	67
	Heartland Financial USA Inc.	1,223	67
	National Storage Affiliates Trust	2,387	67
	HFF Inc. Class A	1,648	67
	Horace Mann Educators Corp.	1,647	66
	Colony Credit Real Estate Inc.	3,893	66
	First Commonwealth Financial Corp.	4,694	65
	Hilltop Holdings Inc.	3,303	65
	Employers Holdings Inc.	1,421	64
	Ladder Capital Corp. Class A	3,612	64
*	Cannae Holdings Inc.	3,637	63
*	PRA Group Inc.	2,069	63
	PennyMac Mortgage Investment Trust	2,993	63
	Westamerica Bancorporation	995	63
	Cadence BanCorp Class A	3,050	63
	Navigators Group Inc.	887	62
	CNA Financial Corp.	1,290	61
	Sandy Spring Bancorp Inc.	1,672	60
*	Pacific Premier Bancorp Inc.	1,948	60
	Kite Realty Group Trust	3,641	60
	Berkshire Hills Bancorp Inc.	1,754	60

Russell 3000 Index Fund

	OceanFirst Financial Corp.	2,322	60
*	Cardtronics plc Class A	1,830	59
	Redwood Trust Inc.	3,550	59
	S&T Bancorp Inc.	1,397	59
	Houlihan Lokey Inc. Class A	1,376	58
	First Interstate BancSystem Inc. Class A	1,337	58
*	Alexander & Baldwin Inc.	2,789	58
	Universal Insurance Holdings Inc.	1,312	58
	First Busey Corp.	2,003	57
	Heritage Financial Corp.	1,636	57
	Brookline Bancorp Inc.	3,604	56
	AMERISAFE Inc.	859	55
*	FGL Holdings	6,915	55
*	NMI Holdings Inc. Class A	2,817	55
	Walker & Dunlop Inc.	1,153	54
	Washington Prime Group Inc.	8,710	54
	Tier REIT Inc.	2,301	54
	Artisan Partners Asset Management Inc. Class A	1,982	54
*	Seacoast Banking Corp. of Florida	1,859	54
	PJT Partners Inc.	1,124	53
	First Bancorp	1,288	52
	Kearny Financial Corp.	3,877	51
	Park National Corp.	531	51
	Lakeland Financial Corp.	1,089	50
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,190	50
	Seritage Growth Properties Class A	1,313	50
	WSFS Financial Corp.	1,180	50
*	LendingClub Corp.	14,354	49
	Beneficial Bancorp Inc.	3,174	49
	WisdomTree Investments Inc.	6,911	49
	InfraREIT Inc.	2,111	48
	Boston Private Financial Holdings Inc.	3,779	48
	Independent Bank Group Inc.	831	48
	Virtu Financial Inc. Class A	1,854	47
	Southside Bancshares Inc.	1,365	47
	Enterprise Financial Services Corp.	1,042	47
	Piper Jaffray Cos.	651	46
	American National Insurance Co.	364	46
*	RPT Realty	3,242	46
	Kinsale Capital Group Inc.	739	46
	City Holding Co.	593	46
	Tompkins Financial Corp.	552	45
	Summit Hotel Properties Inc.	4,031	45
	United Fire Group Inc.	834	45
	TrustCo Bank Corp. NY	5,632	44
	TriCo Bancshares	1,129	43
	Stewart Information Services Corp.	1,020	43
	BancFirst Corp.	768	43
	TFS Financial Corp.	2,676	43
	Easterly Government Properties Inc.	2,348	43
	BrightSphere Investment Group plc	3,200	42
	State Bank Financial Corp.	1,728	42
	Stock Yards Bancorp Inc.	1,321	41
	Monmouth Real Estate Investment Corp.	2,972	41
	National Bank Holdings Corp. Class A	1,105	41
	Investors Real Estate Trust	7,701	41
*	MBIA Inc.	4,300	40
	Nelnet Inc. Class A	733	40

Russell 3000 Index Fund

	Investment Technology Group Inc.	1,322	40
	Virtus Investment Partners Inc.	418	40
*	Triumph Bancorp Inc.	1,026	39
*	Flagstar Bancorp Inc.	1,210	39
	Northfield Bancorp Inc.	2,783	39
	James River Group Holdings Ltd.	1,022	39
	Meridian Bancorp Inc.	2,375	39
	ARMOUR Residential REIT Inc.	1,747	39
*	Columbia Financial Inc.	2,452	39
^	Government Properties Income Trust	4,294	38
	New York Mortgage Trust Inc.	5,860	36
	Cohen & Steers Inc.	970	36
	Franklin Street Properties Corp.	4,706	36
	iStar Inc.	3,388	36
	Independence Realty Trust Inc.	3,551	36
	Arbor Realty Trust Inc.	2,997	36
•	CorePoint Lodging Inc.	2,519	35
	Getty Realty Corp.	1,158	35
	Green Bancorp Inc.	1,741	35
	Alexander’s Inc.	114	35
	Banc of California Inc.	2,051	35
*	Cowen Inc. Class A	2,180	35
	Cass Information Systems Inc.	523	35
	TPG RE Finance Trust Inc.	1,751	35
	RBB Bancorp	1,588	35
	Preferred Bank	673	34
*	National Commerce Corp.	833	34
	Chatham Lodging Trust	1,709	34
	Granite Point Mortgage Trust Inc.	1,796	34
*	Ambac Financial Group Inc.	1,942	34
	1st Source Corp.	700	34
	Armada Hoffler Properties Inc.	2,216	34
	Universal Health Realty Income Trust	478	34
	Lakeland Bancorp Inc.	2,022	33
*	Nicolet Bankshares Inc.	640	33
	Univest Corp. of Pennsylvania	1,295	33
*	eHealth Inc.	857	33
	Capstead Mortgage Corp.	4,223	33
	Ares Commercial Real Estate Corp.	2,264	32
*	Cushman & Wakefield plc	1,733	32
*	Enova International Inc.	1,455	32
*	Third Point Reinsurance Ltd.	3,109	32
	Greenhill & Co. Inc.	1,363	32
	Community Trust Bancorp Inc.	693	32
	Origin Bancorp Inc.	847	32
	OFG Bancorp	1,741	32
	EMC Insurance Group Inc.	979	31
	UMH Properties Inc.	2,394	31
*	Trupanion Inc.	1,040	31
*	Franklin Financial Network Inc.	921	31
	NorthStar Realty Europe Corp.	1,856	30
	FBL Financial Group Inc. Class A	431	30
	Federal Agricultural Mortgage Corp.	458	30
*	World Acceptance Corp.	277	30
	Bryn Mawr Bank Corp.	766	30
	Exantas Capital Corp.	2,696	30
*	Encore Capital Group Inc.	1,075	30
	Dime Community Bancshares Inc.	1,648	30

Russell 3000 Index Fund

	United Financial Bancorp Inc.	1,832	30
	FB Financial Corp.	776	30
*	Veritex Holdings Inc.	1,161	30
	German American Bancorp Inc.	940	30
	Meta Financial Group Inc.	1,290	29
*	Marcus & Millichap Inc.	806	29
	National Western Life Group Inc. Class A	95	29
	Live Oak Bancshares Inc.	1,617	29
	Oritani Financial Corp.	1,849	29
	Camden National Corp.	697	29
	Washington Trust Bancorp Inc.	546	29
	Central Pacific Financial Corp.	1,016	28
	Saul Centers Inc.	532	28
	Horizon Bancorp Inc.	1,599	28
	Blue Hills Bancorp Inc.	1,167	28
	Carolina Financial Corp.	788	27
*	Bancorp Inc.	2,715	27
	Great Southern Bancorp Inc.	490	27
	AG Mortgage Investment Trust Inc.	1,464	27
	Guaranty Bancorp	1,037	27
	CBTX Inc.	767	26
	Fidelity Southern Corp.	1,112	26
	Old Line Bancshares Inc.	849	26
	West Bancorporation Inc.	1,248	26
	Flushing Financial Corp.	1,091	25
	Banco Latinoamericano de Comercio Exterior SA	1,448	25
	Hanmi Financial Corp.	1,126	25
*	TriState Capital Holdings Inc.	1,005	25
	Whitestone REIT	1,791	25
	Bridge Bancorp Inc.	854	25
	Community Healthcare Trust Inc.	794	25
	First of Long Island Corp.	1,156	25
	First Community Bankshares Inc.	718	25
	Peapack Gladstone Financial Corp.	872	25
*	HomeStreet Inc.	931	25
	Pennsylvania REIT	3,024	25
	Peoples Bancorp Inc.	700	24
	Gladstone Commercial Corp.	1,264	24
	People’s Utah Bancorp	744	24
	Independence Holding Co.	624	24
	Great Ajax Corp.	1,851	24
	FedNat Holding Co.	1,090	24
*	First Foundation Inc.	1,486	24
	Bank of Marin Bancorp	555	24
	Essential Properties Realty Trust Inc.	1,661	24
*	Focus Financial Partners Inc. Class A	758	23
	Front Yard Residential Corp.	2,592	23
	RE/MAX Holdings Inc. Class A	708	23
	Mercantile Bank Corp.	728	23
*	INTL. FCStone Inc.	590	23
	Independent Bank Corp.	1,000	23
	Hersha Hospitality Trust Class A	1,202	23
*	Customers Bancorp Inc.	1,167	23
	CorEnergy Infrastructure Trust Inc.	626	23
*	Donnelley Financial Solutions Inc.	1,353	23
	Preferred Apartment Communities Inc. Class A	1,498	22
	NexPoint Residential Trust Inc.	612	22
	United Community Financial Corp.	2,314	22

Russell 3000 Index Fund

	First Defiance Financial Corp.	784	22
	Waterstone Financial Inc.	1,317	22
	Hamilton Lane Inc. Class A	583	22
	HomeTrust Bancshares Inc.	848	22
*	Allegiance Bancshares Inc.	573	22
*	On Deck Capital Inc.	2,730	21
	Diamond Hill Investment Group Inc.	126	21
	CatchMark Timber Trust Inc. Class A	2,538	21
	First Financial Corp.	450	21
*	Everi Holdings Inc.	3,124	21
*	EZCORP Inc. Class A	2,205	21
^	CBL & Associates Properties Inc.	7,983	21
	State Auto Financial Corp.	595	21
*	Health Insurance Innovations Inc. Class A	555	20
	Middlefield Banc Corp.	447	20
	Anworth Mortgage Asset Corp.	4,522	20
*	Tejon Ranch Co.	1,116	20
	Republic Bancorp Inc. Class A	465	20
	HCI Group Inc.	368	20
	Capstar Financial Holdings Inc.	1,204	20
	New Senior Investment Group Inc.	3,706	20
	Western Asset Mortgage Capital Corp.	1,947	20
	Community Financial Corp.	649	20
	ConnectOne Bancorp Inc.	965	19
	Sierra Bancorp	684	19
*	Retail Value Inc.	670	19
	Newmark Group Inc. Class A	2,291	19
	Innovative Industrial Properties Inc.	382	19
	Cherry Hill Mortgage Investment Corp.	989	19
*	St. Joe Co.	1,252	19
	Arrow Financial Corp.	538	19
	Ashford Hospitality Trust Inc.	3,763	19
	City Office REIT Inc.	1,694	19
	Silvercrest Asset Management Group Inc. Class A	1,320	18
	Heritage Commerce Corp.	1,289	18
	RMR Group Inc. Class A	284	18
	Dynex Capital Inc.	3,038	18
	Orchid Island Capital Inc.	2,693	18
	Urstadt Biddle Properties Inc. Class A	878	18
	Spirit MTA REIT	1,847	18
	Enterprise Bancorp Inc.	515	18
	QCR Holdings Inc.	472	17
	Midland States Bancorp Inc.	666	17
*	Atlantic Capital Bancshares Inc.	935	17
	Century Bancorp Inc. Class A	210	17
	Financial Institutions Inc.	566	17
*	Evo Payments Inc. Class A	650	17
	Cambridge Bancorp	194	17
	Amalgamated Bank Class A	794	17
	CNB Financial Corp.	633	17
	Capital City Bank Group Inc.	625	17
*	Citizens Inc. Class A	2,096	17
	Farmers National Banc Corp.	1,180	17
	Hingham Institution for Savings	74	16
	Old Second Bancorp Inc.	1,119	16
*	Equity Bancshares Inc. Class A	430	16
	Citizens & Northern Corp.	600	16
*	Mr Cooper Group Inc.	1,049	16

Russell 3000 Index Fund

	Heritage Insurance Holdings Inc.	985	16
*	Greenlight Capital Re Ltd. Class A	1,485	16
	American National Bankshares Inc.	434	16
*	PennyMac Financial Services Inc.	759	16
	BBX Capital Corp. Class A	2,303	15
	PCSB Financial Corp.	778	15
*	FRP Holdings Inc.	329	15
*	HarborOne Bancorp Inc.	864	15
	First Bancorp Inc.	536	15
	First Mid-Illinois Bancshares Inc.	410	15
	Business First Bancshares Inc.	596	15
	National Bankshares Inc.	348	15
*	BSB Bancorp Inc.	453	15
	United Insurance Holdings Corp.	747	14
	First Bancshares Inc.	411	14
	Opus Bank	656	14
*	Altisource Portfolio Solutions SA	595	14
	Access National Corp.	530	14
	Cedar Realty Trust Inc.	3,901	14
	Luther Burbank Corp.	1,342	14
	Global Indemnity Ltd.	407	14
	Ladenburg Thalmann Financial Services Inc.	4,872	14
	MutualFirst Financial Inc.	391	14
	Merchants Bancorp	576	14
	Farmers & Merchants Bancorp Inc.	334	14
	Industrial Logistics Properties Trust	644	14
*	Byline Bancorp Inc.	648	13
*	Baycom Corp.	581	13
	Peoples Financial Services Corp.	314	13
	Oppenheimer Holdings Inc. Class A	466	13
	GAIN Capital Holdings Inc.	1,761	13
*	Regional Management Corp.	473	13
	Macatawa Bank Corp.	1,254	13
	ACNB Corp.	352	13
	KKR Real Estate Finance Trust Inc.	651	13
	Ames National Corp.	461	13
	MidWestOne Financial Group Inc.	428	12
*	Metropolitan Bank Holding Corp.	341	12
	Braemar Hotels & Resorts Inc.	1,291	12
	Jernigan Capital Inc.	573	12
*	Goosehead Insurance Inc. Class A	477	12
	First Choice Bancorp	541	12
*	Ocwen Financial Corp.	5,607	12
	Pacific City Financial Corp.	733	12
	Northrim BanCorp Inc.	322	12
	B. Riley Financial Inc.	634	12
	Western New England Bancorp Inc.	1,132	11
*	Ready Capital Corp.	724	11
	BankFinancial Corp.	719	11
	Global Medical REIT Inc.	1,126	11
	Farmland Partners Inc.	1,706	11
	Bluerock Residential Growth REIT Inc. Class A	1,158	11
	Home Bancorp Inc.	277	11
	Southern Missouri Bancorp Inc.	281	10
	Consolidated-Tomoka Land Co.	175	10
*	PICO Holdings Inc.	1,037	10
*	Republic First Bancorp Inc.	1,337	10
	Civista Bancshares Inc.	469	10

Russell 3000 Index Fund

	Penns Woods Bancorp Inc.	228	10
	Protective Insurance Corp. Class B	471	10
	Timberland Bancorp Inc.	344	10
	Norwood Financial Corp.	274	10
	MBT Financial Corp.	843	10
	Bar Harbor Bankshares	373	10
	One Liberty Properties Inc.	363	10
	Shore Bancshares Inc.	590	9
	First Business Financial Services Inc.	437	9
	Central Valley Community Bancorp	454	9
	MedEquities Realty Trust Inc.	1,341	9
*	Curo Group Holdings Corp.	686	9
	Evans Bancorp Inc.	221	9
	Maiden Holdings Ltd.	3,499	9
	Bank of Commerce Holdings	731	9
	Bankwell Financial Group Inc.	288	9
	Southern National Bancorp of Virginia Inc.	528	8
	Prudential Bancorp Inc.	471	8
	Westwood Holdings Group Inc.	212	8
	Arlington Asset Investment Corp. Class A	966	8
	Union Bankshares Inc.	183	8
*	Stratus Properties Inc.	299	8
	First Northwest Bancorp	523	8
*	Malvern Bancorp Inc.	385	8
	C&F Financial Corp.	149	8
	Ohio Valley Banc Corp.	205	8
*	Community Bankers Trust Corp.	914	8
*	SmartFinancial Inc.	366	8
*	NI Holdings Inc.	468	7
	Reliant Bancorp Inc.	314	7
	Orrstown Financial Services Inc.	353	7
	ESSA Bancorp Inc.	453	7
	Unity Bancorp Inc.	326	7
*	Howard Bancorp Inc.	451	7
	SI Financial Group Inc.	525	7
	Summit Financial Group Inc.	339	7
	United Security Bancshares	683	7
	First Financial Northwest Inc.	431	7
	Investors Title Co.	35	7
	Territorial Bancorp Inc.	232	6
	Northeast Bancorp	343	6
*	Southern First Bancshares Inc.	169	6
	Peoples Bancorp of North Carolina Inc.	222	6
	Kingstone Cos. Inc.	397	6
	Chemung Financial Corp.	145	6
	First Internet Bancorp	251	6
	Tiptree Inc.	1,080	6
	Codorus Valley Bancorp Inc.	233	6
	Investar Holding Corp.	221	6
	MidSouth Bancorp Inc.	378	5
	County Bancorp Inc.	233	5
	Value Line Inc.	179	5
	Guaranty Bancshares Inc.	148	5
	Clipper Realty Inc.	346	4
	First Guaranty Bancshares Inc.	199	4
*	Elevate Credit Inc.	907	4
	Fidelity D&D Bancorp Inc.	64	4
*	Maui Land & Pineapple Co. Inc.	338	4

Russell 3000 Index Fund

	First Bank	320	4
	Pzena Investment Management Inc. Class A	360	4
	Riverview Bancorp Inc.	450	4
*	Safeguard Scientifics Inc.	407	4
*	MoneyGram International Inc.	1,621	4
*	I3 Verticals Inc. Class A	155	3
*	Forestar Group Inc.	217	3
	First Community Corp.	140	3
*	Esquire Financial Holdings Inc.	127	3
	Gladstone Land Corp.	239	3
	MVB Financial Corp.	165	3
	Mid Penn Bancorp Inc.	117	3
	1st Constitution Bancorp	153	3
*	Select Bancorp Inc.	239	3
*	Pacific Mercantile Bancorp	375	3
	First United Corp.	166	3
	Premier Financial Bancorp Inc.	158	3
	Bank of Princeton	99	3
	Parke Bancorp Inc.	151	3
*	Entegra Financial Corp.	123	3
	SB One Bancorp	117	3
*	Siebert Financial Corp.	219	3
	LCNB Corp.	170	3
	Sterling Bancorp Inc.	315	3
	FS Bancorp Inc.	55	3
			259,406
Health Care (14.5%)
	Johnson & Johnson	118,806	17,453
	UnitedHealth Group Inc.	42,328	11,909
	Pfizer Inc.	256,748	11,869
	Merck & Co. Inc.	117,765	9,343
	AbbVie Inc.	67,041	6,320
	Amgen Inc.	28,626	5,961
	Medtronic plc	59,949	5,847
	Abbott Laboratories	75,782	5,612
	Eli Lilly & Co.	42,163	5,002
	Thermo Fisher Scientific Inc.	17,750	4,430
	Gilead Sciences Inc.	57,203	4,115
	Bristol-Myers Squibb Co.	72,339	3,867
	Anthem Inc.	11,522	3,342
	Danaher Corp.	27,398	3,001
	Becton Dickinson and Co.	11,742	2,968
*	Biogen Inc.	8,892	2,967
	Stryker Corp.	15,124	2,654
*	Intuitive Surgical Inc.	4,973	2,640
*	Express Scripts Holding Co.	24,846	2,521
	Allergan plc	14,983	2,346
	Cigna Corp.	10,447	2,334
*	Boston Scientific Corp.	60,979	2,297
*	Celgene Corp.	31,003	2,239
*	Illumina Inc.	6,489	2,190
*	Vertex Pharmaceuticals Inc.	11,261	2,036
	Zoetis Inc.	21,408	2,010
	Humana Inc.	6,089	2,006
	HCA Healthcare Inc.	12,250	1,764
	Baxter International Inc.	22,166	1,519
*	Edwards Lifesciences Corp.	9,285	1,504

Russell 3000 Index Fund

*	Regeneron Pharmaceuticals Inc.	3,515	1,285
*	Centene Corp.	8,977	1,277
*	Alexion Pharmaceuticals Inc.	9,431	1,161
	McKesson Corp.	8,822	1,098
	Zimmer Biomet Holdings Inc.	9,023	1,056
	Agilent Technologies Inc.	14,259	1,032
*	IQVIA Holdings Inc.	7,212	902
*	Cerner Corp.	13,978	809
*	Align Technology Inc.	3,507	806
*	IDEXX Laboratories Inc.	3,777	770
*	Mylan NV	22,550	764
	Cardinal Health Inc.	13,686	750
*	BioMarin Pharmaceutical Inc.	7,725	742
	ResMed Inc.	6,195	693
*	Laboratory Corp. of America Holdings	4,523	659
*	ABIOMED Inc.	1,879	625
	AmerisourceBergen Corp. Class A	6,951	618
*	Henry Schein Inc.	6,743	601
	Cooper Cos. Inc.	2,127	593
*	WellCare Health Plans Inc.	2,196	560
	Teleflex Inc.	2,004	552
	Quest Diagnostics Inc.	6,018	533
*	Hologic Inc.	11,943	530
*	Veeva Systems Inc. Class A	5,365	516
	Universal Health Services Inc. Class B	3,687	509
*	DexCom Inc.	3,839	497
*	Varian Medical Systems Inc.	4,026	497
*	Incyte Corp.	7,667	493
	STERIS plc	3,703	441
	PerkinElmer Inc.	4,833	421
*	Exact Sciences Corp.	5,252	410
*	Sarepta Therapeutics Inc.	3,101	401
*	Jazz Pharmaceuticals plc	2,574	389
*	Molina Healthcare Inc.	2,714	379
*	DaVita Inc.	5,696	376
	Dentsply Sirona Inc.	9,588	362
	West Pharmaceutical Services Inc.	3,213	352
	Perrigo Co. plc	5,567	347
*	QIAGEN NV	9,775	346
*	Neurocrine Biosciences Inc.	3,890	343
	Encompass Health Corp.	4,305	324
*	Ionis Pharmaceuticals Inc.	5,470	319
*	Alnylam Pharmaceuticals Inc.	3,919	318
*	Bluebird Bio Inc.	2,367	291
*	Seattle Genetics Inc.	4,647	291
*	PRA Health Sciences Inc.	2,487	290
	Hill-Rom Holdings Inc.	2,905	282
*	Charles River Laboratories International Inc.	2,084	281
*	Nektar Therapeutics Class A	6,880	278
*	Exelixis Inc.	13,549	275
	Bio-Techne Corp.	1,620	262
*	Bio-Rad Laboratories Inc. Class A	936	257
*	Catalent Inc.	6,264	248
*	Alkermes plc	6,718	245
*	Haemonetics Corp.	2,259	242
*	athenahealth Inc.	1,769	235
*	Sage Therapeutics Inc.	1,980	228
*	United Therapeutics Corp.	1,860	220

Russell 3000 Index Fund

	Chemed Corp.	691	219
*	Masimo Corp.	1,967	217
*	Insulet Corp.	2,562	215
*	LivaNova plc	2,123	215
*	HealthEquity Inc.	2,360	209
*	Medidata Solutions Inc.	2,489	192
*	Penumbra Inc.	1,327	185
*	Teladoc Health Inc.	2,873	179
*	ICU Medical Inc.	686	165
*	Integra LifeSciences Holdings Corp.	3,069	165
*	Amedisys Inc.	1,202	164
*	Loxo Oncology Inc.	1,144	161
*	MEDNAX Inc.	3,962	159
*	Agios Pharmaceuticals Inc.	2,376	156
*	Globus Medical Inc.	3,166	153
*	Wright Medical Group NV	5,348	150
	Bruker Corp.	4,363	145
*	Merit Medical Systems Inc.	2,289	144
*	NuVasive Inc.	2,249	143
*	Ligand Pharmaceuticals Inc.	899	142
*	Acadia Healthcare Co. Inc.	4,167	142
*	Horizon Pharma plc	7,052	141
*	Syneos Health Inc.	2,712	140
*	Array BioPharma Inc.	8,729	139
*	FibroGen Inc.	3,194	138
*	Neogen Corp.	2,129	138
	Cantel Medical Corp.	1,598	137
*	Emergent BioSolutions Inc.	1,858	135
*	LHC Group Inc.	1,284	135
*	Omnicell Inc.	1,686	130
*	AMN Healthcare Services Inc.	2,036	130
*	HMS Holdings Corp.	3,587	128
*	Endo International plc	10,504	126
*	Immunomedics Inc.	6,103	123
*	Integer Holdings Corp.	1,358	120
*	Inogen Inc.	814	120
*	Supernus Pharmaceuticals Inc.	2,439	116
*	Blueprint Medicines Corp.	1,965	113
*	Novocure Ltd.	3,166	109
*	Repligen Corp.	1,657	107
*	Ultragenyx Pharmaceutical Inc.	1,991	107
*	MyoKardia Inc.	1,719	107
*	Select Medical Holdings Corp.	5,491	106
*	Intercept Pharmaceuticals Inc.	930	103
	Ensign Group Inc.	2,237	101
*	BioTelemetry Inc.	1,375	98
*	TESARO Inc.	2,083	97
*	Avanos Medical Inc.	1,993	95
*	Glaukos Corp.	1,428	94
	Patterson Cos. Inc.	3,660	93
*	Tenet Healthcare Corp.	3,554	93
*	Prestige Consumer Healthcare Inc.	2,363	92
*	Myriad Genetics Inc.	2,821	91
*	Heron Therapeutics Inc.	3,106	89
*	Quidel Corp.	1,441	88
*	Premier Inc. Class A	2,191	87
*	Amicus Therapeutics Inc.	7,853	87
*	Arena Pharmaceuticals Inc.	2,102	86

Russell 3000 Index Fund

*	Tandem Diabetes Care Inc.	2,335	86
*	Acceleron Pharma Inc.	1,617	86
*	Mallinckrodt plc	3,593	85
*	Halozyme Therapeutics Inc.	5,110	84
*	Pacira Pharmaceuticals Inc.	1,731	84
*	NxStage Medical Inc.	2,888	82
*	Xencor Inc.	1,935	81
*	PTC Therapeutics Inc.	2,283	81
*	REGENXBIO Inc.	1,345	81
*	Ironwood Pharmaceuticals Inc. Class A	5,797	80
*	ACADIA Pharmaceuticals Inc.	4,167	79
*	Atara Biotherapeutics Inc.	1,940	78
*	iRhythm Technologies Inc.	1,013	75
*	Allscripts Healthcare Solutions Inc.	7,304	75
*	Zogenix Inc.	1,801	74
*	STAAR Surgical Co.	1,922	73
	CONMED Corp.	1,057	72
*	Tivity Health Inc.	1,748	72
*	Global Blood Therapeutics Inc.	2,270	72
*	Endocyte Inc.	3,025	71
*	Enanta Pharmaceuticals Inc.	884	70
*	Brookdale Senior Living Inc.	8,161	70
*	Genomic Health Inc.	865	68
*	Medicines Co.	3,025	67
*	Amneal Pharmaceuticals Inc.	3,779	67
*	Cambrex Corp.	1,389	66
*	Spectrum Pharmaceuticals Inc.	4,548	66
	US Physical Therapy Inc.	540	64
*	Aerie Pharmaceuticals Inc.	1,535	61
*	Innoviva Inc.	3,258	59
*	AnaptysBio Inc.	796	59
*	Medpace Holdings Inc.	953	59
*	Portola Pharmaceuticals Inc.	2,694	59
*	Editas Medicine Inc.	1,856	58
*	Insmed Inc.	3,224	58
	Luminex Corp.	1,946	57
*	Corcept Therapeutics Inc.	4,081	57
*	Magellan Health Inc.	1,021	56
*	Esperion Therapeutics Inc.	1,033	55
*	Sangamo Therapeutics Inc.	4,431	55
*	Tabula Rasa HealthCare Inc.	723	55
*	Spark Therapeutics Inc.	1,295	55
*	OPKO Health Inc.	14,333	54
*	Intersect ENT Inc.	1,782	53
*	Fate Therapeutics Inc.	3,477	53
*	Reata Pharmaceuticals Inc. Class A	839	53
*	Vanda Pharmaceuticals Inc.	2,104	53
*	Arrowhead Pharmaceuticals Inc.	3,622	53
*	CryoLife Inc.	1,707	52
*	Nevro Corp.	1,220	51
*	Natus Medical Inc.	1,428	51
	Atrion Corp.	64	49
*	Madrigal Pharmaceuticals Inc.	426	49
*	Theravance Biopharma Inc.	1,768	49
*	Orthofix Medical Inc.	805	49
*	CareDx Inc.	1,640	48
*	Codexis Inc.	2,173	48
*	Cardiovascular Systems Inc.	1,532	47

Russell 3000 Index Fund

*	AxoGen Inc.	1,387	46
	National HealthCare Corp.	554	46
*	AtriCure Inc.	1,378	46
*	R1 RCM Inc.	4,901	45
*	Retrophin Inc.	1,823	45
*	NeoGenomics Inc.	2,702	44
*	Mirati Therapeutics Inc.	1,127	43
*	Aimmune Therapeutics Inc.	1,772	42
*	Clovis Oncology Inc.	2,439	42
*	BioCryst Pharmaceuticals Inc.	4,553	42
*	Cerus Corp.	7,838	41
*	Pacific Biosciences of California Inc.	5,257	41
*	Tactile Systems Technology Inc.	712	40
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,175	40
*	Varex Imaging Corp.	1,513	40
*	Invitae Corp.	2,738	38
	Meridian Bioscience Inc.	2,011	38
*	Momenta Pharmaceuticals Inc.	3,193	38
*	TherapeuticsMD Inc.	7,377	37
*	Vericel Corp.	2,106	37
*	Puma Biotechnology Inc.	1,587	37
*	NextGen Healthcare Inc.	2,075	36
*,^	Denali Therapeutics Inc.	1,897	36
*	Surmodics Inc.	593	36
*	Acorda Therapeutics Inc.	1,750	36
*	WaVe Life Sciences Ltd.	721	34
*	Alder Biopharmaceuticals Inc.	2,578	34
*	Dicerna Pharmaceuticals Inc.	2,292	34
*	Inovio Pharmaceuticals Inc.	6,304	34
*	AngioDynamics Inc.	1,562	34
*	Heska Corp.	321	33
*	Audentes Therapeutics Inc.	1,359	33
*	Iovance Biotherapeutics Inc.	3,368	33
*	Akebia Therapeutics Inc.	4,029	33
*	ImmunoGen Inc.	5,871	32
*	G1 Therapeutics Inc.	839	32
*	Novavax Inc.	15,469	32
*	Five Prime Therapeutics Inc.	2,427	31
*	Veracyte Inc.	2,511	31
*	OraSure Technologies Inc.	2,388	30
*	Providence Service Corp.	425	30
*	Amphastar Pharmaceuticals Inc.	1,369	30
*	Dynavax Technologies Corp.	2,622	30
*	Intrexon Corp.	3,005	29
*	Inspire Medical Systems Inc.	633	29
*	Lantheus Holdings Inc.	1,508	28
*,^	Omeros Corp.	2,015	28
*	ArQule Inc.	7,469	28
*	Natera Inc.	1,591	28
*	SIGA Technologies Inc.	4,348	27
*	Radius Health Inc.	1,616	27
	Owens & Minor Inc.	3,503	27
*	Akorn Inc.	3,855	26
*	Addus HomeCare Corp.	356	26
*	MacroGenics Inc.	1,524	26
*	Antares Pharma Inc.	7,242	26
	Phibro Animal Health Corp. Class A	771	26
*	AMAG Pharmaceuticals Inc.	1,441	26

Russell 3000 Index Fund

*	Revance Therapeutics Inc.	1,268	26
*	Intra-Cellular Therapies Inc.	1,731	25
*	Viking Therapeutics Inc.	2,169	24
*	Intellia Therapeutics Inc.	1,331	24
*	Cara Therapeutics Inc.	1,309	24
*	Verastem Inc.	4,645	24
*	Apellis Pharmaceuticals Inc.	1,538	24
*	Anika Therapeutics Inc.	684	24
*	Coherus Biosciences Inc.	2,110	23
*	La Jolla Pharmaceutical Co.	1,606	23
	LeMaitre Vascular Inc.	819	23
*	Flexion Therapeutics Inc.	1,399	23
*	Allakos Inc.	385	23
*	CytomX Therapeutics Inc.	1,643	23
*	Community Health Systems Inc.	4,701	22
*	Castlight Health Inc. Class B	8,548	22
*	Stemline Therapeutics Inc.	2,016	22
*	Savara Inc.	2,467	22
*	CorVel Corp.	316	22
*	RadNet Inc.	1,705	22
*	Eagle Pharmaceuticals Inc.	436	22
*	TransEnterix Inc.	7,020	22
*	PDL BioPharma Inc.	7,082	22
*	Rhythm Pharmaceuticals Inc.	736	22
*	GenMark Diagnostics Inc.	4,163	22
*	Dermira Inc.	1,844	21
*	Assembly Biosciences Inc.	825	21
*	ZIOPHARM Oncology Inc.	6,333	21
*	Collegium Pharmaceutical Inc.	1,099	21
*	BioScrip Inc.	5,299	21
*	Rigel Pharmaceuticals Inc.	7,335	21
*	Deciphera Pharmaceuticals Inc.	791	21
*	Athenex Inc.	1,550	20
*	Kadmon Holdings Inc.	8,325	20
*	ANI Pharmaceuticals Inc.	364	20
*	Cymabay Therapeutics Inc.	2,235	20
*	Prothena Corp. plc	1,621	19
*	Progenics Pharmaceuticals Inc.	3,730	19
*	Accelerate Diagnostics Inc.	1,274	19
*	Karyopharm Therapeutics Inc.	1,794	19
*	Durect Corp.	20,036	18
*	Achillion Pharmaceuticals Inc.	6,155	18
*	Insys Therapeutics Inc.	2,945	18
	National Research Corp.	443	18
*	Eloxx Pharmaceuticals Inc.	1,114	17
*	Adamas Pharmaceuticals Inc.	1,669	17
*	Akcea Therapeutics Inc.	491	17
*	Oxford Immunotec Global plc	1,091	16
*	NanoString Technologies Inc.	932	16
*	Rubius Therapeutics Inc.	747	16
*	Tricida Inc.	535	16
*	Cytokinetics Inc.	2,021	16
*	Accuray Inc.	3,840	16
*	Ardelyx Inc.	5,738	16
*	Lexicon Pharmaceuticals Inc.	1,895	15
*	Sientra Inc.	901	15
*	ViewRay Inc.	2,282	15
*	GlycoMimetics Inc.	1,313	15

Russell 3000 Index Fund

*	Concert Pharmaceuticals Inc.	1,051	15
*	Sorrento Therapeutics Inc.	4,327	15
*	Epizyme Inc.	2,014	15
*	Cross Country Healthcare Inc.	1,644	15
	Computer Programs & Systems Inc.	548	15
*	Triple-S Management Corp. Class B	765	15
*	MediciNova Inc.	1,457	15
*	Nuvectra Corp.	721	14
*	RTI Surgical Inc.	3,451	14
*	Solid Biosciences Inc.	461	14
*	Zafgen Inc.	2,849	14
*	Kindred Biosciences Inc.	1,054	14
*	BioTime Inc.	9,991	14
*	MannKind Corp.	8,012	14
*	PetIQ Inc. Class A	450	14
*	ChemoCentryx Inc.	1,391	14
*	Aptinyx Inc.	618	14
*	Cutera Inc.	661	14
*	Arbutus Biopharma Corp.	3,094	13
*	Surgery Partners Inc.	923	13
*	Keryx Biopharmaceuticals Inc.	4,369	13
*	Magenta Therapeutics Inc.	1,344	13
*	Assertio Therapeutics Inc.	2,554	13
*	Aratana Therapeutics Inc.	1,951	13
*	TG Therapeutics Inc.	2,499	13
*,§	Corium International Inc.	985	12
*	Tetraphase Pharmaceuticals Inc.	6,794	12
*	Aduro Biotech Inc.	4,888	12
*	Avid Bioservices Inc.	2,215	12
*	AVEO Pharmaceuticals Inc.	5,649	12
*	Kura Oncology Inc.	916	12
*	Paratek Pharmaceuticals Inc.	1,534	12
*	Jounce Therapeutics Inc.	2,676	12
*	Corbus Pharmaceuticals Holdings Inc.	1,660	11
*	CytoSorbents Corp.	1,094	11
*	Senseonics Holdings Inc.	3,353	11
*	Albireo Pharma Inc.	428	11
*	Geron Corp.	7,024	11
*	Fluidigm Corp.	1,334	11
*	BioSpecifics Technologies Corp.	178	11
*	Rocket Pharmaceuticals Inc.	677	11
*	Cellular Biomedicine Group Inc.	545	11
*	CASI Pharmaceuticals Inc.	2,498	11
*	IntriCon Corp.	309	11
*	MeiraGTx Holdings plc	789	11
*	Capital Senior Living Corp.	1,181	11
*	Ra Pharmaceuticals Inc.	670	11
*	American Renal Associates Holdings Inc.	630	10
	Utah Medical Products Inc.	107	10
*	Civitas Solutions Inc.	720	10
*	Abeona Therapeutics Inc.	1,206	10
*	UNITY Biotechnology Inc.	753	10
*	Adverum Biotechnologies Inc.	2,658	10
*	Voyager Therapeutics Inc.	833	9
*	Aclaris Therapeutics Inc.	956	9
*	Immune Design Corp.	5,548	9
*	Lannett Co. Inc.	1,456	9
*	PolarityTE Inc.	562	8

Russell 3000 Index Fund

	Invacare Corp.	1,478	8
*	Harvard Bioscience Inc.	2,020	8
*	Neuronetics Inc.	447	8
*	SeaSpine Holdings Corp.	404	8
*	Optinose Inc.	1,002	8
*	Catalyst Pharmaceuticals Inc.	3,085	8
*	Marinus Pharmaceuticals Inc.	1,667	8
*	Minerva Neurosciences Inc.	983	8
*	Rockwell Medical Inc.	2,346	8
*	Neos Therapeutics Inc.	3,877	8
*	Calithera Biosciences Inc.	1,525	8
*	Crinetics Pharmaceuticals Inc.	213	7
*	Ocular Therapeutix Inc.	1,103	7
*	Agenus Inc.	2,883	7
*	Tocagen Inc.	535	7
*	OrthoPediatrics Corp.	198	6
*	Dova Pharmaceuticals Inc.	415	6
*	Syros Pharmaceuticals Inc.	888	6
*	Enzo Biochem Inc.	1,946	6
*	Evolus Inc.	400	6
*	Pieris Pharmaceuticals Inc.	1,739	6
*	Tyme Technologies Inc.	1,444	6
*	Organovo Holdings Inc.	5,739	6
*	Athersys Inc.	2,846	5
*	AgeX Therapeutics Inc.	999	5
*	Bellicum Pharmaceuticals Inc.	1,143	5
*	Avrobio Inc.	184	5
*	Aldeyra Therapeutics Inc.	545	5
*	Proteostasis Therapeutics Inc.	931	5
*	Sienna Biopharmaceuticals Inc.	461	5
*	Synlogic Inc.	542	5
*	Palatin Technologies Inc.	5,613	5
*	Homology Medicines Inc.	204	4
*	Forty Seven Inc.	230	4
*	Scholar Rock Holding Corp.	171	4
*	Celcuity Inc.	154	4
*	Teligent Inc.	1,909	4
*	Quorum Health Corp.	849	4
*	Aeglea BioTherapeutics Inc.	444	4
*,^	Synergy Pharmaceuticals Inc.	9,420	4
*	Kezar Life Sciences Inc.	122	4
*	T2 Biosystems Inc.	813	4
*	Catalyst Biosciences Inc.	330	4
*	Pulse Biosciences Inc.	278	3
*	Selecta Biosciences Inc.	565	3
*,^	Ampio Pharmaceuticals Inc.	5,313	3
*	Xeris Pharmaceuticals Inc.	158	3
*	iRadimed Corp.	114	3
*	resTORbio Inc.	250	3
*	Replimune Group Inc.	216	3
*	Genesis Healthcare Inc.	2,013	3
*	Allena Pharmaceuticals Inc.	341	3
*	Seres Therapeutics Inc.	381	3
*	Quanterix Corp.	169	3
*	Spring Bank Pharmaceuticals Inc.	273	3
*	Eidos Therapeutics Inc.	217	3
*	Kala Pharmaceuticals Inc.	485	3
*	Kiniksa Pharmaceuticals Ltd. Class A	150	3

Russell 3000 Index Fund

*	Idera Pharmaceuticals Inc.	433	3
*	XOMA Corp.	197	3
*	FONAR Corp.	131	3
*	Odonate Therapeutics Inc.	176	3
*	Recro Pharma Inc.	417	3
*	Cohbar Inc.	658	3
*	Helius Medical Technologies Inc. Class A	315	3
*	Pfenex Inc.	631	3
*	ADMA Biologics Inc.	487	3
*	Liquidia Technologies Inc.	107	2
*,^	Achaogen Inc.	1,434	2
*	Syndax Pharmaceuticals Inc.	445	2
*	Endologix Inc.	2,608	2
*	Ovid therapeutics Inc.	528	2
*	Cue Biopharma Inc.	425	2
*	Miragen Therapeutics Inc.	565	2
*	Corvus Pharmaceuticals Inc.	313	2
*	Nymox Pharmaceutical Corp.	1,015	2
*	Mersana Therapeutics Inc.	326	2
*	Innovate Biopharmaceuticals Inc.	634	2
*	Clearside Biomedical Inc.	998	1
*	Melinta Therapeutics Inc.	476	1
*	Aquestive Therapeutics Inc.	100	1
*	Apollo Medical Holdings Inc.	47	1
*	AAC Holdings Inc.	401	1
			180,157
Materials & Processing (3.5%)
	DowDuPont Inc.	102,754	5,944
*	Linde plc	25,379	4,037
	Ecolab Inc.	11,294	1,813
	Sherwin-Williams Co.	3,694	1,567
	Air Products & Chemicals Inc.	9,703	1,561
	LyondellBasell Industries NV Class A	14,218	1,327
	PPG Industries Inc.	10,698	1,170
	Ingersoll-Rand plc	10,831	1,121
	Nucor Corp.	13,978	844
	International Paper Co.	18,093	836
	Newmont Mining Corp.	23,711	767
	Freeport-McMoRan Inc.	63,678	760
	Fastenal Co.	12,718	754
	Ball Corp.	15,000	737
	International Flavors & Fragrances Inc.	4,395	622
	Vulcan Materials Co.	5,755	608
	Celanese Corp. Class A	5,983	604
	Mosaic Co.	15,440	556
	Westrock Co.	11,256	530
	Martin Marietta Materials Inc.	2,763	527
	Eastman Chemical Co.	6,193	488
	FMC Corp.	5,887	487
	Albemarle Corp.	4,755	458
	CF Industries Holdings Inc.	10,249	432
	Masco Corp.	13,598	431
	Packaging Corp. of America	4,118	403
	RPM International Inc.	5,759	380
	Lennox International Inc.	1,591	359
	Steel Dynamics Inc.	9,899	348
*	Berry Global Group Inc.	5,845	294

Russell 3000 Index Fund

*	Crown Holdings Inc.	5,693	292
	AptarGroup Inc.	2,738	285
*	Alcoa Corp.	8,449	269
	Sealed Air Corp.	6,924	253
	Owens Corning	4,775	249
	Sonoco Products Co.	4,314	248
	Reliance Steel & Aluminum Co.	3,037	244
	Hexcel Corp.	3,815	235
*	Axalta Coating Systems Ltd.	9,328	233
	Acuity Brands Inc.	1,759	229
	Ashland Global Holdings Inc.	2,747	225
	Chemours Co.	7,799	222
	Royal Gold Inc.	3,022	221
	Watsco Inc.	1,386	213
	Bemis Co. Inc.	3,998	195
	Huntsman Corp.	9,490	192
	WR Grace & Co.	2,866	183
*	Ingevity Corp.	1,853	182
	United States Steel Corp.	7,705	178
	USG Corp.	3,797	163
	Graphic Packaging Holding Co.	13,618	163
	Versum Materials Inc.	4,708	163
*	Trex Co. Inc.	2,542	162
	Eagle Materials Inc.	2,179	159
	Olin Corp.	7,310	157
*	RBC Bearings Inc.	1,027	157
	Louisiana-Pacific Corp.	6,663	152
	NewMarket Corp.	339	143
*	Allegheny Technologies Inc.	5,389	142
	Scotts Miracle-Gro Co.	1,783	135
	Cabot Microelectronics Corp.	1,237	133
*	Armstrong World Industries Inc.	1,974	132
*	Owens-Illinois Inc.	7,155	132
	Southern Copper Corp.	3,898	131
	Cabot Corp.	2,632	129
	Valmont Industries Inc.	975	127
*	Rexnord Corp.	4,455	126
	Timken Co.	3,001	120
	PolyOne Corp.	3,569	120
	Balchem Corp.	1,377	119
	Sensient Technologies Corp.	1,855	119
	Domtar Corp.	2,708	118
*	Cleveland-Cliffs Inc.	12,702	118
	Quaker Chemical Corp.	551	114
	Westlake Chemical Corp.	1,566	114
*	Platform Specialty Products Corp.	9,487	112
	HB Fuller Co.	2,220	107
*	Univar Inc.	4,944	107
	Simpson Manufacturing Co. Inc.	1,824	107
*	Beacon Roofing Supply Inc.	2,905	101
	Trinseo SA	1,914	97
	Commercial Metals Co.	4,969	96
	Belden Inc.	1,707	95
	Carpenter Technology Corp.	2,107	91
	Silgan Holdings Inc.	3,407	88
*	GCP Applied Technologies Inc.	3,201	87
	Comfort Systems USA Inc.	1,611	85
	Minerals Technologies Inc.	1,491	84

Russell 3000 Index Fund

*	Summit Materials Inc. Class A	5,558	81
	Innospec Inc.	1,006	74
*	Ferro Corp.	3,813	74
	Worthington Industries Inc.	1,769	73
	AAON Inc.	1,897	72
	Compass Minerals International Inc.	1,421	71
	Stepan Co.	876	71
	Universal Forest Products Inc.	2,489	69
	Mueller Water Products Inc. Class A	6,537	69
	Kaiser Aluminum Corp.	664	65
*	Tahoe Resources Inc.	18,400	65
*	Masonite International Corp.	1,184	64
*	Builders FirstSource Inc.	4,695	64
	Greif Inc. Class A	1,224	63
*	MRC Global Inc.	3,937	62
*	JELD-WEN Holding Inc.	3,056	58
	Mueller Industries Inc.	2,367	56
*	Gibraltar Industries Inc.	1,396	50
	US Silica Holdings Inc.	3,539	50
*	Continental Building Products Inc.	1,701	49
	Hecla Mining Co.	20,371	48
	Neenah Inc.	670	46
	Materion Corp.	872	46
*	BMC Stock Holdings Inc.	2,707	46
	Tronox Ltd. Class A	4,172	44
	Apogee Enterprises Inc.	1,190	43
*	Kraton Corp.	1,654	43
	Rayonier Advanced Materials Inc.	2,892	43
*	AdvanSix Inc.	1,484	43
	Advanced Drainage Systems Inc.	1,499	41
	GrafTech International Ltd.	2,575	41
*	AK Steel Holding Corp.	13,108	40
	Boise Cascade Co.	1,506	40
*	PGT Innovations Inc.	2,064	40
*	Patrick Industries Inc.	1,000	40
	Interface Inc. Class A	2,395	39
	Schweitzer-Mauduit International Inc.	1,360	39
*	Installed Building Products Inc.	998	39
*	GMS Inc.	1,993	37
*	Verso Corp.	1,451	37
*	Coeur Mining Inc.	7,834	31
	Chase Corp.	272	31
	Schnitzer Steel Industries Inc.	1,063	30
	Global Brass & Copper Holdings Inc.	861	28
*	US Concrete Inc.	699	27
*	OMNOVA Solutions Inc.	3,364	27
*	Northwest Pipe Co.	1,149	27
	Quanex Building Products Corp.	1,669	26
	PH Glatfelter Co.	1,961	25
	Innophos Holdings Inc.	880	24
	DMC Global Inc.	669	24
*	Unifi Inc.	867	24
*	Clearwater Paper Corp.	748	23
*	TimkenSteel Corp.	2,083	23
	Myers Industries Inc.	1,348	22
	American Vanguard Corp.	1,302	22
*	Century Aluminum Co.	2,365	21
*	LB Foster Co. Class A	1,089	21

Russell 3000 Index Fund

*	Uranium Energy Corp.	15,530	20
	Eastern Co.	737	20
*	PQ Group Holdings Inc.	1,280	20
	Insteel Industries Inc.	703	19
*	Koppers Holdings Inc.	1,019	19
*	NCI Building Systems Inc.	1,671	19
*	Landec Corp.	1,164	18
	Haynes International Inc.	543	18
	FutureFuel Corp.	1,012	17
	Greif Inc. Class B	329	17
	Griffon Corp.	1,346	16
*	Veritiv Corp.	533	16
	CompX International Inc.	1,083	16
^	Caesarstone Ltd.	1,004	16
*	Intrepid Potash Inc.	4,576	15
	Tredegar Corp.	889	15
	Kronos Worldwide Inc.	1,086	13
*	Armstrong Flooring Inc.	835	13
*	Nexeo Solutions Inc.	1,327	13
	Hawkins Inc.	306	13
*	Energy Fuels Inc.	3,791	12
*	UFP Technologies Inc.	307	11
*	BlueLinx Holdings Inc.	402	11
	Gold Resource Corp.	2,491	10
	Ardagh Group SA	712	9
*	Universal Stainless & Alloy Products Inc.	423	8
*	LSB Industries Inc.	1,010	8
	Omega Flex Inc.	136	8
	NN Inc.	1,036	7
	Culp Inc.	357	7
*	Lawson Products Inc.	219	7
*	Amyris Inc.	1,225	6
*	Shiloh Industries Inc.	641	5
*	Forterra Inc.	999	5
*	AgroFresh Solutions Inc.	1,083	5
	United States Lime & Minerals Inc.	59	4
*	ChromaDex Corp.	1,182	4
*	Ryerson Holding Corp.	431	4
*	Foundation Building Materials Inc.	324	3
	Synalloy Corp.	194	3
	Olympic Steel Inc.	167	3
*	Marrone Bio Innovations Inc.	1,618	2
	Oil-Dri Corp. of America	82	2
*,§	Ferroglobe R&W Trust	4,465	—
			42,989
Other (0.0%)[2]
*	Livent Corp.	281	5
*	Elanco Animal Health Inc.	145	5
*,§	Herbalife Ltd. CVR	450	4
*	Anaplan Inc.	137	4
*	Guardant Health Inc.	85	3
*	Principia Biopharma Inc.	91	3
*	Gritstone Oncology Inc.	86	2
*,§	A Schulman Inc. CVR	1,117	2
*	SI-BONE Inc.	113	2
*	Bank7 Corp.	100	2
*	Y-mAbs Therapeutics Inc.	71	2

Russell 3000 Index Fund

*	SolarWinds Corp.	111	2
*	YETI Holdings Inc.	100	2
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	277	1
*,§	NewStar Financial Inc.	943	—
*,§	Media General Inc. CVR	5,133	—
*,§	Omthera Pharmaceuticals Inc. CVR	152	—
*,§	Clinical Data CVR	32	—
*	Pulse Biosciences Inc. Rights Exp. 12/06/2018	278	—
			39
Producer Durables (10.3%)
	Boeing Co.	23,976	8,314
	3M Co.	25,226	5,245
	Union Pacific Corp.	32,789	5,042
	Honeywell International Inc.	32,976	4,839
	Accenture plc Class A	28,499	4,689
	United Technologies Corp.	35,853	4,368
	United Parcel Service Inc. Class B	30,599	3,528
	Caterpillar Inc.	25,684	3,485
	Lockheed Martin Corp.	10,983	3,300
	Automatic Data Processing Inc.	19,535	2,880
	General Electric Co.	381,335	2,860
	CSX Corp.	36,230	2,631
	FedEx Corp.	10,966	2,511
	Raytheon Co.	12,687	2,225
	Deere & Co.	14,306	2,216
	Norfolk Southern Corp.	12,517	2,137
	General Dynamics Corp.	11,456	2,118
	Illinois Tool Works Inc.	14,781	2,055
	Northrop Grumman Corp.	7,153	1,859
	Emerson Electric Co.	27,509	1,857
	Waste Management Inc.	19,108	1,791
	Delta Air Lines Inc.	28,240	1,714
	Eaton Corp. plc	19,158	1,474
	Johnson Controls International plc	40,954	1,424
	Roper Technologies Inc.	4,467	1,329
	Southwest Airlines Co.	23,307	1,273
*	United Continental Holdings Inc.	10,819	1,046
	Cummins Inc.	6,742	1,018
	Paychex Inc.	14,269	1,010
	Parker-Hannifin Corp.	5,861	1,008
	Fortive Corp.	13,003	989
	PACCAR Inc.	15,153	943
	Rockwell Automation Inc.	5,361	935
	AMETEK Inc.	12,365	908
	Stanley Black & Decker Inc.	6,815	892
*	Verisk Analytics Inc. Class A	7,189	887
*	TransDigm Group Inc.	2,133	771
	Republic Services Inc. Class A	9,723	752
	American Airlines Group Inc.	18,178	730
	Cintas Corp.	3,837	719
*	Mettler-Toledo International Inc.	1,102	702
*	Waters Corp.	3,379	671
	L3 Technologies Inc.	3,432	629
	WW Grainger Inc.	2,000	628
	Textron Inc.	10,897	612
	Expeditors International of Washington Inc.	7,701	586
*	CoStar Group Inc.	1,570	580

Russell 3000 Index Fund

	Xylem Inc.	7,837	572
	CH Robinson Worldwide Inc.	6,114	565
	Dover Corp.	6,381	542
*	Keysight Technologies Inc.	8,215	508
	Kansas City Southern	4,502	464
	IDEX Corp.	3,340	459
*	Copart Inc.	8,922	457
*	United Rentals Inc.	3,635	426
*	XPO Logistics Inc.	5,479	416
*	Trimble Inc.	10,918	415
*	Zebra Technologies Corp.	2,307	415
	Snap-on Inc.	2,472	411
	JB Hunt Transport Services Inc.	3,862	411
	Arconic Inc.	18,904	406
	Huntington Ingalls Industries Inc.	1,857	400
	Old Dominion Freight Line Inc.	2,885	394
	Alaska Air Group Inc.	5,278	387
	Allegion plc	4,211	386
	Spirit AeroSystems Holdings Inc. Class A	4,642	380
	Avery Dennison Corp.	3,894	375
	Jacobs Engineering Group Inc.	5,553	365
	Wabtec Corp.	3,792	359
*	Teledyne Technologies Inc.	1,549	348
*	Sensata Technologies Holding plc	7,303	338
	Robert Half International Inc.	5,276	326
*	HD Supply Holdings Inc.	8,105	323
	Graco Inc.	7,271	320
	Donaldson Co. Inc.	5,674	318
	Booz Allen Hamilton Holding Corp. Class A	6,165	316
	Nordson Corp.	2,619	315
	AO Smith Corp.	6,234	295
	Pentair plc	6,893	294
*	Middleby Corp.	2,397	290
	Toro Co.	4,577	284
	Flowserve Corp.	5,684	276
	Rollins Inc.	4,282	272
	Carlisle Cos. Inc.	2,560	270
	FLIR Systems Inc.	5,886	270
*	JetBlue Airways Corp.	13,684	267
	Xerox Corp.	9,840	265
	Hubbell Inc. Class B	2,343	258
	Fluor Corp.	6,041	247
	National Instruments Corp.	5,021	246
	Lincoln Electric Holdings Inc.	2,774	238
	Allison Transmission Holdings Inc.	5,021	237
	ManpowerGroup Inc.	2,862	232
*	Quanta Services Inc.	6,505	228
	Oshkosh Corp.	3,185	227
*	AECOM	6,813	219
*	Genesee & Wyoming Inc. Class A	2,583	215
	ITT Inc.	3,778	209
	Curtiss-Wright Corp.	1,879	207
	BWX Technologies Inc.	4,420	200
	MAXIMUS Inc.	2,791	198
*	Kirby Corp.	2,583	197
	Genpact Ltd.	6,483	197
	Littelfuse Inc.	1,026	196
	Knight-Swift Transportation Holdings Inc.	5,663	196

Russell 3000 Index Fund

	HEICO Corp. Class A	2,893	195
	Landstar System Inc.	1,785	195
*	Spirit Airlines Inc.	3,036	195
	Woodward Inc.	2,316	194
	Crane Co.	2,184	189
	EMCOR Group Inc.	2,559	186
	Air Lease Corp. Class A	4,592	178
	HEICO Corp.	2,097	177
*	Stericycle Inc.	3,610	174
	nVent Electric plc	6,874	172
	MSC Industrial Direct Co. Inc. Class A	1,934	171
	AGCO Corp.	2,868	171
	Insperity Inc.	1,648	165
	MSA Safety Inc.	1,511	165
	Kennametal Inc.	3,812	159
*	Darling Ingredients Inc.	7,136	156
	EnerSys	1,772	155
	Trinity Industries Inc.	6,464	154
	Brink’s Co.	2,171	154
*	Generac Holdings Inc.	2,693	153
*	ASGN Inc.	2,202	152
	Healthcare Services Group Inc.	3,167	149
*	Proto Labs Inc.	1,158	149
	Tetra Tech Inc.	2,421	148
	Macquarie Infrastructure Corp.	3,500	146
	Regal Beloit Corp.	1,864	146
*	Clean Harbors Inc.	2,234	144
*	Esterline Technologies Corp.	1,177	140
	Moog Inc. Class A	1,555	136
*	Gardner Denver Holdings Inc.	5,467	135
	GATX Corp.	1,608	134
	Ryder System Inc.	2,311	131
*	MasTec Inc.	2,802	126
	SkyWest Inc.	2,167	125
	Barnes Group Inc.	2,034	122
*	FTI Consulting Inc.	1,728	121
	Hillenbrand Inc.	2,676	119
	Exponent Inc.	2,318	117
	Copa Holdings SA Class A	1,368	116
	Korn/Ferry International	2,367	116
*	WESCO International Inc.	2,113	113
	KBR Inc.	6,065	113
*	Resideo Technologies Inc.	5,371	111
*	Conduent Inc.	8,563	110
	John Bean Technologies Corp.	1,327	110
*	Axon Enterprise Inc.	2,505	109
	Deluxe Corp.	2,129	107
	UniFirst Corp.	690	107
*	Aerojet Rocketdyne Holdings Inc.	2,992	105
*	Colfax Corp.	4,124	103
	Applied Industrial Technologies Inc.	1,569	102
	Granite Construction Inc.	1,945	98
*	Dycom Industries Inc.	1,473	98
	Franklin Electric Co. Inc.	2,059	93
	Terex Corp.	2,780	92
*	Itron Inc.	1,693	92
*	Harsco Corp.	3,405	91
	Herman Miller Inc.	2,679	91

Russell 3000 Index Fund

	Hawaiian Holdings Inc.	2,234	90
	Watts Water Technologies Inc. Class A	1,189	88
	Forward Air Corp.	1,336	87
	ABM Industries Inc.	2,736	87
	Albany International Corp.	1,192	86
*	Chart Industries Inc.	1,346	86
*	TriNet Group Inc.	1,858	85
	Brady Corp. Class A	1,956	85
	Altra Industrial Motion Corp.	2,619	83
	Covanta Holding Corp.	4,975	82
*	ExlService Holdings Inc.	1,413	82
*	TopBuild Corp.	1,598	81
*	Paylocity Holding Corp.	1,203	81
*	Advanced Disposal Services Inc.	2,987	80
	US Ecology Inc.	1,139	79
	Triton International Ltd.	2,272	77
*	Advanced Energy Industries Inc.	1,634	77
	HNI Corp.	1,989	77
	Matson Inc.	1,936	76
*	Welbilt Inc.	5,511	76
	ESCO Technologies Inc.	1,081	76
	Mobile Mini Inc.	1,872	76
	Allegiant Travel Co. Class A	560	75
*	Aerovironment Inc.	914	70
	Pitney Bowes Inc.	8,292	70
*	Navistar International Corp.	2,177	70
	Cubic Corp.	1,139	70
	Actuant Corp. Class A	2,703	69
	Badger Meter Inc.	1,230	68
	Greenbrier Cos. Inc.	1,391	68
	Werner Enterprises Inc.	1,997	68
	Raven Industries Inc.	1,668	67
	AAR Corp.	1,517	66
	EnPro Industries Inc.	938	66
*	Saia Inc.	1,072	65
*	SPX FLOW Inc.	1,715	64
*	Hub Group Inc. Class A	1,442	64
	Kaman Corp.	1,125	64
*	WageWorks Inc.	1,812	60
*	SPX Corp.	1,985	59
	ICF International Inc.	816	57
	Federal Signal Corp.	2,404	56
*	Electronics For Imaging Inc.	2,019	56
	Steelcase Inc. Class A	3,430	56
*	TriMas Corp.	1,896	55
*	Casella Waste Systems Inc. Class A	1,682	55
	AZZ Inc.	1,148	55
*	Atlas Air Worldwide Holdings Inc.	1,003	53
*	SP Plus Corp.	1,750	53
	McGrath RentCorp	986	53
*	Huron Consulting Group Inc.	941	52
	Aircastle Ltd.	2,766	52
	Rush Enterprises Inc. Class A	1,343	51
	Mesa Laboratories Inc.	226	50
*	Sykes Enterprises Inc.	1,809	50
	Lindsay Corp.	490	50
*	OSI Systems Inc.	682	49
	Sun Hydraulics Corp.	1,167	49

Russell 3000 Index Fund

*	Kratos Defense & Security Solutions Inc.	3,646	48
	Douglas Dynamics Inc.	1,283	48
	Encore Wire Corp.	949	47
	Tennant Co.	791	47
	Ship Finance International Ltd.	3,533	46
	Navigant Consulting Inc.	1,756	45
*	Air Transport Services Group Inc.	2,423	45
*	CBIZ Inc.	2,102	44
	Standex International Corp.	556	44
*	TrueBlue Inc.	1,741	44
	Schneider National Inc. Class B	1,925	43
	Knoll Inc.	2,190	42
	ArcBest Corp.	1,024	41
	Heartland Express Inc.	1,959	41
	Wabash National Corp.	2,613	41
	MTS Systems Corp.	780	40
	Primoris Services Corp.	1,618	39
	ADT Inc.	4,995	39
*	Milacron Holdings Corp.	2,733	39
	Kadant Inc.	424	39
*	Engility Holdings Inc.	1,204	38
*	Herc Holdings Inc.	1,052	38
	Columbus McKinnon Corp.	1,056	37
	ACCO Brands Corp.	4,500	37
*	CSW Industrials Inc.	688	36
	Triumph Group Inc.	2,134	36
	Marten Transport Ltd.	1,832	36
	GasLog Ltd.	1,712	36
*	Thermon Group Holdings Inc.	1,542	35
	Hyster-Yale Materials Handling Inc.	525	34
*	Echo Global Logistics Inc.	1,313	33
*	Atkore International Group Inc.	1,612	33
*	Evoqua Water Technologies Corp.	3,584	33
*	Astronics Corp.	1,000	32
*	FARO Technologies Inc.	650	32
*	Tutor Perini Corp.	1,715	32
	Hackett Group Inc.	1,804	32
	Kelly Services Inc. Class A	1,378	32
	H&E Equipment Services Inc.	1,415	31
	Astec Industries Inc.	873	31
	Alamo Group Inc.	373	31
*	SEACOR Holdings Inc.	725	30
	American Railcar Industries Inc.	425	30
*	Aegion Corp. Class A	1,561	30
	Briggs & Stratton Corp.	1,960	29
*,^	Plug Power Inc.	16,642	29
*	DXP Enterprises Inc.	803	29
	Kforce Inc.	917	29
	Scorpio Tankers Inc.	13,945	29
	Argan Inc.	655	28
*	NV5 Global Inc.	387	28
	Allied Motion Technologies Inc.	596	28
	Scorpio Bulkers Inc.	4,533	28
	Park-Ohio Holdings Corp.	768	28
*	Frontline Ltd.	3,761	27
*	Manitowoc Co. Inc.	1,371	27
	Gorman-Rupp Co.	793	27
	Resources Connection Inc.	1,556	26

Russell 3000 Index Fund

	Quad/Graphics Inc.	1,581	26
*	Vicor Corp.	721	26
	Heidrick & Struggles International Inc.	703	26
*	MYR Group Inc.	818	26
	Essendant Inc.	2,014	25
*	Modine Manufacturing Co.	1,939	25
*	Tidewater Inc.	1,064	25
*	Gates Industrial Corp. plc	1,715	25
*	Control4 Corp.	1,155	25
	Kimball International Inc. Class B	1,634	25
*	Wesco Aircraft Holdings Inc.	2,561	24
	Multi-Color Corp.	533	24
	Barrett Business Services Inc.	308	22
*	CIRCOR International Inc.	651	22
*	Team Inc.	1,280	21
	DHT Holdings Inc.	4,570	21
*	CAI International Inc.	840	21
	TTEC Holdings Inc.	697	20
*,^	Energous Corp.	2,458	20
*	IES Holdings Inc.	1,132	20
*	Ducommun Inc.	499	20
*	Willscot Corp. Class A	1,395	19
	Ennis Inc.	983	19
	CRA International Inc.	380	19
*	Lydall Inc.	819	18
	Universal Logistics Holdings Inc.	774	18
*	Great Lakes Dredge & Dock Corp.	2,437	18
*	Heritage-Crystal Clean Inc.	628	18
	RR Donnelley & Sons Co.	2,778	18
	ConvergeOne Holdings Inc.	1,395	17
	Teekay Corp.	3,953	17
*	International Seaways Inc.	904	17
	Rush Enterprises Inc. Class B	437	17
	Forrester Research Inc.	356	17
	Nordic American Tankers Ltd.	5,581	16
*	CryoPort Inc.	1,471	16
	LSC Communications Inc.	1,573	16
*	Sterling Construction Co. Inc.	1,217	16
*	BrightView Holdings Inc.	1,236	16
	Titan International Inc.	2,357	15
	Systemax Inc.	528	15
*	Covenant Transportation Group Inc. Class A	640	15
*	Titan Machinery Inc.	818	14
*	Willdan Group Inc.	374	14
*	Textainer Group Holdings Ltd.	1,260	14
*	Energy Recovery Inc.	1,662	14
	VSE Corp.	464	14
	REV Group Inc.	1,089	13
*	Blue Bird Corp.	688	13
	Spartan Motors Inc.	1,625	13
*	Vectrus Inc.	527	13
*	Genco Shipping & Trading Ltd.	1,515	13
	Powell Industries Inc.	401	12
*	Vishay Precision Group Inc.	358	12
	Hurco Cos. Inc.	306	12
*	Mistras Group Inc.	664	11
	Graham Corp.	452	11
	Miller Industries Inc.	399	11

Russell 3000 Index Fund

*	Exela Technologies Inc.	2,463	11
*	CECO Environmental Corp.	1,327	11
*	Ardmore Shipping Corp.	1,859	11
*	Liquidity Services Inc.	1,689	11
	Advanced Emissions Solutions Inc.	933	10
*	Radiant Logistics Inc.	1,707	9
*	Daseke Inc.	2,286	9
*	Dorian LPG Ltd.	1,258	9
	Preformed Line Products Co.	136	9
*	Eagle Bulk Shipping Inc.	1,821	9
*	YRC Worldwide Inc.	1,491	8
*	Commercial Vehicle Group Inc.	1,175	8
*	US Xpress Enterprises Inc. Class A	991	8
	Teekay Tankers Ltd. Class A	7,173	8
	NACCO Industries Inc. Class A	220	8
	Costamare Inc.	1,440	8
*	GP Strategies Corp.	548	7
	BG Staffing Inc.	282	7
*	HC2 Holdings Inc.	2,122	7
*	Twin Disc Inc.	381	7
*	PRGX Global Inc.	707	7
	EnviroStar Inc.	183	6
*	Orion Group Holdings Inc.	1,426	6
*	Information Services Group Inc.	1,467	6
*	Bristow Group Inc.	1,522	6
	Marlin Business Services Corp.	219	6
*	FreightCar America Inc.	583	6
*	InnerWorkings Inc.	1,264	5
*	ServiceSource International Inc.	3,785	5
*	Napco Security Technologies Inc.	299	5
*	Overseas Shipholding Group Inc. Class A	2,128	5
*	Arlo Technologies Inc.	310	4
*	Mesa Air Group Inc.	294	4
*	USA Truck Inc.	173	4
*	Willis Lease Finance Corp.	83	3
*	PAM Transportation Services Inc.	58	3
*	General Finance Corp.	214	3
*	Safe Bulkers Inc.	1,425	3
*	PHI Inc.	724	3
*	Maxwell Technologies Inc.	973	2
*	Manitex International Inc.	310	2
*	Gencor Industries Inc.	91	1
			128,333
Technology (20.1%)
	Apple Inc.	213,954	38,208
	Microsoft Corp.	335,495	37,203
*	Alphabet Inc. Class A	13,418	14,889
*	Facebook Inc. Class A	105,255	14,800
*	Alphabet Inc. Class C	13,284	14,538
	Intel Corp.	204,315	10,075
	Cisco Systems Inc.	208,300	9,971
	Oracle Corp.	124,052	6,049
*	Adobe Inc.	21,761	5,460
	International Business Machines Corp.	40,674	5,055
	Broadcom Inc.	19,084	4,531
*	salesforce.com Inc.	31,240	4,460
	Texas Instruments Inc.	43,389	4,332

Russell 3000 Index Fund

	NVIDIA Corp.	25,764	4,211
	QUALCOMM Inc.	65,621	3,823
	Intuit Inc.	10,813	2,320
*	Micron Technology Inc.	51,236	1,976
	Cognizant Technology Solutions Corp. Class A	25,820	1,839
	Applied Materials Inc.	44,596	1,663
	Activision Blizzard Inc.	33,310	1,662
	HP Inc.	71,098	1,635
	Analog Devices Inc.	16,366	1,504
*	ServiceNow Inc.	7,734	1,433
*	Autodesk Inc.	9,675	1,398
*	Red Hat Inc.	7,825	1,397
	NXP Semiconductors NV	15,213	1,268
	Amphenol Corp. Class A	12,997	1,143
	Corning Inc.	35,102	1,131
*	Electronic Arts Inc.	13,325	1,120
	Lam Research Corp.	6,971	1,094
*	Workday Inc. Class A	6,408	1,051
	Xilinx Inc.	11,259	1,041
	Hewlett Packard Enterprise Co.	66,736	1,001
*	Twitter Inc.	31,292	984
*	Dell Technologies Inc. Class V	8,846	933
	Motorola Solutions Inc.	7,109	933
*	IHS Markit Ltd.	16,918	903
*	Advanced Micro Devices Inc.	40,199	856
	DXC Technology Co.	12,427	783
	NetApp Inc.	11,494	769
	Microchip Technology Inc.	10,137	760
	Harris Corp.	5,225	747
*	VeriSign Inc.	4,620	721
*	Splunk Inc.	6,355	710
	Maxim Integrated Products Inc.	12,259	686
*	Palo Alto Networks Inc.	3,935	681
	KLA-Tencor Corp.	6,879	678
*	Citrix Systems Inc.	6,005	654
	Symantec Corp.	27,311	604
	CDW Corp.	6,512	604
*	Synopsys Inc.	6,538	601
	Western Digital Corp.	13,190	599
*	Gartner Inc.	3,901	598
*	ANSYS Inc.	3,683	597
*	Arista Networks Inc.	2,498	596
*	IAC/InterActiveCorp	3,274	583
	Skyworks Solutions Inc.	7,886	574
*	Cadence Design Systems Inc.	12,331	555
*	Take-Two Interactive Software Inc.	4,976	546
*	VMware Inc. Class A	3,067	513
*	Akamai Technologies Inc.	7,297	502
*	F5 Networks Inc.	2,684	462
*	GoDaddy Inc. Class A	7,012	458
*	Fortinet Inc.	6,108	451
*	PTC Inc.	5,115	442
	SS&C Technologies Holdings Inc.	9,061	436
	Juniper Networks Inc.	14,931	429
	Amdocs Ltd.	6,341	412
	Leidos Holdings Inc.	6,324	398
	Marvell Technology Group Ltd.	23,946	386
*	Tableau Software Inc. Class A	3,051	380

Russell 3000 Index Fund

*	Qorvo Inc.	5,548	365
*	ON Semiconductor Corp.	18,561	356
*	Ultimate Software Group Inc.	1,333	352
*	Atlassian Corp. plc Class A	4,026	346
*	Guidewire Software Inc.	3,489	324
*	Tyler Technologies Inc.	1,659	320
	Cognex Corp.	7,210	317
*	GrubHub Inc.	3,959	310
*	Twilio Inc. Class A	3,152	298
*	Arrow Electronics Inc.	3,825	294
	Teradyne Inc.	8,158	291
	CDK Global Inc.	5,743	289
*	Paycom Software Inc.	2,178	289
*	EPAM Systems Inc.	2,214	288
	Sabre Corp.	11,160	285
*	Black Knight Inc.	6,265	284
*	Zendesk Inc.	4,576	272
*	Integrated Device Technology Inc.	5,659	271
*	Aspen Technology Inc.	3,122	269
*	RingCentral Inc. Class A	2,988	248
*	Okta Inc.	3,729	237
	Monolithic Power Systems Inc.	1,793	237
*	Proofpoint Inc.	2,441	237
*	ARRIS International plc	7,501	232
*	IPG Photonics Corp.	1,566	223
	Avnet Inc.	5,032	221
*	HubSpot Inc.	1,563	217
	Cypress Semiconductor Corp.	15,543	216
*	Teradata Corp.	5,533	208
	LogMeIn Inc.	2,254	208
*	Ciena Corp.	6,346	207
*	Nutanix Inc.	4,618	206
*	Nuance Communications Inc.	12,553	201
*	Cree Inc.	4,346	192
	Dolby Laboratories Inc. Class A	2,639	186
	Entegris Inc.	6,246	184
	MKS Instruments Inc.	2,340	184
*	ViaSat Inc.	2,610	180
	Jabil Inc.	7,192	180
*	CACI International Inc. Class A	1,070	176
	Universal Display Corp.	1,865	171
*	FireEye Inc.	8,314	166
*	New Relic Inc.	1,908	166
*	RealPage Inc.	3,197	165
*	Silicon Laboratories Inc.	1,854	164
*	LiveRamp Holdings Inc.	3,285	155
	Blackbaud Inc.	2,069	152
*	Semtech Corp.	2,818	150
*	CommScope Holding Co. Inc.	8,266	150
*	Coherent Inc.	1,067	147
*	Coupa Software Inc.	2,274	147
*	NCR Corp.	5,245	145
	SYNNEX Corp.	1,783	144
*	Tech Data Corp.	1,597	144
*	ACI Worldwide Inc.	4,945	143
*	Manhattan Associates Inc.	2,854	141
*	Pure Storage Inc. Class A	7,302	138
	Vishay Intertechnology Inc.	6,358	133

Russell 3000 Index Fund

*	Cornerstone OnDemand Inc.	2,424	132
	Perspecta Inc.	6,153	130
	Science Applications International Corp.	1,840	128
*	Verint Systems Inc.	2,757	125
*	Lumentum Holdings Inc.	2,751	122
*	Zynga Inc. Class A	32,914	119
*	Finisar Corp.	5,077	119
*	Yelp Inc. Class A	3,509	118
*	iRobot Corp.	1,214	116
*	Rogers Corp.	898	116
*	Qualys Inc.	1,436	113
	InterDigital Inc.	1,471	111
*	Q2 Holdings Inc.	2,024	110
*	Five9 Inc.	2,546	109
*	Mercury Systems Inc.	2,038	106
*	Envestnet Inc.	1,911	104
*	CommVault Systems Inc.	1,746	103
*	Cirrus Logic Inc.	2,697	101
*	Viavi Solutions Inc.	9,775	99
*	Ellie Mae Inc.	1,469	99
*	II-VI Inc.	2,637	99
*	Box Inc.	5,240	98
*	NetScout Systems Inc.	3,568	96
*	Bottomline Technologies DE Inc.	1,734	95
	Ubiquiti Networks Inc.	869	95
*	Match Group Inc.	2,307	93
	Brooks Automation Inc.	3,012	91
*	Novanta Inc.	1,382	90
	Pegasystems Inc.	1,595	86
*	EchoStar Corp. Class A	2,051	86
*	Cargurus Inc.	2,201	86
*	Imperva Inc.	1,513	84
*	Plexus Corp.	1,359	83
*	Fabrinet	1,541	81
*	Anixter International Inc.	1,270	81
*	NETGEAR Inc.	1,434	79
	Progress Software Corp.	2,256	79
*	Evolent Health Inc. Class A	3,025	78
	Power Integrations Inc.	1,222	77
*	Alteryx Inc. Class A	1,265	76
*	Inphi Corp.	1,887	75
*	Sanmina Corp.	2,753	74
*	Avaya Holdings Corp.	4,695	73
*	Insight Enterprises Inc.	1,553	69
*	Blackline Inc.	1,603	69
*	3D Systems Corp.	5,532	68
*	Alarm.com Holdings Inc.	1,330	68
*	Varonis Systems Inc.	1,163	67
*	Electro Scientific Industries Inc.	2,216	65
*	SPS Commerce Inc.	758	65
*	Blucora Inc.	2,005	62
*	Diodes Inc.	1,781	62
	TiVo Corp.	6,256	62
*,^	GTT Communications Inc.	1,838	62
*	Groupon Inc. Class A	20,110	62
*	DocuSign Inc. Class A	1,472	61
	Plantronics Inc.	1,343	61
*	Everbridge Inc.	1,120	61

Russell 3000 Index Fund

*	Knowles Corp.	4,003	61
	ManTech International Corp. Class A	1,076	61
*	Workiva Inc.	1,617	60
*	Oclaro Inc.	7,388	60
*	Ceridian HCM Holding Inc.	1,476	59
*	SailPoint Technologies Holding Inc.	2,257	59
*	Synaptics Inc.	1,502	58
*	Ambarella Inc.	1,438	58
*	SendGrid Inc.	1,258	57
*	Virtusa Corp.	1,290	57
*	FormFactor Inc.	3,433	57
*	Benefitfocus Inc.	1,118	56
*	MaxLinear Inc.	2,679	55
*	Yext Inc.	3,733	54
*	Apptio Inc. Class A	1,419	54
*	Cloudera Inc.	4,272	53
*	MINDBODY Inc. Class A	1,895	53
*	MicroStrategy Inc. Class A	405	53
*	Acacia Communications Inc.	1,220	52
*	TTM Technologies Inc.	4,359	52
	Ebix Inc.	1,083	51
	Benchmark Electronics Inc.	2,122	51
*	LivePerson Inc.	2,648	50
*	Vocera Communications Inc.	1,243	49
	KEMET Corp.	2,357	48
	Methode Electronics Inc.	1,590	48
*	Hortonworks Inc.	2,989	48
*	ePlus Inc.	586	48
*	Cray Inc.	1,815	48
*	MACOM Technology Solutions Holdings Inc.	2,665	47
	CSG Systems International Inc.	1,343	47
*	Rapid7 Inc.	1,459	46
*	ScanSource Inc.	1,200	46
*	Stratasys Ltd.	2,063	44
*	Rambus Inc.	4,960	43
*	PROS Holdings Inc.	1,298	42
	Maxar Technologies Ltd.	2,506	41
*	TrueCar Inc.	3,959	41
*	Altair Engineering Inc. Class A	1,246	40
*	Appfolio Inc.	649	40
*	CalAmp Corp.	2,135	38
*	Perficient Inc.	1,491	38
	AVX Corp.	2,259	37
*	ForeScout Technologies Inc.	1,361	37
	NIC Inc.	2,813	37
*	Inovalon Holdings Inc. Class A	2,717	36
*	Glu Mobile Inc.	4,834	36
*	Carbonite Inc.	1,247	35
	CTS Corp.	1,197	35
*	Extreme Networks Inc.	5,184	34
*	Amkor Technology Inc.	4,602	32
	Cohu Inc.	1,601	31
*	Cision Ltd.	2,494	31
	Daktronics Inc.	3,416	31
*	Nanometrics Inc.	951	31
	Xperi Corp.	2,144	30
	Monotype Imaging Holdings Inc.	1,746	30
*	Zscaler Inc.	756	30

Russell 3000 Index Fund

*	Rudolph Technologies Inc.	1,394	30
	QAD Inc. Class A	690	29
*	Lattice Semiconductor Corp.	4,727	28
*	Unisys Corp.	2,038	28
*	Photronics Inc.	2,835	27
	ADTRAN Inc.	2,182	27
	Park Electrochemical Corp.	1,520	27
*	Tucows Inc. Class A	458	27
	PC Connection Inc.	843	26
*	Infinera Corp.	5,990	26
*	CEVA Inc.	988	26
*	PlayAGS Inc.	1,139	26
*	Ultra Clean Holdings Inc.	2,716	26
*	pdvWireless Inc.	566	25
	NVE Corp.	254	24
*	Axcelis Technologies Inc.	1,210	24
*	Endurance International Group Holdings Inc.	2,810	23
*	Amber Road Inc.	2,650	23
*	Pluralsight Inc. Class A	957	23
	Comtech Telecommunications Corp.	886	23
*	Kimball Electronics Inc.	1,243	22
*	KeyW Holding Corp.	2,149	21
	Diebold Nixdorf Inc.	6,399	21
*	Harmonic Inc.	3,722	21
*	Ichor Holdings Ltd.	1,105	20
*	Loral Space & Communications Inc.	467	20
*	Digimarc Corp.	986	20
*	OneSpan Inc.	1,158	20
*	Calix Inc.	2,008	19
*	Quantenna Communications Inc.	1,237	19
*	Impinj Inc.	868	18
*	Aerohive Networks Inc.	5,037	18
*	Zix Corp.	2,658	18
*	Upland Software Inc.	622	17
*	Leaf Group Ltd.	2,115	17
*	Veeco Instruments Inc.	1,950	17
*	A10 Networks Inc.	2,702	17
*,^	Applied Optoelectronics Inc.	783	16
	Presidio Inc.	1,140	16
*	Casa Systems Inc.	1,031	16
	Switch Inc.	2,009	16
*	Model N Inc.	1,067	15
*	Mitek Systems Inc.	1,508	14
*	Ribbon Communications Inc.	2,678	14
*	Digi International Inc.	1,191	14
*	Tenable Holdings Inc.	488	14
*	PAR Technology Corp.	691	14
*	USA Technologies Inc.	2,645	13
*	MobileIron Inc.	2,704	13
*	TechTarget Inc.	911	13
*	Meet Group Inc.	3,237	13
*	NeoPhotonics Corp.	1,689	13
*	SMART Global Holdings Inc.	379	13
*	Ooma Inc.	868	13
*	ChannelAdvisor Corp.	1,206	13
*	Limelight Networks Inc.	3,871	13
*	Immersion Corp.	1,279	12
*	Alpha & Omega Semiconductor Ltd.	1,064	12

Russell 3000 Index Fund

	Simulations Plus Inc.	591	12
*	Brightcove Inc.	1,624	12
*	Avalara Inc.	359	11
	Bel Fuse Inc. Class B	501	11
*	ShotSpotter Inc.	290	11
	American Software Inc. Class A	1,053	11
*	PDF Solutions Inc.	1,086	10
*	Aquantia Corp.	1,000	10
*	Avid Technology Inc.	1,471	9
*	KVH Industries Inc.	798	9
*	Agilysys Inc.	517	9
*	Telenav Inc.	1,968	8
*	nLight Inc.	419	8
*	VirnetX Holding Corp.	2,500	8
*	Turtle Beach Corp.	454	7
*	Acacia Research Corp.	2,241	7
*	eGain Corp.	949	7
*	AXT Inc.	1,218	7
*	Kopin Corp.	3,357	6
*	Iteris Inc.	1,125	5
*	Internap Corp.	700	4
*	SecureWorks Corp. Class A	227	4
*	Carbon Black Inc.	238	4
*	Sparton Corp.	234	3
*	Telaria Inc.	1,035	3
*	Park City Group Inc.	372	3
*	Adesto Technologies Corp.	555	3
*	Clearfield Inc.	231	3
*	ACM Research Inc. Class A	242	3
*	Domo Inc.	150	2
*	Remark Holdings Inc.	1,095	1
*	Asure Software Inc.	228	1
*	Veritone Inc.	151	1
			248,927
Utilities (5.1%)
	Verizon Communications Inc.	183,162	11,045
	AT&T Inc.	321,797	10,053
	NextEra Energy Inc.	20,856	3,790
	Duke Energy Corp.	31,530	2,793
	Dominion Energy Inc.	28,841	2,149
	Southern Co.	44,760	2,118
	Exelon Corp.	42,757	1,983
	American Electric Power Co. Inc.	21,762	1,692
	Sempra Energy	12,086	1,393
	Public Service Enterprise Group Inc.	22,316	1,247
	Xcel Energy Inc.	22,416	1,176
	Consolidated Edison Inc.	13,775	1,107
	Eversource Energy	15,149	1,035
	WEC Energy Group Inc.	13,984	1,014
	DTE Energy Co.	7,994	957
	PPL Corp.	30,884	945
*	T-Mobile US Inc.	13,589	930
	FirstEnergy Corp.	21,262	804
	CenturyLink Inc.	42,127	792
	American Water Works Co. Inc.	8,216	784
	Edison International	14,016	775
	Ameren Corp.	10,784	740

Russell 3000 Index Fund

	Evergy Inc.	11,985	712
	Entergy Corp.	7,927	690
	CMS Energy Corp.	12,386	645
	CenterPoint Energy Inc.	21,940	615
*	PG&E Corp.	22,777	601
	NRG Energy Inc.	13,326	512
	Alliant Energy Corp.	10,335	469
	Atmos Energy Corp.	4,879	467
	AES Corp.	29,150	452
	UGI Corp.	7,744	445
	Pinnacle West Capital Corp.	4,857	434
*	Vistra Energy Corp.	18,073	424
	NiSource Inc.	15,786	417
	OGE Energy Corp.	8,875	352
	SCANA Corp.	6,240	291
	Aqua America Inc.	8,014	275
	Vectren Corp.	3,799	273
	MDU Resources Group Inc.	8,986	238
*	Zayo Group Holdings Inc.	8,795	231
	IDACORP Inc.	2,164	213
	ONE Gas Inc.	2,303	196
	New Jersey Resources Corp.	3,784	184
*	Sprint Corp.	28,888	181
	ALLETE Inc.	2,229	181
	Portland General Electric Co.	3,761	181
	Hawaiian Electric Industries Inc.	4,686	180
	Southwest Gas Holdings Inc.	2,174	171
	National Fuel Gas Co.	3,111	168
	Spire Inc.	2,122	167
	Avista Corp.	2,918	152
	j2 Global Inc.	2,049	151
	Telephone & Data Systems Inc.	4,227	151
	Black Hills Corp.	2,277	151
	PNM Resources Inc.	3,385	146
	NorthWestern Corp.	2,106	135
	Avangrid Inc.	2,551	129
	South Jersey Industries Inc.	3,683	115
	American States Water Co.	1,562	105
	Shenandoah Telecommunications Co.	1,994	100
*	Vonage Holdings Corp.	9,360	99
*	Iridium Communications Inc.	4,108	98
	Ormat Technologies Inc.	1,732	97
	MGE Energy Inc.	1,452	96
	El Paso Electric Co.	1,720	95
	California Water Service Group	1,991	91
	Cogent Communications Holdings Inc.	1,765	86
	Otter Tail Corp.	1,627	80
*	8x8 Inc.	4,015	79
	Northwest Natural Holding Co.	1,183	78
*	Intelsat SA	2,992	74
	Pattern Energy Group Inc. Class A	3,515	73
	Chesapeake Utilities Corp.	653	56
*	Boingo Wireless Inc.	2,204	55
	Clearway Energy Inc.	2,852	52
	SJW Group	721	40
	Connecticut Water Service Inc.	577	40
	Consolidated Communications Holdings Inc.	2,873	40
	Clearway Energy Inc. Class A	2,174	39

Russell 3000 Index Fund

		ATN International Inc.	426	36
		Middlesex Water Co.	694	36
*		Cincinnati Bell Inc.	2,889	36
*		United States Cellular Corp.	530	30
*		ORBCOMM Inc.	2,930	28
		Unitil Corp.	537	27
*		NII Holdings Inc.	4,043	22
		Artesian Resources Corp. Class A	437	16
		Frontier Communications Corp.	4,074	15
		Spok Holdings Inc.	888	13
*		Gogo Inc.	2,800	12
*		AquaVenture Holdings Ltd.	611	11
*		Pure Cycle Corp.	948	10
		York Water Co.	288	10
*		Atlantic Power Corp.	3,118	7
		RGC Resources Inc.	241	7
*		Windstream Holdings Inc.	1,935	6
		Consolidated Water Co. Ltd.	467	6
		Spark Energy Inc. Class A	617	6
		Global Water Resources Inc.	269	3
				62,722
Total Common Stocks (Cost $987,716)				1,237,037

		Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
3,4	Vanguard Market Liquidity Fund	2.407%	25,448	2,545

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.280%	2/21/19	500	497
Total Temporary Cash Investments (Cost $3,042)					3,042
Total Investments (99.9%) (Cost $990,758)					1,240,079
Other Assets and Liabilities-Net (0.1%)[4]					522
Net Assets (100.0%)					1,240,601

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $817,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $911,000 of collateral received for securities on loan.
5	Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Russell 3000 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	23	3,172	(176)
E-mini Russell 2000 Index	December 2018	9	691	13
				(163)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Russell 3000 Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	1,237,018	—	19
Temporary Cash Investments	2,545	497	—
Futures Contracts—Receivable[1]	19	—	—
Total	1,239,582	497	19

1 Represents variation margin on the last day of the reporting period.

Vanguard Total Corporate Bond ETF

Schedule of Investments (unaudited)

As of November 30, 2018

	Shares	Market Value ($000)
Investment Companies (99.9%)
U.S. Bond Funds (99.9%)
Vanguard Short-Term Corporate Bond ETF	378,261	29,383
Vanguard Long-Term Corporate Bond ETF	280,156	23,393
Vanguard Intermediate-Term Corporate Bond ETF	273,508	22,458
Total Investment Companies (Cost $78,479)		75,234
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.407% (Cost $42)	422	42
Total Investments (100.0%) (Cost $78,521)		75,276
Other Assets and Liabilities - Net (0.0%)		(33)
Net Assets (100%)		75,243

1         Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard Total Corporate Bond ETF

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions

	Aug. 31, 2018 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov. 30, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	26	NA2	NA2	—	—	—	—	42
Vanguard Intermediate-Term Corporate Bond ETF	16,299	6,878	260	(2)	(457)	172	—	22,458
Vanguard Long-Term Corporate Bond ETF	17,511	7,531	460	4	(1,193)	223	—	23,393
Vanguard Short-Term Corporate Bond ETF	21,252	8,871	514	(9)	(217)	170	—	29,383
Total	55,088	23,280	1,234	(7)	(1,867)	565	—	75,276

1   Includes $22,055,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.

2   Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Total World Bond ETF

Schedule of Investments (unaudited)

As of November 30, 2018

	Shares	Market Value ($000)
Investment Companies (100.0%)
International Bond Funds (52.8%)
Vanguard Total International Bond ETF	593,694	32,511
U.S. Bond Funds (47.2%)
Vanguard Total Bond Market ETF	372,204	29,084
Total Investment Companies (Cost $61,579)		61,595
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.407% (Cost $5)	52	5
Total Investments (100.0%) (Cost $61,584)		61,600
Other Assets and Liabilities - Net (0.0%)		(1)
Net Assets (100%)		61,599

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Vanguard Total World Bond ETF

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions

	Sept. 6, 2018[1] Market Value ($000)	Purchases at Cost[2] ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov. 30, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	—	NA3	NA3	—	—	—	—	5
Vanguard Total International Bond ETF	—	32,816	396	(1)	92	29	—	32,511
Vanguard Total Bond Market ETF	—	29,413	254	(3)	(72)	64	—	29,084
Total	—	62,229	650	(4)	20	93	—	61,600

1   Inception.

2   Includes $61,577,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.

3   Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a)  Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)  Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2019

VANGUARD SCOTTSDALE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 22, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.